UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2022

Item 1.

Reports to Stockholders

Fidelity® Total Market Index Fund

Fidelity® Extended Market Index Fund

Fidelity® International Index Fund

Annual Report

February 28, 2022

Contents

Note to Shareholders
Fidelity® Total Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Extended Market Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). A fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Total Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity® Total Market Index Fund	11.94%	14.60%	14.20%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Total Market Index Fund on February 29, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market Index℠ performed over the same period.

Period Ending Values
$37,728	Fidelity® Total Market Index Fund
$37,693	Dow Jones U.S. Total Stock Market Index℠

Fidelity® Total Market Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 16.39% for the 12 months ending February 28, 2022. U.S. large-cap equities retreated to begin the new year after posting a strong result in 2021 amid improved economic growth, strong corporate earnings, widespread COVID-19 vaccination, and accommodative fiscal and monetary stimulus. These tailwinds, among others, have supported the historic rebound for U.S. stocks since the early-2020 outbreak and spread of COVID-19. The uptrend was briefly interrupted in September, with the index returning -4.65% as sentiment turned broadly negative due to a host of factors. These included inflationary pressure from surging commodity prices, rising bond yields, supply constraint and disruption, and the delta variant of the coronavirus. Also, the U.S. Federal Reserve signaled it could soon begin to taper the bond purchases it has made since the onset of the pandemic. The S&P 500® reversed course in October, rising 7.01% on earnings strength, followed by a 4.48% advance in December, after studies suggested that the omicron variant resulted in fewer severe COVID-19 cases. Uncertainty then washed over the market as the calendar turned. Stocks slid as investors digested geopolitical unrest, with Russia invading and escalating its attack on Ukraine, and the Fed’s accelerated plan to hike interest rates amid soaring inflation. The year-to-date pullback for the index was -8.01%. For the full 12 months, energy stocks rose 55%, driven by surging oil prices, whereas communications services (+1%) notably lagged.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund gained 11.94%, roughly in line with the 11.93% advance of the benchmark Dow Jones U.S. Total Stock Market Index. By sector, information technology rose about 13% and contributed most. Financials, which gained 21%, also helped. The energy sector rose 53%. Consumer staples gained 21%, health care advanced approximately 7%, and industrials advanced roughly 7%. Other notable contributors included the real estate (+18%), consumer discretionary (+4%), utilities (+19%), and materials (+16%) sectors. Conversely, stocks in the communication services sector returned -2% and detracted most. Turning to individual stocks, the top contributor was Apple (+37%), from the technology hardware & equipment group. In software & services, Microsoft (+30%) was helpful, while Alphabet (+33%) from the media & entertainment category also contributed. Nvidia, within the semiconductors & semiconductor equipment segment, rose 78% and Tesla, within the automobiles & components industry, gained 29% and boosted the fund. Conversely, the biggest individual detractor was PayPal Holdings (-57%), from the software & services category. In media & entertainment, Meta Platforms (-18%), Disney (-21%), and Netflix (-27%) hurt. Zoom Video Communications, within the software & services group, returned roughly -65% and hindered the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Total Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2022

% of fund's net assets
Apple, Inc.	5.8
Microsoft Corp.	5.1
Amazon.com, Inc.	3.0
Alphabet, Inc. Class A	1.8
Alphabet, Inc. Class C	1.7
Tesla, Inc.	1.6
NVIDIA Corp.	1.4
Berkshire Hathaway, Inc. Class B	1.3
Meta Platforms, Inc. Class A	1.1
UnitedHealth Group, Inc.	1.0
23.8

Top Market Sectors as of February 28, 2022

% of fund's net assets
Information Technology	27.1
Health Care	13.1
Financials	12.2
Consumer Discretionary	11.8
Industrials	8.8
Communication Services	8.7
Consumer Staples	5.7
Energy	3.6
Real Estate	3.4
Materials	2.8

Fidelity® Total Market Index Fund

Schedule of Investments February 28, 2022

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 1.0%
Anterix, Inc. (a)	26,451	$1,409,309
AST SpaceMobile, Inc. (a)(b)	79,690	564,205
AT&T, Inc.	11,435,533	270,907,777
ATN International, Inc.	17,036	567,810
Bandwidth, Inc. (a)(b)	37,243	1,137,774
Cogent Communications Group, Inc.	66,520	4,217,368
Consolidated Communications Holdings, Inc. (a)	110,609	787,536
EchoStar Holding Corp. Class A (a)(b)	69,893	1,701,196
Frontier Communications Parent, Inc. (a)	331,599	9,135,552
Globalstar, Inc. (a)(b)	1,067,098	1,259,176
IDT Corp. Class B (a)	31,682	1,142,453
Iridium Communications, Inc. (a)	214,179	8,479,347
Liberty Global PLC:
Class A (a)	175,177	4,516,063
Class C (a)	637,155	16,483,200
Liberty Latin America Ltd.:
Class A (a)	54,858	551,323
Class C (a)	264,040	2,664,164
Lumen Technologies, Inc.	1,491,197	15,448,801
Ooma, Inc. (a)	31,427	525,459
Radius Global Infrastructure, Inc. (a)	103,101	1,325,879
Verizon Communications, Inc.	6,623,622	355,489,793
		698,314,185
Entertainment - 1.4%
Activision Blizzard, Inc.	1,247,864	101,700,916
AMC Entertainment Holdings, Inc. Class A (a)(b)	818,855	15,443,605
Ballantyne of Omaha, Inc. (a)	23,510	65,828
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	14,702	142,609
Cinedigm Corp. (a)(b)	172,863	136,596
Cinemark Holdings, Inc. (a)(b)	166,755	2,924,883
CuriosityStream, Inc. Class A (a)(b)	37,463	137,115
Dolphin Entertainment, Inc. (a)	7,242	30,344
Electronic Arts, Inc.	451,359	58,717,292
Gaia, Inc. Class A (a)	15,337	104,138
Lions Gate Entertainment Corp.:
Class A (a)(b)	179,930	2,763,725
Class B (a)	119,348	1,700,709
Live Nation Entertainment, Inc. (a)	216,600	26,169,612
LiveOne, Inc. (a)	69,111	59,118
Madison Square Garden Entertainment Corp. (a)(b)	41,498	3,251,783
Madison Square Garden Sports Corp. (a)	28,500	4,930,500
Marcus Corp. (a)(b)	41,151	748,125
Motorsport Games, Inc. Class A (a)(b)	3,147	10,731
Netflix, Inc. (a)	709,408	279,875,644
Playstudios, Inc. Class A (a)	122,479	558,504
Playtika Holding Corp. (a)	164,283	3,384,230
Reading International, Inc. Class A (a)	27,398	121,373
Redbox Entertainment, Inc. (a)(b)	17,415	32,740
Reservoir Media, Inc. (a)	42,822	307,462
Roku, Inc. Class A (a)	188,592	26,314,242
Sciplay Corp. (A Shares) (a)	39,902	520,322
Skillz, Inc. (a)(b)	406,553	1,264,380
Take-Two Interactive Software, Inc. (a)	184,376	29,868,912
The Walt Disney Co. (a)	2,909,664	431,968,717
Warner Music Group Corp. Class A	175,463	6,355,270
World Wrestling Entertainment, Inc. Class A	74,183	4,396,085
Zynga, Inc. (a)	1,668,932	15,153,903
		1,019,159,413
Interactive Media & Services - 5.0%
Alphabet, Inc.:
Class A (a)	481,231	1,299,872,303
Class C (a)	448,062	1,208,790,625
Angi, Inc. (a)(b)	120,975	833,518
Autoweb, Inc. (a)(b)	6,653	16,366
Bumble, Inc. (b)	114,729	2,940,504
CarGurus, Inc. Class A (a)	140,803	6,821,905
Cars.com, Inc. (a)	110,752	1,791,967
Creatd, Inc. (a)(b)	3,582	5,086
DHI Group, Inc. (a)	99,689	564,240
Eventbrite, Inc. (a)(b)	126,087	1,905,175
EverQuote, Inc. Class A (a)	31,519	469,003
fuboTV, Inc. (a)(b)	225,861	1,931,112
IAC (a)	134,740	15,462,762
Izea Worldwide, Inc. (a)	76,210	82,307
Kubient, Inc. (a)(b)	10,430	20,234
Liberty TripAdvisor Holdings, Inc. (a)	107,591	228,093
Match Group, Inc. (a)	452,476	50,446,549
MediaAlpha, Inc. Class A (a)(b)	32,872	472,042
Meta Platforms, Inc. Class A (a)	3,788,827	799,556,162
NerdWallet, Inc. (b)	11,622	133,072
Nextdoor Holdings, Inc. (a)(b)	120,120	753,152
Outbrain, Inc.	11,828	154,237
Pinterest, Inc. Class A (a)	897,991	24,021,259
QuinStreet, Inc. (a)	76,551	861,199
Snap, Inc. Class A (a)	1,710,706	68,325,598
Society Pass, Inc. (b)	4,312	11,254
Super League Gaming, Inc. (a)(b)	63,028	141,183
Travelzoo, Inc. (a)	7,598	74,156
TripAdvisor, Inc. (a)	160,194	4,075,335
TrueCar, Inc. (a)	153,372	512,262
Twitter, Inc. (a)	1,277,818	45,426,430
Vimeo, Inc. (a)	248,101	3,222,832
Yelp, Inc. (a)	108,283	3,669,711
Zedge, Inc. (a)	20,075	140,124
Ziff Davis, Inc. (a)	76,195	7,665,217
ZipRecruiter, Inc. (a)	18,444	368,511
Zoominfo Technologies, Inc. (a)	482,716	26,399,738
		3,578,165,223
Media - 1.1%
Advantage Solutions, Inc. Class A (a)	170,835	1,344,471
Altice U.S.A., Inc. Class A (a)	358,980	4,149,809
AMC Networks, Inc. Class A (a)(b)	47,913	1,985,994
Audacy, Inc. Class A (a)	191,452	593,501
Boston Omaha Corp. (a)	27,653	774,007
Cable One, Inc.	7,997	11,458,501
Cardlytics, Inc. (a)(b)	53,560	3,106,480
Cbdmd, Inc. (a)(b)	50,529	43,455
Charter Communications, Inc. Class A (a)	197,713	118,979,729
Clear Channel Outdoor Holdings, Inc. (a)	740,980	2,771,265
Comcast Corp. Class A	7,301,045	341,396,864
comScore, Inc. (a)(b)	92,260	241,721
Cumulus Media, Inc. (a)	23,165	265,471
Daily Journal Corp. (a)(b)	1,984	641,546
DallasNews Corp.	3,909	25,291
Digital Media Solutions, Inc. Class A (a)(b)	25,067	85,729
Discovery Communications, Inc.:
Class A (a)	271,876	7,626,122
Class C (non-vtg.) (a)	479,760	13,418,887
DISH Network Corp. Class A (a)	395,393	12,636,760
E.W. Scripps Co. Class A (a)	95,768	2,131,796
Emerald Holding, Inc. (a)	42,037	150,492
Entravision Communication Corp. Class A	94,991	607,942
Fluent, Inc. (a)(b)	74,191	105,351
Fox Corp.:
Class A	627,602	26,252,592
Class B	109,235	4,179,331
Gannett Co., Inc. (a)(b)	219,560	1,089,018
Gray Television, Inc.	143,029	3,351,169
Hemisphere Media Group, Inc. (a)	19,748	105,652
iHeartMedia, Inc. (a)	179,686	3,854,265
Insignia Systems, Inc. (a)(b)	507	4,152
Integral Ad Science Holding Corp.	23,383	437,496
Interpublic Group of Companies, Inc.	626,450	23,053,360
John Wiley & Sons, Inc. Class A	70,134	3,528,442
Lee Enterprises, Inc. (a)	8,452	281,452
Liberty Broadband Corp.:
Class A (a)	22,182	3,212,175
Class C (a)	241,884	35,484,383
Liberty Media Corp.:
Liberty Braves Class A (a)	24,095	617,555
Liberty Braves Class C (a)	62,805	1,551,284
Liberty Formula One Group Series C (a)	330,914	20,096,407
Liberty Media Class A (a)	32,992	1,852,831
Liberty SiriusXM Series A	23,937	1,205,467
Liberty SiriusXM Series C (a)	356,345	17,931,280
Loyalty Ventures, Inc. (a)	31,511	756,264
Magnite, Inc. (a)	181,620	2,648,020
Marchex, Inc. Class B (a)	35,256	68,749
Mediaco Holding, Inc. (a)	178	1,034
National CineMedia, Inc.	107,997	320,751
News Corp.:
Class A	690,633	15,414,929
Class B	136,420	3,059,901
Nexstar Broadcasting Group, Inc. Class A	66,178	12,246,239
Nextplay Technologies, Inc. (a)	100,008	59,185
Omnicom Group, Inc.	339,720	28,499,111
Paramount Global Class B	921,114	28,195,300
PubMatic, Inc. (a)(b)	46,783	1,431,560
Saga Communications, Inc. Class A	7,361	169,450
Salem Communications Corp. Class A (a)	7,646	27,296
Scholastic Corp.	50,277	2,115,656
Sinclair Broadcast Group, Inc. Class A	77,434	2,323,020
Sirius XM Holdings, Inc. (b)	1,475,030	9,086,185
Stagwell, Inc. (a)	94,948	719,706
TechTarget, Inc. (a)(b)	40,967	3,210,993
Tegna, Inc.	350,042	8,022,963
The New York Times Co. Class A	268,600	11,815,714
Thryv Holdings, Inc. (a)	25,563	777,115
Townsquare Media, Inc. (a)	7,785	88,827
Urban One, Inc.:
Class A (a)	5,499	29,255
Class D (non-vtg.) (a)	38,819	174,686
ViacomCBS, Inc. Class A (b)	59,067	2,011,231
WideOpenWest, Inc. (a)	83,183	1,413,279
		807,315,914
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)(b)	106,885	1,522,042
KORE Group Holdings, Inc. (a)	79,518	410,313
NII Holdings, Inc. (a)(c)	149,032	38,748
Shenandoah Telecommunications Co.	78,495	1,754,363
Spok Holdings, Inc.	30,552	267,636
T-Mobile U.S., Inc. (a)	938,975	115,691,110
Telephone & Data Systems, Inc.	152,977	2,654,151
U.S. Cellular Corp. (a)	28,689	789,234
		123,127,597

TOTAL COMMUNICATION SERVICES		6,226,082,332

CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.3%
Adient PLC (a)	149,812	6,704,087
American Axle & Manufacturing Holdings, Inc. (a)	183,058	1,695,117
Aptiv PLC (a)	431,649	55,872,647
Autoliv, Inc.	126,252	11,111,439
BorgWarner, Inc.	383,003	15,706,953
Cooper-Standard Holding, Inc. (a)	28,839	366,832
Dana, Inc.	229,930	4,281,297
Dorman Products, Inc. (a)	45,778	4,276,581
Fox Factory Holding Corp. (a)	67,971	8,021,937
Garrett Motion, Inc. (a)(b)	92,281	669,037
Gentex Corp.	378,072	11,444,239
Gentherm, Inc. (a)	54,198	4,598,158
Holley, Inc. (a)	64,299	833,958
Horizon Global Corp. (a)	37,011	196,158
LCI Industries	40,569	5,051,652
Lear Corp.	96,205	15,136,895
Luminar Technologies, Inc. (a)(b)	344,610	4,834,878
Modine Manufacturing Co. (a)	80,051	808,515
Motorcar Parts of America, Inc. (a)(b)	28,082	453,524
Patrick Industries, Inc.	36,284	2,588,501
QuantumScape Corp. Class A (a)(b)	396,768	6,403,836
Standard Motor Products, Inc.	32,227	1,408,642
Stoneridge, Inc. (a)	42,614	703,557
Strattec Security Corp. (a)	4,907	186,466
Superior Industries International, Inc. (a)	42,371	165,247
Sypris Solutions, Inc. (a)	11,882	29,824
Tenneco, Inc. (a)	117,897	2,273,054
The Goodyear Tire & Rubber Co. (a)	445,120	6,894,909
Veoneer, Inc. (a)	160,095	5,675,368
Visteon Corp. (a)	44,782	5,381,453
XL Fleet Corp. (Class A) (a)(b)	173,152	337,646
XPEL, Inc. (a)(b)	26,707	1,938,928
		186,051,335
Automobiles - 2.0%
Arcimoto, Inc. (a)(b)	43,176	253,875
AYRO, Inc. (a)	34,158	43,381
Canoo, Inc. (a)(b)	232,462	1,334,332
Electric Last Mile Solutions, Inc. (a)(b)	84,157	183,462
Faraday Future Intelligent Electric, Inc. (a)(b)	288,721	1,660,146
Fisker, Inc. (a)(b)	229,875	2,804,475
Ford Motor Co.	6,274,896	110,187,174
General Motors Co. (a)	2,321,606	108,465,432
Harley-Davidson, Inc.	245,518	10,139,893
Lordstown Motors Corp. Class A (a)(b)	197,612	507,863
Lucid Group, Inc. Class A (a)(b)	878,858	25,469,305
Mullen Automotive, Inc. (a)(b)	5,974	10,096
Rivian Automotive, Inc. (b)	247,718	16,735,828
Tesla, Inc. (a)	1,302,528	1,133,759,447
Thor Industries, Inc. (b)	89,486	8,098,483
Volcon, Inc. (b)	5,263	9,842
Winnebago Industries, Inc.	53,073	3,400,387
Workhorse Group, Inc. (a)(b)	211,591	662,280
		1,423,725,701
Distributors - 0.1%
Educational Development Corp.	5,163	40,684
Funko, Inc. (a)	41,454	723,787
Genuine Parts Co.	227,591	27,802,517
LKQ Corp.	427,945	20,092,018
Pool Corp.	63,967	29,333,987
Weyco Group, Inc.	9,583	238,138
		78,231,131
Diversified Consumer Services - 0.1%
2U, Inc. (a)(b)	116,907	1,227,524
Adtalem Global Education, Inc. (a)	77,585	1,612,216
American Public Education, Inc. (a)	28,012	559,120
Aspen Group, Inc. (a)(b)	21,363	26,276
Bright Horizons Family Solutions, Inc. (a)	95,867	12,524,065
Carriage Services, Inc.	23,992	1,180,646
Chegg, Inc. (a)(b)	231,751	7,246,854
Coursera, Inc.	135,627	2,757,297
Duolingo, Inc. (a)(b)	9,044	780,407
European Wax Center, Inc. (b)	20,926	520,430
Frontdoor, Inc. (a)	135,535	4,072,827
Graham Holdings Co.	6,298	3,785,917
Grand Canyon Education, Inc. (a)	66,168	5,745,367
H&R Block, Inc.	281,498	6,983,965
Houghton Mifflin Harcourt Co. (a)	205,437	4,303,905
Laureate Education, Inc. Class A	166,012	1,799,570
Lincoln Educational Services Corp. (a)	31,176	240,367
Mister Car Wash, Inc.	66,192	1,060,396
Nerdy, Inc. Class A (a)	129,511	584,095
OneSpaWorld Holdings Ltd. (a)	94,442	976,530
Perdoceo Education Corp. (a)	108,375	1,134,686
PowerSchool Holdings, Inc. (b)	63,397	998,503
Regis Corp. (a)(b)	39,837	72,105
Rover Group, Inc. Class A (a)	131,248	749,426
Service Corp. International	263,306	16,022,170
StoneMor, Inc. (a)	110,712	287,851
Strategic Education, Inc.	37,303	2,201,623
Stride, Inc. (a)	69,044	2,318,498
Terminix Global Holdings, Inc. (a)	197,468	8,404,238
The Beachbody Co., Inc. (a)(b)	175,511	351,022
Udemy, Inc.	27,151	358,122
Universal Technical Institute, Inc. (a)	46,086	398,183
Vivint Smart Home, Inc. Class A (a)	79,191	569,383
WW International, Inc. (a)	79,747	812,622
Xpresspa Group, Inc. (a)(b)	140,249	150,066
Zovio, Inc. (a)	36,795	40,842
		92,857,114
Hotels, Restaurants & Leisure - 2.1%
Accel Entertainment, Inc. (a)	93,729	1,226,913
Airbnb, Inc. Class A (a)	555,869	84,208,595
Allied Esports Entertainment, Inc. (a)(b)	25,037	45,067
ARAMARK Holdings Corp.	414,155	15,307,169
Bally's Corp. (a)	46,457	1,673,381
BBQ Holdings, Inc. (a)	10,380	153,832
Biglari Holdings, Inc. (a)	174	124,273
Biglari Holdings, Inc. (a)	1,581	217,277
BJ's Restaurants, Inc. (a)	37,258	1,194,864
Bloomin' Brands, Inc.	130,439	3,210,104
Bluegreen Vacations Holding Corp. Class A (a)	29,111	825,006
Booking Holdings, Inc. (a)	65,666	142,642,969
Boyd Gaming Corp.	130,412	9,251,427
Brinker International, Inc. (a)	71,650	3,047,991
BurgerFi International, Inc. (a)	21,228	108,475
Caesars Entertainment, Inc. (a)	340,789	28,691,026
Carnival Corp. (a)(b)	1,281,129	26,045,353
Carrols Restaurant Group, Inc.	60,237	159,026
Century Casinos, Inc. (a)	39,038	480,167
Chipotle Mexican Grill, Inc. (a)	45,085	68,680,235
Choice Hotels International, Inc.	52,456	7,572,024
Churchill Downs, Inc.	54,701	13,175,830
Chuy's Holdings, Inc. (a)(b)	33,724	1,099,402
Cracker Barrel Old Country Store, Inc.	37,077	4,978,329
Darden Restaurants, Inc.	207,328	30,108,172
Dave & Buster's Entertainment, Inc. (a)	66,331	2,874,786
Del Taco Restaurants, Inc.	63,136	787,937
Denny's Corp. (a)	103,084	1,630,789
Dine Brands Global, Inc.	28,616	2,399,165
Domino's Pizza, Inc.	58,064	25,095,841
DraftKings, Inc. Class A (a)(b)	529,327	12,534,463
Drive Shack, Inc. (a)	119,769	159,293
Dutch Bros, Inc. (b)	40,357	1,945,611
El Pollo Loco Holdings, Inc. (a)	26,883	356,737
Esports Entertainment Group, Inc. (a)(b)	23,795	20,464
Esports Technologies, Inc. (a)(b)	3,383	27,977
Everi Holdings, Inc. (a)	142,882	3,343,439
Expedia, Inc. (a)	233,783	45,847,184
F45 Training Holdings, Inc.	37,234	572,659
Fiesta Restaurant Group, Inc. (a)(b)	35,860	361,110
First Watch Restaurant Group, Inc.	15,692	227,691
Full House Resorts, Inc. (a)	53,281	468,873
GAN Ltd. (a)(b)	71,082	474,117
Golden Entertainment, Inc. (a)	31,438	1,789,765
Golden Nugget Online Gaming, Inc. (a)	73,716	633,958
Good Times Restaurants, Inc. (a)	5,599	23,012
Hall of Fame Resort & Entertainment Co. (a)(b)	89,097	94,443
Hilton Grand Vacations, Inc. (a)	142,465	7,388,235
Hilton Worldwide Holdings, Inc. (a)	444,658	66,191,790
Hyatt Hotels Corp. Class A (a)	88,614	8,605,306
Inspired Entertainment, Inc. (a)	35,370	509,682
Jack in the Box, Inc.	35,134	3,031,010
Krispy Kreme, Inc. (b)	53,506	797,774
Kura Sushi U.S.A., Inc. Class A (a)	6,490	342,023
Las Vegas Sands Corp. (a)	553,454	23,721,038
Life Time Group Holdings, Inc. (b)	68,768	1,069,342
Lindblad Expeditions Holdings (a)	44,975	797,407
Lottery.Com, Inc. (a)(b)	82,135	324,433
Luby's, Inc. (a)	13,059	36,435
Marriott International, Inc. Class A (a)	435,945	74,171,682
Marriott Vacations Worldwide Corp.	68,223	10,961,389
McDonald's Corp.	1,195,839	292,705,512
Membership Collective Group, Inc. Class A	56,459	462,399
MGM Resorts International	627,907	27,810,001
Monarch Casino & Resort, Inc. (a)	20,944	1,631,538
Nathan's Famous, Inc.	6,187	359,774
Noodles & Co. (a)	63,938	437,336
Norwegian Cruise Line Holdings Ltd. (a)(b)	594,586	11,588,481
Papa John's International, Inc.	52,065	5,561,583
Penn National Gaming, Inc. (a)	264,297	13,571,651
Planet Fitness, Inc. (a)	132,483	11,212,036
Playa Hotels & Resorts NV (a)	203,209	1,920,325
PlayAGS, Inc. (a)	60,755	508,519
Portillo's, Inc. (b)	33,455	838,382
Potbelly Corp. (a)(b)	36,935	210,160
Rave Restaurant Group, Inc. (a)	6,403	6,915
RCI Hospitality Holdings, Inc.	12,368	802,931
Red Robin Gourmet Burgers, Inc. (a)	25,958	455,563
Red Rock Resorts, Inc.	93,175	4,684,839
Royal Caribbean Cruises Ltd. (a)	359,082	28,985,099
Rush Street Interactive, Inc. (a)	87,753	906,488
Ruth's Hospitality Group, Inc.	49,781	1,235,067
Scientific Games Corp. Class A (a)	154,132	9,697,985
SeaWorld Entertainment, Inc. (a)	83,455	5,790,942
Shake Shack, Inc. Class A (a)	62,792	4,691,818
Six Flags Entertainment Corp. (a)	121,554	5,307,048
Starbucks Corp.	1,889,293	173,418,204
Target Hospitality Corp. (a)	59,831	188,468
Texas Roadhouse, Inc. Class A	110,024	10,442,378
The Cheesecake Factory, Inc. (a)(b)	76,873	3,289,396
The ONE Group Hospitality, Inc. (a)	36,136	424,237
Travel+Leisure Co.	139,005	7,791,230
Vail Resorts, Inc.	64,356	16,767,956
Wendy's Co.	277,871	6,318,787
Wingstop, Inc.	47,903	6,962,701
Wyndham Hotels & Resorts, Inc.	147,576	12,752,042
Wynn Resorts Ltd. (a)	166,538	14,408,868
Xponential Fitness, Inc. (b)	15,142	317,073
Yum! Brands, Inc.	468,100	57,379,698
		1,485,687,197
Household Durables - 0.5%
Aterian, Inc. (a)(b)	66,181	197,881
Bassett Furniture Industries, Inc.	12,880	226,044
Beazer Homes U.S.A., Inc. (a)	48,298	790,638
Cavco Industries, Inc. (a)	13,634	3,717,037
Century Communities, Inc.	47,715	3,040,400
Cricut, Inc. (a)(b)	60,362	1,009,856
D.R. Horton, Inc.	520,139	44,419,871
Dixie Group, Inc. (a)	7,832	31,876
Dream Finders Homes, Inc. (a)(b)	29,284	589,194
Emerson Radio Corp. (a)	16,730	11,795
Ethan Allen Interiors, Inc.	37,945	988,847
Flexsteel Industries, Inc.	17,223	371,845
Garmin Ltd.	242,764	26,810,856
GoPro, Inc. Class A (a)	205,753	1,769,476
Green Brick Partners, Inc. (a)	80,012	1,855,478
Hamilton Beach Brands Holding Co. Class A	10,452	157,825
Helen of Troy Ltd. (a)	38,373	7,892,175
Hooker Furnishings Corp.	18,614	390,894
Hovnanian Enterprises, Inc. Class A (a)	7,272	698,985
Installed Building Products, Inc.	37,614	3,637,274
iRobot Corp. (a)(b)	44,313	2,754,496
KB Home	137,845	5,322,195
Koss Corp. (a)	11,662	89,214
La-Z-Boy, Inc.	74,632	2,177,762
Landsea Homes Corp. (a)	14,492	94,633
Legacy Housing Corp. (a)	14,611	372,142
Leggett & Platt, Inc.	211,161	7,829,850
Lennar Corp.:
Class A	425,665	38,258,770
Class B	35,557	2,684,554
LGI Homes, Inc. (a)	34,423	4,341,773
Lifetime Brands, Inc.	15,102	197,836
Live Ventures, Inc. (a)	1,880	61,664
Lovesac (a)	21,120	897,389
M.D.C. Holdings, Inc.	91,120	4,040,261
M/I Homes, Inc. (a)	46,618	2,297,801
Meritage Homes Corp. (a)	59,899	5,904,843
Mohawk Industries, Inc. (a)	88,354	12,438,476
Newell Brands, Inc.	608,041	14,440,974
Nova LifeStyle, Inc. (a)(b)	3,687	4,867
NVR, Inc. (a)	5,242	25,992,142
PulteGroup, Inc.	404,656	20,095,217
Purple Innovation, Inc. (a)(b)	94,675	569,944
Skyline Champion Corp. (a)	84,775	5,700,271
Snap One Holdings Corp. (a)	21,487	422,005
Sonos, Inc. (a)(b)	203,119	5,563,429
Taylor Morrison Home Corp. (a)	195,148	5,756,866
Tempur Sealy International, Inc.	307,491	10,150,278
Toll Brothers, Inc.	180,989	9,820,463
TopBuild Corp. (a)	52,838	11,343,262
Traeger, Inc. (a)(b)	39,712	391,957
TRI Pointe Homes, Inc. (a)	180,087	4,028,546
Tupperware Brands Corp. (a)(b)	76,977	1,403,291
Universal Electronics, Inc. (a)	23,102	767,679
Vizio Holding Corp. (a)(b)	64,186	871,646
VOXX International Corp. (a)	27,867	299,013
Vuzix Corp. (a)(b)	97,307	550,758
Weber, Inc. (b)	30,501	348,321
Whirlpool Corp.	96,717	19,466,231
ZAGG, Inc. rights (a)(c)	43,858	3,947
		326,363,013
Internet & Direct Marketing Retail - 3.2%
1-800-FLOWERS.com, Inc. Class A (a)(b)	43,802	678,055
1847 Goedeker, Inc. (a)(b)	168,222	321,304
1stDibs.com, Inc. (b)	6,388	69,949
Amazon.com, Inc. (a)	698,329	2,144,749,925
BARK, Inc. (a)(b)	149,946	472,330
CarParts.com, Inc. (a)(b)	76,847	643,209
Chewy, Inc. (a)(b)	140,903	6,642,167
ContextLogic, Inc. (a)(b)	526,320	1,247,378
Doordash, Inc. (a)	258,764	27,157,282
Duluth Holdings, Inc. (a)	15,571	216,904
eBay, Inc.	998,171	54,490,155
Etsy, Inc. (a)	202,512	31,367,084
Groupon, Inc. (a)(b)	35,364	768,106
iMedia Brands, Inc. (a)	24,675	165,076
Lands' End, Inc. (a)	23,736	402,563
Liquidity Services, Inc. (a)	40,743	702,002
Lulu's Fashion Lounge Holdings, Inc.	7,636	76,131
Overstock.com, Inc. (a)(b)	68,032	3,871,021
PetMed Express, Inc. (b)	33,067	891,156
Porch Group, Inc. Class A (a)	118,909	963,163
Poshmark, Inc. (a)(b)	69,938	1,043,475
Quotient Technology, Inc. (a)	146,280	971,299
Qurate Retail, Inc. Series A	576,339	3,175,628
Remark Holdings, Inc. (a)(b)	139,324	107,070
Rent the Runway, Inc. Class A (b)	27,527	167,089
Revolve Group, Inc. (a)	61,736	2,928,138
RumbleON, Inc. Class B (a)(b)	19,100	547,024
Shutterstock, Inc.	37,062	3,355,223
Stitch Fix, Inc. (a)	139,978	1,756,724
The RealReal, Inc. (a)(b)	125,506	1,118,258
thredUP, Inc. (a)(b)	93,019	789,731
Vivid Seats, Inc. Class A (b)	51,628	603,015
Waitr Holdings, Inc. (a)(b)	137,727	75,750
Wayfair LLC Class A (a)(b)	124,170	17,491,828
Xometry, Inc. (b)	13,835	676,670
		2,310,701,882
Leisure Products - 0.1%
Acushnet Holdings Corp.	55,361	2,424,812
American Outdoor Brands, Inc. (a)	21,630	338,077
AMMO, Inc. (a)(b)	141,631	667,082
Brunswick Corp.	122,849	11,734,536
Callaway Golf Co. (a)	185,914	4,599,512
Clarus Corp.	41,121	936,325
Escalade, Inc.	10,156	134,567
Genius Brands International, Inc. (a)(b)	425,203	377,538
Hasbro, Inc.	207,071	20,096,241
Hayward Holdings, Inc. (b)	70,813	1,266,845
JAKKS Pacific, Inc. (a)	11,881	184,274
Johnson Outdoors, Inc. Class A	12,012	990,630
Latham Group, Inc. (a)(b)	51,727	904,705
Malibu Boats, Inc. Class A (a)	32,668	2,275,980
Marine Products Corp.	38,035	459,843
MasterCraft Boat Holdings, Inc. (a)	30,461	872,403
Mattel, Inc. (a)	562,950	14,062,491
Nautilus, Inc. (a)(b)	53,757	261,797
Peloton Interactive, Inc. Class A (a)(b)	476,444	13,845,463
Polaris, Inc.	91,999	11,178,798
Smith & Wesson Brands, Inc.	77,606	1,368,194
Solo Brands, Inc. Class A (b)	25,537	269,671
Sturm, Ruger & Co., Inc.	27,008	1,955,649
Vinco Ventures, Inc. (a)(b)	172,449	441,469
Vista Outdoor, Inc. (a)	90,430	3,296,174
YETI Holdings, Inc. (a)	140,410	8,643,640
		103,586,716
Multiline Retail - 0.5%
Big Lots, Inc. (b)	54,004	1,877,179
Dillard's, Inc. Class A (b)	7,408	1,857,260
Dollar General Corp.	373,529	74,085,742
Dollar Tree, Inc. (a)	358,553	50,943,210
Franchise Group, Inc.	47,283	1,992,978
Kohl's Corp.	242,873	13,508,596
Macy's, Inc.	493,553	12,792,894
Nordstrom, Inc. (a)(b)	181,079	3,755,578
Ollie's Bargain Outlet Holdings, Inc. (a)	95,759	4,134,874
Target Corp.	780,600	155,940,462
Tuesday Morning Corp. (a)(b)	59,058	85,044
		320,973,817
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A (a)	99,607	3,793,035
Academy Sports & Outdoors, Inc.	140,117	4,535,587
Advance Auto Parts, Inc.	101,076	20,668,020
America's Car Mart, Inc. (a)	10,463	1,006,331
American Eagle Outfitters, Inc. (b)	242,556	5,113,080
Arhaus, Inc. (b)	19,542	130,541
Arko Corp.	126,616	1,057,244
Asbury Automotive Group, Inc. (a)	37,220	7,224,774
AutoNation, Inc. (a)	63,476	7,278,158
AutoZone, Inc. (a)	33,403	62,242,816
Barnes & Noble Education, Inc. (a)	70,687	387,365
Bath & Body Works, Inc.	421,974	22,520,752
Bed Bath & Beyond, Inc. (a)(b)	168,215	2,841,151
Best Buy Co., Inc.	352,571	34,072,461
Big 5 Sporting Goods Corp. (b)	32,469	537,687
Boot Barn Holdings, Inc. (a)	47,052	4,094,465
Brilliant Earth Group, Inc. Class A (b)	14,638	133,206
Build-A-Bear Workshop, Inc.	23,020	470,299
Burlington Stores, Inc. (a)	106,753	24,114,435
Caleres, Inc.	68,876	1,429,866
Camping World Holdings, Inc. (b)	65,207	2,002,507
CarLotz, Inc. Class A (a)(b)	137,648	278,049
CarMax, Inc. (a)	259,436	28,364,138
Carvana Co. Class A (a)	136,751	20,576,923
Chico's FAS, Inc. (a)	202,946	953,846
Citi Trends, Inc. (a)	15,082	562,709
Conn's, Inc. (a)(b)	29,861	547,651
Designer Brands, Inc. Class A (a)	95,997	1,252,761
Destination XL Group, Inc. (a)(b)	64,100	265,374
Dick's Sporting Goods, Inc.	103,653	10,883,565
Enjoy Technology, Inc. (a)(b)	18,877	61,728
Envela Corp. (a)	402	1,676
EVgo, Inc. Class A (a)(b)	118,741	1,231,344
Express, Inc. (a)(b)	96,752	460,540
Five Below, Inc. (a)	89,567	14,654,057
Floor & Decor Holdings, Inc. Class A (a)	168,537	16,115,508
Foot Locker, Inc.	143,132	4,525,834
GameStop Corp. Class A (a)(b)	98,472	12,145,536
Gap, Inc. (b)	342,614	4,985,034
Genesco, Inc. (a)	26,115	1,675,277
Group 1 Automotive, Inc.	29,059	5,286,704
GrowGeneration Corp. (a)(b)	88,212	741,863
Guess?, Inc. (b)	66,366	1,453,415
Haverty Furniture Companies, Inc.	27,351	777,042
Hibbett, Inc. (b)	25,777	1,162,027
J.Jill, Inc. (a)	3,463	55,373
JOANN, Inc.	13,717	156,099
Kirkland's, Inc. (a)(b)	25,171	348,367
Lazydays Holdings, Inc. (a)(b)	12,717	231,831
Leslie's, Inc. (a)(b)	217,189	4,628,298
Lithia Motors, Inc. Class A (sub. vtg.)	48,217	16,433,318
LL Flooring Holdings, Inc. (a)	50,665	813,680
LMP Automotive Holdings, Inc. (a)(b)	8,069	35,746
Lowe's Companies, Inc.	1,108,535	245,052,747
MarineMax, Inc. (a)	35,375	1,618,760
Monro, Inc.	53,112	2,479,268
Murphy U.S.A., Inc.	38,148	6,894,870
National Vision Holdings, Inc. (a)	133,195	4,884,261
O'Reilly Automotive, Inc. (a)	107,775	69,971,841
OneWater Marine, Inc. Class A (b)	15,654	795,380
Party City Holdco, Inc. (a)(b)	171,416	742,231
Penske Automotive Group, Inc.	49,522	4,867,517
Petco Health & Wellness Co., Inc. (a)(b)	133,327	2,335,889
Rent-A-Center, Inc.	98,678	2,803,442
RH (a)(b)	27,673	11,120,949
Ross Stores, Inc.	567,463	51,860,444
Sally Beauty Holdings, Inc. (a)	183,067	3,163,398
Shift Technologies, Inc. Class A (a)(b)	132,997	268,654
Shoe Carnival, Inc.	30,232	881,565
Signet Jewelers Ltd. (b)	84,270	5,941,035
Sleep Number Corp. (a)(b)	38,662	2,540,093
Sonic Automotive, Inc. Class A (sub. vtg.)	34,017	1,827,053
Sportsman's Warehouse Holdings, Inc. (a)	71,936	820,790
The Aaron's Co., Inc.	54,327	1,140,324
The Buckle, Inc.	46,567	1,676,412
The Cato Corp. Class A (sub. vtg.)	41,620	732,512
The Children's Place, Inc. (a)	24,987	1,573,182
The Container Store Group, Inc. (a)	52,697	465,315
The Home Depot, Inc.	1,689,494	533,592,890
The ODP Corp. (a)	76,422	3,362,568
Tile Shop Holdings, Inc.	51,012	322,906
Tilly's, Inc.	36,368	461,874
TJX Companies, Inc.	1,921,772	127,029,129
Torrid Holdings, Inc. (b)	13,880	121,450
Tractor Supply Co.	181,522	36,992,368
TravelCenters of America LLC (a)	19,777	835,183
Ulta Beauty, Inc. (a)	86,768	32,494,616
Urban Outfitters, Inc. (a)	108,681	2,989,814
Victoria's Secret & Co. (a)	117,292	6,290,370
Volta, Inc. (a)(b)	210,537	947,417
Vroom, Inc. (a)(b)	203,379	1,236,544
Warby Parker, Inc. (a)	21,924	656,185
Williams-Sonoma, Inc.	118,065	17,102,896
Winmark Corp.	4,695	1,062,103
Zumiez, Inc. (a)(b)	31,449	1,399,166
		1,550,674,504
Textiles, Apparel & Luxury Goods - 0.7%
Allbirds, Inc. Class A (b)	35,014	275,910
Capri Holdings Ltd. (a)	241,328	16,347,559
Carter's, Inc.	69,283	6,698,280
Charles & Colvard Ltd. (a)	34,272	60,661
Columbia Sportswear Co.	56,649	5,252,495
Crocs, Inc. (a)	93,355	7,816,614
Crown Crafts, Inc.	2,254	15,147
Culp, Inc.	14,133	114,760
Deckers Outdoor Corp. (a)	44,127	12,736,817
Delta Apparel, Inc. (a)	10,797	320,131
Fossil Group, Inc. (a)	73,749	997,086
G-III Apparel Group Ltd. (a)	70,446	1,954,172
Hanesbrands, Inc.	558,849	8,634,217
Kontoor Brands, Inc.	74,861	3,708,614
Lakeland Industries, Inc. (a)(b)	10,472	199,910
Levi Strauss & Co. Class A	152,971	3,464,793
lululemon athletica, Inc. (a)	188,989	60,465,141
Movado Group, Inc.	27,839	1,097,413
NIKE, Inc. Class B	2,046,336	279,427,181
Oxford Industries, Inc.	26,813	2,370,001
PLBY Group, Inc. (a)(b)	34,177	544,098
PVH Corp.	112,950	11,056,676
Ralph Lauren Corp.	78,953	10,424,954
Rocky Brands, Inc.	10,160	391,566
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	213,969	9,838,295
Steven Madden Ltd.	120,378	5,135,325
Superior Group of Companies, Inc.	16,600	340,300
Tapestry, Inc.	439,493	17,975,264
Under Armour, Inc.:
Class A (sub. vtg.) (a)	341,429	6,108,165
Class C (non-vtg.) (a)(b)	299,343	4,678,731
Unifi, Inc. (a)	23,352	438,317
Vera Bradley, Inc. (a)	33,550	253,638
VF Corp.	519,003	30,112,554
Vince Holding Corp. (a)(b)	3,162	24,031
Wolverine World Wide, Inc.	134,660	3,101,220
		512,380,036

TOTAL CONSUMER DISCRETIONARY		8,391,232,446

CONSUMER STAPLES - 5.7%
Beverages - 1.4%
Alkaline Water Co., Inc. (a)(b)	127,625	114,863
Boston Beer Co., Inc. Class A (a)	15,253	5,848,915
Brown-Forman Corp.:
Class A	74,968	4,576,047
Class B (non-vtg.)	303,942	19,826,137
Celsius Holdings, Inc. (a)	61,125	3,905,276
Coca-Cola Bottling Co. Consolidated	7,622	3,787,600
Constellation Brands, Inc. Class A (sub. vtg.)	262,904	56,687,360
Duckhorn Portfolio, Inc. (a)	48,352	948,666
Keurig Dr. Pepper, Inc.	1,184,372	45,799,665
MGP Ingredients, Inc. (b)	20,436	1,626,910
Molson Coors Beverage Co. Class B	305,569	15,944,590
Monster Beverage Corp. (a)	601,806	50,792,426
National Beverage Corp. (b)	37,110	1,633,211
PepsiCo, Inc.	2,212,152	362,217,768
REED'S, Inc. (a)(b)	103,117	30,296
The Coca-Cola Co.	6,222,135	387,265,682
Vintage Wine Estates, Inc. (a)(b)	46,164	369,312
Willamette Valley Vineyards, Inc. (a)	6,462	60,226
Zevia PBC (b)	10,236	63,975
		961,498,925
Food & Staples Retailing - 1.3%
Albertsons Companies, Inc.	164,246	4,787,771
Andersons, Inc.	49,516	2,257,930
BJ's Wholesale Club Holdings, Inc. (a)	218,454	13,734,203
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	20,436	4,003
warrants 11/4/28 (a)	20,436	1,699
warrants 11/4/28 (a)	20,436	768
Class A (a)(b)	37,276	194,953
Casey's General Stores, Inc.	59,376	11,167,438
Chefs' Warehouse Holdings (a)	53,535	1,758,625
Costco Wholesale Corp.	707,354	367,293,565
Grocery Outlet Holding Corp. (a)	138,195	3,843,203
HF Foods Group, Inc. (a)	51,019	318,869
Ingles Markets, Inc. Class A	22,175	1,823,229
Kroger Co.	1,081,386	50,608,865
Natural Grocers by Vitamin Cottage, Inc.	14,534	246,642
Performance Food Group Co. (a)	246,944	13,838,742
PriceSmart, Inc.	39,082	2,842,043
Rite Aid Corp. (a)(b)	92,312	845,578
SpartanNash Co.	56,475	1,589,207
Splash Beverage Group, Inc. (b)	41,300	144,963
Sprouts Farmers Market LLC (a)	185,834	5,292,552
Sysco Corp.	820,147	71,434,804
U.S. Foods Holding Corp. (a)	362,024	14,151,518
United Natural Foods, Inc. (a)	89,733	3,609,959
Village Super Market, Inc. Class A	10,604	241,559
Walgreens Boots Alliance, Inc.	1,145,276	52,785,771
Walmart, Inc.	2,276,185	307,649,165
Weis Markets, Inc.	28,274	1,743,658
		934,211,282
Food Products - 1.0%
Alico, Inc.	7,630	249,730
AppHarvest, Inc. (a)(b)	112,964	431,522
Arcadia Biosciences, Inc. (a)(b)	10,882	10,828
Archer Daniels Midland Co.	894,836	70,199,884
B&G Foods, Inc. Class A (b)	103,217	3,055,223
Benson Hill, Inc. (a)	238,952	771,815
Better Choice Co., Inc. (b)	17,919	49,456
Beyond Meat, Inc. (a)(b)	95,900	4,486,202
Bunge Ltd.	225,402	23,565,779
Cal-Maine Foods, Inc. (a)	61,762	2,734,204
Calavo Growers, Inc.	25,925	1,106,738
Campbell Soup Co.	320,542	14,414,774
Coffee Holding Co., Inc.	10,373	41,803
Conagra Brands, Inc.	768,878	26,887,664
Darling Ingredients, Inc. (a)	258,317	18,722,816
Farmer Brothers Co. (a)(b)	19,225	117,657
Flowers Foods, Inc.	315,832	8,656,955
Fresh Del Monte Produce, Inc.	55,706	1,441,671
Freshpet, Inc. (a)	69,507	6,619,152
General Mills, Inc.	970,460	65,438,118
Hormel Foods Corp.	448,814	21,381,499
Hostess Brands, Inc. Class A (a)	214,421	4,618,628
Ingredion, Inc.	106,011	9,407,416
J&J Snack Foods Corp.	24,991	4,091,527
John B. Sanfilippo & Son, Inc.	16,536	1,314,943
Kellogg Co.	407,279	26,041,419
Laird Superfood, Inc. (a)	5,131	31,556
Lamb Weston Holdings, Inc.	233,056	15,481,910
Lancaster Colony Corp.	32,415	5,452,527
Landec Corp. (a)	46,512	535,818
Lifeway Foods, Inc. (a)	1,384	8,705
Limoneira Co.	21,703	316,864
McCormick & Co., Inc. (non-vtg.)	399,626	38,032,406
Mission Produce, Inc. (a)	70,289	912,351
Mondelez International, Inc.	2,232,547	146,187,178
Nuzee, Inc. (a)	21,533	48,234
Pilgrim's Pride Corp. (a)	80,215	1,891,470
Post Holdings, Inc. (a)	94,126	9,896,408
RiceBran Technologies (a)	61,313	20,846
S&W Seed Co. (a)	9,599	22,078
Sanderson Farms, Inc.	33,777	6,032,234
Seaboard Corp.	457	1,763,782
Seneca Foods Corp. Class A (a)	11,293	561,827
Sovos Brands, Inc.	45,167	548,327
Tattooed Chef, Inc. (a)(b)	69,948	849,169
The Hain Celestial Group, Inc. (a)	147,656	5,368,772
The Hershey Co.	232,423	47,009,876
The J.M. Smucker Co.	172,873	23,294,637
The Kraft Heinz Co.	1,134,921	44,511,602
The Real Good Food Co., Inc.	8,530	51,009
The Simply Good Foods Co. (a)	133,189	5,278,280
The Vita Coco Co., Inc. (b)	19,029	220,546
Tootsie Roll Industries, Inc.	29,864	1,007,910
TreeHouse Foods, Inc. (a)	89,042	3,494,899
Tyson Foods, Inc. Class A	470,569	43,602,924
Utz Brands, Inc. Class A (b)	97,158	1,481,660
Vital Farms, Inc. (a)(b)	41,138	586,217
Whole Earth Brands, Inc. Class A (a)	58,403	554,244
		720,913,689
Household Products - 1.2%
Central Garden & Pet Co. (a)	68,586	3,246,861
Central Garden & Pet Co. Class A (non-vtg.) (a)	5,848	257,546
Church & Dwight Co., Inc.	393,042	38,459,160
Colgate-Palmolive Co.	1,348,903	103,798,086
Energizer Holdings, Inc.	97,882	3,268,280
Kimberly-Clark Corp.	538,413	70,074,452
Ocean Bio-Chem, Inc.	523	4,545
Oil-Dri Corp. of America	9,041	279,186
Procter & Gamble Co.	3,874,072	603,929,084
Reynolds Consumer Products, Inc.	83,102	2,473,947
Spectrum Brands Holdings, Inc.	66,705	6,188,890
The Clorox Co.	197,897	28,851,404
WD-40 Co. (b)	22,322	4,729,809
		865,561,250
Personal Products - 0.2%
BellRing Brands, Inc. Class A (a)(b)	62,008	1,585,545
Coty, Inc. Class A (a)	535,867	4,913,900
Cyanotech Corp. (a)	1,622	4,428
Edgewell Personal Care Co.	85,655	3,056,170
elf Beauty, Inc. (a)	78,381	2,071,610
Estee Lauder Companies, Inc. Class A	370,592	109,817,527
Guardion Health Sciences, Inc. (a)	21,495	4,071
Herbalife Nutrition Ltd. (a)	158,116	5,625,767
Inter Parfums, Inc.	28,479	2,645,130
Lifemd, Inc. (a)(b)	30,706	114,226
LifeVantage Corp. (a)	21,148	118,006
Mannatech, Inc.	422	14,812
MediFast, Inc.	19,094	3,551,484
Natural Alternatives International, Inc. (a)	1,931	21,357
Natural Health Trends Corp.	15,505	108,845
Nature's Sunshine Products, Inc.	22,697	397,878
Newage, Inc. (a)	192,160	130,054
Nu Skin Enterprises, Inc. Class A	80,123	3,716,906
Olaplex Holdings, Inc. (b)	115,644	1,940,506
Revlon, Inc. (a)	16,265	157,608
Summer Infant, Inc. (a)(b)	2,555	20,951
The Beauty Health Co. (a)	152,373	2,952,989
The Honest Co., Inc.	44,122	255,025
Thorne HealthTech, Inc. (b)	11,940	53,491
USANA Health Sciences, Inc. (a)	18,350	1,614,984
Veru, Inc. (a)(b)	88,157	492,798
		145,386,068
Tobacco - 0.6%
22nd Century Group, Inc. (a)(b)	260,654	609,930
Altria Group, Inc.	2,940,420	150,814,142
Philip Morris International, Inc.	2,493,193	251,987,017
Turning Point Brands, Inc. (b)	21,840	732,077
Universal Corp.	39,521	2,138,481
Vector Group Ltd.	206,245	2,312,006
		408,593,653

TOTAL CONSUMER STAPLES		4,036,164,867

ENERGY - 3.6%
Energy Equipment & Services - 0.3%
Archrock, Inc.	221,194	1,846,970
Aspen Aerogels, Inc. (a)	42,482	1,257,467
Baker Hughes Co. Class A	1,399,943	41,130,325
Bristow Group, Inc. (a)	36,501	1,209,643
Cactus, Inc.	93,127	4,717,814
Championx Corp.	320,544	6,862,847
Core Laboratories NV (b)	72,272	1,991,816
DMC Global, Inc. (a)	37,007	1,088,006
Dril-Quip, Inc. (a)	52,747	1,521,223
ENGlobal Corp. (a)	22,963	30,541
Enservco Corp. (a)(b)	967	1,044
Expro Group Holdings NV (a)	45,127	726,093
Exterran Corp. (a)	49,663	294,005
Forum Energy Technologies, Inc. (a)(b)	6,537	125,249
FTS International, Inc. Class A (a)	14,763	390,777
Geospace Technologies Corp. (a)	18,281	107,675
Gulf Island Fabrication, Inc. (a)	16,117	61,245
Halliburton Co.	1,427,108	47,850,931
Helix Energy Solutions Group, Inc. (a)	222,819	902,417
Helmerich & Payne, Inc.	171,933	6,229,133
Independence Contract Drilling, Inc. (a)(b)	2,530	9,690
ION Geophysical Corp. (a)(b)	18,615	10,815
KLX Energy Services Holdings, Inc. (a)(b)	7,463	50,002
Liberty Oilfield Services, Inc. Class A (a)	159,983	1,996,588
Mammoth Energy Services, Inc. (a)	46,773	69,926
MIND Technology, Inc. (a)	16,422	19,050
Nabors Industries Ltd. (a)	12,272	1,540,627
Natural Gas Services Group, Inc. (a)	16,673	209,746
NCS Multistage Holdings, Inc. (a)	1,463	60,978
Newpark Resources, Inc. (a)	154,268	581,590
Nextier Oilfield Solutions, Inc. (a)	267,599	2,130,088
Nine Energy Service, Inc. (a)(b)	20,239	23,275
Noble Finance Co. (a)	99,178	2,559,784
NOV, Inc.	623,097	10,686,114
Oceaneering International, Inc. (a)	167,706	2,455,216
Oil States International, Inc. (a)	97,333	509,052
Patterson-UTI Energy, Inc.	331,971	4,790,342
Profire Energy, Inc. (a)	29,334	36,374
ProPetro Holding Corp. (a)	121,819	1,555,629
Ranger Energy Services, Inc. Class A (a)	3,186	30,267
RPC, Inc. (a)(b)	97,866	858,285
Schlumberger Ltd.	2,246,910	88,168,748
SEACOR Marine Holdings, Inc. (a)	36,271	185,708
Select Energy Services, Inc. Class A (a)	103,572	857,576
Smart Sand, Inc. (a)	29,122	99,306
Solaris Oilfield Infrastructure, Inc. Class A	51,951	540,290
Superior Drilling Products, Inc. (a)(b)	18,281	19,561
TechnipFMC PLC (a)	674,515	4,620,428
TETRA Technologies, Inc. (a)	184,288	589,722
Tidewater, Inc. (a)	63,015	933,252
Transocean Ltd. (United States) (a)(b)	962,550	3,407,427
U.S. Silica Holdings, Inc. (a)	118,181	1,708,897
U.S. Well Services, Inc. (a)(b)	9,269	11,679
Valaris Ltd. (a)	115,650	4,711,581
Weatherford International PLC (a)	109,589	3,112,328
		257,495,162
Oil, Gas & Consumable Fuels - 3.3%
Adams Resources & Energy, Inc.	5,219	166,538
Aemetis, Inc. (a)(b)	46,560	596,899
Alto Ingredients, Inc. (a)(b)	114,502	667,547
American Resources Corp. (a)(b)	93,679	178,927
Amplify Energy Corp. (a)	57,284	277,827
Antero Midstream GP LP	522,628	5,247,185
Antero Resources Corp. (a)	458,527	10,514,024
APA Corp.	584,430	20,823,241
Arch Resources, Inc.	24,768	2,956,556
Archaea Energy, Inc. (a)(b)	46,890	859,963
Barnwell Industries, Inc. (a)	2,008	5,723
Battalion Oil Corp.(a)	3,202	59,557
Berry Corp.	103,193	1,031,930
Brigham Minerals, Inc. Class A	69,397	1,580,864
California Resources Corp.	130,751	5,390,864
Callon Petroleum Co. (a)(b)	74,867	4,219,504
Camber Energy, Inc. (a)(b)	437,703	310,331
Centennial Resource Development, Inc. Class A (a)(b)	298,555	2,621,313
Centrus Energy Corp. Class A (a)	16,130	730,205
Cheniere Energy, Inc.	377,077	50,113,533
Chesapeake Energy Corp.	165,630	12,794,918
Chevron Corp.	3,085,653	444,334,032
Civitas Resources, Inc. (b)	117,411	5,925,733
Clean Energy Fuels Corp. (a)(b)	279,379	2,031,085
CNX Resources Corp. (a)	372,038	6,079,101
Comstock Resources, Inc. (a)(b)	142,590	1,183,497
ConocoPhillips Co.	2,112,283	200,371,165
CONSOL Energy, Inc. (a)	51,003	1,567,832
Continental Resources, Inc.	93,145	5,163,027
Coterra Energy, Inc.	1,300,370	30,337,632
Crescent Energy, Inc. Class A (a)(b)	39,971	605,561
CVR Energy, Inc.	47,964	834,094
Delek U.S. Holdings, Inc. (a)	114,695	1,976,195
Denbury, Inc. (a)	80,886	5,877,177
Devon Energy Corp.	1,002,002	59,669,219
Diamondback Energy, Inc.	272,666	37,655,175
Dorian LPG Ltd.	50,344	693,740
DT Midstream, Inc.	153,790	8,166,249
Earthstone Energy, Inc. (a)	49,534	643,942
Ecoark Holdings, Inc. (a)(b)	7,348	16,166
EOG Resources, Inc.	937,078	107,689,004
Epsilon Energy Ltd.	4,798	28,980
EQT Corp.	485,540	11,235,396
Equitrans Midstream Corp.	652,627	4,183,339
Evolution Petroleum Corp.	44,969	351,208
Exxon Mobil Corp.	6,778,308	531,554,913
Falcon Minerals Corp.	69,442	398,597
Gevo, Inc. (a)(b)	314,898	1,117,888
Green Plains, Inc. (a)	84,555	2,768,331
Gulfport Energy Corp. (a)	22,157	1,528,390
Hallador Energy Co. (a)	21,030	72,133
Hess Corp.	440,587	44,525,722
HollyFrontier Corp.	236,811	7,210,895
Houston American Energy Corp. (a)(b)	2,058	2,902
International Seaways, Inc.	66,704	1,220,016
Kinder Morgan, Inc.	3,117,621	54,246,605
Kinetik Holdings, Inc.	5,123	348,364
Kosmos Energy Ltd. (a)	793,265	3,855,268
Laredo Petroleum, Inc. (a)(b)	22,655	1,734,467
Lightbridge Corp. (a)(b)	9,224	76,098
Magnolia Oil & Gas Corp. Class A	236,222	5,279,562
Marathon Oil Corp.	1,239,422	27,961,360
Marathon Petroleum Corp.	984,340	76,650,556
Matador Resources Co.	175,694	8,714,422
Murphy Oil Corp.	229,827	7,968,102
NACCO Industries, Inc. Class A	5,538	171,180
New Fortress Energy, Inc. (b)	72,352	1,996,192
Nextdecade Corp. (a)(b)	174,165	590,419
Northern Oil & Gas, Inc.	100,949	2,531,801
Oasis Petroleum, Inc.	29,353	3,889,566
Occidental Petroleum Corp.	1,419,235	62,063,147
ONEOK, Inc.	711,931	46,489,094
Overseas Shipholding Group, Inc. (a)	101,293	210,689
Ovintiv, Inc.	414,948	19,025,366
Par Pacific Holdings, Inc. (a)	70,672	961,139
PBF Energy, Inc. Class A (a)	150,245	2,497,072
PDC Energy, Inc.	160,269	10,340,556
Peabody Energy Corp. (a)	147,268	2,553,627
Phillips 66 Co.	699,578	58,932,451
Phx Minerals, Inc. Class A	22,781	59,003
Pioneer Natural Resources Co.	363,912	87,193,315
PrimeEnergy Corp. (a)	89	6,604
Range Resources Corp. (a)	407,661	9,355,820
Ranger Oil Corp. (a)	41,239	1,392,229
Renewable Energy Group, Inc. (a)	80,174	4,930,701
Rex American Resources Corp. (a)	8,974	847,684
Riley Exploration Permian, Inc.	5,098	170,783
Ring Energy, Inc. (a)(b)	124,626	396,311
SandRidge Energy, Inc. (a)	51,200	684,544
SilverBow Resources, Inc. (a)	13,825	355,579
SM Energy Co.	192,885	6,849,346
Southwestern Energy Co. (a)	1,672,224	8,344,398
Stabilis Solutions, Inc. (a)	1,783	8,576
Talos Energy, Inc. (a)	73,390	1,152,957
Targa Resources Corp.	366,951	23,987,587
Tellurian, Inc. (a)(b)	635,919	2,422,851
Texas Pacific Land Corp.	9,966	11,846,883
The Williams Companies, Inc.	1,940,118	60,686,891
U.S. Energy Corp. (a)	159	623
Uranium Energy Corp. (a)(b)	404,639	1,614,510
VAALCO Energy, Inc.	86,598	488,413
Valero Energy Corp.	652,653	54,503,052
Vertex Energy, Inc. (a)(b)	69,460	461,909
W&T Offshore, Inc. (a)	146,133	710,206
Whiting Petroleum Corp.	61,484	4,540,593
World Fuel Services Corp.	101,570	2,878,494
		2,333,142,750

TOTAL ENERGY		2,590,637,912

FINANCIALS - 12.2%
Banks - 4.5%
1st Source Corp.	26,739	1,291,226
ACNB Corp.	13,074	420,721
Allegiance Bancshares, Inc.	31,930	1,368,201
Amalgamated Financial Corp.	38,284	657,336
Amerant Bancorp, Inc. Class A	38,591	1,252,278
American National Bankshares, Inc.	20,045	773,737
Ameris Bancorp	109,905	5,440,298
Ames National Corp.	10,393	249,016
Arrow Financial Corp.	22,082	758,517
Associated Banc-Corp.	245,797	5,994,989
Atlantic Capital Bancshares, Inc. (a)	42,760	1,382,858
Atlantic Union Bankshares Corp.	120,733	4,905,382
Auburn National Bancorp., Inc.	4,890	155,844
Banc of California, Inc.	81,180	1,595,187
BancFirst Corp.	30,870	2,411,873
Bancorp, Inc., Delaware (a)	89,358	2,618,189
Bank First National Corp.	9,550	672,607
Bank of America Corp.	11,528,512	509,560,230
Bank of Hawaii Corp.	62,681	5,401,849
Bank of Marin Bancorp	23,833	841,782
Bank of South Carolina Corp.	520	10,400
Bank OZK	190,540	8,959,191
Bank7 Corp.	1,513	36,690
BankFinancial Corp.	24,120	263,149
BankUnited, Inc.	144,087	6,368,645
Bankwell Financial Group, Inc.	14,320	499,052
Banner Corp.	57,055	3,515,159
Bar Harbor Bankshares	21,082	606,108
BayCom Corp.	21,291	478,196
BCB Bancorp, Inc.	16,139	294,053
Berkshire Hills Bancorp, Inc.	82,194	2,556,233
Blue Ridge Bankshares, Inc.	48,596	779,966
BOK Financial Corp.	47,474	4,875,580
Brookline Bancorp, Inc., Delaware	128,696	2,205,849
Business First Bancshares, Inc.	27,291	714,751
Byline Bancorp, Inc.	39,282	1,071,220
C & F Financial Corp.	3,911	196,841
Cadence Bank	313,157	9,902,024
California Bancorp, Inc. (a)	5,512	124,130
Cambridge Bancorp	9,633	849,149
Camden National Corp.	24,222	1,151,756
Capital Bancorp, Inc.	18,695	463,823
Capital City Bank Group, Inc.	19,094	535,969
Capstar Financial Holdings, Inc.	24,053	514,734
Carter Bankshares, Inc. (a)	39,560	659,070
Cathay General Bancorp	118,685	5,581,756
CB Financial Services, Inc.	5,665	142,475
CBTX, Inc.	31,753	954,495
Central Pacific Financial Corp.	48,171	1,406,111
Central Valley Community Bancorp	22,607	521,543
Chemung Financial Corp.	5,246	240,424
ChoiceOne Financial Services, Inc.	8,388	213,558
Citigroup, Inc.	3,174,461	188,023,325
Citizens & Northern Corp.	25,247	625,368
Citizens Community Bancorp, Inc.	4,317	68,640
Citizens Financial Group, Inc.	684,123	35,861,728
Citizens Holding Co.	306	5,493
City Holding Co.	27,257	2,171,565
Civista Bancshares, Inc.	27,243	664,457
CNB Financial Corp., Pennsylvania	25,514	667,191
Coastal Financial Corp. of Washington (a)	15,353	730,803
Codorus Valley Bancorp, Inc.	17,470	389,406
Colony Bankcorp, Inc.	9,980	182,534
Columbia Banking Systems, Inc.	125,409	4,593,732
Comerica, Inc.	210,180	20,070,088
Commerce Bancshares, Inc.	184,285	13,227,977
Community Bank System, Inc.	88,923	6,486,044
Community Financial Corp.	6,525	263,023
Community Trust Bancorp, Inc.	27,110	1,146,211
Community West Bancshares	639	8,639
ConnectOne Bancorp, Inc.	55,514	1,831,962
CrossFirst Bankshares, Inc. (a)	90,504	1,423,628
Cullen/Frost Bankers, Inc.	91,327	12,852,449
Customers Bancorp, Inc. (a)	49,497	3,046,540
CVB Financial Corp.	208,541	4,917,397
Dime Community Bancshares, Inc.	65,255	2,218,017
Eagle Bancorp Montana, Inc.	4,689	103,627
Eagle Bancorp, Inc.	47,223	2,829,602
East West Bancorp, Inc.	226,148	19,801,519
Eastern Bankshares, Inc.	282,397	6,173,198
Emclaire Financial Corp.	238	6,595
Enterprise Bancorp, Inc.	11,740	473,005
Enterprise Financial Services Corp.	57,467	2,841,168
Equity Bancshares, Inc.	23,831	749,485
Esquire Financial Holdings, Inc. (a)	9,982	336,893
Evans Bancorp, Inc.	7,119	285,614
Farmers & Merchants Bancorp, Inc.	14,358	478,839
Farmers National Banc Corp.	48,117	829,056
FB Financial Corp.	53,261	2,366,919
Fidelity D & D Bancorp, Inc.	5,673	279,963
Fifth Third Bancorp	1,086,944	51,999,401
Financial Institutions, Inc.	21,673	692,236
First Bancorp, North Carolina	65,148	2,923,842
First Bancorp, Puerto Rico	346,471	4,892,171
First Bancshares, Inc.	31,646	1,117,420
First Bank Hamilton New Jersey	17,697	257,845
First Busey Corp.	80,065	2,197,784
First Business Finance Services, Inc.	8,017	264,160
First Capital, Inc.	5,994	236,164
First Citizens Bancshares, Inc.	21,222	16,732,486
First Commonwealth Financial Corp.	159,996	2,583,935
First Community Bankshares, Inc.	21,968	644,321
First Community Corp.	13,413	274,162
First Financial Bancorp, Ohio	157,860	3,880,199
First Financial Bankshares, Inc. (b)	204,739	9,811,093
First Financial Corp., Indiana	19,546	909,084
First Financial Northwest, Inc.	3,993	67,162
First Foundation, Inc.	63,597	1,696,132
First Guaranty Bancshares, Inc.	399	8,443
First Hawaiian, Inc.	204,496	5,944,699
First Horizon National Corp.	887,369	20,835,424
First Internet Bancorp	13,430	656,458
First Interstate Bancsystem, Inc.	131,732	5,348,319
First Merchants Corp.	88,585	3,874,708
First Mid-Illinois Bancshares, Inc.	24,706	989,969
First National Corp.	284	6,035
First Northwest Bancorp	20,578	470,413
First of Long Island Corp.	34,934	760,513
First Republic Bank	286,006	49,553,400
First Savings Financial Group, Inc.	7,302	186,201
First United Corp.	6,102	145,472
First Western Financial, Inc. (a)	10,890	361,439
Five Star Bancorp	9,306	282,995
Flushing Financial Corp.	46,712	1,097,265
FNB Corp., Pennsylvania	546,675	7,341,845
FNCB Bancorp, Inc.	19,280	179,111
Franklin Financial Services Corp.	7,585	252,732
Fulton Financial Corp.	259,700	4,679,794
FVCBankcorp, Inc. (a)	20,878	436,141
German American Bancorp, Inc.	38,770	1,542,271
Glacier Bancorp, Inc.	172,914	9,579,436
Great Southern Bancorp, Inc.	19,976	1,226,926
Guaranty Bancshares, Inc. Texas	16,206	566,724
Hancock Whitney Corp.	140,718	7,835,178
Hanmi Financial Corp.	52,122	1,361,427
HarborOne Bancorp, Inc.	87,577	1,295,264
Hawthorn Bancshares, Inc.	7,607	198,847
HBT Financial, Inc.	18,682	357,573
Heartland Financial U.S.A., Inc.	75,814	3,761,891
Heritage Commerce Corp.	92,495	1,099,766
Heritage Financial Corp., Washington	58,219	1,526,502
Hilltop Holdings, Inc.	100,854	3,118,406
Home Bancshares, Inc.	242,188	5,669,621
HomeStreet, Inc.	36,867	1,897,176
HomeTrust Bancshares, Inc.	25,888	778,711
Hope Bancorp, Inc.	229,317	3,889,216
Horizon Bancorp, Inc. Indiana	69,865	1,402,889
Huntington Bancshares, Inc.	2,313,121	35,899,638
Independent Bank Corp.	77,967	6,705,942
Independent Bank Corp.	39,714	945,193
Independent Bank Group, Inc.	57,936	4,469,762
International Bancshares Corp.	98,498	4,236,399
Investar Holding Corp.	17,521	356,552
Investors Bancorp, Inc.	356,020	5,959,775
JPMorgan Chase & Co.	4,730,711	670,814,820
KeyCorp	1,495,502	37,492,235
Lakeland Bancorp, Inc.	99,820	1,800,753
Lakeland Financial Corp.	42,143	3,380,290
Landmark Bancorp, Inc.	1,999	53,653
LCNB Corp.	17,540	319,053
Level One Bancorp, Inc.	9,927	408,992
Live Oak Bancshares, Inc.	50,883	3,253,968
M&T Bank Corp.	207,272	37,771,177
Macatawa Bank Corp.	33,702	309,384
Mainstreet Bancshares, Inc.	12,877	322,440
Malvern Bancorp, Inc. (a)	4,574	74,785
Mercantile Bank Corp.	23,539	867,883
Meridian Bank/Malvern, PA	3,568	126,307
Meta Financial Group, Inc.	54,671	3,028,227
Metrocity Bankshares, Inc.	24,224	588,885
Metropolitan Bank Holding Corp. (a)	15,435	1,578,229
Mid Penn Bancorp, Inc.	17,141	479,777
Middlefield Banc Corp.	10,954	279,546
Midland States Bancorp, Inc.	31,243	917,294
MidWestOne Financial Group, Inc.	20,987	633,598
MVB Financial Corp.	16,558	637,814
National Bank Holdings Corp.	45,648	2,025,858
National Bankshares, Inc.	10,351	384,747
NBT Bancorp, Inc.	71,469	2,742,266
Nicolet Bankshares, Inc. (a)	19,145	1,823,753
Northeast Bank	10,980	399,892
Northrim Bancorp, Inc.	11,189	501,155
Northwest Bancshares, Inc.	197,345	2,778,618
Norwood Financial Corp.	9,528	267,832
Oak Valley Bancorp Oakdale California	6,546	124,374
OceanFirst Financial Corp.	94,375	2,112,113
OFG Bancorp	85,671	2,414,209
Ohio Valley Banc Corp.	2,970	88,684
Old National Bancorp, Indiana	480,769	8,788,457
Old Point Financial Corp.	1,571	38,882
Old Second Bancorp, Inc.	33,430	475,709
Origin Bancorp, Inc.	32,658	1,508,146
Orrstown Financial Services, Inc.	17,921	437,631
Pacific Premier Bancorp, Inc.	152,779	5,914,075
PacWest Bancorp	186,368	9,210,307
Park National Corp.	22,705	3,043,832
Parke Bancorp, Inc.	12,173	287,161
PCB Bancorp	21,803	513,025
Peapack-Gladstone Financial Corp.	27,332	1,030,963
Penns Woods Bancorp, Inc.	11,259	277,647
Peoples Bancorp of North Carolina	5,200	148,148
Peoples Bancorp, Inc.	34,869	1,090,702
Peoples Financial Services Corp.	8,614	411,663
Peoples United Financial, Inc.	685,883	14,458,414
Pinnacle Financial Partners, Inc.	120,915	12,222,088
Plumas Bancorp	2,830	112,096
PNC Financial Services Group, Inc.	676,299	134,752,576
Popular, Inc.	129,381	11,883,645
Preferred Bank, Los Angeles	21,696	1,702,702
Premier Financial Corp.	64,269	1,971,130
Primis Financial Corp.	27,408	391,934
Professional Holdings Corp. (A Shares) (a)	18,961	404,059
Prosperity Bancshares, Inc.	147,049	10,949,269
QCR Holdings, Inc.	24,595	1,373,877
RBB Bancorp	17,145	413,537
Red River Bancshares, Inc.	5,460	279,552
Regions Financial Corp.	1,526,822	36,933,824
Renasant Corp.	93,780	3,423,908
Republic Bancorp, Inc., Kentucky Class A	15,393	706,231
Republic First Bancorp, Inc. (a)	81,890	425,009
Richmond Mutual Bancorp., Inc.	20,641	361,630
S&T Bancorp, Inc.	63,512	1,974,588
Salisbury Bancorp, Inc.	2,005	110,736
Sandy Spring Bancorp, Inc.	74,560	3,511,030
SB Financial Group, Inc.	5,111	97,109
Seacoast Banking Corp., Florida	88,793	3,254,263
ServisFirst Bancshares, Inc.	80,872	7,066,595
Shore Bancshares, Inc.	22,884	482,395
Sierra Bancorp	20,538	551,240
Signature Bank	96,720	33,357,761
Silvergate Capital Corp. (a)	47,392	6,069,967
Simmons First National Corp. Class A (b)	187,727	5,353,974
SmartFinancial, Inc.	23,763	619,977
Sound Financial Bancorp, Inc.	404	15,356
South Plains Financial, Inc.	22,555	624,097
Southern First Bancshares, Inc. (a)	13,815	788,284
Southside Bancshares, Inc.	52,721	2,197,938
Southstate Corp.	111,548	10,039,320
Spirit of Texas Bancshares, Inc.	21,188	604,494
Stock Yards Bancorp, Inc.	37,073	1,982,293
Summit Financial Group, Inc.	14,847	404,878
Summit State Bank	459	7,459
SVB Financial Group (a)	93,911	56,910,066
Synovus Financial Corp.	234,093	12,324,996
Texas Capital Bancshares, Inc. (a)	82,307	5,481,646
The Bank of Princeton	13,350	397,697
The First Bancorp, Inc.	12,659	377,238
Third Coast Bancshares, Inc.	4,483	104,319
Tompkins Financial Corp.	19,976	1,580,102
TowneBank	104,629	3,262,332
Trico Bancshares	43,839	1,902,613
TriState Capital Holdings, Inc. (a)	41,984	1,393,869
Triumph Bancorp, Inc. (a)	38,327	3,844,965
Truist Financial Corp.	2,139,870	133,142,711
Trustmark Corp.	102,660	3,232,763
U.S. Bancorp	2,155,524	121,873,327
UMB Financial Corp.	67,817	6,907,840
Umpqua Holdings Corp.	339,391	7,245,998
Union Bankshares, Inc.	1,567	48,279
United Bancorp, Inc.	496	8,437
United Bancshares, Inc.	425	13,813
United Bankshares, Inc., West Virginia	221,239	8,101,772
United Community Bank, Inc.	161,982	6,262,224
United Security Bancshares, California	17,486	147,057
Unity Bancorp, Inc.	8,532	241,882
Univest Corp. of Pennsylvania	49,540	1,435,669
Valley National Bancorp	676,526	9,451,068
Veritex Holdings, Inc.	77,139	3,134,158
Virginia National Bank Corp.	2,545	88,184
Washington Trust Bancorp, Inc.	25,196	1,367,387
Webster Financial Corp.	288,843	17,391,237
Wells Fargo & Co.	6,379,214	340,458,651
WesBanco, Inc.	103,697	3,789,088
West Bancorp., Inc.	30,143	871,133
Westamerica Bancorp.	42,832	2,540,794
Western Alliance Bancorp.	167,619	15,712,605
Wintrust Financial Corp.	89,751	8,917,659
Zions Bancorp NA	253,119	17,943,606
		3,177,513,357
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	65,663	9,085,133
Ameriprise Financial, Inc.	178,229	53,431,272
Ares Management Corp.	270,027	21,896,489
Artisan Partners Asset Management, Inc.	103,250	3,934,858
Ashford, Inc. (a)	2,235	44,298
Assetmark Financial Holdings, Inc. (a)	37,000	869,130
Associated Capital Group, Inc.	5,126	200,580
B. Riley Financial, Inc.	27,652	1,646,677
Bakkt Holdings, Inc. Class A (a)(b)	53,752	306,924
Bank of New York Mellon Corp.	1,210,641	64,345,569
BGC Partners, Inc. Class A	525,250	2,405,645
BlackRock, Inc. Class A	228,656	170,094,912
Blackstone, Inc.	1,098,054	139,968,943
Blucora, Inc. (a)	80,680	1,605,532
Blue Owl Capital, Inc. Class A	528,563	6,607,038
Bridge Investment Group Holdings, Inc.	34,222	714,898
BrightSphere Investment Group, Inc.	93,416	2,229,840
Carlyle Group LP (b)	222,677	10,436,871
Cboe Global Markets, Inc.	170,007	19,940,121
Charles Schwab Corp.	2,407,584	203,344,545
CME Group, Inc.	575,190	136,049,691
Cohen & Co., Inc.	486	7,045
Cohen & Steers, Inc.	39,970	3,247,962
Coinbase Global, Inc. (a)(b)	47,282	9,019,987
Cowen Group, Inc. Class A	44,103	1,307,654
Diamond Hill Investment Group, Inc.	5,542	1,074,483
Donnelley Financial Solutions, Inc. (a)	44,885	1,440,809
Evercore, Inc. Class A	63,276	8,036,685
FactSet Research Systems, Inc.	60,235	24,460,831
Federated Hermes, Inc.	151,224	4,940,488
Focus Financial Partners, Inc. Class A (a)	84,039	4,205,312
Franklin Resources, Inc.	447,666	13,309,110
GAMCO Investors, Inc. Class A	5,653	121,653
GCM Grosvenor, Inc. Class A	75,903	758,271
Goldman Sachs Group, Inc.	542,935	185,298,286
Greenhill & Co., Inc.	26,471	468,007
Hamilton Lane, Inc. Class A	55,722	4,351,888
Heritage Global, Inc. (a)	17,766	27,893
Houlihan Lokey	82,201	8,455,195
Interactive Brokers Group, Inc.	138,653	9,176,056
Intercontinental Exchange, Inc.	901,420	115,489,930
Invesco Ltd.	543,540	11,544,790
Janus Henderson Group PLC	271,270	9,106,534
Jefferies Financial Group, Inc.	312,277	11,098,325
KKR & Co. LP	935,235	56,226,328
Lazard Ltd. Class A	180,823	6,252,859
LPL Financial	128,240	23,205,028
Manning & Napier, Inc. Class A	15,374	127,912
MarketAxess Holdings, Inc.	60,995	23,265,323
MarketWise, Inc. Class A (a)	32,026	164,934
Moelis & Co. Class A	99,502	4,796,991
Moody's Corp.	258,942	83,387,092
Morgan Stanley	2,296,893	208,420,071
Morningstar, Inc.	37,869	10,627,935
MSCI, Inc.	131,851	66,148,328
NASDAQ, Inc.	186,726	31,958,155
Northern Trust Corp.	331,100	37,712,290
Open Lending Corp. (a)	162,125	3,377,064
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,722	592,653
P10, Inc. (a)	44,002	547,385
Perella Weinberg Partners Class A	80,733	887,256
Piper Jaffray Companies	23,798	3,522,342
PJT Partners, Inc.	39,020	2,490,256
Pzena Investment Management, Inc.	24,334	224,603
Raymond James Financial, Inc.	297,051	32,571,642
S&P Global, Inc.	566,420	212,803,994
Safeguard Scientifics, Inc. (a)(b)	30,517	183,102
Sculptor Capital Management, Inc. Class A	34,842	446,326
SEI Investments Co.	168,457	9,868,211
Siebert Financial Corp. (a)(b)	8,951	18,708
Silvercrest Asset Management Group Class A	12,013	193,650
State Street Corp.	584,994	49,917,538
StepStone Group, Inc. Class A	76,578	2,644,238
Stifel Financial Corp.	168,232	12,365,052
StoneX Group, Inc. (a)	26,963	2,034,358
T. Rowe Price Group, Inc.	359,356	51,948,503
Tradeweb Markets, Inc. Class A	168,594	14,242,821
U.S. Global Investors, Inc. Class A	16,788	94,349
Value Line, Inc.	1,293	76,300
Victory Capital Holdings, Inc.	28,132	933,138
Virtu Financial, Inc. Class A	137,842	4,835,497
Virtus Investment Partners, Inc.	11,542	2,777,236
Westwood Holdings Group, Inc.	11,777	194,909
WisdomTree Investments, Inc.	197,978	1,114,616
		2,239,305,153
Consumer Finance - 0.7%
Ally Financial, Inc.	552,950	27,592,205
American Express Co.	1,004,818	195,477,294
Atlanticus Holdings Corp. (a)(b)	8,957	477,139
Capital One Financial Corp.	680,971	104,372,425
Consumer Portfolio Services, Inc. (a)	16,212	190,815
Credit Acceptance Corp. (a)(b)	13,211	7,267,635
CURO Group Holdings Corp.	29,847	399,054
Discover Financial Services	468,505	57,832,257
Elevate Credit, Inc. (a)	23,656	77,828
Encore Capital Group, Inc. (a)(b)	39,165	2,584,498
Enova International, Inc. (a)	58,336	2,378,359
EZCORP, Inc. (non-vtg.) Class A (a)	87,514	524,209
FirstCash Holdings, Inc.	64,527	4,648,525
Green Dot Corp. Class A (a)	87,731	2,513,493
Katapult Holdings, Inc. (a)(b)	75,838	173,669
LendingClub Corp. (a)	158,097	2,937,442
LendingTree, Inc. (a)	18,680	2,260,467
Medallion Financial Corp.	35,405	305,545
MoneyLion, Inc. (a)(b)	201,081	484,605
Navient Corp.	267,361	4,708,227
Nelnet, Inc. Class A	34,550	2,783,003
Nicholas Financial, Inc. (a)	4,023	44,897
OneMain Holdings, Inc.	179,631	9,157,588
Oportun Financial Corp. (a)	29,210	477,291
OppFi, Inc. Class A (a)(b)	8,549	30,605
PRA Group, Inc. (a)	72,410	3,231,658
PROG Holdings, Inc. (a)	92,447	2,832,576
Regional Management Corp.	15,004	770,155
SLM Corp.	467,317	9,206,145
SoFi Technologies, Inc. (a)(b)	1,026,497	11,753,391
Sunlight Financial Holdings, Inc. Class A (a)(b)	43,592	177,419
Synchrony Financial	875,699	37,462,403
Upstart Holdings, Inc. (a)(b)	78,225	12,358,768
World Acceptance Corp. (a)(b)	6,665	1,309,473
		508,801,063
Diversified Financial Services - 1.5%
A-Mark Precious Metals, Inc.	13,206	946,870
Alerus Financial Corp.	52,072	1,497,070
Apollo Global Management, Inc.	589,360	38,461,634
Berkshire Hathaway, Inc. Class B (a)	2,929,854	941,801,568
Cannae Holdings, Inc. (a)	134,293	3,605,767
Equitable Holdings, Inc.	626,674	20,467,173
Jackson Financial, Inc.	146,898	6,006,659
LM Funding America, Inc. (a)	11,991	35,613
SWK Holdings Corp. (a)(b)	21,988	417,112
Voya Financial, Inc.	178,099	11,994,968
WeWork, Inc. (a)	342,012	2,188,877
		1,027,423,311
Insurance - 2.1%
AFLAC, Inc.	971,820	59,368,484
Alleghany Corp. (a)	21,805	14,433,166
Allstate Corp.	456,627	55,872,880
AMBAC Financial Group, Inc. (a)	75,325	966,420
American Equity Investment Life Holding Co.	132,674	5,000,483
American Financial Group, Inc.	105,502	14,283,916
American International Group, Inc.	1,327,746	81,311,165
American National Group, Inc.	20,768	3,925,775
Amerisafe, Inc.	31,043	1,462,125
Aon PLC	352,736	103,048,295
Arch Capital Group Ltd. (a)	617,017	29,067,671
Argo Group International Holdings, Ltd.	54,317	2,290,548
Arthur J. Gallagher & Co.	331,637	52,461,657
Assurant, Inc.	91,195	15,476,703
Assured Guaranty Ltd.	113,360	7,024,919
Axis Capital Holdings Ltd.	125,906	6,876,986
Brighthouse Financial, Inc. (a)	142,908	7,468,372
Brown & Brown, Inc.	372,757	25,202,101
BRP Group, Inc. (a)	86,518	2,402,605
Chubb Ltd.	689,037	140,315,495
Cincinnati Financial Corp.	239,717	29,434,850
Citizens, Inc. Class A (a)(b)	89,803	381,663
CNA Financial Corp.	43,788	2,001,112
CNO Financial Group, Inc.	200,159	4,837,843
Crawford & Co.:
Class A	27,890	215,032
Class B	22,240	168,134
Donegal Group, Inc. Class A	23,026	314,535
eHealth, Inc. (a)	40,297	626,215
Employers Holdings, Inc.	40,541	1,575,423
Enstar Group Ltd. (a)	19,741	5,626,777
Erie Indemnity Co. Class A	40,408	7,075,441
Everest Re Group Ltd.	63,018	18,793,228
Fednat Holding Co. (a)	13,703	16,033
Fidelity National Financial, Inc.	455,969	21,722,363
First American Financial Corp.	175,825	11,787,308
Genworth Financial, Inc. Class A (a)	809,566	3,286,838
Globe Life, Inc.	148,857	15,028,603
GoHealth, Inc. (a)(b)	90,284	201,333
Goosehead Insurance (b)	31,574	2,746,307
Greenlight Capital Re, Ltd. (a)	42,996	309,141
Hallmark Financial Services, Inc. (a)	25,240	100,203
Hanover Insurance Group, Inc.	57,030	7,956,255
Hartford Financial Services Group, Inc.	542,668	37,704,573
HCI Group, Inc.	12,326	767,417
Heritage Insurance Holdings, Inc.	42,724	238,400
Hippo Holdings, Inc. (a)	598,333	1,160,766
Horace Mann Educators Corp.	69,703	2,898,948
Investors Title Co.	2,136	409,151
James River Group Holdings Ltd.	61,647	1,639,810
Kemper Corp.	97,199	5,194,315
Kingstone Companies, Inc.	8,338	44,191
Kinsale Capital Group, Inc.	34,633	7,264,618
Lemonade, Inc. (a)(b)	61,413	1,562,961
Lincoln National Corp.	276,977	18,673,789
Loews Corp.	319,880	19,621,439
Maiden Holdings Ltd. (a)	88,227	215,274
Markel Corp. (a)	21,866	27,177,470
Marsh & McLennan Companies, Inc.	806,629	125,358,213
MBIA, Inc. (a)(b)	87,611	1,336,068
Mercury General Corp.	42,951	2,362,305
MetLife, Inc.	1,144,728	77,326,376
MetroMile, Inc. (a)	127,682	163,433
National Western Life Group, Inc.	3,737	797,289
NI Holdings, Inc. (a)	9,696	173,849
Old Republic International Corp.	455,825	12,010,989
Oscar Health, Inc. (a)(b)	66,615	485,623
Palomar Holdings, Inc. (a)	39,153	2,522,628
Primerica, Inc.	63,534	8,252,431
Principal Financial Group, Inc.	395,107	27,910,358
ProAssurance Corp.	85,084	2,050,524
Progressive Corp.	936,323	99,184,695
Prudential Financial, Inc.	602,809	67,309,653
Reinsurance Group of America, Inc.	108,655	12,045,493
Reliance Global Group, Inc. (a)	14,320	93,796
RenaissanceRe Holdings Ltd.	74,238	11,193,606
RLI Corp.	65,118	6,609,477
Root, Inc. (a)(b)	162,053	293,316
Ryan Specialty Group Holdings, Inc. (b)	91,933	3,682,836
Safety Insurance Group, Inc.	23,962	1,999,389
Selective Insurance Group, Inc.	96,816	8,054,123
Selectquote, Inc. (a)	199,454	620,302
Siriuspoint Ltd. (a)(b)	134,616	994,812
State Auto Financial Corp.	29,642	1,541,680
Stewart Information Services Corp.	42,215	2,865,554
The Travelers Companies, Inc.	392,247	67,399,802
Tiptree, Inc.	31,998	409,254
Trean Insurance Group, Inc. (a)	23,898	169,676
Trupanion, Inc. (a)(b)	54,631	4,896,577
United Fire Group, Inc.	35,716	986,119
United Insurance Holdings Corp.	35,027	128,199
Universal Insurance Holdings, Inc.	51,387	594,034
Unum Group	328,466	9,170,771
W.R. Berkley Corp.	222,280	20,071,884
White Mountains Insurance Group Ltd.	4,999	5,249,950
Willis Towers Watson PLC	198,859	44,206,356
		1,517,558,965
Mortgage Real Estate Investment Trusts - 0.2%
Acres Commercial Realty Corp.	14,835	167,042
AG Mortgage Investment Trust, Inc.	17,378	157,097
AGNC Investment Corp.	832,486	10,747,394
Angel Oak Mortgage, Inc.	5,185	84,204
Annaly Capital Management, Inc.	2,243,177	15,612,512
Apollo Commercial Real Estate Finance, Inc.	205,384	2,680,261
Arbor Realty Trust, Inc.	262,373	4,722,714
Ares Commercial Real Estate Corp.	77,869	1,140,781
Arlington Asset Investment Corp. (a)(b)	71,308	228,186
Armour Residential REIT, Inc.	183,254	1,489,855
Blackstone Mortgage Trust, Inc.	262,078	8,328,839
BrightSpire Capital, Inc.	140,374	1,243,714
Broadmark Realty Capital, Inc.	216,880	1,878,181
Cherry Hill Mortgage Investment Corp.	22,382	168,313
Chimera Investment Corp.	375,131	4,565,344
Dynex Capital, Inc.	47,445	729,230
Ellington Financial LLC	94,998	1,678,615
Ellington Residential Mortgage REIT	11,126	107,255
Franklin BSP Realty Trust, Inc.	59,530	785,796
Granite Point Mortgage Trust, Inc.	87,209	978,485
Great Ajax Corp.	33,856	385,620
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	145,141	6,870,975
Invesco Mortgage Capital, Inc.	539,712	1,176,572
KKR Real Estate Finance Trust, Inc.	94,406	2,026,897
Ladder Capital Corp. Class A	258,517	2,962,605
Lument Finance Trust, Inc.	10,765	32,833
MFA Financial, Inc.	689,782	2,800,515
New Residential Investment Corp.	744,442	7,727,308
New York Mortgage Trust, Inc.	576,914	2,024,968
Nexpoint Real Estate Finance, Inc.	6,339	133,182
Orchid Island Capital, Inc.	214,769	706,590
PennyMac Mortgage Investment Trust	163,219	2,546,216
Ready Capital Corp.	94,290	1,400,207
Redwood Trust, Inc.	178,481	1,854,418
Sachem Capital Corp.	24,185	118,507
Seven Hills Realty Trust	9,264	102,275
Starwood Property Trust, Inc.	483,911	11,536,438
TPG RE Finance Trust, Inc.	89,006	1,053,831
Two Harbors Investment Corp.	539,138	2,728,038
Western Asset Mortgage Capital Corp.	75,043	138,830
		105,820,643
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	83,691	4,581,245
Blue Foundry Bancorp	42,252	586,880
Bridgewater Bancshares, Inc. (a)	40,020	673,537
Capitol Federal Financial, Inc.	268,177	2,928,493
Cf Bankshares, Inc.	105	2,262
Columbia Financial, Inc. (a)	83,772	1,779,317
ESSA Bancorp, Inc.	14,301	255,559
Essent Group Ltd.	178,452	7,884,009
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	16,148	1,997,508
FFBW, Inc. (a)	619	7,440
Finance of America Companies, Inc. (a)	23,514	76,185
Flagstar Bancorp, Inc.	82,405	3,756,020
FS Bancorp, Inc.	13,648	437,009
Greene County Bancorp, Inc.	224	9,128
Guild Holdings Co. Class A	3,409	40,806
Hingham Institution for Savings	2,412	867,934
HMN Financial, Inc.	429	10,596
Home Bancorp, Inc.	10,333	405,157
Impac Mortgage Holdings, Inc. (a)(b)	16,166	12,933
Kearny Financial Corp.	133,106	1,758,330
loanDepot, Inc.	34,309	141,696
Luther Burbank Corp.	21,747	281,406
Merchants Bancorp	36,085	1,044,661
MGIC Investment Corp.	535,832	8,133,930
Mr. Cooper Group, Inc. (a)	119,318	6,064,934
New York Community Bancorp, Inc.	746,015	8,609,013
NMI Holdings, Inc. (a)	135,399	3,133,133
Northeast Community Bancorp, Inc.	17,780	219,939
Northfield Bancorp, Inc.	70,790	1,111,403
Ocwen Financial Corp. (a)	12,933	370,272
OP Bancorp	28,065	374,387
PCSB Financial Corp.	32,661	608,474
PennyMac Financial Services, Inc.	50,702	2,928,041
Pioneer Bancorp, Inc. (a)	18,130	191,453
Ponce Financial Group, Inc. (a)	17,260	182,438
Provident Bancorp, Inc.	18,220	298,079
Provident Financial Holdings, Inc.	2,162	35,522
Provident Financial Services, Inc.	131,514	3,120,827
Prudential Bancorp, Inc.	3,877	55,829
Radian Group, Inc.	298,509	7,134,365
Randolph Bancorp, Inc.	557	11,446
Riverview Bancorp, Inc.	36,754	285,579
Rocket Companies, Inc. (b)	219,146	2,829,175
Security National Financial Corp. Class A	25,484	248,469
Southern Missouri Bancorp, Inc.	9,308	498,723
Sterling Bancorp, Inc. (a)	31,816	196,623
Territorial Bancorp, Inc.	9,340	234,247
TFS Financial Corp.	79,818	1,370,475
Timberland Bancorp, Inc.	9,834	271,517
Trustco Bank Corp., New York	31,580	1,079,089
UWM Holdings Corp. Class A (b)	130,421	566,027
Velocity Financial, Inc. (a)	41,453	530,184
Walker & Dunlop, Inc.	46,520	6,436,042
Washington Federal, Inc.	119,876	4,265,188
Waterstone Financial, Inc.	41,989	820,465
Western New England Bancorp, Inc.	30,118	278,893
William Penn Bancorp, Inc.	14,888	186,100
WSFS Financial Corp.	106,879	5,432,660
		97,651,052

TOTAL FINANCIALS		8,674,073,544

HEALTH CARE - 13.1%
Biotechnology - 2.3%
180 Life Sciences Corp. (a)(b)	38,298	122,171
2seventy bio, Inc. (a)	37,256	552,879
4D Molecular Therapeutics, Inc. (a)(b)	40,072	548,986
89Bio, Inc. (a)	12,416	57,486
Aadi Bioscience, Inc. (a)	40,680	708,646
Aadi Bioscience, Inc. rights (a)(c)	85,026	1,701
AbbVie, Inc.	2,831,524	418,414,301
Abeona Therapeutics, Inc. (a)(b)	99,135	25,577
ACADIA Pharmaceuticals, Inc. (a)(b)	184,604	4,690,788
Achieve Life Sciences, Inc. (a)(b)	12,876	95,282
Acorda Therapeutics, Inc. (a)(b)	10,397	21,314
Actinium Pharmaceuticals, Inc. (a)(b)	26,708	144,223
Acumen Pharmaceuticals, Inc.	9,491	55,617
Adagio Therapeutics, Inc.	31,869	213,204
Adicet Bio, Inc. (a)	28,726	375,736
Adicet Bio, Inc. rights (a)(c)	3,198	0
ADMA Biologics, Inc. (a)	265,336	427,191
Adverum Biotechnologies, Inc. (a)	128,644	172,383
Aeglea BioTherapeutics, Inc. (a)	48,938	135,558
Aerovate Therapeutics, Inc.	11,196	109,497
Aevi Genomic Medicine, Inc. rights (a)(c)	29,385	989
Agenus, Inc. (a)(b)	378,754	1,022,636
AgeX Therapeutics, Inc. (a)(b)	24,431	16,740
Agios Pharmaceuticals, Inc. (a)	109,062	3,395,100
Aikido Pharma, Inc. (a)	126,118	52,150
Aileron Therapeutics, Inc. (a)	48,109	20,523
AIM ImmunoTech, Inc. (a)(b)	36,509	25,921
Akebia Therapeutics, Inc. (a)	246,612	532,682
Akero Therapeutics, Inc. (a)(b)	38,922	690,087
Akouos, Inc. (a)(b)	39,152	209,072
Alaunos Therapeutics, Inc. (a)(b)	328,944	324,306
Albireo Pharma, Inc. (a)(b)	35,809	1,193,872
Aldeyra Therapeutics, Inc. (a)(b)	83,344	336,710
Alector, Inc. (a)	93,231	1,476,779
Aligos Therapeutics, Inc. (a)(b)	24,753	59,902
Alkermes PLC (a)	258,479	6,425,788
Allakos, Inc. (a)(b)	54,416	304,185
Allena Pharmaceuticals, Inc. (a)(b)	13,108	5,992
Allogene Therapeutics, Inc. (a)(b)	125,225	1,145,809
Allovir, Inc. (a)(b)	42,456	382,104
Alnylam Pharmaceuticals, Inc. (a)	191,379	30,209,175
Alpine Immune Sciences, Inc. (a)(b)	16,715	137,732
Altimmune, Inc. (a)	57,950	429,410
ALX Oncology Holdings, Inc. (a)	35,269	639,074
Amgen, Inc.	901,154	204,093,358
Amicus Therapeutics, Inc. (a)	416,584	3,390,994
AnaptysBio, Inc. (a)	40,835	1,248,326
Anavex Life Sciences Corp. (a)(b)	122,008	1,337,208
Anika Therapeutics, Inc. (a)	21,739	706,518
Anixa Biosciences, Inc. (a)	52,257	145,274
Annexon, Inc. (a)(b)	39,153	190,088
Annovis Bio, Inc. (a)(b)	7,008	99,514
Apellis Pharmaceuticals, Inc. (a)	128,592	5,469,018
Applied Genetic Technologies Corp. (a)	45,693	90,929
Applied Molecular Transport, Inc. (a)(b)	28,241	185,543
Applied Therapeutics, Inc. (a)	23,151	43,524
Aprea Therapeutics, Inc. (a)(b)	16,675	29,015
Aptevo Therapeutics, Inc. (a)	5,943	34,232
Aptinyx, Inc. (a)(b)	41,124	125,017
AquaBounty Technologies, Inc. (a)	111,133	176,701
AquaMed Technologies, Inc. (a)(c)	439	0
Aravive, Inc. (a)(b)	19,699	43,338
Arbutus Biopharma Corp. (a)	137,997	441,590
Arcturus Therapeutics Holdings, Inc. (a)(b)	32,952	789,859
Arcus Biosciences, Inc. (a)(b)	73,414	2,731,001
Arcutis Biotherapeutics, Inc. (a)	40,575	722,235
Ardelyx, Inc. (a)	98,718	76,013
Arena Pharmaceuticals, Inc. (a)	96,497	9,164,320
Arrowhead Pharmaceuticals, Inc. (a)	168,674	7,421,656
Assembly Biosciences, Inc. (a)	45,323	70,251
Astria Therapeutics, Inc. (a)	2,976	20,088
Atara Biotherapeutics, Inc. (a)	134,579	1,729,340
Athenex, Inc. (a)	104,505	84,085
Athersys, Inc. (a)(b)	313,863	281,567
Atossa Therapeutics, Inc. (a)	182,911	223,151
Atreca, Inc. (a)(b)	36,913	66,443
aTyr Pharma, Inc. (a)	34,154	169,404
Aura Biosciences, Inc.	6,672	119,429
Avalo Therapeutics, Inc. (a)	179,951	131,400
AVEO Pharmaceuticals, Inc. (a)	37,534	132,870
Avid Bioservices, Inc. (a)	97,789	2,002,719
Avidity Biosciences, Inc. (a)(b)	77,699	1,317,775
Avita Medical, Inc. (a)	40,787	375,240
AVROBIO, Inc. (a)	47,959	69,541
Axcella Health, Inc. (a)	4,603	8,700
Beam Therapeutics, Inc. (a)(b)	71,358	5,590,899
Bellicum Pharmaceuticals, Inc. (a)(b)	5,352	9,098
Bio Path Holdings, Inc. (a)(b)	3,392	12,720
BioAtla, Inc. (a)(b)	28,920	187,402
Biocept, Inc. (a)	14,680	35,085
BioCryst Pharmaceuticals, Inc. (a)(b)	286,949	4,766,223
Biogen, Inc. (a)	234,379	49,456,313
Biohaven Pharmaceutical Holding Co. Ltd. (a)	92,932	11,031,958
BioMarin Pharmaceutical, Inc. (a)	292,312	22,835,413
Biomea Fusion, Inc. (a)(b)	12,070	77,369
BioVie, Inc. (a)(b)	1,121	3,486
BioXcel Therapeutics, Inc. (a)(b)	26,766	490,085
Black Diamond Therapeutics, Inc. (a)(b)	21,709	68,166
bluebird bio, Inc. (a)	103,400	624,536
Blueprint Medicines Corp. (a)	92,967	5,629,152
Bolt Biotherapeutics, Inc. (b)	21,951	76,609
BrainStorm Cell Therpeutic, Inc. (a)(b)	47,807	145,811
Brickell Biotech, Inc. (a)	93,690	19,675
BridgeBio Pharma, Inc. (a)(b)	190,334	1,484,605
Brooklyn ImmunoTherapeutics, Inc. (a)(b)	40,942	92,529
C4 Therapeutics, Inc. (a)	63,241	1,418,496
Cabaletta Bio, Inc. (a)	14,463	31,240
Calithera Biosciences, Inc. (a)	84,763	41,110
Calyxt, Inc. (a)	14,780	17,293
Candel Therapeutics, Inc. (b)	8,840	36,421
Capricor Therapeutics, Inc. (a)(b)	27,617	111,849
Cardiff Oncology, Inc. (a)(b)	75,260	202,449
CareDx, Inc. (a)	84,337	3,236,854
Caribou Biosciences, Inc.	37,522	374,470
CASI Pharmaceuticals, Inc. (a)	146,787	123,595
Catalyst Biosciences, Inc. (a)	35,667	23,148
Catalyst Pharmaceutical Partners, Inc. (a)	146,497	1,142,677
Cel-Sci Corp. (a)(b)	62,124	359,077
Celcuity, Inc. (a)(b)	12,131	122,523
Celldex Therapeutics, Inc. (a)	73,883	2,209,102
Cellectar Biosciences, Inc. (a)	56,511	28,849
Celsion Corp. (a)	120,235	38,908
Century Therapeutics, Inc. (b)	13,017	183,540
Cerevel Therapeutics Holdings (a)(b)	94,288	2,495,803
Checkpoint Therapeutics, Inc. (a)(b)	111,216	199,077
ChemoCentryx, Inc. (a)	81,917	2,485,362
Chimerix, Inc. (a)	127,558	719,427
Chinook Therapeutics, Inc. (a)	74,531	951,016
Chinook Therapeutics, Inc. rights (a)(c)	14,580	729
Cidara Therapeutics, Inc. (a)	43,932	30,752
Clene, Inc. (a)(b)	54,704	169,035
Clovis Oncology, Inc. (a)(b)	218,833	450,796
Codiak Biosciences, Inc. (a)	20,613	97,293
Cogent Biosciences, Inc. (a)(b)	46,226	274,120
Cogent Biosciences, Inc. rights (a)(c)	11,491	0
CohBar, Inc. (a)	61,277	16,361
Coherus BioSciences, Inc. (a)	98,564	1,162,070
Concert Pharmaceuticals, Inc. (a)	33,215	99,645
ContraFect Corp. (a)(b)	42,658	141,625
Corbus Pharmaceuticals Holdings, Inc. (a)	157,355	54,413
Cortexyme, Inc. (a)(b)	25,276	109,951
Corvus Pharmaceuticals, Inc. (a)(b)	58,129	102,888
Crinetics Pharmaceuticals, Inc. (a)	58,719	1,175,554
CTI BioPharma Corp. (a)(b)	97,868	185,949
Cue Biopharma, Inc. (a)(b)	47,568	275,894
Cullinan Oncology, Inc. (a)	33,494	480,304
Curis, Inc. (a)	130,100	435,835
Cyclacel Pharmaceuticals, Inc. (a)	33	107
Cyclerion Therapeutics, Inc. (a)	45,211	47,472
Cyclo Therapeutics, Inc. (a)	5,309	17,307
Cyteir Therapeutics, Inc. (b)	6,729	39,028
Cytokinetics, Inc. (a)(b)	132,123	4,666,584
CytomX Therapeutics, Inc. (a)	90,799	347,760
Day One Biopharmaceuticals, Inc. (a)(b)	17,185	234,747
Decibel Therapeutics, Inc.	9,257	32,400
Deciphera Pharmaceuticals, Inc. (a)	69,594	536,570
Denali Therapeutics, Inc. (a)	149,179	4,857,268
DermTech, Inc. (a)(b)	39,764	508,582
Design Therapeutics, Inc. (a)	32,403	439,709
DiaMedica Therapeutics, Inc. (a)	16,099	42,340
Diffusion Pharmaceuticals, Inc. (a)	84,409	19,769
Dyadic International, Inc. (a)(b)	37,918	142,951
Dynavax Technologies Corp. (a)(b)	178,027	2,182,611
Dyne Therapeutics, Inc. (a)	38,912	333,476
Eagle Pharmaceuticals, Inc. (a)	16,357	775,158
Edesa Biotech, Inc. (a)	8,424	31,253
Editas Medicine, Inc. (a)(b)	107,475	1,839,972
Effector Therapeutics, Inc. Class A (a)(b)	9,490	44,129
Eiger Biopharmaceuticals, Inc. (a)	57,373	229,492
Eledon Pharmaceuticals, Inc. (a)(b)	18,468	65,192
Eliem Therapeutics, Inc.	7,452	67,143
Emergent BioSolutions, Inc. (a)	78,444	3,246,013
Enanta Pharmaceuticals, Inc. (a)	29,715	2,092,530
Enochian Biosciences, Inc. (a)(b)	23,157	175,067
Ensysce Biosciences, Inc. (a)	15,267	17,099
Entrada Therapeutics, Inc. (b)	13,288	161,183
Epizyme, Inc. (a)	133,125	198,356
Equillium, Inc. (a)	21,675	81,498
Erasca, Inc. (b)	30,268	375,323
Evelo Biosciences, Inc. (a)(b)	43,475	135,859
Exact Sciences Corp. (a)(b)	275,714	21,522,235
Exagen, Inc. (a)	10,039	76,296
Exelixis, Inc. (a)	502,679	10,320,000
Exicure, Inc. (a)	134,393	26,919
F-star Therapeutics, Inc. (a)	20,852	63,599
F-star Therapeutics, Inc.:
rights (a)(c)	1,612	0
rights (a)(c)	1,612	0
Fate Therapeutics, Inc. (a)	129,184	4,463,307
FibroGen, Inc. (a)	136,057	1,914,322
Finch Therapeutics Group, Inc. (a)	10,837	90,706
First Wave BioPharma, Inc. (a)(b)	5,912	7,006
Foghorn Therapeutics, Inc. (a)	31,617	303,839
Forma Therapeutics Holdings, Inc. (a)	47,722	470,539
Forte Biosciences, Inc. (a)	16,638	20,964
Fortress Biotech, Inc. (a)	118,327	190,506
Frequency Therapeutics, Inc. (a)	54,830	155,717
G1 Therapeutics, Inc. (a)(b)	56,782	602,457
Galectin Therapeutics, Inc. (a)	63,339	118,444
Galecto, Inc. (a)	11,675	21,599
Galera Therapeutics, Inc. (a)	4,354	9,753
Gemini Therapeutics, Inc. (a)(b)	62,884	85,522
Generation Bio Co. (a)	76,796	393,196
Genocea Biosciences, Inc. (a)(b)	33,261	32,599
Genprex, Inc. (a)(b)	68,088	155,241
GeoVax Labs, Inc. (a)(b)	8,310	14,709
Geron Corp. (a)(b)	515,851	562,278
Gilead Sciences, Inc.	2,010,112	121,410,765
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	1,871,491	8,421,710
Global Blood Therapeutics, Inc. (a)	98,478	2,974,036
GlycoMimetics, Inc. (a)	51,855	63,782
Gossamer Bio, Inc. (a)(b)	75,695	683,526
Graphite Bio, Inc.	25,883	238,124
Greenwich Lifesciences, Inc. (a)(b)	4,975	96,963
Gritstone Bio, Inc. (a)(b)	105,793	539,544
Gt Biopharma, Inc. (a)(b)	29,786	94,719
Halozyme Therapeutics, Inc. (a)	226,112	8,020,193
Harpoon Therapeutics, Inc. (a)(b)	34,224	140,318
Heat Biologics, Inc. (a)(b)	35,946	93,460
Heron Therapeutics, Inc. (a)(b)	170,063	1,207,447
Histogen, Inc. (a)	2,577	616
Homology Medicines, Inc. (a)	61,627	215,078
Hookipa Pharma, Inc. (a)(b)	77,302	185,525
Horizon Therapeutics PLC (a)	364,508	33,232,194
Humacyte, Inc. Class A (a)(b)	126,345	761,860
Humanigen, Inc. (a)(b)	75,276	152,810
iBio, Inc. (a)	343,356	109,874
Icosavax, Inc. (a)	22,828	397,664
Ideaya Biosciences, Inc. (a)(b)	52,287	690,188
Idera Pharmaceuticals, Inc. (a)(b)	91,027	39,424
IGM Biosciences, Inc. (a)(b)	12,428	207,299
Imago BioSciences, Inc. (b)	13,642	321,269
Immuneering Corp.	9,384	70,098
Immunic, Inc. (a)	36,420	424,293
ImmunityBio, Inc. (a)(b)	116,914	799,692
ImmunoGen, Inc. (a)	354,829	2,001,236
Immunome, Inc. (a)	11,659	76,716
Immunovant, Inc. (a)(b)	88,169	491,983
Impel Neuropharma, Inc. (a)(b)	5,825	42,057
Incyte Corp. (a)	298,610	20,395,063
Infinity Pharmaceuticals, Inc. (a)	116,752	128,427
Inhibrx, Inc. (a)	36,754	790,211
Inmune Bio, Inc. (a)(b)	12,726	111,989
Inovio Pharmaceuticals, Inc. (a)(b)	329,782	1,068,494
Inozyme Pharma, Inc. (a)	9,601	55,398
Insmed, Inc. (a)	190,094	4,543,247
Instil Bio, Inc. (a)(b)	35,978	386,044
Intellia Therapeutics, Inc. (a)	109,814	10,855,114
Intercept Pharmaceuticals, Inc. (a)(b)	41,103	586,129
Invitae Corp. (a)(b)	334,312	3,607,226
Ionis Pharmaceuticals, Inc. (a)	224,311	7,487,501
Iovance Biotherapeutics, Inc. (a)	225,570	3,534,682
Ironwood Pharmaceuticals, Inc. Class A (a)	258,371	2,780,072
IsoRay, Inc. (a)	190,229	66,942
iTeos Therapeutics, Inc. (a)	32,752	1,183,330
Iveric Bio, Inc. (a)	166,320	2,667,773
Janux Therapeutics, Inc. (b)	15,615	269,827
Jasper Therapeutics, Inc. (a)(b)	15,107	56,651
Jounce Therapeutics, Inc. (a)	42,840	319,586
Kalvista Pharmaceuticals, Inc. (a)	26,180	420,189
Karuna Therapeutics, Inc. (a)	34,699	3,643,395
Karyopharm Therapeutics, Inc. (a)(b)	117,204	1,210,717
Keros Therapeutics, Inc. (a)	19,497	1,046,989
Kezar Life Sciences, Inc. (a)	58,442	867,864
Kiniksa Pharmaceuticals Ltd. (a)(b)	42,836	438,641
Kinnate Biopharma, Inc. (a)(b)	27,233	211,873
Kintara Therapeutics, Inc. (a)	69,028	25,202
Kodiak Sciences, Inc. (a)	53,766	464,538
Kronos Bio, Inc. (a)(b)	77,287	581,971
Krystal Biotech, Inc. (a)(b)	32,068	2,037,921
Kura Oncology, Inc. (a)	110,209	1,749,017
Kymera Therapeutics, Inc. (a)(b)	57,835	2,299,520
La Jolla Pharmaceutical Co./California (a)	30,025	122,802
Lantern Pharma, Inc. (a)(b)	6,165	37,976
Larimar Therapeutics, Inc. (a)(b)	18,481	80,577
Leap Therapeutics, Inc. (a)(b)	105,092	209,133
Lexicon Pharmaceuticals, Inc. (a)(b)	117,528	243,283
Ligand Pharmaceuticals, Inc. Class B (a)(b)	27,397	2,773,124
Lineage Cell Therapeutics, Inc. (a)	256,547	361,731
LogicBio Therapeutics, Inc. (a)(b)	12,282	8,106
Longeveron, Inc. (a)(b)	4,231	28,602
Lumos Pharma, Inc. (a)	3,251	31,567
Lyell Immunopharma, Inc. (b)	32,002	231,694
Macrogenics, Inc. (a)	92,923	868,830
Madrigal Pharmaceuticals, Inc. (a)(b)	20,245	1,879,748
Magenta Therapeutics, Inc. (a)	44,113	138,956
MannKind Corp. (a)(b)	393,051	1,029,794
Marker Therapeutics, Inc. (a)	89,516	33,667
Matinas BioPharma Holdings, Inc. (a)	248,756	142,836
MediciNova, Inc. (a)(b)	61,340	146,603
MEI Pharma, Inc. (a)	134,168	289,803
Merrimack Pharmaceuticals, Inc. (a)	15,717	98,074
Mersana Therapeutics, Inc. (a)(b)	88,867	390,126
MiMedx Group, Inc. (a)	151,572	765,439
Minerva Neurosciences, Inc. (a)	45,867	32,391
Mirati Therapeutics, Inc. (a)(b)	79,098	6,983,562
Mirum Pharmaceuticals, Inc. (a)	25,087	594,562
Moderna, Inc. (a)	563,972	86,626,099
Molecular Templates, Inc. (a)	59,475	139,766
Moleculin Biotech, Inc. (a)(b)	30,817	42,836
Monte Rosa Therapeutics, Inc. (b)	20,292	290,987
Morphic Holding, Inc. (a)	52,732	2,101,898
Mustang Bio, Inc. (a)	96,783	84,143
Myovant Sciences Ltd. (a)(b)	74,672	1,002,098
Myriad Genetics, Inc. (a)	126,957	3,095,212
NanoViricides, Inc. (a)(b)	8,252	15,679
Natera, Inc. (a)	140,529	9,239,782
Navidea Biopharmaceuticals, Inc. (a)	7,141	6,043
Neoleukin Therapeutics, Inc. (a)	48,248	124,480
Neubase Therapeutics, Inc. (a)	27,182	40,229
Neurobo Pharmaceuticals, Inc. (a)(b)	380	300
Neurobo Pharmaceuticals, Inc. rights (a)(c)	380	0
Neurocrine Biosciences, Inc. (a)	152,546	13,709,309
Neximmune, Inc. (b)	6,510	16,145
NextCure, Inc. (a)(b)	17,599	86,235
Nkarta, Inc. (a)(b)	27,337	247,673
Novavax, Inc. (a)(b)	120,588	10,053,422
Nurix Therapeutics, Inc. (a)(b)	67,925	1,098,347
Nuvalent, Inc. Class A (a)(b)	11,343	169,578
Ocugen, Inc. (a)(b)	306,905	1,080,306
Olema Pharmaceuticals, Inc. (a)(b)	43,005	201,263
Omega Therapeutics, Inc. (a)	7,699	91,387
OncoCyte Corp. (a)(b)	109,596	160,010
Oncorus, Inc. (a)(b)	15,974	33,705
OncoSec Medical, Inc. (a)	19,670	18,588
Oncternal Therapeutics, Inc. (a)(b)	80,553	147,412
Oncternal Therapeutics, Inc. rights (a)(c)	2,146	0
OpGen, Inc. (a)	60,641	49,726
Opko Health, Inc. (a)	684,094	2,141,214
Oragenics, Inc. (a)(b)	83,373	30,981
Organogenesis Holdings, Inc. Class A (a)	103,797	772,250
Organovo Holdings, Inc. (a)(b)	11,895	42,346
Orgenesis, Inc. (a)	40,821	128,586
ORIC Pharmaceuticals, Inc. (a)(b)	62,904	488,135
Outlook Therapeutics, Inc. (a)(b)	124,702	203,264
Ovid Therapeutics, Inc. (a)	57,469	194,820
Oyster Point Pharma, Inc. (a)(b)	15,469	154,071
Palatin Technologies, Inc. (a)(b)	273,268	109,253
Passage Bio, Inc. (a)	44,674	148,318
PDL BioPharma, Inc. (a)(c)	218,274	539,137
PDS Biotechnology Corp. (a)	32,700	195,546
PharmaCyte Biotech, Inc. (a)(b)	21,430	45,646
PhaseBio Pharmaceuticals, Inc. (a)(b)	26,632	30,094
Pieris Pharmaceuticals, Inc. (a)	100,668	311,064
PMV Pharmaceuticals, Inc. (a)(b)	43,513	689,246
Point Biopharma Global, Inc. (a)(b)	160,062	1,077,217
Polarityte, Inc. (a)(b)	90,951	36,708
Poseida Therapeutics, Inc. (a)	33,043	120,607
Praxis Precision Medicines, Inc. (a)(b)	56,623	741,761
Precigen, Inc. (a)(b)	140,644	316,449
Precision BioSciences, Inc. (a)	69,476	295,273
Prelude Therapeutics, Inc. (a)(b)	24,019	212,088
Prometheus Biosciences, Inc. (a)	23,004	1,001,594
Protagonist Therapeutics, Inc. (a)	71,859	1,744,737
Protara Therapeutics, Inc. (a)	11,701	54,176
Prothena Corp. PLC (a)	57,010	1,972,546
PTC Therapeutics, Inc. (a)	137,917	4,843,645
Puma Biotechnology, Inc. (a)	56,688	130,382
Pyxis Oncology, Inc.	13,063	79,423
Qualigen Therapeutics, Inc. (a)(b)	15,124	9,982
Radius Health, Inc. (a)	74,221	617,519
Rallybio Corp. (a)	6,818	74,930
RAPT Therapeutics, Inc. (a)	32,027	640,540
Recro Pharma, Inc. (a)	57,578	95,579
Recursion Pharmaceuticals, Inc. (a)	47,396	518,986
Regeneron Pharmaceuticals, Inc. (a)	169,202	104,627,749
REGENXBIO, Inc. (a)	61,477	1,611,312
Regulus Therapeutics, Inc. (a)	50,761	11,426
Relay Therapeutics, Inc. (a)(b)	121,592	2,931,583
Reneo Pharmaceuticals, Inc. (a)	5,709	27,517
Repligen Corp. (a)	82,307	16,189,787
Replimune Group, Inc. (a)	44,877	719,827
Revolution Medicines, Inc. (a)(b)	124,562	2,356,713
Rhythm Pharmaceuticals, Inc. (a)	53,814	410,063
Rigel Pharmaceuticals, Inc. (a)	265,322	665,958
Rocket Pharmaceuticals, Inc. (a)(b)	68,184	1,214,357
Rubius Therapeutics, Inc. (a)(b)	69,675	347,678
S.A.B. Biotherapeutics, Inc. (a)(b)	85,867	425,900
Sage Therapeutics, Inc. (a)(b)	84,853	3,086,104
Salarius Pharmaceuticals, Inc. (a)(b)	64,297	25,725
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	7,499	17
Sana Biotechnology, Inc. (b)	137,536	888,483
Sangamo Therapeutics, Inc. (a)	180,337	1,054,971
Sarepta Therapeutics, Inc. (a)	138,286	10,594,090
Savara, Inc. (a)	99,425	115,333
Scholar Rock Holding Corp. (a)(b)	40,482	704,387
Seagen, Inc. (a)	214,728	27,671,997
Selecta Biosciences, Inc. (a)(b)	150,730	278,851
Sellas Life Sciences Group, Inc. (a)(b)	20,426	124,599
Sensei Biotherapeutics, Inc.	11,330	40,901
Seres Therapeutics, Inc. (a)	104,209	833,672
Sesen Bio, Inc. (a)	266,888	169,287
Shattuck Labs, Inc. (a)	38,622	193,110
Sigilon Therapeutics, Inc. (a)	12,132	17,591
Silverback Therapeutics, Inc. (a)	24,248	104,266
Sio Gene Therapies, Inc. (a)	38,531	25,816
Soleno Therapeutics, Inc. (a)(b)	36,789	11,894
Solid Biosciences, Inc. (a)(b)	89,818	73,166
Soligenix, Inc. (a)(b)	23,654	17,031
Sorrento Therapeutics, Inc. (a)(b)	502,167	1,270,483
Spectrum Pharmaceuticals, Inc. (a)	243,368	165,490
Spero Therapeutics, Inc. (a)(b)	39,004	374,438
Springworks Therapeutics, Inc. (a)(b)	43,652	2,470,267
Spruce Biosciences, Inc. (a)	5,509	12,505
SQZ Biotechnologies Co. (a)(b)	20,477	107,914
Statera Biopharma, Inc. (a)	22,064	18,587
Stoke Therapeutics, Inc. (a)	31,173	607,874
Surface Oncology, Inc. (a)	51,934	186,962
Surrozen, Inc. (a)(b)	6,281	18,969
Sutro Biopharma, Inc. (a)	65,091	580,612
Synaptogenix, Inc. (a)(b)	7,462	52,532
Syndax Pharmaceuticals, Inc. (a)	69,429	1,082,398
Synlogic, Inc. (a)	50,618	100,224
Synthetic Biologics, Inc. (a)	97,571	23,817
Syros Pharmaceuticals, Inc. (a)	80,524	103,876
T2 Biosystems, Inc. (a)(b)	242,249	105,403
Talaris Therapeutics, Inc. (a)(b)	13,340	93,513
Tango Therapeutics, Inc. (a)(b)	115,083	1,054,160
Taysha Gene Therapies, Inc. (a)(b)	35,232	224,428
TCR2 Therapeutics, Inc. (a)	37,471	101,546
Tempest Therapeutics, Inc. (a)	2,810	9,161
Tenaya Therapeutics, Inc. (a)(b)	17,221	200,797
TG Therapeutics, Inc. (a)(b)	217,897	2,150,643
TONIX Pharmaceuticals Holding (a)	635,278	117,463
TRACON Pharmaceuticals, Inc. (a)(b)	24,147	61,092
Travere Therapeutics, Inc. (a)	95,192	2,594,934
Trevena, Inc. (a)	223,656	102,345
Turning Point Therapeutics, Inc. (a)	83,616	2,647,283
Twist Bioscience Corp. (a)	78,585	4,396,045
Tyme Technologies, Inc. (a)	123,850	38,257
Tyra Biosciences, Inc. (b)	15,618	185,073
Ultragenyx Pharmaceutical, Inc. (a)	111,301	7,492,783
uniQure B.V. (a)	63,200	1,073,768
United Therapeutics Corp. (a)	72,202	11,999,972
UNITY Biotechnology, Inc. (a)	46,076	40,082
Vanda Pharmaceuticals, Inc. (a)	89,284	1,014,266
Vaxart, Inc. (a)(b)	200,059	1,016,300
Vaxcyte, Inc. (a)(b)	50,938	1,180,233
VBI Vaccines, Inc. (a)	359,977	536,366
Vera Therapeutics, Inc. (a)	6,244	144,923
Veracyte, Inc. (a)	113,731	3,161,722
Verastem, Inc. (a)	271,742	326,090
Vericel Corp. (a)(b)	73,849	3,043,317
Vertex Pharmaceuticals, Inc. (a)	406,355	93,469,777
Verve Therapeutics, Inc.	25,588	835,448
Viking Therapeutics, Inc. (a)(b)	104,003	348,410
Vincerx Pharma, Inc. (a)	27,455	139,197
Vir Biotechnology, Inc. (a)	116,462	2,933,678
Viracta Therapeutics, Inc. (a)	26,919	73,489
Viridian Therapeutics, Inc. (a)	46,093	832,901
Viridian Therapeutics, Inc. rights (a)(c)	27,850	0
VistaGen Therapeutics, Inc. (a)(b)	268,335	375,669
Vor Biopharma, Inc. (a)(b)	18,724	169,078
Voyager Therapeutics, Inc. (a)(b)	41,094	163,143
vTv Therapeutics, Inc. Class A (a)(b)	39,197	32,087
Vyant Bio, Inc. (a)	18,007	19,988
Werewolf Therapeutics, Inc. (a)	11,166	79,949
X4 Pharmaceuticals, Inc. (a)(b)	23,776	35,664
Xbiotech, Inc.	22,712	223,940
Xencor, Inc. (a)	92,030	2,881,459
Xilio Therapeutics, Inc.	11,070	130,405
XOMA Corp. (a)(b)	15,806	346,626
Y-mAbs Therapeutics, Inc. (a)(b)	57,506	523,880
Yumanity Therapeutics, Inc. (a)	2,924	3,333
Yumanity Therapeutics, Inc. rights (a)(c)	58,487	1
Zentalis Pharmaceuticals, Inc. (a)	61,422	3,064,344
		1,676,467,190
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	2,831,598	341,547,351
Abiomed, Inc. (a)	72,845	22,635,855
Accelerate Diagnostics, Inc. (a)(b)	51,710	146,856
Accuray, Inc. (a)(b)	143,156	496,751
Acutus Medical, Inc. (a)	22,522	36,711
Aethlon Medical, Inc. (a)	25,344	33,454
Align Technology, Inc. (a)	117,396	60,043,358
Alphatec Holdings, Inc. (a)	101,692	1,120,646
Angiodynamics, Inc. (a)	60,440	1,422,153
Apollo Endosurgery, Inc. (a)	40,584	233,764
Apyx Medical Corp. (a)	41,290	417,855
Artivion, Inc. (a)	63,237	1,236,283
Asensus Surgical, Inc. (a)	410,079	315,761
Aspira Women's Health, Inc. (a)(b)	97,584	106,367
Atricure, Inc. (a)	74,191	5,152,565
Atrion Corp.	2,373	1,697,787
Avanos Medical, Inc. (a)	78,830	2,789,794
Avinger, Inc. (a)(b)	153,862	40,004
AxoGen, Inc. (a)	61,950	578,613
Axonics Modulation Technologies, Inc. (a)	77,608	4,405,030
Baxter International, Inc.	800,193	67,992,399
Becton, Dickinson & Co.	460,128	124,823,524
Bellerophon Therapeutics, Inc. (a)(b)	7,640	17,037
Beyond Air, Inc. (a)(b)	25,586	203,665
BioLase Technology, Inc. (a)(b)	267,636	93,967
BioLife Solutions, Inc. (a)	48,948	1,150,278
Biomerica, Inc. (a)(b)	3,201	13,892
BioSig Technologies, Inc. (a)(b)	30,625	45,938
Bioventus, Inc.	37,543	488,059
Boston Scientific Corp. (a)	2,279,519	100,686,354
Butterfly Network, Inc. Class A (a)	218,205	1,123,756
Cardiovascular Systems, Inc. (a)	64,374	1,355,716
Cerus Corp. (a)	263,959	1,549,439
Chembio Diagnostics, Inc. (a)(b)	13,955	13,404
ClearPoint Neuro, Inc. (a)(b)	24,679	215,941
Co.-Diagnostics, Inc. (a)(b)	43,909	254,672
ConforMis, Inc. (a)	293,619	188,503
CONMED Corp.	47,340	6,919,214
CryoPort, Inc. (a)	73,207	2,513,196
Cutera, Inc. (a)	27,141	1,041,129
CVRx, Inc.	6,448	56,613
CytoSorbents Corp. (a)	62,586	242,208
DarioHealth Corp. (a)(b)	19,331	141,116
Delcath Systems, Inc. (a)(b)	4,791	30,998
Dentsply Sirona, Inc.	349,269	18,909,424
DexCom, Inc. (a)	155,054	64,178,401
Eargo, Inc. (a)(b)	30,166	145,098
Edwards Lifesciences Corp. (a)	997,867	112,130,315
Ekso Bionics Holdings, Inc. (a)	14,838	38,579
electroCore, Inc. (a)(b)	58,573	34,640
Electromed, Inc. (a)	6,101	74,798
ENDRA Life Sciences, Inc. (a)	38,471	16,466
Envista Holdings Corp. (a)	261,445	12,549,360
Envveno Medical Corp. (a)(b)	10,208	51,448
Figs, Inc. Class A (a)	55,637	914,116
Fonar Corp. (a)	12,634	218,316
Glaukos Corp. (a)	75,954	4,201,016
Globus Medical, Inc. (a)	127,952	8,997,585
Haemonetics Corp. (a)	80,661	4,654,946
Helius Medical Technologies, Inc. (U.S.) (a)(b)	534	2,478
Heska Corp. (a)	16,736	2,376,512
Hologic, Inc. (a)	404,836	28,812,178
ICU Medical, Inc. (a)	32,418	7,674,313
IDEXX Laboratories, Inc. (a)	135,848	72,318,683
Inari Medical, Inc. (a)	51,159	4,500,969
Inogen, Inc. (a)	32,816	1,144,950
Insulet Corp. (a)	110,685	29,297,213
Integer Holdings Corp. (a)	52,921	4,438,484
Integra LifeSciences Holdings Corp. (a)	116,061	7,783,051
Intersect ENT, Inc. (a)	54,479	1,481,829
IntriCon Corp. (a)	10,720	256,530
Intuitive Surgical, Inc. (a)	572,005	166,070,212
Invacare Corp. (a)	53,785	110,259
INVO Bioscience, Inc. (a)(b)	23,986	72,198
IRadimed Corp.	10,923	542,873
iRhythm Technologies, Inc. (a)	46,667	6,032,643
Iridex Corp. (a)	14,475	64,559
Kewaunee Scientific Corp. (a)	970	13,493
Lantheus Holdings, Inc. (a)	106,966	5,115,114
LeMaitre Vascular, Inc.	32,885	1,561,051
LENSAR, Inc. (a)	16,562	97,053
LivaNova PLC (a)	84,649	6,672,034
Lucira Health, Inc. (b)	12,311	59,585
Masimo Corp. (a)	81,639	12,854,061
Medtronic PLC	2,155,524	226,308,465
Meridian Bioscience, Inc. (a)	68,310	1,728,243
Merit Medical Systems, Inc. (a)	83,343	5,419,795
Mesa Laboratories, Inc.	8,420	2,149,879
Microbot Medical, Inc. (a)(b)	10,061	55,537
Milestone Scientific, Inc. (a)(b)	55,851	75,957
Minerva Surgical, Inc.	7,017	36,769
Motus GI Holdings, Inc. (a)(b)	46,375	16,347
Myomo, Inc. (a)	6,750	50,153
NanoVibronix, Inc. (a)(b)	39,040	28,987
Natus Medical, Inc. (a)	54,207	1,508,039
Nemaura Medical, Inc. (a)	15,517	58,654
Neogen Corp. (a)	170,176	6,075,283
NeuroMetrix, Inc. (a)(b)	14,942	63,952
Neuronetics, Inc. (a)	29,258	97,722
NeuroPace, Inc. (a)(b)	9,942	77,548
Nevro Corp. (a)	55,481	3,977,988
Novocure Ltd. (a)	144,016	11,789,150
NuVasive, Inc. (a)	83,296	4,507,980
Nuwellis, Inc. (a)	9,397	9,281
OraSure Technologies, Inc. (a)	114,677	894,481
Ortho Clinical Diagnostics Holdings PLC	177,279	3,136,066
Orthofix International NV (a)	29,501	1,002,444
OrthoPediatrics Corp. (a)(b)	22,143	1,241,115
Outset Medical, Inc. (a)(b)	67,302	2,959,269
Owlet, Inc. (a)	110,618	290,925
Paragon 28, Inc. (b)	13,480	219,724
PAVmed, Inc. (a)(b)	117,738	180,139
Penumbra, Inc. (a)	56,102	12,440,057
Predictive Oncology, Inc. (a)	75,628	59,262
Pro-Dex, Inc. (a)	4,562	84,671
PROCEPT BioRobotics Corp.	19,181	479,141
Pulmonx Corp.(a)(b)	58,442	1,534,687
Pulse Biosciences, Inc. (a)(b)	22,939	116,530
Quidel Corp. (a)	60,794	6,431,397
Quotient Ltd. (a)	147,507	206,510
Repro Medical Systems, Inc. (a)	36,405	116,496
Reshape Lifesciences, Inc. (a)	178	194
ResMed, Inc.	233,638	57,650,177
Retractable Technologies, Inc. (a)(b)	22,809	108,115
Rockwell Medical Technologies, Inc. (a)(b)	82,108	27,670
RxSight, Inc.	8,178	109,749
Sanara Medtech, Inc. (a)(b)	2,643	66,630
Seaspine Holdings Corp. (a)	46,780	592,703
Second Sight Medical Products, Inc. (a)(b)	21,069	27,600
Semler Scientific, Inc. (a)	9,790	714,670
Senseonics Holdings, Inc. (a)(b)	653,592	1,176,466
Sensus Healthcare, Inc. (a)	23,984	252,552
Shockwave Medical, Inc. (a)	56,133	9,948,452
SI-BONE, Inc. (a)(b)	41,873	923,718
Sientra, Inc. (a)(b)	77,158	218,357
Sight Sciences, Inc.	12,764	222,221
Silk Road Medical, Inc. (a)	53,992	2,004,723
Sintx Technologies, Inc. (a)(b)	35,965	18,267
SmileDirectClub, Inc. (a)(b)	154,431	338,204
Sonendo, Inc. (b)	11,072	53,146
Staar Surgical Co. (a)	75,698	6,004,365
Stereotaxis, Inc. (a)	91,596	423,174
STERIS PLC	159,736	38,336,640
STRATA Skin Sciences, Inc. (a)	566	923
Stryker Corp.	537,966	141,673,346
Surgalign Holdings, Inc. (a)(b)	139,754	45,714
SurModics, Inc. (a)	24,724	1,109,613
Tactile Systems Technology, Inc. (a)	29,608	602,819
Talis Biomedical Corp.	29,289	61,214
Tandem Diabetes Care, Inc. (a)	101,840	11,470,239
Tela Bio, Inc. (a)(b)	6,272	80,344
Teleflex, Inc.	75,360	25,344,322
The Cooper Companies, Inc.	79,088	32,348,574
TransMedics Group, Inc. (a)	45,270	838,400
Treace Medical Concepts, Inc. (a)	24,916	536,691
Utah Medical Products, Inc. (b)	6,131	551,851
Vapotherm, Inc. (a)(b)	38,832	589,858
Varex Imaging Corp. (a)	60,985	1,441,685
Venus Concept, Inc. (a)(b)	16,173	26,685
Vicarious Surgical, Inc. (a)(b)	130,910	807,715
ViewRay, Inc. (a)	230,455	958,693
VolitionRx Ltd. (a)(b)	47,456	138,572
Zimmer Biomet Holdings, Inc.	333,407	42,406,036
Zomedica Corp. (a)	1,469,468	529,155
Zosano Pharma Corp. (a)(b)	130,714	22,757
Zynex, Inc.	30,690	193,040
		2,018,509,491
Health Care Providers & Services - 2.7%
1Life Healthcare, Inc. (a)(b)	289,064	3,124,782
Acadia Healthcare Co., Inc. (a)	142,520	8,082,309
Accolade, Inc. (a)	93,458	1,680,375
AdaptHealth Corp. (a)	154,436	2,691,819
Addus HomeCare Corp. (a)	26,118	2,221,075
Agiliti, Inc. (a)(b)	53,180	957,772
agilon health, Inc. (a)(b)	81,408	1,646,070
Alerislife, Inc. (a)	29,657	74,143
Alignment Healthcare, Inc. (a)	53,495	451,498
Amedisys, Inc. (a)	51,913	8,318,539
AmerisourceBergen Corp.	239,405	34,122,395
AMN Healthcare Services, Inc. (a)	75,845	8,050,188
Anthem, Inc.	387,963	175,301,082
Apollo Medical Holdings, Inc. (a)(b)	60,843	2,927,765
Apria, Inc.	11,889	443,935
ATI Physical Therapy, Inc. (a)(b)	89,658	175,730
Aveanna Healthcare Holdings, Inc. (a)	88,069	462,362
Biodesix, Inc. (a)(b)	7,043	16,762
Brookdale Senior Living, Inc. (a)	290,814	2,000,800
Caladrius Biosciences, Inc. (a)(b)	48,949	34,362
Cano Health, Inc. (a)(b)	299,285	1,457,518
Cardinal Health, Inc.	451,719	24,397,343
CareMax, Inc. Class A (a)	115,874	670,910
Castle Biosciences, Inc. (a)	37,337	1,616,319
Centene Corp. (a)	933,447	77,121,391
Chemed Corp.	24,790	11,856,809
Cigna Corp.	531,302	126,332,990
Clover Health Investments Corp. (a)(b)	430,536	1,171,058
Community Health Systems, Inc. (a)	197,459	2,075,294
Corvel Corp. (a)	14,864	2,364,268
Covetrus, Inc. (a)	164,742	2,919,228
Cross Country Healthcare, Inc. (a)	52,898	1,181,212
CVS Health Corp.	2,113,992	219,115,271
DaVita HealthCare Partners, Inc. (a)	105,648	11,913,925
Docgo, Inc. Class A (a)(b)	146,761	1,049,341
Encompass Health Corp.	157,597	10,404,554
Enzo Biochem, Inc. (a)(b)	55,775	183,500
Fulgent Genetics, Inc. (a)(b)	30,833	1,920,896
Great Elm Group, Inc. (a)	40,893	76,470
Guardant Health, Inc. (a)	161,919	10,730,372
Hanger, Inc. (a)	61,041	1,106,063
HCA Holdings, Inc.	382,681	95,788,881
HealthEquity, Inc. (a)	132,179	7,099,334
Henry Schein, Inc. (a)	221,204	19,107,602
Hims & Hers Health, Inc. (a)(b)	197,563	1,031,279
Humana, Inc.	205,195	89,120,292
InfuSystems Holdings, Inc. (a)	28,044	322,226
Innovage Holding Corp. (a)(b)	38,861	191,585
Laboratory Corp. of America Holdings (a)	152,953	41,490,031
LHC Group, Inc. (a)	50,438	6,868,142
LifeStance Health Group, Inc. (b)	72,912	687,560
McKesson Corp.	243,828	67,042,947
MEDNAX, Inc. (a)	139,334	3,270,169
Modivcare, Inc. (a)	19,500	2,301,000
Molina Healthcare, Inc. (a)	93,238	28,611,945
National Healthcare Corp.	19,978	1,298,970
National Research Corp. Class A	21,971	874,006
Oak Street Health, Inc. (a)(b)	221,761	3,883,035
Ontrak, Inc. (a)	11,611	31,117
Option Care Health, Inc. (a)	222,770	5,725,189
Owens & Minor, Inc.	119,493	5,275,616
Patterson Companies, Inc.	140,502	4,201,010
Pennant Group, Inc. (a)	44,512	723,320
PetIQ, Inc. Class A (a)(b)	46,814	928,790
Precipio, Inc. (a)(b)	37,582	57,500
Premier, Inc.	198,749	7,143,039
Privia Health Group, Inc. (a)(b)	41,482	1,067,747
Progenity, Inc. (a)(b)	210,765	284,533
Progyny, Inc. (a)	112,495	4,427,803
Psychemedics Corp.	1,921	13,140
Quest Diagnostics, Inc.	195,992	25,727,870
R1 RCM, Inc. (a)	215,594	5,862,001
RadNet, Inc. (a)	68,384	1,687,033
Select Medical Holdings Corp.	171,824	3,977,726
Sharps Compliance Corp. (a)	16,557	101,991
Signify Health, Inc. (b)	39,888	560,426
SOC Telemed, Inc. Class A (a)(b)	84,270	247,754
Sonida Senior Living, Inc. (a)	5,304	180,336
Surgery Partners, Inc. (a)	55,535	2,902,814
Talkspace, Inc. Class A (a)	193,412	286,250
Tenet Healthcare Corp. (a)	170,856	14,691,907
The Ensign Group, Inc.	83,289	6,999,608
The Joint Corp. (a)	22,958	941,278
Tivity Health, Inc. (a)	68,189	1,860,196
U.S. Physical Therapy, Inc.	21,681	1,994,002
UnitedHealth Group, Inc.	1,508,086	717,652,885
Universal Health Services, Inc. Class B	118,021	16,986,763
Vivos Therapeutics, Inc. (a)(b)	9,121	30,464
		1,964,007,607
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	219,981	4,280,830
American Well Corp. (a)	296,298	1,253,341
Biotricity, Inc. (a)(b)	59,907	163,546
CareCloud, Inc. (a)(b)	4,478	24,002
Cerner Corp.	469,293	43,761,572
Certara, Inc. (a)	165,988	4,206,136
Change Healthcare, Inc. (a)	407,519	8,729,057
Computer Programs & Systems, Inc. (a)	19,602	603,350
Convey Health Solutions Holdin	16,696	96,670
Definitive Healthcare Corp.	48,999	1,132,857
Doximity, Inc.	77,511	4,755,300
Evolent Health, Inc. (a)	131,266	3,498,239
Forian, Inc. (a)	20,350	141,433
GoodRx Holdings, Inc. (a)(b)	104,059	2,851,217
Health Catalyst, Inc. (a)(b)	107,514	2,915,780
HealthStream, Inc. (a)	43,232	885,824
HTG Molecular Diagnostics (a)(b)	3,005	5,830
iCAD, Inc. (a)	34,731	167,751
Inspire Medical Systems, Inc. (a)	43,550	10,628,813
MultiPlan Corp. Class A (a)(b)	415,543	1,562,442
NantHealth, Inc. (a)	57,911	48,072
Nextgen Healthcare, Inc. (a)	95,142	1,858,123
Omnicell, Inc. (a)	69,593	8,996,983
OptimizeRx Corp. (a)	28,785	1,303,673
Phreesia, Inc. (a)	83,949	2,584,790
Schrodinger, Inc. (a)	75,144	2,612,005
Sema4 Holdings Corp. Class A (a)	215,514	752,144
Sharecare, Inc. Class A (a)(b)	459,324	1,400,938
Simulations Plus, Inc. (b)	23,644	931,337
Streamline Health Solutions, Inc. (a)	94,959	139,590
Tabula Rasa HealthCare, Inc. (a)(b)	34,118	194,473
Teladoc Health, Inc. (a)(b)	258,042	19,587,968
UpHealth, Inc. (a)	105,581	235,446
Veeva Systems, Inc. Class A (a)	222,189	50,892,390
		183,201,922
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	146,473	11,933,155
23andMe Holding Co. Class A (a)(b)	150,098	670,938
Absci Corp. (b)	17,170	160,883
Adaptive Biotechnologies Corp. (a)	176,030	2,540,113
Agilent Technologies, Inc.	483,870	63,077,293
Akoya Biosciences, Inc. (a)	10,639	117,880
Alpha Teknova, Inc.	7,482	127,194
Applied DNA Sciences, Inc. (a)(b)	641	1,641
Avantor, Inc. (a)	976,499	33,874,750
Berkeley Lights, Inc. (a)	69,952	536,532
Bio-Rad Laboratories, Inc. Class A (a)	34,614	21,666,979
Bio-Techne Corp.	63,078	26,455,544
BioNano Genomics, Inc. (a)(b)	457,006	977,993
Bruker Corp.	163,124	11,479,036
Champions Oncology, Inc. (a)	6,812	53,474
Charles River Laboratories International, Inc. (a)	80,937	23,565,617
ChromaDex, Inc. (a)(b)	81,329	222,028
Codex DNA, Inc.	11,274	114,995
Codexis, Inc. (a)	93,591	1,865,269
Cytek Biosciences, Inc.	20,260	276,346
Danaher Corp.	1,017,839	279,305,200
Fluidigm Corp. (a)(b)	112,984	415,781
Harvard Bioscience, Inc. (a)	56,746	306,428
Illumina, Inc. (a)	250,508	81,815,913
Inotiv, Inc. (a)(b)	24,145	638,152
IQVIA Holdings, Inc. (a)	305,223	70,237,917
IsoPlexis Corp.	12,886	62,368
Maravai LifeSciences Holdings, Inc. (a)	174,026	6,799,196
Medpace Holdings, Inc. (a)	45,892	7,020,099
Mettler-Toledo International, Inc. (a)	36,756	51,779,647
Nanostring Technologies, Inc. (a)	76,221	2,702,797
Nautilus Biotechnology, Inc. (a)(b)	76,085	304,340
NeoGenomics, Inc. (a)	194,690	4,168,313
Pacific Biosciences of California, Inc. (a)(b)	363,537	4,333,361
PerkinElmer, Inc.	201,267	36,149,566
Personalis, Inc. (a)	51,986	545,853
Quanterix Corp. (a)	54,798	1,848,885
Quantum-Si, Inc. (a)(b)	146,687	610,218
Rapid Micro Biosystems, Inc. (b)	8,506	59,457
Science 37 Holdings, Inc. (a)	109,685	877,480
Seer, Inc. (a)	58,297	893,110
Singular Genomics Systems, Inc. (a)	12,930	106,414
SomaLogic, Inc. Class A (a)	259,192	2,356,055
Sotera Health Co. (a)	160,454	3,509,129
Syneos Health, Inc. (a)	167,624	13,275,821
Thermo Fisher Scientific, Inc.	631,060	343,296,640
Waters Corp. (a)	97,881	31,001,849
West Pharmaceutical Services, Inc.	118,505	45,870,915
		1,190,008,564
Pharmaceuticals - 3.3%
9 Meters Biopharma, Inc. (a)	348,519	190,187
AcelRx Pharmaceuticals, Inc. (a)	161,025	72,703
Acer Therapeutics, Inc. (a)(b)	6,588	16,338
Aclaris Therapeutics, Inc. (a)	70,209	1,046,114
Adamis Pharmaceuticals Corp. (a)(b)	200,206	127,331
Adial Pharmaceuticals, Inc. (a)(b)	12,772	26,310
Aerie Pharmaceuticals, Inc. (a)(b)	71,273	591,566
Agile Therapeutics, Inc. (a)(b)	85,784	26,250
Alimera Sciences, Inc. (a)	1,036	5,035
Amneal Pharmaceuticals, Inc. (a)	186,979	847,015
Amphastar Pharmaceuticals, Inc. (a)	63,471	1,758,781
Ampio Pharmaceuticals, Inc. (a)	268,882	134,414
Amryt Pharma PLC ADR (a)	1	7
Angion Biomedica Corp. (b)	6,656	12,380
ANI Pharmaceuticals, Inc. (a)	18,167	680,354
Antares Pharma, Inc. (a)(b)	282,978	990,423
Aquestive Therapeutics, Inc. (a)(b)	29,801	83,145
Arvinas Holding Co. LLC (a)	71,562	4,637,933
Assertio Holdings, Inc.(a)	79,725	183,368
AstraZeneca PLC rights (a)(c)	7,692	0
Atea Pharmaceuticals, Inc. (a)	85,304	540,827
Athira Pharma, Inc. (a)	48,208	441,585
Avenue Therapeutics, Inc. (a)(b)	6,166	2,096
Axsome Therapeutics, Inc. (a)(b)	48,372	1,359,737
Aytu BioScience, Inc. (a)(b)	31,782	40,045
Baudax Bio, Inc. (a)(b)	2,199	4,156
Biodelivery Sciences International, Inc. (a)	189,534	1,057,600
Bristol-Myers Squibb Co.	3,551,438	243,877,247
Cara Therapeutics, Inc. (a)	63,036	653,683
Cassava Sciences, Inc. (a)(b)	59,597	2,533,468
Catalent, Inc. (a)	275,222	28,083,653
Citius Pharmaceuticals, Inc. (a)(b)	224,231	345,316
Clearside Biomedical, Inc. (a)	75,812	120,920
Clever Leaves Holdings, Inc. (a)(b)	37,601	43,993
Cocrystal Pharma, Inc. (a)	102,307	55,246
Collegium Pharmaceutical, Inc. (a)	55,936	1,089,074
Corcept Therapeutics, Inc. (a)(b)	164,952	3,676,780
CorMedix, Inc. (a)(b)	59,573	290,716
Cumberland Pharmaceuticals, Inc. (a)	5,048	15,851
CymaBay Therapeutics, Inc. (a)	111,875	355,763
Dare Bioscience, Inc. (a)(b)	83,204	123,974
DICE Therapeutics, Inc. (b)	26,843	496,327
Durect Corp. (a)(b)	300,972	199,605
Edgewise Therapeutics, Inc. (a)	31,396	370,159
Elanco Animal Health, Inc. (a)	762,804	21,671,262
Elanco Animal Health, Inc. rights (a)(c)	71,624	1
Eli Lilly & Co.	1,270,502	317,561,975
Eloxx Pharmaceuticals, Inc. (a)(b)	111,164	49,190
Endo International PLC (a)	362,695	1,127,981
Enveric Biosciences, Inc. (a)	23,136	6,351
Esperion Therapeutics, Inc. (a)	107,452	439,479
Eton Pharmaceuticals, Inc. (a)(b)	30,410	114,342
Evofem Biosciences, Inc. (a)(b)	215,370	104,110
Evoke Pharma, Inc. (a)(b)	5,940	3,787
Evolus, Inc. (a)(b)	49,047	448,780
Eyenovia, Inc. (a)(b)	16,586	46,441
Eyepoint Pharmaceuticals, Inc. (a)(b)	29,432	292,848
Fulcrum Therapeutics, Inc. (a)	47,442	521,862
Graybug Vision, Inc. (a)	6,561	8,726
Harmony Biosciences Holdings, Inc. (a)(b)	39,934	1,595,763
Harrow Health, Inc. (a)	36,339	280,174
Hepion Pharmaceuticals, Inc. (a)(b)	105,370	115,907
Ikena Oncology, Inc. (a)	13,683	83,603
IMARA, Inc. (a)	8,877	13,493
Innoviva, Inc. (a)	104,480	2,007,061
Intra-Cellular Therapies, Inc. (a)	133,634	7,414,014
Jaguar Health, Inc. (a)(b)	64,081	29,189
Jazz Pharmaceuticals PLC (a)	97,951	13,460,426
Johnson & Johnson	4,215,393	693,727,226
Kala Pharmaceuticals, Inc. (a)(b)	77,128	51,059
Kaleido Biosciences, Inc. (a)(b)	29,927	44,591
KemPharm, Inc. (a)(b)	51,355	304,535
Landos Biopharma, Inc.	9,145	19,479
Lannett Co., Inc. (a)(b)	54,109	44,910
Lipocine, Inc. (a)(b)	129,114	158,810
Liquidia Technologies, Inc. (a)	62,708	405,721
Lyra Therapeutics, Inc. (a)	173	843
Marinus Pharmaceuticals, Inc. (a)	48,200	376,924
Merck & Co., Inc.	4,042,410	309,567,758
MyMD Pharmaceuticals, Inc. (a)	46,364	184,992
Nektar Therapeutics (a)(b)	287,218	2,941,112
NGM Biopharmaceuticals, Inc. (a)	57,362	852,399
NovaBay Pharmaceuticals, Inc. (a)(b)	4,499	1,421
Novan, Inc. (a)	20,460	74,679
NRX Pharmaceuticals, Inc. (a)(b)	34,659	103,630
Nuvation Bio, Inc. (a)(b)	182,873	925,337
Ocular Therapeutix, Inc. (a)	116,440	649,735
Ocuphire Pharma, Inc. (a)(b)	18,916	64,693
Ocuphire Pharma, Inc. rights (a)(c)	621	515
Omeros Corp. (a)(b)	102,323	736,726
Onconova Therapeutics, Inc. (a)	23,169	37,534
Opiant Pharmaceuticals, Inc. (a)	7,158	187,253
OptiNose, Inc. (a)(b)	48,331	141,610
Organon & Co.	406,932	15,190,772
Otonomy, Inc. (a)	64,513	130,316
Pacira Biosciences, Inc. (a)	72,123	4,809,883
Palisade Bio, Inc. (a)	47	43
Palisade Bio, Inc. rights (a)(c)	289	0
Paratek Pharmaceuticals, Inc. (a)(b)	56,395	198,510
Perrigo Co. PLC	214,197	7,608,277
Petros Pharmaceuticals, Inc. (a)(b)	1,091	1,506
Pfizer, Inc.	8,988,800	421,934,272
Phathom Pharmaceuticals, Inc. (a)(b)	19,221	348,477
Phibro Animal Health Corp. Class A	34,319	730,995
Pliant Therapeutics, Inc. (a)	33,438	299,939
PLx Pharma PLC (a)(b)	35,408	178,810
Prestige Brands Holdings, Inc. (a)(b)	81,607	4,858,065
Processa Pharmaceuticals, Inc. (a)	8,812	33,750
ProPhase Labs, Inc.	16,656	105,266
Provention Bio, Inc. (a)(b)	78,461	491,950
Pulmatrix, Inc. (a)	89,047	27,489
Rain Therapeutics, Inc. (a)(b)	9,355	55,943
Rani Therapeutics Holdings, Inc. (b)	9,157	152,830
Reata Pharmaceuticals, Inc. (a)	41,965	1,373,934
Relmada Therapeutics, Inc. (a)(b)	39,776	815,806
Revance Therapeutics, Inc. (a)	105,704	1,434,403
Roivant Sciences Ltd. (a)(b)	161,554	1,016,175
Royalty Pharma PLC	573,457	22,513,922
RVL Pharmaceuticals PLC (a)	15,165	27,449
Satsuma Pharmaceuticals, Inc. (a)	10,782	44,853
scPharmaceuticals, Inc. (a)	4,001	21,005
SCYNEXIS, Inc. (a)(b)	38,662	161,607
Seelos Therapeutics, Inc. (a)	135,701	143,843
Seelos Therapeutics, Inc. rights (a)(b)(c)	1,387	0
SIGA Technologies, Inc. (a)	87,801	526,806
Supernus Pharmaceuticals, Inc. (a)(b)	84,923	2,713,290
Tarsus Pharmaceuticals, Inc. (a)	9,411	165,916
Terns Pharmaceuticals, Inc.	10,067	33,422
TFF Pharmaceuticals, Inc. (a)(b)	25,686	174,408
TherapeuticsMD, Inc. (a)(b)	557,473	133,348
Theravance Biopharma, Inc. (a)	83,308	838,912
Theseus Pharmaceuticals, Inc.	15,814	159,721
Timber Pharmaceuticals, Inc. (a)	207	59
Tricida, Inc. (a)(b)	43,460	345,942
Ventyx Biosciences, Inc. (b)	13,802	161,345
Verrica Pharmaceuticals, Inc. (a)(b)	20,129	168,681
Viatris, Inc.	1,947,062	21,437,153
Vyne Therapeutics, Inc. (a)(b)	75,926	41,159
WAVE Life Sciences (a)	63,625	156,199
Xeris Biopharma Holdings, Inc. (a)(b)	155,475	370,031
Xeris Biopharma Holdings, Inc. rights (a)(c)	72,002	13,041
Zoetis, Inc. Class A	756,886	146,570,974
Zogenix, Inc. (a)	97,906	2,571,012
Zynerba Pharmaceuticals, Inc. (a)(b)	56,274	127,179
		2,337,626,420

TOTAL HEALTH CARE		9,369,821,194

INDUSTRIALS - 8.8%
Aerospace & Defense - 1.6%
AAR Corp. (a)	52,938	2,379,034
Aerojet Rocketdyne Holdings, Inc.	120,883	4,684,216
AeroVironment, Inc. (a)	35,488	2,521,422
AerSale Corp. (a)	13,035	204,128
Air Industries Group, Inc. (a)(b)	17,165	16,684
Archer Aviation, Inc. Class A (a)(b)	224,092	705,890
Astra Space, Inc. Class A (a)(b)	205,493	715,116
Astronics Corp. (a)	36,467	536,430
Astrotech Corp. (a)	1,228	872
Axon Enterprise, Inc. (a)	105,141	14,746,025
BWX Technologies, Inc.	151,790	8,108,622
Byrna Technologies, Inc. (a)(b)	36,119	361,551
Cadre Holding, Inc.	9,401	207,010
CPI Aerostructures, Inc. (a)	4,217	11,175
Curtiss-Wright Corp.	65,035	9,593,963
Ducommun, Inc. (a)	17,391	878,419
General Dynamics Corp.	369,554	86,641,935
HEICO Corp. (b)	84,816	12,511,208
HEICO Corp. Class A	100,937	12,407,176
Hexcel Corp.	134,376	7,780,370
Howmet Aerospace, Inc.	616,494	22,144,464
Huntington Ingalls Industries, Inc.	63,981	13,077,716
Innovative Solutions & Support, Inc. (a)	15,429	119,420
Kaman Corp.	44,496	1,931,571
Kratos Defense & Security Solutions, Inc. (a)	195,937	4,099,002
L3Harris Technologies, Inc.	313,450	79,086,570
Lockheed Martin Corp.	392,717	170,360,635
Maxar Technologies, Inc.	114,940	3,728,654
Mercury Systems, Inc. (a)	91,321	5,499,351
Momentus, Inc. Class A (a)(b)	98,824	227,295
Moog, Inc. Class A	49,726	4,132,728
National Presto Industries, Inc.	8,226	653,967
Northrop Grumman Corp.	238,351	105,384,511
Park Aerospace Corp.	27,998	388,332
Parsons Corp. (a)	40,182	1,392,708
Raytheon Technologies Corp.	2,395,318	245,999,159
Redwire Corp. (a)(b)	24,954	139,742
Rocket Lab U.S.A., Inc. Class A (a)(b)	235,277	2,244,543
SIFCO Industries, Inc. (a)	3,677	25,996
Sigma Labs, Inc. (a)	24,802	56,549
Spirit AeroSystems Holdings, Inc. Class A	168,960	8,448,000
Textron, Inc.	352,383	25,769,769
The Boeing Co. (a)	884,927	181,710,910
TransDigm Group, Inc. (a)	83,653	55,762,253
Triumph Group, Inc. (a)	105,938	2,652,688
Vectrus, Inc. (a)	17,920	821,453
Virgin Galactic Holdings, Inc. (a)(b)	281,388	2,723,836
VirTra, Inc. (a)	10,373	65,142
Woodward, Inc.	101,301	12,625,144
		1,116,283,354
Air Freight & Logistics - 0.6%
Air T, Inc. (a)	2,344	63,288
Air Transport Services Group, Inc. (a)	93,480	2,945,555
Atlas Air Worldwide Holdings, Inc. (a)	43,035	3,372,223
C.H. Robinson Worldwide, Inc.	207,987	20,108,183
Expeditors International of Washington, Inc.	271,196	28,030,819
FedEx Corp.	390,713	86,843,779
Forward Air Corp.	45,062	4,649,497
GXO Logistics, Inc. (a)	157,661	13,232,488
Hub Group, Inc. Class A (a)	53,490	4,514,556
Radiant Logistics, Inc. (a)	65,808	454,075
United Parcel Service, Inc. Class B	1,167,963	245,762,774
		409,977,237
Airlines - 0.2%
Alaska Air Group, Inc. (a)	201,340	11,303,228
Allegiant Travel Co. (a)	24,568	4,277,043
American Airlines Group, Inc. (a)(b)	1,026,946	17,714,819
Blade Air Mobility, Inc. (a)(b)	82,254	616,905
Delta Air Lines, Inc. (a)	1,024,322	40,890,934
Frontier Group Holdings, Inc. (a)	48,856	629,265
Hawaiian Holdings, Inc. (a)	88,296	1,693,517
JetBlue Airways Corp. (a)	495,087	7,559,978
Joby Aviation, Inc. (a)(b)	422,098	2,169,584
Mesa Air Group, Inc. (a)	46,703	203,158
SkyWest, Inc. (a)	83,083	2,335,463
Southwest Airlines Co. (a)	947,794	41,513,377
Spirit Airlines, Inc. (a)	176,591	4,428,902
Sun Country Airlines Holdings, Inc. (a)(b)	48,325	1,307,191
United Airlines Holdings, Inc. (a)	513,817	22,813,475
Wheels Up Experience, Inc. Class A (a)	287,240	1,008,212
		160,465,051
Building Products - 0.6%
A.O. Smith Corp.	212,768	14,591,629
AAON, Inc.	65,950	3,862,032
Advanced Drain Systems, Inc.	90,848	10,603,779
Allegion PLC	143,654	16,451,256
Alpha PRO Tech Ltd. (a)(b)	16,469	69,993
American Woodmark Corp. (a)	25,743	1,379,310
Apogee Enterprises, Inc.	41,015	1,848,546
Armstrong Flooring, Inc. (a)	37,559	58,968
Armstrong World Industries, Inc.	75,828	6,703,195
Builders FirstSource, Inc. (a)	307,028	22,849,024
Carlisle Companies, Inc.	83,247	19,762,838
Carrier Global Corp.	1,387,656	62,278,001
Cornerstone Building Brands, Inc. (a)	85,343	1,884,373
CSW Industrials, Inc.	24,413	2,937,616
Fortune Brands Home & Security, Inc.	217,246	18,878,677
Gibraltar Industries, Inc. (a)	51,839	2,504,860
Griffon Corp.	77,041	1,775,795
Insteel Industries, Inc.	31,347	1,163,287
Janus International Group, Inc. (a)	107,423	1,034,483
Jeld-Wen Holding, Inc. (a)	146,433	3,379,674
Johnson Controls International PLC	1,129,866	73,396,095
Lennox International, Inc.	53,866	14,378,451
Masco Corp.	390,539	21,885,806
Masonite International Corp. (a)	38,895	3,668,965
Owens Corning	161,974	15,094,357
PGT Innovations, Inc. (a)	97,850	2,104,754
Quanex Building Products Corp.	51,752	1,183,051
Resideo Technologies, Inc. (a)	229,503	5,907,407
Simpson Manufacturing Co. Ltd.	70,021	8,298,189
Tecnoglass, Inc.	31,196	640,454
The AZEK Co., Inc. (a)	178,044	5,250,518
Trane Technologies PLC	379,313	58,387,650
Trex Co., Inc. (a)	184,612	16,954,766
UFP Industries, Inc.	98,499	8,446,289
View, Inc. Class A (a)(b)	119,339	288,800
Zurn Water Solutions Corp.	194,030	6,309,856
		436,212,744
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	106,985	4,796,138
ACCO Brands Corp.	163,699	1,407,811
Acme United Corp.	9,376	309,408
ACV Auctions, Inc. Class A (a)	160,723	2,119,936
ADT, Inc.	236,271	1,727,141
Aqua Metals, Inc. (a)(b)	89,321	95,573
ARC Document Solutions, Inc.	47,602	163,275
Aris Water Solution, Inc. Class A	36,870	538,671
Aurora Innovation, Inc. (a)(b)	412,146	2,357,475
Brady Corp. Class A	79,599	3,667,922
BrightView Holdings, Inc. (a)	83,005	1,121,398
Casella Waste Systems, Inc. Class A (a)	80,445	6,065,553
CECO Environmental Corp. (a)	48,247	259,569
Charah Solutions, Inc. (a)(b)	8,915	47,428
Cimpress PLC (a)	30,673	1,932,092
Cintas Corp.	140,583	52,763,612
Clean Harbors, Inc. (a)	81,172	7,746,244
Copart, Inc. (a)	341,353	41,945,457
CoreCivic, Inc. (a)	195,332	1,779,475
Deluxe Corp.	71,451	2,222,841
Driven Brands Holdings, Inc. (a)	89,944	2,641,655
DSS, Inc. (a)	33,676	19,061
Ennis, Inc.	41,603	781,304
Fuel Tech, Inc. (a)(b)	36,624	45,780
Harsco Corp. (a)	123,643	1,472,588
Healthcare Services Group, Inc.	118,454	1,873,942
Heritage-Crystal Clean, Inc. (a)	24,492	686,756
HNI Corp.	68,257	2,777,377
IAA, Inc. (a)	216,948	7,970,670
Interface, Inc.	99,933	1,304,126
KAR Auction Services, Inc. (a)	190,365	3,514,138
Kimball International, Inc. Class B	60,393	559,843
Matthews International Corp. Class A	51,046	1,693,706
Millerknoll, Inc.	120,063	4,668,049
Montrose Environmental Group, Inc. (a)	41,460	1,828,801
MSA Safety, Inc.	59,060	8,215,246
NL Industries, Inc.	6,623	42,255
Odyssey Marine Exploration, Inc. (a)(b)	13,660	80,594
Performant Financial Corp. (a)	86,393	187,473
Perma-Fix Environmental Services, Inc. (a)	4,892	27,689
Pitney Bowes, Inc.	271,890	1,354,012
Quad/Graphics, Inc. (a)	51,262	280,916
Quest Resource Holding Corp. (a)	10,660	74,087
Recycling Asset Holdings, Inc. (a)(c)	1,142	40
Republic Services, Inc.	334,569	40,241,959
Rollins, Inc.	367,722	11,998,769
Shapeways Holdings, Inc. (a)(b)	16,765	54,822
SP Plus Corp. (a)	36,498	1,089,465
Steelcase, Inc. Class A	137,111	1,668,641
Stericycle, Inc. (a)	147,332	8,598,296
Team, Inc. (a)	50,049	47,271
Tetra Tech, Inc.	87,190	13,843,156
The Brink's Co.	79,510	5,570,471
The GEO Group, Inc.	199,379	1,188,299
U.S. Ecology, Inc. (a)	51,244	2,431,015
UniFirst Corp.	24,048	4,358,700
Viad Corp. (a)	32,024	1,118,919
Vidler Water Resouces, Inc. (a)	28,565	343,351
Virco Manufacturing Co. (a)	1,891	5,692
VSE Corp.	15,966	760,780
Waste Management, Inc.	615,566	88,887,730
		357,374,463
Construction & Engineering - 0.2%
AECOM	229,711	16,690,801
Ameresco, Inc. Class A (a)	51,224	3,291,142
API Group Corp. (a)	314,472	6,783,161
Arcosa, Inc.	75,012	3,950,882
Argan, Inc.	22,516	875,647
Bowman Consulting Group Ltd.	2,507	42,368
Comfort Systems U.S.A., Inc.	57,420	4,936,972
Concrete Pumping Holdings, Inc. (a)	49,943	371,576
Construction Partners, Inc. Class A (a)	56,275	1,505,919
Dycom Industries, Inc. (a)	48,747	4,243,914
EMCOR Group, Inc.	85,917	9,926,850
Fluor Corp. (a)(b)	223,396	4,838,757
Granite Construction, Inc.	72,759	2,202,415
Great Lakes Dredge & Dock Corp. (a)	111,001	1,566,224
IES Holdings, Inc. (a)	18,535	779,211
Infrastructure and Energy Alternatives, Inc. (a)(b)	56,324	612,805
INNOVATE Corp. (a)(b)	108,565	361,521
iSun, Inc. (a)	5,821	30,153
Limbach Holdings, Inc. (a)	9,347	71,972
MasTec, Inc. (a)	90,662	7,140,539
Matrix Service Co. (a)	45,828	318,046
MYR Group, Inc. (a)	28,918	2,595,391
Northwest Pipe Co. (a)	14,039	400,112
NV5 Global, Inc. (a)	19,896	2,133,846
Orbital Energy Group, Inc. (a)(b)	86,881	138,141
Orion Group Holdings, Inc. (a)	65,396	210,575
Primoris Services Corp.	84,607	2,231,087
Quanta Services, Inc.	229,008	24,948,132
Sterling Construction Co., Inc. (a)	44,478	1,313,435
Tutor Perini Corp. (a)	63,623	623,505
Valmont Industries, Inc.	33,410	7,231,595
Williams Industrial Services G (a)	15,203	21,740
Willscot Mobile Mini Holdings (a)	360,968	12,825,193
		125,213,627
Electrical Equipment - 0.7%
Acuity Brands, Inc.	56,619	10,325,607
Advent Technologies Holdings, Inc. Class A (a)(b)	74,346	192,556
Allied Motion Technologies, Inc.	18,634	648,836
American Superconductor Corp. (a)(b)	34,421	292,234
AMETEK, Inc.	368,813	47,868,239
Array Technologies, Inc. (a)	187,165	2,103,735
Atkore, Inc. (a)	74,285	7,555,527
AZZ, Inc.	41,474	2,041,765
Babcock & Wilcox Enterprises, Inc. (a)	110,748	776,343
Beam Global (a)(b)	12,935	187,687
Bitnile Holdings, Inc. (a)(b)	55,221	55,221
Blink Charging Co. (a)(b)	56,238	1,382,330
Bloom Energy Corp. Class A (a)(b)	235,370	5,225,214
Broadwind, Inc. (a)(b)	11,239	24,389
Capstone Turbine Corp. (a)(b)	19,527	81,428
ChargePoint Holdings, Inc. Class A (a)(b)	268,177	3,893,930
Eaton Corp. PLC	638,094	98,451,523
Emerson Electric Co.	957,679	88,987,533
Encore Wire Corp.	33,727	3,926,497
Energous Corp. (a)(b)	69,319	79,024
Energy Focus, Inc. (a)	1,128	1,455
EnerSys	69,146	5,028,989
Enovix Corp. (a)	156,499	2,607,273
Eos Energy Enterprises, Inc. (a)(b)	61,950	179,655
Espey Manufacturing & Electronics Corp. (a)	1,421	18,544
ESS Tech, Inc. Class A (a)(b)	108,020	560,624
Fluence Energy, Inc. (b)	57,867	782,941
Flux Power Holdings, Inc. (a)(b)	13,273	34,112
FTC Solar, Inc. (a)(b)	26,011	122,512
FuelCell Energy, Inc. (a)(b)	612,700	3,676,200
Generac Holdings, Inc. (a)	101,005	31,864,047
GrafTech International Ltd.	331,218	3,338,677
Hubbell, Inc. Class B	86,617	15,439,480
Ideal Power, Inc. (a)	8,368	72,216
KULR Technology Group, Inc. (a)(b)	73,685	164,318
LSI Industries, Inc.	34,207	233,292
Nuvve Holding Corp. (a)(b)	20,830	154,559
nVent Electric PLC	268,201	9,100,060
Ocean Power Technologies, Inc. (a)(b)	72,330	94,752
Orion Energy Systems, Inc. (a)	45,571	140,814
Plug Power, Inc. (a)(b)	825,113	20,867,108
Polar Power, Inc. (a)(b)	7,081	22,376
Powell Industries, Inc.	13,125	277,463
Preformed Line Products Co.	4,117	229,523
Regal Rexnord Corp.	108,866	17,456,663
Rockwell Automation, Inc.	185,584	49,472,983
Romeo Power, Inc. (a)(b)	176,207	322,459
Sensata Technologies, Inc. PLC (a)	254,807	14,755,873
Shoals Technologies Group, Inc. (a)	166,630	2,634,420
Stem, Inc. (a)(b)	201,585	1,919,089
Sunrun, Inc. (a)(b)	328,022	8,948,440
Sunworks, Inc. (a)(b)	40,952	95,828
Thermon Group Holdings, Inc. (a)	50,679	867,624
TPI Composites, Inc. (a)(b)	63,452	857,871
Ultralife Corp. (a)	35,865	192,595
Vertiv Holdings Co.	489,181	6,369,137
Vicor Corp. (a)	34,753	2,598,482
Westwater Resources, Inc. (a)	45,895	91,790
		475,693,862
Industrial Conglomerates - 0.8%
3M Co.	921,940	137,046,381
General Electric Co.	1,758,037	167,910,114
Honeywell International, Inc.	1,102,582	209,214,935
Roper Technologies, Inc.	168,643	75,589,165
		589,760,595
Machinery - 1.7%
AGCO Corp.	98,883	11,881,781
AgEagle Aerial Systems, Inc. (a)(b)	92,813	108,591
Agrify Corp. (b)	23,593	135,424
Alamo Group, Inc.	15,756	2,191,817
Albany International Corp. Class A	50,682	4,450,893
Allison Transmission Holdings, Inc.	167,536	6,691,388
Altra Industrial Motion Corp.	103,730	4,405,413
Astec Industries, Inc.	36,430	1,814,214
Barnes Group, Inc.	78,082	3,626,909
Berkshire Grey, Inc. Class A (a)	63,119	210,817
Blue Bird Corp. (a)	28,867	615,156
Caterpillar, Inc.	866,372	162,514,060
Chart Industries, Inc. (a)	57,257	8,267,911
CIRCOR International, Inc. (a)	31,076	837,187
Colfax Corp. (a)(b)	214,734	8,634,454
Columbus McKinnon Corp. (NY Shares)	46,628	2,128,102
Commercial Vehicle Group, Inc. (a)	49,365	394,426
Crane Co.	79,866	8,072,855
Cummins, Inc.	228,142	46,568,345
Deere & Co.	451,976	162,720,400
Desktop Metal, Inc. (a)(b)	303,529	1,262,681
Donaldson Co., Inc.	197,265	10,705,572
Douglas Dynamics, Inc.	37,087	1,362,576
Dover Corp.	229,569	36,010,193
Eastern Co.	8,982	215,299
Energy Recovery, Inc. (a)	64,072	1,217,368
Enerpac Tool Group Corp. Class A	92,998	1,604,216
EnPro Industries, Inc.	32,910	3,634,580
ESCO Technologies, Inc.	41,927	2,916,861
Evoqua Water Technologies Corp. (a)	192,431	8,209,106
Federal Signal Corp.	101,454	3,663,504
Flowserve Corp.	207,971	6,316,079
Fortive Corp.	572,259	37,053,770
Franklin Electric Co., Inc.	61,611	5,209,826
FreightCar America, Inc. (a)(b)	13,689	55,304
Gates Industrial Corp. PLC (a)	147,491	2,336,257
Gencor Industries, Inc. (a)	10,152	104,058
Gorman-Rupp Co.	34,129	1,271,647
Graco, Inc.	272,124	19,617,419
Graham Corp.	19,661	157,485
Helios Technologies, Inc.	52,550	4,120,446
Hillenbrand, Inc.	120,256	5,737,414
Hillman Solutions Corp. Class A (a)	179,578	1,684,442
Hurco Companies, Inc.	8,700	296,931
Hydrofarm Holdings Group, Inc. (a)(b)	58,803	1,190,761
Hyliion Holdings Corp. Class A (a)(b)	167,994	725,734
Hyster-Yale Materials Handling Class A	15,771	603,714
Hyzon Motors, Inc. Class A (a)(b)	152,523	851,078
IDEX Corp.	121,715	23,357,109
Illinois Tool Works, Inc.	456,006	98,652,338
Ingersoll Rand, Inc.	652,886	32,983,801
ITT, Inc.	136,204	11,968,245
John Bean Technologies Corp.	50,620	5,738,789
Kadant, Inc.	18,432	3,637,555
Kennametal, Inc.	134,824	4,275,269
L.B. Foster Co. Class A (a)	14,144	222,344
Lightning eMotors, Inc. (a)(b)	43,434	231,503
Lincoln Electric Holdings, Inc.	94,027	11,984,681
Lindsay Corp.	17,700	2,322,417
LiqTech International, Inc. (a)(b)	36,587	216,229
Manitex International, Inc. (a)	15,946	120,073
Manitowoc Co., Inc. (a)	54,859	906,819
Markforged Holding Corp. (a)	126,902	493,649
Mayville Engineering Co., Inc. (a)	21,728	224,668
Meritor, Inc. (a)	115,425	4,110,284
Microvast Holdings, Inc. (a)(b)	373,000	2,663,220
Middleby Corp. (a)	88,840	15,779,761
Miller Industries, Inc.	17,789	551,103
Mueller Industries, Inc.	91,022	5,192,805
Mueller Water Products, Inc. Class A	257,600	3,268,944
Nikola Corp. (a)(b)	327,290	2,585,591
NN, Inc. (a)	70,310	182,103
Nordson Corp.	86,367	19,561,262
Omega Flex, Inc. (b)	5,326	773,602
Oshkosh Corp.	109,734	12,184,863
Otis Worldwide Corp.	677,569	53,073,980
PACCAR, Inc.	554,987	50,953,356
Park-Ohio Holdings Corp.	15,706	249,568
Parker Hannifin Corp.	206,429	61,183,491
Pentair PLC	263,331	15,249,498
Perma-Pipe International Holdings, Inc. (a)	248	2,195
Proterra, Inc. Class A (a)(b)	296,310	2,678,642
Proto Labs, Inc. (a)	43,763	2,460,793
RBC Bearings, Inc. (a)	45,944	8,906,244
REV Group, Inc.	54,109	731,554
Sarcos Technology and Robotics Corp. Class A (a)(b)	166,437	1,003,615
Snap-On, Inc.	86,069	18,089,982
SPX Corp. (a)	74,336	3,768,835
SPX Flow, Inc.	67,724	5,816,814
Standex International Corp.	19,575	2,073,580
Stanley Black & Decker, Inc.	260,277	42,347,068
Tennant Co.	29,822	2,349,377
Terex Corp.	112,082	4,626,745
The Greenbrier Companies, Inc.	49,957	2,219,590
The L.S. Starrett Co. Class A (a)	3,411	24,866
The Shyft Group, Inc.	50,736	2,050,242
Timken Co.	109,094	7,152,203
Titan International, Inc. (a)	85,722	960,086
Toro Co.	170,795	16,022,279
Trinity Industries, Inc.	137,203	3,959,679
Twin Disc, Inc. (a)	11,715	139,409
Urban-Gro, Inc. (a)(b)	10,932	99,700
Velo3D, Inc. (a)(b)	107,482	873,829
Wabash National Corp.	88,082	1,500,917
Watts Water Technologies, Inc. Class A	43,934	6,324,299
Welbilt, Inc. (a)	207,390	4,902,700
Westinghouse Air Brake Tech Co.	298,809	27,735,451
Xos, Inc. Class A (a)(b)	75,804	181,172
Xylem, Inc.	288,722	25,681,822
		1,233,987,072
Marine - 0.0%
Eagle Bulk Shipping, Inc.	20,265	1,068,573
Genco Shipping & Trading Ltd.	59,921	1,155,277
Kirby Corp. (a)	94,474	6,154,981
Matson, Inc.	69,287	7,674,921
Pangaea Logistics Solutions Ltd.	18,111	92,004
		16,145,756
Professional Services - 0.5%
Acacia Research Corp. (a)	84,790	324,746
Alight, Inc. Class A (a)	402,836	4,205,608
ASGN, Inc. (a)	84,072	9,314,337
Atlas Technical Consultants, Inc. (a)(b)	26,005	298,537
Barrett Business Services, Inc.	11,823	711,153
BGSF, Inc.	12,319	173,698
BlackSky Technology, Inc. Class A (a)(b)	120,376	300,940
Booz Allen Hamilton Holding Corp. Class A	213,957	17,264,190
CACI International, Inc. Class A (a)	37,239	10,419,100
CBIZ, Inc. (a)	86,061	3,348,634
Clarivate Analytics PLC (a)	590,152	8,840,477
CoStar Group, Inc. (a)	630,763	38,482,851
CRA International, Inc.	12,291	1,091,810
DLH Holdings Corp. (a)	18,283	316,296
Dun & Bradstreet Holdings, Inc. (a)	240,695	4,467,299
Equifax, Inc.	194,797	42,531,977
Exponent, Inc.	83,453	7,908,006
First Advantage Corp.	64,760	1,045,874
Forrester Research, Inc. (a)	18,246	947,515
Franklin Covey Co. (a)	19,917	918,174
FTI Consulting, Inc. (a)	54,600	7,971,600
Gee Group, Inc. (a)	144,333	79,383
Heidrick & Struggles International, Inc.	31,293	1,337,776
Hill International, Inc. (a)	66,466	119,639
Hirequest, Inc.	1,338	25,101
HireRight Holdings Corp.	40,234	525,858
Hudson Global, Inc. (a)	2,120	63,176
Huron Consulting Group, Inc. (a)	38,344	1,891,510
ICF International, Inc.	28,953	2,565,815
Insperity, Inc.	56,779	5,107,271
Jacobs Engineering Group, Inc.	209,705	25,793,715
KBR, Inc.	223,266	11,082,924
Kelly Services, Inc. Class A (non-vtg.)	50,777	1,077,488
Kforce, Inc.	32,992	2,480,339
Korn Ferry	87,561	5,801,792
LegalZoom.com, Inc. (b)	31,735	495,383
Leidos Holdings, Inc.	225,379	22,952,597
Manpower, Inc.	87,187	9,266,234
ManTech International Corp. Class A	42,933	3,579,324
Mastech Digital, Inc. (a)	3,834	70,392
MISTRAS Group, Inc. (a)	27,338	182,344
Nielsen Holdings PLC	568,422	9,901,911
RCM Technologies, Inc. (a)	6,987	49,538
Red Violet, Inc. (a)(b)	15,889	420,105
Resources Connection, Inc.	45,089	748,477
Robert Half International, Inc.	177,951	21,405,726
Science Applications International Corp.	91,395	8,014,428
ShiftPixy, Inc. (a)	35,098	29,875
Skillsoft Corp. (a)(b)	126,123	817,277
Spire Global, Inc. (a)	194,667	422,427
Sterling Check Corp. (b)	27,386	576,749
TransUnion Holding Co., Inc.	307,372	27,897,083
TriNet Group, Inc. (a)(b)	64,498	5,631,320
TrueBlue, Inc. (a)	57,204	1,555,949
Upwork, Inc. (a)	193,722	4,897,292
Verisk Analytics, Inc.	257,769	45,712,754
Volt Information Sciences, Inc. (a)	16,741	51,395
Willdan Group, Inc. (a)(b)	19,268	622,356
		384,135,545
Road & Rail - 1.1%
AMERCO	15,648	9,038,441
ArcBest Corp.	40,546	3,757,803
Avis Budget Group, Inc. (a)	63,804	11,704,206
Bird Global, Inc. Class A (a)(b)	273,684	894,947
Covenant Transport Group, Inc. Class A	18,761	422,310
CSX Corp.	3,551,160	120,419,836
Daseke, Inc. (a)	96,300	1,208,565
Heartland Express, Inc.	75,746	1,087,713
Hertz Global Holdings, Inc. (b)	92,994	1,889,638
HyreCar, Inc. (a)(b)	25,347	68,944
J.B. Hunt Transport Services, Inc.	135,099	27,415,640
Knight-Swift Transportation Holdings, Inc. Class A	264,198	14,393,507
Landstar System, Inc.	60,882	9,400,790
Lyft, Inc. (a)	476,383	18,550,354
Marten Transport Ltd.	102,571	1,769,350
Norfolk Southern Corp.	388,940	99,770,889
Old Dominion Freight Lines, Inc.	148,772	46,718,871
P.A.M. Transportation Services, Inc.	5,354	361,234
Patriot Transportation Holding, Inc.	903	7,666
Ryder System, Inc.	86,511	6,820,527
Saia, Inc. (a)	41,862	12,024,022
Schneider National, Inc. Class B	56,943	1,487,351
TuSimple Holdings, Inc. (a)(b)	53,889	938,746
U.S. Xpress Enterprises, Inc. (a)	38,464	174,627
U.S.A. Truck, Inc. (a)	12,296	299,776
Uber Technologies, Inc. (a)	2,671,375	96,249,641
Union Pacific Corp.	1,029,009	253,084,764
Universal Logistics Holdings, Inc.	13,605	260,264
Werner Enterprises, Inc.	97,977	4,258,080
XPO Logistics, Inc. (a)	156,132	11,347,674
Yellow Corp. (a)	71,428	643,566
		756,469,742
Trading Companies & Distributors - 0.3%
AeroCentury Corp.	12,120	48,844
Air Lease Corp. Class A	170,464	7,118,577
Alta Equipment Group, Inc. (a)	38,074	480,113
Applied Industrial Technologies, Inc.	61,285	6,195,914
Beacon Roofing Supply, Inc. (a)	90,446	5,398,722
BlueLinx Corp. (a)	15,563	1,391,021
Boise Cascade Co.	63,237	5,055,166
Core & Main, Inc.	90,929	2,044,084
Custom Truck One Source, Inc. Class A (a)	77,368	608,112
DXP Enterprises, Inc. (a)	30,426	873,530
EVI Industries, Inc. (a)	6,377	131,749
Fastenal Co.	919,188	47,301,414
GATX Corp.	57,945	6,178,675
Global Industrial Co.	24,186	768,631
GMS, Inc. (a)	67,943	3,685,908
H&E Equipment Services, Inc.	50,677	2,116,272
Herc Holdings, Inc.	40,448	6,436,086
Hudson Technologies, Inc. (a)	53,713	205,184
Huttig Building Products, Inc. (a)	28,355	263,418
India Globalization Capital, Inc. (a)(b)	57,861	61,333
Karat Packaging, Inc. (a)	4,569	74,246
Lawson Products, Inc. (a)	14,687	624,344
McGrath RentCorp.	39,796	3,234,619
MRC Global, Inc. (a)	113,270	1,144,027
MSC Industrial Direct Co., Inc. Class A	73,790	5,717,249
NOW, Inc. (a)	169,761	1,585,568
Rush Enterprises, Inc.:
Class A	79,324	4,120,089
Class B	40	1,960
SiteOne Landscape Supply, Inc. (a)	72,061	12,425,478
Titan Machinery, Inc. (a)	32,741	927,553
Transcat, Inc. (a)	13,138	1,030,807
Triton International Ltd.	106,152	6,972,063
United Rentals, Inc. (a)	116,251	37,388,647
Univar, Inc. (a)	270,077	8,294,065
Veritiv Corp. (a)	21,887	2,345,630
W.W. Grainger, Inc.	69,210	33,017,323
Watsco, Inc.	53,102	14,500,032
WESCO International, Inc. (a)	71,263	8,674,845
Willis Lease Finance Corp. (a)	5,069	177,212
		238,618,510

TOTAL INDUSTRIALS		6,300,337,558

INFORMATION TECHNOLOGY - 27.1%
Communications Equipment - 0.8%
ADTRAN, Inc.	80,550	1,658,525
Airspan Networks Holdings, Inc. (a)	38,468	153,103
Applied Optoelectronics, Inc. (a)(b)	32,418	117,677
Arista Networks, Inc. (a)	359,077	44,069,520
Aviat Networks, Inc. (a)	15,157	428,943
BK Technologies Corp.	6,655	15,506
Blonder Tongue Laboratories, Inc. (a)(b)	2,363	1,016
CalAmp Corp. (a)	55,099	388,999
Calix, Inc. (a)	88,701	4,820,012
Cambium Networks Corp. (a)	19,057	529,975
Casa Systems, Inc. (a)	47,918	199,339
Ciena Corp. (a)	246,794	16,885,645
Cisco Systems, Inc.	6,753,771	376,657,809
Clearfield, Inc. (a)	19,689	1,262,262
ClearOne, Inc. (a)	23,778	21,162
CommScope Holding Co., Inc. (a)	318,585	3,039,301
Communications Systems, Inc.	3,040	6,202
COMSovereign Holding Corp. (a)(b)	74,803	49,924
Comtech Telecommunications Corp.	41,143	846,723
Digi International, Inc. (a)	55,594	1,116,328
DZS, Inc. (a)	23,824	345,210
EMCORE Corp. (a)	52,233	202,664
Extreme Networks, Inc. (a)	212,544	2,442,131
F5, Inc. (a)	96,029	19,287,425
Franklin Wireless Corp. (a)	2,616	9,836
Genasys, Inc. (a)	40,213	130,290
Harmonic, Inc. (a)(b)	164,395	1,530,517
Infinera Corp. (a)(b)	351,575	3,245,037
Inseego Corp. (a)(b)	125,101	589,226
Juniper Networks, Inc.	515,916	17,432,802
KVH Industries, Inc. (a)	16,672	143,713
Lantronix, Inc. (a)	25,819	177,377
Lumentum Holdings, Inc. (a)	117,435	11,609,624
Motorola Solutions, Inc.	270,611	59,650,783
NETGEAR, Inc. (a)	49,273	1,311,155
NetScout Systems, Inc. (a)	120,500	3,751,165
Network-1 Security Solutions, Inc.	15,146	38,925
Ondas Holdings, Inc. (a)(b)	57,259	286,295
Optical Cable Corp. (a)	398	1,811
PC-Tel, Inc.	20,765	101,126
Plantronics, Inc. (a)	69,469	1,956,942
Resonant, Inc. (a)(b)	74,960	329,074
Ribbon Communications, Inc. (a)	191,766	582,969
Tessco Technologies, Inc. (a)	10,550	66,254
Ubiquiti, Inc. (b)	10,025	2,545,247
ViaSat, Inc. (a)(b)	118,486	5,407,701
Viavi Solutions, Inc. (a)	388,379	6,369,416
Vislink Technologies, Inc. (a)(b)	65,360	61,242
		591,873,928
Electronic Equipment & Components - 0.8%
908 Devices, Inc. (a)	19,760	328,609
Advanced Energy Industries, Inc.	62,075	5,329,139
Aeva Technologies, Inc. (a)	163,649	687,326
AEye, Inc. Class A (a)(b)	192,732	639,870
Airgain, Inc. (a)(b)	15,261	138,722
Akoustis Technologies, Inc. (a)(b)	72,240	455,112
Alpine 4 Holdings, Inc. (a)(b)	281,186	435,838
Amphenol Corp. Class A	958,498	72,855,433
Arlo Technologies, Inc. (a)	135,629	1,258,637
Arrow Electronics, Inc. (a)	111,065	13,536,602
Avnet, Inc.	157,985	6,646,429
Badger Meter, Inc.	46,255	4,598,210
Bel Fuse, Inc. Class B (non-vtg.)	24,186	380,930
Belden, Inc.	70,208	3,956,221
Benchmark Electronics, Inc.	58,759	1,535,960
CDW Corp.	216,985	37,421,233
ClearSign Combustion Corp. (a)(b)	41,576	52,802
Coda Octopus Group, Inc. (a)(b)	5,872	34,762
Cognex Corp.	284,790	19,240,412
Coherent, Inc. (a)	39,145	10,346,806
Corning, Inc.	1,232,889	49,808,716
CPS Technologies Corp. (a)	12,397	39,051
CTS Corp.	54,664	2,073,952
Daktronics, Inc. (a)	56,072	258,492
Digital Ally, Inc. (a)(b)	73,531	76,472
eMagin Corp. (a)(b)	90,283	112,854
ePlus, Inc. (a)	44,608	2,092,115
Evolv Technologies Holdings, Inc. (a)	73,577	258,991
Fabrinet (a)	58,702	5,877,831
FARO Technologies, Inc. (a)	29,116	1,593,810
Focus Universal, Inc. (a)(b)	43,222	392,888
Frequency Electronics, Inc. (a)	1,929	17,612
Identiv, Inc. (a)(b)	35,097	735,633
II-VI, Inc. (a)(b)	171,678	11,924,754
Insight Enterprises, Inc. (a)	55,739	5,796,856
Intellicheck, Inc. (a)(b)	21,753	75,918
IPG Photonics Corp. (a)	57,141	7,448,329
Iteris, Inc. (a)	71,414	234,952
Itron, Inc. (a)	74,005	3,527,818
Jabil, Inc.	229,926	13,292,022
KEY Tronic Corp. (a)	6,355	37,113
Keysight Technologies, Inc. (a)	293,824	46,239,083
Kimball Electronics, Inc. (a)	37,641	648,931
Knowles Corp. (a)	151,215	3,293,463
LightPath Technologies, Inc. Class A (a)(b)	29,403	61,158
Lightwave Logic, Inc. (a)(b)	160,898	1,211,562
Littelfuse, Inc.	39,799	10,276,500
Luna Innovations, Inc. (a)	47,621	325,251
Methode Electronics, Inc. Class A	62,108	2,834,609
MicroVision, Inc. (a)(b)	253,896	1,018,123
MICT, Inc. (a)(b)	144,803	91,371
Mirion Technologies, Inc. Class A (a)(b)	181,659	1,551,368
Napco Security Technologies, Inc.	45,148	920,568
National Instruments Corp.	213,078	8,555,082
Neonode, Inc. (a)(b)	7,545	35,160
nLIGHT, Inc. (a)	71,401	1,163,836
Novanta, Inc. (a)	57,539	7,861,554
OSI Systems, Inc. (a)	26,014	2,098,549
Ouster, Inc. (a)(b)	129,594	438,028
Par Technology Corp. (a)(b)	40,645	1,704,651
PC Connection, Inc.	18,684	911,592
Plexus Corp. (a)	44,896	3,657,677
Powerfleet, Inc. (a)(b)	51,313	183,187
Red Cat Holdings, Inc. (b)	27,853	48,464
Research Frontiers, Inc. (a)(b)	31,238	62,164
RF Industries Ltd. (a)	7,617	54,157
Richardson Electronics Ltd.	16,718	196,604
Rogers Corp. (a)	29,816	8,139,768
Sanmina Corp. (a)	101,555	4,039,858
ScanSource, Inc. (a)	40,643	1,283,506
Sigmatron International, Inc. (a)(b)	7,949	64,705
Smartrent, Inc. (a)(b)	160,366	1,034,361
Soluna Holdings, Inc. (a)(b)	9,510	101,186
TD SYNNEX Corp.	66,455	6,767,113
TE Connectivity Ltd.	522,959	74,485,050
Teledyne Technologies, Inc. (a)	74,681	32,066,528
Trimble, Inc. (a)	404,054	28,182,767
TTM Technologies, Inc. (a)	174,433	2,192,623
Velodyne Lidar, Inc. (a)(b)	148,508	547,995
Vishay Intertechnology, Inc.	208,535	4,001,787
Vishay Precision Group, Inc. (a)	19,779	621,258
Vontier Corp.	270,226	6,566,492
Wayside Technology Group, Inc.	2,269	68,297
Wireless Telecom Group, Inc. (a)	7,898	14,216
Wrap Technologies, Inc. (a)(b)	42,925	93,147
Zebra Technologies Corp. Class A (a)	85,508	35,343,877
		586,612,458
IT Services - 4.4%
Accenture PLC Class A	1,011,430	319,632,109
Affirm Holdings, Inc. (a)(b)	234,215	9,799,556
AgileThought, Inc. Class A (a)(b)	52,890	275,028
Akamai Technologies, Inc. (a)	259,864	28,132,877
Alliance Data Systems Corp.	78,778	5,313,576
American Virtual Cloud Technologies, Inc. (a)(b)	86,788	83,586
Automatic Data Processing, Inc.	673,797	137,751,059
Backblaze, Inc. Class A (b)	9,950	113,231
BigCommerce Holdings, Inc. (a)	94,371	2,444,209
Block, Inc. Class A (a)	788,341	100,513,478
BM Technologies, Inc. (a)(b)	21,878	208,716
Brightcove, Inc. (a)	67,314	503,509
Broadridge Financial Solutions, Inc.	186,284	27,236,584
Cantaloupe, Inc. (a)	103,731	805,990
Cass Information Systems, Inc.	20,495	811,192
Cloudflare, Inc. (a)	438,343	51,031,892
Cognizant Technology Solutions Corp. Class A	839,288	72,287,875
Computer Task Group, Inc. (a)	14,035	129,262
Concentrix Corp.	68,585	13,709,456
Conduent, Inc. (a)	264,970	1,290,404
Crexendo, Inc.	4,063	17,837
CSG Systems International, Inc.	51,383	3,171,359
CSP, Inc. (a)	2,607	21,508
Cyxtera Technologies, Inc. Class A (a)	50,167	610,532
Digitalocean Holdings, Inc. (a)	28,464	1,688,484
DXC Technology Co. (a)	401,484	13,662,501
EPAM Systems, Inc. (a)	90,597	18,821,527
Euronet Worldwide, Inc. (a)	85,015	10,901,473
EVERTEC, Inc.	94,600	3,818,056
EVO Payments, Inc. Class A (a)	78,020	1,881,062
Exela Technologies, Inc. (a)	261,619	169,267
ExlService Holdings, Inc. (a)	53,996	6,522,177
Fastly, Inc. Class A (a)(b)	168,754	3,138,824
Fidelity National Information Services, Inc.	973,793	92,734,307
Fiserv, Inc. (a)	952,700	93,050,209
FleetCor Technologies, Inc. (a)	129,331	30,289,320
Flywire Corp. (a)	21,123	571,588
Gartner, Inc. (a)	131,373	36,839,617
Genpact Ltd.	278,916	11,669,845
Global Payments, Inc.	464,433	61,946,074
GoDaddy, Inc. (a)	265,686	22,160,869
GreenBox POS (a)	53,497	181,890
Grid Dynamics Holdings, Inc. (a)	77,575	942,536
Hackett Group, Inc.	43,271	896,575
i3 Verticals, Inc. Class A (a)	33,701	889,706
IBM Corp.	1,434,171	175,700,289
Information Services Group, Inc.	51,969	370,019
Innodata, Inc. (a)	27,535	145,660
Inpixon (a)(b)	89,480	30,871
International Money Express, Inc. (a)	53,014	851,405
Jack Henry & Associates, Inc.	118,116	20,882,909
Kyndryl Holdings, Inc. (a)	285,753	4,532,043
Limelight Networks, Inc. (a)	224,073	876,125
Liveramp Holdings, Inc. (a)	109,170	4,711,777
Marqeta, Inc. Class A (b)	377,790	4,431,477
MasterCard, Inc. Class A	1,389,186	501,246,093
Maximus, Inc.	98,931	7,801,699
MoneyGram International, Inc. (a)	147,431	1,583,409
MongoDB, Inc. Class A (a)	105,929	40,463,819
Okta, Inc. (a)	235,981	43,146,766
Paya Holdings, Inc. (a)(b)	140,998	909,437
Paychex, Inc.	512,208	60,983,484
Paymentus Holdings, Inc. (a)(b)	22,563	519,852
Payoneer Global, Inc. (a)	327,808	1,580,035
PayPal Holdings, Inc. (a)	1,880,155	210,445,749
Paysign, Inc. (a)	43,478	94,347
Perficient, Inc. (a)	52,451	5,344,757
PFSweb, Inc. (a)	26,610	301,225
Priority Technology Holdings, Inc. (a)	3,386	17,810
Rackspace Technology, Inc. (a)(b)	101,318	1,127,669
Repay Holdings Corp. (a)(b)	122,143	2,109,410
Sabre Corp. (a)(b)	522,212	5,707,777
ServiceSource International, Inc. (a)	82,053	109,130
Shift4 Payments, Inc. (a)(b)	76,137	4,008,613
Snowflake Computing, Inc. (a)	371,423	98,672,234
SolarWinds, Inc.	72,102	976,982
Squarespace, Inc. Class A (a)(b)	49,523	1,466,376
StarTek, Inc. (a)	19,120	83,746
Steel Connect, Inc. (a)(b)	24,325	33,569
Switch, Inc. Class A	212,459	5,528,183
TaskUs, Inc.	42,675	1,225,626
The Western Union Co.	641,380	11,660,288
Thoughtworks Holding, Inc. (b)	61,853	1,413,960
Toast, Inc. (b)	121,731	2,497,920
Ttec Holdings, Inc.	29,519	2,346,761
Tucows, Inc. (a)(b)	17,083	1,147,636
Twilio, Inc. Class A (a)	269,688	47,141,462
Unisys Corp. (a)	110,846	2,368,779
Usio, Inc. (a)	20,216	66,511
VeriSign, Inc. (a)	154,107	32,935,748
Verra Mobility Corp. (a)(b)	217,741	3,658,049
Visa, Inc. Class A	2,685,422	580,373,403
WEX, Inc. (a)	72,098	12,149,234
WidePoint Corp. (a)(b)	10,560	44,563
		3,094,495,418
Semiconductors & Semiconductor Equipment - 5.6%
ACM Research, Inc. (a)(b)	20,020	1,650,048
Advanced Micro Devices, Inc. (a)	2,616,498	322,718,863
AEHR Test Systems (a)	35,381	481,182
Allegro MicroSystems LLC (a)	86,963	2,493,229
Alpha & Omega Semiconductor Ltd. (a)	34,696	1,865,604
Ambarella, Inc. (a)	58,157	8,125,114
Amkor Technology, Inc.	160,682	3,642,661
Amtech Systems, Inc. (a)	21,399	222,550
Analog Devices, Inc.	859,079	137,701,773
Applied Materials, Inc.	1,446,591	194,132,512
Atomera, Inc. (a)(b)	34,654	556,197
Axcelis Technologies, Inc. (a)	53,944	3,734,004
AXT, Inc. (a)	69,951	521,135
Azenta, Inc.	118,534	10,374,096
Broadcom, Inc.	659,144	387,207,551
CEVA, Inc. (a)	34,928	1,424,015
Cirrus Logic, Inc. (a)	92,252	8,013,931
CMC Materials, Inc.	46,443	8,611,925
Cohu, Inc. (a)	78,600	2,450,748
CVD Equipment Corp. (a)	17,135	75,051
CyberOptics Corp. (a)	11,708	445,138
Diodes, Inc. (a)	71,700	6,423,603
Enphase Energy, Inc. (a)	215,600	35,940,520
Entegris, Inc.	217,423	28,369,353
Everspin Technologies, Inc. (a)(b)	20,884	210,720
First Solar, Inc. (a)	157,031	11,822,864
FormFactor, Inc. (a)	124,578	5,044,163
GSI Technology, Inc. (a)	19,727	78,119
Ichor Holdings Ltd. (a)	47,923	1,688,327
Impinj, Inc. (a)	33,495	2,302,781
indie Semiconductor, Inc. (a)	95,019	745,899
Intel Corp.	6,511,757	310,610,809
Intest Corp. (a)	14,192	157,673
KLA Corp.	242,143	84,386,836
Kopin Corp. (a)	114,030	301,039
Kulicke & Soffa Industries, Inc. (b)	99,463	5,195,947
Lam Research Corp.	225,094	126,356,517
Lattice Semiconductor Corp. (a)	218,956	13,711,025
MACOM Technology Solutions Holdings, Inc. (a)	78,272	4,704,147
Marvell Technology, Inc.	1,317,280	90,009,742
MaxLinear, Inc. Class A (a)	113,123	6,940,096
Meta Materials, Inc. (a)(b)	381,482	820,186
Microchip Technology, Inc.	891,859	62,724,443
Micron Technology, Inc.	1,791,697	159,210,195
MKS Instruments, Inc.	88,558	13,336,835
Monolithic Power Systems, Inc.	69,687	31,965,427
Navitas Semiconductor Corp. (a)	131,697	1,282,729
NeoPhotonics Corp. (a)	87,092	1,333,379
NVE Corp.	8,223	470,356
NVIDIA Corp.	4,003,113	976,159,105
NXP Semiconductors NV	424,518	80,709,362
onsemi (a)	688,170	43,086,324
Onto Innovation, Inc. (a)	80,026	6,899,041
PDF Solutions, Inc. (a)	44,632	1,221,132
Peraso, Inc. (a)	10,535	26,338
Photronics, Inc. (a)	110,942	2,043,552
Pixelworks, Inc. (a)	69,088	225,918
Power Integrations, Inc.	96,155	8,653,950
Qorvo, Inc. (a)	176,851	24,189,680
Qualcomm, Inc.	1,792,029	308,211,068
QuickLogic Corp. (a)(b)	13,181	67,223
Rambus, Inc. (a)	175,162	4,729,374
Rubicon Technology, Inc. (a)	1,766	15,912
Semtech Corp. (a)	104,394	7,242,856
Silicon Laboratories, Inc. (a)	64,546	9,921,366
SiTime Corp. (a)	23,817	4,814,368
SkyWater Technology, Inc. (a)(b)	10,876	125,618
Skyworks Solutions, Inc.	263,766	36,444,548
SMART Global Holdings, Inc. (a)	71,942	1,974,808
SolarEdge Technologies, Inc. (a)	84,033	26,841,821
SunPower Corp. (a)(b)	135,128	2,422,845
Synaptics, Inc. (a)	62,499	14,276,647
Teradyne, Inc.	260,690	30,740,565
Texas Instruments, Inc.	1,477,300	251,126,227
Ultra Clean Holdings, Inc. (a)	71,632	3,281,462
Universal Display Corp.	69,413	10,752,768
Veeco Instruments, Inc. (a)(b)	83,768	2,393,252
Wolfspeed, Inc. (a)(b)	187,039	19,212,646
		3,980,400,833
Software - 9.4%
8x8, Inc. (a)	178,815	2,317,442
A10 Networks, Inc.	96,958	1,380,682
ACI Worldwide, Inc. (a)	188,287	6,311,380
Adobe, Inc. (a)	761,396	356,089,681
Agilysys, Inc. (a)	32,616	1,370,850
Alarm.com Holdings, Inc. (a)	75,720	4,984,648
Alfi, Inc. (b)	4,542	10,901
Altair Engineering, Inc. Class A (a)(b)	87,287	5,797,603
Alteryx, Inc. Class A (a)	93,900	5,849,970
American Software, Inc. Class A	50,296	1,105,003
Amplitude, Inc. (a)	38,436	824,068
Anaplan, Inc. (a)	233,038	11,039,010
ANSYS, Inc. (a)	139,615	45,261,787
AppFolio, Inc. (a)	30,683	3,471,475
Appian Corp. Class A (a)(b)	65,261	3,978,311
AppLovin Corp. (a)(b)	42,534	2,470,375
Arteris, Inc.	8,584	128,159
Asana, Inc. (a)(b)	127,933	7,009,449
Aspen Technology, Inc. (a)	107,641	16,405,565
Asure Software, Inc. (a)	15,353	107,010
AudioEye, Inc. (a)(b)	7,282	43,765
Autodesk, Inc. (a)	351,254	77,356,668
Avalara, Inc. (a)	138,879	14,430,917
Avaya Holdings Corp. (a)	136,835	1,884,218
AvePoint, Inc. (a)	168,039	947,740
AvidXchange Holdings, Inc. (b)	47,727	459,611
Benefitfocus, Inc. (a)	47,410	477,893
Bentley Systems, Inc. Class B	294,533	11,307,122
Bill.Com Holdings, Inc. (a)	146,124	34,759,977
Black Knight, Inc. (a)	248,485	13,962,372
Blackbaud, Inc. (a)(b)	68,190	4,261,193
BlackLine, Inc. (a)	84,816	6,387,493
Blend Labs, Inc. (b)	27,253	240,917
Bottomline Technologies, Inc. (a)	63,104	3,574,211
Box, Inc. Class A (a)	242,551	6,211,731
BSQUARE Corp. (a)(b)	7,885	13,010
BTCS, Inc.	11,578	49,207
BTRS Holdings, Inc. (a)	114,576	698,914
C3.Ai, Inc. (a)(b)	110,783	2,483,755
Cadence Design Systems, Inc. (a)	442,820	67,056,233
CCC Intelligent Solutions Holdings, Inc. Class A (a)	108,559	1,178,951
CDK Global, Inc.	191,221	8,669,960
Cerence, Inc. (a)(b)	61,215	2,210,474
Ceridian HCM Holding, Inc. (a)	218,490	15,930,106
ChannelAdvisor Corp. (a)	48,983	879,245
Cipher Mining, Inc. (a)	86,576	264,057
Citrix Systems, Inc.	199,888	20,488,520
Cleanspark, Inc. (a)(b)	56,293	596,706
Clear Secure, Inc. (b)	23,519	633,367
Clearwater Analytics Holdings, Inc. (b)	58,747	1,167,303
CommVault Systems, Inc. (a)	75,435	4,745,616
Confluent, Inc. (b)	99,618	4,262,654
Consensus Cloud Solutions, Inc. (a)	26,503	1,475,157
CoreCard Corp. (a)(b)	9,899	318,946
Couchbase, Inc.	16,683	351,511
Coupa Software, Inc. (a)	117,857	14,261,876
Crowdstrike Holdings, Inc. (a)	329,036	64,231,118
CS Disco, Inc. (b)	20,124	760,285
Datadog, Inc. Class A (a)	411,631	66,317,870
DatChat, Inc. (a)	1,409	3,058
Datto Holding Corp. (a)(b)	43,352	1,017,038
Digimarc Corp. (a)(b)	21,760	655,629
Digital Turbine, Inc. (a)(b)	140,181	6,795,975
DocuSign, Inc. (a)	314,569	37,254,407
Dolby Laboratories, Inc. Class A	105,559	7,927,481
Domo, Inc. Class B (a)	46,608	2,074,056
Dropbox, Inc. Class A (a)	454,320	10,308,521
Duck Creek Technologies, Inc. (a)	121,535	2,853,642
Dynatrace, Inc. (a)	318,169	14,133,067
E2open Parent Holdings, Inc. (a)(b)	292,971	2,630,880
Ebix, Inc.	39,031	1,151,805
eGain Communications Corp. (a)	36,168	426,421
Elastic NV (a)	114,196	9,895,083
Embark Technology, Inc. (a)(b)	350,893	1,600,072
Enfusion, Inc. Class A	35,823	594,304
Envestnet, Inc. (a)	87,952	6,580,569
Everbridge, Inc. (a)	59,940	2,368,829
EverCommerce, Inc.	30,974	371,069
Evolving Systems, Inc. (a)	3,507	6,663
Expensify, Inc.	17,421	357,131
Fair Isaac Corp. (a)	44,031	20,746,967
Five9, Inc. (a)	109,089	11,999,790
ForgeRock, Inc. (b)	24,701	365,822
Fortinet, Inc. (a)	216,707	74,659,896
Freshworks, Inc. (b)	58,158	1,065,455
GitLab, Inc. (b)	17,894	1,042,683
Greenidge Generation Holdings, Inc. (a)	12,717	121,829
GSE Systems, Inc. (a)	274	351
GTY Technology Holdings, Inc. (a)(b)	75,168	333,746
Guidewire Software, Inc. (a)(b)	134,219	11,831,405
HubSpot, Inc. (a)	71,852	37,722,300
Informatica, Inc. (b)	50,196	1,011,951
Intapp, Inc.	17,108	394,510
InterDigital, Inc.	49,320	3,177,194
Intrusion, Inc. (a)	19,226	68,829
Intuit, Inc.	453,641	215,193,681
Inuvo, Inc. (a)(b)	121,663	56,330
Ipsidy, Inc. (a)(b)	52,473	259,741
IronNet, Inc. Class A (a)(b)	64,806	301,996
Issuer Direct Corp. (a)	1,431	40,411
Jamf Holding Corp. (a)(b)	91,119	3,117,181
Kaltura, Inc.	13,949	31,246
Kaspien Holdings, Inc. (a)	105	819
KnowBe4, Inc. (a)	73,365	1,477,571
Latch, Inc. (a)(b)	154,028	636,136
LivePerson, Inc. (a)	108,023	2,190,706
Livevox Holdings, Inc. (a)	25,441	127,714
Mandiant, Inc. (a)	377,064	7,465,867
Manhattan Associates, Inc. (a)	101,755	13,602,608
Marathon Digital Holdings, Inc. (a)(b)	158,398	4,015,389
Marin Software, Inc. (a)(b)	17,179	53,255
Matterport, Inc. (a)(b)	292,861	2,170,100
McAfee Corp.	119,070	3,094,629
MeridianLink, Inc.	25,944	507,984
Microsoft Corp.	12,020,788	3,591,691,247
MicroStrategy, Inc. Class A (a)(b)	13,462	5,963,666
Mimecast Ltd. (a)	100,072	7,958,726
Mitek Systems, Inc. (a)	69,038	1,025,905
Model N, Inc. (a)	56,062	1,378,565
Momentive Global, Inc. (a)	206,074	3,239,483
N-able, Inc. (a)	107,839	1,247,697
nCino, Inc. (a)(b)	90,734	4,167,413
NCR Corp. (a)	210,835	8,543,034
NetSol Technologies, Inc. (a)	11,760	46,805
New Relic, Inc. (a)	92,977	6,158,796
Nextnav, Inc. (a)(b)	28,910	175,773
NortonLifeLock, Inc.	929,046	26,923,753
Nuance Communications, Inc. (a)	457,428	25,396,403
Nutanix, Inc. Class A (a)	336,934	8,996,138
NXT-ID, Inc. (a)(b)	2,348	5,987
Oblong, Inc. (a)	15,734	11,955
Olo, Inc. (a)(b)	98,952	1,445,689
ON24, Inc. (a)	15,006	234,094
Onespan, Inc. (a)	49,656	684,260
Oracle Corp.	2,579,980	196,001,081
Pagerduty, Inc. (a)	122,206	4,133,007
Palantir Technologies, Inc. (a)	2,559,417	30,329,091
Palo Alto Networks, Inc. (a)	156,731	93,137,397
Park City Group, Inc. (a)(b)	13,889	88,751
Paycom Software, Inc. (a)	76,789	26,047,597
Paycor HCM, Inc. (b)	49,059	1,377,086
Paylocity Holding Corp. (a)	63,750	13,543,050
Pegasystems, Inc.	66,664	5,807,768
Phunware, Inc. (a)(b)	120,842	361,318
Ping Identity Holding Corp. (a)	102,552	2,157,694
Progress Software Corp.	72,510	3,196,241
PROS Holdings, Inc. (a)	61,234	1,946,017
PTC, Inc. (a)	170,129	18,931,955
Q2 Holdings, Inc. (a)	91,509	5,952,660
Qualtrics International, Inc.	151,342	4,590,203
Qualys, Inc. (a)	53,236	6,671,003
Quantum Computing, Inc. (a)(b)	39,536	108,329
Qumu Corp. (a)	15,357	29,332
Rapid7, Inc. (a)	91,830	9,500,732
RealNetworks, Inc. (a)	24,148	15,696
Rekor Systems, Inc. (a)(b)	55,063	260,448
Rimini Street, Inc. (a)	49,057	222,228
RingCentral, Inc. (a)	131,777	17,241,703
Riot Blockchain, Inc. (a)(b)	130,680	2,251,616
SailPoint Technologies Holding, Inc. (a)	149,228	6,173,562
Salesforce.com, Inc. (a)	1,566,691	329,835,456
SeaChange International, Inc. (a)(b)	41,040	52,942
SecureWorks Corp. (a)	18,591	285,744
Semrush Holdings, Inc. (b)	27,924	416,347
SentinelOne, Inc.	70,855	2,940,483
ServiceNow, Inc. (a)	318,370	184,629,130
ShotSpotter, Inc. (a)	11,917	306,029
Smartsheet, Inc. (a)	202,052	10,743,105
Smith Micro Software, Inc. (a)(b)	72,155	300,165
Splunk, Inc. (a)	260,675	30,785,718
Sprinklr, Inc. (b)	26,252	315,024
Sprout Social, Inc. (a)	72,042	4,690,655
SPS Commerce, Inc. (a)	57,894	7,517,536
SRAX, Inc. (a)	35,558	158,233
SRAX, Inc. rights 12/31/20 (a)(c)	7,116	1,281
SS&C Technologies Holdings, Inc.	354,716	26,593,059
Stronghold Digital Mining, Inc. Class A	11,479	144,750
Sumo Logic, Inc. (a)	142,857	1,719,998
Synchronoss Technologies, Inc. (a)	125,684	202,351
Synopsys, Inc. (a)	243,734	76,140,064
Telos Corp. (a)	87,648	1,000,940
Tenable Holdings, Inc. (a)	146,483	8,109,299
Teradata Corp. (a)	174,399	8,718,206
The Trade Desk, Inc. (a)	698,244	59,574,178
Tyler Technologies, Inc. (a)	65,900	28,222,334
UiPath, Inc. Class A (a)	411,838	14,294,897
Unity Software, Inc. (a)	255,241	27,170,404
Upland Software, Inc. (a)	45,690	861,713
Varonis Systems, Inc. (a)	171,910	7,495,276
Verb Technology Co., Inc. (a)(b)	67,557	79,717
Verint Systems, Inc. (a)	105,845	5,316,594
Veritone, Inc. (a)(b)	47,975	807,899
Vertex, Inc. Class A (a)	42,236	588,347
Viant Technology, Inc.	17,145	141,103
VirnetX Holding Corp. (a)(b)	93,487	170,146
VMware, Inc. Class A (a)	322,155	37,795,225
Vonage Holdings Corp. (a)	399,105	8,109,814
Workday, Inc. Class A (a)	305,367	69,944,311
Workiva, Inc. (a)	74,053	7,797,781
Xperi Holding Corp.	172,052	2,979,941
Yext, Inc. (a)	188,838	1,401,178
Zendesk, Inc. (a)	192,306	22,436,341
Zeta Global Holdings Corp. (b)	38,459	500,352
Zoom Video Communications, Inc. Class A (a)	346,237	45,911,026
Zscaler, Inc. (a)	126,936	30,356,744
Zuora, Inc. (a)	183,692	2,788,445
		6,674,877,065
Technology Hardware, Storage& Peripherals - 6.1%
3D Systems Corp. (a)	202,905	3,615,767
Apple, Inc.	24,954,522	4,120,490,638
Astro-Med, Inc. (a)	8,893	133,395
Avid Technology, Inc. (a)	61,835	1,945,329
Boxlight Corp. (a)(b)	66,134	76,054
Corsair Gaming, Inc. (a)(b)	56,354	1,300,650
CPI Card Group (a)	3,318	43,134
Dell Technologies, Inc.	463,147	23,601,971
Diebold Nixdorf, Inc. (a)(b)	123,042	1,070,465
Eastman Kodak Co. (a)(b)	101,106	482,276
Hewlett Packard Enterprise Co.	2,094,411	33,343,023
HP, Inc.	1,840,119	63,226,489
Immersion Corp. (a)(b)	49,764	264,744
Intevac, Inc. (a)	41,497	214,954
IonQ, Inc. (a)(b)	184,843	2,953,791
NetApp, Inc.	358,466	28,096,565
One Stop Systems, Inc. (a)(b)	15,326	63,603
Pure Storage, Inc. Class A (a)	428,550	11,116,587
Quantum Corp. (a)	114,107	296,678
Seagate Technology Holdings PLC	327,328	33,767,156
Socket Mobile, Inc. (a)(b)	1,516	6,003
Sonim Technologies, Inc. (a)(b)	6,807	4,098
Super Micro Computer, Inc. (a)	72,354	2,842,789
Transact Technologies, Inc. (a)	14,803	133,375
Turtle Beach Corp. (a)	27,960	664,609
Western Digital Corp. (a)	497,771	25,356,455
Xerox Holdings Corp.	220,528	4,346,607
		4,359,457,205

TOTAL INFORMATION TECHNOLOGY		19,287,716,907

MATERIALS - 2.8%
Chemicals - 1.7%
Advanced Emissions Solutions, Inc. (a)	27,740	170,601
AdvanSix, Inc.	47,037	1,884,302
AgroFresh Solutions, Inc. (a)	31,343	62,999
Air Products & Chemicals, Inc.	354,602	83,792,453
Albemarle Corp. U.S.	186,941	36,619,872
American Vanguard Corp.	39,593	596,667
Amyris, Inc. (a)(b)	303,750	1,385,100
Ashland Global Holdings, Inc.	90,455	8,347,187
Avient Corp.	147,730	7,739,575
Axalta Coating Systems Ltd. (a)	340,798	9,215,178
Balchem Corp.	51,283	7,094,490
Cabot Corp.	92,887	6,795,613
Celanese Corp. Class A	174,991	24,372,746
CF Industries Holdings, Inc.	341,899	27,758,780
Chase Corp.	12,178	1,118,306
Core Molding Technologies, Inc. (a)	12,523	107,447
Corteva, Inc.	1,170,337	60,892,634
Danimer Scientific, Inc. (a)(b)	137,656	547,871
Diversey Holdings Ltd. (a)	84,791	811,450
Dow, Inc.	1,182,185	69,701,628
DuPont de Nemours, Inc.	826,819	63,970,986
Eastman Chemical Co.	213,813	25,330,426
Ecolab, Inc.	398,613	70,259,527
Ecovyst, Inc.	79,860	872,870
Element Solutions, Inc.	348,111	8,556,568
Ferro Corp. (a)	129,415	2,812,188
Flotek Industries, Inc. (a)	92,584	131,469
FMC Corp.	202,523	23,745,822
FutureFuel Corp.	46,867	344,941
GCP Applied Technologies, Inc. (a)	83,405	2,633,930
H.B. Fuller Co.	84,247	5,759,967
Hawkins, Inc.	29,228	1,322,859
Huntsman Corp.	331,916	13,422,683
Ingevity Corp. (a)	64,823	4,422,873
Innospec, Inc.	38,486	3,675,413
International Flavors & Fragrances, Inc.	406,573	54,074,209
Intrepid Potash, Inc. (a)	16,359	930,664
Koppers Holdings, Inc.	31,948	914,671
Kraton Performance Polymers, Inc. (a)	51,103	2,358,403
Kronos Worldwide, Inc.	48,675	716,983
Linde PLC	820,834	240,701,362
Livent Corp. (a)(b)	258,571	6,089,347
Loop Industries, Inc. (a)(b)	33,272	230,908
LSB Industries, Inc.	47,737	825,850
LyondellBasell Industries NV Class A	420,299	40,865,672
Marrone Bio Innovations, Inc. (a)	136,318	93,964
Minerals Technologies, Inc.	55,301	3,870,517
NewMarket Corp.	11,259	3,577,660
Northern Technologies International Corp.	7,327	93,786
Olin Corp.	228,987	11,795,120
Origin Materials, Inc. Class A (a)(b)	205,325	1,065,637
Orion Engineered Carbons SA	98,087	1,524,272
PPG Industries, Inc.	378,547	50,517,097
PureCycle Technologies, Inc. (a)	123,574	860,075
Quaker Houghton	21,507	3,991,914
Rayonier Advanced Materials, Inc. (a)	100,330	588,937
RPM International, Inc.	208,356	17,620,667
Sensient Technologies Corp.	68,461	5,622,702
Sherwin-Williams Co.	385,850	101,528,711
Stepan Co.	35,125	3,639,653
The Chemours Co. LLC	258,466	7,133,662
The Mosaic Co.	590,911	30,981,464
The Scotts Miracle-Gro Co. Class A	65,071	9,113,844
Trecora Resources (a)	28,027	248,599
Tredegar Corp.	40,525	466,443
Trinseo PLC (b)	62,069	3,225,105
Tronox Holdings PLC	181,541	3,685,282
Valhi, Inc.	4,257	108,426
Valvoline, Inc.	288,128	9,315,178
Westlake Corp.	53,500	5,901,585
Zymergen, Inc. (a)	28,321	108,469
		1,200,664,259
Construction Materials - 0.1%
Eagle Materials, Inc.	65,701	8,989,868
Forterra, Inc. (a)	51,738	1,218,947
Martin Marietta Materials, Inc.	99,733	37,838,700
Smith-Midland Corp. (a)	5,629	134,026
Summit Materials, Inc. (a)	187,149	5,842,792
United States Lime & Minerals, Inc.	4,477	526,182
Vulcan Materials Co.	212,051	38,476,654
		93,027,169
Containers & Packaging - 0.4%
Amcor PLC	2,465,646	28,675,463
Aptargroup, Inc.	105,301	12,834,086
Avery Dennison Corp.	132,790	23,397,598
Ball Corp.	516,828	46,380,145
Berry Global Group, Inc. (a)	216,669	13,140,975
Crown Holdings, Inc.	205,337	25,188,690
Graphic Packaging Holding Co.	451,889	9,299,876
Greif, Inc.:
Class A	42,211	2,426,710
Class B	11,807	672,054
International Paper Co.	616,242	26,825,014
Myers Industries, Inc.	59,545	989,638
O-I Glass, Inc. (a)	251,291	3,211,499
Packaging Corp. of America	152,146	22,394,370
Pactiv Evergreen, Inc.	69,904	672,476
Ranpak Holdings Corp. (A Shares) (a)	65,732	1,590,714
Sealed Air Corp.	237,215	15,924,243
Silgan Holdings, Inc.	132,445	5,546,797
Sonoco Products Co.	155,246	9,116,045
TriMas Corp.	70,955	2,306,747
UFP Technologies, Inc. (a)	10,975	758,812
WestRock Co.	428,454	19,396,113
		270,748,065
Metals & Mining - 0.6%
Alcoa Corp.	297,697	22,428,492
Allegheny Technologies, Inc. (a)	201,208	5,179,094
Alpha Metallurgical Resources (a)	29,324	2,779,329
Ampco-Pittsburgh Corp. (a)(b)	10,622	64,369
Arconic Corp. (a)	167,404	5,139,303
Carpenter Technology Corp.	76,462	2,935,376
Century Aluminum Co. (a)(b)	77,869	1,839,266
Cleveland-Cliffs, Inc. (a)	728,727	16,294,336
Coeur d'Alene Mines Corp. (a)	412,012	1,771,652
Commercial Metals Co.	196,834	7,587,951
Compass Minerals International, Inc.	56,183	3,293,447
Comstock Mining, Inc. (a)(b)	126,992	185,408
Freeport-McMoRan, Inc.	2,351,236	110,390,530
Friedman Industries	9,343	73,249
Gatos Silver, Inc. (a)	77,452	261,013
Gold Resource Corp.	117,167	189,811
Golden Minerals Co. (a)(b)	97,441	45,788
Haynes International, Inc.	21,795	796,825
Hecla Mining Co.	870,652	5,014,956
Hycroft Mining Holding Corp. (a)	59,742	18,526
Kaiser Aluminum Corp.	26,057	2,514,501
Materion Corp.	33,447	2,794,497
McEwen Mining, Inc. (a)	552,224	437,417
MP Materials Corp. (a)(b)	118,088	5,387,175
Newmont Corp.	1,274,790	84,391,098
Nucor Corp.	455,877	60,002,531
Olympic Steel, Inc.	15,009	401,791
Paramount Gold Nevada Corp. (a)	5,612	3,451
Piedmont Lithium, Inc. (a)	27,806	1,461,205
Ramaco Resources, Inc.	20,697	304,039
Reliance Steel & Aluminum Co.	100,274	19,139,298
Royal Gold, Inc.	105,581	12,802,752
Ryerson Holding Corp.	24,848	649,030
Schnitzer Steel Industries, Inc. Class A	43,053	2,094,528
Solitario Exploration & Royalty Corp. (a)(b)	12,775	7,665
Steel Dynamics, Inc.	301,811	21,301,820
SunCoke Energy, Inc.	132,237	1,048,639
Synalloy Corp. (a)	11,222	179,328
TimkenSteel Corp. (a)(b)	64,113	1,155,957
U.S. Antimony Corp. (a)(b)	69,277	33,599
U.S. Gold Corp. (a)	4,474	31,318
United States Steel Corp.	431,682	11,746,067
Universal Stainless & Alloy Products, Inc. (a)	11,782	117,349
Warrior Metropolitan Coal, Inc.	80,657	2,540,696
Worthington Industries, Inc.	53,974	3,077,597
		419,912,069
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	25,374	731,532
Glatfelter Corp.	68,287	938,263
Louisiana-Pacific Corp.	140,174	10,085,519
Mercer International, Inc. (SBI)	69,747	932,517
Neenah, Inc.	27,539	1,072,644
Resolute Forest Products	76,819	957,933
Schweitzer-Mauduit International, Inc.	51,726	1,614,886
Sylvamo Corp. (a)	56,337	1,966,161
Verso Corp.	52,711	1,397,369
		19,696,824

TOTAL MATERIALS		2,004,048,386

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Acadia Realty Trust (SBI)	143,838	3,083,887
Agree Realty Corp.	113,183	7,260,689
Alexander & Baldwin, Inc.	122,362	2,744,580
Alexanders, Inc.	4,201	1,064,617
Alexandria Real Estate Equities, Inc.	226,558	42,910,085
Alpine Income Property Trust, Inc.	17,081	327,443
American Assets Trust, Inc.	86,657	3,168,180
American Campus Communities, Inc.	223,188	12,009,746
American Homes 4 Rent Class A	455,384	17,309,146
American Tower Corp.	729,473	165,495,540
Americold Realty Trust	431,846	11,538,925
Apartment Income (REIT) Corp.	252,462	13,029,564
Apartment Investment & Management Co. Class A (a)	224,110	1,600,145
Apple Hospitality (REIT), Inc.	341,108	6,034,201
Armada Hoffler Properties, Inc.	102,818	1,509,368
Ashford Hospitality Trust, Inc. (a)	52,806	454,660
AvalonBay Communities, Inc.	222,867	53,173,838
Bluerock Residential Growth (REIT), Inc.	42,858	1,137,880
Boston Properties, Inc.	227,066	27,772,442
Braemar Hotels & Resorts, Inc. (a)	89,458	533,170
Brandywine Realty Trust (SBI)	268,007	3,572,533
Brixmor Property Group, Inc.	474,363	11,915,999
Broadstone Net Lease, Inc.	260,430	5,640,914
BRT Apartments Corp.	38,608	849,762
Camden Property Trust (SBI)	163,373	26,974,516
CareTrust (REIT), Inc.	155,166	2,715,405
CatchMark Timber Trust, Inc.	86,499	662,582
Cedar Realty Trust, Inc.	20,673	496,359
Centerspace	21,425	2,013,736
Chatham Lodging Trust (a)	72,371	995,101
CIM Commercial Trust Corp.	40,536	314,559
City Office REIT, Inc.	79,355	1,366,493
Clipper Realty, Inc.	18,245	173,692
Community Healthcare Trust, Inc.	39,903	1,663,955
CorEnergy Infrastructure Trust, Inc.	20,064	61,596
CorePoint Lodging, Inc. (a)	63,549	1,014,878
Corporate Office Properties Trust (SBI)	183,906	4,820,176
Cousins Properties, Inc.	242,918	9,383,922
Crown Castle International Corp.	691,004	115,114,356
CTO Realty Growth, Inc.	9,746	610,977
CubeSmart	347,629	16,759,194
CyrusOne, Inc.	202,532	18,298,766
DiamondRock Hospitality Co. (a)	330,337	3,154,718
Digital Realty Trust, Inc.	454,344	61,300,092
Digitalbridge Group, Inc. (a)	817,034	5,923,497
Diversified Healthcare Trust (SBI)	369,964	1,065,496
Douglas Emmett, Inc.	280,342	8,886,841
Duke Realty Corp.	611,001	32,383,053
Easterly Government Properties, Inc.	148,553	3,092,873
EastGroup Properties, Inc.	65,739	12,540,372
Empire State Realty Trust, Inc.	226,638	2,143,995
EPR Properties	121,899	6,070,570
Equinix, Inc.	144,339	102,441,718
Equity Commonwealth (a)	192,473	5,114,008
Equity Lifestyle Properties, Inc.	275,895	20,587,285
Equity Residential (SBI)	544,963	46,485,344
Essential Properties Realty Trust, Inc.	203,303	5,139,500
Essex Property Trust, Inc.	104,176	33,041,502
Extra Space Storage, Inc.	213,907	40,246,602
Farmland Partners, Inc.	63,109	736,482
Federal Realty Investment Trust (SBI)	112,433	13,219,872
First Industrial Realty Trust, Inc.	208,424	12,001,054
Four Corners Property Trust, Inc.	122,299	3,226,248
Franklin Street Properties Corp.	166,446	962,058
Gaming & Leisure Properties	364,154	16,536,233
Getty Realty Corp.	66,664	1,836,593
Gladstone Commercial Corp.	68,755	1,456,918
Gladstone Land Corp.	49,422	1,477,224
Global Medical REIT, Inc.	111,695	1,753,612
Global Net Lease, Inc.	165,146	2,346,725
Global Self Storage, Inc.	1,725	9,833
Healthcare Realty Trust, Inc.	236,222	6,160,670
Healthcare Trust of America, Inc.	353,658	10,394,009
Healthpeak Properties, Inc.	867,370	26,940,512
Hersha Hospitality Trust (a)	63,989	590,618
Highwoods Properties, Inc. (SBI)	165,356	7,209,522
Host Hotels & Resorts, Inc.	1,150,894	21,026,833
Hudson Pacific Properties, Inc.	242,333	6,397,591
Independence Realty Trust, Inc.	194,149	4,906,145
Indus Realty Trust, Inc.	10,062	766,121
Industrial Logistics Properties Trust	114,465	2,560,582
InvenTrust Properties Corp.	112,715	2,924,954
Invitation Homes, Inc.	959,454	36,267,361
Iron Mountain, Inc.	462,938	22,767,291
iStar Financial, Inc.	117,954	2,963,004
JBG SMITH Properties	189,372	5,052,445
Kilroy Realty Corp.	168,175	12,044,694
Kimco Realty Corp.	984,242	23,159,214
Kite Realty Group Trust	356,305	7,813,769
Lamar Advertising Co. Class A	138,540	15,109,172
Life Storage, Inc.	131,262	16,616,457
LTC Properties, Inc.	61,833	2,091,810
LXP Industrial Trust (REIT)	445,297	6,884,292
Medical Properties Trust, Inc.	957,492	19,475,387
Mid-America Apartment Communities, Inc.	183,851	37,617,753
National Health Investors, Inc.	77,251	4,118,251
National Retail Properties, Inc.	284,258	12,112,233
National Storage Affiliates Trust	134,503	7,837,490
Necessity Retail (REIT), Inc./The	202,108	1,422,840
NETSTREIT Corp.	68,051	1,506,649
New York City REIT, Inc.	22,015	255,594
NexPoint Residential Trust, Inc.	35,986	3,057,730
Office Properties Income Trust	81,752	2,047,888
Omega Healthcare Investors, Inc.	388,825	10,953,200
One Liberty Properties, Inc.	29,137	846,721
Orion Office (REIT), Inc. (a)	87,055	1,482,547
Outfront Media, Inc.	236,645	6,318,422
Paramount Group, Inc.	268,972	3,009,797
Park Hotels & Resorts, Inc. (a)	371,137	6,992,221
Pebblebrook Hotel Trust	212,843	4,791,096
Pennsylvania Real Estate Investment Trust (SBI) (a)(b)	82,490	76,707
Phillips Edison & Co., Inc.	31,956	1,032,818
Physicians Realty Trust	354,273	5,760,479
Piedmont Office Realty Trust, Inc. Class A	206,647	3,521,265
Plymouth Industrial REIT, Inc.	50,320	1,312,346
Postal Realty Trust, Inc.	20,396	355,910
Potlatch Corp.	106,834	5,865,187
Preferred Apartment Communities, Inc. Class A	79,157	1,999,506
Prologis (REIT), Inc.	1,184,127	172,704,923
PS Business Parks, Inc.	33,593	5,351,029
Public Storage	243,530	86,458,021
Rayonier, Inc.	228,530	9,072,641
Realty Income Corp.	906,888	59,936,228
Regency Centers Corp.	247,552	16,311,201
Retail Opportunity Investments Corp.	189,130	3,434,601
Retail Value, Inc.	27,342	84,760
Rexford Industrial Realty, Inc.	245,451	17,213,479
RLJ Lodging Trust	270,255	3,780,867
RPT Realty	129,153	1,672,531
Ryman Hospitality Properties, Inc. (a)	88,041	7,757,293
Sabra Health Care REIT, Inc.	372,551	5,003,360
Safehold, Inc.	25,633	1,572,841
Saul Centers, Inc.	24,642	1,134,271
SBA Communications Corp. Class A	173,819	52,734,946
Seritage Growth Properties (a)	62,696	638,872
Service Properties Trust	253,353	2,186,436
Simon Property Group, Inc.	525,695	72,314,604
SITE Centers Corp.	294,649	4,581,792
SL Green Realty Corp.	111,267	8,847,952
Sotherly Hotels, Inc. (a)	1,919	4,510
Spirit Realty Capital, Inc.	202,066	9,369,800
Stag Industrial, Inc.	284,854	11,097,912
Store Capital Corp.	400,136	12,292,178
Summit Hotel Properties, Inc. (a)	162,980	1,611,872
Sun Communities, Inc.	185,696	33,610,976
Sunstone Hotel Investors, Inc. (a)	341,796	3,616,202
Tanger Factory Outlet Centers, Inc.	164,834	2,749,431
Terreno Realty Corp.	126,076	8,672,768
The Macerich Co.	344,371	5,268,876
UDR, Inc.	463,985	25,458,857
UMH Properties, Inc.	68,758	1,585,559
Uniti Group, Inc.	373,239	4,840,910
Universal Health Realty Income Trust (SBI)	23,068	1,317,413
Urban Edge Properties	178,440	3,251,177
Urstadt Biddle Properties, Inc. Class A	52,535	989,234
Ventas, Inc.	638,856	34,498,224
Veris Residential, Inc. (a)	163,969	2,771,076
VICI Properties, Inc.	1,010,141	28,243,542
Vornado Realty Trust	255,796	11,070,851
Washington REIT (SBI)	134,568	3,143,508
Welltower, Inc.	697,321	58,079,866
Weyerhaeuser Co.	1,201,731	46,723,301
Wheeler REIT, Inc. (a)	4,774	9,500
Whitestone REIT Class B	74,493	877,528
WP Carey, Inc.	300,214	23,236,564
Xenia Hotels & Resorts, Inc. (a)	176,409	3,270,623
		2,297,629,904
Real Estate Management & Development - 0.2%
Alset Ehome International, Inc. (a)	9,493	3,305
Altisource Asset Management Corp. (a)(b)(c)	2,244	43,264
Altisource Portfolio Solutions SA (a)(b)	15,310	193,365
American Realty Investments, Inc. (a)	4,842	63,237
Amrep Corp. (a)	2,310	27,581
CBRE Group, Inc.	535,252	51,839,156
Comstock Holding Companies, Inc. (a)	1,055	4,864
Cushman & Wakefield PLC (a)	242,908	5,324,543
Doma Holdings, Inc. Class A (a)	290,170	771,852
Douglas Elliman, Inc. (a)	103,122	777,540
eXp World Holdings, Inc.	109,956	2,940,223
Fathom Holdings, Inc. (a)	6,140	78,776
Forestar Group, Inc. (a)	24,244	443,908
FRP Holdings, Inc. (a)	12,591	729,397
Howard Hughes Corp. (a)	66,728	6,377,862
Jones Lang LaSalle, Inc. (a)	80,483	19,816,524
Kennedy-Wilson Holdings, Inc.	188,433	4,171,907
Marcus & Millichap, Inc.	39,258	1,952,300
Maui Land & Pineapple, Inc. (a)	22,080	225,437
Newmark Group, Inc.	261,005	4,614,568
Offerpad Solutions, Inc. (a)(b)	130,169	667,767
Opendoor Technologies, Inc. (a)	611,379	5,105,015
Rafael Holdings, Inc. (a)(b)	15,875	50,006
RE/MAX Holdings, Inc.	28,435	842,813
Realogy Holdings Corp. (a)	188,869	3,433,638
Redfin Corp. (a)(b)	169,228	3,660,402
Stratus Properties, Inc. (a)	9,028	344,779
Tejon Ranch Co. (a)	33,345	566,198
The RMR Group, Inc.	23,696	690,501
The St. Joe Co.	51,963	2,807,561
Transcontinental Realty Investors, Inc. (a)	14,533	558,067
Trinity Place Holdings, Inc. (a)	9,882	18,578
Zillow Group, Inc.:
Class A (a)	103,653	5,936,207
Class C (a)(b)	228,687	13,154,076
		138,235,217

TOTAL REAL ESTATE		2,435,865,121

UTILITIES - 2.5%
Electric Utilities - 1.5%
Allete, Inc.	86,129	5,420,959
Alliant Energy Corp.	401,020	23,419,568
American Electric Power Co., Inc.	805,463	73,015,221
Avangrid, Inc.	111,382	4,997,710
Constellation Energy Corp.	521,927	23,998,203
Duke Energy Corp.	1,231,235	123,628,306
Edison International	608,490	38,590,436
Entergy Corp.	321,037	33,776,303
Evergy, Inc.	368,094	22,972,747
Eversource Energy	549,269	44,930,204
Exelon Corp.	1,565,782	66,639,682
FirstEnergy Corp.	874,198	36,585,186
Genie Energy Ltd. Class B	35,001	215,606
Hawaiian Electric Industries, Inc.	171,956	7,046,757
IDACORP, Inc.	80,953	8,415,064
MGE Energy, Inc.	59,045	4,252,421
NextEra Energy, Inc.	3,141,875	245,914,556
NRG Energy, Inc.	392,171	14,839,751
OGE Energy Corp.	319,579	12,000,191
Otter Tail Corp.	68,364	4,228,997
PG&E Corp. (a)	2,422,765	27,546,838
Pinnacle West Capital Corp.	180,232	12,765,833
PNM Resources, Inc.	137,510	6,211,327
Portland General Electric Co.	139,890	7,102,215
PPL Corp.	1,197,655	31,342,631
Southern Co.	1,696,884	109,907,177
Via Renewables, Inc. Class A,	17,335	193,285
Xcel Energy, Inc.	864,443	58,202,947
		1,048,160,121
Gas Utilities - 0.1%
Atmos Energy Corp.	211,148	23,186,162
Chesapeake Utilities Corp.	28,743	3,821,382
National Fuel Gas Co.	144,346	8,984,095
New Jersey Resources Corp.	155,361	6,776,847
Northwest Natural Holding Co.	48,857	2,541,053
ONE Gas, Inc.	85,316	7,088,906
RGC Resources, Inc.	11,687	256,763
South Jersey Industries, Inc.	188,313	6,389,460
Southwest Gas Corp.	100,663	7,141,033
Spire, Inc.	79,339	5,324,440
UGI Corp.	334,286	12,849,954
		84,360,095
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	52,418	1,603,467
Class C	140,582	4,695,439
Montauk Renewables, Inc. (a)(b)	104,280	1,078,255
Ormat Technologies, Inc. (b)	70,556	5,034,171
Sunnova Energy International, Inc. (a)	149,077	3,003,902
The AES Corp.	1,067,875	22,670,986
Vistra Corp.	764,251	17,440,208
		55,526,428
Multi-Utilities - 0.7%
Ameren Corp.	411,170	35,340,062
Avista Corp.	115,826	5,169,314
Black Hills Corp.	103,572	7,249,004
CenterPoint Energy, Inc.	1,008,870	27,592,595
CMS Energy Corp.	464,903	29,758,441
Consolidated Edison, Inc.	565,775	48,526,522
Dominion Energy, Inc.	1,297,340	103,177,450
DTE Energy Co.	309,521	37,634,658
MDU Resources Group, Inc.	328,413	8,791,616
NiSource, Inc.	629,792	18,219,883
NorthWestern Energy Corp.	84,010	5,080,925
Public Service Enterprise Group, Inc.	807,908	52,376,676
Sempra Energy	511,915	73,828,381
Unitil Corp.	25,972	1,311,326
WEC Energy Group, Inc.	505,511	45,940,840
		499,997,693
Water Utilities - 0.1%
American States Water Co.	57,283	4,820,937
American Water Works Co., Inc.	290,609	43,908,114
Artesian Resources Corp. Class A	13,592	631,756
Cadiz, Inc. (a)(b)	51,666	134,332
California Water Service Group	87,221	4,965,492
Essential Utilities, Inc.	372,421	17,544,753
Global Water Resources, Inc.	14,579	222,330
Middlesex Water Co.	27,124	2,712,129
Pure Cycle Corp. (a)	33,010	391,169
SJW Corp.	44,312	2,890,029
York Water Co.	23,522	1,055,432
		79,276,473

TOTAL UTILITIES		1,767,320,810

TOTAL COMMON STOCKS
(Cost $38,490,197,616)		71,083,301,077

Nonconvertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Meta Materials, Inc. (a)	189,090	366,835
Software - 0.0%
SRAX, Inc. (c)	35,558	1,778
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $76,297)		368,613
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 4% 6/15/23 (Cost $11,000)(d)	11,000	10,784
	Shares	Value

Money Market Funds - 1.5%
Fidelity Cash Central Fund 0.07% (e)	105,029,921	105,050,927
Fidelity Securities Lending Cash Central Fund 0.07% (e)(f)	922,332,104	922,424,338
TOTAL MONEY MARKET FUNDS
(Cost $1,027,444,680)		1,027,475,265
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $39,517,729,593)		72,111,155,739
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(823,311,998)
NET ASSETS - 100%		$71,287,843,741

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	251	March 2022	$25,658,475	$623,983	$623,983
CME E-mini S&P 500 Index Contracts (United States)	808	March 2022	176,467,200	(717,223)	(717,223)
CME E-mini S&P MidCap 400 Index Contracts (United States)	49	March 2022	13,024,200	185,635	185,635
TOTAL FUTURES CONTRACTS					$92,395

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$184,219,556	$4,876,380,926	$4,955,549,555	$121,382	$--	$--	$105,050,927	0.2%
Fidelity Securities Lending Cash Central Fund 0.07%	922,534,623	5,478,220,907	5,478,331,192	9,822,186	--	--	922,424,338	2.4%
Total	$1,106,754,179	$10,354,601,833	$10,433,880,747	$9,943,568	$--	$--	$1,027,475,265

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$6,226,082,332	$6,226,043,584	$--	$38,748
Consumer Discretionary	8,391,232,446	8,391,228,499	--	3,947
Consumer Staples	4,036,164,867	4,036,158,397	6,470	--
Energy	2,590,637,912	2,590,637,912	--	--
Financials	8,674,073,544	8,674,073,544	--	--
Health Care	9,369,821,194	9,369,265,063	17	556,114
Industrials	6,300,337,558	6,300,337,518	--	40
Information Technology	19,288,085,520	19,288,082,461	--	3,059
Materials	2,004,048,386	2,004,048,386	--	--
Real Estate	2,435,865,121	2,435,821,857	--	43,264
Utilities	1,767,320,810	1,767,320,810	--	--
Corporate Bonds	10,784	--	10,784	--
Money Market Funds	1,027,475,265	1,027,475,265	--	--
Total Investments in Securities:	$72,111,155,739	$72,110,493,296	$17,271	$645,172
Derivative Instruments:
Assets
Futures Contracts	$809,618	$809,618	$--	$--
Total Assets	$809,618	$809,618	$--	$--
Liabilities
Futures Contracts	$(717,223)	$(717,223)	$--	$--
Total Liabilities	$(717,223)	$(717,223)	$--	$--
Total Derivative Instruments:	$92,395	$92,395	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$809,618	$(717,223)
Total Equity Risk	809,618	(717,223)
Total Value of Derivatives	$809,618	$(717,223)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022
Assets
Investment in securities, at value (including securities loaned of $918,271,849) — See accompanying schedule: Unaffiliated issuers (cost $38,490,284,913)	$71,083,680,474
Fidelity Central Funds (cost $1,027,444,680)	1,027,475,265
Total Investment in Securities (cost $39,517,729,593)		$72,111,155,739
Segregated cash with brokers for derivative instruments		9,365,300
Receivable for investments sold		2,050,431
Receivable for fund shares sold		54,794,351
Dividends receivable		84,102,901
Interest receivable		92
Distributions receivable from Fidelity Central Funds		900,703
Other receivables		1,345,378
Total assets		72,263,714,895
Liabilities
Payable to custodian bank	$53,044
Payable for fund shares redeemed	51,067,501
Accrued management fee	901,826
Payable for daily variation margin on futures contracts	323,584
Other payables and accrued expenses	1,341,930
Collateral on securities loaned	922,183,269
Total liabilities		975,871,154
Net Assets		$71,287,843,741
Net Assets consist of:
Paid in capital		$39,137,345,265
Total accumulated earnings (loss)		32,150,498,476
Net Assets		$71,287,843,741
Net Asset Value, offering price and redemption price per share ($71,287,843,741 ÷ 581,523,554 shares)		$122.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2022
Investment Income
Dividends		$914,767,102
Interest		1,976
Income from Fidelity Central Funds (including $9,822,186 from security lending)		9,943,568
Total income		924,712,646
Expenses
Management fee	$10,357,360
Independent trustees' fees and expenses	248,237
Total expenses before reductions	10,605,597
Expense reductions	(396)
Total expenses after reductions		10,605,201
Net investment income (loss)		914,107,445
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	177,697,676
Futures contracts	42,413,105
Total net realized gain (loss)		220,110,781
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	6,042,745,118
Futures contracts	(8,186,100)
Total change in net unrealized appreciation (depreciation)		6,034,559,018
Net gain (loss)		6,254,669,799
Net increase (decrease) in net assets resulting from operations		$7,168,777,244

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2022	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$914,107,445	$796,886,543
Net realized gain (loss)	220,110,781	(242,524,739)
Change in net unrealized appreciation (depreciation)	6,034,559,018	14,748,963,658
Net increase (decrease) in net assets resulting from operations	7,168,777,244	15,303,325,462
Distributions to shareholders	(871,074,643)	(824,389,466)
Share transactions
Proceeds from sales of shares	12,792,374,740	10,243,071,315
Reinvestment of distributions	779,440,230	738,069,837
Cost of shares redeemed	(8,465,837,461)	(11,561,910,022)
Net increase (decrease) in net assets resulting from share transactions	5,105,977,509	(580,768,870)
Total increase (decrease) in net assets	11,403,680,110	13,898,167,126
Net Assets
Beginning of period	59,884,163,631	45,985,996,505
End of period	$71,287,843,741	$59,884,163,631
Other Information
Shares
Sold	102,705,876	110,415,936
Issued in reinvestment of distributions	5,952,763	7,454,771
Redeemed	(67,608,808)	(131,056,842)
Net increase (decrease)	41,049,831	(13,186,135)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Market Index Fund

Years ended February 28,	2022	2021	2020 A	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$110.80	$83.06	$79.36	$77.42	$68.19
Income from Investment Operations
Net investment income (loss)B,C	1.62	1.50	1.57	1.45	1.36
Net realized and unrealized gain (loss)	11.70	27.80	3.88	2.28	9.65
Total from investment operations	13.32	29.30	5.45	3.73	11.01
Distributions from net investment income	(1.53)	(1.56)	(1.63)	(1.46)	(1.27)
Distributions from net realized gain	–	–	(.13)	(.34)	(.51)
Total distributions	(1.53)	(1.56)	(1.75)D	(1.79)D	(1.78)
Net asset value, end of period	$122.59	$110.80	$83.06	$79.36	$77.42
Total ReturnE	11.94%	35.50%	6.77%	5.02%	16.25%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.02%	.02%	.02%	.02%	.02%
Expenses net of fee waivers, if any	.02%	.02%	.02%	.02%	.02%
Expenses net of all reductions	.02%	.02%	.02%	.02%	.02%
Net investment income (loss)	1.29%	1.60%	1.84%	1.90%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$71,287,844	$59,884,164	$45,985,996	$43,922,333	$6,114,864
Portfolio turnover rateH	3%	6%I	11%I	8%	2%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity® Extended Market Index Fund	(6.58)%	11.85%	12.45%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Extended Market Index Fund on February 29, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Completion Total Stock Market Index℠ performed over the same period.

Period Ending Values
$32,326	Fidelity® Extended Market Index Fund
$31,924	Dow Jones U.S. Completion Total Stock Market Index℠

Fidelity® Extended Market Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 16.39% for the 12 months ending February 28, 2022. U.S. large-cap equities retreated to begin the new year after posting a strong result in 2021 amid improved economic growth, strong corporate earnings, widespread COVID-19 vaccination, and accommodative fiscal and monetary stimulus. These tailwinds, among others, have supported the historic rebound for U.S. stocks since the early-2020 outbreak and spread of COVID-19. The uptrend was briefly interrupted in September, with the index returning -4.65% as sentiment turned broadly negative due to a host of factors. These included inflationary pressure from surging commodity prices, rising bond yields, supply constraint and disruption, and the delta variant of the coronavirus. Also, the U.S. Federal Reserve signaled it could soon begin to taper the bond purchases it has made since the onset of the pandemic. The S&P 500® reversed course in October, rising 7.01% on earnings strength, followed by a 4.48% advance in December, after studies suggested that the omicron variant resulted in fewer severe COVID-19 cases. Uncertainty then washed over the market as the calendar turned. Stocks slid as investors digested geopolitical unrest, with Russia invading and escalating its attack on Ukraine, and the Fed’s accelerated plan to hike interest rates amid soaring inflation. The year-to-date pullback for the index was -8.01%. For the full 12 months, energy stocks rose 55%, driven by surging oil prices, whereas communications services (+1%) notably lagged.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund returned -6.58%, roughly in line with the -6.64% result of the benchmark Dow Jones U.S. Completion Total Stock Market Index. By sector, health care returned approximately -26% and detracted most. Information technology (-13%), especially in the software & services industry (-19%), and consumer discretionary (-15%) also hurt. Other notable detractors included the communication services (-28%) and industrials (-4%) sectors. In contrast, financials gained about 18% and contributed most. Energy stocks also helped, gaining roughly 46%. The materials sector rose approximately 19%. Other notable contributors included the real estate (+8%), utilities (+14%), and consumer staples (+0%) sectors. Turning to individual stocks, the biggest individual detractor was Zoom Video Communications (-64%), from the software & services group. Block (-44%) and Twilio (-55%), from the software & services industry, hurt. Other detractors from the media & entertainment industry were Pinterest (-67%) and Roku (-65%). In contrast, the biggest individual contributor was Moderna (+98%), from the pharmaceuticals, biotechnology & life sciences segment. Blackstone, within the diversified financials category, advanced roughly 91% and lifted the fund. In software & services, Palo Alto Networks (+66%) and EPAM Systems (+83%) helped. Another contributor was Marvell Technology (+45%), a stock in the semiconductors & semiconductor equipment group.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Extended Market Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2022

% of fund's net assets
Blackstone, Inc.	1.2
Block, Inc. Class A	0.9
Snowflake Computing, Inc.	0.8
Uber Technologies, Inc.	0.8
Palo Alto Networks, Inc.	0.8
Marvell Technology, Inc.	0.8
Airbnb, Inc. Class A	0.7
Workday, Inc. Class A	0.6
Snap, Inc. Class A	0.6
Datadog, Inc. Class A	0.6
7.8

Top Market Sectors as of February 28, 2022

% of fund's net assets
Information Technology	22.3
Financials	15.3
Industrials	13.7
Health Care	12.5
Consumer Discretionary	11.7
Real Estate	7.5
Communication Services	4.3
Materials	4.1
Energy	3.4
Consumer Staples	3.0

Fidelity® Extended Market Index Fund

Schedule of Investments February 28, 2022

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 0.5%
Anterix, Inc. (a)	97,546	$5,197,251
AST SpaceMobile, Inc. (a)(b)	225,546	1,596,866
ATN International, Inc.	49,294	1,642,969
Bandwidth, Inc. (a)(b)	127,913	3,907,742
Cogent Communications Group, Inc.	227,651	14,433,073
Consolidated Communications Holdings, Inc. (a)	372,473	2,652,008
Cuentas, Inc. (a)(b)	9,657	9,013
EchoStar Holding Corp. Class A (a)(b)	215,717	5,250,552
Frontier Communications Parent, Inc. (a)(b)	1,090,270	30,036,939
Globalstar, Inc. (a)(b)	3,541,483	4,178,950
IDT Corp. Class B (a)	93,195	3,360,612
Iridium Communications, Inc. (a)	710,475	28,127,705
Liberty Global PLC:
Class A (a)	727,193	18,747,036
Class B (a)	300	7,707
Class C (a)	1,944,705	50,309,518
Liberty Latin America Ltd.:
Class A (a)	243,139	2,443,547
Class C (a)	688,605	6,948,024
Ooma, Inc. (a)	121,244	2,027,200
Radius Global Infrastructure, Inc. (a)	329,012	4,231,094
		185,107,806
Entertainment - 0.8%
AMC Entertainment Holdings, Inc. Class A (a)(b)	2,708,860	51,089,100
Ballantyne of Omaha, Inc. (a)	109,342	306,158
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	51,402	498,599
Cinedigm Corp. (a)(b)	854,607	675,310
Cinemark Holdings, Inc. (a)(b)	620,624	10,885,745
CuriosityStream, Inc. Class A (a)(b)	186,670	683,212
Dolphin Entertainment, Inc. (a)(b)	43,056	180,405
Gaia, Inc. Class A (a)	94,046	638,572
Grom Social Enterprises, Inc. (a)(b)	58,322	61,821
Lions Gate Entertainment Corp.:
Class A (a)(b)	356,396	5,474,243
Class B (a)	545,794	7,777,565
LiveOne, Inc. (a)	340,911	291,615
Madison Square Garden Entertainment Corp. (a)(b)	139,544	10,934,668
Madison Square Garden Sports Corp. (a)	79,218	13,704,714
Marcus Corp. (a)(b)	139,624	2,538,364
Motorsport Games, Inc. Class A (a)(b)	18,828	64,203
Playstudios, Inc. Class A (a)(b)	426,423	1,944,489
Playtika Holding Corp. (a)	544,922	11,225,393
Reading International, Inc. Class A (a)	97,778	433,157
Redbox Entertainment, Inc. (a)(b)	56,368	105,972
Reservoir Media, Inc. (a)(b)	148,426	1,065,699
Roku, Inc. Class A (a)	621,092	86,660,967
Sciplay Corp. (A Shares) (a)	140,666	1,834,285
Skillz, Inc. (a)(b)	800,880	2,490,737
Warner Music Group Corp. Class A	583,317	21,127,742
World Wrestling Entertainment, Inc. Class A (b)	238,570	14,137,658
Zynga, Inc. (a)	5,553,648	50,427,124
		297,257,517
Interactive Media & Services - 1.5%
Angi, Inc. (a)(b)	406,130	2,798,236
Autoweb, Inc. (a)(b)	46,024	113,219
Bumble, Inc. (b)	385,001	9,867,576
CarGurus, Inc. Class A (a)	465,633	22,559,919
Cars.com, Inc. (a)	339,312	5,490,068
Creatd, Inc. (a)(b)	56,612	80,389
DHI Group, Inc. (a)	261,703	1,481,239
Eventbrite, Inc. (a)(b)	416,570	6,294,373
EverQuote, Inc. Class A (a)	103,869	1,545,571
fuboTV, Inc. (a)(b)	784,831	6,710,305
IAC (a)	443,319	50,875,288
Izea Worldwide, Inc. (a)(b)	295,985	319,664
Kubient, Inc. (a)(b)	56,956	110,495
Liberty TripAdvisor Holdings, Inc. (a)	387,146	820,750
MediaAlpha, Inc. Class A (a)(b)	118,341	1,699,377
NerdWallet, Inc.	38,579	441,730
Nextdoor Holdings, Inc. (a)(b)	362,859	2,275,126
Outbrain, Inc.	54,752	713,966
Paltalk, Inc. (b)	9,088	24,810
Pinterest, Inc. Class A (a)	2,968,713	79,413,073
Professional Diversity Network, Inc. (a)(b)	32,999	30,689
QuinStreet, Inc. (a)	268,489	3,020,501
Snap, Inc. Class A (a)	5,641,208	225,309,848
Society Pass, Inc. (b)	14,222	37,119
Super League Gaming, Inc. (a)(b)	187,662	420,363
Travelzoo, Inc. (a)(b)	36,001	351,370
TripAdvisor, Inc. (a)	536,521	13,649,094
TrueCar, Inc. (a)	513,108	1,713,781
Vimeo, Inc. (a)	649,717	8,439,824
Yelp, Inc. (a)	364,553	12,354,701
Zedge, Inc. (a)	64,075	447,244
Ziff Davis, Inc. (a)	255,509	25,704,205
ZipRecruiter, Inc. (a)	65,725	1,313,186
Zoominfo Technologies, Inc. (a)	1,595,084	87,235,144
		573,662,243
Media - 1.5%
Advantage Solutions, Inc. Class A (a)(b)	555,422	4,371,171
Altice U.S.A., Inc. Class A (a)	1,195,275	13,817,379
AMC Networks, Inc. Class A (a)	153,620	6,367,549
Audacy, Inc. Class A (a)	569,990	1,766,969
Beasley Broadcast Group, Inc. Class A (a)	105,250	196,818
Boston Omaha Corp. (a)(b)	105,600	2,955,744
Cable One, Inc.	25,610	36,695,289
Cardlytics, Inc. (a)(b)	179,271	10,397,718
Cbdmd, Inc. (a)(b)	210,116	180,700
Clear Channel Outdoor Holdings, Inc. (a)	2,508,230	9,380,780
comScore, Inc. (a)(b)	415,098	1,087,557
Creative Realities, Inc. (a)(b)	129,728	142,701
Cumulus Media, Inc. (a)	107,603	1,233,130
Daily Journal Corp. (a)	4,894	1,582,524
DallasNews Corp.	24,505	158,547
Digital Media Solutions, Inc. Class A (a)(b)	84,770	289,913
E.W. Scripps Co. Class A (a)	301,841	6,718,981
Emerald Holding, Inc. (a)	168,010	601,476
Entravision Communication Corp. Class A	291,087	1,862,957
Fluent, Inc. (a)(b)	353,261	501,631
Gannett Co., Inc. (a)(b)	624,674	3,098,383
Gray Television, Inc.	476,188	11,157,085
Hemisphere Media Group, Inc. (a)	117,390	628,037
iHeartMedia, Inc. (a)	591,422	12,686,002
Insignia Systems, Inc. (a)	9,045	74,079
Integral Ad Science Holding Corp.	100,181	1,874,387
John Wiley & Sons, Inc. Class A	237,156	11,931,318
Lee Enterprises, Inc. (a)	26,628	886,712
Liberty Broadband Corp.:
Class A (a)	20,176	2,921,687
Class C (a)	841,980	123,518,466
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	85,942	2,202,693
Liberty Braves Class C (a)	184,028	4,545,492
Liberty Formula One Group Series C (a)	1,110,418	67,435,685
Liberty Media Class A (a)	29,654	1,665,369
Liberty SiriusXM Series A	406,252	20,458,851
Liberty SiriusXM Series C (a)	805,604	40,537,993
Loyalty Ventures, Inc. (a)	110,298	2,647,152
Magnite, Inc. (a)(b)	645,330	9,408,911
Marchex, Inc. Class B (a)	166,104	323,903
Mediaco Holding, Inc. (a)(b)	10,910	63,387
National CineMedia, Inc.	205,504	610,347
Nexstar Broadcasting Group, Inc. Class A	215,117	39,807,401
Nextplay Technologies, Inc. (a)(b)	381,615	225,840
PubMatic, Inc. (a)(b)	151,701	4,642,051
Saga Communications, Inc. Class A	25,989	598,267
Salem Communications Corp. Class A (a)	85,057	303,653
Scholastic Corp.	160,745	6,764,150
Sinclair Broadcast Group, Inc. Class A	253,703	7,611,090
Sirius XM Holdings, Inc. (b)	4,843,773	29,837,642
SPAR Group, Inc. (a)(b)	79,233	105,380
Stagwell, Inc. (a)(b)	326,400	2,474,112
Stran & Co., Inc. unit (a)(b)(c)	21,334	36,481
TechTarget, Inc. (a)(b)	142,405	11,161,704
Tegna, Inc.	1,166,577	26,737,945
The New York Times Co. Class A	883,470	38,863,845
Thryv Holdings, Inc. (a)	93,060	2,829,024
Townsquare Media, Inc. (a)	69,422	792,105
Troika Media Group, Inc. (a)(b)	35,394	34,838
Urban One, Inc.:
Class A (a)	22,222	118,221
Class D (non-vtg.) (a)(b)	128,027	576,122
WideOpenWest, Inc. (a)	291,104	4,945,857
Xcel Brands, Inc. (a)	41,881	51,932
		597,503,133
Wireless Telecommunication Services - 0.0%
Gogo, Inc. (a)(b)	351,602	5,006,812
KORE Group Holdings, Inc. (a)(b)	164,057	846,534
NII Holdings, Inc. (a)(d)	487,940	126,864
Shenandoah Telecommunications Co.	259,686	5,803,982
Spok Holdings, Inc.	105,196	921,517
Telephone & Data Systems, Inc.	518,955	9,003,869
U.S. Cellular Corp. (a)	85,991	2,365,612
		24,075,190

TOTAL COMMUNICATION SERVICES		1,677,605,889

CONSUMER DISCRETIONARY - 11.7%
Auto Components - 1.0%
Adient PLC (a)	498,330	22,300,268
American Axle & Manufacturing Holdings, Inc. (a)	607,279	5,623,404
Autoliv, Inc.	412,330	36,289,163
Cooper-Standard Holding, Inc. (a)	98,312	1,250,529
Dana, Inc.	763,853	14,222,943
Dorman Products, Inc. (a)	149,125	13,931,258
Fox Factory Holding Corp. (a)	223,666	26,397,061
Garrett Motion, Inc. (a)(b)	300,509	2,178,690
Gentex Corp.	1,235,292	37,392,289
Gentherm, Inc. (a)	176,128	14,942,700
Holley, Inc. (a)(b)	198,254	2,571,354
Horizon Global Corp. (a)	113,656	602,377
LCI Industries	134,173	16,707,222
Lear Corp.	314,648	49,506,716
Luminar Technologies, Inc. (a)(b)	1,144,092	16,051,611
Modine Manufacturing Co. (a)	275,854	2,786,125
Motorcar Parts of America, Inc. (a)(b)	104,378	1,685,705
Patrick Industries, Inc.	118,383	8,445,443
QuantumScape Corp. Class A (a)(b)	1,307,807	21,108,005
Standard Motor Products, Inc.	101,693	4,445,001
Stoneridge, Inc. (a)	141,634	2,338,377
Strattec Security Corp. (a)	19,687	748,106
Superior Industries International, Inc. (a)	140,507	547,977
Sypris Solutions, Inc. (a)	64,706	162,412
Tenneco, Inc. (a)	395,659	7,628,306
The Goodyear Tire & Rubber Co. (a)	1,483,388	22,977,680
Unique Fabricating, Inc. (a)(b)	27,270	52,904
Veoneer, Inc. (a)(b)	529,245	18,761,735
Visteon Corp. (a)	147,796	17,760,645
Worksport Ltd. (a)(b)	149,614	365,058
XL Fleet Corp. (Class A) (a)(b)	177,521	346,166
XPEL, Inc. (a)(b)	88,213	6,404,264
		376,531,494
Automobiles - 0.6%
Arcimoto, Inc. (a)(b)	161,898	951,960
AYRO, Inc. (a)(b)	120,899	153,542
Canoo, Inc. (a)(b)	759,745	4,360,936
Electric Last Mile Solutions, Inc. (a)(b)	278,729	607,629
Faraday Future Intelligent Electric, Inc. (a)(b)	910,920	5,237,790
Fisker, Inc. (a)(b)	795,218	9,701,660
Harley-Davidson, Inc.	806,028	33,288,956
Lordstown Motors Corp. Class A (a)(b)	795,868	2,045,381
Lucid Group, Inc. Class A (a)(b)	2,897,423	83,967,319
Mullen Automotive, Inc. (a)(b)	30,650	51,799
Rivian Automotive, Inc. (b)	815,465	55,092,815
Thor Industries, Inc. (b)	292,344	26,457,132
Volcon, Inc. (b)	7,341	13,728
Winnebago Industries, Inc. (b)	175,512	11,245,054
Workhorse Group, Inc. (a)(b)	689,280	2,157,446
		235,333,147
Distributors - 0.0%
Educational Development Corp.	33,761	266,037
Funko, Inc. (a)	142,382	2,485,990
Kaival Brands Innovations Group, Inc. (a)	129,927	383,285
Weyco Group, Inc.	40,891	1,016,141
		4,151,453
Diversified Consumer Services - 0.8%
2U, Inc. (a)(b)	57,969	608,675
Adtalem Global Education, Inc. (a)	263,171	5,468,693
American Public Education, Inc. (a)	98,649	1,969,034
Amesite, Inc. (a)(b)	82,319	54,339
Aspen Group, Inc. (a)(b)	111,747	137,449
Bright Horizons Family Solutions, Inc. (a)	319,006	41,674,944
Carriage Services, Inc.	79,468	3,910,620
Chegg, Inc. (a)(b)	780,403	24,403,202
Coursera, Inc. (b)	442,228	8,990,495
Duolingo, Inc. (a)(b)	30,410	2,624,079
European Wax Center, Inc. (b)	73,958	1,839,335
Frontdoor, Inc. (a)	447,799	13,456,360
Graham Holdings Co.	20,851	12,534,162
Grand Canyon Education, Inc. (a)	212,780	18,475,687
H&R Block, Inc.	923,272	22,906,378
Houghton Mifflin Harcourt Co. (a)	669,655	14,029,272
Laureate Education, Inc. Class A	536,504	5,815,703
Lincoln Educational Services Corp. (a)	123,695	953,688
Mister Car Wash, Inc.	213,386	3,418,444
Nerdy, Inc. Class A (a)(b)	351,700	1,586,167
OneSpaWorld Holdings Ltd. (a)(b)	311,277	3,218,604
Perdoceo Education Corp. (a)	377,019	3,947,389
PowerSchool Holdings, Inc. (b)	218,748	3,445,281
Regis Corp. (a)(b)	213,114	385,736
Rover Group, Inc. Class A (a)(b)	411,553	2,349,968
Service Corp. International	868,372	52,840,436
StoneMor, Inc. (a)	475,510	1,236,326
Strategic Education, Inc.	121,740	7,185,095
Stride, Inc. (a)	225,367	7,567,824
Terminix Global Holdings, Inc. (a)	641,269	27,292,409
The Beachbody Co., Inc. (a)(b)	570,020	1,140,040
Udemy, Inc.	86,405	1,139,682
Universal Technical Institute, Inc. (a)	169,387	1,463,504
Vivint Smart Home, Inc. Class A (a)(b)	232,488	1,671,589
WW International, Inc. (a)	285,419	2,908,420
Xpresspa Group, Inc. (a)(b)	613,043	655,956
Zovio, Inc. (a)	150,466	167,017
		303,472,002
Hotels, Restaurants & Leisure - 2.8%
Accel Entertainment, Inc. (a)	308,381	4,036,707
Airbnb, Inc. Class A (a)	1,826,183	276,648,463
Allied Esports Entertainment, Inc. (a)(b)	92,724	166,903
ARAMARK Holdings Corp.	1,337,786	49,444,571
Ark Restaurants Corp. (a)(b)	10,530	197,753
Bally's Corp. (a)	157,099	5,658,706
BBQ Holdings, Inc. (a)	49,493	733,486
Biglari Holdings, Inc. (a)	437	312,110
Biglari Holdings, Inc. (a)	4,721	648,807
BJ's Restaurants, Inc. (a)	122,584	3,931,269
Bloomin' Brands, Inc.	422,961	10,409,070
Bluegreen Vacations Holding Corp. Class A (a)	69,430	1,967,646
Boyd Gaming Corp.	429,798	30,489,870
Brinker International, Inc. (a)	238,140	10,130,476
BurgerFi International, Inc. (a)(b)	61,243	312,952
Canterbury Park Holding Co.	400	7,836
Carrols Restaurant Group, Inc. (b)	207,523	547,861
Century Casinos, Inc. (a)	154,192	1,896,562
Choice Hotels International, Inc.	169,311	24,440,043
Churchill Downs, Inc.	180,581	43,496,545
Chuy's Holdings, Inc. (a)	107,435	3,502,381
Cracker Barrel Old Country Store, Inc.	122,840	16,493,727
Dave & Buster's Entertainment, Inc. (a)	206,136	8,933,934
Del Taco Restaurants, Inc.	173,725	2,168,088
Denny's Corp. (a)	332,955	5,267,348
Dine Brands Global, Inc.	91,404	7,663,311
DraftKings, Inc. Class A (a)(b)	1,761,609	41,714,901
Drive Shack, Inc. (a)(b)	470,161	625,314
Dutch Bros, Inc. (b)	129,910	6,262,961
El Pollo Loco Holdings, Inc. (a)	107,377	1,424,893
Esports Entertainment Group, Inc. (a)(b)	112,027	96,343
Esports Technologies, Inc. (a)(b)	11,192	92,558
Everi Holdings, Inc. (a)	485,528	11,361,355
F45 Training Holdings, Inc.	117,234	1,803,059
FAT Brands, Inc.:
Class A (b)	12,072	88,971
Class B (b)	16,924	157,224
Fiesta Restaurant Group, Inc. (a)(b)	95,111	957,768
First Watch Restaurant Group, Inc. (b)	54,121	785,296
Flanigans Enterprises, Inc.	5,326	155,413
Full House Resorts, Inc. (a)	191,140	1,682,032
GAN Ltd. (a)(b)	230,006	1,534,140
Golden Entertainment, Inc. (a)	105,959	6,032,246
Golden Nugget Online Gaming, Inc. (a)	230,522	1,982,489
Good Times Restaurants, Inc. (a)	50,196	206,306
Hall of Fame Resort & Entertainment Co. (a)(b)	305,096	323,402
Hilton Grand Vacations, Inc. (a)	461,962	23,957,349
Hyatt Hotels Corp. Class A (a)	265,459	25,778,723
Inspired Entertainment, Inc. (a)	121,540	1,751,391
Jack in the Box, Inc.	115,022	9,922,948
Krispy Kreme, Inc. (b)	165,168	2,462,655
Kura Sushi U.S.A., Inc. Class A (a)	21,902	1,154,235
Life Time Group Holdings, Inc. (b)	207,026	3,219,254
Lindblad Expeditions Holdings (a)	162,565	2,882,277
Lottery.Com, Inc. (a)(b)	177,218	700,011
Luby's, Inc. (a)	53,797	150,094
Marriott Vacations Worldwide Corp.	224,220	36,025,427
Membership Collective Group, Inc. Class A (b)	172,772	1,415,003
Monarch Casino & Resort, Inc. (a)	69,938	5,448,170
Muscle Maker, Inc. (a)(b)	61,384	27,819
Nathan's Famous, Inc.	15,744	915,514
Noodles & Co. (a)	199,278	1,363,062
Papa John's International, Inc.	167,536	17,896,196
Planet Fitness, Inc. (a)	439,716	37,213,165
Playa Hotels & Resorts NV (a)	696,943	6,586,111
PlayAGS, Inc. (a)	146,504	1,226,238
Portillo's, Inc. (b)	104,639	2,622,253
Potbelly Corp. (a)	129,369	736,110
Rave Restaurant Group, Inc. (a)	99,363	107,312
RCI Hospitality Holdings, Inc.	42,524	2,760,658
Red Robin Gourmet Burgers, Inc. (a)	93,037	1,632,799
Red Rock Resorts, Inc.	279,447	14,050,595
Rush Street Interactive, Inc. (a)(b)	275,203	2,842,847
Ruth's Hospitality Group, Inc.	171,552	4,256,205
Scientific Games Corp. Class A (a)	510,969	32,150,169
SeaWorld Entertainment, Inc. (a)	269,629	18,709,556
Shake Shack, Inc. Class A (a)	211,690	15,817,477
Six Flags Entertainment Corp. (a)	409,614	17,883,747
Target Hospitality Corp. (a)	166,276	523,769
Texas Roadhouse, Inc. Class A	365,076	34,649,363
The Cheesecake Factory, Inc. (a)(b)	253,805	10,860,316
The ONE Group Hospitality, Inc. (a)	128,293	1,506,160
Travel+Leisure Co.	454,718	25,486,944
Vail Resorts, Inc.	211,379	55,074,798
Wendy's Co.	916,644	20,844,485
Wingstop, Inc.	157,193	22,848,003
Wyndham Hotels & Resorts, Inc.	485,494	41,951,537
Xponential Fitness, Inc. (b)	52,663	1,102,763
		1,095,306,604
Household Durables - 1.0%
Aterian, Inc. (a)(b)	217,525	650,400
Bassett Furniture Industries, Inc.	47,780	838,539
Beazer Homes U.S.A., Inc. (a)	159,106	2,604,565
Cavco Industries, Inc. (a)	45,159	12,311,698
Century Communities, Inc.	158,100	10,074,132
Cricut, Inc. (a)(b)	193,244	3,232,972
Dixie Group, Inc. (a)	67,566	274,994
Dream Finders Homes, Inc. (a)(b)	99,661	2,005,179
Emerson Radio Corp. (a)	23,944	16,881
Ethan Allen Interiors, Inc.	116,798	3,043,756
Flexsteel Industries, Inc.	35,007	755,801
GoPro, Inc. Class A (a)	681,050	5,857,030
Green Brick Partners, Inc. (a)	254,999	5,913,427
Hamilton Beach Brands Holding Co. Class A	38,900	587,390
Harbor Custom Development, Inc. (a)(b)	66,459	139,564
Helen of Troy Ltd. (a)	127,219	26,165,132
Hooker Furnishings Corp.	60,638	1,273,398
Hovnanian Enterprises, Inc. Class A (a)	25,080	2,410,690
Installed Building Products, Inc.	124,087	11,999,213
iRobot Corp. (a)(b)	143,458	8,917,349
KB Home	453,756	17,519,519
Koss Corp. (a)(b)	33,908	259,396
La-Z-Boy, Inc.	232,666	6,789,194
Landsea Homes Corp. (a)	73,275	478,486
Legacy Housing Corp. (a)	54,485	1,387,733
Leggett & Platt, Inc. (b)	701,659	26,017,516
LGI Homes, Inc. (a)	113,365	14,298,727
Lifetime Brands, Inc.	61,693	808,178
Live Ventures, Inc. (a)(b)	10,021	328,689
Lovesac (a)	72,862	3,095,906
M.D.C. Holdings, Inc.	297,523	13,192,170
M/I Homes, Inc. (a)	152,915	7,537,180
Meritage Homes Corp. (a)	195,410	19,263,518
Nova LifeStyle, Inc. (a)(b)	18,912	24,964
Purple Innovation, Inc. (a)(b)	103,092	620,614
Skyline Champion Corp. (a)	278,800	18,746,512
Snap One Holdings Corp. (a)	74,151	1,456,326
Sonos, Inc. (a)(b)	673,466	18,446,234
Taylor Morrison Home Corp. (a)	643,872	18,994,224
Tempur Sealy International, Inc.	1,015,370	33,517,364
Toll Brothers, Inc.	602,802	32,708,037
TopBuild Corp. (a)	173,823	37,316,322
Traeger, Inc. (a)(b)	135,053	1,332,973
TRI Pointe Homes, Inc. (a)	577,332	12,914,917
Tupperware Brands Corp. (a)(b)	255,007	4,648,778
Universal Electronics, Inc. (a)	72,973	2,424,893
Vizio Holding Corp. (a)(b)	190,948	2,593,074
VOXX International Corp. (a)(b)	82,626	886,577
Vuzix Corp. (a)(b)	322,076	1,822,950
Weber, Inc. (b)	97,852	1,117,470
ZAGG, Inc. rights (a)(d)	138,785	12,491
		399,633,042
Internet & Direct Marketing Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)(b)	145,626	2,254,290
1847 Goedeker, Inc.(a)(b)	582,669	1,112,898
1stDibs.com, Inc. (b)	32,936	360,649
BARK, Inc. (a)(b)	444,698	1,400,799
CarParts.com, Inc. (a)(b)	259,256	2,169,973
Chewy, Inc. (a)(b)	471,551	22,228,914
ContextLogic, Inc. (a)(b)	1,830,488	4,338,257
Digital Brands Group, Inc. (b)	5,177	5,746
Doordash, Inc. (a)	825,239	86,608,833
Duluth Holdings, Inc. (a)(b)	66,419	925,217
Groupon, Inc. (a)(b)	108,928	2,365,916
iMedia Brands, Inc. (a)	74,047	495,374
iPower, Inc. (b)	15,923	23,885
Kidpik Corp. (b)	17,545	36,318
Lands' End, Inc. (a)(b)	67,206	1,139,814
Liquidity Services, Inc. (a)	145,890	2,513,685
Lulu's Fashion Lounge Holdings, Inc. (b)	28,928	288,412
Overstock.com, Inc. (a)(b)	231,080	13,148,452
PARTS iD, Inc. (a)(b)	15,164	31,693
PetMed Express, Inc. (b)	111,544	3,006,111
Porch Group, Inc. Class A (a)(b)	418,024	3,385,994
Poshmark, Inc. (a)(b)	119,712	1,786,103
Quotient Technology, Inc. (a)	486,967	3,233,461
Qurate Retail, Inc. Series A	1,897,647	10,456,035
Remark Holdings, Inc. (a)(b)	535,884	411,827
Rent the Runway, Inc. Class A (b)	115,067	698,457
Revolve Group, Inc. (a)	212,652	10,086,084
RumbleON, Inc. Class B (a)(b)	49,375	1,414,100
Shutterstock, Inc.	124,906	11,307,740
Stitch Fix, Inc. (a)	446,838	5,607,817
The RealReal, Inc. (a)(b)	445,113	3,965,957
thredUP, Inc. (a)(b)	275,877	2,342,196
Trxade Health, Inc. (a)	24,734	43,532
Vivid Seats, Inc. Class A (b)	118,419	1,383,134
Waitr Holdings, Inc. (a)(b)	537,068	295,387
Wayfair LLC Class A (a)(b)	411,963	58,033,228
Xometry, Inc. (b)	37,552	1,836,668
		260,742,956
Leisure Products - 0.7%
Acushnet Holdings Corp.	179,523	7,863,107
American Outdoor Brands, Inc. (a)	79,625	1,244,539
AMMO, Inc. (a)(b)	471,749	2,221,938
Brunswick Corp.	405,933	38,774,720
Callaway Golf Co. (a)(b)	623,431	15,423,683
Clarus Corp.	139,908	3,185,705
Escalade, Inc. (b)	50,948	675,061
Genius Brands International, Inc. (a)(b)	1,563,179	1,387,947
Hayward Holdings, Inc. (b)	222,624	3,982,743
JAKKS Pacific, Inc. (a)(b)	37,702	584,758
Johnson Outdoors, Inc. Class A	38,178	3,148,540
Latham Group, Inc. (a)(b)	173,892	3,041,371
Malibu Boats, Inc. Class A (a)	110,756	7,716,371
Marine Products Corp.	69,972	845,961
MasterCraft Boat Holdings, Inc. (a)	100,794	2,886,740
Mattel, Inc. (a)(b)	1,845,656	46,104,487
Nautilus, Inc. (a)(b)	163,134	794,463
Peloton Interactive, Inc. Class A (a)(b)	1,572,143	45,686,476
Polaris, Inc.	300,302	36,489,696
Smith & Wesson Brands, Inc. (b)	243,737	4,297,083
Solo Brands, Inc. Class A (b)	71,760	757,786
Sturm, Ruger & Co., Inc.	88,539	6,411,109
Vinco Ventures, Inc. (a)(b)	570,112	1,459,487
Vista Outdoor, Inc. (a)	299,364	10,911,818
YETI Holdings, Inc.(a)	464,637	28,603,054
		274,498,643
Multiline Retail - 0.4%
Big Lots, Inc. (b)	170,007	5,909,443
Dillard's, Inc. Class A (b)	22,441	5,626,183
Franchise Group, Inc.	145,622	6,137,967
Kohl's Corp.	793,068	44,110,442
Macy's, Inc.	1,629,055	42,225,106
Nordstrom, Inc. (a)(b)	604,439	12,536,065
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	320,666	13,846,358
Tuesday Morning Corp. (a)(b)	304,213	438,067
		130,829,631
Specialty Retail - 2.4%
Abercrombie & Fitch Co. Class A (a)	312,780	11,910,662
Academy Sports & Outdoors, Inc.	456,980	14,792,443
America's Car Mart, Inc. (a)	33,332	3,205,872
American Eagle Outfitters, Inc. (b)	819,905	17,283,597
Arhaus, Inc. (b)	65,792	439,491
Arko Corp. (b)	353,540	2,952,059
Asbury Automotive Group, Inc. (a)	115,603	22,439,698
AutoNation, Inc. (a)	210,018	24,080,664
Barnes & Noble Education, Inc. (a)(b)	206,047	1,129,138
Bed Bath & Beyond, Inc. (a)(b)	563,014	9,509,306
Big 5 Sporting Goods Corp. (b)	111,247	1,842,250
Boot Barn Holdings, Inc. (a)	158,797	13,818,515
Brilliant Earth Group, Inc. Class A (b)	48,552	441,823
Build-A-Bear Workshop, Inc.	80,246	1,639,426
Burlington Stores, Inc. (a)	351,942	79,500,178
Caleres, Inc.	203,068	4,215,692
Camping World Holdings, Inc. (b)	218,947	6,723,862
CarLotz, Inc. Class A (a)(b)	410,443	829,095
Carvana Co. Class A (a)	452,046	68,019,362
Chico's FAS, Inc. (a)	660,953	3,106,479
Citi Trends, Inc. (a)	49,828	1,859,083
Conn's, Inc. (a)(b)	104,285	1,912,587
Designer Brands, Inc. Class A (a)(b)	332,202	4,335,236
Destination XL Group, Inc. (a)(b)	187,375	775,733
Dick's Sporting Goods, Inc. (b)	341,678	35,876,190
Enjoy Technology, Inc. (a)(b)	184,893	604,600
Envela Corp. (a)(b)	20,855	86,965
EVgo, Inc. Class A (a)(b)	367,366	3,809,585
Express, Inc. (a)(b)	358,761	1,707,702
Five Below, Inc. (a)	296,750	48,551,268
Floor & Decor Holdings, Inc. Class A (a)	558,351	53,389,523
Foot Locker, Inc.	474,944	15,017,729
GameStop Corp. Class A (a)(b)	326,591	40,281,734
Gap, Inc. (b)	1,149,890	16,730,900
Genesco, Inc. (a)	75,222	4,825,491
Group 1 Automotive, Inc.	95,255	17,329,742
GrowGeneration Corp. (a)(b)	190,841	1,604,973
Guess?, Inc.	210,410	4,607,979
Haverty Furniture Companies, Inc. (b)	81,142	2,305,244
Hibbett, Inc. (b)	79,555	3,586,339
J.Jill, Inc. (a)(b)	22,914	366,395
JOANN, Inc. (b)	63,602	723,791
Kirkland's, Inc.(a)(b)	70,322	973,256
Lazydays Holdings, Inc. (a)(b)	49,040	893,999
Leslie's, Inc. (a)(b)	727,403	15,500,958
Lithia Motors, Inc. Class A (sub. vtg.)	159,807	54,465,422
LL Flooring Holdings, Inc. (a)	160,948	2,584,825
LMP Automotive Holdings, Inc. (a)(b)	34,619	153,362
MarineMax, Inc. (a)	115,052	5,264,780
Monro, Inc.	178,128	8,315,015
Murphy U.S.A., Inc.	123,626	22,344,163
National Vision Holdings, Inc. (a)(b)	440,189	16,141,731
OneWater Marine, Inc. Class A (b)	51,604	2,621,999
Party City Holdco, Inc. (a)(b)	606,439	2,625,881
Penske Automotive Group, Inc.	151,771	14,917,572
Petco Health & Wellness Co., Inc. (a)(b)	440,347	7,714,879
Rent-A-Center, Inc.	323,156	9,180,862
RH (a)	91,934	36,945,517
Sally Beauty Holdings, Inc. (a)	597,427	10,323,539
Shoe Carnival, Inc.	94,516	2,756,087
Signet Jewelers Ltd. (b)	279,220	19,685,010
Sleep Number Corp. (a)(b)	120,965	7,947,401
Sonic Automotive, Inc. Class A (sub. vtg.)	109,485	5,880,439
Sportsman's Warehouse Holdings, Inc. (a)	235,274	2,684,476
The Aaron's Co., Inc.	168,821	3,543,553
The Buckle, Inc.	153,945	5,542,020
The Cato Corp. Class A (sub. vtg.)	113,078	1,990,173
The Children's Place, Inc. (a)(b)	73,625	4,635,430
The Container Store Group, Inc. (a)	186,658	1,648,190
The ODP Corp. (a)	230,013	10,120,572
Tile Shop Holdings, Inc.	154,758	979,618
Tilly's, Inc.	138,504	1,759,001
Torrid Holdings, Inc. (b)	64,831	567,271
TravelCenters of America LLC (a)	64,706	2,732,534
Urban Outfitters, Inc. (a)	349,777	9,622,365
Victoria's Secret & Co. (a)(b)	382,140	20,494,168
Volta, Inc. (a)(b)	664,213	2,988,959
Vroom, Inc. (a)(b)	159,582	970,259
Warby Parker, Inc. (a)(b)	59,182	1,771,317
Williams-Sonoma, Inc.	391,908	56,771,793
Winmark Corp.	16,049	3,630,605
Zumiez, Inc. (a)(b)	116,270	5,172,852
		933,030,254
Textiles, Apparel & Luxury Goods - 1.3%
Allbirds, Inc. Class A (b)	104,336	822,168
Capri Holdings Ltd. (a)	792,306	53,670,808
Carter's, Inc.	222,828	21,543,011
Charles & Colvard Ltd. (a)	139,168	246,327
Columbia Sportswear Co.	180,437	16,730,119
Crocs, Inc. (a)	310,411	25,990,713
Crown Crafts, Inc.	3,686	24,770
Culp, Inc.	48,600	394,632
Deckers Outdoor Corp. (a)	144,780	41,789,299
Delta Apparel, Inc. (a)	31,236	926,147
Forward Industries, Inc. (NY Shares) (a)(b)	23,976	37,642
Fossil Group, Inc. (a)	251,950	3,406,364
G-III Apparel Group Ltd. (a)	230,954	6,406,664
Hanesbrands, Inc.	1,835,648	28,360,762
Kontoor Brands, Inc.	250,060	12,387,972
Lakeland Industries, Inc. (a)(b)	43,137	823,485
Levi Strauss & Co. Class A (b)	505,839	11,457,253
lululemon athletica, Inc. (a)	621,906	198,972,606
Movado Group, Inc.	90,575	3,570,467
Oxford Industries, Inc.	85,059	7,518,365
PLBY Group, Inc. (a)(b)	118,234	1,882,285
Rocky Brands, Inc.	36,245	1,396,882
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	707,311	32,522,160
Steven Madden Ltd.	397,620	16,962,469
Superior Group of Companies, Inc.	50,592	1,037,136
Toughbuilt Industries, Inc. (a)(b)	672,512	120,178
Unifi, Inc. (a)	79,753	1,496,964
Vera Bradley, Inc. (a)	134,235	1,014,817
Vince Holding Corp. (a)(b)	16,868	128,197
Wolverine World Wide, Inc.	435,097	10,020,284
		501,660,946

TOTAL CONSUMER DISCRETIONARY		4,515,190,172

CONSUMER STAPLES - 3.0%
Beverages - 0.5%
Alkaline Water Co., Inc. (a)(b)	514,227	462,804
Boston Beer Co., Inc. Class A (a)(b)	51,029	19,567,580
Celsius Holdings, Inc. (a)	206,508	13,193,796
Coca-Cola Bottling Co. Consolidated	23,945	11,898,989
Duckhorn Portfolio, Inc. (a)	166,088	3,258,647
Eastside Distilling, Inc. (a)(b)	65,303	71,180
Keurig Dr. Pepper, Inc.	3,866,858	149,531,399
MGP Ingredients, Inc. (b)	67,424	5,367,625
National Beverage Corp. (b)	125,254	5,512,429
REED'S, Inc. (a)(b)	414,878	121,891
Vintage Wine Estates, Inc. (a)(b)	150,926	1,207,408
Willamette Valley Vineyards, Inc. (a)	13,774	128,374
Zevia PBC (b)	51,744	323,400
		210,645,522
Food & Staples Retailing - 0.7%
Albertsons Companies, Inc.	513,655	14,973,043
Andersons, Inc.	168,151	7,667,686
BJ's Wholesale Club Holdings, Inc. (a)	716,693	45,058,489
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	89,331	17,497
warrants 11/4/28 (a)	89,331	7,428
warrants 11/4/28 (a)	89,331	3,359
Class A (a)(b)	118,952	622,119
Casey's General Stores, Inc.	193,936	36,475,483
Chefs' Warehouse Holdings (a)	173,176	5,688,832
Grocery Outlet Holding Corp. (a)(b)	465,242	12,938,380
HF Foods Group, Inc. (a)(b)	178,017	1,112,606
Ingles Markets, Inc. Class A	72,679	5,975,667
MedAvail Holdings, Inc. (a)(b)	18,747	22,496
Natural Grocers by Vitamin Cottage, Inc.	68,752	1,166,721
Performance Food Group Co. (a)	813,893	45,610,564
PriceSmart, Inc.	125,280	9,110,362
Rite Aid Corp. (a)(b)	312,966	2,866,769
SpartanNash Co.	191,728	5,395,226
Splash Beverage Group, Inc. (b)	179,502	630,052
Sprouts Farmers Market LLC (a)	591,666	16,850,648
U.S. Foods Holding Corp. (a)	1,174,165	45,898,110
United Natural Foods, Inc. (a)	295,608	11,892,310
Village Super Market, Inc. Class A	44,913	1,023,118
Weis Markets, Inc.	84,253	5,195,883
		276,202,848
Food Products - 1.2%
Alico, Inc.	24,270	794,357
AppHarvest, Inc. (a)(b)	361,368	1,380,426
Arcadia Biosciences, Inc. (a)(b)	124,045	123,425
B&G Foods, Inc. Class A (b)	337,504	9,990,118
Benson Hill, Inc. (a)(b)	718,672	2,321,311
Better Choice Co., Inc. (b)	25,957	71,641
Beyond Meat, Inc. (a)(b)	259,821	12,154,426
Blue Star Foods Corp. (b)	52,020	93,116
Bridgford Foods Corp. (a)	700	7,714
Bunge Ltd.	738,393	77,198,988
Cal-Maine Foods, Inc. (a)(b)	198,305	8,778,962
Calavo Growers, Inc. (b)	93,183	3,977,982
Coffee Holding Co., Inc.	29,287	118,027
Darling Ingredients, Inc. (a)	854,136	61,907,777
Farmer Brothers Co. (a)	93,135	569,986
Flowers Foods, Inc.	1,034,108	28,344,900
Fresh Del Monte Produce, Inc.	172,813	4,472,400
Freshpet, Inc. (a)	230,850	21,983,846
Hostess Brands, Inc. Class A (a)	736,644	15,867,312
Ingredion, Inc.	350,792	31,129,282
J&J Snack Foods Corp.	78,018	12,773,107
John B. Sanfilippo & Son, Inc.	48,430	3,851,154
Laird Superfood, Inc. (a)	19,802	121,782
Lancaster Colony Corp.	103,714	17,445,732
Landec Corp. (a)	138,002	1,589,783
Lifeway Foods, Inc. (a)(b)	26,868	169,000
Limoneira Co.	79,794	1,164,992
Mission Produce, Inc. (a)	195,601	2,538,901
Nuzee, Inc. (a)	59,370	132,989
Pilgrim's Pride Corp. (a)	251,109	5,921,150
Post Holdings, Inc. (a)	308,992	32,487,419
RiceBran Technologies (a)(b)	331,489	112,706
Rocky Mountain Chocolate Factory, Inc. (a)	6,207	48,725
S&W Seed Co. (a)(b)	104,603	240,587
Sanderson Farms, Inc.	110,090	19,660,973
Seaboard Corp.	1,304	5,032,762
Seneca Foods Corp. Class A (a)	41,853	2,082,187
Sovos Brands, Inc.	123,664	1,501,281
Stryve Foods, Inc. (a)(b)	41,347	113,704
Tattooed Chef, Inc. (a)(b)	250,239	3,037,901
The Hain Celestial Group, Inc. (a)	494,104	17,965,621
The Simply Good Foods Co. (a)	449,815	17,826,168
The Vita Coco Co., Inc. (b)	59,319	687,507
Tootsie Roll Industries, Inc.	91,251	3,079,721
TreeHouse Foods, Inc. (a)	292,428	11,477,799
Utz Brands, Inc. Class A (b)	338,879	5,167,905
Vital Farms, Inc. (a)(b)	128,844	1,836,027
Whole Earth Brands, Inc. Class A (a)	208,050	1,974,395
		451,327,974
Household Products - 0.2%
Central Garden & Pet Co. (a)	8,867	419,764
Central Garden & Pet Co. Class A (non-vtg.) (a)	262,792	11,573,360
Energizer Holdings, Inc.	336,172	11,224,783
Ocean Bio-Chem, Inc. (b)	18,384	159,757
Oil-Dri Corp. of America	26,804	827,708
Reynolds Consumer Products, Inc.	287,032	8,544,943
Spectrum Brands Holdings, Inc.	226,385	21,004,000
WD-40 Co. (b)	71,903	15,235,527
		68,989,842
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)(b)	194,904	4,983,695
Coty, Inc. Class A (a)	1,799,981	16,505,826
Cyanotech Corp. (a)	23,119	63,115
Edgewell Personal Care Co.	287,438	10,255,788
elf Beauty, Inc. (a)	249,350	6,590,321
Guardion Health Sciences, Inc. (a)(b)	98,666	18,687
Herbalife Nutrition Ltd. (a)	519,150	18,471,357
Inter Parfums, Inc.	93,093	8,646,478
Jupiter Wellness, Inc. (a)(b)	40,072	45,281
Lifemd, Inc. (a)(b)	114,147	424,627
LifeVantage Corp. (a)	66,567	371,444
Mannatech, Inc.	4,424	155,282
MediFast, Inc.	61,668	11,470,248
Natural Alternatives International, Inc. (a)	22,260	246,196
Natural Health Trends Corp.	34,256	240,477
Nature's Sunshine Products, Inc.	59,559	1,044,069
Newage, Inc. (a)(b)	741,952	502,153
Nu Skin Enterprises, Inc. Class A	259,542	12,040,153
Olaplex Holdings, Inc.	374,280	6,280,418
Revlon, Inc. (a)	41,160	398,840
Summer Infant, Inc. (a)(b)	7,793	63,903
The Beauty Health Co. (a)(b)	509,900	9,881,862
The Honest Co., Inc.	143,636	830,216
Thorne HealthTech, Inc.	25,698	115,127
United-Guardian, Inc.	6,088	121,516
USANA Health Sciences, Inc. (a)	61,158	5,382,516
Veru, Inc. (a)(b)	331,789	1,854,701
Zivo Bioscience, Inc. (b)	340,802	1,209,847
		118,214,143
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	875,399	2,048,434
Turning Point Brands, Inc.	77,693	2,604,269
Universal Corp.	132,942	7,193,492
Vector Group Ltd.	695,020	7,791,174
		19,637,369

TOTAL CONSUMER STAPLES		1,145,017,698

ENERGY - 3.4%
Energy Equipment & Services - 0.7%
Archrock, Inc.	717,958	5,994,949
Aspen Aerogels, Inc. (a)	132,257	3,914,807
Bristow Group, Inc. (a)	122,642	4,064,356
Cactus, Inc.	312,069	15,809,416
Championx Corp.	960,043	20,554,521
Core Laboratories NV (b)	152,394	4,199,979
DMC Global, Inc. (a)	101,924	2,996,566
Dril-Quip, Inc. (a)	197,296	5,690,017
ENGlobal Corp. (a)(b)	111,051	147,698
Enservco Corp. (a)(b)	130,278	140,700
Expro Group Holdings NV (a)(b)	106,017	1,705,814
Exterran Corp. (a)	164,964	976,587
Forum Energy Technologies, Inc. (a)	16,401	314,243
FTS International, Inc. Class A (a)	45,692	1,209,467
Geospace Technologies Corp. (a)	67,953	400,243
Gulf Island Fabrication, Inc. (a)	52,849	200,826
Helix Energy Solutions Group, Inc. (a)(b)	788,765	3,194,498
Helmerich & Payne, Inc.	599,755	21,729,124
Independence Contract Drilling, Inc. (a)(b)	31,424	120,354
ION Geophysical Corp. (a)(b)	141,493	82,207
KLX Energy Services Holdings, Inc. (a)(b)	40,000	268,000
Liberty Oilfield Services, Inc. Class A (a)(b)	560,348	6,993,143
Mammoth Energy Services, Inc. (a)	181,373	271,153
MIND Technology, Inc. (a)	40,167	46,594
Nabors Industries Ltd. (a)	42,886	5,383,908
Natural Gas Services Group, Inc. (a)	53,446	672,351
NCS Multistage Holdings, Inc. (a)	4,209	175,431
Newpark Resources, Inc. (a)	515,114	1,941,980
Nextier Oilfield Solutions, Inc. (a)	578,395	4,604,024
Nine Energy Service, Inc. (a)(b)	82,259	94,598
Noble Finance Co. (a)(b)	313,100	8,081,111
NOV, Inc.	2,100,945	36,031,207
Oceaneering International, Inc. (a)	542,303	7,939,316
Oil States International, Inc. (a)	361,365	1,889,939
Patterson-UTI Energy, Inc.	1,206,809	17,414,254
Profire Energy, Inc. (a)	142,979	177,294
ProPetro Holding Corp. (a)	451,909	5,770,878
Ranger Energy Services, Inc. Class A (a)	20,610	195,795
RPC, Inc. (a)(b)	374,163	3,281,410
SEACOR Marine Holdings, Inc. (a)	94,686	484,792
Select Energy Services, Inc. Class A (a)	369,521	3,059,634
Smart Sand, Inc. (a)	125,194	426,912
Solaris Oilfield Infrastructure, Inc. Class A	182,822	1,901,349
Superior Drilling Products, Inc. (a)(b)	61,142	65,422
TechnipFMC PLC (a)	2,258,968	15,473,931
TETRA Technologies, Inc. (a)	664,038	2,124,922
Tidewater, Inc. (a)	236,204	3,498,181
Transocean Ltd. (United States) (a)(b)	3,506,807	12,414,097
U.S. Silica Holdings, Inc. (a)	407,381	5,890,729
U.S. Well Services, Inc. (a)(b)	142,406	179,432
Valaris Ltd. (a)(b)	347,455	14,155,317
Weatherford International PLC (a)	347,418	9,866,671
		264,220,147
Oil, Gas & Consumable Fuels - 2.7%
Adams Resources & Energy, Inc.	11,784	376,027
Aemetis, Inc. (a)(b)	157,621	2,020,701
Alto Ingredients, Inc. (a)(b)	366,771	2,138,275
American Resources Corp. (a)(b)	289,127	552,233
Amplify Energy Corp. (a)	192,167	932,010
Antero Midstream GP LP	1,715,469	17,223,309
Antero Resources Corp. (a)	1,509,441	34,611,482
Arch Resources, Inc.	79,151	9,448,255
Archaea Energy, Inc. (a)(b)	143,208	2,626,435
Barnwell Industries, Inc. (a)	95,554	272,329
Battalion Oil Corp. (a)	38,008	706,949
Berry Corp.	351,358	3,513,580
Brigham Minerals, Inc. Class A	244,356	5,566,430
California Resources Corp.	424,449	17,500,032
Callon Petroleum Co. (a)(b)	249,569	14,065,709
Camber Energy, Inc. (a)(b)	1,319,148	935,276
Centennial Resource Development, Inc. Class A (a)(b)	980,389	8,607,815
Centrus Energy Corp. Class A (a)	56,130	2,541,005
Cheniere Energy, Inc.	1,239,909	164,783,906
Chesapeake Energy Corp.	543,225	41,964,131
Civitas Resources, Inc. (b)	371,447	18,746,930
Clean Energy Fuels Corp. (a)(b)	894,780	6,505,051
CNX Resources Corp. (a)(b)	1,106,597	18,081,795
Comstock Resources, Inc. (a)(b)	473,573	3,930,656
CONSOL Energy, Inc. (a)	169,292	5,204,036
Continental Resources, Inc. (b)	302,721	16,779,825
Crescent Energy, Inc. Class A (a)(b)	141,796	2,148,209
CVR Energy, Inc.	156,433	2,720,370
Delek U.S. Holdings, Inc. (a)	406,627	7,006,183
Denbury, Inc. (a)	266,454	19,360,548
Dorian LPG Ltd.	153,331	2,112,901
DT Midstream, Inc.	506,530	26,896,743
Earthstone Energy, Inc. (a)	170,907	2,221,791
Ecoark Holdings, Inc. (a)	18,655	41,041
Epsilon Energy Ltd.	3,168	19,135
EQT Corp.	1,608,420	37,218,839
Equitrans Midstream Corp.	2,152,406	13,796,922
Evolution Petroleum Corp.	186,509	1,456,635
Falcon Minerals Corp.	226,197	1,298,371
Gevo, Inc. (a)(b)	1,012,078	3,592,877
Green Plains, Inc. (a)	282,492	9,248,788
Gulfport Energy Corp. (a)	62,969	4,343,602
Hallador Energy Co. (a)	127,463	437,198
HollyFrontier Corp.	784,378	23,884,310
Houston American Energy Corp. (a)(b)	122,877	173,257
International Seaways, Inc. (b)	228,435	4,178,076
Kinetik Holdings, Inc.	16,680	1,134,240
Kosmos Energy Ltd. (a)	2,382,689	11,579,869
Laredo Petroleum, Inc. (a)(b)	76,267	5,839,002
Lightbridge Corp. (a)(b)	32,543	268,480
Magnolia Oil & Gas Corp. Class A	762,601	17,044,132
Matador Resources Co.	582,964	28,915,014
Mexco Energy Corp. (a)(b)	8,253	117,028
Murphy Oil Corp.	774,163	26,840,231
NACCO Industries, Inc. Class A	24,311	751,453
New Concept Energy, Inc. (a)(b)	18,365	54,544
New Fortress Energy, Inc. (b)	222,215	6,130,912
Nextdecade Corp. (a)(b)	200,304	679,031
Northern Oil & Gas, Inc.	343,157	8,606,378
Oasis Petroleum, Inc.	94,751	12,555,455
Overseas Shipholding Group, Inc. (a)	480,769	1,000,000
Ovintiv, Inc.	1,375,928	63,086,299
Par Pacific Holdings, Inc. (a)	252,606	3,435,442
PBF Energy, Inc. Class A (a)	511,860	8,507,113
PDC Energy, Inc.	515,845	33,282,319
Peabody Energy Corp. (a)	490,507	8,505,391
Pedevco Corp. (a)(b)	86,042	122,180
Phx Minerals, Inc. Class A	197,548	511,649
PrimeEnergy Corp. (a)	4,172	309,562
Range Resources Corp. (a)	1,313,692	30,149,231
Ranger Oil Corp. (a)	114,333	3,859,882
Renewable Energy Group, Inc. (a)(b)	257,641	15,844,922
Rex American Resources Corp. (a)	28,848	2,724,982
Riley Exploration Permian, Inc.	15,686	525,481
Ring Energy, Inc. (a)(b)	445,175	1,415,657
SandRidge Energy, Inc. (a)	160,033	2,139,641
SilverBow Resources, Inc. (a)	49,534	1,274,014
SM Energy Co.	636,812	22,613,194
Southwestern Energy Co. (a)	5,452,250	27,206,728
Talos Energy, Inc. (a)	225,097	3,536,274
Targa Resources Corp.	1,197,653	78,290,577
Tellurian, Inc. (a)(b)	2,073,931	7,901,677
Texas Pacific Land Corp.	32,658	38,821,544
U.S. Energy Corp. (a)(b)	77,059	302,071
Uranium Energy Corp. (a)(b)	1,365,616	5,448,808
VAALCO Energy, Inc.	283,368	1,598,196
Vertex Energy, Inc. (a)(b)	243,606	1,619,980
W&T Offshore, Inc. (a)	468,996	2,279,321
Whiting Petroleum Corp.	204,618	15,111,039
World Fuel Services Corp.	333,877	9,462,074
		1,073,190,995

TOTAL ENERGY		1,337,411,142

FINANCIALS - 15.3%
Banks - 5.5%
1st Source Corp.	95,937	4,632,798
ACNB Corp.	46,204	1,486,845
Allegiance Bancshares, Inc.	104,375	4,472,469
Amalgamated Financial Corp.	79,757	1,369,428
Amerant Bancorp, Inc. Class A	129,857	4,213,860
American National Bankshares, Inc.	53,794	2,076,448
Ameris Bancorp	351,094	17,379,153
AmeriServ Financial, Inc.	99,260	420,862
Ames National Corp.	50,203	1,202,864
Arrow Financial Corp.	85,415	2,934,005
Associated Banc-Corp.	775,978	18,926,103
Atlantic Capital Bancshares, Inc. (a)	112,849	3,649,537
Atlantic Union Bankshares Corp.	398,478	16,190,161
Auburn National Bancorp., Inc.	5,383	171,556
Banc of California, Inc.	282,626	5,553,601
BancFirst Corp.	96,587	7,546,342
Bancorp, Inc., Delaware (a)	311,629	9,130,730
Bank First National Corp. (b)	31,970	2,251,647
Bank of Hawaii Corp.	210,625	18,151,663
Bank of Marin Bancorp	80,089	2,828,743
Bank of South Carolina Corp.	11,255	225,100
Bank of the James Financial Group, Inc.	220	3,315
Bank OZK	627,903	29,523,999
Bank7 Corp.	1,028	24,929
BankFinancial Corp.	79,330	865,490
BankUnited, Inc.	465,932	20,594,194
Bankwell Financial Group, Inc.	40,111	1,397,868
Banner Corp.	185,407	11,422,925
Bar Harbor Bankshares	83,537	2,401,689
BayCom Corp.	61,154	1,373,519
BCB Bancorp, Inc.	80,302	1,463,102
Berkshire Hills Bancorp, Inc.	261,029	8,118,002
Blue Ridge Bankshares, Inc.	88,828	1,425,689
BOK Financial Corp.	156,661	16,089,085
Brookline Bancorp, Inc., Delaware	410,147	7,029,920
Business First Bancshares, Inc.	101,789	2,665,854
Byline Bancorp, Inc.	129,661	3,535,855
C & F Financial Corp.	16,992	855,207
Cadence Bank	1,039,720	32,875,946
California Bancorp, Inc. (a)	33,152	746,583
Cambridge Bancorp	37,972	3,347,232
Camden National Corp.	78,942	3,753,692
Capital Bancorp, Inc.	53,441	1,325,871
Capital City Bank Group, Inc.	65,988	1,852,283
Capstar Financial Holdings, Inc.	103,427	2,213,338
Carter Bankshares, Inc. (a)	135,579	2,258,746
Cathay General Bancorp	409,806	19,273,176
CB Financial Services, Inc. (b)	33,881	852,107
CBTX, Inc.	100,733	3,028,034
Central Pacific Financial Corp.	148,931	4,347,296
Central Valley Community Bancorp	60,161	1,387,914
Chemung Financial Corp.	17,284	792,126
ChoiceOne Financial Services, Inc.	34,904	888,656
Citizens & Northern Corp.	87,302	2,162,471
Citizens Community Bancorp, Inc.	18,231	289,873
Citizens Holding Co.	18,121	325,272
City Holding Co.	78,075	6,220,235
Civista Bancshares, Inc.	82,747	2,018,199
CNB Financial Corp., Pennsylvania	86,608	2,264,799
Coastal Financial Corp. of Washington (a)	51,266	2,440,262
Codorus Valley Bancorp, Inc.	41,786	931,410
Colony Bankcorp, Inc.	25,470	465,846
Columbia Banking Systems, Inc.	416,326	15,250,021
Commerce Bancshares, Inc.	580,634	41,677,909
Community Bank System, Inc.	286,898	20,926,340
Community Financial Corp. (b)	28,907	1,165,241
Community Trust Bancorp, Inc.	80,471	3,402,314
Community West Bancshares	400	5,408
ConnectOne Bancorp, Inc.	181,036	5,974,188
CrossFirst Bankshares, Inc. (a)	256,761	4,038,851
Cullen/Frost Bankers, Inc.	297,178	41,821,860
Customers Bancorp, Inc. (a)	155,435	9,567,024
CVB Financial Corp. (b)	663,883	15,654,361
Dime Community Bancshares, Inc.	177,538	6,034,517
Eagle Bancorp Montana, Inc.	31,307	691,885
Eagle Bancorp, Inc.	168,408	10,091,007
East West Bancorp, Inc.	746,493	65,362,927
Eastern Bankshares, Inc.	889,900	19,453,214
Emclaire Financial Corp.	100	2,771
Enterprise Bancorp, Inc.	46,471	1,872,317
Enterprise Financial Services Corp.	206,998	10,233,981
Equity Bancshares, Inc.	81,745	2,570,880
Esquire Financial Holdings, Inc. (a)	36,066	1,217,228
Evans Bancorp, Inc.	31,458	1,262,095
Farmers & Merchants Bancorp, Inc.	52,926	1,765,082
Farmers National Banc Corp.	152,642	2,630,022
FB Financial Corp.	193,908	8,617,272
Fidelity D & D Bancorp, Inc.	16,572	817,828
Financial Institutions, Inc.	88,108	2,814,170
First Bancorp, North Carolina	181,520	8,146,618
First Bancorp, Puerto Rico	989,681	13,974,296
First Bancshares, Inc.	119,928	4,234,658
First Bank Hamilton New Jersey	86,013	1,253,209
First Busey Corp.	269,173	7,388,799
First Business Finance Services, Inc.	40,089	1,320,933
First Capital, Inc.	14,280	562,632
First Citizens Bancshares, Inc.	70,364	55,478,496
First Commonwealth Financial Corp.	511,525	8,261,129
First Community Bankshares, Inc.	85,244	2,500,207
First Community Corp.	49,144	1,004,503
First Financial Bancorp, Ohio	495,162	12,171,082
First Financial Bankshares, Inc.	677,113	32,447,255
First Financial Corp., Indiana	57,063	2,654,000
First Financial Northwest, Inc.	37,909	637,629
First Foundation, Inc.	214,361	5,717,008
First Guaranty Bancshares, Inc.	3,349	70,865
First Hawaiian, Inc.	672,117	19,538,441
First Horizon National Corp.	2,848,224	66,876,300
First Internet Bancorp	51,391	2,511,992
First Interstate Bancsystem, Inc.	430,685	17,485,811
First Merchants Corp.	291,331	12,742,818
First Mid-Illinois Bancshares, Inc.	85,276	3,417,009
First National Corp.	200	4,250
First Northwest Bancorp	55,204	1,261,963
First of Long Island Corp.	120,195	2,616,645
First Savings Financial Group, Inc.	24,534	625,617
First U.S. Bancshares, Inc.	8,364	92,004
First United Corp.	31,849	759,280
First Western Financial, Inc. (a)	32,348	1,073,630
Five Star Bancorp	33,047	1,004,959
Flushing Financial Corp.	166,250	3,905,213
FNB Corp., Pennsylvania	1,765,116	23,705,508
FNCB Bancorp, Inc.	78,249	726,933
Franklin Financial Services Corp.	18,851	628,115
Fulton Financial Corp.	851,314	15,340,678
FVCBankcorp, Inc. (a)	52,111	1,088,599
German American Bancorp, Inc.	133,490	5,310,232
Glacier Bancorp, Inc.	576,245	31,923,973
Glen Burnie Bancorp	18,268	217,572
Great Southern Bancorp, Inc.	53,416	3,280,811
Guaranty Bancshares, Inc. Texas	51,729	1,808,963
Hancock Whitney Corp.	449,689	25,038,684
Hanmi Financial Corp.	165,660	4,327,039
HarborOne Bancorp, Inc.	260,935	3,859,229
Hawthorn Bancshares, Inc.	41,326	1,080,262
HBT Financial, Inc.	47,853	915,906
Heartland Financial U.S.A., Inc.	212,137	10,526,238
Heritage Commerce Corp.	326,200	3,878,518
Heritage Financial Corp., Washington	193,333	5,069,191
Hilltop Holdings, Inc.	323,267	9,995,416
Home Bancshares, Inc.	788,374	18,455,835
HomeStreet, Inc.	105,622	5,435,308
HomeTrust Bancshares, Inc.	92,190	2,773,075
Hope Bancorp, Inc.	622,528	10,558,075
Horizon Bancorp, Inc. Indiana	212,572	4,268,446
Independent Bank Corp.	252,432	21,711,676
Independent Bank Corp.	118,195	2,813,041
Independent Bank Group, Inc.	195,195	15,059,294
International Bancshares Corp.	277,942	11,954,285
Investar Holding Corp.	49,819	1,013,817
Investors Bancorp, Inc.	1,174,926	19,668,261
Lakeland Bancorp, Inc.	335,094	6,045,096
Lakeland Financial Corp. (b)	133,967	10,745,493
Landmark Bancorp, Inc.	3,235	86,827
LCNB Corp.	64,357	1,170,654
Level One Bancorp, Inc.	24,254	999,265
Limestone Bancorp, Inc.	20,831	389,123
Live Oak Bancshares, Inc.	169,446	10,836,072
Macatawa Bank Corp.	125,639	1,153,366
Mainstreet Bancshares, Inc.	25,269	632,736
Malvern Bancorp, Inc. (a)	80,887	1,322,502
Mercantile Bank Corp.	74,530	2,747,921
Meridian Bank/Malvern, PA	30,226	1,070,000
Meta Financial Group, Inc.	169,824	9,406,551
Metrocity Bankshares, Inc.	92,607	2,251,276
Metropolitan Bank Holding Corp. (a)	53,246	5,444,404
Mid Penn Bancorp, Inc.	65,125	1,822,849
Middlefield Banc Corp.	35,190	898,049
Midland States Bancorp, Inc.	108,385	3,182,184
MidWestOne Financial Group, Inc.	77,966	2,353,794
MVB Financial Corp.	54,761	2,109,394
National Bank Holdings Corp.	160,173	7,108,478
National Bankshares, Inc.	31,250	1,161,563
NBT Bancorp, Inc.	227,936	8,745,904
Nicolet Bankshares, Inc. (a)	66,105	6,297,162
Northeast Bank	44,157	1,608,198
Northrim Bancorp, Inc.	34,589	1,549,241
Northwest Bancshares, Inc.	674,046	9,490,568
Norwood Financial Corp. (b)	41,478	1,165,947
Oak Valley Bancorp Oakdale California	25,757	489,383
OceanFirst Financial Corp.	320,495	7,172,678
OFG Bancorp	269,610	7,597,610
Ohio Valley Banc Corp.	17,021	508,247
Old National Bancorp, Indiana	1,556,309	28,449,329
Old Point Financial Corp.	8,621	213,370
Old Second Bancorp, Inc.	142,706	2,030,706
OptimumBank Holdings, Inc. (a)	5,789	23,388
Origin Bancorp, Inc.	118,899	5,490,756
Orrstown Financial Services, Inc.	55,134	1,346,372
Pacific Premier Bancorp, Inc.	511,343	19,794,088
PacWest Bancorp	613,992	30,343,485
Park National Corp.	76,083	10,199,687
Parke Bancorp, Inc.	49,727	1,173,060
Partners Bancorp	7,948	79,401
Pathfinder Bancorp, Inc.	200	3,486
Patriot National Bancorp, Inc. (a)(b)	1,376	22,704
PCB Bancorp	70,327	1,654,794
Peapack-Gladstone Financial Corp.	93,200	3,515,504
Penns Woods Bancorp, Inc.	31,595	779,133
Peoples Bancorp of North Carolina	30,669	873,760
Peoples Bancorp, Inc.	131,693	4,119,357
Peoples Financial Services Corp.	32,137	1,535,827
Pinnacle Financial Partners, Inc.	401,549	40,588,573
Plumas Bancorp	18,070	715,753
Popular, Inc.	416,765	38,279,865
Preferred Bank, Los Angeles	72,145	5,661,940
Premier Financial Corp.	205,271	6,295,662
Primis Financial Corp.	105,662	1,510,967
Professional Holdings Corp. (A Shares) (a)	77,486	1,651,227
Prosperity Bancshares, Inc.	481,383	35,843,778
QCR Holdings, Inc.	77,804	4,346,131
RBB Bancorp	71,969	1,735,892
Red River Bancshares, Inc.	26,479	1,355,725
Renasant Corp.	300,506	10,971,474
Republic Bancorp, Inc., Kentucky Class A	50,634	2,323,088
Republic First Bancorp, Inc. (a)(b)	253,444	1,315,374
Richmond Mutual Bancorp., Inc.	63,479	1,112,152
S&T Bancorp, Inc.	212,605	6,609,889
Salisbury Bancorp, Inc.	16,080	888,098
Sandy Spring Bancorp, Inc.	239,126	11,260,443
SB Financial Group, Inc.	34,097	647,843
Seacoast Banking Corp., Florida	312,917	11,468,408
ServisFirst Bancshares, Inc.	254,106	22,203,782
Shore Bancshares, Inc.	100,279	2,113,881
Sierra Bancorp	78,716	2,112,737
Silvergate Capital Corp. (a)	160,272	20,527,638
Simmons First National Corp. Class A	601,575	17,156,919
SmartFinancial, Inc.	76,603	1,998,572
Sound Financial Bancorp, Inc.	11,669	443,539
South Plains Financial, Inc.	57,274	1,584,772
Southern First Bancshares, Inc. (a)	37,487	2,139,008
Southside Bancshares, Inc.	169,546	7,068,373
Southstate Corp.	367,463	33,071,670
Spirit of Texas Bancshares, Inc.	73,052	2,084,174
Stock Yards Bancorp, Inc.	130,485	6,977,033
Summit Financial Group, Inc.	49,707	1,355,510
Summit State Bank	220	3,575
Synovus Financial Corp.	766,202	40,340,535
Texas Capital Bancshares, Inc. (a)	267,569	17,820,095
The Bank of Princeton	28,103	837,188
The First Bancorp, Inc.	45,775	1,364,095
Third Coast Bancshares, Inc.	18,094	421,047
Tompkins Financial Corp.	64,266	5,083,441
TowneBank	350,955	10,942,777
Trico Bancshares	145,798	6,327,633
TriState Capital Holdings, Inc. (a)	149,901	4,976,713
Triumph Bancorp, Inc. (a)	126,614	12,701,916
Trustmark Corp.	330,060	10,393,589
UMB Financial Corp.	226,248	23,045,621
Umpqua Holdings Corp.	1,130,723	24,140,936
Union Bankshares, Inc.	25,687	791,416
United Bancorp, Inc.	40,787	693,787
United Bancshares, Inc.	13,498	438,685
United Bankshares, Inc., West Virginia	725,141	26,554,663
United Community Bank, Inc.	560,942	21,686,018
United Security Bancshares, California	72,516	609,860
Unity Bancorp, Inc.	35,956	1,019,353
Univest Corp. of Pennsylvania	159,700	4,628,106
Valley National Bancorp	2,132,640	29,792,981
Veritex Holdings, Inc.	262,989	10,685,243
Village Bank & Trust Financial Corp.	8,696	484,976
Virginia National Bank Corp. (b)	4,692	162,578
Washington Trust Bancorp, Inc.	92,049	4,995,499
Webster Financial Corp.	948,488	57,108,462
WesBanco, Inc.	336,361	12,290,631
West Bancorp., Inc.	82,351	2,379,944
Westamerica Bancorp.	142,350	8,444,202
Western Alliance Bancorp.	550,057	51,562,343
Wintrust Financial Corp.	299,155	29,724,041
		2,135,841,449
Capital Markets - 3.7%
Affiliated Managers Group, Inc.	215,141	29,766,909
Ares Management Corp.	884,303	71,708,130
Artisan Partners Asset Management, Inc.	345,903	13,182,363
Ashford, Inc. (a)	11,628	230,467
Assetmark Financial Holdings, Inc. (a)	98,836	2,321,658
Associated Capital Group, Inc.	19,292	754,896
B. Riley Financial, Inc.	85,767	5,107,425
Bakkt Holdings, Inc. Class A (a)(b)	207,197	1,183,095
BGC Partners, Inc. Class A	1,698,832	7,780,651
Blackstone, Inc.	3,596,389	458,431,646
Blucora, Inc. (a)	264,754	5,268,605
Blue Owl Capital, Inc. Class A	1,762,221	22,027,763
Bridge Investment Group Holdings, Inc.	113,284	2,366,503
BrightSphere Investment Group, Inc.	192,331	4,590,941
Carlyle Group LP (b)	724,945	33,978,172
Cohen & Co., Inc. (b)	10,942	158,608
Cohen & Steers, Inc.	129,190	10,497,979
Coinbase Global, Inc. (a)(b)	156,736	29,900,527
Cowen Group, Inc. Class A	146,635	4,347,728
Diamond Hill Investment Group, Inc.	16,115	3,124,376
Donnelley Financial Solutions, Inc. (a)	152,993	4,911,075
Evercore, Inc. Class A	206,681	26,250,554
Federated Hermes, Inc.	511,465	16,709,562
Focus Financial Partners, Inc. Class A (a)	275,475	13,784,769
GAMCO Investors, Inc. Class A	21,641	465,714
GCM Grosvenor, Inc. Class A	187,245	1,870,578
Greenhill & Co., Inc.	76,150	1,346,332
Hamilton Lane, Inc. Class A	186,705	14,581,661
Hennessy Advisors, Inc.	9,554	96,591
Heritage Global, Inc. (a)(b)	59,452	93,340
Houlihan Lokey	268,398	27,607,418
Interactive Brokers Group, Inc.	462,732	30,623,604
Janus Henderson Group PLC	900,204	30,219,848
Jefferies Financial Group, Inc.	1,030,176	36,612,455
KKR & Co. LP	3,065,127	184,275,435
Lazard Ltd. Class A	594,369	20,553,280
LPL Financial	422,657	76,479,784
Manning & Napier, Inc. Class A	64,534	536,923
MarketWise, Inc. Class A (a)(b)	145,353	748,568
Moelis & Co. Class A	323,353	15,588,848
Morningstar, Inc.	125,235	35,147,203
National Holdings Corp. warrants 1/18/22 (a)(d)	3,483	0
Open Lending Corp. (a)	545,830	11,369,639
Oppenheimer Holdings, Inc. Class A (non-vtg.)	52,068	2,248,817
P10, Inc. (a)	113,738	1,414,901
Perella Weinberg Partners Class A	193,607	2,127,741
Piper Jaffray Companies	74,894	11,085,061
PJT Partners, Inc.	129,661	8,274,965
Pzena Investment Management, Inc.	87,276	805,557
Safeguard Scientifics, Inc. (a)(b)	119,728	718,368
Sculptor Capital Management, Inc. Class A	103,509	1,325,950
SEI Investments Co.	557,998	32,687,523
Siebert Financial Corp. (a)(b)	58,268	121,780
Silvercrest Asset Management Group Class A	47,307	762,589
StepStone Group, Inc. Class A	256,246	8,848,174
Stifel Financial Corp.	550,476	40,459,986
StoneX Group, Inc. (a)	86,945	6,560,000
Tradeweb Markets, Inc. Class A	553,961	46,798,625
U.S. Global Investors, Inc. Class A	67,034	376,731
Value Line, Inc.	8,361	493,383
Victory Capital Holdings, Inc.	88,776	2,944,700
Virtu Financial, Inc. Class A	434,418	15,239,383
Virtus Investment Partners, Inc.	38,557	9,277,585
Westwood Holdings Group, Inc.	42,369	701,207
WisdomTree Investments, Inc.	590,199	3,322,820
		1,453,197,469
Consumer Finance - 1.0%
Ally Financial, Inc.	1,819,800	90,808,020
Atlanticus Holdings Corp. (a)(b)	29,728	1,583,611
Consumer Portfolio Services, Inc. (a)	69,404	816,885
Credit Acceptance Corp. (a)(b)	43,489	23,924,169
CURO Group Holdings Corp.	109,951	1,470,045
Elevate Credit, Inc. (a)(b)	99,560	327,552
Encore Capital Group, Inc. (a)(b)	128,255	8,463,547
Enova International, Inc. (a)	192,768	7,859,151
EZCORP, Inc. (non-vtg.) Class A (a)	276,099	1,653,833
FirstCash Holdings, Inc.	213,519	15,381,909
Green Dot Corp. Class A (a)	292,638	8,384,079
Katapult Holdings, Inc. (a)(b)	334,495	765,994
LendingClub Corp. (a)	528,637	9,822,075
LendingTree, Inc. (a)	61,449	7,435,943
Medallion Financial Corp. (b)	105,626	911,552
MoneyLion, Inc. (a)(b)	502,777	1,211,693
Navient Corp.	844,787	14,876,699
Nelnet, Inc. Class A	106,655	8,591,060
Nicholas Financial, Inc. (a)	71,789	801,165
OneMain Holdings, Inc.	588,925	30,023,397
Oportun Financial Corp. (a)	99,176	1,620,536
OppFi, Inc. Class A (a)(b)	90,269	323,163
PRA Group, Inc. (a)	227,635	10,159,350
PROG Holdings, Inc. (a)	301,598	9,240,963
Regional Management Corp.	47,670	2,446,901
SLM Corp.	1,544,258	30,421,883
SoFi Technologies, Inc. (a)(b)	3,427,443	39,244,222
Sunlight Financial Holdings, Inc. Class A (a)(b)	203,389	827,793
Upstart Holdings, Inc. (a)(b)	259,124	40,939,001
World Acceptance Corp. (a)(b)	21,953	4,313,106
		374,649,297
Diversified Financial Services - 0.7%
A-Mark Precious Metals, Inc.	44,542	3,193,661
Alerus Financial Corp.	80,521	2,314,979
Apollo Global Management, Inc.	1,943,795	126,852,062
Cannae Holdings, Inc. (a)	449,849	12,078,446
Equitable Holdings, Inc.	1,987,965	64,926,937
FlexShopper, Inc. (a)	77,793	122,913
GWG Holdings, Inc. (a)	15,601	64,276
Jackson Financial, Inc. (b)	492,128	20,123,114
LM Funding America, Inc. (a)(b)	53,616	159,240
SWK Holdings Corp. (a)(b)	5,523	104,771
Voya Financial, Inc.	581,222	39,145,302
WeWork, Inc. (a)(b)	1,110,474	7,107,034
		276,192,735
Insurance - 2.7%
Alleghany Corp. (a)	72,385	47,913,079
AMBAC Financial Group, Inc. (a)	260,046	3,336,390
American Equity Investment Life Holding Co.	438,204	16,515,909
American Financial Group, Inc.	346,641	46,931,725
American National Group, Inc.	65,045	12,295,456
Amerisafe, Inc.	101,882	4,798,642
Arch Capital Group Ltd. (a)	2,031,257	95,692,517
Argo Group International Holdings, Ltd.	180,866	7,627,119
Assured Guaranty Ltd.	357,425	22,149,627
Atlantic American Corp. (b)	39,532	96,853
Axis Capital Holdings Ltd.	404,845	22,112,634
Brighthouse Financial, Inc. (a)	423,968	22,156,568
BRP Group, Inc. (a)	290,924	8,078,959
Citizens, Inc. Class A (a)(b)	251,271	1,067,902
CNA Financial Corp.	137,032	6,262,362
CNO Financial Group, Inc.	648,021	15,662,668
Conifer Holdings, Inc. (a)(b)	13,147	28,529
Crawford & Co.:
Class A	84,964	655,072
Class B	51,170	386,845
Donegal Group, Inc. Class A	86,295	1,178,790
eHealth, Inc. (a)(b)	132,732	2,062,655
Employers Holdings, Inc.	141,897	5,514,117
Enstar Group Ltd. (a)	65,155	18,571,130
Erie Indemnity Co. Class A	131,859	23,088,511
Fednat Holding Co. (a)	54,545	63,818
FG Financial Group, Inc. (a)(b)	9,639	30,652
Fidelity National Financial, Inc.	1,496,284	71,282,970
First American Financial Corp.	576,273	38,633,342
Genworth Financial, Inc. Class A (a)	2,636,535	10,704,332
GoHealth, Inc. (a)	34,907	77,843
Goosehead Insurance (b)	105,701	9,193,873
Greenlight Capital Re, Ltd. (a)	148,408	1,067,054
Hallmark Financial Services, Inc. (a)	91,665	363,910
Hanover Insurance Group, Inc.	188,836	26,344,510
HCI Group, Inc.	42,223	2,628,804
Heritage Insurance Holdings, Inc.	141,723	790,814
Hippo Holdings, Inc. (a)(b)	2,002,302	3,884,466
Horace Mann Educators Corp.	219,872	9,144,476
Investors Title Co.	7,475	1,431,836
James River Group Holdings Ltd.	197,583	5,255,708
Kemper Corp.	320,508	17,127,948
Kingstone Companies, Inc.	38,381	203,419
Kinsale Capital Group, Inc.	114,179	23,950,187
Lemonade, Inc. (a)(b)	214,036	5,447,216
Maiden Holdings Ltd. (a)	374,705	914,280
Markel Corp. (a)	71,976	89,459,690
Marpai, Inc. (b)	26,606	53,212
MBIA, Inc. (a)(b)	259,848	3,962,682
Mercury General Corp.	143,058	7,868,190
MetroMile, Inc. (a)	498,366	637,908
Midwest Holding, Inc. (a)(b)	3,639	80,859
National Western Life Group, Inc.	12,503	2,667,515
NI Holdings, Inc. (a)	45,517	816,120
Old Republic International Corp.	1,489,083	39,237,337
Oscar Health, Inc. (a)(b)	5,042	36,756
Oxbridge Re Holdings Ltd. (a)	14,895	88,029
Palomar Holdings, Inc. (a)	130,126	8,384,018
Primerica, Inc.	209,841	27,256,247
ProAssurance Corp.	289,849	6,985,361
Reinsurance Group of America, Inc.	356,859	39,561,389
Reliance Global Group, Inc. (a)(b)	56,014	366,892
RenaissanceRe Holdings Ltd.	244,397	36,850,180
RLI Corp.	212,585	21,577,378
Root, Inc. (a)(b)	149,592	270,762
Ryan Specialty Group Holdings, Inc. (b)	308,951	12,376,577
Safety Insurance Group, Inc.	74,452	6,212,275
Selective Insurance Group, Inc.	317,934	26,448,929
Selectquote, Inc. (a)(b)	230,138	715,729
Siriuspoint Ltd. (a)	456,509	3,373,602
State Auto Financial Corp.	82,041	4,266,952
Stewart Information Services Corp.	141,833	9,627,624
Tiptree, Inc.	105,961	1,355,241
Trean Insurance Group, Inc. (a)	94,321	669,679
Trupanion, Inc. (a)(b)	181,673	16,283,351
United Fire Group, Inc.	116,974	3,229,652
United Insurance Holdings Corp.	117,879	431,437
Universal Insurance Holdings, Inc.	158,867	1,836,503
Unum Group	1,121,360	31,308,371
Vericity, Inc. (a)	18,383	103,496
White Mountains Insurance Group Ltd.	16,110	16,918,722
		1,034,044,182
Mortgage Real Estate Investment Trusts - 0.9%
Acres Commercial Realty Corp.	55,379	623,568
AG Mortgage Investment Trust, Inc.	87,233	788,586
AGNC Investment Corp.	3,175,570	40,996,609
Angel Oak Mortgage, Inc. (b)	30,119	489,133
Annaly Capital Management, Inc.	6,228,912	43,353,228
Apollo Commercial Real Estate Finance, Inc.	718,108	9,371,309
Arbor Realty Trust, Inc.	818,055	14,724,990
Ares Commercial Real Estate Corp.	284,749	4,171,573
Arlington Asset Investment Corp. (a)	254,562	814,598
Armour Residential REIT, Inc. (b)	351,756	2,859,776
Blackstone Mortgage Trust, Inc.	902,181	28,671,312
BrightSpire Capital, Inc.	518,196	4,591,217
Broadmark Realty Capital, Inc.	736,481	6,377,925
Cherry Hill Mortgage Investment Corp.	126,637	952,310
Chimera Investment Corp.	1,230,464	14,974,747
Dynex Capital, Inc. (b)	209,846	3,225,333
Ellington Financial LLC	296,810	5,244,633
Ellington Residential Mortgage REIT	88,750	855,550
Franklin BSP Realty Trust, Inc.	237,453	3,134,380
Granite Point Mortgage Trust, Inc.	285,266	3,200,685
Great Ajax Corp.	131,128	1,493,548
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	456,444	21,608,059
Invesco Mortgage Capital, Inc. (b)	1,162,933	2,535,194
KKR Real Estate Finance Trust, Inc.	244,069	5,240,161
Ladder Capital Corp. Class A	609,817	6,988,503
Lument Finance Trust, Inc.	234,650	715,683
Manhattan Bridge Capital, Inc.	2,400	14,016
MFA Financial, Inc.	2,118,531	8,601,236
New Residential Investment Corp.	2,477,650	25,718,007
New York Mortgage Trust, Inc.	1,971,720	6,920,737
Nexpoint Real Estate Finance, Inc.	32,469	682,174
Orchid Island Capital, Inc.	1,027,113	3,379,202
PennyMac Mortgage Investment Trust	523,042	8,159,455
Ready Capital Corp.	342,262	5,082,591
Redwood Trust, Inc.	613,180	6,370,940
Sachem Capital Corp.	153,575	752,518
Seven Hills Realty Trust (b)	48,521	535,672
Starwood Property Trust, Inc.	1,631,428	38,893,244
TPG RE Finance Trust, Inc.	318,809	3,774,699
Two Harbors Investment Corp.	1,842,307	9,322,073
Western Asset Mortgage Capital Corp.	380,369	703,683
		346,912,857
Thrifts & Mortgage Finance - 0.8%
Axos Financial, Inc. (a)	285,811	15,645,294
Blue Foundry Bancorp (b)	150,052	2,084,222
Bogota Financial Corp. (a)	1,241	12,844
Bridgewater Bancshares, Inc. (a)	119,055	2,003,696
Broadway Financial Corp. (a)	97,302	163,467
Capitol Federal Financial, Inc.	696,317	7,603,782
Carver Bancorp, Inc. (a)	6,231	45,985
Cf Bankshares, Inc.	1,700	36,618
Columbia Financial, Inc. (a)	219,615	4,664,623
Elmira Savings Bank	890	20,381
ESSA Bancorp, Inc.	37,572	671,412
Essent Group Ltd.	587,447	25,953,408
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	51,229	6,337,027
FFBW, Inc. (a)	41,137	494,467
Finance of America Companies, Inc. (a)	112,530	364,597
Flagstar Bancorp, Inc.	284,138	12,951,010
FS Bancorp, Inc.	47,045	1,506,381
Greene County Bancorp, Inc.	4,290	174,818
Guaranty Federal Bancshares, Inc.	834	26,621
Guild Holdings Co. Class A	30,111	360,429
Hingham Institution for Savings (b)	8,467	3,046,765
HMN Financial, Inc.	3,999	98,775
Home Bancorp, Inc.	44,458	1,743,198
Home Federal Bancorp, Inc.	1,332	27,639
IF Bancorp, Inc.	400	9,724
Impac Mortgage Holdings, Inc. (a)(b)	64,633	51,706
Kearny Financial Corp.	410,372	5,421,014
loanDepot, Inc.	101,137	417,696
Luther Burbank Corp.	66,031	854,441
Merchants Bancorp	138,210	4,001,180
MGIC Investment Corp.	1,723,502	26,162,760
Mr. Cooper Group, Inc. (a)	393,388	19,995,912
New York Community Bancorp, Inc. (b)	2,541,081	29,324,075
NMI Holdings, Inc. (a)	455,210	10,533,559
Northeast Community Bancorp, Inc.	16,153	199,813
Northfield Bancorp, Inc.	246,484	3,869,799
Ocwen Financial Corp. (a)	42,721	1,223,102
OP Bancorp	65,563	874,610
PCSB Financial Corp.	88,797	1,654,288
PennyMac Financial Services, Inc.	164,012	9,471,693
Pioneer Bancorp, Inc. (a)	50,065	528,686
Ponce Financial Group, Inc. (a)	31,619	334,213
Provident Bancorp, Inc.	90,549	1,481,382
Provident Financial Holdings, Inc.	24,711	406,002
Provident Financial Services, Inc.	417,423	9,905,448
Prudential Bancorp, Inc.	97,062	1,397,693
Radian Group, Inc.	946,922	22,631,436
Randolph Bancorp, Inc.	16,460	338,253
Riverview Bancorp, Inc.	143,590	1,115,694
Rocket Companies, Inc. (b)	763,035	9,850,782
Security National Financial Corp. Class A (b)	83,252	811,707
Southern Missouri Bancorp, Inc.	39,891	2,137,360
Sterling Bancorp, Inc. (a)	87,167	538,692
Territorial Bancorp, Inc.	44,760	1,122,581
TFS Financial Corp.	274,837	4,718,951
Timberland Bancorp, Inc.	37,353	1,031,316
Trustco Bank Corp., New York	104,137	3,558,361
UWM Holdings Corp. Class A (b)	466,640	2,025,218
Velocity Financial, Inc. (a)	80,703	1,032,191
Walker & Dunlop, Inc.	158,170	21,882,820
Washington Federal, Inc.	358,748	12,764,254
Waterstone Financial, Inc.	125,755	2,457,253
Western New England Bancorp, Inc.	133,806	1,239,044
William Penn Bancorp, Inc. (b)	59,268	740,850
WSFS Financial Corp.	351,401	17,861,713
		322,014,731

TOTAL FINANCIALS		5,942,852,720

HEALTH CARE - 12.5%
Biotechnology - 4.9%
180 Life Sciences Corp. (a)(b)	116,792	372,566
2seventy bio, Inc. (a)(b)	121,560	1,803,950
4D Molecular Therapeutics, Inc. (a)(b)	131,597	1,802,879
89Bio, Inc. (a)(b)	46,503	215,309
Aadi Bioscience, Inc. (a)(b)	110,631	1,927,192
Aadi Bioscience, Inc. rights (a)(d)	252,937	5,059
Abeona Therapeutics, Inc. (a)(b)	514,572	132,760
ACADIA Pharmaceuticals, Inc. (a)	631,832	16,054,851
Achieve Life Sciences, Inc. (a)(b)	46,116	341,258
Acorda Therapeutics, Inc. (a)(b)	20,590	42,210
Actinium Pharmaceuticals, Inc. (a)(b)	107,858	582,433
Acumen Pharmaceuticals, Inc.	57,649	337,823
Adagio Therapeutics, Inc. (b)	95,862	641,317
Adicet Bio, Inc. (a)	87,972	1,150,674
Adicet Bio, Inc. rights (a)(d)	11,207	0
Aditxt, Inc. (a)(b)	78,890	29,055
ADMA Biologics, Inc. (a)(b)	957,513	1,541,596
Adverum Biotechnologies, Inc. (a)(b)	446,963	598,930
Aeglea BioTherapeutics, Inc. (a)	214,174	593,262
Aerovate Therapeutics, Inc. (b)	43,502	425,450
Aevi Genomic Medicine, Inc. rights (a)(d)	123,543	4,156
Agenus, Inc. (a)(b)	1,254,064	3,385,973
AgeX Therapeutics, Inc. (a)(b)	61,626	42,226
Agios Pharmaceuticals, Inc. (a)(b)	235,771	7,339,551
Aikido Pharma, Inc. (a)(b)	405,731	167,770
Aileron Therapeutics, Inc. (a)	360,871	153,948
AIM ImmunoTech, Inc. (a)(b)	271,496	192,762
Akebia Therapeutics, Inc. (a)	588,712	1,271,618
Akero Therapeutics, Inc. (a)(b)	122,274	2,167,918
Akouos, Inc. (a)(b)	100,251	535,340
Alaunos Therapeutics, Inc. (a)(b)	1,194,377	1,177,536
Albireo Pharma, Inc. (a)(b)	105,777	3,526,605
Aldeyra Therapeutics, Inc. (a)(b)	322,977	1,304,827
Alector, Inc. (a)	308,995	4,894,481
Aligos Therapeutics, Inc. (a)(b)	124,718	301,818
Alkermes PLC (a)	865,981	21,528,288
Allena Pharmaceuticals, Inc. (a)(b)	183,607	83,927
Allogene Therapeutics, Inc. (a)(b)	230,014	2,104,628
Allovir, Inc. (a)(b)	167,523	1,507,707
Alnylam Pharmaceuticals, Inc. (a)	630,340	99,499,169
Alpine Immune Sciences, Inc. (a)(b)	64,619	532,461
Altimmune, Inc. (a)(b)	209,392	1,551,595
ALX Oncology Holdings, Inc. (a)	39,475	715,287
Amicus Therapeutics, Inc. (a)	1,324,498	10,781,414
AnaptysBio, Inc. (a)(b)	103,299	3,157,850
Anavex Life Sciences Corp. (a)(b)	400,400	4,388,384
Anika Therapeutics, Inc. (a)	76,564	2,488,330
Anixa Biosciences, Inc. (a)(b)	140,935	391,799
Annexon, Inc. (a)(b)	140,986	684,487
Annovis Bio, Inc. (a)(b)	26,876	381,639
Apellis Pharmaceuticals, Inc. (a)	430,670	18,316,395
Applied Genetic Technologies Corp. (a)(b)	260,166	517,730
Applied Molecular Transport, Inc. (a)(b)	94,092	618,184
Applied Therapeutics, Inc. (a)	89,103	167,514
Aprea Therapeutics, Inc. (a)(b)	105,612	183,765
Aptevo Therapeutics, Inc. (a)(b)	33,281	191,699
Aptinyx, Inc. (a)(b)	203,667	619,148
AquaBounty Technologies, Inc. (a)(b)	301,105	478,757
AquaMed Technologies, Inc. (a)(d)	6,256	0
Aravive, Inc. (a)(b)	73,821	162,406
Arbutus Biopharma Corp. (a)(b)	512,976	1,641,523
ARCA Biopharma, Inc. (a)(b)	57,413	116,548
Arcturus Therapeutics Holdings, Inc. (a)(b)	118,697	2,845,167
Arcus Biosciences, Inc. (a)(b)	244,140	9,082,008
Arcutis Biotherapeutics, Inc. (a)(b)	150,082	2,671,460
Ardelyx, Inc. (a)(b)	521,651	401,671
Arena Pharmaceuticals, Inc. (a)	329,141	31,258,521
Aridis Pharmaceuticals, Inc. (a)(b)	80,974	161,948
Armata Pharmaceuticals, Inc. (a)(b)	5,111	25,862
Arrowhead Pharmaceuticals, Inc. (a)	554,248	24,386,912
Assembly Biosciences, Inc. (a)	222,867	345,444
Astria Therapeutics, Inc. (a)(b)	23,579	159,158
Atara Biotherapeutics, Inc. (a)	464,685	5,971,202
Athenex, Inc. (a)	307,818	247,670
Athersys, Inc. (a)(b)	1,085,040	973,389
Atossa Therapeutics, Inc. (a)	704,544	859,544
Atreca, Inc. (a)(b)	177,277	319,099
aTyr Pharma, Inc. (a)(b)	145,214	720,261
Aura Biosciences, Inc.	29,058	520,138
Avalo Therapeutics, Inc. (a)	494,950	361,412
AVEO Pharmaceuticals, Inc. (a)	154,456	546,774
Avid Bioservices, Inc. (a)	324,446	6,644,654
Avidity Biosciences, Inc. (a)(b)	227,883	3,864,896
Avita Medical, Inc. (a)	139,597	1,284,292
AVROBIO, Inc. (a)	230,789	334,644
Axcella Health, Inc. (a)(b)	91,601	173,126
Beam Therapeutics, Inc. (a)(b)	244,654	19,168,641
Bellicum Pharmaceuticals, Inc. (a)(b)	37,817	64,289
Benitec Biopharma, Inc. (a)	30,435	70,609
Bio Path Holdings, Inc. (a)(b)	36,941	138,529
BioAtla, Inc. (a)	28,535	184,907
BioCardia, Inc. (a)(b)	58,751	121,615
Biocept, Inc. (a)(b)	91,479	218,635
BioCryst Pharmaceuticals, Inc. (a)(b)	969,016	16,095,356
Biohaven Pharmaceutical Holding Co. Ltd. (a)	308,996	36,680,915
BioMarin Pharmaceutical, Inc. (a)	968,149	75,631,800
Biomea Fusion, Inc. (a)(b)	48,283	309,494
BioVie, Inc. (a)(b)	19,167	59,609
BioXcel Therapeutics, Inc. (a)(b)	106,869	1,956,771
Black Diamond Therapeutics, Inc. (a)(b)	123,766	388,625
bluebird bio, Inc. (a)	396,929	2,397,451
Blueprint Medicines Corp. (a)	322,946	19,554,380
Bolt Biotherapeutics, Inc. (b)	76,350	266,462
BrainStorm Cell Therpeutic, Inc. (a)(b)	154,284	470,566
Brickell Biotech, Inc. (a)(b)	320,620	67,330
BridgeBio Pharma, Inc. (a)(b)	305,214	2,380,669
Brooklyn ImmunoTherapeutics, Inc. (a)(b)	138,499	313,008
C4 Therapeutics, Inc. (a)	194,635	4,365,663
Cabaletta Bio, Inc. (a)(b)	73,200	158,112
Calithera Biosciences, Inc. (a)	336,637	163,269
Calyxt, Inc. (a)(b)	80,427	94,100
Candel Therapeutics, Inc. (b)	27,881	114,870
Capricor Therapeutics, Inc. (a)(b)	118,032	478,030
Cardiff Oncology, Inc. (a)(b)	212,750	572,298
CareDx, Inc. (a)	279,425	10,724,332
Caribou Biosciences, Inc.	109,476	1,092,570
CASI Pharmaceuticals, Inc. (a)(b)	600,085	505,272
Catalyst Biosciences, Inc. (a)	165,920	107,682
Catalyst Pharmaceutical Partners, Inc. (a)	513,254	4,003,381
Cel-Sci Corp. (a)(b)	216,622	1,252,075
Celcuity, Inc. (a)(b)	45,905	463,641
Celldex Therapeutics, Inc. (a)	245,499	7,340,420
Cellectar Biosciences, Inc. (a)(b)	258,817	132,126
Celsion Corp. (a)	449,817	145,561
Century Therapeutics, Inc. (b)	54,322	765,940
Cerevel Therapeutics Holdings (a)(b)	300,062	7,942,641
Checkmate Pharmaceuticals, Inc. (a)	26,456	76,458
Checkpoint Therapeutics, Inc. (a)(b)	392,905	703,300
ChemoCentryx, Inc. (a)	274,879	8,339,829
Chimerix, Inc. (a)	420,584	2,372,094
Chinook Therapeutics, Inc. (a)(b)	238,876	3,048,058
Chinook Therapeutics, Inc. rights (a)(d)	51,768	2,588
Cidara Therapeutics, Inc. (a)	297,815	208,471
Clene, Inc. (a)(b)	108,937	336,615
Clovis Oncology, Inc. (a)(b)	822,112	1,693,551
Codiak Biosciences, Inc. (a)	79,109	373,394
Cogent Biosciences, Inc. (a)(b)	172,931	1,025,481
Cogent Biosciences, Inc. rights (a)(d)	43,783	0
CohBar, Inc. (a)(b)	239,476	63,940
Coherus BioSciences, Inc. (a)	361,265	4,259,314
Concert Pharmaceuticals, Inc. (a)	154,004	462,012
ContraFect Corp.(a)(b)	184,840	613,669
Corbus Pharmaceuticals Holdings, Inc. (a)	574,488	198,658
Corvus Pharmaceuticals, Inc. (a)(b)	161,516	285,883
Crinetics Pharmaceuticals, Inc. (a)	202,902	4,062,098
CTI BioPharma Corp. (a)(b)	440,957	837,818
Cue Biopharma, Inc. (a)(b)	161,783	938,341
Cullinan Oncology, Inc. (a)	132,562	1,900,939
Curis, Inc. (a)	426,845	1,429,931
Cyclacel Pharmaceuticals, Inc. (a)(b)	39,067	126,968
Cyclerion Therapeutics, Inc. (a)	203,578	213,757
Cyclo Therapeutics, Inc. (a)(b)	28,742	93,699
Cyteir Therapeutics, Inc. (b)	34,788	201,770
Cytokinetics, Inc. (a)(b)	440,977	15,575,308
CytomX Therapeutics, Inc. (a)	330,733	1,266,707
Day One Biopharmaceuticals, Inc. (a)(b)	62,218	849,898
Decibel Therapeutics, Inc. (b)	40,457	141,600
Deciphera Pharmaceuticals, Inc. (a)(b)	83,484	643,662
Denali Therapeutics, Inc. (a)	498,081	16,217,517
DermTech, Inc. (a)(b)	145,756	1,864,219
Design Therapeutics, Inc. (a)	65,752	892,255
DiaMedica Therapeutics, Inc. (a)	85,553	225,004
Diffusion Pharmaceuticals, Inc. (a)	512,505	120,029
Dyadic International, Inc. (a)(b)	103,619	390,644
Dynavax Technologies Corp. (a)(b)	595,482	7,300,609
Dyne Therapeutics, Inc. (a)(b)	139,389	1,194,564
Eagle Pharmaceuticals, Inc. (a)	59,311	2,810,748
Edesa Biotech, Inc. (a)	41,312	153,268
Editas Medicine, Inc. (a)(b)	370,249	6,338,663
Effector Therapeutics, Inc. Class A (a)(b)	57,112	265,571
Eiger Biopharmaceuticals, Inc. (a)(b)	179,779	719,116
Eledon Pharmaceuticals, Inc. (a)(b)	76,769	270,995
Elevation Oncology, Inc. (b)	4,419	14,936
Eliem Therapeutics, Inc. (b)	30,664	276,283
Emergent BioSolutions, Inc. (a)	251,860	10,421,967
Enanta Pharmaceuticals, Inc. (a)	95,476	6,723,420
Enochian Biosciences, Inc. (a)(b)	81,929	619,383
Ensysce Biosciences, Inc. (a)(b)	62,012	69,453
Entasis Therapeutics Holdings, Inc. (a)(b)	86,160	146,472
Entrada Therapeutics, Inc. (b)	47,695	578,540
Epizyme, Inc. (a)	66,160	98,578
Equillium, Inc. (a)(b)	91,304	343,303
Erasca, Inc. (b)	106,812	1,324,469
Evelo Biosciences, Inc. (a)(b)	158,922	496,631
Exact Sciences Corp. (a)(b)	916,346	71,529,969
Exagen, Inc. (a)(b)	40,756	309,746
Exelixis, Inc. (a)	1,684,391	34,580,547
Exicure, Inc. (a)(b)	384,807	77,077
F-star Therapeutics, Inc. (a)	86,276	263,142
F-star Therapeutics, Inc.:
rights (a)(d)	13,735	0
rights (a)(d)	13,735	0
Fate Therapeutics, Inc. (a)(b)	436,337	15,075,443
FibroGen, Inc. (a)	391,478	5,508,095
Finch Therapeutics Group, Inc. (a)	44,852	375,411
First Wave BioPharma, Inc. (a)(b)	64,377	76,287
Foghorn Therapeutics, Inc. (a)(b)	105,334	1,012,260
Forma Therapeutics Holdings, Inc. (a)(b)	176,231	1,737,638
Forte Biosciences, Inc. (a)	62,357	78,570
Fortress Biotech, Inc. (a)(b)	373,542	601,403
Frequency Therapeutics, Inc. (a)(b)	191,462	543,752
G1 Therapeutics, Inc. (a)(b)	215,421	2,285,617
Gain Therapeutics, Inc. (a)(b)	8,288	30,583
Galectin Therapeutics, Inc. (a)(b)	311,942	583,332
Galecto, Inc. (a)	62,685	115,967
Galera Therapeutics, Inc. (a)(b)	45,301	101,474
Gemini Therapeutics, Inc. (a)(b)	156,348	212,633
Generation Bio Co. (a)(b)	247,336	1,266,360
Genocea Biosciences, Inc. (a)(b)	184,922	181,242
Genprex, Inc. (a)(b)	267,036	608,842
GeoVax Labs, Inc. (a)(b)	32,008	56,654
Geron Corp. (a)(b)	1,856,595	2,023,689
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	6,185,852	27,836,334
Global Blood Therapeutics, Inc. (a)	333,722	10,078,404
GlycoMimetics, Inc. (a)	217,773	267,861
Gossamer Bio, Inc. (a)(b)	283,028	2,555,743
Graphite Bio, Inc. (b)	80,008	736,074
Greenwich Lifesciences, Inc. (a)(b)	21,632	421,608
Gritstone Bio, Inc. (a)(b)	315,456	1,608,826
Gt Biopharma, Inc. (a)(b)	95,565	303,897
Halozyme Therapeutics, Inc. (a)	747,354	26,508,646
Harpoon Therapeutics, Inc. (a)(b)	126,753	519,687
HCW Biologics, Inc. (b)	21,114	46,240
Heat Biologics, Inc. (a)(b)	159,438	414,539
Heron Therapeutics, Inc. (a)(b)	565,207	4,012,970
Histogen, Inc. (a)(b)	140,516	33,569
Homology Medicines, Inc. (a)(b)	268,742	937,910
Hookipa Pharma, Inc. (a)(b)	111,658	267,979
Horizon Therapeutics PLC (a)	1,194,822	108,931,922
Humacyte, Inc. Class A (a)(b)	318,395	1,919,922
Humanigen, Inc. (a)(b)	311,036	631,403
iBio, Inc. (a)(b)	1,211,627	387,721
Icosavax, Inc. (a)	67,091	1,168,725
Ideaya Biosciences, Inc. (a)(b)	184,685	2,437,842
Idera Pharmaceuticals, Inc. (a)(b)	227,943	98,722
IGM Biosciences, Inc. (a)(b)	50,151	836,519
Imago BioSciences, Inc. (b)	45,428	1,069,829
Immucell Corp. (a)	13,082	106,880
Immuneering Corp. (b)	38,090	284,532
Immunic, Inc. (a)(b)	108,535	1,264,433
ImmunityBio, Inc. (a)(b)	370,610	2,534,972
ImmunoGen, Inc. (a)	999,766	5,638,680
Immunome, Inc. (a)	47,398	311,879
Immunovant, Inc. (a)(b)	248,677	1,387,618
Impel Neuropharma, Inc. (a)(b)	33,012	238,347
In8bio, Inc. (b)	1,413	5,935
Indaptus Therapeutics, Inc. (a)	24,774	103,555
Infinity Pharmaceuticals, Inc. (a)	487,023	535,725
Inhibikase Therapeutics, Inc. (a)	43,428	46,034
Inhibrx, Inc. (a)(b)	109,954	2,364,011
Inmune Bio, Inc. (a)(b)	59,884	526,979
Inovio Pharmaceuticals, Inc. (a)(b)	625,091	2,025,295
Inozyme Pharma, Inc. (a)(b)	38,383	221,470
Insmed, Inc. (a)	635,664	15,192,370
Instil Bio, Inc. (a)(b)	91,245	979,059
Intellia Therapeutics, Inc. (a)	366,907	36,268,757
Intercept Pharmaceuticals, Inc. (a)(b)	105,166	1,499,667
Invitae Corp. (a)(b)	695,781	7,507,477
Ionis Pharmaceuticals, Inc. (a)	773,100	25,806,078
Iovance Biotherapeutics, Inc. (a)	769,796	12,062,703
Ironwood Pharmaceuticals, Inc. Class A (a)	851,891	9,166,347
IsoRay, Inc. (a)	730,014	256,892
iTeos Therapeutics, Inc. (a)	105,006	3,793,867
Iveric Bio, Inc. (a)	474,912	7,617,588
Janux Therapeutics, Inc. (b)	61,617	1,064,742
Jasper Therapeutics, Inc. (a)(b)	77,865	291,994
Jounce Therapeutics, Inc. (a)	176,084	1,313,587
Kalvista Pharmaceuticals, Inc. (a)	115,378	1,851,817
Karuna Therapeutics, Inc. (a)	115,105	12,086,025
Karyopharm Therapeutics, Inc. (a)(b)	380,233	3,927,807
Keros Therapeutics, Inc. (a)(b)	68,457	3,676,141
Kezar Life Sciences, Inc. (a)(b)	182,760	2,713,986
Kiniksa Pharmaceuticals Ltd. (a)(b)	152,480	1,561,395
Kinnate Biopharma, Inc. (a)(b)	81,214	631,845
Kintara Therapeutics, Inc. (a)	155,912	56,923
Kiromic BioPharma, Inc. (a)(b)	4,300	2,946
Kodiak Sciences, Inc. (a)	178,662	1,543,640
Kronos Bio, Inc. (a)(b)	230,636	1,736,689
Krystal Biotech, Inc. (a)(b)	108,984	6,925,933
Kura Oncology, Inc. (a)(b)	270,154	4,287,344
Kymera Therapeutics, Inc. (a)	187,384	7,450,388
La Jolla Pharmaceutical Co./California (a)	115,205	471,188
Lantern Pharma, Inc. (a)(b)	33,132	204,093
Larimar Therapeutics, Inc. (a)(b)	67,134	292,704
Leap Therapeutics, Inc. (a)(b)	336,308	669,253
Lexicon Pharmaceuticals, Inc. (a)(b)	369,288	764,426
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	88,961	9,004,632
General CVR (a)	26,087	249
Glucagon CVR (a)	26,087	164
rights (a)	26,087	183
TR Beta CVR (a)	26,087	3,652
Lineage Cell Therapeutics, Inc. (a)(b)	700,215	987,303
LogicBio Therapeutics, Inc. (a)(b)	82,584	54,505
Longeveron, Inc. (a)(b)	14,750	99,710
Lumos Pharma, Inc. (a)	13,085	127,055
Lyell Immunopharma, Inc. (b)	131,451	951,705
Macrogenics, Inc. (a)	302,552	2,828,861
Madrigal Pharmaceuticals, Inc. (a)(b)	75,068	6,970,064
Magenta Therapeutics, Inc. (a)(b)	197,177	621,108
MannKind Corp. (a)(b)	1,324,445	3,470,046
Marker Therapeutics, Inc. (a)(b)	382,362	143,806
Matinas BioPharma Holdings, Inc. (a)	971,701	557,951
MediciNova, Inc. (a)(b)	265,062	633,498
MEI Pharma, Inc. (a)(b)	566,726	1,224,128
Merrimack Pharmaceuticals, Inc. (a)(b)	60,111	375,093
Mersana Therapeutics, Inc. (a)	397,299	1,744,143
Metacrine, Inc. (a)(b)	36,147	17,947
MiMedx Group, Inc. (a)(b)	447,206	2,258,390
Minerva Neurosciences, Inc. (a)	168,931	119,299
Mirati Therapeutics, Inc. (a)	267,987	23,660,572
Mirum Pharmaceuticals, Inc. (a)	87,791	2,080,647
Molecular Templates, Inc. (a)(b)	214,944	505,118
Moleculin Biotech, Inc. (a)(b)	146,799	204,051
Monopar Therapeutics, Inc. (a)(b)	23,738	73,350
Monte Rosa Therapeutics, Inc. (b)	69,101	990,908
Morphic Holding, Inc. (a)	137,509	5,481,109
Mustang Bio, Inc. (a)	357,993	311,239
Myovant Sciences Ltd. (a)(b)	239,370	3,212,345
Myriad Genetics, Inc. (a)	420,070	10,241,307
NanoViricides, Inc. (a)(b)	84,120	159,828
Natera, Inc. (a)	475,853	31,287,335
Navidea Biopharmaceuticals, Inc. (a)	70,295	59,484
Neoleukin Therapeutics, Inc. (a)(b)	177,762	458,626
Neubase Therapeutics, Inc. (a)(b)	146,276	216,488
Neurobo Pharmaceuticals, Inc. (a)(b)	33,714	26,634
Neurobo Pharmaceuticals, Inc. rights (a)(d)	1,349	0
Neurocrine Biosciences, Inc. (a)	503,582	45,256,914
Neximmune, Inc. (b)	34,534	85,644
NextCure, Inc. (a)(b)	80,567	394,778
Nkarta, Inc. (a)(b)	79,129	716,909
Novavax, Inc. (a)(b)	398,712	33,240,619
Nurix Therapeutics, Inc. (a)(b)	211,121	3,413,827
Nuvalent, Inc. Class A (a)(b)	52,054	778,207
Ocugen, Inc. (a)(b)	1,099,306	3,869,557
Olema Pharmaceuticals, Inc. (a)(b)	171,069	800,603
Omega Therapeutics, Inc. (a)	35,922	426,394
OncoCyte Corp. (a)(b)	434,480	634,341
Oncorus, Inc. (a)(b)	73,204	154,460
OncoSec Medical, Inc. (a)	167,582	158,365
Oncternal Therapeutics, Inc. (a)(b)	225,848	413,302
Oncternal Therapeutics, Inc. rights (a)(d)	6,762	0
OpGen, Inc. (a)(b)	199,931	163,943
Opko Health, Inc. (a)(b)	2,232,490	6,987,694
Oragenics, Inc. (a)(b)	492,442	182,991
Organogenesis Holdings, Inc. Class A (a)(b)	333,032	2,477,758
Organovo Holdings, Inc. (a)(b)	37,032	131,834
Orgenesis, Inc. (a)(b)	111,262	350,475
ORIC Pharmaceuticals, Inc. (a)(b)	170,240	1,321,062
Outlook Therapeutics, Inc. (a)(b)	497,986	811,717
Ovid Therapeutics, Inc. (a)	280,545	951,048
Oyster Point Pharma, Inc. (a)(b)	66,102	658,376
Palatin Technologies, Inc. (a)(b)	1,047,112	418,635
Panbela Therapeutics, Inc. (a)(b)	5,033	9,814
Passage Bio, Inc. (a)	203,892	676,921
PDL BioPharma, Inc. (a)(d)	562,926	1,390,427
PDS Biotechnology Corp. (a)(b)	141,477	846,032
PharmaCyte Biotech, Inc. (a)(b)	24,616	52,432
PhaseBio Pharmaceuticals, Inc. (a)(b)	167,383	189,143
Phio Pharmaceuticals Corp. (a)	67,346	54,550
Pieris Pharmaceuticals, Inc. (a)	364,404	1,126,008
Plus Therapeutics, Inc. (a)(b)	94,099	97,863
PMV Pharmaceuticals, Inc. (a)(b)	149,698	2,371,216
Point Biopharma Global, Inc. (a)(b)	366,002	2,463,193
Polarityte, Inc. (a)(b)	349,715	141,145
Poseida Therapeutics, Inc. (a)(b)	138,040	503,846
Praxis Precision Medicines, Inc. (a)(b)	192,875	2,526,663
Precigen, Inc. (a)(b)	567,734	1,277,402
Precision BioSciences, Inc. (a)	289,606	1,230,826
Prelude Therapeutics, Inc. (a)(b)	65,938	582,233
Prometheus Biosciences, Inc. (a)(b)	56,717	2,469,458
Protagenic Therapeutics, Inc. (a)(b)	69,648	64,780
Protagonist Therapeutics, Inc. (a)	235,915	5,728,016
Protara Therapeutics, Inc. (a)	54,844	253,928
Prothena Corp. PLC (a)	191,749	6,634,515
PTC Therapeutics, Inc. (a)	378,530	13,293,974
Puma Biotechnology, Inc. (a)	210,223	483,513
Pyxis Oncology, Inc.	61,043	371,141
Qualigen Therapeutics, Inc. (a)(b)	121,913	80,463
Qualigen Therapeutics, Inc. rights (a)(d)	2,906	196
Radius Health, Inc. (a)	270,782	2,252,906
Rallybio Corp. (a)(b)	31,796	349,438
RAPT Therapeutics, Inc. (a)	106,473	2,129,460
Recro Pharma, Inc. (a)	213,994	355,230
Recursion Pharmaceuticals, Inc. (a)	35,150	384,893
REGENXBIO, Inc. (a)	204,467	5,359,080
Regulus Therapeutics, Inc. (a)(b)	357,422	80,456
Relay Therapeutics, Inc. (a)(b)	419,024	10,102,669
Reneo Pharmaceuticals, Inc. (a)(b)	24,237	116,822
Repligen Corp. (a)	272,006	53,503,580
Replimune Group, Inc. (a)	160,945	2,581,558
Revolution Medicines, Inc. (a)(b)	327,148	6,189,640
Rezolute, Inc. (a)(b)	3,917	10,341
Rhythm Pharmaceuticals, Inc. (a)	224,478	1,710,522
Rigel Pharmaceuticals, Inc. (a)(b)	914,907	2,296,417
Rocket Pharmaceuticals, Inc. (a)(b)	240,145	4,276,982
Rubius Therapeutics, Inc. (a)(b)	222,065	1,108,104
S.A.B. Biotherapeutics, Inc. (a)(b)	142,281	705,714
Sage Therapeutics, Inc. (a)	277,260	10,083,946
Salarius Pharmaceuticals, Inc. (a)(b)	214,624	85,871
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	42,326	97
Sana Biotechnology, Inc. (b)	449,494	2,903,731
Sangamo Therapeutics, Inc. (a)	666,040	3,896,334
Sarepta Therapeutics, Inc. (a)	463,734	35,526,662
Savara, Inc. (a)	596,160	691,546
Scholar Rock Holding Corp. (a)(b)	148,836	2,589,746
Scopus Biopharma, Inc. (a)(b)	473,646	343,393
Seagen, Inc. (a)	704,149	90,743,682
Selecta Biosciences, Inc. (a)(b)	522,071	965,831
Sellas Life Sciences Group, Inc. (a)(b)	80,233	489,421
Sensei Biotherapeutics, Inc.	47,825	172,648
Sera Prognostics, Inc.	5,391	28,896
Seres Therapeutics, Inc. (a)	354,168	2,833,344
Sesen Bio, Inc. (a)	1,112,171	705,450
Shattuck Labs, Inc. (a)	145,807	729,035
Sigilon Therapeutics, Inc. (a)	52,090	75,531
Silverback Therapeutics, Inc. (a)	114,464	492,195
Sio Gene Therapies, Inc. (a)	273,214	183,053
Soleno Therapeutics, Inc. (a)(b)	266,409	86,130
Solid Biosciences, Inc. (a)	326,790	266,203
Soligenix, Inc. (a)(b)	190,996	137,517
Sonnet Biotherapeutics Holding (a)	263,437	76,660
Sorrento Therapeutics, Inc. (a)(b)	1,677,569	4,244,250
Spectrum Pharmaceuticals, Inc. (a)	1,009,438	686,418
Spero Therapeutics, Inc. (a)(b)	154,147	1,479,811
Springworks Therapeutics, Inc. (a)(b)	138,801	7,854,749
Spruce Biosciences, Inc. (a)	32,745	74,331
SQZ Biotechnologies Co. (a)(b)	71,741	378,075
Statera Biopharma, Inc. (a)(b)	55,146	46,455
Stoke Therapeutics, Inc. (a)	111,852	2,181,114
Surface Oncology, Inc. (a)(b)	199,631	718,672
Surrozen, Inc. (a)(b)	102,794	310,438
Sutro Biopharma, Inc. (a)	246,871	2,202,089
Synaptogenix, Inc. (a)(b)	38,962	274,292
Syndax Pharmaceuticals, Inc. (a)(b)	225,270	3,511,959
Synlogic, Inc. (a)	151,751	300,467
Synthetic Biologics, Inc. (a)(b)	690,119	168,458
Syros Pharmaceuticals, Inc. (a)	292,808	377,722
T2 Biosystems, Inc. (a)(b)	887,856	386,306
Talaris Therapeutics, Inc. (a)(b)	46,982	329,344
Tango Therapeutics, Inc. (a)(b)	335,210	3,070,524
Taysha Gene Therapies, Inc. (a)(b)	134,161	854,606
TCR2 Therapeutics, Inc. (a)	219,319	594,354
Tempest Therapeutics, Inc. (a)	6,760	22,038
Tenax Therapeutics, Inc. (a)(b)	1,474	866
Tenaya Therapeutics, Inc. (a)(b)	65,235	760,640
TG Therapeutics, Inc. (a)	481,488	4,752,287
TONIX Pharmaceuticals Holding (a)	2,395,704	442,966
TRACON Pharmaceuticals, Inc. (a)(b)	81,332	205,770
TransCode Therapeutics, Inc. (b)	54,110	115,254
Travere Therapeutics, Inc. (a)	268,754	7,326,234
Trevena, Inc. (a)(b)	855,849	391,637
TScan Therapeutics, Inc. (b)	6,992	29,366
Turning Point Therapeutics, Inc. (a)	264,965	8,388,792
Twist Bioscience Corp. (a)	297,591	16,647,241
Tyme Technologies, Inc. (a)(b)	492,882	152,251
Tyra Biosciences, Inc. (b)	57,373	679,870
Ultragenyx Pharmaceutical, Inc. (a)	362,666	24,414,675
uniQure B.V. (a)	192,257	3,266,446
United Therapeutics Corp. (a)	237,472	39,467,846
UNITY Biotechnology, Inc. (a)	243,331	211,674
Vaccinex, Inc. (a)(b)	171,174	244,779
Vanda Pharmaceuticals, Inc. (a)	297,306	3,377,396
Vaxart, Inc. (a)(b)	677,379	3,441,085
Vaxcyte, Inc. (a)(b)	174,110	4,034,129
VBI Vaccines, Inc. (a)(b)	1,358,173	2,023,678
Vera Therapeutics, Inc. (a)	22,478	521,714
Veracyte, Inc. (a)	379,683	10,555,187
Verastem, Inc. (a)	991,999	1,190,399
Vericel Corp. (a)(b)	248,734	10,250,328
Verve Therapeutics, Inc. (b)	75,266	2,457,435
Viking Therapeutics, Inc. (a)(b)	428,388	1,435,100
Vincerx Pharma, Inc. (a)(b)	76,619	388,458
Vir Biotechnology, Inc. (a)	389,066	9,800,573
Viracta Therapeutics, Inc. (a)(b)	119,314	325,727
Viridian Therapeutics, Inc. (a)	106,465	1,923,823
Viridian Therapeutics, Inc. rights (a)(d)	167,699	2
Virios Therapeutics, Inc. (a)(b)	19,107	108,146
VistaGen Therapeutics, Inc. (a)(b)	1,027,570	1,438,598
Vor Biopharma, Inc. (a)(b)	54,189	489,327
Voyager Therapeutics, Inc. (a)(b)	141,237	560,711
vTv Therapeutics, Inc. Class A (a)(b)	237,274	194,233
Vyant Bio, Inc. (a)(b)	115,395	128,088
Werewolf Therapeutics, Inc. (a)(b)	40,019	286,536
Windtree Therapeutics, Inc. (a)	131,008	140,179
X4 Pharmaceuticals, Inc. (a)(b)	104,269	156,404
Xbiotech, Inc.	86,082	848,769
Xencor, Inc. (a)	308,335	9,653,969
Xenetic Biosciences, Inc. (a)(b)	63,112	59,969
Xilio Therapeutics, Inc.	40,579	478,021
XOMA Corp. (a)(b)	58,959	1,292,971
Y-mAbs Therapeutics, Inc. (a)	49,392	449,961
Yield10 Bioscience, Inc. (a)(b)	22,535	94,647
Yumanity Therapeutics, Inc. (a)	24,067	27,436
Yumanity Therapeutics, Inc. rights (a)(d)	198,769	2
Zentalis Pharmaceuticals, Inc. (a)	196,942	9,825,436
		1,899,785,643
Health Care Equipment & Supplies - 2.3%
Accelerate Diagnostics, Inc. (a)(b)	177,239	503,359
Accuray, Inc. (a)	492,436	1,708,753
Acutus Medical, Inc. (a)	106,720	173,954
Aethlon Medical, Inc. (a)(b)	90,173	119,028
Allied Healthcare Products, Inc. (a)(b)	17,178	48,098
Alphatec Holdings, Inc. (a)(b)	369,586	4,072,838
Angiodynamics, Inc. (a)	204,218	4,805,250
Apollo Endosurgery, Inc. (a)	155,188	893,883
Apyx Medical Corp. (a)	158,900	1,608,068
Artivion, Inc. (a)	206,548	4,038,013
Asensus Surgical, Inc. (a)(b)	1,240,308	955,037
Aspira Women's Health, Inc. (a)(b)	336,793	367,104
Atricure, Inc. (a)	246,288	17,104,702
Atrion Corp.	7,428	5,314,437
Avanos Medical, Inc. (a)	255,256	9,033,510
Avinger, Inc. (a)(b)	483,467	125,701
AxoGen, Inc. (a)	216,832	2,025,211
Axonics Modulation Technologies, Inc. (a)	246,760	14,006,098
Bellerophon Therapeutics, Inc. (a)(b)	38,883	86,709
Beyond Air, Inc. (a)(b)	100,592	800,712
BioLase Technology, Inc. (a)(b)	752,913	264,348
BioLife Solutions, Inc. (a)	159,948	3,758,778
Biomerica, Inc. (a)(b)	52,008	225,715
BioSig Technologies, Inc. (a)(b)	150,538	225,807
Bioventus, Inc. (b)	112,397	1,461,161
Butterfly Network, Inc. Class A (a)(b)	709,004	3,651,371
Cardiovascular Systems, Inc. (a)	212,913	4,483,948
Cerus Corp. (a)	922,698	5,416,237
Chembio Diagnostics, Inc. (a)(b)	160,580	154,237
ClearPoint Neuro, Inc. (a)(b)	101,333	886,664
Co.-Diagnostics, Inc. (a)(b)	143,540	832,532
ConforMis, Inc. (a)(b)	955,935	613,710
CONMED Corp.	155,094	22,668,539
CryoPort, Inc. (a)(b)	247,458	8,495,233
Cutera, Inc. (a)	88,729	3,403,644
CVRx, Inc.	31,828	279,450
CytoSorbents Corp. (a)(b)	216,526	837,956
DarioHealth Corp. (a)(b)	87,444	638,341
Delcath Systems, Inc. (a)(b)	39,751	257,189
Dynatronics Corp. (a)(b)	61,095	44,599
Eargo, Inc. (a)(b)	133,987	644,477
Ekso Bionics Holdings, Inc. (a)	71,018	184,647
electroCore, Inc. (a)(b)	305,448	180,642
Electromed, Inc. (a)	34,829	427,004
ENDRA Life Sciences, Inc. (a)	197,016	84,323
Envista Holdings Corp. (a)	846,794	40,646,112
Envveno Medical Corp. (a)(b)	40,568	204,463
Figs, Inc. Class A (a)(b)	192,821	3,168,049
Fonar Corp. (a)	33,328	575,908
GBS, Inc. (a)	5,720	2,631
Glaukos Corp. (a)	248,950	13,769,425
Globus Medical, Inc. (a)	412,054	28,975,637
Haemonetics Corp. (a)	273,394	15,777,568
Helius Medical Technologies, Inc. (U.S.) (a)(b)	10,339	47,973
Heska Corp. (a)	56,203	7,980,826
ICU Medical, Inc. (a)(b)	103,835	24,580,860
Inari Medical, Inc. (a)	170,555	15,005,429
Inogen, Inc. (a)(b)	106,194	3,705,109
Insulet Corp. (a)	363,272	96,154,466
Integer Holdings Corp. (a)	173,220	14,527,961
Integra LifeSciences Holdings Corp. (a)	380,909	25,543,758
Intersect ENT, Inc. (a)	174,113	4,735,874
IntriCon Corp. (a)	45,534	1,089,629
Invacare Corp. (a)	190,704	390,943
InVivo Therapeutics Holdings Corp. (a)(b)	171,592	52,353
INVO Bioscience, Inc. (a)(b)	44,041	132,563
IRadimed Corp.	36,625	1,820,263
iRhythm Technologies, Inc. (a)	155,111	20,051,199
Iridex Corp. (a)(b)	59,593	265,785
Kewaunee Scientific Corp. (a)	10,847	150,882
Lantheus Holdings, Inc. (a)	352,053	16,835,174
LeMaitre Vascular, Inc. (b)	101,948	4,839,472
LENSAR, Inc. (a)	44,149	258,713
LivaNova PLC (a)	282,689	22,281,547
Lucid Diagnostics, Inc. (b)	16,481	61,639
Lucira Health, Inc. (b)	47,077	227,853
Masimo Corp. (a)	267,154	42,063,397
Meridian Bioscience, Inc. (a)	226,497	5,730,374
Merit Medical Systems, Inc. (a)	271,746	17,671,642
Mesa Laboratories, Inc.	27,227	6,951,870
Microbot Medical, Inc. (a)(b)	31,971	176,480
Milestone Scientific, Inc. (a)(b)	240,542	327,137
Motus GI Holdings, Inc. (a)(b)	218,752	77,110
Myomo, Inc. (a)(b)	29,247	217,305
NanoVibronix, Inc. (a)(b)	110,922	82,360
Natus Medical, Inc. (a)	182,429	5,075,175
Nemaura Medical, Inc. (a)(b)	69,812	263,889
Neogen Corp. (a)	571,972	20,419,400
NeuroMetrix, Inc. (a)(b)	26,589	113,801
Neuronetics, Inc. (a)	134,761	450,102
NeuroOne Medical Technologies Corp. (a)	3,733	7,466
NeuroPace, Inc. (a)(b)	32,630	254,514
Nevro Corp. (a)	189,406	13,580,410
Novocure Ltd. (a)	472,419	38,672,219
NuVasive, Inc. (a)	272,069	14,724,374
Nuwellis, Inc. (a)	30,345	29,972
OraSure Technologies, Inc. (a)	386,692	3,016,198
Ortho Clinical Diagnostics Holdings PLC	597,598	10,571,509
Orthofix International NV (a)	103,925	3,531,372
OrthoPediatrics Corp. (a)(b)	72,322	4,053,648
Outset Medical, Inc. (a)	223,012	9,805,838
Owlet, Inc. (a)(b)	364,581	958,848
Paragon 28, Inc. (b)	38,431	626,425
PAVmed, Inc. (a)(b)	406,158	621,422
Penumbra, Inc. (a)	186,110	41,268,031
PetVivo Holdings, Inc. (b)	28,822	43,809
Predictive Oncology, Inc. (a)(b)	336,759	263,884
Pro-Dex, Inc. (a)(b)	19,952	370,309
PROCEPT BioRobotics Corp. (b)	36,126	902,427
Pulmonx Corp. (a)(b)	188,892	4,960,304
Pulse Biosciences, Inc. (a)(b)	73,624	374,010
Quidel Corp. (a)	200,454	21,206,029
Quotient Ltd. (a)	487,841	682,977
Ra Medical Systems, Inc. (a)	41,658	17,792
Repro Medical Systems, Inc. (a)(b)	165,918	530,938
Reshape Lifesciences, Inc. (a)	87,695	95,588
Retractable Technologies, Inc. (a)(b)	97,258	461,003
Rockwell Medical Technologies, Inc. (a)(b)	432,093	145,615
RxSight, Inc. (b)	41,078	551,267
Sanara Medtech, Inc. (a)(b)	13,763	346,965
Seaspine Holdings Corp. (a)	173,450	2,197,612
Second Sight Medical Products, Inc. (a)(b)	155,443	203,630
Semler Scientific, Inc. (a)	25,453	1,858,069
Senseonics Holdings, Inc. (a)(b)	2,166,141	3,899,054
Sensus Healthcare, Inc. (a)	69,909	736,142
Shockwave Medical, Inc. (a)	186,179	32,996,504
SI-BONE, Inc. (a)	144,126	3,179,420
Sientra, Inc. (a)(b)	334,738	947,309
Sight Sciences, Inc. (b)	54,971	957,045
Silk Road Medical, Inc.(a)	184,143	6,837,230
Sintx Technologies, Inc. (a)(b)	81,601	41,445
SmileDirectClub, Inc. (a)(b)	555,447	1,216,429
Sonendo, Inc. (b)	41,280	198,144
Staar Surgical Co. (a)(b)	254,362	20,175,994
Stereotaxis, Inc. (a)(b)	239,403	1,106,042
STRATA Skin Sciences, Inc. (a)	18,623	30,355
Surgalign Holdings, Inc. (a)	598,977	195,925
SurModics, Inc. (a)	74,956	3,364,025
Tactile Systems Technology, Inc. (a)	104,895	2,135,662
Talis Biomedical Corp.	80,730	168,726
Tandem Diabetes Care, Inc. (a)	335,173	37,750,535
Tela Bio, Inc. (a)(b)	40,843	523,199
Thermogenesis Holdings, Inc. (a)(b)	31,919	20,428
TransMedics Group, Inc. (a)(b)	150,413	2,785,649
Treace Medical Concepts, Inc. (a)	60,601	1,305,346
Utah Medical Products, Inc.	17,047	1,534,400
Vapotherm, Inc. (a)(b)	122,984	1,868,127
Varex Imaging Corp. (a)(b)	204,458	4,833,387
Venus Concept, Inc. (a)(b)	101,134	166,871
Vicarious Surgical, Inc. (a)(b)	201,641	1,244,125
ViewRay, Inc. (a)	746,730	3,106,397
Viveve Medical, Inc. (a)(b)	42,089	37,463
VolitionRx Ltd. (a)(b)	176,807	516,276
Xtant Medical Holdings, Inc. (a)(b)	21,204	16,535
Zomedica Corp. (a)(b)	5,216,895	1,878,604
Zosano Pharma Corp. (a)(b)	553,081	96,291
Zynex, Inc.	126,693	796,899
		904,991,580
Health Care Providers & Services - 1.9%
1Life Healthcare, Inc. (a)(b)	902,189	9,752,663
Acadia Healthcare Co., Inc. (a)	475,008	26,937,704
Accolade, Inc. (a)	321,244	5,775,967
AdaptHealth Corp. (a)	515,547	8,985,984
Addus HomeCare Corp. (a)	86,663	7,369,822
Agiliti, Inc. (a)(b)	144,909	2,609,811
agilon health, Inc. (a)	257,411	5,204,850
Alerislife, Inc. (a)(b)	98,499	246,248
Alignment Healthcare, Inc. (a)	156,227	1,318,556
Amedisys, Inc. (a)	172,677	27,669,762
American Shared Hospital Services (a)	6,067	14,379
AMN Healthcare Services, Inc. (a)	250,097	26,545,296
Apollo Medical Holdings, Inc. (a)(b)	198,695	9,561,203
Apria, Inc.	39,604	1,478,813
ATI Physical Therapy, Inc. (a)(b)	264,165	517,763
Avalon GloboCare Corp. (a)(b)	79,072	58,292
Aveanna Healthcare Holdings, Inc. (a)(b)	204,338	1,072,775
Biodesix, Inc. (a)(b)	45,526	108,352
Brookdale Senior Living, Inc. (a)	997,434	6,862,346
Caladrius Biosciences, Inc. (a)(b)	237,040	166,402
Cano Health, Inc. (a)	975,002	4,748,260
CareMax, Inc. Class A (a)(b)	324,470	1,878,681
Castle Biosciences, Inc. (a)(b)	127,715	5,528,782
Chemed Corp.	80,961	38,722,837
Clover Health Investments Corp. (a)(b)	594,206	1,616,240
Community Health Systems, Inc. (a)	652,170	6,854,307
Corvel Corp. (a)	49,470	7,868,698
Covetrus, Inc. (a)	551,389	9,770,613
Cross Country Healthcare, Inc. (a)	186,550	4,165,662
CynergisTek, Inc. (a)	41,044	57,462
Docgo, Inc. Class A (a)(b)	413,936	2,959,642
Encompass Health Corp.	532,452	35,152,481
Enzo Biochem, Inc. (a)	225,572	742,132
Fulgent Genetics, Inc. (a)(b)	103,063	6,420,825
Great Elm Group, Inc. (a)	109,408	204,593
Guardant Health, Inc. (a)	538,096	35,659,622
Hanger, Inc. (a)	201,509	3,651,343
HealthEquity, Inc. (a)	443,162	23,802,231
Hims & Hers Health, Inc. (a)(b)	413,476	2,158,345
IMAC Holdings, Inc. (a)(b)	115,978	121,777
InfuSystems Holdings, Inc. (a)	96,330	1,106,832
Innovage Holding Corp. (a)(b)	95,186	469,267
LHC Group, Inc. (a)	168,910	23,000,475
LifeStance Health Group, Inc. (b)	221,202	2,085,935
MEDNAX, Inc. (a)	453,401	10,641,321
Modivcare, Inc. (a)	66,325	7,826,350
Molina Healthcare, Inc. (a)	307,618	94,398,736
National Healthcare Corp.	69,341	4,508,552
National Research Corp. Class A	73,660	2,930,195
Novo Integrated Sciences, Inc. (a)(b)	7,731	10,746
Oak Street Health, Inc. (a)(b)	577,733	10,116,105
Ontrak, Inc. (a)(b)	76,430	204,832
Option Care Health, Inc. (a)	735,562	18,903,943
Owens & Minor, Inc.	398,061	17,574,393
Patterson Companies, Inc.	455,432	13,617,417
Pennant Group, Inc. (a)	148,135	2,407,194
PetIQ, Inc. Class A (a)(b)	150,204	2,980,047
Precipio, Inc. (a)(b)	126,776	193,967
Premier, Inc.	642,763	23,100,902
Privia Health Group, Inc. (a)(b)	147,034	3,784,655
Progenity, Inc. (a)(b)	615,326	830,690
Progyny, Inc. (a)	370,723	14,591,657
Psychemedics Corp.	24,055	164,536
R1 RCM, Inc. (a)	706,548	19,211,040
RadNet, Inc. (a)	234,811	5,792,787
Regional Health Properties, Inc. (a)(b)	11,042	42,512
Select Medical Holdings Corp.	563,586	13,047,016
Sharps Compliance Corp. (a)(b)	66,071	406,997
Signify Health, Inc. (b)	139,221	1,956,055
SOC Telemed, Inc. Class A (a)	323,754	951,837
Sonida Senior Living, Inc. (a)(b)	23,905	812,770
Star Equity Holdings, Inc. (a)(b)	26,286	31,806
SunLink Health Systems, Inc. (a)	29,199	36,207
Surgery Partners, Inc. (a)	188,904	9,874,012
Talkspace, Inc. Class A (a)(b)	499,097	738,664
Tenet Healthcare Corp. (a)	565,136	48,596,045
The Ensign Group, Inc.	279,574	23,495,399
The Joint Corp. (a)(b)	76,404	3,132,564
Tivity Health, Inc. (a)	233,032	6,357,113
U.S. Physical Therapy, Inc.	68,168	6,269,411
Vivos Therapeutics, Inc. (a)(b)	113,602	379,431
		730,921,934
Health Care Technology - 1.2%
Allscripts Healthcare Solutions, Inc. (a)	658,774	12,819,742
American Well Corp. (a)(b)	1,087,738	4,601,132
Augmedix, Inc. (b)	102,466	253,091
Better Therapeutics, Inc. (a)	13,172	37,672
Biotricity, Inc. (a)(b)	217,457	593,658
CareCloud, Inc. (a)(b)	42,512	227,864
Certara, Inc. (a)	553,798	14,033,241
Change Healthcare, Inc. (a)	1,340,912	28,722,335
Computer Programs & Systems, Inc. (a)	76,975	2,369,291
Convey Health Solutions Holdin	56,451	326,851
Definitive Healthcare Corp.	140,595	3,250,556
Doximity, Inc.	259,153	15,899,037
Evolent Health, Inc. (a)	432,248	11,519,409
Forian, Inc. (a)(b)	98,201	682,497
GoodRx Holdings, Inc. (a)(b)	362,411	9,930,061
Health Catalyst, Inc. (a)(b)	295,788	8,021,771
HealthStream, Inc. (a)	133,581	2,737,075
HTG Molecular Diagnostics (a)(b)	29,352	56,943
iCAD, Inc. (a)	118,711	573,374
Inspire Medical Systems, Inc. (a)	144,820	35,344,769
iSpecimen, Inc. (b)	11,156	45,851
MultiPlan Corp. Class A (a)(b)	1,275,555	4,796,087
NantHealth, Inc. (a)(b)	235,041	195,108
Nextgen Healthcare, Inc. (a)	315,190	6,155,661
Omnicell, Inc. (a)(b)	232,459	30,052,300
OptimizeRx Corp. (a)	97,440	4,413,058
Phreesia, Inc. (a)	273,514	8,421,496
Schrodinger, Inc. (a)	145,815	5,068,529
SCWorx, Corp. (a)(b)	37,411	33,371
Sema4 Holdings Corp. Class A (a)(b)	667,403	2,329,236
Sharecare, Inc. Class A (a)(b)	1,560,012	4,758,037
Simulations Plus, Inc. (b)	86,432	3,404,556
Streamline Health Solutions, Inc. (a)(b)	200,084	294,123
Tabula Rasa HealthCare, Inc. (a)(b)	125,709	716,541
Teladoc Health, Inc. (a)(b)	847,561	64,338,356
UpHealth, Inc. (a)(b)	384,675	857,825
Veeva Systems, Inc. Class A (a)	730,486	167,317,818
		455,198,322
Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. (a)	483,910	39,424,148
23andMe Holding Co. Class A (a)(b)	468,532	2,094,338
Absci Corp. (b)	69,045	646,952
Adaptive Biotechnologies Corp. (a)	443,751	6,403,327
Akoya Biosciences, Inc. (a)(b)	34,905	386,747
Alpha Teknova, Inc.	31,611	537,387
Applied DNA Sciences, Inc. (a)(b)	32,823	84,027
Avantor, Inc. (a)	3,195,155	110,839,927
Berkeley Lights, Inc. (a)	42,263	324,157
BioNano Genomics, Inc. (a)(b)	746,943	1,598,458
Bruker Corp.	538,159	37,870,249
Champions Oncology, Inc. (a)(b)	21,328	167,425
ChromaDex, Inc. (a)(b)	304,080	830,138
Codex DNA, Inc. (b)	40,185	409,887
Codexis, Inc. (a)	317,611	6,329,987
Cytek Biosciences, Inc.	75,414	1,028,647
Fluidigm Corp. (a)(b)	394,934	1,453,357
Harvard Bioscience, Inc. (a)	192,279	1,038,307
Inotiv, Inc. (a)(b)	79,361	2,097,511
IsoPlexis Corp.	37,293	180,498
Maravai LifeSciences Holdings, Inc. (a)	579,994	22,660,366
Medpace Holdings, Inc. (a)	152,989	23,402,727
Miromatrix Medical, Inc.	1,607	6,155
Nanostring Technologies, Inc. (a)	247,669	8,782,343
Nautilus Biotechnology, Inc. (a)(b)	273,471	1,093,884
NeoGenomics, Inc. (a)	656,626	14,058,363
Pacific Biosciences of California, Inc. (a)(b)	1,228,845	14,647,832
Personalis, Inc. (a)	213,289	2,239,535
Quanterix Corp. (a)	183,854	6,203,234
Quantum-Si, Inc. (a)(b)	455,633	1,895,433
Rapid Micro Biosystems, Inc. (b)	46,633	325,965
Science 37 Holdings, Inc. (a)(b)	261,604	2,092,832
Seer, Inc. (a)(b)	198,353	3,038,768
Singular Genomics Systems, Inc. (a)(b)	66,738	549,254
SomaLogic, Inc. Class A (a)	765,380	6,957,304
Sotera Health Co. (a)	530,499	11,602,013
Syneos Health, Inc. (a)	548,032	43,404,134
		376,705,616
Pharmaceuticals - 1.2%
9 Meters Biopharma, Inc. (a)(b)	1,246,275	680,092
AcelRx Pharmaceuticals, Inc. (a)(b)	624,138	281,798
Acer Therapeutics, Inc. (a)(b)	58,632	145,407
Aclaris Therapeutics, Inc. (a)(b)	247,742	3,691,356
Adamis Pharmaceuticals Corp. (a)(b)	797,174	507,003
Adial Pharmaceuticals, Inc. (a)(b)	74,848	154,187
Aerie Pharmaceuticals, Inc. (a)(b)	263,786	2,189,424
Agile Therapeutics, Inc. (a)(b)	421,427	128,957
Alimera Sciences, Inc. (a)(b)	14,283	69,415
Amneal Pharmaceuticals, Inc. (a)	520,373	2,357,290
Amphastar Pharmaceuticals, Inc. (a)	194,206	5,381,448
Ampio Pharmaceuticals, Inc. (a)(b)	941,375	470,593
Angion Biomedica Corp. (b)	27,415	50,992
ANI Pharmaceuticals, Inc. (a)(b)	59,041	2,211,085
Antares Pharma, Inc. (a)	892,056	3,122,196
Aquestive Therapeutics, Inc. (a)(b)	130,785	364,890
Artelo Biosciences, Inc. (a)(b)	102,579	40,755
Arvinas Holding Co. LLC (a)	229,189	14,853,739
Assertio Holdings, Inc. (a)	254,918	586,311
AstraZeneca PLC rights (a)(d)	21,542	0
Atea Pharmaceuticals, Inc. (a)	155,087	983,252
Athira Pharma, Inc. (a)(b)	170,970	1,566,085
Avenue Therapeutics, Inc. (a)(b)	52,950	17,998
Axsome Therapeutics, Inc. (a)(b)	156,481	4,398,681
Aytu BioScience, Inc. (a)(b)	180,041	226,852
Baudax Bio, Inc. (a)(b)	9,596	18,136
Biodelivery Sciences International, Inc. (a)	541,867	3,023,618
Biofrontera, Inc. (b)	19,011	56,082
Cara Therapeutics, Inc. (a)	225,641	2,339,897
Cassava Sciences, Inc. (a)(b)	200,897	8,540,131
Citius Pharmaceuticals, Inc. (a)(b)	725,785	1,117,709
Clearside Biomedical, Inc. (a)	301,891	481,516
Clever Leaves Holdings, Inc. (a)(b)	89,246	104,418
CNS Pharmaceuticals, Inc. (a)(b)	65,642	25,600
Cocrystal Pharma, Inc. (a)(b)	549,314	296,630
Collegium Pharmaceutical, Inc. (a)(b)	190,528	3,709,580
Context Therapeutics, Inc. (b)	40,198	75,572
Corcept Therapeutics, Inc. (a)(b)	504,780	11,251,546
CorMedix, Inc. (a)(b)	200,784	979,826
Cumberland Pharmaceuticals, Inc. (a)	33,008	103,645
CymaBay Therapeutics, Inc. (a)	334,091	1,062,409
Dare Bioscience, Inc. (a)(b)	382,458	569,862
Dermata Therapeutics, Inc. (b)	10,806	13,291
DICE Therapeutics, Inc. (b)	66,452	1,228,697
Durect Corp. (a)(b)	1,205,626	799,571
Edgewise Therapeutics, Inc. (a)	61,753	728,068
Elanco Animal Health, Inc. (a)	2,503,684	71,129,662
Elanco Animal Health, Inc. rights (a)(d)	223,265	2
Eloxx Pharmaceuticals, Inc. (a)(b)	365,751	161,845
Endo International PLC (a)	1,248,988	3,884,353
Enveric Biosciences, Inc. (a)	120,840	33,171
Esperion Therapeutics, Inc. (a)	350,969	1,435,463
Eton Pharmaceuticals, Inc. (a)(b)	95,094	357,553
Evofem Biosciences, Inc. (a)(b)	888,977	429,731
Evoke Pharma, Inc. (a)(b)	143,299	91,353
Evolus, Inc. (a)(b)	188,313	1,723,064
Eyenovia, Inc. (a)(b)	96,348	269,774
Eyepoint Pharmaceuticals, Inc. (a)(b)	124,060	1,234,397
Fulcrum Therapeutics, Inc. (a)(b)	154,925	1,704,175
Graybug Vision, Inc. (a)	43,681	58,096
Harmony Biosciences Holdings, Inc. (a)	126,039	5,036,518
Harrow Health, Inc. (a)(b)	130,631	1,007,165
Hepion Pharmaceuticals, Inc. (a)(b)	405,405	445,946
Hoth Therapeutics, Inc. (a)(b)	65,441	37,301
Ikena Oncology, Inc. (a)(b)	46,489	284,048
IMARA, Inc. (a)	23,274	35,376
Innoviva, Inc. (a)	330,436	6,347,676
Intra-Cellular Therapies, Inc. (a)	445,308	24,705,688
Jaguar Health, Inc. (a)(b)	215,718	98,260
Jazz Pharmaceuticals PLC (a)	324,151	44,544,830
Kala Pharmaceuticals, Inc. (a)(b)	261,840	173,338
Kaleido Biosciences, Inc. (a)(b)	113,144	168,585
KemPharm, Inc. (a)(b)	181,198	1,074,504
Kiora Pharmaceuticals, Inc. (a)	125,006	78,129
Landos Biopharma, Inc.	35,665	75,966
Lannett Co., Inc. (a)(b)	231,171	191,872
Lexaria Bioscience Corp. (a)(b)	40,368	143,306
Lipocine, Inc. (a)(b)	493,335	606,802
Liquidia Technologies, Inc. (a)	235,931	1,526,474
Longboard Pharmaceuticals, Inc. (a)	2,458	11,282
Lyra Therapeutics, Inc. (a)(b)	22,248	108,348
Marinus Pharmaceuticals, Inc. (a)(b)	176,724	1,381,982
MyMD Pharmaceuticals, Inc. (a)(b)	174,297	695,445
Nektar Therapeutics (a)(b)	991,824	10,156,278
NGM Biopharmaceuticals, Inc. (a)(b)	194,392	2,888,665
NovaBay Pharmaceuticals, Inc. (a)(b)	142,533	45,026
Novan, Inc. (a)(b)	83,201	303,684
NRX Pharmaceuticals, Inc. (a)(b)	112,232	335,574
Nutriband, Inc. (b)	30,855	120,026
Nuvation Bio, Inc. (a)(b)	600,806	3,040,078
Ocular Therapeutix, Inc. (a)	414,048	2,310,388
Ocuphire Pharma, Inc. (a)	47,436	162,231
Ocuphire Pharma, Inc. rights (a)(d)	5,723	4,742
Omeros Corp. (a)(b)	348,203	2,507,062
Onconova Therapeutics, Inc. (a)	84,772	137,331
Opiant Pharmaceuticals, Inc. (a)	28,229	738,471
OptiNose, Inc. (a)(b)	193,140	565,900
Otonomy, Inc. (a)	259,225	523,635
Pacira Biosciences, Inc. (a)	234,965	15,669,816
Palisade Bio, Inc. (a)	61,431	56,517
Palisade Bio, Inc. rights (a)(d)	117,971	1
Paratek Pharmaceuticals, Inc. (a)(b)	234,276	824,652
Perrigo Co. PLC	709,428	25,198,883
Petros Pharmaceuticals, Inc. (a)(b)	50,225	69,311
Phathom Pharmaceuticals, Inc. (a)(b)	87,331	1,583,311
Phibro Animal Health Corp. Class A	106,746	2,273,690
Pliant Therapeutics, Inc. (a)	113,884	1,021,539
PLx Pharma PLC (a)(b)	136,218	687,901
Prestige Brands Holdings, Inc. (a)	262,439	15,622,994
Processa Pharmaceuticals, Inc. (a)(b)	31,673	121,308
ProPhase Labs, Inc.	66,421	419,781
Provention Bio, Inc. (a)(b)	280,611	1,759,431
Pulmatrix, Inc. (a)	285,428	88,112
Rain Therapeutics, Inc. (a)	40,751	243,691
Rani Therapeutics Holdings, Inc. (b)	36,129	602,993
Reata Pharmaceuticals, Inc. (a)	80,804	2,645,523
Relmada Therapeutics, Inc. (a)(b)	130,680	2,680,247
Revance Therapeutics, Inc. (a)	372,156	5,050,157
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	57,640	111,245
Roivant Sciences Ltd. (a)(b)	501,041	3,151,548
Royalty Pharma PLC	1,872,600	73,518,276
RVL Pharmaceuticals PLC (a)(b)	80,962	146,541
Satsuma Pharmaceuticals, Inc. (a)(b)	55,076	229,116
scPharmaceuticals, Inc. (a)(b)	31,095	163,249
SCYNEXIS, Inc. (a)(b)	119,162	498,097
Seelos Therapeutics, Inc. (a)	587,636	622,894
Seelos Therapeutics, Inc. rights (a)(b)(d)	3,233	0
SenesTech, Inc. (a)(b)	82,240	62,914
SIGA Technologies, Inc. (a)	216,580	1,299,480
Sonoma Pharmaceuticals, Inc. (a)(b)	30,077	95,645
Supernus Pharmaceuticals, Inc. (a)(b)	282,467	9,024,821
Tarsus Pharmaceuticals, Inc. (a)(b)	30,492	537,574
Terns Pharmaceuticals, Inc. (b)	41,523	137,856
TFF Pharmaceuticals, Inc. (a)(b)	111,531	757,295
TherapeuticsMD, Inc. (a)(b)	1,845,018	441,328
Theravance Biopharma, Inc. (a)	285,561	2,875,599
Theseus Pharmaceuticals, Inc. (b)	55,176	557,278
Timber Pharmaceuticals, Inc. (a)	163,593	46,673
Titan Pharmaceuticals, Inc. (a)(b)	31,133	31,756
Trevi Therapeutics, Inc. (a)(b)	34,789	22,265
Tricida, Inc. (a)(b)	156,456	1,245,390
Vallon Pharamceuticals, Inc. (b)	8,299	61,330
Ventyx Biosciences, Inc. (b)	50,970	595,839
Verrica Pharmaceuticals, Inc. (a)(b)	66,502	557,287
Virpax Pharmaceuticals, Inc. (b)	45,192	98,067
Vyne Therapeutics, Inc. (a)(b)	273,750	148,400
WAVE Life Sciences (a)	201,416	494,476
Xeris Biopharma Holdings, Inc. (a)(b)	579,229	1,378,565
Xeris Biopharma Holdings, Inc. rights (a)(d)	264,044	47,824
Zogenix, Inc. (a)	284,045	7,459,022
Zynerba Pharmaceuticals, Inc. (a)(b)	223,941	506,107
		459,679,796

TOTAL HEALTH CARE		4,827,282,891

INDUSTRIALS - 13.7%
Aerospace & Defense - 1.1%
AAR Corp. (a)	175,922	7,905,935
Aerojet Rocketdyne Holdings, Inc.	391,122	15,155,978
AeroVironment, Inc. (a)	120,691	8,575,096
AerSale Corp. (a)	51,335	803,906
Air Industries Group, Inc. (a)(b)	122,660	119,226
Archer Aviation, Inc. Class A (a)(b)	613,850	1,933,628
Astra Space, Inc. Class A (a)(b)	677,437	2,357,481
Astronics Corp. (a)	138,109	2,031,583
Astrotech Corp. (a)(b)	271,928	193,150
Axon Enterprise, Inc. (a)	346,277	48,565,349
BWX Technologies, Inc.	485,480	25,934,342
Byrna Technologies, Inc. (a)(b)	82,690	827,727
Cadre Holding, Inc. (b)	31,262	688,389
CPI Aerostructures, Inc. (a)	50,983	135,105
Curtiss-Wright Corp.	204,773	30,208,113
Ducommun, Inc. (a)	63,008	3,182,534
HEICO Corp. (b)	233,702	34,473,382
HEICO Corp. Class A	377,635	46,418,894
Hexcel Corp.	442,307	25,609,575
Innovative Solutions & Support, Inc. (a)	35,937	278,152
Kaman Corp.	148,139	6,430,714
Kratos Defense & Security Solutions, Inc. (a)	656,568	13,735,403
Maxar Technologies, Inc.	385,680	12,511,459
Mercury Systems, Inc. (a)	301,694	18,168,013
Momentus, Inc. Class A (a)(b)	274,665	631,730
Moog, Inc. Class A	153,568	12,763,036
National Presto Industries, Inc.	27,994	2,225,523
Park Aerospace Corp. (b)	100,999	1,400,856
Parsons Corp. (a)	135,774	4,705,927
Redwire Corp. (a)(b)	88,632	496,339
Rocket Lab U.S.A., Inc. Class A (a)(b)	764,583	7,294,122
SIFCO Industries, Inc. (a)	15,819	111,840
Sigma Labs, Inc. (a)(b)	60,149	137,140
Spirit AeroSystems Holdings, Inc. Class A	566,124	28,306,200
Triumph Group, Inc. (a)	284,260	7,117,870
Vectrus, Inc. (a)	62,663	2,872,472
Virgin Galactic Holdings, Inc. (a)(b)	992,289	9,605,358
VirTra, Inc. (a)	51,046	320,569
Woodward, Inc.	331,471	41,311,231
		425,543,347
Air Freight & Logistics - 0.3%
Air T, Inc. (a)	7,699	207,873
Air Transport Services Group, Inc. (a)	304,350	9,590,069
Atlas Air Worldwide Holdings, Inc. (a)	141,529	11,090,212
Forward Air Corp.	142,770	14,731,009
GXO Logistics, Inc. (a)	520,294	43,668,275
Hub Group, Inc. Class A (a)	180,364	15,222,722
Radiant Logistics, Inc. (a)	240,842	1,661,810
		96,171,970
Airlines - 0.2%
Allegiant Travel Co. (a)	76,677	13,348,699
Blade Air Mobility, Inc. (a)(b)	248,389	1,862,918
Frontier Group Holdings, Inc. (a)(b)	163,275	2,102,982
Hawaiian Holdings, Inc. (a)	296,275	5,682,555
JetBlue Airways Corp. (a)	1,683,685	25,709,870
Joby Aviation, Inc. (a)(b)	1,395,948	7,175,173
Mesa Air Group, Inc. (a)	178,977	778,550
SkyWest, Inc. (a)	263,494	7,406,816
Spirit Airlines, Inc. (a)	615,613	15,439,574
Sun Country Airlines Holdings, Inc. (a)(b)	169,119	4,574,669
Wheels Up Experience, Inc. Class A (a)(b)	955,767	3,354,742
		87,436,548
Building Products - 1.5%
AAON, Inc.	216,855	12,699,029
Advanced Drain Systems, Inc.	296,749	34,636,543
Alpha PRO Tech Ltd. (a)(b)	60,263	256,118
American Woodmark Corp. (a)	87,758	4,702,074
Apogee Enterprises, Inc.	134,133	6,045,374
Applied UV, Inc. (a)(b)	21,766	36,567
Armstrong Flooring, Inc. (a)	115,916	181,988
Armstrong World Industries, Inc.	249,610	22,065,524
Builders FirstSource, Inc. (a)	1,008,749	75,071,101
Carlisle Companies, Inc.	274,010	65,049,974
Cornerstone Building Brands, Inc. (a)	287,930	6,357,494
CSW Industrials, Inc.	82,571	9,935,768
Gibraltar Industries, Inc. (a)	172,707	8,345,202
Griffon Corp.	247,942	5,715,063
Insteel Industries, Inc.	104,334	3,871,835
Janus International Group, Inc. (a)	298,309	2,872,716
Jeld-Wen Holding, Inc. (a)	493,897	11,399,143
Lennox International, Inc.	177,082	47,268,498
Masonite International Corp. (a)	128,008	12,074,995
Owens Corning	528,608	49,260,980
PGT Innovations, Inc. (a)	320,405	6,891,912
Quanex Building Products Corp.	181,579	4,150,896
Resideo Technologies, Inc. (a)	763,625	19,655,708
Simpson Manufacturing Co. Ltd.	228,718	27,105,370
Tecnoglass, Inc.	113,987	2,340,153
The AZEK Co., Inc. (a)	593,241	17,494,677
Trex Co., Inc. (a)	607,533	55,795,831
UFP Industries, Inc.	325,096	27,876,982
View, Inc. Class A (a)(b)	326,221	789,455
Zurn Water Solutions Corp.	638,708	20,770,784
		560,717,754
Commercial Services & Supplies - 1.0%
ABM Industries, Inc.	356,207	15,968,760
ACCO Brands Corp.	497,114	4,275,180
Acme United Corp.	17,124	565,092
ACV Auctions, Inc. Class A (a)	501,579	6,615,827
ADT, Inc.	779,475	5,697,962
Aqua Metals, Inc. (a)(b)	360,091	385,297
ARC Document Solutions, Inc.	187,132	641,863
Aris Water Solution, Inc. Class A (b)	94,792	1,384,911
Aurora Innovation, Inc. (a)(b)	1,370,278	7,837,990
Avalon Holdings Corp. Class A (a)	10,366	35,555
Brady Corp. Class A	254,519	11,728,236
BrightView Holdings, Inc. (a)	276,124	3,730,435
Casella Waste Systems, Inc. Class A (a)	266,467	20,091,612
CECO Environmental Corp. (a)(b)	170,107	915,176
Charah Solutions, Inc. (a)(b)	48,749	259,345
Cimpress PLC (a)	104,175	6,561,983
Clean Harbors, Inc. (a)	266,192	25,402,703
CompX International, Inc. Class A	1,956	43,228
CoreCivic, Inc. (a)	626,384	5,706,358
Deluxe Corp.	226,027	7,031,700
Driven Brands Holdings, Inc. (a)	301,059	8,842,103
DSS, Inc. (a)(b)	239,135	135,350
Ennis, Inc.	138,951	2,609,500
Fuel Tech, Inc. (a)(b)	100,746	125,933
Harsco Corp. (a)	422,571	5,032,821
Healthcare Services Group, Inc.	408,802	6,467,248
Heritage-Crystal Clean, Inc. (a)	86,313	2,420,217
HNI Corp.	232,302	9,452,368
IAA, Inc. (a)	710,848	26,116,556
Interface, Inc.	316,540	4,130,847
JanOne, Inc. (a)(b)	13,288	33,154
KAR Auction Services, Inc. (a)	641,396	11,840,170
Kimball International, Inc. Class B	202,056	1,873,059
Matthews International Corp. Class A	168,768	5,599,722
Millerknoll, Inc.	403,183	15,675,755
Montrose Environmental Group, Inc. (a)	143,274	6,319,816
MSA Safety, Inc.	194,451	27,048,134
NL Industries, Inc.	22,073	140,826
Odyssey Marine Exploration, Inc. (a)(b)	34,716	204,824
Performant Financial Corp. (a)(b)	249,483	541,378
Perma-Fix Environmental Services, Inc. (a)	23,822	134,833
Pitney Bowes, Inc.	567,654	2,826,917
Quad/Graphics, Inc. (a)	209,662	1,148,948
Quest Resource Holding Corp. (a)	62,050	431,248
Recycling Asset Holdings, Inc. (a)(d)	12,605	441
Renovare Environmental, Inc. (a)	110,567	48,649
Shapeways Holdings, Inc. (a)(b)	55,625	181,894
SP Plus Corp. (a)	124,880	3,727,668
Steelcase, Inc. Class A	465,321	5,662,957
Stericycle, Inc. (a)	487,272	28,437,194
Team, Inc. (a)	230,077	217,308
Tetra Tech, Inc.	285,526	45,332,963
The Brink's Co.	261,198	18,299,532
The GEO Group, Inc.	415,234	2,474,795
TOMI Environmental Solutions, Inc. (a)(b)	101,804	105,876
U.S. Ecology, Inc. (a)	186,626	8,853,537
UniFirst Corp.	79,756	14,455,775
Viad Corp. (a)	112,019	3,913,944
Vidler Water Resouces, Inc. (a)(b)	107,435	1,291,369
Virco Manufacturing Co. (a)	17,193	51,751
VSE Corp.	55,419	2,640,715
Wilhelmina International, Inc. (a)	28,435	123,977
		399,851,285
Construction & Engineering - 0.9%
AECOM	754,852	54,847,546
Ameresco, Inc. Class A (a)(b)	162,701	10,453,539
API Group Corp. (a)	1,048,879	22,624,320
Arcosa, Inc.	255,041	13,433,009
Argan, Inc.	79,351	3,085,960
Bowman Consulting Group Ltd. (b)	14,356	242,616
Comfort Systems U.S.A., Inc.	190,207	16,353,998
Concrete Pumping Holdings, Inc. (a)	126,451	940,795
Construction Partners, Inc. Class A (a)	190,242	5,090,876
Dycom Industries, Inc. (a)	157,886	13,745,555
EMCOR Group, Inc.	277,904	32,109,028
Fluor Corp. (a)(b)	746,707	16,173,674
FTE Networks, Inc. (a)(b)(d)	20,228	29,937
Granite Construction, Inc.	248,068	7,509,018
Great Lakes Dredge & Dock Corp. (a)	357,087	5,038,498
IES Holdings, Inc. (a)	47,544	1,998,750
Infrastructure and Energy Alternatives, Inc. (a)(b)	170,617	1,856,313
INNOVATE Corp. (a)(b)	318,657	1,061,128
iSun, Inc. (a)(b)	32,112	166,340
Limbach Holdings, Inc. (a)	39,616	305,043
MasTec, Inc. (a)	301,424	23,740,154
Matrix Service Co. (a)	161,639	1,121,775
MYR Group, Inc. (a)	89,833	8,062,512
Northwest Pipe Co. (a)	55,522	1,582,377
NV5 Global, Inc. (a)	62,168	6,667,518
Orbital Energy Group, Inc. (a)(b)	383,991	610,546
Orion Group Holdings, Inc. (a)(b)	156,868	505,115
Primoris Services Corp.	293,067	7,728,177
SG Blocks, Inc. (a)(b)	45,628	83,956
Sterling Construction Co., Inc. (a)(b)	155,108	4,580,339
Tutor Perini Corp. (a)	224,342	2,198,552
Valmont Industries, Inc.	112,247	24,295,863
Williams Industrial Services G (a)(b)	95,596	136,702
Willscot Mobile Mini Holdings (a)	1,176,437	41,798,807
		330,178,336
Electrical Equipment - 1.3%
Acuity Brands, Inc.	184,700	33,683,739
Advent Technologies Holdings, Inc. Class A (a)(b)	210,256	544,563
Allied Motion Technologies, Inc.	65,307	2,273,990
American Superconductor Corp. (a)(b)	144,453	1,226,406
Array Technologies, Inc. (a)	235,904	2,651,561
Atkore, Inc. (a)	244,801	24,898,710
AZZ, Inc.	136,360	6,713,003
Babcock & Wilcox Enterprises, Inc. (a)	306,406	2,147,906
Beam Global (a)(b)	62,092	900,955
Bitnile Holdings, Inc. (a)(b)	333,211	333,211
Blink Charging Co. (a)(b)	218,596	5,373,090
Bloom Energy Corp. Class A (a)(b)	818,398	18,168,436
Broadwind, Inc. (a)(b)	85,192	184,867
Capstone Turbine Corp. (a)(b)	64,202	267,722
ChargePoint Holdings, Inc. Class A (a)(b)	713,798	10,364,347
Encore Wire Corp.	106,930	12,448,791
Energous Corp. (a)(b)	380,453	433,716
Energy Focus, Inc. (a)(b)	57,702	74,436
EnerSys	226,016	16,438,144
Enovix Corp. (a)(b)	518,866	8,644,308
Eos Energy Enterprises, Inc. (a)(b)	230,907	669,630
Espey Manufacturing & Electronics Corp. (a)	5,259	68,630
ESS Tech, Inc. Class A (a)(b)	312,516	1,621,958
Fluence Energy, Inc. (b)	176,090	2,382,498
Flux Power Holdings, Inc. (a)(b)	53,707	138,027
FTC Solar, Inc. (a)(b)	148,463	699,261
FuelCell Energy, Inc. (a)(b)	2,027,430	12,164,580
GrafTech International Ltd.	1,060,010	10,684,901
Hubbell, Inc. Class B	289,125	51,536,531
Ideal Power, Inc. (a)	25,624	221,135
KULR Technology Group, Inc. (a)(b)	305,006	680,163
LSI Industries, Inc.	139,835	953,675
Nuvve Holding Corp. (a)(b)	72,483	537,824
nVent Electric PLC	894,248	30,341,835
Ocean Power Technologies, Inc. (a)(b)	264,774	346,854
Orion Energy Systems, Inc. (a)	148,830	459,885
Pioneer Power Solutions, Inc. (b)	18,679	111,887
Plug Power, Inc. (a)(b)	2,760,074	69,802,271
Polar Power, Inc. (a)(b)	28,861	91,201
Powell Industries, Inc.	48,231	1,019,603
Preformed Line Products Co.	13,367	745,210
Regal Rexnord Corp.	358,788	57,531,656
Romeo Power, Inc. (a)(b)	612,883	1,121,576
Sensata Technologies, Inc. PLC (a)	843,224	48,831,102
Shoals Technologies Group, Inc. (a)(b)	349,692	5,528,631
Stem, Inc. (a)(b)	677,076	6,445,764
Sunrun, Inc. (a)(b)	1,097,910	29,950,985
Sunworks, Inc. (a)(b)	203,697	476,651
Thermon Group Holdings, Inc. (a)	183,061	3,134,004
TPI Composites, Inc. (a)(b)	123,058	1,663,744
Ultralife Corp. (a)	93,481	501,993
Vertiv Holdings Co.	1,621,623	21,113,531
Vicor Corp. (a)	115,732	8,653,282
Westwater Resources, Inc. (a)	181,431	362,862
		518,365,241
Industrial Conglomerates - 0.0%
Gaucho Group Holdings, Inc. (a)(b)	99,311	212,526
Machinery - 2.7%
AGCO Corp.	323,804	38,908,289
AgEagle Aerial Systems, Inc. (a)(b)	490,456	573,834
Agrify Corp. (b)	105,118	603,377
Alamo Group, Inc.	51,676	7,188,648
Albany International Corp. Class A	169,563	14,891,023
Allison Transmission Holdings, Inc.	549,612	21,951,503
Altra Industrial Motion Corp.	345,027	14,653,297
Art's-Way Manufacturing Co., Inc. (a)	31,778	127,748
Astec Industries, Inc.	119,289	5,940,592
Barnes Group, Inc.	244,800	11,370,960
Berkshire Grey, Inc. Class A (a)(b)	216,162	721,981
Blue Bird Corp. (a)	85,231	1,816,273
Chart Industries, Inc. (a)(b)	188,807	27,263,731
Chicago Rivet & Machine Co.	758	20,731
CIRCOR International, Inc. (a)	109,564	2,951,654
Colfax Corp. (a)	712,739	28,659,235
Columbus McKinnon Corp. (NY Shares)	150,402	6,864,347
Commercial Vehicle Group, Inc. (a)	176,465	1,409,955
Crane Co.	261,416	26,423,929
Desktop Metal, Inc. (a)(b)	1,018,178	4,235,620
Donaldson Co., Inc.	647,146	35,120,613
Douglas Dynamics, Inc.	119,913	4,405,604
Eastern Co.	28,967	694,339
Energy Recovery, Inc. (a)	206,953	3,932,107
Enerpac Tool Group Corp. Class A (b)	319,354	5,508,857
EnPro Industries, Inc.	106,979	11,814,761
ESCO Technologies, Inc.	135,539	9,429,448
Evoqua Water Technologies Corp. (a)	633,620	27,030,229
Federal Signal Corp.	321,643	11,614,529
Flowserve Corp.	687,705	20,885,601
Franklin Electric Co., Inc.	203,493	17,207,368
FreightCar America, Inc. (a)(b)	61,989	250,436
Gates Industrial Corp. PLC (a)	502,276	7,956,052
Gencor Industries, Inc. (a)	33,897	347,444
Gorman-Rupp Co.	115,210	4,292,725
Graco, Inc.	890,980	64,230,748
Graham Corp.	47,909	383,751
Helios Technologies, Inc.	170,553	13,373,061
Hillenbrand, Inc.	386,608	18,445,068
Hillman Solutions Corp. Class A (a)(b)	516,816	4,847,734
Hurco Companies, Inc.	30,713	1,048,235
Hydrofarm Holdings Group, Inc. (a)(b)	194,591	3,940,468
Hyliion Holdings Corp. Class A (a)(b)	263,716	1,139,253
Hyster-Yale Materials Handling Class A	52,107	1,994,656
Hyzon Motors, Inc. Class A (a)(b)	468,403	2,613,689
ITT, Inc.	449,443	39,492,556
John Bean Technologies Corp.	168,594	19,113,502
Kadant, Inc.	61,090	12,056,112
Kennametal, Inc.	440,066	13,954,493
L.B. Foster Co. Class A (a)	57,699	907,028
Lightning eMotors, Inc. (a)(b)	151,649	808,289
Lincoln Electric Holdings, Inc.	308,468	39,317,331
Lindsay Corp.	57,866	7,592,598
LiqTech International, Inc. (a)(b)	85,087	502,864
Manitex International, Inc. (a)	80,305	604,697
Manitowoc Co., Inc. (a)	189,840	3,138,055
Markforged Holding Corp. (a)(b)	373,945	1,454,646
Mayville Engineering Co., Inc. (a)(b)	39,371	407,096
Meritor, Inc. (a)	368,635	13,127,092
Microvast Holdings, Inc. (a)(b)	1,251,780	8,937,709
Middleby Corp. (a)	292,728	51,994,347
Miller Industries, Inc.	60,547	1,875,746
Mueller Industries, Inc.	299,004	17,058,178
Mueller Water Products, Inc. Class A	832,039	10,558,575
Nikola Corp. (a)(b)	1,160,882	9,170,968
NN, Inc. (a)(b)	229,592	594,643
Omega Flex, Inc. (b)	15,769	2,290,447
Oshkosh Corp.	360,671	40,048,908
P&F Industries, Inc. Class A (a)	17,959	106,317
Park-Ohio Holdings Corp.	44,173	701,909
Perma-Pipe International Holdings, Inc. (a)	13,145	116,333
Proterra, Inc. Class A (a)(b)	979,361	8,853,423
Proto Labs, Inc. (a)(b)	147,459	8,291,620
RBC Bearings, Inc. (a)(b)	153,025	29,663,896
REV Group, Inc. (b)	173,874	2,350,776
Sarcos Technology and Robotics Corp. Class A (a)(b)	309,022	1,863,403
SPX Corp. (a)	240,344	12,185,441
SPX Flow, Inc.	219,732	18,872,781
Standex International Corp.	62,956	6,668,929
Taylor Devices, Inc. (a)	3,749	37,490
Tennant Co.	99,253	7,819,151
Terex Corp.	369,179	15,239,709
The Greenbrier Companies, Inc. (b)	171,264	7,609,260
The L.S. Starrett Co. Class A (a)	20,103	146,551
The Shyft Group, Inc.	168,927	6,826,340
Timken Co.	365,773	23,980,078
Titan International, Inc. (a)	271,164	3,037,037
Toro Co.	559,610	52,497,014
Trinity Industries, Inc.	427,119	12,326,654
Twin Disc, Inc. (a)	41,081	488,864
Urban-Gro, Inc. (a)(b)	47,304	431,412
Velo3D, Inc. (a)(b)	326,435	2,653,917
Wabash National Corp.	260,068	4,431,559
Watts Water Technologies, Inc. Class A	143,967	20,724,050
Welbilt, Inc. (a)	674,454	15,944,093
Xos, Inc. Class A (a)(b)	286,130	683,851
		1,048,641,241
Marine - 0.1%
Eagle Bulk Shipping, Inc.	76,087	4,012,068
Genco Shipping & Trading Ltd.	189,471	3,653,001
Kirby Corp. (a)	316,648	20,629,617
Matson, Inc.	220,064	24,376,489
Pangaea Logistics Solutions Ltd.	91,823	466,461
		53,137,636
Professional Services - 1.8%
Acacia Research Corp. (a)	241,503	924,956
Alight, Inc. Class A (a)	1,289,392	13,461,252
ASGN, Inc. (a)	274,294	30,389,032
Atlas Technical Consultants, Inc. (a)(b)	92,294	1,059,535
Barrett Business Services, Inc.	40,716	2,449,067
BGSF, Inc.	47,756	673,360
BlackSky Technology, Inc. Class A (a)(b)	296,650	741,625
Booz Allen Hamilton Holding Corp. Class A	704,151	56,817,944
CACI International, Inc. Class A (a)	122,434	34,255,809
CBIZ, Inc. (a)	274,676	10,687,643
Clarivate Analytics PLC (a)(b)	1,959,070	29,346,869
CoStar Group, Inc. (a)	2,070,787	126,338,715
CRA International, Inc.	40,512	3,598,681
DLH Holdings Corp. (a)(b)	46,245	800,039
Dun & Bradstreet Holdings, Inc. (a)	801,246	14,871,126
Exponent, Inc.	276,168	26,169,680
First Advantage Corp.	217,284	3,509,137
Forrester Research, Inc. (a)	61,737	3,206,002
Franklin Covey Co. (a)	66,519	3,066,526
FTI Consulting, Inc. (a)	179,433	26,197,218
Gee Group, Inc. (a)(b)	882,155	485,185
Heidrick & Struggles International, Inc.	104,251	4,456,730
Hill International, Inc. (a)	204,032	367,258
Hirequest, Inc.	25,639	480,988
HireRight Holdings Corp. (b)	113,904	1,488,725
Hudson Global, Inc. (a)	9,090	270,882
Huron Consulting Group, Inc. (a)	118,885	5,864,597
ICF International, Inc.	89,782	7,956,481
Insperity, Inc.	188,427	16,949,009
KBR, Inc.	737,618	36,615,358
Kelly Services, Inc. Class A (non-vtg.)	182,929	3,881,753
Kforce, Inc.	106,579	8,012,609
Korn Ferry	288,731	19,131,316
LegalZoom.com, Inc. (b)	104,246	1,627,280
Manpower, Inc.	284,892	30,278,322
ManTech International Corp. Class A	147,474	12,294,907
Mastech Digital, Inc. (a)	15,489	284,378
MISTRAS Group, Inc. (a)	94,209	628,374
RCM Technologies, Inc. (a)(b)	43,713	309,925
Red Violet, Inc. (a)(b)	54,736	1,447,220
Resources Connection, Inc.	163,613	2,715,976
Science Applications International Corp.	304,381	26,691,170
ShiftPixy, Inc. (a)(b)	123,538	105,156
Skillsoft Corp. (a)(b)	341,241	2,211,242
Spire Global, Inc. (a)(b)	529,663	1,149,369
Staffing 360 Solutions, Inc. (a)(b)	25,895	17,868
Sterling Check Corp. (b)	79,189	1,667,720
TransUnion Holding Co., Inc.	1,008,761	91,555,148
TriNet Group, Inc. (a)	210,474	18,376,485
TrueBlue, Inc. (a)	188,774	5,134,653
Upwork, Inc. (a)	640,613	16,194,697
Volt Information Sciences, Inc. (a)	74,206	227,812
Willdan Group, Inc. (a)(b)	63,169	2,040,359
		709,483,168
Road & Rail - 1.8%
AMERCO	51,621	29,816,806
ArcBest Corp.	134,467	12,462,402
Avis Budget Group, Inc. (a)	210,965	38,699,420
Bird Global, Inc. Class A (a)(b)	758,779	2,481,207
Covenant Transport Group, Inc. Class A	59,947	1,349,407
Daseke, Inc. (a)	315,587	3,960,617
Heartland Express, Inc.	242,391	3,480,735
Helbiz, Inc. (a)(b)	30,804	87,791
Hertz Global Holdings, Inc.	307,056	6,239,378
HyreCar, Inc. (a)	92,271	250,977
Knight-Swift Transportation Holdings, Inc. Class A	873,999	47,615,466
Landstar System, Inc.	201,354	31,091,071
Lyft, Inc. (a)	1,561,376	60,799,981
Marten Transport Ltd.	322,256	5,558,916
P.A.M. Transportation Services, Inc.	18,969	1,279,838
Patriot Transportation Holding, Inc.	5,715	48,520
Ryder System, Inc. (b)	283,361	22,340,181
Saia, Inc. (a)	139,156	39,969,778
Schneider National, Inc. Class B	177,498	4,636,248
TuSimple Holdings, Inc. (a)(b)	186,593	3,250,450
U.S. Xpress Enterprises, Inc. (a)(b)	130,681	593,292
U.S.A. Truck, Inc. (a)(b)	35,416	863,442
Uber Technologies, Inc. (a)	8,755,472	315,459,656
Universal Logistics Holdings, Inc.	41,566	795,158
Werner Enterprises, Inc.	320,790	13,941,533
XPO Logistics, Inc. (a)	522,669	37,987,583
Yellow Corp. (a)	189,162	1,704,350
		686,764,203
Trading Companies & Distributors - 1.0%
AeroCentury Corp. (b)	40,900	164,827
Air Lease Corp. Class A	565,818	23,628,560
Alta Equipment Group, Inc. (a)	132,908	1,675,970
Applied Industrial Technologies, Inc.	202,067	20,428,974
Beacon Roofing Supply, Inc. (a)	290,913	17,364,597
BlueLinx Corp. (a)	51,156	4,572,323
Boise Cascade Co.	206,129	16,477,952
Core & Main, Inc. (b)	302,148	6,792,287
Custom Truck One Source, Inc. Class A (a)(b)	260,217	2,045,306
DXP Enterprises, Inc. (a)	94,873	2,723,804
EVI Industries, Inc. (a)	28,979	598,706
GATX Corp.	187,995	20,045,907
Global Industrial Co.	86,580	2,751,512
GMS, Inc. (a)	228,593	12,401,170
H&E Equipment Services, Inc.	169,541	7,080,032
Herc Holdings, Inc.	132,133	21,025,003
Hudson Technologies, Inc. (a)	183,402	700,596
Huttig Building Products, Inc. (a)	105,996	984,703
India Globalization Capital, Inc. (a)(b)	182,169	193,099
Karat Packaging, Inc. (a)	17,116	278,135
Lawson Products, Inc. (a)	46,826	1,990,573
McGrath RentCorp.	127,374	10,352,959
MRC Global, Inc. (a)	318,971	3,221,607
MSC Industrial Direct Co., Inc. Class A	244,944	18,978,261
NOW, Inc. (a)	481,631	4,498,434
Rush Enterprises, Inc. Class A	260,141	13,511,724
SiteOne Landscape Supply, Inc. (a)	236,146	40,718,655
Titan Machinery, Inc. (a)	111,281	3,152,591
Transcat, Inc. (a)	36,920	2,896,743
Triton International Ltd.	353,225	23,199,818
Univar, Inc. (a)	893,501	27,439,416
Veritiv Corp. (a)	71,807	7,695,556
Watsco, Inc.	173,203	47,294,811
WESCO International, Inc. (a)	234,507	28,546,537
Willis Lease Finance Corp. (a)	20,262	708,360
		396,139,508

TOTAL INDUSTRIALS		5,312,642,763

INFORMATION TECHNOLOGY - 22.3%
Communications Equipment - 0.6%
ADTRAN, Inc.	259,072	5,334,292
Airspan Networks Holdings, Inc. (a)(b)	157,370	626,333
Applied Optoelectronics, Inc. (a)(b)	162,583	590,176
Aviat Networks, Inc. (a)	51,719	1,463,648
BK Technologies Corp. (b)	67,932	158,282
CalAmp Corp. (a)	198,386	1,400,605
Calix, Inc. (a)	293,993	15,975,580
Cambium Networks Corp. (a)	62,546	1,739,404
Casa Systems, Inc. (a)	186,784	777,021
Ciena Corp. (a)	818,093	55,973,923
Clearfield, Inc. (a)	61,349	3,933,084
ClearOne, Inc. (a)	68,406	60,881
CommScope Holding Co., Inc. (a)	759,685	7,247,395
Communications Systems, Inc.	55,877	113,989
COMSovereign Holding Corp. (a)(b)	206,343	137,713
Comtech Telecommunications Corp.	136,321	2,805,486
Digi International, Inc. (a)	183,676	3,688,214
DZS, Inc. (a)	91,055	1,319,387
EMCORE Corp. (a)	193,521	750,861
Extreme Networks, Inc. (a)	693,650	7,970,039
Franklin Wireless Corp. (a)	19,716	74,132
Genasys, Inc. (a)	183,238	593,691
Harmonic, Inc. (a)	558,761	5,202,065
Infinera Corp. (a)(b)	1,137,889	10,502,715
Inseego Corp. (a)(b)	471,712	2,221,764
KVH Industries, Inc. (a)	82,706	712,926
Lantronix, Inc. (a)	117,372	806,346
Lumentum Holdings, Inc. (a)	382,609	37,824,726
NETGEAR, Inc. (a)(b)	155,331	4,133,358
NetScout Systems, Inc. (a)	387,674	12,068,292
Network-1 Security Solutions, Inc.	44,772	115,064
Ondas Holdings, Inc. (a)(b)	170,896	854,480
Optical Cable Corp. (a)	11,253	51,201
PC-Tel, Inc.	84,201	410,059
Plantronics, Inc. (a)(b)	229,911	6,476,593
Resonant, Inc. (a)(b)	368,510	1,617,759
Ribbon Communications, Inc. (a)	673,550	2,047,592
Tessco Technologies, Inc. (a)	29,899	187,766
Ubiquiti, Inc. (b)	33,129	8,411,122
ViaSat, Inc. (a)(b)	388,202	17,717,539
Viavi Solutions, Inc. (a)	1,270,738	20,840,103
Vislink Technologies, Inc. (a)(b)	297,946	279,175
		245,214,781
Electronic Equipment & Components - 1.7%
908 Devices, Inc. (a)(b)	79,992	1,330,267
ADDvantage Technologies Group, Inc. (a)(b)	11,707	15,570
Advanced Energy Industries, Inc.	199,718	17,145,790
Aeva Technologies, Inc. (a)(b)	513,871	2,158,258
AEye, Inc. Class A (a)(b)	557,276	1,850,156
Airgain, Inc. (a)	51,876	471,553
Akoustis Technologies, Inc. (a)(b)	297,729	1,875,693
Alpine 4 Holdings, Inc. (a)(b)	781,731	1,211,683
AmpliTech Group, Inc. (a)(b)	70,462	249,435
Arlo Technologies, Inc. (a)	444,379	4,123,837
Arrow Electronics, Inc. (a)	363,970	44,360,664
Autoscope Technologies Corp.	31,320	208,904
Avnet, Inc.	521,143	21,924,486
Badger Meter, Inc.	153,875	15,296,714
Bel Fuse, Inc. Class B (non-vtg.)	60,725	956,419
Belden, Inc.	237,589	13,388,140
Benchmark Electronics, Inc.	184,550	4,824,137
Cemtrex, Inc. (a)(b)	101,303	63,821
ClearSign Combustion Corp. (a)(b)	158,767	201,634
Coda Octopus Group, Inc. (a)(b)	23,943	141,743
Cognex Corp.	932,639	63,009,091
Coherent, Inc. (a)	128,653	34,005,561
CPS Technologies Corp. (a)(b)	45,803	144,279
CTS Corp.	172,526	6,545,636
Daktronics, Inc. (a)	196,961	907,990
Data I/O Corp. (a)	27,378	131,688
Digital Ally, Inc. (a)(b)	343,088	356,812
Electro-Sensors, Inc. (a)	12,636	65,075
eMagin Corp. (a)(b)	343,570	429,463
ePlus, Inc. (a)	142,248	6,671,431
Evolv Technologies Holdings, Inc. (a)(b)	281,857	992,137
Fabrinet (a)	194,385	19,463,770
FARO Technologies, Inc. (a)	100,445	5,498,359
Focus Universal, Inc. (a)(b)	98,730	897,456
Frequency Electronics, Inc. (a)	20,488	187,055
Identiv, Inc. (a)(b)	114,266	2,395,015
II-VI, Inc. (a)(b)	561,889	39,028,810
Insight Enterprises, Inc. (a)	183,602	19,094,608
Intellicheck, Inc. (a)(b)	89,135	311,081
Iteris, Inc. (a)	209,517	689,311
Itron, Inc. (a)	241,606	11,517,358
Jabil, Inc.	755,014	43,647,359
KEY Tronic Corp. (a)	29,295	171,083
Kimball Electronics, Inc. (a)	133,402	2,299,850
Knowles Corp. (a)	481,350	10,483,803
LGL Group, Inc. (a)	6,067	62,733
LGL Group, Inc. warrants 11/16/25 (a)	6,067	3,034
LightPath Technologies, Inc. Class A (a)(b)	232,269	483,120
Lightwave Logic, Inc. (a)(b)	525,212	3,954,846
Littelfuse, Inc.	130,672	33,740,817
Luna Innovations, Inc. (a)(b)	169,429	1,157,200
Methode Electronics, Inc. Class A	199,671	9,112,984
MicroVision, Inc. (a)(b)	897,721	3,599,861
MICT, Inc. (a)(b)	547,286	345,337
Mirion Technologies, Inc. Class A (a)(b)	563,138	4,809,199
Napco Security Technologies, Inc.	153,812	3,136,227
National Instruments Corp.	696,774	27,975,476
Neonode, Inc. (a)(b)	24,689	115,051
nLIGHT, Inc. (a)	236,728	3,858,666
Novanta, Inc. (a)	189,862	25,940,845
OSI Systems, Inc. (a)	86,791	7,001,430
Ouster, Inc. (a)(b)	425,904	1,439,556
Par Technology Corp. (a)(b)	136,940	5,743,264
PC Connection, Inc.	60,397	2,946,770
Plexus Corp. (a)	150,108	12,229,299
Powerfleet, Inc. (a)(b)	190,789	681,117
Red Cat Holdings, Inc. (b)	144,520	251,465
Research Frontiers, Inc. (a)(b)	118,594	236,002
RF Industries Ltd. (a)(b)	45,673	324,735
Richardson Electronics Ltd.	51,484	605,452
Rogers Corp. (a)	98,268	26,827,164
Sanmina Corp. (a)	341,312	13,577,391
ScanSource, Inc. (a)	136,114	4,298,480
Sigmatron International, Inc. (a)(b)	22,577	183,777
Smartrent, Inc. (a)(b)	468,487	3,021,741
Soluna Holdings, Inc. (a)(b)	40,648	432,495
Taitron Components, Inc. Class A (sub. vtg.)	12,619	46,186
TD SYNNEX Corp.	217,720	22,170,428
TTM Technologies, Inc. (a)	530,715	6,671,088
Universal Security Instruments, Inc. (a)(b)	12,034	46,451
Velodyne Lidar, Inc. (a)(b)	753,326	2,779,773
VerifyMe, Inc. (a)(b)	32,138	101,556
Vishay Intertechnology, Inc.	701,273	13,457,429
Vishay Precision Group, Inc. (a)	67,486	2,119,735
Vontier Corp.	892,662	21,691,687
Wayside Technology Group, Inc.	15,096	454,390
Wireless Telecom Group, Inc. (a)	115,181	207,326
Wrap Technologies, Inc. (a)(b)	132,933	288,465
		668,873,033
IT Services - 4.9%
Affirm Holdings, Inc. (a)(b)	743,039	31,088,752
AgileThought, Inc. Class A (a)(b)	64,365	334,698
ALJ Regional Holdings, Inc. (a)(b)	109,366	269,040
Alliance Data Systems Corp.	263,557	17,776,920
American Virtual Cloud Technologies, Inc. (a)(b)	293,393	282,567
Backblaze, Inc. Class A (b)	32,798	373,241
BigCommerce Holdings, Inc. (a)	319,660	8,279,194
Block, Inc. Class A (a)	2,598,326	331,286,565
BM Technologies, Inc. (a)(b)	80,238	765,471
Brightcove, Inc. (a)	224,146	1,676,612
Cantaloupe, Inc. (a)(b)	309,298	2,403,245
Cass Information Systems, Inc.	64,347	2,546,854
Cloudflare, Inc. (a)	1,442,876	167,979,624
Computer Task Group, Inc. (a)	75,181	692,417
Concentrix Corp.	225,943	45,163,746
Conduent, Inc. (a)	585,207	2,849,958
Crexendo, Inc.	7,104	31,187
CSG Systems International, Inc.	170,897	10,547,763
CSP, Inc. (a)	3,689	30,434
Cyxtera Technologies, Inc. Class A (a)	172,296	2,096,842
Data Storage Corp. (a)(b)	24,069	84,482
Digitalocean Holdings, Inc. (a)	96,157	5,704,033
Euronet Worldwide, Inc. (a)	278,884	35,761,295
EVERTEC, Inc.	314,269	12,683,897
EVO Payments, Inc. Class A (a)	253,350	6,108,269
Exela Technologies, Inc. (a)	827,271	535,244
ExlService Holdings, Inc. (a)	174,669	21,098,269
Fastly, Inc. Class A (a)(b)	572,954	10,656,944
Flywire Corp. (a)	61,776	1,671,659
Genpact Ltd.	909,115	38,037,372
GoDaddy, Inc. (a)	876,064	73,072,498
GreenBox POS (a)	96,708	328,807
Grid Dynamics Holdings, Inc. (a)	245,311	2,980,529
Hackett Group, Inc.	139,010	2,880,287
i3 Verticals, Inc. Class A (a)(b)	120,834	3,190,018
Information Services Group, Inc. (b)	198,663	1,414,481
Innodata, Inc. (a)	121,582	643,169
Inpixon (a)(b)	680,814	234,881
International Money Express, Inc. (a)	185,215	2,974,553
Kyndryl Holdings, Inc. (a)(b)	947,174	15,022,180
Limelight Networks, Inc. (a)(b)	707,364	2,765,793
Liveramp Holdings, Inc. (a)	363,641	15,694,746
Marqeta, Inc. Class A (b)	1,236,839	14,508,121
Maximus, Inc.	323,754	25,531,240
MoneyGram International, Inc. (a)	492,772	5,292,371
MongoDB, Inc. Class A (a)	348,725	133,209,463
Okta, Inc. (a)	778,207	142,287,368
Paya Holdings, Inc. (a)(b)	484,502	3,125,038
Paymentus Holdings, Inc. (a)(b)	69,113	1,592,364
Payoneer Global, Inc. (a)	1,051,779	5,069,575
Paysign, Inc. (a)(b)	191,197	414,897
Perficient, Inc. (a)	172,818	17,610,154
PFSweb, Inc. (a)(b)	93,038	1,053,190
Priority Technology Holdings, Inc. (a)(b)	33,551	176,478
Rackspace Technology, Inc. (a)(b)	341,389	3,799,660
Repay Holdings Corp. (a)(b)	399,212	6,894,391
Research Solutions, Inc. (a)	32,200	68,586
Sabre Corp. (a)(b)	1,395,539	15,253,241
ServiceSource International, Inc. (a)	431,982	574,536
Shift4 Payments, Inc. (a)(b)	259,856	13,681,418
Snowflake Computing, Inc. (a)	1,220,442	324,222,622
SolarWinds, Inc.	241,954	3,278,477
Squarespace, Inc. Class A (a)(b)	148,793	4,405,761
StarTek, Inc. (a)	59,598	261,039
Steel Connect, Inc. (a)	124,142	171,316
Switch, Inc. Class A	694,010	18,058,140
TaskUs, Inc.	146,143	4,197,227
The Glimpse Group, Inc. (b)	15,143	122,053
The OLB Group, Inc. (a)(b)	17,806	31,695
The Western Union Co.	2,114,668	38,444,664
Thoughtworks Holding, Inc. (b)	199,044	4,550,146
Toast, Inc. (b)	409,288	8,398,590
TSR, Inc. (a)	10,237	97,149
Ttec Holdings, Inc.	98,600	7,838,700
Tucows, Inc. (a)(b)	50,295	3,378,818
Twilio, Inc. Class A (a)	888,211	155,259,283
Unisys Corp. (a)	360,380	7,701,321
Usio, Inc. (a)	89,256	293,652
Verra Mobility Corp. (a)	676,015	11,357,052
WEX, Inc. (a)	236,935	39,925,917
WidePoint Corp. (a)(b)	42,670	180,067
		1,902,334,316
Semiconductors & Semiconductor Equipment - 3.3%
ACM Research, Inc. (a)(b)	66,432	5,475,325
AEHR Test Systems (a)	119,640	1,627,104
Allegro MicroSystems LLC (a)	288,652	8,275,653
Alpha & Omega Semiconductor Ltd. (a)	112,232	6,034,715
Ambarella, Inc. (a)	193,714	27,063,783
Amkor Technology, Inc.	526,646	11,939,065
Amtech Systems, Inc. (a)(b)	63,669	662,158
Atomera, Inc. (a)(b)	116,671	1,872,570
Axcelis Technologies, Inc. (a)	174,156	12,055,078
AXT, Inc. (a)	219,479	1,635,119
Azenta, Inc.	391,972	34,305,389
CEVA, Inc. (a)	122,281	4,985,396
Cirrus Logic, Inc. (a)	299,617	26,027,729
CMC Materials, Inc.	149,660	27,751,454
Cohu, Inc. (a)	257,335	8,023,705
CVD Equipment Corp. (a)	12,659	55,446
CyberOptics Corp. (a)	37,837	1,438,563
Diodes, Inc. (a)	236,018	21,144,853
Entegris, Inc.	713,510	93,098,785
Everspin Technologies, Inc. (a)(b)	77,276	779,715
First Solar, Inc. (a)	519,956	39,147,487
FormFactor, Inc. (a)	412,773	16,713,179
GSI Technology, Inc. (a)(b)	80,106	317,220
Ichor Holdings Ltd. (a)	151,444	5,335,372
Impinj, Inc. (a)(b)	99,056	6,810,100
indie Semiconductor, Inc. (a)(b)	287,701	2,258,453
Intest Corp. (a)	49,780	553,056
Kopin Corp. (a)(b)	418,197	1,104,040
Kulicke & Soffa Industries, Inc. (b)	327,756	17,121,973
Lattice Semiconductor Corp. (a)	722,951	45,271,192
MACOM Technology Solutions Holdings, Inc. (a)	255,890	15,378,989
Marvell Technology, Inc.	4,313,464	294,738,995
MaxLinear, Inc. Class A (a)	372,745	22,867,906
Meta Materials, Inc. (a)(b)	1,224,274	2,632,189
MKS Instruments, Inc.	291,594	43,914,056
Navitas Semiconductor Corp. (a)(b)	391,669	3,814,856
NeoPhotonics Corp. (a)	275,993	4,225,453
NVE Corp.	25,045	1,432,574
onsemi (a)	2,267,358	141,959,284
Onto Innovation, Inc. (a)	259,490	22,370,633
PDF Solutions, Inc. (a)	157,345	4,304,959
Peraso, Inc. (a)(b)	31,585	78,963
Photronics, Inc. (a)	323,234	5,953,970
Pixelworks, Inc. (a)(b)	250,526	819,220
Power Integrations, Inc.	317,327	28,559,430
QuickLogic Corp. (a)(b)	58,968	300,737
Rambus, Inc. (a)	573,503	15,484,581
Rubicon Technology, Inc. (a)	8,459	76,216
Semtech Corp. (a)	338,540	23,487,905
Silicon Laboratories, Inc. (a)	211,346	32,485,994
SiTime Corp. (a)	79,438	16,057,597
SkyWater Technology, Inc. (a)(b)	36,097	416,920
SMART Global Holdings, Inc. (a)	241,874	6,639,441
Summit Wireless Technologies, Inc. (a)(b)	73,605	89,798
SunPower Corp. (a)(b)	457,008	8,194,153
Synaptics, Inc. (a)	206,873	47,255,999
Trio-Tech International (a)(b)	7,747	52,292
Ultra Clean Holdings, Inc. (a)	238,066	10,905,803
Universal Display Corp.	228,835	35,448,830
Veeco Instruments, Inc. (a)(b)	267,198	7,633,847
Wolfspeed, Inc. (a)(b)	612,207	62,885,903
		1,289,351,170
Software - 11.3%
8x8, Inc. (a)	618,758	8,019,104
A10 Networks, Inc.	318,889	4,540,979
ACI Worldwide, Inc. (a)	624,176	20,922,380
Agilysys, Inc. (a)	106,685	4,483,971
Alarm.com Holdings, Inc. (a)	247,029	16,261,919
Alfi, Inc. (b)	19,411	46,586
Altair Engineering, Inc. Class A (a)	270,602	17,973,385
Alteryx, Inc. Class A (a)	316,191	19,698,699
American Software, Inc. Class A	165,457	3,635,090
Amplitude, Inc. (a)(b)	121,779	2,610,942
Anaplan, Inc. (a)	778,551	36,879,961
AppFolio, Inc. (a)	103,005	11,653,986
Appian Corp. Class A (a)(b)	211,336	12,883,043
AppLovin Corp. (a)(b)	144,700	8,404,176
Arteris, Inc. (b)	27,312	407,768
Asana, Inc. (a)(b)	427,720	23,434,779
Aspen Technology, Inc. (a)	352,144	53,670,267
Asure Software, Inc. (a)(b)	84,445	588,582
Auddia, Inc. (a)(b)	36,737	59,881
AudioEye, Inc. (a)(b)	29,417	176,796
Avalara, Inc. (a)	456,499	47,434,811
Avaya Holdings Corp. (a)	448,926	6,181,711
AvePoint, Inc. (a)(b)	466,377	2,630,366
AvidXchange Holdings, Inc. (b)	132,255	1,273,616
Aware, Inc. (a)	24,042	80,300
Benefitfocus, Inc. (a)(b)	155,301	1,565,434
Bentley Systems, Inc. Class B	966,473	37,102,898
Bill.Com Holdings, Inc. (a)	480,766	114,364,616
Bio-Key International, Inc. (a)(b)	63,586	140,525
Black Knight, Inc. (a)	817,395	45,929,425
Blackbaud, Inc. (a)(b)	219,486	13,715,680
Blackboxstocks, Inc. (a)(b)	15,053	24,386
BlackLine, Inc. (a)	285,083	21,469,601
Blend Labs, Inc. (b)	126,213	1,115,723
Bottomline Technologies, Inc. (a)	202,554	11,472,659
Box, Inc. Class A (a)	802,287	20,546,570
Bridgeline Digital, Inc. (a)(b)	30,797	57,282
BSQUARE Corp. (a)(b)	60,041	99,068
BTCS, Inc.	40,922	173,919
BTRS Holdings, Inc. (a)	421,891	2,573,535
C3.Ai, Inc. (a)(b)	378,817	8,493,077
CCC Intelligent Solutions Holdings, Inc. Class A (a)	330,815	3,592,651
CDK Global, Inc.	619,665	28,095,611
Cerence, Inc. (a)(b)	201,558	7,278,259
ChannelAdvisor Corp. (a)	161,541	2,899,661
Cipher Mining, Inc. (a)(b)	222,760	679,418
Cleanspark, Inc. (a)(b)	203,718	2,159,411
Clear Secure, Inc. (b)	74,018	1,993,305
Clearwater Analytics Holdings, Inc. (b)	180,367	3,583,892
CommVault Systems, Inc. (a)	239,511	15,067,637
Confluent, Inc. (b)	325,760	13,939,270
Consensus Cloud Solutions, Inc. (a)	86,638	4,822,271
CoreCard Corp. (a)(b)	35,768	1,152,445
Couchbase, Inc. (b)	51,650	1,088,266
Coupa Software, Inc. (a)	392,010	47,437,130
Crowdstrike Holdings, Inc. (a)	1,084,700	211,744,287
CS Disco, Inc. (b)	65,578	2,477,537
Cyngn, Inc. (b)	25,270	45,486
Datadog, Inc. Class A (a)	1,354,444	218,214,473
DatChat, Inc. (a)(b)	42,767	92,804
Datto Holding Corp. (a)(b)	137,308	3,221,246
Digimarc Corp. (a)(b)	68,836	2,074,029
Digital Turbine, Inc. (a)	469,858	22,778,716
DocuSign, Inc. (a)	1,038,206	122,954,737
Dolby Laboratories, Inc. Class A	342,649	25,732,940
Domo, Inc. Class B (a)	156,688	6,972,616
Dropbox, Inc. Class A (a)	1,487,446	33,750,150
Duck Creek Technologies, Inc. (a)(b)	403,558	9,475,542
Duos Technologies Group, Inc. (a)(b)	2,422	14,144
Dynatrace, Inc. (a)	1,040,330	46,211,459
E2open Parent Holdings, Inc. (a)(b)	938,840	8,430,783
Ebix, Inc.	124,864	3,684,737
eGain Communications Corp. (a)	119,757	1,411,935
Elastic NV (a)	383,897	33,264,675
Embark Technology, Inc. (a)(b)	1,075,488	4,904,225
Enfusion, Inc. Class A	96,119	1,594,614
Envestnet, Inc. (a)	290,209	21,713,437
Everbridge, Inc. (a)	221,886	8,768,935
EverCommerce, Inc.	106,168	1,271,893
Evolving Systems, Inc. (a)	38,879	73,870
Expensify, Inc.	48,667	997,674
Fair Isaac Corp. (a)	144,094	67,895,652
Five9, Inc. (a)	360,435	39,647,850
ForgeRock, Inc. (b)	66,818	989,575
Freshworks, Inc. (b)	180,119	3,299,780
GitLab, Inc. (b)	54,483	3,174,724
Greenidge Generation Holdings, Inc. (a)	41,750	399,965
GSE Systems, Inc. (a)	32,533	41,642
GTY Technology Holdings, Inc. (a)(b)	250,258	1,111,146
Guidewire Software, Inc. (a)	439,785	38,767,048
HubSpot, Inc. (a)	236,546	124,186,650
Informatica, Inc. (b)	157,969	3,184,655
Intapp, Inc.	57,996	1,337,388
InterDigital, Inc.	161,394	10,397,001
Intrusion, Inc. (a)(b)	73,310	262,450
Inuvo, Inc. (a)(b)	483,368	223,799
Ipsidy, Inc. (a)(b)	106,662	527,977
IronNet, Inc. Class A (a)(b)	175,957	819,960
Issuer Direct Corp. (a)	16,252	458,956
Jamf Holding Corp. (a)(b)	288,586	9,872,527
Kaltura, Inc. (b)	80,573	180,484
Kaspien Holdings, Inc. (a)(b)	3,780	29,484
KnowBe4, Inc. (a)	223,963	4,510,615
Latch, Inc. (a)(b)	501,210	2,069,997
LivePerson, Inc. (a)	352,877	7,156,346
Livevox Holdings, Inc. (a)(b)	92,342	463,557
Mandiant, Inc. (a)	1,291,795	25,577,541
Manhattan Associates, Inc. (a)	332,689	44,473,866
Marathon Digital Holdings, Inc. (a)(b)	533,272	13,518,445
Marin Software, Inc. (a)(b)	72,957	226,167
Matterport, Inc. (a)(b)	983,594	7,288,432
McAfee Corp.	394,527	10,253,757
MeridianLink, Inc.	75,610	1,480,444
MicroStrategy, Inc. Class A (a)(b)	44,942	19,909,306
Mimecast Ltd. (a)	324,789	25,830,469
Mitek Systems, Inc. (a)(b)	244,405	3,631,858
Model N, Inc. (a)(b)	174,966	4,302,414
Momentive Global, Inc. (a)	690,985	10,862,284
N-able, Inc. (a)	358,099	4,143,205
nCino, Inc. (a)(b)	303,838	13,955,279
NCR Corp. (a)	696,076	28,205,000
NetSol Technologies, Inc. (a)	62,535	248,889
New Relic, Inc. (a)	291,164	19,286,703
Nextnav, Inc. (a)(b)	107,213	651,855
Nuance Communications, Inc. (a)	1,402,365	77,859,305
Nutanix, Inc. Class A (a)	1,120,798	29,925,307
NXT-ID, Inc. (a)(b)	52,799	134,637
Oblong, Inc. (a)	73,548	55,882
Olo, Inc. (a)(b)	305,477	4,463,019
ON24, Inc. (a)	56,042	874,255
Onespan, Inc. (a)	179,020	2,466,896
Pagerduty, Inc. (a)	418,254	14,145,350
Palantir Technologies, Inc. (a)	8,447,265	100,100,090
Palo Alto Networks, Inc. (a)	516,051	306,663,307
Park City Group, Inc. (a)(b)	67,939	434,130
Paycor HCM, Inc. (b)	167,670	4,706,497
Paylocity Holding Corp. (a)	209,034	44,407,183
Pegasystems, Inc.	215,844	18,804,329
Phunware, Inc. (a)(b)	385,882	1,153,787
Ping Identity Holding Corp. (a)	322,280	6,780,771
Progress Software Corp.	230,116	10,143,513
PROS Holdings, Inc. (a)	213,226	6,776,322
Q2 Holdings, Inc. (a)	302,448	19,674,242
Qualtrics International, Inc.	408,402	12,386,833
Qualys, Inc. (a)	175,661	22,012,080
Quantum Computing, Inc. (a)(b)	99,526	272,701
Qumu Corp. (a)	75,054	143,353
Rapid7, Inc. (a)	300,034	31,041,518
RealNetworks, Inc. (a)	166,573	108,272
Rekor Systems, Inc. (a)(b)	198,748	940,078
Rimini Street, Inc. (a)	174,538	790,657
RingCentral, Inc. (a)	433,376	56,702,916
Riot Blockchain, Inc. (a)(b)	453,642	7,816,252
SailPoint Technologies Holding, Inc. (a)	494,599	20,461,561
SeaChange International, Inc. (a)(b)	236,071	304,532
SecureWorks Corp. (a)	52,150	801,546
Semrush Holdings, Inc. (b)	90,625	1,351,219
SentinelOne, Inc.	225,808	9,371,032
ShotSpotter, Inc. (a)(b)	45,526	1,169,108
SilverSun Technologies, Inc. (A Shares)	17,012	60,903
Smartsheet, Inc. (a)	671,660	35,712,162
Smith Micro Software, Inc. (a)(b)	243,505	1,012,981
Splunk, Inc. (a)	852,955	100,733,986
Sprinklr, Inc. (b)	99,066	1,188,792
Sprout Social, Inc. (a)	242,558	15,792,951
SPS Commerce, Inc. (a)	189,885	24,656,567
SRAX, Inc. (a)	117,088	521,042
SRAX, Inc. rights 12/31/20 (a)(d)	34,667	6,240
SS&C Technologies Holdings, Inc.	1,161,197	87,054,939
Stronghold Digital Mining, Inc. Class A	36,819	464,288
Sumo Logic, Inc. (a)	484,041	5,827,854
Synchronoss Technologies, Inc. (a)	449,017	722,917
Telos Corp. (a)	199,873	2,282,550
Tenable Holdings, Inc. (a)	486,377	26,925,831
Teradata Corp. (a)(b)	573,389	28,663,716
TeraWulf, Inc. (a)(b)	5,763	67,312
TeraWulf, Inc. rights (a)(d)	5,763	0
The Trade Desk, Inc. (a)	2,297,010	195,980,893
UiPath, Inc. Class A (a)(b)	1,363,965	47,343,225
Unity Software, Inc. (a)	844,227	89,867,964
Upland Software, Inc. (a)	149,517	2,819,891
Varonis Systems, Inc. (a)(b)	580,186	25,296,110
Verb Technology Co., Inc. (a)(b)	352,790	416,292
Verint Systems, Inc. (a)	341,179	17,137,421
Veritone, Inc. (a)(b)	170,377	2,869,149
Vertex, Inc. Class A (a)	146,405	2,039,422
Viant Technology, Inc.	77,185	635,233
VirnetX Holding Corp. (a)(b)	334,264	608,360
VMware, Inc. Class A (a)	1,052,284	123,453,959
Vonage Holdings Corp. (a)	1,324,257	26,908,902
Workday, Inc. Class A (a)	1,005,849	230,389,713
Workiva, Inc. (a)	239,158	25,183,337
Xperi Holding Corp.	560,804	9,713,125
Yext, Inc. (a)	634,712	4,709,563
Zendesk, Inc. (a)	637,456	74,371,992
Zeta Global Holdings Corp. (b)	123,709	1,609,454
Zoom Video Communications, Inc. Class A (a)	1,142,027	151,432,780
Zscaler, Inc. (a)	416,678	99,648,544
Zuora, Inc. (a)	614,825	9,333,044
		4,352,024,693
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (a)(b)	677,303	12,069,539
Astro-Med, Inc. (a)	35,848	537,720
Avid Technology, Inc. (a)	189,486	5,961,230
Boxlight Corp. (a)(b)	262,027	301,331
Corsair Gaming, Inc. (a)(b)	81,446	1,879,774
CPI Card Group (a)(b)	18,366	238,758
Dell Technologies, Inc.	1,488,583	75,858,190
Diebold Nixdorf, Inc. (a)	302,527	2,631,985
Eastman Kodak Co. (a)(b)	399,797	1,907,032
Immersion Corp. (a)(b)	162,218	863,000
Intevac, Inc. (a)	144,334	747,650
IonQ, Inc. (a)(b)	612,765	9,791,985
Moving Image Technologies, Inc. (b)	172,332	239,541
One Stop Systems, Inc. (a)(b)	70,320	291,828
Pure Storage, Inc. Class A (a)	1,427,044	37,017,521
Quantum Corp. (a)(b)	296,642	771,269
Socket Mobile, Inc. (a)(b)	29,582	117,145
Sonim Technologies, Inc. (a)(b)	44,987	27,082
Super Micro Computer, Inc. (a)	234,359	9,207,965
Transact Technologies, Inc. (a)	30,061	270,850
Turtle Beach Corp. (a)(b)	92,133	2,190,001
Xerox Holdings Corp.	780,803	15,389,627
		178,311,023

TOTAL INFORMATION TECHNOLOGY		8,636,109,016

MATERIALS - 4.1%
Chemicals - 1.7%
Advanced Emissions Solutions, Inc. (a)(b)	96,705	594,736
AdvanSix, Inc.	149,114	5,973,507
AgroFresh Solutions, Inc. (a)(b)	114,670	230,487
American Vanguard Corp.	142,946	2,154,196
Amyris, Inc. (a)(b)	962,154	4,387,422
Ashland Global Holdings, Inc.	298,268	27,524,171
Avient Corp.	486,541	25,489,883
Axalta Coating Systems Ltd. (a)	1,135,325	30,699,188
Balchem Corp.	170,215	23,547,543
Cabot Corp.	298,065	21,806,435
Chase Corp.	39,047	3,585,686
Core Molding Technologies, Inc. (a)	33,917	291,008
Crown ElectroKinetics Corp. (a)(b)	73,156	141,923
Danimer Scientific, Inc. (a)(b)	66,258	263,707
Diversey Holdings Ltd. (a)	259,755	2,485,855
Ecovyst, Inc.	275,690	3,013,292
Element Solutions, Inc.	1,155,248	28,395,996
Ferro Corp. (a)	421,046	9,149,330
Flotek Industries, Inc. (a)	330,605	469,459
FutureFuel Corp.	143,532	1,056,396
GCP Applied Technologies, Inc. (a)	286,474	9,046,849
H.B. Fuller Co.	278,722	19,056,223
Hawkins, Inc.	103,295	4,675,132
Huntsman Corp.	1,086,430	43,935,229
Ingevity Corp. (a)	205,876	14,046,919
Innospec, Inc.	129,811	12,396,951
Intrepid Potash, Inc. (a)	51,478	2,928,583
Koppers Holdings, Inc.	112,672	3,225,799
Kraton Performance Polymers, Inc. (a)	168,670	7,784,121
Kronos Worldwide, Inc.	121,549	1,790,417
Livent Corp. (a)(b)	855,676	20,151,170
Loop Industries, Inc. (a)(b)	119,036	826,110
LSB Industries, Inc. (b)	153,873	2,662,003
Marrone Bio Innovations, Inc. (a)(b)	580,260	399,973
Minerals Technologies, Inc.	172,406	12,066,696
NewMarket Corp.	35,953	11,424,425
Northern Technologies International Corp.	39,977	511,706
Olin Corp.	754,320	38,855,023
Origin Materials, Inc. Class A (a)(b)	650,454	3,375,856
Orion Engineered Carbons SA	318,560	4,950,422
PureCycle Technologies, Inc. (a)	422,111	2,937,893
Quaker Houghton	70,815	13,143,972
Rayonier Advanced Materials, Inc. (a)	346,726	2,035,282
RPM International, Inc.	681,088	57,599,612
Sensient Technologies Corp.	219,199	18,002,814
Stepan Co.	110,708	11,471,563
The Chemours Co. LLC	858,980	23,707,848
The Scotts Miracle-Gro Co. Class A	215,288	30,153,237
Trecora Resources (a)(b)	108,517	962,546
Tredegar Corp.	135,194	1,556,083
Trinseo PLC	206,032	10,705,423
Tronox Holdings PLC	604,285	12,266,986
Valhi, Inc.	13,060	332,638
Valvoline, Inc.	949,525	30,698,143
Westlake Corp.	173,656	19,155,993
Zymergen, Inc. (a)(b)	94,933	363,593
		640,463,453
Construction Materials - 0.1%
Eagle Materials, Inc.	215,828	29,531,745
Forterra, Inc. (a)	153,084	3,606,659
Smith-Midland Corp. (a)(b)	22,347	532,082
Summit Materials, Inc. (a)	625,444	19,526,362
United States Lime & Minerals, Inc.	11,610	1,364,523
		54,561,371
Containers & Packaging - 0.7%
Aptargroup, Inc.	346,907	42,281,025
Berry Global Group, Inc. (a)	712,807	43,231,745
Crown Holdings, Inc.	673,644	82,635,909
Graphic Packaging Holding Co.	1,493,060	30,727,175
Greif, Inc.:
Class A	133,652	7,683,653
Class B	36,702	2,089,078
Myers Industries, Inc.	189,822	3,154,842
O-I Glass, Inc. (a)	832,911	10,644,603
Pactiv Evergreen, Inc.	219,377	2,110,407
Ranpak Holdings Corp. (A Shares) (a)(b)	213,206	5,159,585
Silgan Holdings, Inc.	436,826	18,294,273
Sonoco Products Co.	517,538	30,389,831
TriMas Corp.	228,736	7,436,207
UFP Technologies, Inc. (a)	37,173	2,570,141
		288,408,474
Metals & Mining - 1.4%
Alcoa Corp.	984,922	74,204,023
Allegheny Technologies, Inc. (a)	671,460	17,283,380
Alpha Metallurgical Resources (a)	91,557	8,677,772
Ampco-Pittsburgh Corp. (a)(b)	61,724	374,047
Arconic Corp. (a)	565,861	17,371,933
Carpenter Technology Corp.	255,891	9,823,655
Century Aluminum Co. (a)	266,077	6,284,739
Cleveland-Cliffs, Inc. (a)	2,396,976	53,596,383
Coeur d'Alene Mines Corp. (a)(b)	1,373,660	5,906,738
Commercial Metals Co.	631,806	24,356,121
Compass Minerals International, Inc.	179,424	10,517,835
Comstock Mining, Inc. (a)(b)	319,171	465,990
Friedman Industries	35,132	275,435
Gatos Silver, Inc. (a)	244,519	824,029
Gold Resource Corp.	379,229	614,351
Golden Minerals Co. (a)(b)	543,934	255,595
Haynes International, Inc.	67,408	2,464,436
Hecla Mining Co.	2,853,781	16,437,779
Hycroft Mining Holding Corp. (a)(b)	196,162	60,830
Kaiser Aluminum Corp.	83,483	8,056,110
Materion Corp.	108,317	9,049,885
McEwen Mining, Inc. (a)(b)	1,884,537	1,492,742
MP Materials Corp. (a)(b)	396,996	18,110,958
Olympic Steel, Inc.	48,950	1,310,392
Paramount Gold Nevada Corp. (a)(b)	22,322	13,728
Piedmont Lithium, Inc. (a)(b)	84,992	4,466,330
Ramaco Resources, Inc.	55,585	816,544
Reliance Steel & Aluminum Co.	327,946	62,595,053
Royal Gold, Inc.	345,602	41,907,699
Ryerson Holding Corp.	90,246	2,357,226
Schnitzer Steel Industries, Inc. Class A	138,324	6,729,463
Solitario Exploration & Royalty Corp. (a)(b)	221,496	132,898
Steel Dynamics, Inc.	988,250	69,750,685
SunCoke Energy, Inc.	437,241	3,467,321
Synalloy Corp. (a)	39,118	625,106
TimkenSteel Corp. (a)(b)	218,088	3,932,127
U.S. Antimony Corp. (a)(b)	404,248	196,060
U.S. Gold Corp. (a)	34,003	238,021
United States Steel Corp. (b)	1,420,396	38,648,975
Universal Stainless & Alloy Products, Inc. (a)	45,610	454,276
Warrior Metropolitan Coal, Inc.	273,704	8,621,676
Worthington Industries, Inc.	170,279	9,709,309
		542,477,655
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)(b)	88,311	2,546,006
Glatfelter Corp.	235,138	3,230,796
Louisiana-Pacific Corp.	462,940	33,308,533
Mercer International, Inc. (SBI)	219,224	2,931,025
Neenah, Inc.	89,407	3,482,403
Resolute Forest Products	252,421	3,147,690
Schweitzer-Mauduit International, Inc.	168,359	5,256,168
Sylvamo Corp. (a)(b)	186,178	6,497,612
Verso Corp.	129,897	3,443,569
		63,843,802

TOTAL MATERIALS		1,589,754,755

REAL ESTATE - 7.5%
Equity Real Estate Investment Trusts (REITs) - 6.8%
Acadia Realty Trust (SBI)	466,093	9,993,034
Agree Realty Corp.	376,644	24,161,713
Alexander & Baldwin, Inc.	389,892	8,745,278
Alexanders, Inc.	12,024	3,047,122
Alpine Income Property Trust, Inc.	57,060	1,093,840
American Assets Trust, Inc.	280,821	10,266,816
American Campus Communities, Inc.	738,323	39,729,161
American Homes 4 Rent Class A	1,504,382	57,181,560
Americold Realty Trust	1,416,028	37,836,268
Apartment Income (REIT) Corp.	829,060	42,787,787
Apartment Investment & Management Co. Class A (a)	823,529	5,879,997
Apple Hospitality (REIT), Inc.	1,131,214	20,011,176
Armada Hoffler Properties, Inc.	340,334	4,996,103
Ashford Hospitality Trust, Inc. (a)	83,715	720,786
Bluerock Residential Growth (REIT), Inc.	139,199	3,695,733
Braemar Hotels & Resorts, Inc. (a)(b)	325,099	1,937,590
Brandywine Realty Trust (SBI)	918,348	12,241,579
Brixmor Property Group, Inc.	1,575,309	39,571,762
Broadstone Net Lease, Inc.	870,838	18,862,351
BRT Apartments Corp.	65,614	1,444,164
Camden Property Trust (SBI)	538,486	88,909,423
CareTrust (REIT), Inc.	516,499	9,038,733
CatchMark Timber Trust, Inc.	288,012	2,206,172
Cedar Realty Trust, Inc.	66,720	1,601,947
Centerspace	77,822	7,314,490
Chatham Lodging Trust (a)	267,938	3,684,148
CIM Commercial Trust Corp.	112,340	871,758
City Office REIT, Inc.	234,226	4,033,372
Clipper Realty, Inc.	81,419	775,109
Community Healthcare Trust, Inc.	132,943	5,543,723
CorEnergy Infrastructure Trust, Inc. (b)	90,296	277,209
CorePoint Lodging, Inc. (a)	43,193	689,792
Corporate Office Properties Trust (SBI)	595,169	15,599,379
Cousins Properties, Inc.	794,883	30,706,330
CTO Realty Growth, Inc.	32,653	2,047,017
CubeSmart	1,145,373	55,218,432
CyrusOne, Inc.	669,823	60,518,508
DiamondRock Hospitality Co. (a)	1,139,929	10,886,322
Digitalbridge Group, Inc. (a)(b)	2,738,539	19,854,408
Diversified Healthcare Trust (SBI)	1,349,730	3,887,222
Douglas Emmett, Inc.	935,613	29,658,932
Easterly Government Properties, Inc.	461,621	9,610,949
EastGroup Properties, Inc.	215,013	41,015,880
Empire State Realty Trust, Inc.	750,770	7,102,284
EPR Properties	397,373	19,789,175
Equity Commonwealth (a)	631,457	16,777,812
Equity Lifestyle Properties, Inc.	902,344	67,332,909
Essential Properties Realty Trust, Inc.	656,787	16,603,575
Farmland Partners, Inc.	153,141	1,787,155
First Industrial Realty Trust, Inc.	687,757	39,601,048
Four Corners Property Trust, Inc.	414,556	10,935,987
Franklin Street Properties Corp.	546,504	3,158,793
Gaming & Leisure Properties	1,198,553	54,426,292
Getty Realty Corp.	221,887	6,112,987
Gladstone Commercial Corp.	205,586	4,356,367
Gladstone Land Corp.	164,002	4,902,020
Global Medical REIT, Inc.	351,739	5,522,302
Global Net Lease, Inc.	558,399	7,934,850
Global Self Storage, Inc.	93,814	534,740
Healthcare Realty Trust, Inc.	783,249	20,427,134
Healthcare Trust of America, Inc.	1,171,450	34,428,916
Hersha Hospitality Trust (a)	191,762	1,769,963
Highwoods Properties, Inc. (SBI)	556,627	24,268,937
Hudson Pacific Properties, Inc.	805,125	21,255,300
Independence Realty Trust, Inc.	556,552	14,064,069
Indus Realty Trust, Inc. (b)	33,897	2,580,918
Industrial Logistics Properties Trust	354,758	7,935,936
InnSuites Hospitality Trust	27,718	108,655
InvenTrust Properties Corp.	358,374	9,299,805
Invitation Homes, Inc.	3,149,042	119,033,788
iStar Financial, Inc.	372,735	9,363,103
JBG SMITH Properties	606,819	16,189,931
Kilroy Realty Corp.	556,052	39,824,444
Kite Realty Group Trust	1,178,757	25,850,141
Lamar Advertising Co. Class A	458,422	49,995,503
Life Storage, Inc.	432,499	54,750,048
LTC Properties, Inc.	212,868	7,201,324
LXP Industrial Trust (REIT)	1,497,602	23,152,927
Medalist Diversified (REIT), Inc.	214,119	233,390
Medical Properties Trust, Inc.	3,163,870	64,353,116
National Health Investors, Inc.	246,236	13,126,841
National Retail Properties, Inc.	935,411	39,857,863
National Storage Affiliates Trust	435,698	25,388,122
Necessity Retail (REIT), Inc./The	684,495	4,818,845
NETSTREIT Corp. (b)	225,897	5,001,360
New York City REIT, Inc. (b)	69,406	805,804
NexPoint Residential Trust, Inc.	123,663	10,507,645
Office Properties Income Trust	233,491	5,848,950
Omega Healthcare Investors, Inc.	1,287,351	36,264,678
One Liberty Properties, Inc.	93,803	2,725,915
Orion Office (REIT), Inc. (a)(b)	287,353	4,893,622
Outfront Media, Inc.	780,413	20,837,027
Paramount Group, Inc.	929,043	10,395,991
Park Hotels & Resorts, Inc. (a)	1,324,114	24,946,308
Pebblebrook Hotel Trust	706,137	15,895,144
Pennsylvania Real Estate Investment Trust (SBI) (a)(b)	325,372	302,563
Phillips Edison & Co., Inc.	112,298	3,629,471
Physicians Realty Trust	1,191,785	19,378,424
Piedmont Office Realty Trust, Inc. Class A	650,072	11,077,227
Plymouth Industrial REIT, Inc.	191,794	5,001,988
Postal Realty Trust, Inc.	75,685	1,320,703
Potlatch Corp.	360,020	19,765,098
Preferred Apartment Communities, Inc. Class A	283,567	7,162,902
PS Business Parks, Inc.	106,984	17,041,481
Rayonier, Inc.	761,481	30,230,796
Retail Opportunity Investments Corp.	659,248	11,971,944
Retail Value, Inc.	100,540	311,674
Rexford Industrial Realty, Inc.	805,341	56,478,564
RLJ Lodging Trust	907,815	12,700,332
RPT Realty	455,682	5,901,082
Ryman Hospitality Properties, Inc. (a)	294,114	25,914,385
Sabra Health Care REIT, Inc.	1,215,110	16,318,927
Safehold, Inc.	79,979	4,907,511
Saul Centers, Inc.	78,435	3,610,363
Seritage Growth Properties (a)(b)	147,841	1,506,500
Service Properties Trust	715,104	6,171,348
SITE Centers Corp.	739,643	11,501,449
SL Green Realty Corp.	360,605	28,675,310
Sotherly Hotels, Inc. (a)	67,520	158,672
Spirit Realty Capital, Inc.	659,188	30,566,548
Stag Industrial, Inc.	936,140	36,472,014
Store Capital Corp.	1,312,128	40,308,572
Summit Hotel Properties, Inc. (a)	596,974	5,904,073
Sun Communities, Inc.	612,650	110,889,650
Sunstone Hotel Investors, Inc. (a)	1,176,016	12,442,249
Tanger Factory Outlet Centers, Inc.	555,082	9,258,768
Terreno Realty Corp.	402,364	27,678,620
The Macerich Co.	1,126,824	17,240,407
UMH Properties, Inc.	258,024	5,950,033
Uniti Group, Inc.	1,252,972	16,251,047
Universal Health Realty Income Trust (SBI)	67,235	3,839,791
Urban Edge Properties	592,230	10,790,431
Urstadt Biddle Properties, Inc. Class A	181,100	3,410,113
Veris Residential, Inc. (a)	433,597	7,327,789
VICI Properties, Inc.	3,325,612	92,984,112
Washington REIT (SBI)	442,670	10,340,771
Wheeler REIT, Inc. (a)	41,732	83,047
Whitestone REIT Class B	243,703	2,870,821
WP Carey, Inc.	980,822	75,915,623
Xenia Hotels & Resorts, Inc. (a)	617,154	11,442,035
		2,615,438,062
Real Estate Management & Development - 0.7%
Alset Ehome International, Inc. (a)	56,198	19,563
Altisource Asset Management Corp. (a)(d)	2,426	46,773
Altisource Portfolio Solutions SA (a)(b)	70,562	891,198
American Realty Investments, Inc. (a)(b)	22,049	287,960
Amrep Corp. (a)	3,721	44,429
Comstock Holding Companies, Inc. (a)	13,924	64,190
Cushman & Wakefield PLC (a)	797,957	17,491,217
Doma Holdings, Inc. Class A (a)	946,252	2,517,030
Douglas Elliman, Inc. (a)	347,510	2,620,225
eXp World Holdings, Inc.	354,856	9,488,849
Fathom Holdings, Inc. (a)	26,733	342,984
Forestar Group, Inc. (a)	112,400	2,058,044
FRP Holdings, Inc. (a)	34,185	1,980,337
Howard Hughes Corp. (a)	218,559	20,889,869
InterGroup Corp. (a)(b)	1,743	95,342
J.W. Mays, Inc. (a)	15	602
Jones Lang LaSalle, Inc. (a)	265,421	65,351,959
Kennedy-Wilson Holdings, Inc.	628,861	13,922,983
Marcus & Millichap, Inc.	133,337	6,630,849
Maui Land & Pineapple, Inc. (a)	29,790	304,156
Newmark Group, Inc.	872,132	15,419,294
Offerpad Solutions, Inc. (a)(b)	378,402	1,941,202
Opendoor Technologies, Inc. (a)	2,046,517	17,088,417
Rafael Holdings, Inc. (a)(b)	55,256	174,056
RE/MAX Holdings, Inc.	108,147	3,205,477
Realogy Holdings Corp. (a)	505,197	9,184,481
Redfin Corp. (a)(b)	595,742	12,885,899
Stratus Properties, Inc. (a)	41,910	1,600,543
Tejon Ranch Co. (a)	126,930	2,155,271
The RMR Group, Inc.	81,484	2,374,444
The St. Joe Co.	174,133	9,408,406
Transcontinental Realty Investors, Inc. (a)	2,197	84,365
Trinity Place Holdings, Inc. (a)(b)	42,645	80,173
Zillow Group, Inc.:
Class A (a)	360,392	20,639,650
Class C (a)(b)	742,997	42,737,187
		284,027,424

TOTAL REAL ESTATE		2,899,465,486

UTILITIES - 2.1%
Electric Utilities - 0.8%
Allete, Inc.	278,168	17,507,894
Avangrid, Inc. (b)	367,293	16,480,437
Genie Energy Ltd. Class B	109,740	675,998
Hawaiian Electric Industries, Inc.	535,565	21,947,454
IDACORP, Inc.	267,772	27,834,899
MGE Energy, Inc.	195,117	14,052,326
OGE Energy Corp.	1,050,464	39,444,923
Otter Tail Corp.	221,116	13,678,236
PG&E Corp. (a)	7,957,301	90,474,512
PNM Resources, Inc.	453,629	20,490,422
Portland General Electric Co.	480,785	24,409,454
Via Renewables, Inc. Class A,	64,561	719,855
		287,716,410
Gas Utilities - 0.5%
Chesapeake Utilities Corp.	94,794	12,602,862
National Fuel Gas Co.	475,886	29,619,145
New Jersey Resources Corp.	514,550	22,444,671
Northwest Natural Holding Co.	165,578	8,611,712
ONE Gas, Inc.	279,755	23,244,843
RGC Resources, Inc. (b)	49,775	1,093,557
South Jersey Industries, Inc.	594,213	20,161,647
Southwest Gas Corp.	322,774	22,897,588
Spire, Inc.	269,767	18,104,063
UGI Corp.	1,094,176	42,060,125
		200,840,213
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc.:
Class A	178,893	5,472,337
Class C	427,036	14,263,002
Montauk Renewables, Inc. (a)(b)	308,463	3,189,507
Ormat Technologies, Inc. (b)	237,971	16,979,231
Sunnova Energy International, Inc. (a)	502,606	10,127,511
Vistra Corp.	2,539,156	57,943,540
		107,975,128
Multi-Utilities - 0.2%
Avista Corp.	372,745	16,635,609
Black Hills Corp.	340,235	23,813,048
MDU Resources Group, Inc.	1,074,347	28,760,269
NorthWestern Energy Corp.	274,103	16,577,749
Unitil Corp.	84,192	4,250,854
		90,037,529
Water Utilities - 0.3%
American States Water Co.	193,799	16,310,124
Artesian Resources Corp. Class A	44,686	2,077,005
Cadiz, Inc. (a)(b)	189,994	493,984
California Water Service Group	275,872	15,705,393
Essential Utilities, Inc.	1,207,686	56,894,087
Global Water Resources, Inc.	43,295	660,249
Middlesex Water Co.	91,615	9,160,584
Pure Cycle Corp. (a)(b)	113,176	1,341,136
SJW Corp.	146,121	9,530,012
York Water Co.	71,470	3,206,859
		115,379,433

TOTAL UTILITIES		801,948,713

TOTAL COMMON STOCKS
(Cost $28,649,420,230)		38,685,281,245

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%	86	2,027
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Meta Materials, Inc. (a)	454,218	881,183
Software - 0.0%
SRAX, Inc. (d)	117,390	5,870

TOTAL INFORMATION TECHNOLOGY		887,053

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $104,025)		889,080
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 4% 6/15/23 (Cost $43,000)(e)	43,000	42,156
	Shares	Value

Money Market Funds - 8.3%
Fidelity Cash Central Fund 0.07% (f)	182,438,230	182,474,717
Fidelity Securities Lending Cash Central Fund 0.07% (f)(g)	3,042,097,653	3,042,401,863
TOTAL MONEY MARKET FUNDS
(Cost $3,224,876,580)		3,224,876,580
TOTAL INVESTMENT IN SECURITIES - 108.2%
(Cost $31,874,443,835)		41,911,089,061
NET OTHER ASSETS (LIABILITIES) - (8.2)%		(3,178,843,754)
NET ASSETS - 100%		$38,732,245,307

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	294	March 2022	$30,054,150	$1,129,638	$1,129,638
CME E-mini S&P MidCap 400 Index Contracts (United States)	77	March 2022	20,466,600	731,782	731,782
TOTAL FUTURES CONTRACTS					$1,861,420

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Level 3 security

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$232,870,377	$8,404,337,538	$8,454,733,198	$63,644	$--	$--	$182,474,717	0.3%
Fidelity Securities Lending Cash Central Fund 0.07%	2,631,791,083	11,889,751,593	11,479,140,813	33,199,349	--	--	3,042,401,863	8.0%
Total	$2,864,661,460	$20,294,089,131	$19,933,874,011	$33,262,993	$--	$--	$3,224,876,580

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Stran & Co., Inc. unit	$--	$130,436	$--	$--	$--	$(93,955)	$36,481
Total	$--	$130,436	$--	$--	$--	$(93,955)	$36,481

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,677,605,889	$1,677,479,025	$--	$126,864
Consumer Discretionary	4,515,190,172	4,515,177,681	--	12,491
Consumer Staples	1,145,017,698	1,144,989,414	28,284	--
Energy	1,337,411,142	1,337,411,142	--	--
Financials	5,942,852,720	5,942,852,720	--	--
Health Care	4,827,282,891	4,825,827,795	97	1,454,999
Industrials	5,312,644,790	5,312,614,412	--	30,378
Information Technology	8,636,996,069	8,636,983,959	--	12,110
Materials	1,589,754,755	1,589,754,755	--	--
Real Estate	2,899,465,486	2,899,418,713	--	46,773
Utilities	801,948,713	801,948,713	--	--
Corporate Bonds	42,156	--	42,156	--
Money Market Funds	3,224,876,580	3,224,876,580	--	--
Total Investments in Securities:	$41,911,089,061	$41,909,334,909	$70,537	$1,683,615
Derivative Instruments:
Assets
Futures Contracts	$1,861,420	$1,861,420	$--	$--
Total Assets	$1,861,420	$1,861,420	$--	$--
Total Derivative Instruments:	$1,861,420	$1,861,420	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,861,420	$0
Total Equity Risk	1,861,420	0
Total Value of Derivatives	$1,861,420	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022
Assets
Investment in securities, at value (including securities loaned of $3,030,180,291) — See accompanying schedule: Unaffiliated issuers (cost $28,649,436,819)	$38,686,176,000
Fidelity Central Funds (cost $3,224,876,580)	3,224,876,580
Other affiliated issuers (cost $130,436)	36,481
Total Investment in Securities (cost $31,874,443,835)		$41,911,089,061
Segregated cash with brokers for derivative instruments		4,038,000
Cash		10,799,323
Receivable for investments sold		6,633,440
Receivable for fund shares sold		35,062,723
Dividends receivable		18,158,334
Interest receivable		359
Distributions receivable from Fidelity Central Funds		3,072,604
Receivable for daily variation margin on futures contracts		102,379
Other receivables		569,553
Total assets		41,989,525,776
Liabilities
Payable for investments purchased	$143,356,701
Payable for fund shares redeemed	69,616,083
Accrued management fee	1,129,808
Other payables and accrued expenses	537,861
Collateral on securities loaned	3,042,640,016
Total liabilities		3,257,280,469
Net Assets		$38,732,245,307
Net Assets consist of:
Paid in capital		$28,853,591,646
Total accumulated earnings (loss)		9,878,653,661
Net Assets		$38,732,245,307
Net Asset Value, offering price and redemption price per share ($38,732,245,307 ÷ 494,007,624 shares)		$78.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2022
Investment Income
Dividends		$363,532,605
Interest		6,262
Income from Fidelity Central Funds (including $33,199,349 from security lending)		33,262,993
Total income		396,801,860
Expenses
Management fee	$14,180,543
Independent trustees' fees and expenses	144,811
Total expenses before reductions	14,325,354
Expense reductions	(4,950)
Total expenses after reductions		14,320,404
Net investment income (loss)		382,481,456
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	953,460,129
Futures contracts	18,379,494
Total net realized gain (loss)		971,839,623
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(4,219,447,115)
Affiliated issuers	(93,955)
Futures contracts	(16,357,853)
Total change in net unrealized appreciation (depreciation)		(4,235,898,923)
Net gain (loss)		(3,264,059,300)
Net increase (decrease) in net assets resulting from operations		$(2,881,577,844)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2022	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$382,481,456	$289,677,113
Net realized gain (loss)	971,839,623	2,569,587,232
Change in net unrealized appreciation (depreciation)	(4,235,898,923)	9,489,806,069
Net increase (decrease) in net assets resulting from operations	(2,881,577,844)	12,349,070,414
Distributions to shareholders	(2,817,769,879)	(682,073,096)
Share transactions
Proceeds from sales of shares	15,982,100,039	7,800,489,305
Reinvestment of distributions	2,714,273,707	654,798,471
Cost of shares redeemed	(9,866,506,755)	(7,704,086,360)
Net increase (decrease) in net assets resulting from share transactions	8,829,866,991	751,201,416
Total increase (decrease) in net assets	3,130,519,268	12,418,198,734
Net Assets
Beginning of period	35,601,726,039	23,183,527,305
End of period	$38,732,245,307	$35,601,726,039
Other Information
Shares
Sold	181,358,691	111,885,482
Issued in reinvestment of distributions	31,248,026	11,121,701
Redeemed	(112,858,194)	(117,974,072)
Net increase (decrease)	99,748,523	5,033,111

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Extended Market Index Fund

Years ended February 28,	2022	2021	2020 A	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$90.30	$59.56	$62.22	$61.68	$58.09
Income from Investment Operations
Net investment income (loss)B,C	.82	.75	.86	.88	.83
Net realized and unrealized gain (loss)	(6.19)	31.78	(.72)	2.89	6.24
Total from investment operations	(5.37)	32.53	.14	3.77	7.07
Distributions from net investment income	(.86)	(.78)	(.92)	(.90)	(.81)
Distributions from net realized gain	(5.67)	(1.01)	(1.88)	(2.33)	(2.67)
Total distributions	(6.53)	(1.79)	(2.80)	(3.23)	(3.48)
Net asset value, end of period	$78.40	$90.30	$59.56	$62.22	$61.68
Total ReturnD	(6.58)%	56.23%	- %E	6.77%	12.35%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.03%	.04%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.03%	.04%	.05%	.05%	.05%
Expenses net of all reductions	.03%	.04%	.05%	.05%	.05%
Net investment income (loss)	.93%	1.12%	1.38%	1.47%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$38,732,245	$35,601,726	$23,183,527	$23,012,061	$2,985,201
Portfolio turnover rateH	18%I	26%I	15%	13%I	11%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amount represents less than .005%.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity® International Index Fund	2.81%	7.32%	6.32%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® International Index Fund on February 29, 2012.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

Period Ending Values
$18,449	Fidelity® International Index Fund
$18,497	MSCI EAFE Index

Fidelity® International Index Fund

Management's Discussion of Fund Performance

Market Recap:  International (non-U.S.) equities returned -0.25% for the 12 months ending February 28, 2022, according to the MSCI ACWI (All Country World Index) ex USA Index. Non-U.S. stocks retreated to begin the new year after posting a 7.98% gain in 2021 amid improved economic growth, strong corporate earnings, widespread COVID-19 vaccination, and accommodative fiscal and monetary stimulus. These tailwinds, among others, have supported the historic rebound for non-U.S. stocks since the early-2020 global outbreak and spread of COVID-19. As the calendar turned, uncertainty washed over global securities markets. Non-U.S. stocks slid as investors digested geopolitical unrest, with Russia invading and escalating its attack on Ukraine, and some central banks, such as the U.S. Federal Reserve, accelerating plans to hike interest rates amid soaring inflation. The year-to-date pullback for the index was -5.58%. For the full 12 months, resource-rich Canada (+21%) led all regions, helped by rising prices for crude oil and natural gas. The U.K. (+17%) also notably outperformed, followed by Europe ex U.K. (+5%). Conversely, emerging markets (-10%) lagged by the widest margin. Japan (-5%) and Asia Pacific ex Japan (-2%) also underperformed. By sector, energy stocks rose 24% amid surging oil and natural gas prices. Financials (+11%), materials and utilities (+8% each), and consumer staples (+7%) also topped the broader index, whereas consumer discretionary (-18%) and communications services (-17%) fared worst.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund gained 2.81%, roughly in line with the 3.03% advance of the benchmark MSCI EAFE Index. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) By sector, consumer staples rose roughly 9% and contributed most, driven by the food, beverage & tobacco industry (+16%). Financials, which gained about 6%, also helped, benefiting from the banks industry (+12%). The health care sector rose roughly 7%, boosted by the pharmaceuticals, biotechnology & life sciences industry (+12%), and energy (+23%) also contributed. Other notable contributors included the materials (+6%), utilities (+6%), and real estate (+1%) sectors. Conversely, communication services returned -10% and detracted most. This group was hampered by the media & entertainment (-17%) industry. Consumer discretionary (-1%), especially in the retailing industry (-31%), also hurt. Other detractors were the industrials (-1%) sector, hampered by the capital goods industry (-1%), and the information technology (-1%) sector, especially in the software & services industry (-9%). Turning to individual stocks, the biggest individual contributor was Nestle (+28%), from the food, beverage & tobacco industry. Shell, within the energy sector, advanced 39% and lifted the fund. In pharmaceuticals, biotechnology & life sciences, Novo-Nordisk (+47%) and Roche Holding (+20%) helped. Another contributor was ASML Holding (+20%), a stock in the semiconductors & semiconductor equipment category. Conversely, the biggest individual detractor was SoftBank Group (-52%), from the telecommunication services segment. In retailing, Prosus (-47%) and Fast Retailing (-45%) hurt. AIA Group, within the insurance group, returned -16% and hindered the fund. Another detractor was Sea (-44%), a stock in the media & entertainment industry.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® International Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2022

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	2.2
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.6
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.2
Shell PLC (London) (United Kingdom, Oil, Gas & Consumable Fuels)	1.2
Toyota Motor Corp. (Japan, Automobiles)	1.2
Novartis AG (Switzerland, Pharmaceuticals)	1.2
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.1
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.0
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	0.8
13.2

Top Market Sectors as of February 28, 2022

% of fund's net assets
Financials	17.0
Industrials	14.6
Health Care	12.2
Consumer Discretionary	11.8
Consumer Staples	10.2
Information Technology	8.5
Materials	8.2
Communication Services	4.3
Energy	3.6
Utilities	3.7

Geographic Diversification (% of fund's net assets)

As of February 28, 2022
Japan	22.0%
United Kingdom	13.8%
France	10.1%
Switzerland	10.0%
Germany	8.0%
Australia	7.0%
Netherlands	5.7%
United States of America*	3.6%
Sweden	3.1%
Other	16.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Fidelity® International Index Fund

Schedule of Investments February 28, 2022

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Australia - 7.0%
Ampol Ltd.	561,476	$12,017,867
APA Group unit	2,779,534	20,288,694
Aristocrat Leisure Ltd.	1,419,564	38,426,463
ASX Ltd.	456,022	27,268,419
Aurizon Holdings Ltd.	4,337,069	11,025,046
Australia & New Zealand Banking Group Ltd.	6,647,963	125,858,293
BHP Group Ltd.	6,949,124	235,499,960
BHP Group Ltd. (London)	4,974,788	166,831,274
BlueScope Steel Ltd.	1,169,019	17,184,944
Brambles Ltd.	3,390,645	24,421,877
Cochlear Ltd.	154,946	25,084,560
Coles Group Ltd.	3,142,415	39,667,000
Commonwealth Bank of Australia	4,023,056	273,085,032
Computershare Ltd.	1,279,951	20,135,751
Crown Ltd. (a)	877,326	7,888,559
CSL Ltd.	1,128,913	213,165,274
Dexus unit	2,530,109	20,066,790
Dominos Pizza Enterprises Ltd.	142,680	8,181,469
Endeavour Group Ltd.	3,159,714	16,431,486
Evolution Mining Ltd.	4,316,726	13,387,467
Fortescue Metals Group Ltd.	3,988,798	52,581,711
Goodman Group unit	3,967,976	64,065,548
IDP Education Ltd.	491,610	9,376,300
Insurance Australia Group Ltd.	5,806,439	19,399,197
Lendlease Group unit	1,621,616	12,437,354
Macquarie Group Ltd.	799,242	104,940,885
Medibank Private Ltd.	6,486,753	14,982,025
Mineral Resources Ltd.	401,218	13,186,060
Mirvac Group unit	9,279,967	17,456,704
National Australia Bank Ltd.	7,715,978	162,059,029
Newcrest Mining Ltd.	1,925,122	35,892,207
Northern Star Resources Ltd.	2,605,305	19,508,922
Orica Ltd.	959,984	10,172,679
Origin Energy Ltd.	4,149,300	17,177,729
Qantas Airways Ltd. (a)	2,176,793	8,015,694
QBE Insurance Group Ltd.	3,474,451	28,994,943
Ramsay Health Care Ltd.	431,367	20,041,919
REA Group Ltd.	124,512	11,908,226
Reece Ltd.	684,669	9,632,219
Rio Tinto Ltd.	875,602	75,150,180
Santos Ltd.	7,579,037	39,963,792
Scentre Group unit	12,220,113	27,247,687
SEEK Ltd.	791,338	15,328,550
Sonic Healthcare Ltd.	1,076,675	27,408,716
South32 Ltd.	11,009,930	38,463,223
Stockland Corp. Ltd. unit	5,618,261	16,975,059
Suncorp Group Ltd.	2,984,368	23,344,476
Tabcorp Holdings Ltd.	5,234,189	18,969,941
Telstra Corp. Ltd.	9,800,301	28,187,116
The GPT Group unit	4,505,380	16,164,952
Transurban Group unit	7,255,018	66,867,665
Treasury Wine Estates Ltd.	1,700,644	14,352,765
Vicinity Centres unit	9,106,052	11,904,706
Washington H. Soul Pattinson & Co. Ltd.	510,027	9,327,493
Wesfarmers Ltd.	2,674,556	93,610,522
Westpac Banking Corp.	8,650,971	143,319,797
WiseTech Global Ltd.	344,431	10,901,983
Woodside Petroleum Ltd.	2,288,760	47,442,795
Woolworths Group Ltd.	2,859,746	73,713,919

TOTAL AUSTRALIA		2,746,390,913

Austria - 0.2%
Erste Group Bank AG	809,819	28,786,498
OMV AG	346,867	16,512,082
Raiffeisen International Bank-Holding AG	348,632	5,680,935
Verbund AG	160,386	19,345,220
Voestalpine AG	273,260	9,031,529

TOTAL AUSTRIA		79,356,264

Bailiwick of Jersey - 0.9%
Experian PLC	2,176,914	85,039,970
Ferguson PLC	521,169	79,414,651
Glencore Xstrata PLC	23,381,903	137,485,798
WPP PLC	2,758,724	38,801,146

TOTAL BAILIWICK OF JERSEY		340,741,565

Belgium - 0.8%
Ageas	404,955	19,480,844
Anheuser-Busch InBev SA NV	2,048,376	126,400,913
Colruyt NV	127,590	5,103,203
Elia System Operator SA/NV	72,791	10,479,219
Groupe Bruxelles Lambert SA	259,117	26,905,765
KBC Groep NV	588,885	42,427,377
Proximus	358,246	7,122,033
Sofina SA	36,296	14,095,752
Solvay SA Class A	174,564	19,467,482
UCB SA	297,789	32,499,753
Umicore SA	464,293	18,994,080

TOTAL BELGIUM		322,976,421

Bermuda - 0.1%
CK Infrastructure Holdings Ltd.	1,556,950	9,662,948
Hongkong Land Holdings Ltd.	2,721,543	14,669,117
Jardine Matheson Holdings Ltd.	508,757	30,271,042

TOTAL BERMUDA		54,603,107

Cayman Islands - 0.8%
Budweiser Brewing Co. APAC Ltd. (b)	4,050,600	12,569,684
Chow Tai Fook Jewellery Group Ltd.	4,706,600	9,781,074
CK Asset Holdings Ltd.	4,728,523	29,861,107
CK Hutchison Holdings Ltd.	6,330,925	44,386,541
ESR Cayman Ltd. (a)(b)	4,683,000	14,472,199
Futu Holdings Ltd. ADR (a)(c)	119,870	5,124,443
Grab Holdings Ltd. (a)	2,561,683	14,755,294
Melco Crown Entertainment Ltd. sponsored ADR (a)	507,499	5,085,140
Sands China Ltd. (a)	5,716,000	15,075,854
Sea Ltd. ADR (a)	754,602	109,870,051
SITC International Holdings Co. Ltd.	3,158,000	12,972,104
WH Group Ltd. (b)	19,629,000	13,708,425
Wharf Real Estate Investment Co. Ltd.	3,929,585	17,624,953
Xinyi Glass Holdings Ltd.	4,281,000	11,367,280

TOTAL CAYMAN ISLANDS		316,654,149

Denmark - 2.5%
A.P. Moller - Maersk A/S:
Series A	7,390	22,158,694
Series B	13,644	43,162,952
Ambu A/S Series B	394,596	7,276,652
Carlsberg A/S Series B	236,494	34,681,755
Chr. Hansen Holding A/S	248,436	18,112,057
Coloplast A/S Series B	279,821	42,095,748
Danske Bank A/S	1,624,622	27,517,883
Demant A/S (a)	254,508	10,755,676
DSV A/S	481,641	88,649,296
Genmab A/S (a)	154,709	51,997,143
GN Store Nord A/S	292,903	15,483,762
Novo Nordisk A/S Series B	3,970,578	410,889,170
Novozymes A/S Series B	483,848	31,756,225
ORSTED A/S (b)	445,592	57,665,891
Pandora A/S	235,538	24,118,463
Rockwool International A/S Series B	19,710	6,756,798
Tryg A/S	847,955	19,185,678
Vestas Wind Systems A/S	2,378,614	76,702,448

TOTAL DENMARK		988,966,291

Finland - 1.1%
Elisa Corp. (A Shares)	335,018	18,562,403
Fortum Corp.	1,046,222	21,895,143
Kesko Oyj	643,398	18,935,024
Kone OYJ (B Shares)	800,252	46,697,603
Neste OYJ	996,535	38,859,533
Nokia Corp.	12,723,574	68,800,708
Nordea Bank ABP	7,560,675	83,647,763
Orion Oyj (B Shares)	250,019	11,740,614
Sampo Oyj (A Shares)	1,174,635	55,424,648
Stora Enso Oyj (R Shares)	1,370,141	26,093,063
UPM-Kymmene Corp.	1,257,028	43,434,371
Wartsila Corp.	1,114,315	12,479,858

TOTAL FINLAND		446,570,731

France - 9.9%
Accor SA (a)	400,853	13,690,445
Aeroports de Paris SA (a)(c)	69,917	9,885,543
Air Liquide SA	761,268	126,450,565
Alstom SA	747,150	19,007,440
Amundi SA (b)	143,512	9,953,404
Arkema SA	144,591	19,175,264
AXA SA	4,588,921	124,165,328
bioMerieux SA	97,577	10,724,819
BNP Paribas SA	2,651,825	153,871,041
Bollore SA	2,082,787	10,539,134
Bouygues SA	542,550	19,400,542
Bureau Veritas SA	692,525	19,801,261
Capgemini SA	378,190	79,166,370
Carrefour SA	1,464,368	29,440,047
CNP Assurances	404,349	9,855,309
Compagnie de St. Gobain	1,193,251	73,987,641
Compagnie Generale des Etablissements Michelin SCA Series B	399,822	55,038,568
Covivio	122,278	10,003,622
Credit Agricole SA	2,913,306	37,110,709
Danone SA	1,541,246	93,768,255
Dassault Aviation SA	59,009	8,781,135
Dassault Systemes SA	1,567,984	75,633,710
Edenred SA	587,852	26,750,153
EDF SA	1,121,768	10,141,379
EDF SA (a)	200,740	1,815,259
Eiffage SA	196,163	19,981,952
ENGIE	4,302,288	68,546,028
EssilorLuxottica SA	677,746	118,314,334
Eurazeo SA	93,255	7,203,080
Faurecia SA (c)	286,729	10,796,507
Gecina SA	107,947	13,718,032
Getlink SE	1,036,254	16,900,626
Hermes International SCA	74,664	102,964,450
Ipsen SA	88,828	10,335,993
Kering SA	176,864	122,678,856
Klepierre SA	478,311	13,672,314
L'Oreal SA	389,828	154,108,487
L'Oreal SA (a)	201,944	79,833,374
La Francaise des Jeux SAEM (b)	224,972	9,325,607
Legrand SA	631,066	59,534,847
LVMH Moet Hennessy Louis Vuitton SE	654,464	480,968,961
Orange SA	4,699,692	56,827,268
Orpea	121,783	5,043,064
Pernod Ricard SA	494,291	107,903,945
Publicis Groupe SA	536,994	35,638,016
Remy Cointreau SA	53,555	10,306,815
Renault SA (a)	452,820	14,190,482
Safran SA	806,312	102,520,297
Sanofi SA	2,681,233	280,276,240
Sartorius Stedim Biotech	65,139	24,978,902
Schneider Electric SA	1,274,589	197,479,936
SEB SA	65,155	9,475,879
Societe Generale Series A	1,911,580	54,054,799
Sodexo SA (a)	84,696	7,074,846
Sodexo SA	123,688	10,326,315
Teleperformance	138,349	51,336,122
Thales SA	251,325	28,732,200
Total SA	5,914,086	301,294,649
Ubisoft Entertainment SA (a)	221,846	11,894,715
Valeo SA	544,685	12,012,542
Veolia Environnement SA	1,543,889	53,830,348
VINCI SA	1,269,799	133,140,299
Vivendi SA	1,827,360	23,068,192
Wendel SA	63,175	6,413,436
Worldline SA (a)(b)	561,514	28,633,411

TOTAL FRANCE		3,903,493,109

Germany - 7.5%
adidas AG	449,227	106,216,104
Allianz SE	962,899	217,054,315
BASF AG	2,166,237	144,241,627
Bayer AG	2,317,463	133,863,596
Bayerische Motoren Werke AG (BMW)	778,395	74,965,088
Bechtle AG	192,835	9,891,706
Beiersdorf AG	237,289	24,053,527
Brenntag SE	363,677	30,487,963
Carl Zeiss Meditec AG (c)	94,775	14,873,490
Commerzbank AG (a)	2,359,227	19,716,338
Continental AG (a)	259,007	22,070,808
Covestro AG (b)	454,921	24,058,832
Daimler Truck Holding AG (a)	970,601	29,342,987
Delivery Hero AG (a)(b)	384,863	20,628,906
Deutsche Bank AG (a)	4,874,480	60,174,472
Deutsche Borse AG	447,997	76,259,321
Deutsche Lufthansa AG (a)	1,406,997	10,686,207
Deutsche Post AG	2,337,470	117,486,437
Deutsche Telekom AG	7,646,151	137,054,858
E.ON AG	5,296,036	72,034,304
Evonik Industries AG	493,333	14,850,133
Fresenius Medical Care AG & Co. KGaA	482,971	30,986,793
Fresenius SE & Co. KGaA	986,335	34,415,441
GEA Group AG	360,695	15,772,765
Hannover Reuck SE	141,930	26,129,584
HeidelbergCement AG	350,230	22,725,370
HelloFresh AG (a)	389,010	21,218,936
Henkel AG & Co. KGaA	248,611	19,114,998
Infineon Technologies AG	3,079,673	104,203,595
KION Group AG	169,705	13,604,618
Knorr-Bremse AG	170,651	15,044,602
Lanxess AG	194,584	9,478,525
LEG Immobilien AG	171,458	22,047,836
Mercedes-Benz Group AG (Germany)	2,017,971	157,642,993
Merck KGaA	304,802	60,456,739
MTU Aero Engines AG	125,737	30,099,712
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	330,395	90,639,696
Nemetschek Se	135,981	12,065,788
Puma AG	248,555	22,793,608
Rational AG	12,041	8,861,720
RWE AG	1,516,066	70,198,301
SAP SE	2,461,903	277,712,586
Scout24 AG (b)	198,758	11,593,631
Siemens AG	1,803,786	254,121,791
Siemens Healthineers AG (b)	664,116	42,616,652
Symrise AG	313,523	37,292,488
Telefonica Deutschland Holding AG	2,449,427	6,684,111
Uniper SE	215,532	6,895,125
United Internet AG	228,201	7,760,737
Volkswagen AG	76,717	19,842,035
Vonovia SE	1,740,138	92,371,868
Zalando SE (a)(b)	525,896	34,807,338

TOTAL GERMANY		2,939,211,001

Hong Kong - 2.1%
AIA Group Ltd.	28,518,800	296,134,794
BOC Hong Kong (Holdings) Ltd.	8,731,066	31,395,459
CLP Holdings Ltd.	3,874,157	39,437,615
Galaxy Entertainment Group Ltd.	5,141,000	28,584,502
Hang Lung Properties Ltd.	4,755,423	9,967,731
Hang Seng Bank Ltd.	1,803,401	33,277,509
Henderson Land Development Co. Ltd.	3,414,381	14,195,433
Hong Kong & China Gas Co. Ltd.	26,405,640	39,931,841
Hong Kong Exchanges and Clearing Ltd.	2,839,638	137,210,773
Link (REIT)	4,938,510	39,876,639
MTR Corp. Ltd.	3,639,842	18,840,582
New World Development Co. Ltd.	3,570,450	14,277,962
Power Assets Holdings Ltd.	3,262,676	20,562,382
Sino Land Ltd.	7,912,807	9,953,535
Sun Hung Kai Properties Ltd.	3,075,676	35,757,166
Swire Pacific Ltd. (A Shares)	1,168,884	6,461,724
Swire Properties Ltd.	2,742,600	7,124,457
Techtronic Industries Co. Ltd.	3,244,500	54,181,564

TOTAL HONG KONG		837,171,668

Ireland - 0.8%
CRH PLC	1,822,782	82,860,494
DCC PLC (United Kingdom)	232,263	18,226,484
Flutter Entertainment PLC (Ireland) (a)	393,513	56,669,078
James Hardie Industries PLC CDI	1,048,380	33,998,224
Kerry Group PLC Class A	374,842	44,658,378
Kingspan Group PLC (Ireland)	362,751	35,427,074
Smurfit Kappa Group PLC	579,683	28,950,691

TOTAL IRELAND		300,790,423

Isle of Man - 0.1%
Entain PLC (a)	1,384,097	31,117,852
Israel - 0.7%
Azrieli Group	99,919	8,526,786
Bank Hapoalim BM (Reg.)	2,675,957	28,244,731
Bank Leumi le-Israel BM	3,422,378	36,965,264
Check Point Software Technologies Ltd. (a)	250,255	36,256,944
CyberArk Software Ltd. (a)(c)	93,631	15,930,378
Elbit Systems Ltd. (Israel)	62,480	12,784,776
Icl Group Ltd.	1,663,617	18,859,991
InMode Ltd. (a)	116,928	4,991,656
Israel Discount Bank Ltd. (Class A)	2,742,108	18,002,877
Kornit Digital Ltd. (a)(c)	110,018	10,433,007
Mizrahi Tefahot Bank Ltd.	331,198	12,904,220
NICE Systems Ltd. (a)	148,681	33,604,647
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	2,596,533	21,109,813
Wix.com Ltd. (a)(c)	134,864	12,350,845

TOTAL ISRAEL		270,965,935

Italy - 1.8%
Amplifon SpA	293,299	12,586,784
Assicurazioni Generali SpA (c)	2,606,763	51,553,584
Atlantia SpA (a)	1,167,002	21,467,318
DiaSorin SpA	59,307	8,875,559
Enel SpA	19,188,449	141,398,649
Eni SpA	5,955,517	92,636,422
FinecoBank SpA	1,436,567	23,941,596
Infrastrutture Wireless Italiane SpA (b)	791,746	8,084,769
Intesa Sanpaolo SpA	38,959,716	99,593,797
Mediobanca SpA	1,462,968	15,235,697
Moncler SpA	483,506	29,034,587
Nexi SpA (a)(b)	1,238,930	16,921,269
Poste Italiane SpA (b)	1,230,657	14,115,056
Prysmian SpA	599,805	19,745,206
Recordati SpA	246,272	12,045,541
Snam Rete Gas SpA	4,751,397	26,399,982
Telecom Italia SpA	23,469,230	9,860,510
Terna - Rete Elettrica Naziona	3,315,052	27,159,550
UniCredit SpA	4,987,418	63,013,656

TOTAL ITALY		693,669,532

Japan - 22.0%
Advantest Corp.	470,100	37,087,870
AEON Co. Ltd.	1,540,600	34,808,059
AGC, Inc.	455,235	20,155,231
Aisin Seiki Co. Ltd.	347,000	12,631,627
Ajinomoto Co., Inc.	1,099,466	31,932,475
Ana Holdings, Inc. (a)(c)	376,300	8,269,664
Asahi Group Holdings	1,074,903	43,420,602
ASAHI INTECC Co. Ltd.	510,700	10,910,096
Asahi Kasei Corp.	2,955,327	27,735,232
Astellas Pharma, Inc.	4,396,600	73,353,863
Azbil Corp.	290,700	10,948,819
Bandai Namco Holdings, Inc.	470,550	34,258,283
Benefit One, Inc.	188,400	4,327,964
Bridgestone Corp.	1,344,779	55,379,281
Brother Industries Ltd.	556,000	10,088,427
Canon, Inc.	2,356,244	55,449,406
Capcom Co. Ltd.	414,800	10,012,352
Central Japan Railway Co.	339,700	45,898,991
Chiba Bank Ltd.	1,249,274	7,921,722
Chubu Electric Power Co., Inc.	1,518,564	15,229,890
Chugai Pharmaceutical Co. Ltd.	1,581,975	52,479,882
Concordia Financial Group Ltd.	2,564,884	10,508,071
Cosmos Pharmaceutical Corp.	47,100	6,501,779
CyberAgent, Inc.	952,900	12,316,874
Dai Nippon Printing Co. Ltd.	523,121	13,591,636
Dai-ichi Mutual Life Insurance Co.	2,367,900	49,596,862
Daifuku Co. Ltd.	238,500	17,135,737
Daiichi Sankyo Kabushiki Kaisha	4,133,210	100,431,628
Daikin Industries Ltd.	587,894	108,645,540
Daito Trust Construction Co. Ltd.	154,163	17,056,960
Daiwa House Industry Co. Ltd.	1,333,684	37,922,959
Daiwa House REIT Investment Corp.	5,243	14,206,015
Daiwa Securities Group, Inc.	3,403,085	20,181,998
DENSO Corp.	1,022,538	71,572,768
Dentsu Group, Inc.	509,500	20,275,410
Disco Corp.	68,000	19,016,222
East Japan Railway Co.	712,200	42,310,915
Eisai Co. Ltd.	558,878	27,796,846
ENEOS Holdings, Inc.	7,229,100	28,535,342
FANUC Corp.	452,572	83,138,458
Fast Retailing Co. Ltd.	137,667	74,039,496
Fuji Electric Co. Ltd.	298,830	15,231,973
FUJIFILM Holdings Corp.	848,505	53,597,558
Fujitsu Ltd.	463,207	67,296,601
GLP J-REIT	10,041	14,987,480
GMO Payment Gateway, Inc.	99,200	9,465,698
Hakuhodo DY Holdings, Inc.	550,700	7,261,873
Hamamatsu Photonics K.K.	330,400	16,639,986
Hankyu Hanshin Holdings, Inc.	539,400	16,116,549
Hikari Tsushin, Inc.	49,300	6,089,332
Hino Motors Ltd.	675,700	6,330,004
Hirose Electric Co. Ltd.	76,377	11,393,603
Hitachi Construction Machinery Co. Ltd.	253,100	6,170,916
Hitachi Ltd.	2,283,954	112,245,815
Hitachi Metals Ltd. (a)	505,200	8,995,298
Honda Motor Co. Ltd.	3,845,960	116,843,765
Hoshizaki Corp.	127,700	8,863,967
Hoya Corp.	872,316	112,714,776
Hulic Co. Ltd.	918,500	8,364,889
Ibiden Co. Ltd.	248,800	11,946,036
Idemitsu Kosan Co. Ltd.	491,215	13,160,024
Iida Group Holdings Co. Ltd.	346,700	6,402,332
INPEX Corp.	2,411,000	24,851,346
Isuzu Motors Ltd.	1,373,500	18,601,657
ITO EN Ltd.	126,100	7,239,247
Itochu Corp.	2,804,586	91,310,968
ITOCHU Techno-Solutions Corp.	226,300	5,824,570
Japan Airlines Co. Ltd. (a)	339,500	6,731,833
Japan Exchange Group, Inc.	1,200,200	22,475,029
Japan Post Bank Co. Ltd.	976,300	8,611,040
Japan Post Holdings Co. Ltd.	5,769,200	47,878,865
Japan Post Insurance Co. Ltd.	471,200	8,090,713
Japan Real Estate Investment Corp.	2,933	15,638,925
Japan Retail Fund Investment Corp.	16,448	13,319,783
Japan Tobacco, Inc.	2,826,600	51,984,481
JFE Holdings, Inc.	1,157,675	17,320,063
JSR Corp.	479,416	14,970,673
Kajima Corp.	1,058,858	14,220,648
Kakaku.com, Inc.	316,600	6,895,720
Kansai Electric Power Co., Inc.	1,658,936	16,767,570
Kansai Paint Co. Ltd.	417,600	8,350,910
Kao Corp.	1,118,850	52,302,769
KDDI Corp.	3,805,500	123,835,753
Keio Corp.	242,382	9,909,063
Keisei Electric Railway Co.	304,700	8,534,197
Keyence Corp.	458,848	214,646,592
Kikkoman Corp.	342,549	25,445,731
Kintetsu Group Holdings Co. Ltd. (a)	404,310	12,150,577
Kirin Holdings Co. Ltd.	1,938,056	32,156,237
Kobayashi Pharmaceutical Co. Ltd.	125,600	10,728,413
Kobe Bussan Co. Ltd.	322,200	10,607,811
Koei Tecmo Holdings Co. Ltd. (c)	138,610	4,792,543
Koito Manufacturing Co. Ltd.	246,200	12,677,806
Komatsu Ltd.	2,068,745	47,589,283
Konami Holdings Corp.	219,700	12,383,386
Kose Corp.	78,500	8,965,381
Kubota Corp.	2,419,364	43,393,455
Kurita Water Industries Ltd.	232,500	9,505,067
Kyocera Corp.	756,004	43,263,170
Kyowa Hakko Kirin Co., Ltd.	635,989	16,341,595
Lasertec Corp.	177,700	32,212,134
Lawson, Inc.	118,216	4,935,735
Lion Corp.	528,500	6,918,562
LIXIL Group Corp.	627,159	13,938,079
M3, Inc.	1,039,300	38,592,369
Makita Corp.	527,500	18,697,538
Marubeni Corp.	3,685,244	38,578,621
Mazda Motor Corp. (a)	1,339,300	9,972,085
McDonald's Holdings Co. (Japan) Ltd.	187,900	8,073,988
Medipal Holdings Corp.	432,370	7,886,573
Meiji Holdings Co. Ltd.	287,758	17,295,766
Mercari, Inc. (a)	242,800	7,497,412
Minebea Mitsumi, Inc.	854,700	18,556,354
Misumi Group, Inc.	669,300	21,336,794
Mitsubishi Chemical Holdings Corp.	3,015,875	21,442,841
Mitsubishi Corp.	2,979,102	100,309,693
Mitsubishi Electric Corp.	4,298,906	51,997,512
Mitsubishi Estate Co. Ltd.	2,785,423	42,528,602
Mitsubishi Gas Chemical Co., Inc.	372,333	6,597,158
Mitsubishi Heavy Industries Ltd.	754,325	22,282,327
Mitsubishi UFJ Financial Group, Inc.	28,199,530	173,116,534
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,555,100	8,102,509
Mitsui & Co. Ltd.	3,681,223	91,754,399
Mitsui Chemicals, Inc.	433,836	11,086,941
Mitsui Fudosan Co. Ltd.	2,160,177	48,045,689
Mitsui OSK Lines Ltd.	270,800	22,000,365
Miura Co. Ltd.	206,300	5,625,630
Mizuho Financial Group, Inc.	5,682,660	75,379,955
MonotaRO Co. Ltd.	590,300	11,039,403
MS&AD Insurance Group Holdings, Inc.	1,048,784	35,623,899
Murata Manufacturing Co. Ltd.	1,355,562	92,131,022
NEC Corp.	578,554	24,935,720
Nexon Co. Ltd.	1,162,200	25,151,599
NGK Insulators Ltd.	606,909	9,396,756
Nidec Corp.	1,055,568	91,764,343
Nihon M&A Center Holdings, Inc.	713,500	10,320,972
Nintendo Co. Ltd.	260,396	131,878,100
Nippon Building Fund, Inc.	3,501	20,037,907
Nippon Express Holdings, Inc.	180,954	10,986,465
Nippon Paint Holdings Co. Ltd.	1,953,400	17,314,092
Nippon Prologis REIT, Inc.	4,861	14,270,321
Nippon Sanso Holdings Corp.	357,200	6,965,967
Nippon Shinyaku Co. Ltd.	115,900	7,510,590
Nippon Steel & Sumitomo Metal Corp.	2,014,463	36,945,986
Nippon Telegraph & Telephone Corp.	2,821,900	81,103,920
Nippon Yusen KK	380,457	35,310,540
Nissan Chemical Corp.	286,300	16,187,100
Nissan Motor Co. Ltd. (a)	5,467,948	26,077,686
Nisshin Seifun Group, Inc.	466,293	6,611,209
Nissin Food Holdings Co. Ltd.	149,423	11,918,487
Nitori Holdings Co. Ltd.	188,700	28,395,238
Nitto Denko Corp.	335,094	24,338,146
Nomura Holdings, Inc.	7,236,047	33,018,660
Nomura Real Estate Holdings, Inc.	279,100	6,955,347
Nomura Real Estate Master Fund, Inc.	9,985	13,184,213
Nomura Research Institute Ltd.	791,165	27,355,116
NTT Data Corp.	1,486,600	28,098,828
Obayashi Corp.	1,530,004	12,789,404
OBIC Co. Ltd.	164,200	26,151,455
Odakyu Electric Railway Co. Ltd.	694,700	11,444,890
Oji Holdings Corp.	1,911,852	9,761,729
Olympus Corp.	2,601,316	52,833,962
OMRON Corp.	437,160	29,507,777
Ono Pharmaceutical Co. Ltd.	871,300	21,421,558
Open House Group Co. Ltd.	193,000	8,729,613
Oracle Corp. Japan	90,700	6,437,716
Oriental Land Co. Ltd.	472,024	86,755,683
ORIX Corp.	2,876,980	57,131,695
ORIX JREIT, Inc.	6,167	8,631,064
Osaka Gas Co. Ltd.	884,005	16,216,819
Otsuka Corp.	268,600	10,361,771
Otsuka Holdings Co. Ltd.	919,900	31,712,830
Pan Pacific International Holdings Ltd.	971,100	15,895,012
Panasonic Corp.	5,201,773	54,323,734
Persol Holdings Co. Ltd.	418,200	9,290,504
Pola Orbis Holdings, Inc.	215,900	3,372,821
Rakuten Group, Inc.	2,044,900	17,324,687
Recruit Holdings Co. Ltd.	3,199,700	135,059,944
Renesas Electronics Corp. (a)	2,976,100	35,060,554
Resona Holdings, Inc.	4,854,400	21,864,118
Ricoh Co. Ltd.	1,579,170	13,447,636
Rinnai Corp.	83,800	6,866,403
ROHM Co. Ltd.	206,244	16,199,568
Ryohin Keikaku Co. Ltd.	595,100	8,764,444
Santen Pharmaceutical Co. Ltd.	848,900	9,675,011
SBI Holdings, Inc. Japan	576,260	15,037,446
SCSK Corp.	368,400	6,274,320
Secom Co. Ltd.	494,567	36,230,533
Seiko Epson Corp.	659,000	10,105,832
Sekisui Chemical Co. Ltd.	888,493	14,537,079
Sekisui House Ltd.	1,451,367	29,616,901
Seven & i Holdings Co. Ltd.	1,777,700	86,498,914
SG Holdings Co. Ltd.	754,400	15,958,777
Sharp Corp.	504,400	4,751,578
Shimadzu Corp.	557,900	19,920,667
SHIMANO, Inc.	174,500	40,344,540
SHIMIZU Corp.	1,300,416	8,607,981
Shin-Etsu Chemical Co. Ltd.	835,662	130,520,465
Shionogi & Co. Ltd.	623,791	41,477,364
Shiseido Co. Ltd.	942,150	53,809,045
Shizuoka Bank Ltd.	1,052,174	7,825,067
SMC Corp.	135,071	80,687,287
SoftBank Corp.	6,777,500	85,629,565
SoftBank Group Corp.	2,844,260	127,639,089
Sohgo Security Services Co., Ltd.	168,300	6,060,645
Sompo Holdings, Inc.	739,903	32,308,207
Sony Group Corp.	2,973,685	303,827,944
Square Enix Holdings Co. Ltd.	202,000	9,769,234
Stanley Electric Co. Ltd.	306,325	7,266,109
Subaru Corp.	1,449,500	23,772,969
Sumco Corp.	783,400	12,858,486
Sumitomo Chemical Co. Ltd.	3,509,534	16,789,838
Sumitomo Corp.	2,652,842	43,242,951
Sumitomo Dainippon Pharma Co., Ltd.	421,800	4,633,875
Sumitomo Electric Industries Ltd.	1,776,406	23,525,231
Sumitomo Metal Mining Co. Ltd.	582,232	29,100,205
Sumitomo Mitsui Financial Group, Inc.	3,081,100	109,262,829
Sumitomo Mitsui Trust Holdings, Inc.	795,672	28,271,826
Sumitomo Realty & Development Co. Ltd.	728,700	21,461,995
Suntory Beverage & Food Ltd.	327,700	13,111,991
Suzuki Motor Corp.	867,700	34,514,784
Sysmex Corp.	394,700	31,324,688
T&D Holdings, Inc.	1,254,500	18,375,836
Taisei Corp.	449,618	14,920,129
Taisho Pharmaceutical Holdings Co. Ltd.	90,357	4,487,787
Takeda Pharmaceutical Co. Ltd.	3,733,627	113,839,444
TDK Corp.	915,675	36,638,151
Terumo Corp.	1,520,648	49,059,135
TIS, Inc.	506,600	11,897,708
Tobu Railway Co. Ltd.	445,159	10,938,757
Toho Co. Ltd.	263,654	10,973,639
Tokio Marine Holdings, Inc.	1,481,500	84,716,053
Tokyo Century Corp.	87,000	3,814,030
Tokyo Electric Power Co., Inc. (a)	3,596,618	11,324,975
Tokyo Electron Ltd.	352,218	170,862,418
Tokyo Gas Co. Ltd.	883,379	18,041,786
Tokyu Corp.	1,177,777	15,694,815
Toppan, Inc.	617,806	12,128,806
Toray Industries, Inc.	3,266,883	18,746,251
Toshiba Corp.	921,088	36,670,463
Tosoh Corp.	612,900	9,532,164
Toto Ltd.	333,492	14,025,432
Toyo Suisan Kaisha Ltd.	209,000	8,798,852
Toyota Industries Corp.	345,286	26,249,725
Toyota Motor Corp. (c)	25,002,715	457,454,484
Toyota Tsusho Corp.	500,300	20,736,133
Trend Micro, Inc.	314,960	17,533,545
Tsuruha Holdings, Inc.	93,100	7,442,169
Unicharm Corp.	950,540	35,829,835
USS Co. Ltd.	516,400	8,552,391
Welcia Holdings Co. Ltd.	222,300	5,926,582
West Japan Railway Co.	519,500	22,376,932
Yakult Honsha Co. Ltd.	302,166	16,374,498
Yamaha Corp.	315,843	14,725,512
Yamaha Motor Co. Ltd.	701,200	15,711,662
Yamato Holdings Co. Ltd.	686,632	13,426,249
Yaskawa Electric Corp.	565,100	22,463,419
Yokogawa Electric Corp.	537,800	8,630,809
Z Holdings Corp.	6,312,200	30,897,255
ZOZO, Inc.	293,600	8,299,917

TOTAL JAPAN		8,628,828,801

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	1,506,583	46,747,232
Aroundtown SA	2,350,763	14,495,142
Eurofins Scientific SA	317,052	32,173,767
InPost SA (a)	471,121	2,909,460
Tenaris SA	1,112,397	14,335,765

TOTAL LUXEMBOURG		110,661,366

Malta - 0.0%
BGP Holdings PLC (a)(d)	5,796,476	65
Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	6,206,500	6,123,425
HKT Trust/HKT Ltd. unit	8,889,760	11,990,130

TOTAL MULTI-NATIONAL		18,113,555

Netherlands - 5.7%
ABN AMRO Group NV GDR (b)	996,286	13,257,801
Adyen BV (a)(b)	46,777	97,496,070
AEGON NV	4,209,491	20,794,020
AerCap Holdings NV (a)	318,027	17,310,210
Airbus Group NV	1,390,311	177,513,690
Akzo Nobel NV	441,521	42,007,279
Argenx SE (a)	107,973	31,262,865
ASM International NV (Netherlands)	110,305	35,624,940
ASML Holding NV (Netherlands)	974,430	651,917,145
CNH Industrial NV	2,409,433	34,273,038
Davide Campari Milano NV	1,231,462	13,401,818
Euronext NV (b)	201,807	18,217,412
EXOR NV	255,432	19,352,975
Ferrari NV (Italy)	296,901	63,800,600
Heineken Holding NV	271,400	22,164,980
Heineken NV (Bearer)	610,539	61,932,213
IMCD NV	134,203	21,800,117
ING Groep NV (Certificaten Van Aandelen)	9,207,520	107,530,054
JDE Peet's BV	236,430	7,761,825
Just Eat Takeaway.com NV (a)(b)	424,655	17,186,714
Koninklijke Ahold Delhaize NV	2,466,147	75,864,247
Koninklijke DSM NV	412,384	77,430,926
Koninklijke KPN NV	7,918,671	27,098,766
Koninklijke Philips Electronics NV	2,163,852	73,914,331
NN Group NV	636,417	30,544,792
Prosus NV	2,200,594	136,616,477
QIAGEN NV (Germany) (a)	545,545	27,409,514
Randstad NV	281,620	19,192,041
Stellantis NV (Italy)	4,802,593	87,272,202
STMicroelectronics NV (France)	1,610,140	67,590,533
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	293,692	22,386,918
Universal Music Group NV	1,708,356	39,006,126
Wolters Kluwer NV	619,648	63,135,827

TOTAL NETHERLANDS		2,222,068,466

New Zealand - 0.2%
Auckland International Airport Ltd. (a)	2,947,992	14,201,633
Fisher & Paykel Healthcare Corp.	1,358,071	25,278,137
Mercury Nz Ltd.	1,604,286	6,208,831
Meridian Energy Ltd.	3,019,372	10,204,321
Ryman Healthcare Group Ltd.	1,001,138	6,773,700
Spark New Zealand Ltd.	4,396,758	13,401,683
Xero Ltd. (a)	314,926	21,438,933

TOTAL NEW ZEALAND		97,507,238

Norway - 0.7%
Adevinta ASA Class B (a)	693,402	7,428,283
Aker BP ASA	296,864	9,297,958
DNB Bank ASA	2,191,284	49,059,060
Equinor ASA	2,304,923	72,456,460
Gjensidige Forsikring ASA	471,206	11,655,115
Mowi ASA	1,035,310	26,658,003
Norsk Hydro ASA	3,167,364	30,077,574
Orkla ASA	1,769,361	16,574,252
Schibsted ASA:
(A Shares)	171,761	4,936,064
(B Shares)	229,881	5,967,523
Telenor ASA	1,648,725	24,393,895
Yara International ASA	389,986	19,861,951

TOTAL NORWAY		278,366,138

Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (a)(d)	2,598,658	29
Energias de Portugal SA	6,538,295	31,922,968
Galp Energia SGPS SA Class B	1,180,371	13,065,897
Jeronimo Martins SGPS SA	666,928	14,540,166

TOTAL PORTUGAL		59,529,060

Singapore - 1.1%
Ascendas Real Estate Investment Trust	7,884,933	16,110,691
CapitaLand Investment Ltd. (a)	6,212,410	16,909,193
CapitaMall Trust	11,547,177	17,971,929
City Developments Ltd.	961,500	5,049,701
DBS Group Holdings Ltd.	4,270,497	106,534,048
Genting Singapore Ltd.	14,238,559	8,087,107
Keppel Corp. Ltd.	3,428,100	15,146,654
Mapletree Commercial Trust	5,070,200	6,769,242
Mapletree Logistics Trust (REIT)	7,456,131	9,624,717
Oversea-Chinese Banking Corp. Ltd.	7,990,750	68,785,168
Singapore Airlines Ltd. (a)	3,154,662	11,844,235
Singapore Exchange Ltd.	1,892,100	13,035,490
Singapore Technologies Engineering Ltd.	3,674,561	10,353,930
Singapore Telecommunications Ltd.	19,440,327	36,136,036
United Overseas Bank Ltd.	2,784,660	61,436,292
UOL Group Ltd.	1,088,550	5,604,543
Venture Corp. Ltd.	650,900	8,416,521
Wilmar International Ltd.	4,521,500	14,608,077

TOTAL SINGAPORE		432,423,574

Spain - 2.3%
ACS Actividades de Construccion y Servicios SA	554,223	13,467,948
Aena SME SA (a)(b)	176,665	28,832,658
Amadeus IT Holding SA Class A (a)	1,062,695	70,113,039
Banco Bilbao Vizcaya Argentaria SA	15,723,573	93,299,398
Banco Santander SA (Spain)	40,896,828	136,187,197
CaixaBank SA	10,444,012	34,304,241
Cellnex Telecom SA (b)	1,200,084	54,282,494
EDP Renovaveis SA	678,993	16,504,406
Enagas SA	586,463	12,394,077
Endesa SA	748,353	16,449,869
Ferrovial SA	1,143,560	31,155,404
Grifols SA	702,713	13,323,527
Iberdrola SA	13,738,873	155,875,608
Industria de Diseno Textil SA	2,573,251	67,125,249
Naturgy Energy Group SA (c)	456,849	12,257,102
Red Electrica Corporacion SA	1,019,866	20,204,017
Repsol SA	3,417,558	44,346,393
Siemens Gamesa Renewable Energy SA (a)	561,506	12,920,148
Telefonica SA	12,411,435	59,276,039

TOTAL SPAIN		892,318,814

Sweden - 3.1%
Alfa Laval AB	740,798	24,024,760
ASSA ABLOY AB (B Shares)	2,360,899	61,968,203
Atlas Copco AB:
(A Shares)	1,585,103	81,290,615
(B Shares)	914,884	41,339,231
Boliden AB	644,273	28,657,565
Electrolux AB (B Shares)	531,329	9,513,532
Embracer Group AB (a)(c)	1,317,808	11,312,242
Epiroc AB:
(A Shares)	1,552,381	29,170,269
(B Shares)	917,920	14,879,835
EQT AB	696,939	23,326,572
Ericsson (B Shares)	6,875,494	63,267,592
Essity AB (B Shares)	1,433,672	36,896,905
Evolution AB (b)	405,343	46,476,297
Fastighets AB Balder (a)	247,683	15,440,350
Getinge AB (B Shares)	538,822	20,914,128
H&M Hennes & Mauritz AB (B Shares) (c)	1,720,292	28,710,137
Hexagon AB (B Shares)	4,595,047	62,077,616
Husqvarna AB (B Shares)	985,279	11,866,814
Industrivarden AB:
(A Shares)	354,752	9,796,463
(C Shares)	339,458	9,200,926
Investor AB:
(A Shares)	1,162,175	25,698,594
(B Shares)	4,305,259	87,665,727
Kinnevik AB (B Shares) (a)	570,546	14,526,294
L E Lundbergforetagen AB	179,231	8,654,581
Latour Investment AB (B Shares)	348,852	9,636,301
Lifco AB	549,178	12,483,669
Lundin Petroleum AB	471,463	17,396,549
Nibe Industrier AB (B Shares)	3,359,588	29,906,265
Sagax AB	379,295	10,313,576
Sandvik AB	2,664,735	57,431,790
Securitas AB (B Shares)	737,847	8,933,024
Sinch AB (a)(b)	1,230,375	10,378,709
Skandinaviska Enskilda Banken AB (A Shares)	3,834,230	44,171,748
Skanska AB (B Shares)	801,626	18,143,442
SKF AB (B Shares)	900,118	16,619,958
Svenska Cellulosa AB SCA (B Shares)	1,427,227	23,285,993
Svenska Handelsbanken AB (A Shares)	3,436,706	32,672,127
Swedbank AB (A Shares)	2,133,854	34,476,851
Swedish Match Co. AB	3,721,787	27,056,438
Tele2 AB (B Shares)	1,179,931	15,635,464
Telia Co. AB	6,264,952	23,294,177
Volvo AB:
(A Shares)	496,564	9,703,631
(B Shares)	3,351,219	64,456,928

TOTAL SWEDEN		1,232,671,888

Switzerland - 10.0%
ABB Ltd. (Reg.)	3,873,872	130,909,407
Adecco SA (Reg.)	378,204	17,862,065
Alcon, Inc. (Switzerland)	1,179,674	91,138,797
Bachem Holding AG (B Shares)	14,600	8,688,828
Baloise Holdings AG	108,756	18,243,007
Barry Callebaut AG	8,405	19,387,492
Clariant AG (Reg.)	508,271	9,175,699
Coca-Cola HBC AG	472,976	12,016,682
Compagnie Financiere Richemont SA Series A	1,230,733	164,803,219
Credit Suisse Group AG	6,243,770	52,304,733
Ems-Chemie Holding AG	16,529	16,349,355
Geberit AG (Reg.)	84,485	55,268,185
Givaudan SA	21,776	90,923,653
Holcim Ltd.	1,233,118	62,072,749
Julius Baer Group Ltd.	521,082	30,512,716
Kuehne & Nagel International AG	128,002	34,908,104
Lindt & Spruengli AG	255	28,622,449
Lindt & Spruengli AG (participation certificate)	2,495	26,466,195
Logitech International SA (Reg.)	407,751	30,511,571
Lonza Group AG	175,628	121,517,421
Nestle SA (Reg. S)	6,636,229	864,672,402
Novartis AG	5,165,529	454,005,889
Partners Group Holding AG	53,540	72,374,788
Roche Holding AG:
(Bearer) (c)	79,811	33,313,862
(participation certificate)	1,651,969	625,656,208
Schindler Holding AG:
(participation certificate)	95,353	21,878,303
(Reg.)	47,870	10,730,132
SGS SA (Reg.)	14,124	40,413,740
Siemens Energy AG	941,037	22,381,368
Sika AG	334,606	111,033,958
Sonova Holding AG	126,858	49,118,701
Straumann Holding AG	24,375	38,718,823
Swatch Group AG (Bearer)	68,300	21,003,366
Swatch Group AG (Bearer) (Reg.)	123,206	7,299,062
Swiss Life Holding AG	74,259	45,311,164
Swiss Prime Site AG	178,865	17,527,604
Swiss Re Ltd.	711,237	67,962,767
Swisscom AG	61,012	36,546,930
Temenos Group AG	158,225	15,903,909
UBS Group AG	8,293,041	152,565,168
VAT Group AG (b)	63,584	24,028,079
Vifor Pharma AG	114,822	20,154,640
Zurich Insurance Group Ltd.	354,684	162,798,563

TOTAL SWITZERLAND		3,937,081,753

United Kingdom - 13.8%
3i Group PLC	2,292,402	40,837,111
Abrdn PLC	5,138,155	14,241,563
Admiral Group PLC	459,338	18,298,001
Anglo American PLC (United Kingdom)	3,016,411	153,118,286
Antofagasta PLC	928,820	18,806,604
Ashtead Group PLC	1,052,293	68,379,961
Associated British Foods PLC	839,120	21,469,628
AstraZeneca PLC (United Kingdom)	3,652,286	443,922,046
Auto Trader Group PLC (b)	2,246,604	19,869,125
Aveva Group PLC	283,894	9,400,820
Aviva PLC	8,933,800	50,059,456
BAE Systems PLC	7,480,264	71,817,931
Barclays PLC	39,513,737	96,554,211
Barratt Developments PLC	2,415,621	19,675,753
Berkeley Group Holdings PLC	264,659	13,763,941
BP PLC	46,553,571	226,907,483
British American Tobacco PLC (United Kingdom)	5,140,415	225,288,518
British Land Co. PLC	2,070,812	14,633,852
BT Group PLC	21,024,966	52,459,272
Bunzl PLC	794,394	31,392,683
Burberry Group PLC	953,799	24,728,363
Compass Group PLC	4,208,478	95,124,474
Croda International PLC	328,616	32,894,112
Diageo PLC	5,496,797	272,324,210
GlaxoSmithKline PLC	11,862,369	247,379,368
Halma PLC	894,159	28,840,238
Hargreaves Lansdown PLC (c)	837,965	12,700,379
Hikma Pharmaceuticals PLC	408,992	11,386,319
HSBC Holdings PLC (United Kingdom)	47,968,828	333,013,139
Imperial Brands PLC	2,229,397	48,748,569
Informa PLC (a)	3,540,469	28,032,877
InterContinental Hotel Group PLC (a)	431,539	30,049,315
Intertek Group PLC	380,158	27,288,428
J Sainsbury PLC	4,119,536	15,193,348
JD Sports Fashion PLC	6,073,817	12,218,330
Johnson Matthey PLC	455,845	11,455,158
Kingfisher PLC	4,932,615	20,121,902
Land Securities Group PLC	1,657,203	17,560,920
Legal & General Group PLC	14,061,987	51,993,184
Lloyds Banking Group PLC	167,429,652	107,909,353
London Stock Exchange Group PLC	775,868	67,777,232
M&G PLC	6,124,904	16,861,098
Melrose Industries PLC	10,299,245	20,376,714
Mondi PLC	1,143,535	23,993,032
National Grid PLC	8,528,237	128,941,520
NatWest Group PLC	13,335,889	40,863,301
Next PLC	313,137	28,671,576
NMC Health PLC (a)	250,069	5,002
Ocado Group PLC (a)	1,149,497	21,138,002
Pearson PLC	1,782,220	15,417,810
Persimmon PLC	751,543	24,187,302
Phoenix Group Holdings PLC	1,647,293	13,653,259
Prudential PLC (a)	6,476,381	97,912,992
Reckitt Benckiser Group PLC	1,684,436	142,633,186
RELX PLC (London Stock Exchange)	4,561,256	138,903,942
Rentokil Initial PLC	4,379,296	29,719,505
Rio Tinto PLC	2,648,227	207,070,253
Rolls-Royce Holdings PLC (a)	19,708,766	27,187,496
Sage Group PLC	2,415,183	22,657,895
Schroders PLC	292,895	11,990,568
Segro PLC	2,836,712	49,333,390
Severn Trent PLC	589,509	22,680,183
Shell PLC:
(London)	18,152,029	478,683,476
rights (a)(e)	18,332,887	4,399,893
Smith & Nephew PLC	2,070,980	37,041,315
Smiths Group PLC	933,589	19,045,749
Spirax-Sarco Engineering PLC	173,684	27,677,329
SSE PLC	2,515,752	57,094,330
St. James's Place PLC	1,271,409	23,836,294
Standard Chartered PLC (United Kingdom)	6,173,337	43,994,893
Taylor Wimpey PLC	8,587,822	17,225,339
Tesco PLC	18,121,750	70,202,914
Unilever PLC	6,054,926	304,150,899
United Utilities Group PLC	1,606,802	23,061,881
Vodafone Group PLC	64,351,625	113,280,697
Whitbread PLC (a)	475,774	18,571,990

TOTAL UNITED KINGDOM		5,430,100,488

United States of America - 0.1%
Coca-Cola European Partners PLC	483,170	24,743,136
Fiverr International Ltd. (a)(c)	68,851	5,433,032

TOTAL UNITED STATES OF AMERICA		30,176,168

TOTAL COMMON STOCKS
(Cost $31,751,530,916)		37,642,526,335

Nonconvertible Preferred Stocks - 0.7%
France - 0.2%
Air Liquide SA (a)	355,967	59,127,966
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	137,622	11,129,227
Fuchs Petrolub AG	163,564	6,462,532
Henkel AG & Co. KGaA	415,614	32,986,336
Porsche Automobil Holding SE (Germany)	360,644	35,995,294
Sartorius AG (non-vtg.)	61,722	27,251,086
Volkswagen AG	437,347	85,972,651

TOTAL GERMANY		199,797,126

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $192,561,843)		258,925,092

Money Market Funds - 3.3%
Fidelity Cash Central Fund 0.07% (f)	1,172,572,931	1,172,807,446
Fidelity Securities Lending Cash Central Fund 0.07% (f)(g)	131,250,190	131,263,315
TOTAL MONEY MARKET FUNDS
(Cost $1,304,070,761)		1,304,070,761
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $33,248,163,520)		39,205,522,188
NET OTHER ASSETS (LIABILITIES) - 0.2%		77,528,565
NET ASSETS - 100%		$39,283,050,753

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	12,963	March 2022	$1,399,874,370	$(57,639,733)	$(57,639,733)

The notional amount of futures purchased as a percentage of Net Assets is 3.6%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $1,063,125,748.

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $649,180,433 or 1.7% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$941,129,198	$6,924,344,932	$6,692,666,684	$488,257	$(1,113)	$1,113	$1,172,807,446	2.2%
Fidelity Securities Lending Cash Central Fund 0.07%	11,422,542	1,690,411,584	1,570,570,811	2,459,994	--	--	131,263,315	0.3%
Total	$952,551,740	$8,614,756,516	$8,263,237,495	$2,948,251	$(1,113)	$1,113	$1,304,070,761

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,849,367,411	$346,654,422	$1,502,712,989	$--
Consumer Discretionary	4,591,335,654	831,518,279	3,759,817,375	--
Consumer Staples	3,982,411,277	564,407,519	3,418,003,758	--
Energy	1,505,491,219	175,298,659	1,330,192,560	--
Financials	6,603,584,471	1,701,219,134	4,902,365,243	94
Health Care	4,825,452,215	776,970,293	4,048,481,922	--
Industrials	5,837,885,259	1,516,101,553	4,321,783,706	--
Information Technology	3,227,881,166	1,112,384,210	2,115,496,956	--
Materials	3,048,428,372	838,330,930	2,210,097,442	--
Real Estate	1,097,245,198	691,258,573	405,986,625	--
Utilities	1,332,369,185	207,246,985	1,125,122,200	--
Money Market Funds	1,304,070,761	1,304,070,761	--	--
Total Investments in Securities:	$39,205,522,188	$10,065,461,318	$29,140,060,776	$94
Derivative Instruments:
Liabilities
Futures Contracts	$(57,639,733)	$(57,639,733)	$--	$--
Total Liabilities	$(57,639,733)	$(57,639,733)	$--	$--
Total Derivative Instruments:	$(57,639,733)	$(57,639,733)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(57,639,733)
Total Equity Risk	0	(57,639,733)
Total Value of Derivatives	$0	$(57,639,733)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022
Assets
Investment in securities, at value (including securities loaned of $121,814,960) — See accompanying schedule: Unaffiliated issuers (cost $31,944,092,759)	$37,901,451,427
Fidelity Central Funds (cost $1,304,070,761)	1,304,070,761
Total Investment in Securities (cost $33,248,163,520)		$39,205,522,188
Segregated cash with brokers for derivative instruments		63,975,578
Foreign currency held at value (cost $86,877,391)		86,962,407
Receivable for investments sold
Regular delivery		84,265,557
Delayed delivery		19,794,238
Receivable for fund shares sold		79,231,783
Dividends receivable		75,443,149
Reclaims receivable		77,040,793
Distributions receivable from Fidelity Central Funds		93,537
Other receivables		580,337
Total assets		39,692,909,567
Liabilities
Payable for investments purchased
Regular delivery	$192,611,322
Delayed delivery	4,399,893
Payable for fund shares redeemed	52,278,874
Accrued management fee	1,179,623
Payable for daily variation margin on futures contracts	27,552,202
Other payables and accrued expenses	580,326
Collateral on securities loaned	131,256,574
Total liabilities		409,858,814
Net Assets		$39,283,050,753
Net Assets consist of:
Paid in capital		$36,297,684,650
Total accumulated earnings (loss)		2,985,366,103
Net Assets		$39,283,050,753
Net Asset Value, offering price and redemption price per share ($39,283,050,753 ÷ 855,096,462 shares)		$45.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2022
Investment Income
Dividends		$1,007,648,689
Non-Cash dividends		127,327,529
Foreign tax reclaims		79,139,418
Interest		2,365
Income from Fidelity Central Funds (including $2,459,994 from security lending)		2,948,251
Income before foreign taxes withheld		1,217,066,252
Less foreign taxes withheld		(144,463,596)
Total income		1,072,602,656
Expenses
Management fee	$13,334,356
Independent trustees' fees and expenses	134,686
Total expenses before reductions	13,469,042
Expense reductions	(6)
Total expenses after reductions		13,469,036
Net investment income (loss)		1,059,133,620
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(210,594,920)
Fidelity Central Funds	(1,113)
Foreign currency transactions	(634,683)
Futures contracts	52,729,597
Total net realized gain (loss)		(158,501,119)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(236,440,553)
Fidelity Central Funds	1,113
Assets and liabilities in foreign currencies	(2,126,594)
Futures contracts	(69,170,301)
Total change in net unrealized appreciation (depreciation)		(307,736,335)
Net gain (loss)		(466,237,454)
Net increase (decrease) in net assets resulting from operations		$592,896,166

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2022	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,059,133,620	$652,593,824
Net realized gain (loss)	(158,501,119)	(1,859,286,426)
Change in net unrealized appreciation (depreciation)	(307,736,335)	6,410,835,939
Net increase (decrease) in net assets resulting from operations	592,896,166	5,204,143,337
Distributions to shareholders	(1,209,317,079)	(564,106,597)
Share transactions
Proceeds from sales of shares	13,946,782,203	9,403,139,235
Reinvestment of distributions	1,116,402,639	523,102,732
Cost of shares redeemed	(7,549,788,013)	(10,462,395,019)
Net increase (decrease) in net assets resulting from share transactions	7,513,396,829	(536,153,052)
Total increase (decrease) in net assets	6,896,975,916	4,103,883,688
Net Assets
Beginning of period	32,386,074,837	28,282,191,149
End of period	$39,283,050,753	$32,386,074,837
Other Information
Shares
Sold	283,143,293	236,940,238
Issued in reinvestment of distributions	23,044,145	11,773,638
Redeemed	(153,892,295)	(277,638,801)
Net increase (decrease)	152,295,143	(28,924,925)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Index Fund

Years ended February 28,	2022	2021	2020 A	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$46.08	$38.65	$39.67	$43.09	$36.88
Income from Investment Operations
Net investment income (loss)B,C	1.36	.97	1.28	1.23	1.13
Net realized and unrealized gain (loss)	.01	7.30	(.93)	(3.64)	6.16
Total from investment operations	1.37	8.27	.35	(2.41)	7.29
Distributions from net investment income	(1.51)	(.84)	(1.37)	(1.01)	(1.02)
Distributions from net realized gain	–	–	–	–	(.06)
Total distributions	(1.51)	(.84)	(1.37)	(1.01)	(1.08)
Net asset value, end of period	$45.94	$46.08	$38.65	$39.67	$43.09
Total ReturnD	2.81%	21.47%	.58%	(5.43)%	19.82%
Ratios to Average Net AssetsC,E,F
Expenses before reductions	.04%	.04%	.04%	.05%	.05%
Expenses net of fee waivers, if any	.04%	.04%	.04%	.05%	.05%
Expenses net of all reductions	.04%	.04%	.04%	.05%	.05%
Net investment income (loss)	2.76%	2.40%	3.12%	3.12%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$39,283,051	$32,386,075	$28,282,191	$25,169,575	$6,814,539
Portfolio turnover rateG	2%	7%	2%	3%H	2%H

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2022

1. Organization.

Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. Fidelity International Index Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign tax reclaims. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Total Market Index Fund	$1,058,790
Fidelity Extended Market Index Fund	543,359
Fidelity International Index Fund	482,090

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2022, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, certain deemed distributions, deferred trustees compensation, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Total Market Index Fund	$39,795,327,039	$35,884,229,638	$(3,568,400,938)	$32,315,828,700
Fidelity Extended Market Index Fund	32,205,813,991	14,926,446,222	(5,221,171,152)	9,705,275,070
Fidelity International Index Fund	33,625,606,010	9,561,637,784	(3,981,721,606)	5,579,916,178

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Total Market Index Fund	$103,278,264	$–	$(267,721,106)	$32,315,828,700
Fidelity Extended Market Index Fund	13,321,400	160,057,190	–	9,705,275,070
Fidelity International Index Fund	–	–	(2,547,640,100)	5,581,260,170

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryfoward
Fidelity Total Market Index Fund	$(123,052,184)	$(144,668,922)	$(267,721,106)
Fidelity International Index Fund	(318,177,328)	(2,229,462,772)	(2,547,640,100)

At period end, certain of the Funds intend to elect to defer to the next fiscal year end ordinary losses recognized during the period January 1, 2022 to February 28,2022. Loss deferrals were as follows:

Ordinary losses
Fidelity International Index Fund	$48,253,968

The tax character of distributions paid was as follows:

February 28, 2022
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Total Market Index Fund	$871,074,643	$–	$871,074,643
Fidelity Extended Market Index Fund	413,380,601	2,404,389,278	2,817,769,879
Fidelity International Index Fund	1,209,317,079	–	1,209,317,079

February 28, 2021
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Total Market Index Fund	$824,389,466	$–	$824,389,466
Fidelity Extended Market Index Fund	293,564,220	388,508,876	682,073,096
Fidelity International Index Fund	564,106,597	–	564,106,597

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period for Fidelity Total Market Index Fund and Fidelity Extended Market Index Fund. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Market Index Fund	7,995,195,601	2,365,872,558
Fidelity Extended Market Index Fund	15,934,352,829	7,416,362,635
Fidelity International Index Fund	8,027,365,190	858,073,950

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Extended Market Index Fund	11,358,735	659,324,385	1,030,395,694

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Total Market Index Fund	522,575	45,655,041	49,085,493
Fidelity Extended Market Index Fund	2,441,436	141,281,001	204,701,487

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Total Market Index Fund	2,431,496	274,588,843

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .015%, .035% and .035% of average net assets for Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund, respectively. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .015%, .035% and .035% of average net assets for Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund, respectively. These expense contracts will remain in place through April 30, 2023.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Fidelity Extended Market Index Fund	Borrower	$17,105,096.32%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Total Market Index Fund	$1,016,818	$359,319	$10,461,114
Fidelity Extended Market Index Fund	$3,544,529	$1,008,853	$17,677,921
Fidelity International Index Fund	$259,111	$–	$–

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Total Market Index Fund	$396
Fidelity Extended Market Index Fund	4,950
Fidelity International Index Fund	6

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Total Market Index Fund, Fidelity Extended Market Index Fund and Fidelity International Index Fund (three of the funds constituting Fidelity Concord Street Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2022, the related statements of operations for the year ended February 28, 2022, the statements of changes in net assets for each of the two years in the period ended February 28, 2022, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2022 and each of the financial highlights for each of the five years in the period ended February 28, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 14, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 317 funds. Mr. Chiel oversees 182 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Bettina Doulton (1964)

Year of Election or Appointment: 2021

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Thomas P. Bostick (1956)

Year of Election or Appointment: 2021

Trustee

Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University’s Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Oscar Munoz (1959)

Year of Election or Appointment: 2021

Trustee

Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2020

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Total Market Index Fund	.01%
Actual		$1,000.00	$954.80	$.05
Hypothetical-C		$1,000.00	$1,024.74	$.05
Fidelity Extended Market Index Fund	.03%
Actual		$1,000.00	$869.00	$.14
Hypothetical-C		$1,000.00	$1,024.65	$.15
Fidelity International Index Fund	.04%
Actual		$1,000.00	$929.30	$.19
Hypothetical-C		$1,000.00	$1,024.60	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Total Market Index Fund	04/11/22	04/08/22	$0.178	$0.000
Fidelity Extended Market Index Fund	04/11/22	04/08/22	$0.028	$0.328
Fidelity International Index Fund	04/11/22	04/08/22	$0.000	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended February 28, 2022, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Extended Market Index Fund	$496,594,325

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	April 2021	December 2021
Fidelity Total Market Index Fund	100%	85%
Fidelity Extended Market Index Fund	81%	62%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	April 2021	December 2021
Fidelity Total Market Index Fund	100%	89%
Fidelity Extended Market Index Fund	96%	70%
Fidelity International Index Fund	100%	73%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	April 2021	December 2021
Fidelity Total Market Index Fund	1%	8%
Fidelity Extended Market Index Fund	1%	24%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity International Index Fund	04/12/21	$0.1149	$0.0099
Fidelity International Index Fund	12/13/21	$1.3561	$0.0659

The funds will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SIF-I-ANN-0422
1.929379.110

Fidelity® Series Total Market Index Fund

Annual Report

February 28, 2022

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2022	Past 1 year	Life of fundA
Fidelity® Series Total Market Index Fund	11.87%	16.31%

 A From April 26, 2019

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity® Series Total Market Index Fund on April 26, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Dow Jones U.S. Total Stock Market Index℠ performed over the same period.

Period Ending Values
$15,375	Fidelity® Series Total Market Index Fund
$15,381	Dow Jones U.S. Total Stock Market Index℠

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 16.39% for the 12 months ending February 28, 2022. U.S. large-cap equities retreated to begin the new year after posting a strong result in 2021 amid improved economic growth, strong corporate earnings, widespread COVID-19 vaccination, and accommodative fiscal and monetary stimulus. These tailwinds, among others, have supported the historic rebound for U.S. stocks since the early-2020 outbreak and spread of COVID-19. The uptrend was briefly interrupted in September, with the index returning -4.65% as sentiment turned broadly negative due to a host of factors. These included inflationary pressure from surging commodity prices, rising bond yields, supply constraint and disruption, and the delta variant of the coronavirus. Also, the U.S. Federal Reserve signaled it could soon begin to taper the bond purchases it has made since the onset of the pandemic. The S&P 500® reversed course in October, rising 7.01% on earnings strength, followed by a 4.48% advance in December, after studies suggested that the omicron variant resulted in fewer severe COVID-19 cases. Uncertainty then washed over the market as the calendar turned. Stocks slid as investors digested geopolitical unrest, with Russia invading and escalating its attack on Ukraine, and the Fed’s accelerated plan to hike interest rates amid soaring inflation. The year-to-date pullback for the index was -8.01%. For the full 12 months, energy stocks rose 55%, driven by surging oil prices, whereas communications services (+1%) notably lagged.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund gained 11.87%, roughly in line with the 11.93% advance of the benchmark Dow Jones U.S. Total Stock Market Index. By sector, information technology rose 13% and contributed most. Financials, which gained roughly 21%, also helped. The energy sector rose 53%. Consumer staples gained 21%, health care advanced roughly 7%, and industrials advanced about 7%. Other notable contributors included the real estate (+18%), consumer discretionary (+4%), utilities (+19%), and materials (+16%) sectors. Conversely, stocks in the communication services sector returned -2% and detracted most. Turning to individual stocks, the top contributor was Apple (+37%), from the technology hardware & equipment segment. In software & services, Microsoft (+30%) was helpful, and Alphabet (+33%) from the media & entertainment industry also contributed. Nvidia, within the semiconductors & semiconductor equipment category, rose about 78% and Tesla, within the automobiles & components group, gained approximately 28% and boosted the fund. Conversely, the biggest individual detractor was PayPal Holdings (-57%), from the software & services category. In media & entertainment, Meta Platforms (-18%), Disney (-22%), and Netflix (-27%) hurt. Zoom Video Communications, within the software & services segment, returned about -64% and hindered the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2022

% of fund's net assets
Apple, Inc.	5.8
Microsoft Corp.	5.1
Amazon.com, Inc.	3.0
Alphabet, Inc. Class A	1.8
Alphabet, Inc. Class C	1.7
Tesla, Inc.	1.6
NVIDIA Corp.	1.4
Berkshire Hathaway, Inc. Class B	1.3
Meta Platforms, Inc. Class A	1.1
UnitedHealth Group, Inc.	1.0
23.8

Top Market Sectors as of February 28, 2022

% of fund's net assets
Information Technology	27.0
Health Care	13.1
Financials	12.2
Consumer Discretionary	11.8
Industrials	8.8
Communication Services	8.7
Consumer Staples	5.7
Energy	3.6
Real Estate	3.4
Materials	2.8

Asset Allocation (% of fund's net assets)

As of February 28, 2022*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 3.4%

Schedule of Investments February 28, 2022

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 1.0%
Anterix, Inc. (a)	19,378	$1,032,460
AST SpaceMobile, Inc. (a)(b)	43,793	310,054
AT&T, Inc.	7,644,390	181,095,599
ATN International, Inc.	11,429	380,929
Bandwidth, Inc. (a)(b)	24,736	755,685
Cogent Communications Group, Inc.	49,447	3,134,940
Consolidated Communications Holdings, Inc. (a)	76,327	543,448
Cuentas, Inc. (a)(b)	11,438	10,675
EchoStar Holding Corp. Class A (a)	41,162	1,001,883
Frontier Communications Parent, Inc. (a)	222,418	6,127,616
Globalstar, Inc. (a)(b)	702,760	829,257
IDT Corp. Class B (a)	18,580	669,995
Iridium Communications, Inc. (a)	141,264	5,592,642
Liberty Global PLC:
Class A (a)	133,796	3,449,261
Class C (a)	412,761	10,678,127
Liberty Latin America Ltd.:
Class A (a)	37,031	372,162
Class C (a)	170,791	1,723,281
Lumen Technologies, Inc. (b)	976,072	10,112,106
Nextplat Corp. (a)	4,554	13,844
Ooma, Inc. (a)	23,168	387,369
Radius Global Infrastructure, Inc. (a)	62,291	801,062
Verizon Communications, Inc.	4,432,606	237,897,964
		466,920,359
Entertainment - 1.4%
Activision Blizzard, Inc.	833,687	67,945,491
AMC Entertainment Holdings, Inc. Class A (a)(b)	546,205	10,301,426
Ballantyne of Omaha, Inc. (a)	17,326	48,513
Chicken Soup For The Soul Entertainment, Inc. (a)	9,249	89,715
Cinedigm Corp. (a)(b)	147,471	116,532
Cinemark Holdings, Inc. (a)(b)	118,015	2,069,983
CuriosityStream, Inc. Class A (a)(b)	29,764	108,936
Dolphin Entertainment, Inc. (a)	5,671	23,761
Electronic Arts, Inc.	303,587	39,493,633
Gaia, Inc. Class A (a)	13,289	90,232
Grom Social Enterprises, Inc. (a)(b)	12,514	13,265
Lions Gate Entertainment Corp.:
Class A (a)(b)	109,652	1,684,255
Class B (a)	82,864	1,180,812
Live Nation Entertainment, Inc. (a)	144,703	17,483,016
LiveOne, Inc. (a)	71,440	61,110
Madison Square Garden Entertainment Corp. (a)(b)	27,002	2,115,877
Madison Square Garden Sports Corp. (a)	18,714	3,237,522
Marcus Corp. (a)(b)	22,722	413,086
Motorsport Games, Inc. Class A (a)	2,692	9,180
Netflix, Inc. (a)	474,608	187,242,348
Playstudios, Inc. Class A (a)	84,229	384,084
Playtika Holding Corp. (a)	108,242	2,229,785
Reading International, Inc. Class A (a)	15,573	68,988
Redbox Entertainment, Inc. (a)(b)	17,714	33,302
Reservoir Media, Inc. (a)	35,279	253,303
Roku, Inc. Class A (a)	126,674	17,674,823
Sciplay Corp. (A Shares) (a)	26,139	340,853
Skillz, Inc. (a)	278,347	865,659
Take-Two Interactive Software, Inc. (a)	123,710	20,041,020
The Walt Disney Co. (a)	1,946,426	288,966,404
Warner Music Group Corp. Class A	116,248	4,210,503
World Wrestling Entertainment, Inc. Class A (b)	47,212	2,797,783
Zynga, Inc. (a)	1,135,325	10,308,751
		681,903,951
Interactive Media & Services - 5.0%
Alphabet, Inc.:
Class A (a)	322,884	872,154,888
Class C (a)	298,749	805,971,027
Angi, Inc. (a)(b)	79,706	549,174
Autoweb, Inc. (a)(b)	6,160	15,154
Bumble, Inc. (b)	78,416	2,009,802
CarGurus, Inc. Class A (a)	93,887	4,548,825
Cars.com, Inc. (a)	68,411	1,106,890
Creatd, Inc. (a)(b)	11,066	15,714
DHI Group, Inc. (a)	44,469	251,695
Eventbrite, Inc. (a)(b)	90,282	1,364,161
EverQuote, Inc. Class A (a)	21,013	312,673
fuboTV, Inc. (a)(b)	154,327	1,319,496
IAC (a)	90,270	10,359,385
Izea Worldwide, Inc. (a)	52,301	56,485
Kubient, Inc. (a)(b)	9,055	17,567
Liberty TripAdvisor Holdings, Inc. (a)	74,921	158,833
Match Group, Inc. (a)	303,095	33,792,062
MediaAlpha, Inc. Class A (a)(b)	21,702	311,641
Meta Platforms, Inc. Class A (a)	2,534,671	534,891,621
NerdWallet, Inc. (b)	8,417	96,375
Nextdoor Holdings, Inc. (a)(b)	68,978	432,492
Outbrain, Inc.	9,538	124,376
Paltalk, Inc. (b)	4,883	13,331
Pinterest, Inc. Class A (a)	600,969	16,075,921
QuinStreet, Inc. (a)	52,636	592,155
Snap, Inc. Class A (a)	1,145,016	45,731,939
Society Pass, Inc. (b)	3,224	8,415
Super League Gaming, Inc. (a)(b)	51,901	116,258
Travelzoo, Inc. (a)	7,224	70,506
TripAdvisor, Inc. (a)	104,868	2,667,842
TrueCar, Inc. (a)	89,115	297,644
Twitter, Inc. (a)	860,504	30,590,917
Vimeo, Inc. (a)	166,400	2,161,536
Yelp, Inc. (a)	76,996	2,609,394
Zedge, Inc. (a)	13,083	91,319
Ziff Davis, Inc. (a)	50,926	5,123,156
ZipRecruiter, Inc. (a)	12,520	250,150
Zoominfo Technologies, Inc. (a)	323,179	17,674,660
		2,393,935,479
Media - 1.1%
Advantage Solutions, Inc. Class A (a)	104,584	823,076
Altice U.S.A., Inc. Class A (a)	238,533	2,757,441
AMC Networks, Inc. Class A (a)(b)	30,843	1,278,442
Audacy, Inc. Class A (a)	125,603	389,369
Beasley Broadcast Group, Inc. Class A (a)	5,666	10,595
Boston Omaha Corp. (a)	18,121	507,207
Cable One, Inc.	5,454	7,814,764
Cardlytics, Inc. (a)(b)	35,770	2,074,660
Cbdmd, Inc. (a)(b)	36,552	31,435
Charter Communications, Inc. Class A (a)	132,571	79,778,576
Clear Channel Outdoor Holdings, Inc. (a)	498,807	1,865,538
Comcast Corp. Class A	4,884,364	228,392,861
comScore, Inc. (a)(b)	73,661	192,992
Cumulus Media, Inc. (a)	18,958	217,259
Daily Journal Corp. (a)	834	269,682
DallasNews Corp.	1,634	10,572
Digital Media Solutions, Inc. Class A (a)(b)	10,331	35,332
Discovery Communications, Inc.:
Class A (a)	174,270	4,888,274
Class C (non-vtg.) (a)	330,456	9,242,854
DISH Network Corp. Class A (a)	270,352	8,640,450
E.W. Scripps Co. Class A (a)	60,760	1,352,518
Emerald Holding, Inc. (a)	24,466	87,588
Entravision Communication Corp. Class A	65,381	418,438
Fluent, Inc. (a)	49,180	69,836
Fox Corp.:
Class A	356,259	14,902,314
Class B	141,468	5,412,566
Gannett Co., Inc. (a)(b)	152,499	756,395
Gray Television, Inc.	94,634	2,217,275
Hemisphere Media Group, Inc. (a)	19,388	103,726
iHeartMedia, Inc. (a)	117,422	2,518,702
Insignia Systems, Inc. (a)	212	1,736
Integral Ad Science Holding Corp.	16,643	311,391
Interpublic Group of Companies, Inc.	419,848	15,450,406
John Wiley & Sons, Inc. Class A	46,690	2,348,974
Lee Enterprises, Inc. (a)	5,218	173,759
Liberty Broadband Corp.:
Class A (a)	39,784	5,761,121
Class C (a)	136,845	20,075,162
Liberty Media Corp.:
Liberty Braves Class A (a)	15,624	400,443
Liberty Braves Class C (a)	34,408	849,878
Liberty Formula One Group Series C (a)	206,540	12,543,174
Liberty Media Class A (a)	36,164	2,030,970
Liberty SiriusXM Series A	91,526	4,609,249
Liberty SiriusXM Series C (a)	166,377	8,372,091
Loyalty Ventures, Inc. (a)	21,094	506,256
Magnite, Inc. (a)	122,396	1,784,534
Marchex, Inc. Class B (a)	22,844	44,546
Mediaco Holding, Inc. (a)	1,561	9,069
National CineMedia, Inc.	58,231	172,946
News Corp.:
Class A	375,698	8,385,579
Class B	176,721	3,963,852
Nexstar Broadcasting Group, Inc. Class A	44,974	8,322,439
Nextplay Technologies, Inc. (a)	73,271	43,362
Omnicom Group, Inc.	228,517	19,170,291
Paramount Global Class B	596,644	18,263,273
PubMatic, Inc. (a)(b)	29,414	900,068
Saga Communications, Inc. Class A	4,281	98,549
Salem Communications Corp. Class A (a)	11,612	41,455
Scholastic Corp.	31,892	1,342,015
Sinclair Broadcast Group, Inc. Class A (b)	51,450	1,543,500
Sirius XM Holdings, Inc. (b)	970,499	5,978,274
SPAR Group, Inc. (a)	5,651	7,516
Stagwell, Inc. (a)	62,212	471,567
TechTarget, Inc. (a)	28,088	2,201,537
Tegna, Inc.	241,617	5,537,862
The New York Times Co. Class A	183,566	8,075,068
Thryv Holdings, Inc. (a)	17,922	544,829
Townsquare Media, Inc. (a)	9,876	112,685
Urban One, Inc.:
Class A (a)	6,773	36,032
Class D (non-vtg.) (a)	23,198	104,391
ViacomCBS, Inc. Class A (b)	54,347	1,850,515
WideOpenWest, Inc. (a)	54,886	932,513
Xcel Brands, Inc. (a)	4,185	5,189
		540,438,803
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)(b)	70,931	1,010,057
KORE Group Holdings, Inc. (a)	34,817	179,656
NII Holdings, Inc. (a)(c)	62,298	16,197
Shenandoah Telecommunications Co.	51,981	1,161,775
Spok Holdings, Inc.	18,114	158,679
SurgePays, Inc. (a)	10,626	31,984
T-Mobile U.S., Inc. (a)	628,257	77,407,545
Telephone & Data Systems, Inc.	104,545	1,813,856
U.S. Cellular Corp. (a)	19,104	525,551
		82,305,300

TOTAL COMMUNICATION SERVICES		4,165,503,892

CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.3%
Adient PLC (a)	101,910	4,560,473
American Axle & Manufacturing Holdings, Inc. (a)	120,532	1,116,126
Aptiv PLC (a)	290,369	37,585,363
Autoliv, Inc.	83,347	7,335,369
BorgWarner, Inc.	254,127	10,421,748
Cooper-Standard Holding, Inc. (a)	18,379	233,781
Dana, Inc.	153,255	2,853,608
Dorman Products, Inc. (a)	31,620	2,953,940
Fox Factory Holding Corp. (a)	44,720	5,277,854
Garrett Motion, Inc. (a)(b)	59,868	434,043
Gentex Corp.	257,625	7,798,309
Gentherm, Inc. (a)	36,251	3,075,535
Holley, Inc. (a)	38,919	504,779
Horizon Global Corp. (a)	20,130	106,689
LCI Industries	28,089	3,497,642
Lear Corp.	64,677	10,176,279
Luminar Technologies, Inc. (a)(b)	228,724	3,208,998
Modine Manufacturing Co. (a)	55,576	561,318
Motorcar Parts of America, Inc. (a)	19,914	321,611
Patrick Industries, Inc.	23,814	1,698,891
QuantumScape Corp. Class A (a)(b)	264,575	4,270,241
Standard Motor Products, Inc.	19,949	871,971
Stoneridge, Inc. (a)	27,978	461,917
Strattec Security Corp. (a)	3,924	149,112
Superior Industries International, Inc. (a)	25,832	100,745
Sypris Solutions, Inc. (a)	11,199	28,109
Tenneco, Inc. (a)	79,675	1,536,134
The Goodyear Tire & Rubber Co. (a)	297,574	4,609,421
Unique Fabricating, Inc. (a)(b)	2,233	4,332
Veoneer, Inc. (a)	106,447	3,773,546
Visteon Corp. (a)	29,896	3,592,602
XL Fleet Corp. (Class A) (a)(b)	97,067	189,281
XPEL, Inc. (a)(b)	17,652	1,281,535
		124,591,302
Automobiles - 2.0%
Arcimoto, Inc. (a)(b)	32,018	188,266
AYRO, Inc. (a)(b)	21,854	27,755
Canoo, Inc. (a)(b)	152,631	876,102
Electric Last Mile Solutions, Inc. (a)(b)	57,165	124,620
Faraday Future Intelligent Electric, Inc. (a)(b)	184,750	1,062,313
Fisker, Inc. (a)(b)	156,614	1,910,691
Ford Motor Co.	4,203,105	73,806,524
General Motors Co. (a)	1,557,182	72,751,543
Harley-Davidson, Inc. (b)	163,282	6,743,547
Lordstown Motors Corp. Class A (a)(b)	127,851	328,577
Lucid Group, Inc. Class A (a)(b)	589,026	17,069,973
Mullen Automotive, Inc. (a)(b)	3,917	6,620
Rivian Automotive, Inc. (b)	165,317	11,168,817
Tesla, Inc. (a)	871,368	758,464,848
Thor Industries, Inc. (b)	58,937	5,333,799
Volcon, Inc.	6,151	11,502
Winnebago Industries, Inc.	35,656	2,284,480
Workhorse Group, Inc. (a)(b)	145,707	456,063
		952,616,040
Distributors - 0.1%
Amcon Distributing Co.	146	23,783
Educational Development Corp.	7,003	55,184
Funko, Inc. (a)	27,819	485,720
Genuine Parts Co.	152,844	18,671,423
Kaival Brands Innovations Group, Inc. (a)(b)	17,015	50,194
LKQ Corp.	291,102	13,667,239
Pool Corp.	43,034	19,734,532
Weyco Group, Inc.	6,495	161,401
		52,849,476
Diversified Consumer Services - 0.1%
2U, Inc. (a)(b)	80,817	848,579
Adtalem Global Education, Inc. (a)	52,673	1,094,545
American Public Education, Inc. (a)	19,821	395,627
Aspen Group, Inc. (a)(b)	20,278	24,942
Bright Horizons Family Solutions, Inc. (a)	64,980	8,488,987
Carriage Services, Inc.	15,898	782,341
Chegg, Inc. (a)(b)	157,060	4,911,266
Coursera, Inc.	88,054	1,790,138
Duolingo, Inc. (a)(b)	6,171	532,496
European Wax Center, Inc. (b)	16,029	398,641
Frontdoor, Inc. (a)	90,127	2,708,316
Graham Holdings Co.	4,345	2,611,910
Grand Canyon Education, Inc. (a)	44,336	3,849,695
H&R Block, Inc. (b)	188,877	4,686,038
Houghton Mifflin Harcourt Co. (a)	135,048	2,829,256
Laureate Education, Inc. Class A	106,554	1,155,045
Lincoln Educational Services Corp. (a)	23,937	184,554
Mister Car Wash, Inc.	41,080	658,102
Nerdy, Inc. Class A (a)	70,242	316,791
OneSpaWorld Holdings Ltd. (a)	61,545	636,375
Perdoceo Education Corp. (a)	73,728	771,932
PowerSchool Holdings, Inc. (b)	43,716	688,527
Regis Corp. (a)(b)	37,935	68,662
Rover Group, Inc. Class A (a)	79,975	456,657
Service Corp. International	177,308	10,789,192
StoneMor, Inc. (a)	67,085	174,421
Strategic Education, Inc. (b)	24,078	1,421,084
Stride, Inc. (a)	46,621	1,565,533
Terminix Global Holdings, Inc. (a)	131,361	5,590,724
The Beachbody Co., Inc. (a)(b)	98,372	196,744
Udemy, Inc.	15,913	209,892
Universal Technical Institute, Inc. (a)	33,956	293,380
Vivint Smart Home, Inc. Class A (a)	41,540	298,673
WW International, Inc. (a)	56,132	571,985
Xpresspa Group, Inc. (a)	115,040	123,093
Zovio, Inc. (a)	25,669	28,493
		62,152,636
Hotels, Restaurants & Leisure - 2.1%
Accel Entertainment, Inc. (a)	60,482	791,709
Airbnb, Inc. Class A (a)	370,888	56,185,823
Allied Esports Entertainment, Inc. (a)(b)	18,221	32,798
ARAMARK Holdings Corp.	276,593	10,222,877
Ark Restaurants Corp. (a)	2,024	38,011
Bally's Corp. (a)(b)	31,427	1,132,001
BBQ Holdings, Inc. (a)	9,639	142,850
Biglari Holdings, Inc. (a)	73	52,137
Biglari Holdings, Inc. (a)	781	107,333
BJ's Restaurants, Inc. (a)	25,084	804,444
Bloomin' Brands, Inc. (b)	86,475	2,128,150
Bluegreen Vacations Holding Corp. Class A (a)	14,313	405,630
Booking Holdings, Inc. (a)	44,014	95,609,412
Boyd Gaming Corp.	87,272	6,191,076
Brinker International, Inc. (a)	48,294	2,054,427
BurgerFi International, Inc. (a)	12,624	64,509
Caesars Entertainment, Inc. (a)	228,444	19,232,700
Carnival Corp. (a)	858,883	17,461,091
Carrols Restaurant Group, Inc.	32,790	86,566
Century Casinos, Inc. (a)	29,417	361,829
Chipotle Mexican Grill, Inc. (a)	30,082	45,825,415
Choice Hotels International, Inc.	34,782	5,020,782
Churchill Downs, Inc.	37,532	9,040,333
Chuy's Holdings, Inc. (a)	20,986	684,144
Cracker Barrel Old Country Store, Inc.	25,026	3,360,241
Darden Restaurants, Inc.	138,203	20,069,840
Dave & Buster's Entertainment, Inc. (a)	41,191	1,785,218
Del Taco Restaurants, Inc.	42,120	525,658
Denny's Corp. (a)	67,500	1,067,850
Dine Brands Global, Inc.	18,400	1,542,656
Domino's Pizza, Inc.	38,738	16,742,951
DraftKings, Inc. Class A (a)(b)	356,041	8,431,051
Drive Shack, Inc. (a)	94,875	126,184
Dutch Bros, Inc. (b)	24,272	1,170,153
El Pollo Loco Holdings, Inc. (a)	21,214	281,510
Esports Entertainment Group, Inc. (a)(b)	22,168	19,064
Esports Technologies, Inc. (a)(b)	2,137	17,673
Everi Holdings, Inc. (a)	98,919	2,314,705
Expedia, Inc. (a)	157,271	30,842,416
F45 Training Holdings, Inc.	22,920	352,510
FAT Brands, Inc.:
Class A	166	1,223
Class B (b)	6,852	63,655
Fiesta Restaurant Group, Inc. (a)	18,933	190,655
First Watch Restaurant Group, Inc.	10,259	148,858
Flanigans Enterprises, Inc.	648	18,909
Full House Resorts, Inc. (a)	37,143	326,858
GAN Ltd. (a)(b)	43,218	288,264
Golden Entertainment, Inc. (a)	21,736	1,237,430
Golden Nugget Online Gaming, Inc. (a)	44,959	386,647
Good Times Restaurants, Inc. (a)	10,762	44,232
Hall of Fame Resort & Entertainment Co. (a)(b)	58,045	61,528
Hilton Grand Vacations, Inc. (a)	94,300	4,890,398
Hilton Worldwide Holdings, Inc. (a)	300,824	44,780,661
Hyatt Hotels Corp. Class A (a)	52,948	5,141,780
Inspired Entertainment, Inc. (a)	23,667	341,041
Jack in the Box, Inc.	23,010	1,985,073
Krispy Kreme, Inc. (b)	32,315	481,817
Kura Sushi U.S.A., Inc. Class A (a)	4,503	237,308
Las Vegas Sands Corp. (a)	366,505	15,708,404
Life Time Group Holdings, Inc. (b)	40,978	637,208
Lindblad Expeditions Holdings (a)	32,714	580,019
Lottery.Com, Inc. (a)	36,408	143,812
Luby's, Inc. (a)	19,077	53,225
Marriott International, Inc. Class A (a)	293,925	50,008,400
Marriott Vacations Worldwide Corp.	46,894	7,534,459
McDonald's Corp.	799,584	195,714,176
Membership Collective Group, Inc. Class A	34,027	278,681
MGM Resorts International	415,922	18,421,185
Monarch Casino & Resort, Inc. (a)	14,201	1,106,258
Nathan's Famous, Inc. (b)	2,915	169,507
Noodles & Co. (a)	40,336	275,898
Norwegian Cruise Line Holdings Ltd. (a)(b)	395,730	7,712,778
Papa John's International, Inc.	34,268	3,660,508
Penn National Gaming, Inc. (a)	176,266	9,051,259
Planet Fitness, Inc. (a)	88,442	7,484,846
Playa Hotels & Resorts NV (a)	142,730	1,348,799
PlayAGS, Inc. (a)	31,282	261,830
Portillo's, Inc. (b)	23,511	589,186
Potbelly Corp. (a)	23,387	133,072
Rave Restaurant Group, Inc. (a)	10,032	10,835
RCI Hospitality Holdings, Inc.	8,574	556,624
Red Robin Gourmet Burgers, Inc. (a)	17,821	312,759
Red Rock Resorts, Inc.	56,577	2,844,692
Royal Caribbean Cruises Ltd. (a)	239,851	19,360,773
Rush Street Interactive, Inc. (a)	56,613	584,812
Ruth's Hospitality Group, Inc.	33,736	836,990
Scientific Games Corp. Class A (a)	105,419	6,632,963
SeaWorld Entertainment, Inc. (a)	54,655	3,792,510
Shake Shack, Inc. Class A (a)	41,674	3,113,881
Six Flags Entertainment Corp. (a)	82,132	3,585,883
Starbucks Corp.	1,262,662	115,899,745
Target Hospitality Corp. (a)	28,885	90,988
Texas Roadhouse, Inc. Class A	76,261	7,237,932
The Cheesecake Factory, Inc. (a)(b)	51,662	2,210,617
The ONE Group Hospitality, Inc. (a)	25,849	303,467
Travel+Leisure Co.	91,560	5,131,938
Vail Resorts, Inc.	43,484	11,329,756
Wendy's Co.	186,987	4,252,084
Wingstop, Inc. (b)	31,614	4,595,095
Wyndham Hotels & Resorts, Inc.	98,841	8,540,851
Wynn Resorts Ltd. (a)	112,385	9,723,550
Xponential Fitness, Inc. (b)	11,206	234,654
Yum! Brands, Inc.	312,933	38,359,327
		993,368,300
Household Durables - 0.5%
Aterian, Inc. (a)(b)	42,944	128,403
Bassett Furniture Industries, Inc. (b)	9,409	165,128
Beazer Homes U.S.A., Inc. (a)	35,431	580,005
Cavco Industries, Inc. (a)	9,185	2,504,107
Century Communities, Inc. (b)	32,845	2,092,883
Cricut, Inc. (a)(b)	38,382	642,131
D.R. Horton, Inc.	347,678	29,691,701
Dixie Group, Inc. (a)	13,394	54,514
Dream Finders Homes, Inc. (a)(b)	18,871	379,685
Emerson Radio Corp. (a)	6,994	4,931
Ethan Allen Interiors, Inc. (b)	22,620	589,477
Flexsteel Industries, Inc.	6,418	138,565
Garmin Ltd.	162,422	17,937,886
GoPro, Inc. Class A (a)	136,001	1,169,609
Green Brick Partners, Inc. (a)	55,151	1,278,952
Hamilton Beach Brands Holding Co. Class A	7,024	106,062
Harbor Custom Development, Inc. (a)(b)	15,633	32,829
Helen of Troy Ltd. (a)	25,765	5,299,088
Hooker Furnishings Corp.	13,535	284,235
Hovnanian Enterprises, Inc. Class A (a)	5,030	483,484
Installed Building Products, Inc.	26,859	2,597,265
iRobot Corp. (a)(b)	28,549	1,774,606
KB Home	90,684	3,501,309
Koss Corp. (a)	6,129	46,887
La-Z-Boy, Inc.	46,621	1,360,401
Landsea Homes Corp. (a)	12,296	80,293
Legacy Housing Corp. (a)	11,927	303,781
Leggett & Platt, Inc.	141,021	5,229,059
Lennar Corp.:
Class A	280,810	25,239,203
Class B	27,819	2,100,335
LGI Homes, Inc. (a)	22,585	2,848,646
Lifetime Brands, Inc.	12,264	160,658
Live Ventures, Inc. (a)	1,305	42,804
Lovesac (a)	14,359	610,114
M.D.C. Holdings, Inc.	61,762	2,738,527
M/I Homes, Inc. (a)	31,981	1,576,343
Meritage Homes Corp. (a)	39,387	3,882,770
Mohawk Industries, Inc. (a)	57,995	8,164,536
Nephros, Inc. (a)	3,430	15,538
Newell Brands, Inc.	404,779	9,613,501
Nova LifeStyle, Inc. (a)(b)	1,541	2,034
NVR, Inc. (a)	3,483	17,270,247
PulteGroup, Inc.	271,927	13,503,895
Purple Innovation, Inc. (a)	61,950	372,939
Skyline Champion Corp. (a)	58,250	3,916,730
Snap One Holdings Corp. (a)	14,028	275,510
Sonos, Inc. (a)(b)	133,407	3,654,018
Taylor Morrison Home Corp. (a)	134,536	3,968,812
Tempur Sealy International, Inc.	203,456	6,716,083
Toll Brothers, Inc.	125,173	6,791,887
TopBuild Corp. (a)	35,832	7,692,414
Traeger, Inc. (a)(b)	25,644	253,106
TRI Pointe Homes, Inc. (a)	124,529	2,785,714
Tupperware Brands Corp. (a)(b)	51,438	937,715
Universal Electronics, Inc. (a)	13,723	456,015
Vizio Holding Corp. (a)(b)	38,829	527,298
VOXX International Corp. (a)	16,252	174,384
Vuzix Corp. (a)(b)	63,834	361,300
Weber, Inc. (b)	19,524	222,964
Whirlpool Corp.	64,584	12,998,822
ZAGG, Inc. rights (a)(c)	23,001	2,070
		218,334,208
Internet & Direct Marketing Retail - 3.2%
1-800-FLOWERS.com, Inc. Class A (a)(b)	27,398	424,121
1847 Goedeker, Inc. (a)(b)	109,164	208,503
1stDibs.com, Inc. (b)	6,796	74,416
Amazon.com, Inc. (a)	467,157	1,434,760,608
BARK, Inc. (a)(b)	82,683	260,451
CarParts.com, Inc. (a)(b)	47,677	399,056
Chewy, Inc. (a)(b)	94,866	4,471,983
ContextLogic, Inc. (a)(b)	362,319	858,696
Digital Brands Group, Inc. (b)	2,370	2,631
Doordash, Inc. (a)	172,982	18,154,461
Duluth Holdings, Inc. (a)	13,795	192,164
eBay, Inc.	672,575	36,715,869
Etsy, Inc. (a)	135,333	20,961,728
Groupon, Inc. (a)(b)	21,019	456,533
iMedia Brands, Inc. (a)	20,225	135,305
iPower, Inc. (b)	2,046	3,069
Lands' End, Inc. (a)	12,795	217,003
Liquidity Services, Inc. (a)	28,302	487,643
Lulu's Fashion Lounge Holdings, Inc.	9,791	97,616
Overstock.com, Inc. (a)(b)	45,688	2,599,647
PARTS iD, Inc. (a)(b)	3,233	6,757
PetMed Express, Inc. (b)	26,522	714,768
Porch Group, Inc. Class A (a)	80,781	654,326
Poshmark, Inc. (a)(b)	38,419	573,211
Quotient Technology, Inc. (a)	109,629	727,937
Qurate Retail, Inc. Series A	378,325	2,084,571
Remark Holdings, Inc. (a)(b)	83,320	64,031
Rent the Runway, Inc. Class A (b)	19,968	121,206
Revolve Group, Inc. (a)	41,937	1,989,072
RumbleON, Inc. Class B (a)(b)	9,315	266,782
Shutterstock, Inc.	24,784	2,243,696
Stitch Fix, Inc. (a)	88,157	1,106,370
The RealReal, Inc. (a)(b)	87,312	777,950
thredUP, Inc. (a)(b)	53,975	458,248
Trxade Health, Inc. (a)	1,931	3,399
Vivid Seats, Inc. Class A (b)	24,565	286,919
Waitr Holdings, Inc. (a)(b)	98,913	54,402
Wayfair LLC Class A (a)(b)	83,320	11,737,288
Xometry, Inc. (b)	7,367	360,320
		1,545,712,756
Leisure Products - 0.1%
Acushnet Holdings Corp.	37,398	1,638,032
American Outdoor Brands, Inc. (a)	15,252	238,389
AMMO, Inc. (a)(b)	90,416	425,859
Brunswick Corp. (b)	83,353	7,961,879
Callaway Golf Co. (a)	123,998	3,067,711
Clarus Corp.	27,618	628,862
Escalade, Inc.	9,166	121,450
Genius Brands International, Inc. (a)(b)	301,038	267,292
Hasbro, Inc.	138,464	13,437,931
Hayward Holdings, Inc. (b)	44,045	787,965
JAKKS Pacific, Inc. (a)	8,859	137,403
Johnson Outdoors, Inc. Class A	7,281	600,464
Latham Group, Inc. (a)(b)	34,251	599,050
Malibu Boats, Inc. Class A (a)	21,950	1,529,257
Marine Products Corp. (b)	25,008	302,347
MasterCraft Boat Holdings, Inc. (a)	25,404	727,571
Mattel, Inc. (a)	371,995	9,292,435
Nautilus, Inc. (a)(b)	32,238	156,999
Peloton Interactive, Inc. Class A (a)(b)	318,073	9,243,201
Polaris, Inc. (b)	61,640	7,489,876
Smith & Wesson Brands, Inc.	50,112	883,475
Solo Brands, Inc. Class A (b)	13,142	138,780
Sturm, Ruger & Co., Inc. (b)	18,916	1,369,708
Vinco Ventures, Inc. (a)(b)	112,049	286,845
Vista Outdoor, Inc. (a)	61,046	2,225,127
YETI Holdings, Inc. (a)	92,704	5,706,858
		69,264,766
Multiline Retail - 0.5%
Big Lots, Inc. (b)	34,628	1,203,669
Dillard's, Inc. Class A (b)	4,770	1,195,887
Dollar General Corp.	249,569	49,499,515
Dollar Tree, Inc. (a)	241,023	34,244,548
Franchise Group, Inc.	29,987	1,263,952
Kohl's Corp.	163,229	9,078,797
Macy's, Inc.	334,003	8,657,358
Nordstrom, Inc. (a)(b)	117,916	2,445,578
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	64,238	2,773,797
Target Corp.	522,823	104,444,351
Tuesday Morning Corp. (a)(b)	56,575	81,468
		214,888,920
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A (a)	62,855	2,393,518
Academy Sports & Outdoors, Inc.	95,966	3,106,419
Advance Auto Parts, Inc.	67,891	13,882,352
America's Car Mart, Inc. (a)	6,333	609,108
American Eagle Outfitters, Inc. (b)	162,955	3,435,091
Arhaus, Inc. (b)	13,698	91,503
Arko Corp. (b)	68,014	567,917
Asbury Automotive Group, Inc. (a)	24,524	4,760,354
AutoNation, Inc. (a)	42,375	4,858,718
AutoZone, Inc. (a)	22,447	41,827,515
Barnes & Noble Education, Inc. (a)	39,887	218,581
Bath & Body Works, Inc.	281,493	15,023,281
Bed Bath & Beyond, Inc. (a)(b)	108,991	1,840,858
Best Buy Co., Inc.	236,392	22,844,923
Big 5 Sporting Goods Corp. (b)	23,520	389,491
Boot Barn Holdings, Inc. (a)	31,569	2,747,134
Brilliant Earth Group, Inc. Class A (b)	10,102	91,928
Build-A-Bear Workshop, Inc.	15,596	318,626
Burlington Stores, Inc. (a)	71,181	16,079,076
Caleres, Inc.	39,905	828,428
Camping World Holdings, Inc. (b)	43,846	1,346,511
CarLotz, Inc. Class A (a)	78,816	159,208
CarMax, Inc. (a)	173,720	18,992,808
Carvana Co. Class A (a)	91,096	13,707,215
Chico's FAS, Inc. (a)	130,775	614,643
Citi Trends, Inc. (a)(b)	9,257	345,379
Conn's, Inc. (a)(b)	22,542	413,420
Designer Brands, Inc. Class A (a)	65,799	858,677
Destination XL Group, Inc. (a)(b)	37,745	156,264
Dick's Sporting Goods, Inc. (b)	69,258	7,272,090
Enjoy Technology, Inc. (a)	34,186	111,788
Envela Corp. (a)	5,528	23,052
EVgo, Inc. Class A (a)(b)	76,650	794,861
Express, Inc. (a)(b)	72,616	345,652
Five Below, Inc. (a)	59,489	9,732,995
Floor & Decor Holdings, Inc. Class A (a)	113,992	10,899,915
Foot Locker, Inc.	99,007	3,130,601
GameStop Corp. Class A (a)(b)	66,092	8,151,787
Gap, Inc. (b)	224,040	3,259,782
Genesco, Inc. (a)	15,166	972,899
Group 1 Automotive, Inc.	19,874	3,615,677
GrowGeneration Corp. (a)(b)	55,824	469,480
Guess?, Inc. (b)	50,097	1,097,124
Haverty Furniture Companies, Inc. (b)	15,885	451,293
Hibbett, Inc. (b)	16,110	726,239
J.Jill, Inc. (a)	4,052	64,791
JOANN, Inc. (b)	11,172	127,137
Kirkland's, Inc. (a)(b)	13,524	187,172
Lazydays Holdings, Inc. (a)(b)	8,341	152,056
Leslie's, Inc. (a)(b)	145,196	3,094,127
Lithia Motors, Inc. Class A (sub. vtg.)	32,501	11,076,991
LL Flooring Holdings, Inc. (a)	31,643	508,187
LMP Automotive Holdings, Inc. (a)	5,881	26,053
Lowe's Companies, Inc.	741,462	163,907,590
MarineMax, Inc. (a)	23,248	1,063,828
Monro, Inc.	35,689	1,665,963
Murphy U.S.A., Inc.	24,960	4,511,270
National Vision Holdings, Inc. (a)	87,871	3,222,230
O'Reilly Automotive, Inc. (a)	72,000	46,745,280
OneWater Marine, Inc. Class A (b)	11,630	590,920
Party City Holdco, Inc. (a)(b)	120,031	519,734
Penske Automotive Group, Inc.	32,183	3,163,267
Petco Health & Wellness Co., Inc. (a)(b)	87,394	1,531,143
Rent-A-Center, Inc.	64,354	1,828,297
RH (a)	18,579	7,466,343
Ross Stores, Inc.	381,041	34,823,337
Sally Beauty Holdings, Inc. (a)	119,720	2,068,762
Shift Technologies, Inc. Class A (a)(b)	72,042	145,525
Shoe Carnival, Inc.	23,096	673,479
Signet Jewelers Ltd. (b)	56,195	3,961,748
Sleep Number Corp. (a)(b)	24,017	1,577,917
Sonic Automotive, Inc. Class A (sub. vtg.)	22,078	1,185,809
Sportsman's Warehouse Holdings, Inc. (a)	46,392	529,333
The Aaron's Co., Inc.	33,461	702,346
The Buckle, Inc.	31,529	1,135,044
The Cato Corp. Class A (sub. vtg.) (b)	20,968	369,037
The Children's Place, Inc. (a)	15,451	972,795
The Container Store Group, Inc. (a)	34,808	307,355
The Home Depot, Inc.	1,130,065	356,908,429
The ODP Corp. (a)	49,124	2,161,456
Tile Shop Holdings, Inc.	37,473	237,204
Tilly's, Inc.	25,037	317,970
TJX Companies, Inc.	1,288,606	85,176,857
Torrid Holdings, Inc. (b)	11,517	100,774
Tractor Supply Co.	121,677	24,796,556
TravelCenters of America LLC (a)	14,410	608,534
Ulta Beauty, Inc. (a)	58,125	21,767,813
Urban Outfitters, Inc. (a)	70,181	1,930,679
Victoria's Secret & Co. (a)	77,366	4,149,139
Volta, Inc. (a)(b)	130,519	587,336
Vroom, Inc. (a)(b)	137,500	836,000
Warby Parker, Inc. (a)	10,870	325,339
Williams-Sonoma, Inc.	79,679	11,542,300
Winmark Corp.	3,331	753,539
Zumiez, Inc. (a)(b)	23,024	1,024,338
		1,036,693,310
Textiles, Apparel & Luxury Goods - 0.7%
Allbirds, Inc. Class A (b)	20,731	163,360
Capri Holdings Ltd. (a)	161,067	10,910,679
Carter's, Inc.	44,925	4,343,349
Charles & Colvard Ltd. (a)	24,455	43,285
Columbia Sportswear Co.	38,570	3,576,210
Crocs, Inc. (a)	62,331	5,218,975
Crown Crafts, Inc.	3,488	23,439
Culp, Inc.	10,288	83,539
Deckers Outdoor Corp. (a)	29,081	8,393,940
Delta Apparel, Inc. (a)	6,073	180,064
Forward Industries, Inc. (NY Shares) (a)(b)	3,817	5,993
Fossil Group, Inc. (a)	50,833	687,262
G-III Apparel Group Ltd. (a)	46,193	1,281,394
Hanesbrands, Inc.	369,832	5,713,904
Jerash Holdings U.S., Inc.	1,731	12,654
Kontoor Brands, Inc.	50,573	2,505,386
Lakeland Industries, Inc. (a)(b)	7,827	149,417
Levi Strauss & Co. Class A	101,697	2,303,437
lululemon athletica, Inc. (a)	126,972	40,623,422
Movado Group, Inc.	17,525	690,836
NIKE, Inc. Class B	1,368,282	186,838,907
Oxford Industries, Inc. (b)	16,759	1,481,328
PLBY Group, Inc. (a)(b)	23,418	372,815
PVH Corp.	77,261	7,563,079
Ralph Lauren Corp.	51,657	6,820,790
Rocky Brands, Inc.	7,323	282,228
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	142,905	6,570,772
Steven Madden Ltd.	84,734	3,614,752
Superior Group of Companies, Inc.	10,533	215,927
Tapestry, Inc.	295,660	12,092,494
Toughbuilt Industries, Inc. (a)	53,659	9,589
Under Armour, Inc.:
Class A (sub. vtg.) (a)	214,804	3,842,844
Class C (non-vtg.) (a)(b)	218,649	3,417,484
Unifi, Inc. (a)	14,605	274,136
Vera Bradley, Inc. (a)	27,694	209,367
VF Corp.	348,465	20,217,939
Vince Holding Corp. (a)	1,696	12,890
Wolverine World Wide, Inc.	92,967	2,141,030
		342,888,916

TOTAL CONSUMER DISCRETIONARY		5,613,360,630

CONSUMER STAPLES - 5.7%
Beverages - 1.4%
Alkaline Water Co., Inc. (a)(b)	91,198	82,078
Boston Beer Co., Inc. Class A (a)	9,846	3,775,547
Brown-Forman Corp.:
Class A	40,172	2,452,099
Class B (non-vtg.)	214,969	14,022,428
Celsius Holdings, Inc. (a)	40,750	2,603,518
Coca-Cola Bottling Co. Consolidated	4,922	2,445,889
Constellation Brands, Inc. Class A (sub. vtg.)	177,230	38,214,333
Duckhorn Portfolio, Inc. (a)	33,393	655,171
Eastside Distilling, Inc. (a)(b)	11,228	12,239
Keurig Dr. Pepper, Inc.	793,272	30,675,828
MGP Ingredients, Inc. (b)	13,363	1,063,828
Molson Coors Beverage Co. Class B	205,461	10,720,955
Monster Beverage Corp. (a)	401,656	33,899,766
National Beverage Corp. (b)	24,768	1,090,040
PepsiCo, Inc.	1,479,121	242,191,273
REED'S, Inc. (a)	79,714	23,420
The Coca-Cola Co.	4,160,843	258,970,868
Vintage Wine Estates, Inc. (a)(b)	32,234	257,872
Willamette Valley Vineyards, Inc. (a)	4,326	40,318
Winc, Inc. (b)	2,034	8,421
Zevia PBC (b)	12,284	76,775
		643,282,666
Food & Staples Retailing - 1.3%
Albertsons Companies, Inc.	103,921	3,029,297
Andersons, Inc.	36,322	1,656,283
BJ's Wholesale Club Holdings, Inc. (a)	146,774	9,227,681
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	17,555	3,438
warrants 11/4/28 (a)	17,555	1,460
warrants 11/4/28 (a)	17,555	660
Class A (a)(b)	25,704	134,432
Casey's General Stores, Inc.	39,270	7,385,902
Chefs' Warehouse Holdings (a)	34,031	1,117,918
Costco Wholesale Corp.	473,352	245,788,026
Grocery Outlet Holding Corp. (a)	92,664	2,576,986
HF Foods Group, Inc. (a)	35,785	223,656
Ingles Markets, Inc. Class A (b)	14,959	1,229,929
Kroger Co.	730,526	34,188,617
MedAvail Holdings, Inc. (a)(b)	13,956	16,747
Natural Grocers by Vitamin Cottage, Inc.	11,428	193,933
Performance Food Group Co. (a)	166,694	9,341,532
PriceSmart, Inc.	25,406	1,847,524
Rite Aid Corp. (a)(b)	57,472	526,444
SpartanNash Co.	37,627	1,058,824
Splash Beverage Group, Inc. (b)	36,076	126,627
Sprouts Farmers Market LLC (a)	118,485	3,374,453
Sysco Corp.	548,987	47,816,768
U.S. Foods Holding Corp. (a)	235,944	9,223,051
United Natural Foods, Inc. (a)	62,372	2,509,226
Village Super Market, Inc. Class A (b)	8,403	191,420
Walgreens Boots Alliance, Inc.	768,911	35,439,108
Walmart, Inc.	1,522,501	205,781,235
Weis Markets, Inc. (b)	17,170	1,058,874
		625,070,051
Food Products - 1.0%
Alico, Inc.	4,478	146,565
AppHarvest, Inc. (a)(b)	67,416	257,529
Arcadia Biosciences, Inc. (a)(b)	27,868	27,729
Archer Daniels Midland Co.	600,068	47,075,335
B&G Foods, Inc. Class A (b)	68,755	2,035,148
Benson Hill, Inc. (a)	143,921	464,865
Better Choice Co., Inc.	15,349	42,363
Beyond Meat, Inc. (a)(b)	64,374	3,011,416
Blue Star Foods Corp.	20,287	36,314
Bridgford Foods Corp. (a)	1,670	18,403
Bunge Ltd.	150,310	15,714,911
Cal-Maine Foods, Inc. (a)	39,543	1,750,569
Calavo Growers, Inc.	18,403	785,624
Campbell Soup Co.	214,225	9,633,698
Coffee Holding Co., Inc.	4,336	17,474
Conagra Brands, Inc.	513,808	17,967,866
Darling Ingredients, Inc. (a)	173,782	12,595,719
Farmer Brothers Co. (a)	18,689	114,377
Flowers Foods, Inc. (b)	209,904	5,753,469
Fresh Del Monte Produce, Inc.	35,069	907,586
Freshpet, Inc. (a)	47,902	4,561,707
General Mills, Inc.	651,898	43,957,482
Hormel Foods Corp. (b)	306,120	14,583,557
Hostess Brands, Inc. Class A (a)	146,399	3,153,434
Ingredion, Inc.	70,392	6,246,586
J&J Snack Foods Corp.	15,619	2,557,143
John B. Sanfilippo & Son, Inc.	8,947	711,465
Kellogg Co.	273,389	17,480,493
Laird Superfood, Inc. (a)	7,014	43,136
Lamb Weston Holdings, Inc.	156,491	10,395,697
Lancaster Colony Corp.	21,575	3,629,131
Landec Corp. (a)	27,942	321,892
Lifeway Foods, Inc. (a)	4,358	27,412
Limoneira Co.	15,875	231,775
MamaMancini's Holdings, Inc. (a)(b)	14,930	25,829
McCormick & Co., Inc. (non-vtg.)	266,452	25,358,237
Mission Produce, Inc. (a)	38,739	502,832
Mondelez International, Inc.	1,492,762	97,746,056
Nuzee, Inc. (a)	8,894	19,923
Pilgrim's Pride Corp. (a)	50,985	1,202,226
Post Holdings, Inc. (a)	61,910	6,509,217
RiceBran Technologies (a)	47,061	16,001
Rocky Mountain Chocolate Factory, Inc. (a)	3,286	25,795
S&W Seed Co. (a)	20,820	47,886
Sanderson Farms, Inc.	22,443	4,008,095
Seaboard Corp.	315	1,215,736
Seneca Foods Corp. Class A (a)	7,539	375,065
Sovos Brands, Inc.	25,155	305,382
Stryve Foods, Inc. (a)(b)	10,731	29,510
Tattooed Chef, Inc. (a)(b)	47,019	570,811
The Hain Celestial Group, Inc. (a)	103,794	3,773,950
The Hershey Co.	155,503	31,452,037
The J.M. Smucker Co.	116,569	15,707,673
The Kraft Heinz Co.	757,411	29,705,659
The Real Good Food Co., Inc.	7,969	47,655
The Simply Good Foods Co. (a)	91,279	3,617,387
The Vita Coco Co., Inc. (b)	12,275	142,267
Tootsie Roll Industries, Inc. (b)	18,169	613,204
TreeHouse Foods, Inc. (a)	59,249	2,325,523
Tyson Foods, Inc. Class A	314,409	29,133,138
Utz Brands, Inc. Class A (b)	66,871	1,019,783
Vital Farms, Inc. (a)(b)	25,170	358,673
Whole Earth Brands, Inc. Class A (a)	41,510	393,930
		482,507,350
Household Products - 1.2%
Central Garden & Pet Co. (a)	39,162	1,853,929
Central Garden & Pet Co. Class A (non-vtg.) (a)	12,314	542,309
Church & Dwight Co., Inc.	264,130	25,845,121
Colgate-Palmolive Co.	900,168	69,267,928
Energizer Holdings, Inc.	66,942	2,235,193
Kimberly-Clark Corp.	359,073	46,733,351
Ocean Bio-Chem, Inc.	2,872	24,958
Oil-Dri Corp. of America	5,783	178,579
Procter & Gamble Co.	2,591,335	403,963,213
Reynolds Consumer Products, Inc. (b)	58,067	1,728,655
Spectrum Brands Holdings, Inc.	45,070	4,181,595
The Clorox Co.	132,657	19,340,064
WD-40 Co. (b)	14,542	3,081,304
		578,976,199
Personal Products - 0.2%
BellRing Brands, Inc. Class A (a)(b)	39,611	1,012,853
Coty, Inc. Class A (a)	356,032	3,264,813
Cyanotech Corp. (a)	678	1,851
Edgewell Personal Care Co. (b)	58,260	2,078,717
elf Beauty, Inc. (a)	50,927	1,346,001
Estee Lauder Companies, Inc. Class A	248,052	73,505,249
Grove, Inc. (b)	3,852	18,104
Guardion Health Sciences, Inc. (a)	18,722	3,546
Herbalife Nutrition Ltd. (a)	108,253	3,851,642
Inter Parfums, Inc.	18,830	1,748,930
Jupiter Wellness, Inc. (a)(b)	27,726	31,330
Lifemd, Inc. (a)(b)	24,227	90,124
LifeVantage Corp. (a)	11,663	65,080
Mannatech, Inc.	902	31,660
MediFast, Inc.	12,386	2,303,796
Natural Alternatives International, Inc. (a)	5,280	58,397
Natural Health Trends Corp. (b)	6,482	45,504
Nature's Sunshine Products, Inc.	14,324	251,100
Newage, Inc. (a)	160,793	108,825
Nu Skin Enterprises, Inc. Class A (b)	52,661	2,442,944
Olaplex Holdings, Inc.	75,619	1,268,887
Revlon, Inc. (a)	6,195	60,030
Summer Infant, Inc. (a)(b)	1,068	8,758
The Beauty Health Co. (a)	101,943	1,975,655
The Honest Co., Inc.	26,269	151,835
Thorne HealthTech, Inc. (b)	13,275	59,472
United-Guardian, Inc.	503	10,040
USANA Health Sciences, Inc. (a)	12,118	1,066,505
Veru, Inc. (a)(b)	65,470	365,977
		97,227,625
Tobacco - 0.6%
22nd Century Group, Inc. (a)(b)	171,424	401,132
Altria Group, Inc.	1,969,101	100,995,190
Philip Morris International, Inc.	1,667,181	168,501,984
Turning Point Brands, Inc.	15,304	512,990
Universal Corp. (b)	26,034	1,408,700
Vector Group Ltd. (b)	138,957	1,557,708
		273,377,704

TOTAL CONSUMER STAPLES		2,700,441,595

ENERGY - 3.6%
Energy Equipment & Services - 0.3%
Archrock, Inc.	151,180	1,262,353
Aspen Aerogels, Inc. (a)	26,227	776,319
Baker Hughes Co. Class A	938,138	27,562,494
Bristow Group, Inc. (a)	24,488	811,532
Cactus, Inc.	64,165	3,250,599
Championx Corp.	223,028	4,775,029
Core Laboratories NV (b)	48,353	1,332,609
DMC Global, Inc. (a)	19,671	578,327
Dril-Quip, Inc. (a)	36,840	1,062,466
ENGlobal Corp. (a)	22,259	29,604
Enservco Corp. (a)(b)	405	437
Expro Group Holdings NV (a)	30,531	491,244
Exterran Corp.(a)	23,043	136,415
Forum Energy Technologies, Inc. (a)(b)	4,978	95,378
FTS International, Inc. Class A (a)	9,068	240,030
Geospace Technologies Corp. (a)	13,380	78,808
Gulf Island Fabrication, Inc. (a)	6,737	25,601
Halliburton Co.	959,106	32,158,824
Helix Energy Solutions Group, Inc. (a)	148,793	602,612
Helmerich & Payne, Inc.	113,961	4,128,807
Independence Contract Drilling, Inc. (a)(b)	11,172	42,789
ION Geophysical Corp. (a)(b)	30,389	17,656
KLX Energy Services Holdings, Inc. (a)(b)	4,777	32,006
Liberty Oilfield Services, Inc. Class A (a)	118,169	1,474,749
Mammoth Energy Services, Inc. (a)	11,509	17,206
MIND Technology, Inc. (a)	11,948	13,860
Nabors Industries Ltd. (a)	8,181	1,027,043
Natural Gas Services Group, Inc. (a)	11,575	145,614
NCS Multistage Holdings, Inc. (a)	611	25,466
Newpark Resources, Inc. (a)	95,823	361,253
Nextier Oilfield Solutions, Inc. (a)	180,893	1,439,908
Nine Energy Service, Inc. (a)(b)	13,017	14,970
Noble Finance Co. (a)	63,272	1,633,050
NOV, Inc.	426,545	7,315,247
Oceaneering International, Inc. (a)	104,912	1,535,912
Oil States International, Inc. (a)	65,638	343,287
Patterson-UTI Energy, Inc. (b)	227,514	3,283,027
Profire Energy, Inc. (a)	12,262	15,205
ProPetro Holding Corp. (a)	88,110	1,125,165
Ranger Energy Services, Inc. Class A (a)	6,409	60,886
RPC, Inc. (a)(b)	71,699	628,800
Schlumberger Ltd.	1,498,620	58,805,849
SEACOR Marine Holdings, Inc. (a)	17,542	89,815
Select Energy Services, Inc. Class A (a)	69,629	576,528
Smart Sand, Inc. (a)	20,664	70,464
Solaris Oilfield Infrastructure, Inc. Class A	30,346	315,598
Superior Drilling Products, Inc. (a)	7,643	8,178
TechnipFMC PLC (a)	446,660	3,059,621
TETRA Technologies, Inc. (a)	130,100	416,320
Tidewater, Inc. (a)	43,821	648,989
Transocean Ltd. (United States) (a)(b)	640,077	2,265,873
U.S. Silica Holdings, Inc. (a)	78,593	1,136,455
U.S. Well Services, Inc. (a)(b)	32,422	40,852
Valaris Ltd. (a)	74,573	3,038,104
Weatherford International PLC (a)	69,017	1,960,083
		172,385,316
Oil, Gas & Consumable Fuels - 3.3%
Adams Resources & Energy, Inc.	2,221	70,872
Aemetis, Inc. (a)(b)	32,029	410,612
Alto Ingredients, Inc. (a)(b)	75,975	442,934
American Resources Corp. (a)(b)	56,912	108,702
Amplify Energy Corp. (a)	41,230	199,966
Antero Midstream GP LP (b)	347,772	3,491,631
Antero Resources Corp. (a)	305,552	7,006,307
APA Corp.	388,405	13,838,870
Arch Resources, Inc. (b)	16,174	1,930,690
Archaea Energy, Inc. (a)(b)	28,608	524,671
Barnwell Industries, Inc. (a)	4,636	13,213
Battalion Oil Corp. (a)	4,790	89,094
Berry Corp.	70,410	704,100
Brigham Minerals, Inc. Class A	48,126	1,096,310
California Resources Corp.	87,625	3,612,779
Callon Petroleum Co. (a)(b)	50,372	2,838,966
Camber Energy, Inc. (a)(b)	257,093	182,279
Centennial Resource Development, Inc. Class A (a)(b)	210,739	1,850,288
Centrus Energy Corp. Class A (a)	11,219	507,884
Cheniere Energy, Inc.	252,383	33,541,701
Chesapeake Energy Corp. (b)	111,263	8,595,067
Chevron Corp.	2,064,435	297,278,640
Civitas Resources, Inc.	76,441	3,857,977
Clean Energy Fuels Corp. (a)(b)	180,601	1,312,969
CNX Resources Corp. (a)	223,817	3,657,170
Comstock Resources, Inc. (a)(b)	94,752	786,442
ConocoPhillips Co.	1,412,139	133,955,506
CONSOL Energy, Inc. (a)	33,658	1,034,647
Continental Resources, Inc. (b)	61,998	3,436,549
Coterra Energy, Inc.	871,749	20,337,904
Crescent Energy, Inc. Class A (a)(b)	28,031	424,670
CVR Energy, Inc.	30,895	537,264
Delek U.S. Holdings, Inc. (a)	84,062	1,448,388
Denbury, Inc. (a)	53,102	3,858,391
Devon Energy Corp.	674,681	40,177,254
Diamondback Energy, Inc.	182,478	25,200,212
Dorian LPG Ltd. (b)	29,519	406,772
DT Midstream, Inc.	103,644	5,503,496
Earthstone Energy, Inc. (a)	31,111	404,443
Ecoark Holdings, Inc. (a)(b)	19,228	42,302
EOG Resources, Inc.	625,530	71,885,908
Epsilon Energy Ltd. (b)	11,160	67,406
EQT Corp.	322,851	7,470,772
Equitrans Midstream Corp.	430,256	2,757,941
Evolution Petroleum Corp.	31,580	246,640
Exxon Mobil Corp.	4,535,090	355,641,758
Falcon Minerals Corp.	68,062	390,676
Gevo, Inc. (a)(b)	215,839	766,228
Green Plains, Inc. (a)	56,799	1,859,599
Gulfport Energy Corp. (a)	12,366	853,007
Hallador Energy Co. (a)	23,266	79,802
Hess Corp.	294,106	29,722,352
HollyFrontier Corp.	158,126	4,814,937
Houston American Energy Corp. (a)(b)	6,711	9,463
International Seaways, Inc. (b)	45,482	831,866
Kinder Morgan, Inc.	2,082,590	36,237,066
Kinetik Holdings, Inc.	3,468	235,824
Kosmos Energy Ltd. (a)	479,524	2,330,487
Laredo Petroleum, Inc. (a)(b)	15,467	1,184,154
Lightbridge Corp. (a)	8,825	72,806
Magnolia Oil & Gas Corp. Class A	156,100	3,488,835
Marathon Oil Corp.	838,956	18,926,847
Marathon Petroleum Corp.	660,695	51,448,320
Matador Resources Co. (b)	116,852	5,795,859
Murphy Oil Corp.	154,036	5,340,428
NACCO Industries, Inc. Class A	4,009	123,918
New Fortress Energy, Inc.	44,356	1,223,782
Nextdecade Corp. (a)	29,903	101,371
Northern Oil & Gas, Inc.	68,516	1,718,381
Oasis Petroleum, Inc.	19,536	2,588,715
Occidental Petroleum Corp.	954,367	41,734,469
ONEOK, Inc.	479,020	31,280,006
Overseas Shipholding Group, Inc. (a)	72,216	150,209
Ovintiv, Inc.	286,468	13,134,558
Par Pacific Holdings, Inc. (a)	48,160	654,976
PBF Energy, Inc. Class A (a)	100,929	1,677,440
PDC Energy, Inc.	105,498	6,806,731
Peabody Energy Corp. (a)	97,658	1,693,390
Pedevco Corp. (a)	16,869	23,954
Phillips 66 Co.	470,015	39,594,064
Phx Minerals, Inc. Class A	32,020	82,932
Pioneer Natural Resources Co.	243,657	58,380,217
PrimeEnergy Corp. (a)	493	36,581
Range Resources Corp. (a)	267,250	6,133,388
Ranger Oil Corp. (a)	22,096	745,961
Renewable Energy Group, Inc. (a)	53,404	3,284,346
Rex American Resources Corp. (a)	5,561	525,292
Riley Exploration Permian, Inc. (b)	4,284	143,514
Ring Energy, Inc. (a)(b)	82,723	263,059
SandRidge Energy, Inc. (a)	32,605	435,929
SilverBow Resources, Inc. (a)	11,526	296,449
SM Energy Co.	128,724	4,570,989
Southwestern Energy Co. (a)	1,093,061	5,454,374
Talos Energy, Inc. (a)	43,746	687,250
Targa Resources Corp.	244,763	16,000,157
Tellurian, Inc. (a)(b)	415,452	1,582,872
Texas Pacific Land Corp. (b)	6,667	7,925,263
The Williams Companies, Inc.	1,303,475	40,772,698
U.S. Energy Corp. (a)	2,763	10,831
Uranium Energy Corp. (a)(b)	276,277	1,102,345
VAALCO Energy, Inc.	70,415	397,141
Valero Energy Corp.	437,776	36,558,674
Vertex Energy, Inc. (a)(b)	53,557	356,154
W&T Offshore, Inc. (a)	98,407	478,258
Whiting Petroleum Corp.	41,414	3,058,424
World Fuel Services Corp.	66,828	1,893,906
		1,560,859,881

TOTAL ENERGY		1,733,245,197

FINANCIALS - 12.2%
Banks - 4.5%
1st Source Corp.	17,473	843,771
ACNB Corp.	8,774	282,347
Allegiance Bancshares, Inc.	20,083	860,557
Amalgamated Financial Corp.	17,016	292,165
Amerant Bancorp, Inc. Class A	26,920	873,554
American National Bankshares, Inc.	11,266	434,868
Ameris Bancorp	70,471	3,488,315
AmeriServ Financial, Inc.	16,210	68,730
Ames National Corp.	8,930	213,963
Arrow Financial Corp.	16,582	569,592
Associated Banc-Corp.	158,547	3,866,961
Atlantic Capital Bancshares, Inc. (a)	21,218	686,190
Atlantic Union Bankshares Corp.	80,218	3,259,257
Auburn National Bancorp., Inc.	2,294	73,110
Banc of California, Inc.	57,208	1,124,137
BancFirst Corp.	19,751	1,543,146
Bancorp, Inc., Delaware (a)	60,610	1,775,873
Bank First National Corp.	6,170	434,553
Bank of America Corp.	7,712,810	340,906,202
Bank of Hawaii Corp. (b)	42,566	3,668,338
Bank of Marin Bancorp	16,563	585,005
Bank of South Carolina Corp.	800	16,000
Bank of the James Financial Group, Inc.	6,254	94,248
Bank OZK	129,679	6,097,507
Bank7 Corp.	2,734	66,300
BankFinancial Corp.	15,633	170,556
BankUnited, Inc.	94,010	4,155,242
Bankwell Financial Group, Inc.	5,907	205,859
Banner Corp.	36,295	2,236,135
Bar Harbor Bankshares (b)	15,659	450,196
BayCom Corp.	10,110	227,071
BCB Bancorp, Inc.	15,212	277,163
Berkshire Hills Bancorp, Inc.	51,190	1,592,009
Blue Ridge Bankshares, Inc.	17,066	273,909
BOK Financial Corp.	32,076	3,294,205
Brookline Bancorp, Inc., Delaware (b)	81,114	1,390,294
Business First Bancshares, Inc.	20,100	526,419
Byline Bancorp, Inc.	24,403	665,470
C & F Financial Corp.	3,192	160,653
Cadence Bank	207,175	6,550,874
California Bancorp, Inc. (a)	8,230	185,340
Cambridge Bancorp	7,349	647,814
Camden National Corp.	15,489	736,502
Capital Bancorp, Inc.	8,762	217,385
Capital City Bank Group, Inc.	13,826	388,096
Capstar Financial Holdings, Inc.	19,481	416,893
Carter Bankshares, Inc. (a)	27,431	457,000
Cathay General Bancorp	81,644	3,839,717
CB Financial Services, Inc.	4,567	114,860
CBTX, Inc.	19,170	576,250
Central Pacific Financial Corp.	29,174	851,589
Central Valley Community Bancorp	10,451	241,105
Chemung Financial Corp.	3,381	154,951
ChoiceOne Financial Services, Inc.	7,191	183,083
Citigroup, Inc.	2,125,104	125,869,910
Citizens & Northern Corp.	16,402	406,278
Citizens Community Bancorp, Inc.	8,162	129,776
Citizens Financial Group, Inc.	464,255	24,336,247
Citizens Holding Co.	5,474	98,258
City Holding Co.	15,773	1,256,635
Civista Bancshares, Inc.	14,988	365,557
CNB Financial Corp., Pennsylvania	17,343	453,519
Coastal Financial Corp. of Washington (a)	10,098	480,665
Codorus Valley Bancorp, Inc.	8,016	178,677
Colony Bankcorp, Inc.	8,381	153,288
Columbia Banking Systems, Inc.	82,893	3,036,371
Comerica, Inc.	144,435	13,792,098
Commerce Bancshares, Inc.	118,168	8,482,099
Community Bank System, Inc.	56,880	4,148,827
Community Financial Corp.	5,034	202,921
Community Trust Bancorp, Inc.	15,399	651,070
Community West Bancshares	9,654	130,522
ConnectOne Bancorp, Inc.	37,512	1,237,896
CrossFirst Bankshares, Inc. (a)	47,351	744,831
Cullen/Frost Bankers, Inc.	60,362	8,494,744
Customers Bancorp, Inc. (a)	31,691	1,950,581
CVB Financial Corp.	134,338	3,167,690
Dime Community Bancshares, Inc.	35,507	1,206,883
Eagle Bancorp Montana, Inc.	6,150	135,915
Eagle Bancorp, Inc.	33,517	2,008,339
East West Bancorp, Inc.	150,469	13,175,066
Eastern Bankshares, Inc.	203,028	4,438,192
Emclaire Financial Corp.	3,240	89,780
Enterprise Bancorp, Inc.	9,331	375,946
Enterprise Financial Services Corp.	40,656	2,010,033
Equity Bancshares, Inc.	17,139	539,022
Esquire Financial Holdings, Inc. (a)	6,996	236,115
Evans Bancorp, Inc.	5,356	214,883
Farmers & Merchants Bancorp, Inc.	11,302	376,922
Farmers National Banc Corp.	31,727	546,656
FB Financial Corp.	37,999	1,688,676
Fidelity D & D Bancorp, Inc. (b)	4,074	201,052
Fifth Third Bancorp	733,102	35,071,600
Financial Institutions, Inc.	16,347	522,123
Finward Bancorp (b)	217	10,101
First Bancorp, North Carolina	36,696	1,646,916
First Bancorp, Puerto Rico	217,596	3,072,456
First Bancshares, Inc. (b)	22,306	787,625
First Bank Hamilton New Jersey	15,618	227,554
First Busey Corp.	53,350	1,464,458
First Business Finance Services, Inc.	7,136	235,131
First Capital, Inc.	3,136	123,558
First Citizens Bancshares, Inc. (b)	14,474	11,412,025
First Commonwealth Financial Corp.	100,009	1,615,145
First Community Bankshares, Inc.	15,727	461,273
First Community Corp.	6,412	131,061
First Financial Bancorp, Ohio (b)	99,289	2,440,524
First Financial Bankshares, Inc. (b)	142,413	6,824,431
First Financial Corp., Indiana	11,678	543,144
First Financial Northwest, Inc.	8,821	148,369
First Foundation, Inc.	42,145	1,124,007
First Guaranty Bancshares, Inc.	5,233	110,730
First Hawaiian, Inc.	136,173	3,958,549
First Horizon National Corp.	571,424	13,417,036
First Internet Bancorp	9,811	479,562
First Interstate Bancsystem, Inc.	86,006	3,491,844
First Merchants Corp.	57,537	2,516,668
First Mid-Illinois Bancshares, Inc.	16,975	680,188
First National Corp.	3,023	64,239
First Northwest Bancorp	9,923	226,840
First of Long Island Corp.	22,387	487,365
First Republic Bank	191,857	33,241,144
First Savings Financial Group, Inc.	5,382	137,241
First U.S. Bancshares, Inc.	8,570	94,270
First United Corp.	6,093	145,257
First Western Financial, Inc. (a)	6,133	203,554
Five Star Bancorp	6,465	196,601
Flushing Financial Corp. (b)	31,942	750,318
FNB Corp., Pennsylvania	359,171	4,823,667
FNCB Bancorp, Inc.	13,381	124,309
Franklin Financial Services Corp.	4,304	143,409
Fulton Financial Corp.	169,771	3,059,273
FVCBankcorp, Inc. (a)	11,124	232,380
German American Bancorp, Inc.	26,330	1,047,407
Glacier Bancorp, Inc.	115,300	6,387,620
Great Southern Bancorp, Inc.	10,400	638,768
Guaranty Bancshares, Inc. Texas	8,698	304,169
Hancock Whitney Corp.	92,572	5,154,409
Hanmi Financial Corp.	31,649	826,672
HarborOne Bancorp, Inc.	54,104	800,198
Hawthorn Bancshares, Inc. (b)	6,148	160,709
HBT Financial, Inc.	10,729	205,353
Heartland Financial U.S.A., Inc.	42,423	2,105,029
Heritage Commerce Corp.	63,403	753,862
Heritage Financial Corp., Washington	36,835	965,814
Hilltop Holdings, Inc.	63,883	1,975,262
Home Bancshares, Inc. (b)	159,559	3,735,276
HomeStreet, Inc.	21,484	1,105,567
HomeTrust Bancshares, Inc. (b)	16,888	507,991
Hope Bancorp, Inc.	126,431	2,144,270
Horizon Bancorp, Inc. Indiana	40,611	815,469
Huntington Bancshares, Inc.	1,555,224	24,137,076
Independent Bank Corp.	22,037	524,481
Independent Bank Corp.	50,501	4,343,591
Independent Bank Group, Inc.	39,189	3,023,431
International Bancshares Corp.	56,135	2,414,366
Investar Holding Corp.	8,801	179,100
Investors Bancorp, Inc.	249,823	4,182,037
JPMorgan Chase & Co.	3,164,407	448,712,913
KeyCorp	998,559	25,033,874
Lakeland Bancorp, Inc.	65,090	1,174,224
Lakeland Financial Corp.	26,688	2,140,644
Landmark Bancorp, Inc.	2,994	80,359
LCNB Corp.	18,042	328,184
Level One Bancorp, Inc.	4,344	178,973
Limestone Bancorp, Inc.	2,642	49,353
Live Oak Bancshares, Inc. (b)	33,949	2,171,039
M&T Bank Corp.	138,206	25,185,279
Macatawa Bank Corp. (b)	24,750	227,205
Mainstreet Bancshares, Inc.	6,493	162,585
Malvern Bancorp, Inc. (a)	4,373	71,499
Mercantile Bank Corp.	15,532	572,665
Meridian Bank/Malvern, PA	5,109	180,859
Meta Financial Group, Inc.	33,594	1,860,772
Metrocity Bankshares, Inc.	19,665	478,056
Metropolitan Bank Holding Corp. (a)	10,826	1,106,959
Mid Penn Bancorp, Inc.	13,721	384,051
Middlefield Banc Corp.	5,696	145,362
Midland States Bancorp, Inc.	21,470	630,359
MidWestOne Financial Group, Inc.	14,874	449,046
MVB Financial Corp.	11,141	429,151
National Bank Holdings Corp. (b)	31,953	1,418,074
National Bankshares, Inc.	5,979	222,239
NBT Bancorp, Inc.	45,303	1,738,276
Nicolet Bankshares, Inc. (a)	12,858	1,224,853
Northeast Bank	7,583	276,173
Northrim Bancorp, Inc.	6,316	282,894
Northwest Bancshares, Inc.	135,685	1,910,445
Norwood Financial Corp.	7,276	204,528
Oak Valley Bancorp Oakdale California	6,445	122,455
OceanFirst Financial Corp.	62,967	1,409,201
OFG Bancorp	52,743	1,486,298
Ohio Valley Banc Corp.	3,377	100,837
Old National Bancorp, Indiana	321,797	5,882,449
Old Point Financial Corp.	6,643	164,414
Old Second Bancorp, Inc.	26,877	382,460
Orange County Bancorp, Inc. (b)	1,230	50,418
Origin Bancorp, Inc.	22,765	1,051,288
Orrstown Financial Services, Inc.	11,480	280,342
Pacific Premier Bancorp, Inc.	100,465	3,889,000
PacWest Bancorp	128,246	6,337,917
Park National Corp.	15,215	2,039,723
Parke Bancorp, Inc.	10,237	241,491
Partners Bancorp	9,547	95,375
Patriot National Bancorp, Inc. (a)	1,783	29,420
PCB Bancorp	12,461	293,207
Peapack-Gladstone Financial Corp.	17,616	664,476
Penns Woods Bancorp, Inc.	6,750	166,455
Peoples Bancorp of North Carolina	4,303	122,592
Peoples Bancorp, Inc.	25,970	812,342
Peoples Financial Services Corp.	6,958	332,523
Peoples United Financial, Inc.	478,387	10,084,398
Pinnacle Financial Partners, Inc.	80,801	8,167,365
Plumas Bancorp	4,850	192,109
PNC Financial Services Group, Inc.	451,926	90,046,256
Popular, Inc.	86,908	7,982,500
Preferred Bank, Los Angeles	14,462	1,134,978
Premier Financial Corp.	39,995	1,226,647
Primis Financial Corp. (b)	20,540	293,722
Professional Holdings Corp. (A Shares) (a)	13,343	284,339
Prosperity Bancshares, Inc.	101,212	7,536,246
QCR Holdings, Inc.	15,314	855,440
RBB Bancorp	14,402	347,376
Red River Bancshares, Inc.	5,150	263,680
Regions Financial Corp.	1,025,562	24,808,345
Renasant Corp. (b)	59,061	2,156,317
Republic Bancorp, Inc., Kentucky Class A	9,288	426,133
Republic First Bancorp, Inc. (a)	51,358	266,548
Richmond Mutual Bancorp., Inc.	12,040	210,941
S&T Bancorp, Inc.	41,247	1,282,369
Salisbury Bancorp, Inc.	2,343	129,404
Sandy Spring Bancorp, Inc.	48,343	2,276,472
SB Financial Group, Inc.	6,915	131,385
Seacoast Banking Corp., Florida	67,755	2,483,221
ServisFirst Bancshares, Inc.	52,482	4,585,877
Shore Bancshares, Inc.	18,425	388,399
Sierra Bancorp	14,213	381,477
Signature Bank	64,958	22,403,365
Silvergate Capital Corp. (a)	32,175	4,120,974
Simmons First National Corp. Class A (b)	121,801	3,473,765
SmartFinancial, Inc.	15,918	415,301
Sound Financial Bancorp, Inc.	3,078	116,995
South Plains Financial, Inc.	13,554	375,039
Southern First Bancshares, Inc. (a)	7,291	416,024
Southern States Bancshares, Inc.	804	16,884
Southside Bancshares, Inc.	33,747	1,406,912
Southstate Corp.	79,636	7,167,240
Spirit of Texas Bancshares, Inc.	13,814	394,113
Stock Yards Bancorp, Inc.	25,885	1,384,071
Summit Financial Group, Inc.	10,505	286,471
Summit State Bank	4,162	67,633
SVB Financial Group (a)	63,069	38,219,814
Synovus Financial Corp.	160,889	8,470,806
Texas Capital Bancshares, Inc. (a)	53,492	3,562,567
The Bank of Princeton	4,966	147,937
The First Bancorp, Inc.	9,551	284,620
Third Coast Bancshares, Inc.	3,762	87,542
Tompkins Financial Corp.	12,418	982,264
TowneBank	69,971	2,181,696
Trico Bancshares	28,433	1,233,992
TriState Capital Holdings, Inc. (a)	29,221	970,137
Triumph Bancorp, Inc. (a)	25,088	2,516,828
Truist Financial Corp.	1,430,932	89,032,589
Trustmark Corp. (b)	65,899	2,075,160
U.S. Bancorp	1,446,030	81,758,536
UMB Financial Corp.	48,531	4,943,368
Umpqua Holdings Corp.	228,881	4,886,609
Union Bankshares, Inc.	4,955	152,664
United Bancorp, Inc. (b)	8,035	136,675
United Bancshares, Inc.	674	21,905
United Bankshares, Inc., West Virginia	144,718	5,299,573
United Community Bank, Inc.	117,409	4,539,032
United Security Bancshares, California	12,691	106,731
Unity Bancorp, Inc.	6,190	175,487
Univest Corp. of Pennsylvania	30,656	888,411
Valley National Bancorp	454,335	6,347,060
Veritex Holdings, Inc.	52,765	2,143,842
Virginia National Bank Corp.	3,473	120,339
Washington Trust Bancorp, Inc.	17,984	975,992
Webster Financial Corp.	191,120	11,507,335
Wells Fargo & Co.	4,271,379	227,963,497
WesBanco, Inc.	67,517	2,467,071
West Bancorp., Inc.	15,339	443,297
Westamerica Bancorp.	28,204	1,673,061
Western Alliance Bancorp.	113,555	10,644,646
Wintrust Financial Corp.	63,349	6,294,357
Zions Bancorp NA	171,460	12,154,799
		2,125,589,687
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	44,283	6,126,996
Ameriprise Financial, Inc.	119,736	35,895,655
Ares Management Corp.	179,836	14,582,901
Artisan Partners Asset Management, Inc.	69,665	2,654,933
Ashford, Inc. (a)	1,740	34,487
Assetmark Financial Holdings, Inc. (a)	20,790	488,357
Associated Capital Group, Inc.	2,969	116,177
B. Riley Financial, Inc.	17,032	1,014,256
Bakkt Holdings, Inc. Class A (a)(b)	31,848	181,852
Bank of New York Mellon Corp.	811,010	43,105,182
BGC Partners, Inc. Class A	360,811	1,652,514
BlackRock, Inc. Class A	152,885	113,729,623
Blackstone, Inc.	735,493	93,753,293
Blucora, Inc. (a)	51,261	1,020,094
Blue Owl Capital, Inc. Class A (b)	360,412	4,505,150
Bridge Investment Group Holdings, Inc.	24,935	520,892
BrightSphere Investment Group, Inc.	37,495	895,006
Carlyle Group LP (b)	147,415	6,909,341
Cboe Global Markets, Inc.	113,958	13,366,134
Charles Schwab Corp.	1,608,870	135,885,160
CME Group, Inc.	384,885	91,036,849
Cohen & Co., Inc.	202	2,928
Cohen & Steers, Inc.	30,402	2,470,467
Coinbase Global, Inc. (a)(b)	31,520	6,013,070
Cowen Group, Inc. Class A (b)	30,716	910,729
Diamond Hill Investment Group, Inc.	3,214	623,130
Donnelley Financial Solutions, Inc. (a)	30,800	988,680
Evercore, Inc. Class A	41,387	5,256,563
FactSet Research Systems, Inc.	39,993	16,240,757
Federated Hermes, Inc. (b)	108,801	3,554,529
Focus Financial Partners, Inc. Class A (a)	56,394	2,821,956
Franklin Resources, Inc.	301,799	8,972,484
GAMCO Investors, Inc. Class A	4,097	88,167
GCM Grosvenor, Inc. Class A	36,297	362,607
Goldman Sachs Group, Inc.	363,379	124,017,619
Greenhill & Co., Inc. (b)	14,352	253,743
Hamilton Lane, Inc. Class A (b)	39,050	3,049,805
Hennessy Advisors, Inc. (b)	1,863	18,835
Heritage Global, Inc. (a)	30,061	47,196
Houlihan Lokey	55,175	5,675,301
Interactive Brokers Group, Inc. (b)	92,520	6,122,974
Intercontinental Exchange, Inc.	602,229	77,157,579
Invesco Ltd.	370,549	7,870,461
Janus Henderson Group PLC	180,805	6,069,624
Jefferies Financial Group, Inc.	210,074	7,466,030
KKR & Co. LP	628,303	37,773,576
Lazard Ltd. Class A	119,264	4,124,149
LPL Financial	85,568	15,483,530
Manning & Napier, Inc. Class A	14,069	117,054
MarketAxess Holdings, Inc.	40,593	15,483,388
MarketWise, Inc. Class A (a)	29,782	153,377
Moelis & Co. Class A	64,789	3,123,478
Moody's Corp.	172,874	55,670,614
Morgan Stanley	1,538,137	139,570,551
Morningstar, Inc.	25,545	7,169,204
MSCI, Inc.	88,698	44,498,900
NASDAQ, Inc.	125,451	21,470,939
Northern Trust Corp.	221,726	25,254,591
Open Lending Corp. (a)	113,061	2,355,061
Oppenheimer Holdings, Inc. Class A (non-vtg.)	9,673	417,777
P10, Inc. (a)	22,392	278,556
Perella Weinberg Partners Class A	36,190	397,728
Piper Jaffray Companies (b)	15,603	2,309,400
PJT Partners, Inc.	27,377	1,747,200
Pzena Investment Management, Inc.	23,303	215,087
Raymond James Financial, Inc.	198,000	21,710,700
S&P Global, Inc.	378,798	142,314,409
Safeguard Scientifics, Inc. (a)	19,693	118,158
Sculptor Capital Management, Inc. Class A	20,735	265,615
SEI Investments Co.	111,981	6,559,847
Siebert Financial Corp. (a)(b)	7,387	15,439
Silvercrest Asset Management Group Class A	8,588	138,439
State Street Corp.	390,398	33,312,661
StepStone Group, Inc. Class A	53,496	1,847,217
Stifel Financial Corp.	115,020	8,453,970
StoneX Group, Inc. (a)	18,371	1,386,092
T. Rowe Price Group, Inc.	240,276	34,734,299
Tradeweb Markets, Inc. Class A	113,727	9,607,657
U.S. Global Investors, Inc. Class A (b)	14,361	80,709
Value Line, Inc. (b)	1,208	71,284
Victory Capital Holdings, Inc.	17,341	575,201
Virtu Financial, Inc. Class A	90,316	3,168,285
Virtus Investment Partners, Inc.	7,598	1,828,231
Westwood Holdings Group, Inc.	7,404	122,536
WisdomTree Investments, Inc. (b)	115,410	649,758
		1,498,104,753
Consumer Finance - 0.7%
Ally Financial, Inc.	373,460	18,635,654
American Express Co.	671,593	130,651,702
Atlanticus Holdings Corp. (a)(b)	5,721	304,758
Capital One Financial Corp.	455,088	69,751,338
Consumer Portfolio Services, Inc. (a)	12,807	150,738
Credit Acceptance Corp. (a)(b)	8,776	4,827,853
CURO Group Holdings Corp. (b)	22,153	296,186
Discover Financial Services	313,831	38,739,299
Elevate Credit, Inc. (a)	24,596	80,921
Encore Capital Group, Inc. (a)	26,219	1,730,192
Enova International, Inc. (a)	38,861	1,584,363
EZCORP, Inc. (non-vtg.) Class A (a)	54,792	328,204
FirstCash Holdings, Inc.	44,973	3,239,855
Green Dot Corp. Class A (a)	58,418	1,673,676
Katapult Holdings, Inc. (a)(b)	61,862	141,664
LendingClub Corp. (a)	105,709	1,964,073
LendingTree, Inc. (a)	12,235	1,480,557
Medallion Financial Corp.	28,498	245,938
MoneyLion, Inc. (a)(b)	98,747	237,980
Navient Corp.	170,196	2,997,152
Nelnet, Inc. Class A	23,758	1,913,707
Nicholas Financial, Inc. (a)	1,682	18,771
OneMain Holdings, Inc.	118,504	6,041,334
Oportun Financial Corp. (a)	20,657	337,535
OppFi, Inc. Class A (a)(b)	16,122	57,717
PRA Group, Inc. (a)	46,237	2,063,557
PROG Holdings, Inc. (a)	59,987	1,838,002
Regional Management Corp.	11,878	609,698
SLM Corp.	310,807	6,122,898
SoFi Technologies, Inc. (a)(b)	689,108	7,890,287
Sunlight Financial Holdings, Inc. Class A (a)(b)	40,790	166,015
Synchrony Financial	589,121	25,202,596
Upstart Holdings, Inc. (a)(b)	52,444	8,285,628
World Acceptance Corp. (a)(b)	4,487	881,561
		340,491,409
Diversified Financial Services - 1.4%
A-Mark Precious Metals, Inc.	9,703	695,705
Alerus Financial Corp.	15,903	457,211
Apollo Global Management, Inc.	395,581	25,815,616
Berkshire Hathaway, Inc. Class B (a)	1,959,762	629,965,495
Cannae Holdings, Inc. (a)	95,537	2,565,168
Equitable Holdings, Inc.	399,042	13,032,712
FlexShopper, Inc. (a)	13,495	21,322
Jackson Financial, Inc.	101,378	4,145,346
LM Funding America, Inc. (a)	13,321	39,563
SWK Holdings Corp. (a)(b)	10,764	204,193
Voya Financial, Inc. (b)	117,467	7,911,402
WeWork, Inc. (a)	221,371	1,416,774
		686,270,507
Insurance - 2.1%
AFLAC, Inc.	651,280	39,786,695
Alleghany Corp. (a)	14,501	9,598,502
Allstate Corp.	306,124	37,457,333
AMBAC Financial Group, Inc. (a)	49,059	629,427
American Equity Investment Life Holding Co.	91,161	3,435,858
American Financial Group, Inc.	71,031	9,616,887
American International Group, Inc.	887,187	54,331,332
American National Group, Inc.	13,513	2,554,362
Amerisafe, Inc.	19,708	928,247
Aon PLC	235,776	68,879,601
Arch Capital Group Ltd. (a)	410,576	19,342,235
Argo Group International Holdings, Ltd. (b)	36,747	1,549,621
Arthur J. Gallagher & Co.	223,519	35,358,471
Assurant, Inc.	60,371	10,245,562
Assured Guaranty Ltd.	75,969	4,707,799
Atlantic American Corp.	6,710	16,440
Axis Capital Holdings Ltd.	83,265	4,547,934
Brighthouse Financial, Inc. (a)	85,075	4,446,020
Brown & Brown, Inc.	253,232	17,121,016
BRP Group, Inc. (a)	57,547	1,598,080
Chubb Ltd.	461,319	93,943,001
Cincinnati Financial Corp.	160,632	19,724,003
Citizens, Inc. Class A (a)(b)	46,779	198,811
CNA Financial Corp.	42,028	1,920,680
CNO Financial Group, Inc.	130,288	3,149,061
Crawford & Co.:
Class A	17,053	131,479
Class B	8,760	66,226
Donegal Group, Inc. Class A	14,291	195,215
eHealth, Inc. (a)	25,557	397,156
Employers Holdings, Inc.	28,968	1,125,696
Enstar Group Ltd. (a)	13,630	3,884,959
Erie Indemnity Co. Class A	27,646	4,840,815
Everest Re Group Ltd.	42,240	12,596,813
Fednat Holding Co. (a)	14,110	16,509
FG Financial Group, Inc. (a)(b)	3,476	11,054
Fidelity National Financial, Inc.	303,459	14,456,787
First American Financial Corp.	116,112	7,784,148
Genworth Financial, Inc. Class A (a)	534,103	2,168,458
Globe Life, Inc.	98,324	9,926,791
GoHealth, Inc. (a)(b)	69,785	155,621
Goosehead Insurance	21,055	1,831,364
Greenlight Capital Re, Ltd. (a)	25,837	185,768
Hallmark Financial Services, Inc. (a)	17,730	70,388
Hanover Insurance Group, Inc.	37,870	5,283,244
Hartford Financial Services Group, Inc.	363,095	25,227,841
HCI Group, Inc.	8,422	524,354
Heritage Insurance Holdings, Inc.	27,593	153,969
Hippo Holdings, Inc. (a)	395,165	766,620
Horace Mann Educators Corp.	43,670	1,816,235
Investors Title Co.	1,519	290,964
James River Group Holdings Ltd.	39,570	1,052,562
Kemper Corp.	64,826	3,464,301
Kingstone Companies, Inc.	6,183	32,770
Kingsway Financial Services, Inc. (a)	20,658	104,943
Kinsale Capital Group, Inc.	23,537	4,937,121
Lemonade, Inc. (a)(b)	39,269	999,396
Lincoln National Corp.	181,941	12,266,462
Loews Corp.	219,023	13,434,871
Maiden Holdings Ltd. (a)	67,310	164,236
Markel Corp. (a)	14,835	18,438,570
Marpai, Inc. (b)	14,531	29,062
Marsh & McLennan Companies, Inc.	539,748	83,882,237
MBIA, Inc. (a)	50,169	765,077
Mercury General Corp. (b)	28,249	1,553,695
MetLife, Inc.	764,460	51,639,273
MetroMile, Inc. (a)	68,620	87,834
Midwest Holding, Inc. (a)	3,043	67,615
National Security Group, Inc.	1,446	23,049
National Western Life Group, Inc.	2,335	498,172
NI Holdings, Inc. (a)	6,998	125,474
Old Republic International Corp.	302,036	7,958,649
Oscar Health, Inc. (a)(b)	42,011	306,260
Oxbridge Re Holdings Ltd. (a)	2,611	15,431
Palomar Holdings, Inc. (a)	25,911	1,669,446
Primerica, Inc.	42,865	5,567,735
Principal Financial Group, Inc.	264,051	18,652,563
ProAssurance Corp.	56,842	1,369,892
Progressive Corp.	626,903	66,407,835
Prudential Financial, Inc.	404,155	45,127,947
Reinsurance Group of America, Inc.	73,406	8,137,789
Reliance Global Group, Inc. (a)	7,434	48,693
RenaissanceRe Holdings Ltd.	48,819	7,360,929
RLI Corp.	42,564	4,320,246
Root, Inc. (a)(b)	109,970	199,046
Ryan Specialty Group Holdings, Inc. (b)	61,794	2,475,468
Safety Insurance Group, Inc.	14,742	1,230,072
Selective Insurance Group, Inc.	64,508	5,366,421
Selectquote, Inc. (a)	132,943	413,453
Siriuspoint Ltd. (a)	94,657	699,515
State Auto Financial Corp.	18,118	942,317
Stewart Information Services Corp.	29,201	1,982,164
The Travelers Companies, Inc.	262,665	45,133,727
Tiptree, Inc.	22,494	287,698
Trean Insurance Group, Inc. (a)	20,091	142,646
Trupanion, Inc. (a)(b)	37,566	3,367,041
United Fire Group, Inc.	22,549	622,578
United Insurance Holdings Corp.	20,813	76,176
Universal Insurance Holdings, Inc.	29,145	336,916
Unum Group	223,960	6,252,963
W.R. Berkley Corp.	147,623	13,330,357
White Mountains Insurance Group Ltd.	3,149	3,307,080
Willis Towers Watson PLC	133,112	29,590,798
		1,015,262,023
Mortgage Real Estate Investment Trusts - 0.2%
Acres Commercial Realty Corp.	9,778	110,100
AG Mortgage Investment Trust, Inc.	15,770	142,561
AGNC Investment Corp.	566,337	7,311,411
Angel Oak Mortgage, Inc. (b)	7,993	129,806
Annaly Capital Management, Inc.	1,539,775	10,716,834
Apollo Commercial Real Estate Finance, Inc.	138,564	1,808,260
Arbor Realty Trust, Inc.	179,475	3,230,550
Ares Commercial Real Estate Corp.	49,448	724,413
Arlington Asset Investment Corp. (a)	30,324	97,037
Armour Residential REIT, Inc. (b)	99,125	805,886
Blackstone Mortgage Trust, Inc.	177,487	5,640,537
BrightSpire Capital, Inc.	98,138	869,503
Broadmark Realty Capital, Inc. (b)	155,554	1,347,098
Cherry Hill Mortgage Investment Corp. (b)	15,926	119,764
Chimera Investment Corp.	252,518	3,073,144
Dynex Capital, Inc. (b)	38,809	596,494
Ellington Financial LLC (b)	57,669	1,019,011
Ellington Residential Mortgage REIT (b)	15,394	148,398
Franklin BSP Realty Trust, Inc.	57,494	758,921
Granite Point Mortgage Trust, Inc.	57,144	641,156
Great Ajax Corp.	21,331	242,960
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	92,782	4,392,300
Invesco Mortgage Capital, Inc. (b)	328,832	716,854
KKR Real Estate Finance Trust, Inc.	51,180	1,098,835
Ladder Capital Corp. Class A	117,139	1,342,413
Lument Finance Trust, Inc.	39,742	121,213
Manhattan Bridge Capital, Inc.	7,667	44,775
MFA Financial, Inc.	424,119	1,721,923
New Residential Investment Corp.	492,579	5,112,970
New York Mortgage Trust, Inc.	392,099	1,376,267
Nexpoint Real Estate Finance, Inc.	8,561	179,867
Orchid Island Capital, Inc. (b)	185,370	609,867
PennyMac Mortgage Investment Trust	102,129	1,593,212
Ready Capital Corp.	69,685	1,034,822
Redwood Trust, Inc.	119,273	1,239,246
Sachem Capital Corp.	28,804	141,140
Seven Hills Realty Trust (b)	13,455	148,543
Starwood Property Trust, Inc.	323,535	7,713,074
TPG RE Finance Trust, Inc.	62,170	736,093
Two Harbors Investment Corp.	355,871	1,800,707
Western Asset Mortgage Capital Corp.	69,658	128,867
		70,786,832
Thrifts & Mortgage Finance - 0.1%
1895 Bancorp of Wisconsin, Inc.	2,017	22,611
Axos Financial, Inc. (a)	58,991	3,229,167
Blue Foundry Bancorp	30,430	422,673
Bogota Financial Corp. (a)	2,919	30,212
Bridgewater Bancshares, Inc. (a)	22,369	376,470
Broadway Financial Corp. (a)	30,602	51,411
Capitol Federal Financial, Inc.	137,059	1,496,684
Carver Bancorp, Inc. (a)	721	5,321
Cf Bankshares, Inc.	410	8,831
Columbia Financial, Inc. (a)	44,625	947,835
Elmira Savings Bank	369	8,450
ESSA Bancorp, Inc.	7,742	138,350
Essent Group Ltd.	123,366	5,450,310
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	10,320	1,276,584
FFBW, Inc. (a)	4,260	51,205
Finance of America Companies, Inc. (a)	21,279	68,944
Flagstar Bancorp, Inc.	58,200	2,652,756
FS Bancorp, Inc.	8,438	270,185
Greene County Bancorp, Inc.	3,409	138,917
Guaranty Federal Bancshares, Inc.	3,713	118,519
Guild Holdings Co. Class A	6,801	81,408
Hingham Institution for Savings	1,628	585,820
HMN Financial, Inc.	7,447	183,941
Home Bancorp, Inc.	7,874	308,740
Impac Mortgage Holdings, Inc. (a)	6,758	5,406
Kearny Financial Corp.	81,273	1,073,616
loanDepot, Inc.	18,549	76,607
Luther Burbank Corp.	15,778	204,167
Magyar Bancorp, Inc.	2,799	33,868
Merchants Bancorp	27,038	782,750
MGIC Investment Corp.	345,920	5,251,066
Mr. Cooper Group, Inc. (a)	80,514	4,092,527
New York Community Bancorp, Inc.	511,713	5,905,168
NMI Holdings, Inc. (a)	91,403	2,115,065
Northeast Community Bancorp, Inc.	17,396	215,189
Northfield Bancorp, Inc.	47,201	741,056
Ocwen Financial Corp. (a)	8,712	249,425
OP Bancorp	12,761	170,232
PCSB Financial Corp.	15,187	282,934
PennyMac Financial Services, Inc.	33,901	1,957,783
Pioneer Bancorp, Inc. (a)	9,247	97,648
Ponce Financial Group, Inc. (a)	11,117	117,507
Provident Bancorp, Inc.	17,089	279,576
Provident Financial Holdings, Inc.	5,876	96,543
Provident Financial Services, Inc.	82,916	1,967,597
Prudential Bancorp, Inc. (b)	6,181	89,006
Radian Group, Inc.	190,439	4,551,492
Randolph Bancorp, Inc.	4,697	96,523
Riverview Bancorp, Inc.	20,464	159,005
Rocket Companies, Inc. (b)	143,566	1,853,437
Security National Financial Corp. Class A	14,164	138,099
Southern Missouri Bancorp, Inc.	8,142	436,248
Sterling Bancorp, Inc. (a)	21,936	135,564
Territorial Bancorp, Inc.	8,559	214,660
TFS Financial Corp.	62,132	1,066,806
Timberland Bancorp, Inc.	7,996	220,770
Trustco Bank Corp., New York	20,634	705,064
UWM Holdings Corp. Class A (b)	91,594	397,518
Velocity Financial, Inc. (a)	15,919	203,604
Walker & Dunlop, Inc.	31,539	4,363,421
Washington Federal, Inc.	80,675	2,870,417
Waterstone Financial, Inc.	24,216	473,181
Western New England Bancorp, Inc.	23,468	217,314
William Penn Bancorp, Inc. (b)	13,292	166,150
WSFS Financial Corp.	69,677	3,541,682
		65,541,035

TOTAL FINANCIALS		5,802,046,246

HEALTH CARE - 13.1%
Biotechnology - 2.3%
180 Life Sciences Corp. (a)(b)	22,437	71,574
2seventy bio, Inc. (a)	24,782	367,765
4D Molecular Therapeutics, Inc. (a)(b)	28,406	389,162
89Bio, Inc. (a)	8,522	39,457
Aadi Bioscience, Inc. (a)	21,701	378,031
Aadi Bioscience, Inc. rights (a)(c)	36,950	739
AbbVie, Inc.	1,893,144	279,749,889
Abeona Therapeutics, Inc. (a)	59,626	15,384
ACADIA Pharmaceuticals, Inc. (a)	130,389	3,313,184
Achieve Life Sciences, Inc. (a)(b)	10,848	80,275
Acorda Therapeutics, Inc. (a)(b)	7,506	15,387
Actinium Pharmaceuticals, Inc. (a)(b)	22,258	120,193
Acumen Pharmaceuticals, Inc.	11,625	68,123
Acurx Pharmaceuticals, Inc. (b)	2,258	8,016
Adagio Therapeutics, Inc.	18,350	122,762
Adicet Bio, Inc. (a)	16,380	214,250
Adicet Bio, Inc. rights (a)(c)	1,929	0
Aditxt, Inc. (a)(b)	10,229	3,767
ADMA Biologics, Inc. (a)	234,441	377,450
Adverum Biotechnologies, Inc. (a)	83,898	112,423
Aeglea BioTherapeutics, Inc. (a)	41,895	116,049
Aerovate Therapeutics, Inc.	9,344	91,384
Aevi Genomic Medicine, Inc. rights (a)(c)	12,284	413
Agenus, Inc. (a)(b)	263,840	712,368
AgeX Therapeutics, Inc. (a)(b)	10,213	6,998
Agios Pharmaceuticals, Inc. (a)	57,677	1,795,485
Aikido Pharma, Inc. (a)	82,272	34,019
Aileron Therapeutics, Inc. (a)	69,639	29,708
AIM ImmunoTech, Inc. (a)	39,596	28,113
Akebia Therapeutics, Inc. (a)	187,052	404,032
Akero Therapeutics, Inc. (a)(b)	24,295	430,750
Akouos, Inc. (a)(b)	25,378	135,519
Alaunos Therapeutics, Inc. (a)(b)	209,553	206,598
Albireo Pharma, Inc. (a)(b)	21,304	710,275
Aldeyra Therapeutics, Inc. (a)(b)	53,747	217,138
Alector, Inc. (a)	62,190	985,090
Aligos Therapeutics, Inc. (a)(b)	19,513	47,221
Alkermes PLC (a)	171,674	4,267,816
Allakos, Inc. (a)(b)	35,762	199,910
Allena Pharmaceuticals, Inc. (a)(b)	52,533	24,013
Allogene Therapeutics, Inc. (a)(b)	78,901	721,944
Allovir, Inc. (a)	30,171	271,539
Alnylam Pharmaceuticals, Inc. (a)	127,596	20,141,029
Alpine Immune Sciences, Inc. (a)(b)	17,161	141,407
Altimmune, Inc. (a)	36,581	271,065
ALX Oncology Holdings, Inc. (a)	22,313	404,312
Amgen, Inc.	603,270	136,628,590
Amicus Therapeutics, Inc. (a)	265,767	2,163,343
AnaptysBio, Inc. (a)	20,056	613,112
Anavex Life Sciences Corp. (a)(b)	80,226	879,277
Anika Therapeutics, Inc. (a)	14,640	475,800
Anixa Biosciences, Inc. (a)	32,166	89,421
Annexon, Inc. (a)(b)	27,473	133,381
Annovis Bio, Inc. (a)	5,659	80,358
Apellis Pharmaceuticals, Inc. (a)	88,815	3,777,302
Applied Genetic Technologies Corp. (a)	46,246	92,030
Applied Molecular Transport, Inc. (a)	16,796	110,350
Applied Therapeutics, Inc. (a)	19,438	36,543
Aprea Therapeutics, Inc. (a)(b)	22,004	38,287
Aptevo Therapeutics, Inc. (a)	4,235	24,394
Aptinyx, Inc. (a)(b)	44,239	134,487
AquaBounty Technologies, Inc. (a)	52,652	83,717
Aravive, Inc. (a)(b)	13,565	29,843
Arbutus Biopharma Corp. (a)	121,822	389,830
ARCA Biopharma, Inc. (a)(b)	12,631	25,641
Arcturus Therapeutics Holdings, Inc. (a)(b)	22,508	539,517
Arcus Biosciences, Inc. (a)(b)	48,476	1,803,307
Arcutis Biotherapeutics, Inc. (a)	28,950	515,310
Ardelyx, Inc. (a)	96,835	74,563
Arena Pharmaceuticals, Inc. (a)	64,847	6,158,520
Aridis Pharmaceuticals, Inc. (a)(b)	5,647	11,294
Armata Pharmaceuticals, Inc. (a)(b)	4,981	25,204
Arrowhead Pharmaceuticals, Inc. (a)	112,694	4,958,536
Assembly Biosciences, Inc. (a)	36,397	56,415
Astria Therapeutics, Inc. (a)	4,779	32,258
Atara Biotherapeutics, Inc. (a)	100,070	1,285,900
Athenex, Inc. (a)	70,744	56,921
Athersys, Inc. (a)(b)	229,086	205,513
Atossa Therapeutics, Inc. (a)	131,192	160,054
Atreca, Inc. (a)(b)	26,937	48,487
aTyr Pharma, Inc. (a)	25,576	126,857
Aura Biosciences, Inc.	6,003	107,454
Avalo Therapeutics, Inc. (a)	75,612	55,212
AVEO Pharmaceuticals, Inc. (a)	36,971	130,877
Avid Bioservices, Inc. (a)	65,017	1,331,548
Avidity Biosciences, Inc. (a)(b)	46,037	780,788
Avita Medical, Inc. (a)	26,752	246,118
AVROBIO, Inc. (a)	42,141	61,104
Axcella Health, Inc. (a)	14,609	27,611
Beam Therapeutics, Inc. (a)(b)	47,805	3,745,522
Bellicum Pharmaceuticals, Inc. (a)(b)	5,837	9,923
Benitec Biopharma, Inc. (a)	5,555	12,888
Bio Path Holdings, Inc. (a)(b)	9,683	36,311
BioAtla, Inc. (a)(b)	18,824	121,980
BioCardia, Inc. (a)(b)	10,166	21,044
Biocept, Inc. (a)	12,210	29,182
BioCryst Pharmaceuticals, Inc. (a)(b)	190,517	3,164,487
Biogen, Inc. (a)	157,428	33,218,882
Biohaven Pharmaceutical Holding Co. Ltd. (a)	62,503	7,419,731
BioMarin Pharmaceutical, Inc. (a)	196,265	15,332,222
Biomea Fusion, Inc. (a)(b)	8,352	53,536
BioVie, Inc. (a)(b)	2,264	7,041
BioXcel Therapeutics, Inc. (a)(b)	19,884	364,076
Black Diamond Therapeutics, Inc. (a)(b)	25,040	78,626
bluebird bio, Inc. (a)	75,207	454,250
Blueprint Medicines Corp. (a)	62,641	3,792,913
Bolt Biotherapeutics, Inc. (b)	11,443	39,936
BrainStorm Cell Therpeutic, Inc. (a)(b)	32,586	99,387
Brickell Biotech, Inc. (a)	68,718	14,431
BridgeBio Pharma, Inc. (a)(b)	134,482	1,048,960
Brooklyn ImmunoTherapeutics, Inc. (a)(b)	26,099	58,984
C4 Therapeutics, Inc. (a)	39,197	879,189
Cabaletta Bio, Inc. (a)	15,710	33,934
Calithera Biosciences, Inc. (a)	64,387	31,228
Calyxt, Inc. (a)	14,195	16,608
Candel Therapeutics, Inc. (b)	9,179	37,817
Capricor Therapeutics, Inc. (a)(b)	26,217	106,179
Cardiff Oncology, Inc. (a)(b)	42,884	115,358
CareDx, Inc. (a)	58,916	2,261,196
Caribou Biosciences, Inc.	22,195	221,506
CASI Pharmaceuticals, Inc. (a)	132,951	111,945
Catalyst Biosciences, Inc. (a)	34,507	22,395
Catalyst Pharmaceutical Partners, Inc. (a)	101,774	793,837
Cel-Sci Corp. (a)(b)	44,723	258,499
Celcuity, Inc. (a)(b)	11,322	114,352
Celldex Therapeutics, Inc. (a)	49,427	1,477,867
Cellectar Biosciences, Inc. (a)	47,983	24,495
Celsion Corp. (a)	77,870	25,199
Century Therapeutics, Inc. (b)	11,103	156,552
Cerevel Therapeutics Holdings (a)(b)	60,384	1,598,364
Checkmate Pharmaceuticals, Inc. (a)	2,926	8,456
Checkpoint Therapeutics, Inc. (a)(b)	68,327	122,305
ChemoCentryx, Inc. (a)	52,480	1,592,243
Chimerix, Inc. (a)	77,077	434,714
Chinook Therapeutics, Inc. (a)	47,152	601,660
Chinook Therapeutics, Inc. rights (a)(c)	8,006	400
Cidara Therapeutics, Inc. (a)	51,928	36,350
Clene, Inc. (a)(b)	20,291	62,699
Clovis Oncology, Inc. (a)(b)	141,372	291,226
Codiak Biosciences, Inc. (a)	18,333	86,532
Cogent Biosciences, Inc. (a)(b)	35,239	208,967
Cogent Biosciences, Inc. rights (a)(c)	4,804	0
CohBar, Inc. (a)	36,799	9,825
Coherus BioSciences, Inc. (a)	68,293	805,174
Concert Pharmaceuticals, Inc. (a)	23,690	71,070
ContraFect Corp. (a)(b)	37,934	125,941
Corbus Pharmaceuticals Holdings, Inc. (a)	109,958	38,023
Cortexyme, Inc. (a)(b)	16,626	72,323
Corvus Pharmaceuticals, Inc. (a)	36,174	64,028
Crinetics Pharmaceuticals, Inc. (a)	43,102	862,902
CTI BioPharma Corp. (a)(b)	88,320	167,808
Cue Biopharma, Inc. (a)(b)	31,149	180,664
Cullinan Oncology, Inc. (a)	24,782	355,374
Curis, Inc. (a)	79,511	266,362
Cyclacel Pharmaceuticals, Inc. (a)(b)	8,512	27,664
Cyclerion Therapeutics, Inc. (a)	46,517	48,843
Cyclo Therapeutics, Inc. (a)	4,492	14,644
Cyteir Therapeutics, Inc. (b)	7,522	43,628
Cytokinetics, Inc. (a)(b)	90,264	3,188,124
CytomX Therapeutics, Inc. (a)	63,328	242,546
Day One Biopharmaceuticals, Inc. (a)(b)	11,357	155,137
Decibel Therapeutics, Inc.	6,507	22,775
Deciphera Pharmaceuticals, Inc. (a)	46,273	356,765
Denali Therapeutics, Inc. (a)	98,601	3,210,449
DermTech, Inc. (a)(b)	27,983	357,903
Design Therapeutics, Inc. (a)	13,165	178,649
DiaMedica Therapeutics, Inc. (a)	22,138	58,223
Diffusion Pharmaceuticals, Inc. (a)	82,947	19,426
Dyadic International, Inc. (a)(b)	15,307	57,707
Dynavax Technologies Corp. (a)(b)	118,447	1,452,160
Dyne Therapeutics, Inc. (a)	25,536	218,844
Eagle Pharmaceuticals, Inc. (a)	11,749	556,785
Edesa Biotech, Inc. (a)	10,140	37,619
Editas Medicine, Inc. (a)(b)	72,825	1,246,764
Effector Therapeutics, Inc. Class A (a)(b)	10,545	49,034
Eiger Biopharmaceuticals, Inc. (a)	31,582	126,328
Eledon Pharmaceuticals, Inc. (a)	14,736	52,018
Elevation Oncology, Inc. (b)	6,688	22,605
Eliem Therapeutics, Inc.	7,219	65,043
Emergent BioSolutions, Inc. (a)	50,624	2,094,821
Enanta Pharmaceuticals, Inc. (a)	18,989	1,337,205
Enochian Biosciences, Inc. (a)(b)	13,988	105,749
Ensysce Biosciences, Inc. (a)	12,131	13,587
Entasis Therapeutics Holdings, Inc. (a)(b)	16,140	27,438
Entrada Therapeutics, Inc. (b)	9,639	116,921
Epizyme, Inc. (a)	89,899	133,950
Equillium, Inc. (a)	16,678	62,709
Erasca, Inc. (b)	20,963	259,941
Evelo Biosciences, Inc. (a)(b)	29,921	93,503
Exact Sciences Corp. (a)	184,628	14,412,062
Exagen, Inc. (a)	9,159	69,608
Exelixis, Inc. (a)	345,371	7,090,467
Exicure, Inc. (a)	62,165	12,452
F-star Therapeutics, Inc. (a)	17,245	52,597
F-star Therapeutics, Inc.:
rights (a)(c)	1,555	0
rights (a)(c)	1,555	0
Fate Therapeutics, Inc. (a)	86,165	2,977,001
FibroGen, Inc. (a)	91,429	1,286,406
Finch Therapeutics Group, Inc. (a)	7,011	58,682
First Wave BioPharma, Inc. (a)(b)	6,733	7,979
Foghorn Therapeutics, Inc. (a)	20,926	201,099
Forma Therapeutics Holdings, Inc. (a)	32,359	319,060
Forte Biosciences, Inc. (a)	10,770	13,570
Fortress Biotech, Inc. (a)	79,877	128,602
Frequency Therapeutics, Inc. (a)	34,117	96,892
G1 Therapeutics, Inc. (a)(b)	38,648	410,055
Gain Therapeutics, Inc. (a)(b)	6,653	24,550
Galectin Therapeutics, Inc. (a)	44,525	83,262
Galecto, Inc. (a)	15,593	28,847
Galera Therapeutics, Inc. (a)(b)	7,383	16,538
Gemini Therapeutics, Inc. (a)(b)	29,602	40,259
Generation Bio Co. (a)	47,065	240,973
Genocea Biosciences, Inc. (a)(b)	23,749	23,276
Genprex, Inc. (a)(b)	37,346	85,149
GeoVax Labs, Inc. (a)(b)	5,820	10,301
Geron Corp. (a)(b)	334,428	364,527
Gilead Sciences, Inc.	1,342,880	81,109,952
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	1,254,591	5,645,660
Global Blood Therapeutics, Inc. (a)	64,630	1,951,826
GlycoMimetics, Inc. (a)	37,261	45,831
Gossamer Bio, Inc. (a)(b)	54,896	495,711
Graphite Bio, Inc.	16,050	147,660
Greenwich Lifesciences, Inc. (a)(b)	4,204	81,936
Gritstone Bio, Inc. (a)(b)	57,304	292,250
Gt Biopharma, Inc. (a)(b)	27,999	89,037
Halozyme Therapeutics, Inc. (a)	154,595	5,483,485
Harpoon Therapeutics, Inc. (a)(b)	24,861	101,930
HCW Biologics, Inc.	7,752	16,977
Heat Biologics, Inc. (a)(b)	26,215	68,159
Heron Therapeutics, Inc. (a)(b)	106,434	755,681
Histogen, Inc. (a)	12,240	2,924
Homology Medicines, Inc. (a)	47,190	164,693
Hookipa Pharma, Inc. (a)(b)	20,079	48,190
Horizon Therapeutics PLC (a)	242,829	22,138,720
Humacyte, Inc. Class A (a)(b)	63,685	384,021
Humanigen, Inc. (a)(b)	52,898	107,383
iBio, Inc. (a)	216,421	69,255
Icosavax, Inc. (a)	13,600	236,912
Ideaya Biosciences, Inc. (a)(b)	35,000	462,000
Idera Pharmaceuticals, Inc. (a)(b)	39,299	17,020
IGM Biosciences, Inc. (a)(b)	8,274	138,010
Imago BioSciences, Inc. (b)	9,199	216,636
Immucell Corp. (a)	7,193	58,767
Immuneering Corp.	8,768	65,497
Immunic, Inc. (a)	21,619	251,861
ImmunityBio, Inc. (a)(b)	72,569	496,372
ImmunoGen, Inc. (a)	195,415	1,102,141
Immunome, Inc. (a)	10,708	70,459
Immunovant, Inc. (a)	45,553	254,186
Impel Neuropharma, Inc. (a)(b)	5,616	40,548
Incyte Corp. (a)	200,639	13,703,644
Indaptus Therapeutics, Inc. (a)	14,281	59,695
Infinity Pharmaceuticals, Inc. (a)	86,639	95,303
Inhibikase Therapeutics, Inc. (a)	19,418	20,583
Inhibrx, Inc. (a)	21,705	466,658
Inmune Bio, Inc. (a)(b)	12,934	113,819
Inovio Pharmaceuticals, Inc. (a)(b)	223,550	724,302
Inozyme Pharma, Inc. (a)	9,889	57,060
Insmed, Inc. (a)	134,272	3,209,101
Instil Bio, Inc. (a)(b)	17,972	192,840
Intellia Therapeutics, Inc. (a)	74,814	7,395,364
Intercept Pharmaceuticals, Inc. (a)(b)	27,340	389,868
Invitae Corp. (a)(b)	221,392	2,388,820
Ionis Pharmaceuticals, Inc. (a)	151,005	5,040,547
Iovance Biotherapeutics, Inc. (a)	144,642	2,266,540
Ironwood Pharmaceuticals, Inc. Class A (a)	170,986	1,839,809
IsoRay, Inc. (a)	145,306	51,133
iTeos Therapeutics, Inc. (a)	23,453	847,357
Iveric Bio, Inc. (a)	112,538	1,805,110
Janux Therapeutics, Inc. (b)	12,952	223,811
Jasper Therapeutics, Inc. (a)(b)	16,061	60,229
Jounce Therapeutics, Inc. (a)	34,922	260,518
Kalvista Pharmaceuticals, Inc. (a)	22,144	355,411
Karuna Therapeutics, Inc. (a)	23,119	2,427,495
Karyopharm Therapeutics, Inc. (a)(b)	73,603	760,319
Keros Therapeutics, Inc. (a)	13,814	741,812
Kezar Life Sciences, Inc. (a)	37,043	550,089
Kiniksa Pharmaceuticals Ltd. (a)(b)	28,872	295,649
Kinnate Biopharma, Inc. (a)(b)	16,683	129,794
Kintara Therapeutics, Inc. (a)	34,112	12,454
Kodiak Sciences, Inc. (a)	35,556	307,204
Kronos Bio, Inc. (a)(b)	43,466	327,299
Krystal Biotech, Inc. (a)(b)	21,592	1,372,172
Kura Oncology, Inc. (a)	70,584	1,120,168
Kymera Therapeutics, Inc. (a)	37,649	1,496,924
La Jolla Pharmaceutical Co./California (a)(b)	27,866	113,972
Lantern Pharma, Inc. (a)(b)	7,003	43,138
Larimar Therapeutics, Inc. (a)(b)	12,755	55,612
Leap Therapeutics, Inc. (a)(b)	85,548	170,241
Lexicon Pharmaceuticals, Inc. (a)(b)	74,651	154,528
Ligand Pharmaceuticals, Inc. Class B (a)(b)	17,656	1,787,140
Lineage Cell Therapeutics, Inc. (a)	133,004	187,536
LogicBio Therapeutics, Inc. (a)	14,173	9,354
Longeveron, Inc. (a)(b)	3,547	23,978
Lumos Pharma, Inc. (a)	3,560	34,568
Lyell Immunopharma, Inc. (b)	26,282	190,282
Macrogenics, Inc. (a)	58,652	548,396
Madrigal Pharmaceuticals, Inc. (a)(b)	13,100	1,216,335
Magenta Therapeutics, Inc. (a)	39,775	125,291
MannKind Corp. (a)(b)	266,049	697,048
Marker Therapeutics, Inc. (a)	56,046	21,079
Matinas BioPharma Holdings, Inc. (a)	207,492	119,142
MediciNova, Inc. (a)(b)	53,558	128,004
MEI Pharma, Inc. (a)	108,686	234,762
Merrimack Pharmaceuticals, Inc. (a)	14,294	89,195
Mersana Therapeutics, Inc. (a)	72,250	317,178
Metacrine, Inc. (a)(b)	3,004	1,491
MiMedx Group, Inc. (a)	86,001	434,305
Minerva Neurosciences, Inc. (a)	26,227	18,522
MiNK Therapeutics, Inc. (b)	3,901	11,586
Mirati Therapeutics, Inc. (a)	56,437	4,982,823
Mirum Pharmaceuticals, Inc. (a)	17,255	408,944
Moderna, Inc. (a)	377,669	58,009,958
Molecular Templates, Inc. (a)	47,342	111,254
Moleculin Biotech, Inc. (a)(b)	33,890	47,107
Monopar Therapeutics, Inc. (a)(b)	1,919	5,930
Monte Rosa Therapeutics, Inc.	12,323	176,712
Morphic Holding, Inc. (a)	27,840	1,109,702
Mustang Bio, Inc. (a)	73,638	64,021
Myovant Sciences Ltd. (a)(b)	47,127	632,444
Myriad Genetics, Inc. (a)	85,580	2,086,440
NanoViricides, Inc. (a)(b)	15,314	29,097
Natera, Inc. (a)	95,197	6,259,203
Navidea Biopharmaceuticals, Inc. (a)	17,813	15,073
Neoleukin Therapeutics, Inc. (a)	32,061	82,717
Neubase Therapeutics, Inc. (a)	28,508	42,192
Neurobo Pharmaceuticals, Inc. (a)	3,685	2,911
Neurobo Pharmaceuticals, Inc. rights (a)(c)	159	0
Neurocrine Biosciences, Inc. (a)	101,499	9,121,715
Neximmune, Inc.	6,586	16,333
NextCure, Inc. (a)(b)	19,574	95,913
Nkarta, Inc. (a)(b)	14,563	131,941
Novavax, Inc. (a)(b)	80,751	6,732,211
Nurix Therapeutics, Inc. (a)	42,514	687,451
Nuvalent, Inc. Class A (a)(b)	10,182	152,221
Ocugen, Inc. (a)(b)	211,125	743,160
Olema Pharmaceuticals, Inc. (a)(b)	31,925	149,409
Omega Therapeutics, Inc. (a)	8,399	99,696
OncoCyte Corp. (a)	93,933	137,142
Oncorus, Inc. (a)(b)	19,076	40,250
OncoSec Medical, Inc. (a)	22,064	20,850
Oncternal Therapeutics, Inc. (a)(b)	53,480	97,868
Oncternal Therapeutics, Inc. rights (a)(c)	780	0
OpGen, Inc. (a)	45,181	37,048
Opko Health, Inc. (a)	432,424	1,353,487
Oragenics, Inc. (a)(b)	102,900	38,238
Organogenesis Holdings, Inc. Class A (a)	67,379	501,300
Organovo Holdings, Inc. (a)(b)	6,277	22,346
Orgenesis, Inc. (a)(b)	20,758	65,388
ORIC Pharmaceuticals, Inc. (a)	32,853	254,939
Outlook Therapeutics, Inc. (a)(b)	86,570	141,109
Ovid Therapeutics, Inc. (a)	52,198	176,951
Oyster Point Pharma, Inc. (a)(b)	13,471	134,171
Palatin Technologies, Inc. (a)(b)	207,684	83,032
Passage Bio, Inc. (a)	38,362	127,362
PDL BioPharma, Inc. (a)(c)	91,243	225,370
PDS Biotechnology Corp. (a)	26,879	160,736
PharmaCyte Biotech, Inc. (a)(b)	19,116	40,717
PhaseBio Pharmaceuticals, Inc. (a)(b)	38,086	43,037
Phio Pharmaceuticals Corp. (a)	5,556	4,500
Pieris Pharmaceuticals, Inc.(a)	68,952	213,062
Plus Therapeutics, Inc. (a)	18,668	19,415
PMV Pharmaceuticals, Inc. (a)(b)	28,764	455,622
Point Biopharma Global, Inc. (a)(b)	83,162	559,680
Polarityte, Inc. (a)(b)	64,648	26,092
Poseida Therapeutics, Inc. (a)	32,078	117,085
Praxis Precision Medicines, Inc. (a)	38,133	499,542
Precigen, Inc. (a)(b)	99,144	223,074
Precision BioSciences, Inc. (a)	55,204	234,617
Prelude Therapeutics, Inc. (a)	13,559	119,726
Prometheus Biosciences, Inc. (a)	11,046	480,943
Protagenic Therapeutics, Inc. (a)(b)	13,156	12,236
Protagonist Therapeutics, Inc. (a)	47,563	1,154,830
Protara Therapeutics, Inc. (a)	11,468	53,097
Prothena Corp. PLC (a)	38,060	1,316,876
PTC Therapeutics, Inc. (a)	80,735	2,835,413
Puma Biotechnology, Inc. (a)	33,487	77,020
Pyxis Oncology, Inc.	12,422	75,526
Qualigen Therapeutics, Inc. (a)(b)	18,367	12,122
Radius Health, Inc. (a)	48,982	407,530
Rallybio Corp. (a)	6,990	76,820
RAPT Therapeutics, Inc. (a)	20,267	405,340
Recro Pharma, Inc. (a)	42,401	70,386
Recursion Pharmaceuticals, Inc. (a)	27,501	301,136
Regeneron Pharmaceuticals, Inc. (a)	113,034	69,895,704
REGENXBIO, Inc. (a)	40,051	1,049,737
Regulus Therapeutics, Inc. (a)	71,542	16,104
Relay Therapeutics, Inc. (a)(b)	81,429	1,963,253
Reneo Pharmaceuticals, Inc. (a)	7,193	34,670
Renovacor, Inc. (a)	1,473	7,100
Repligen Corp. (a)	55,115	10,841,121
Replimune Group, Inc. (a)	31,197	500,400
Revolution Medicines, Inc. (a)(b)	65,800	1,244,936
Rhythm Pharmaceuticals, Inc. (a)	42,294	322,280
Rigel Pharmaceuticals, Inc. (a)(b)	182,687	458,544
Rocket Pharmaceuticals, Inc. (a)(b)	48,040	855,592
Rubius Therapeutics, Inc. (a)(b)	44,204	220,578
S.A.B. Biotherapeutics, Inc. (a)(b)	35,086	174,027
Sage Therapeutics, Inc. (a)(b)	56,294	2,047,413
Salarius Pharmaceuticals, Inc. (a)	38,687	15,479
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	2,725	6
Sana Biotechnology, Inc. (b)	88,586	572,266
Sangamo Therapeutics, Inc. (a)	129,647	758,435
Sarepta Therapeutics, Inc. (a)	96,317	7,378,845
Savara, Inc. (a)	90,762	105,284
Scholar Rock Holding Corp. (a)(b)	28,629	498,145
Seagen, Inc. (a)	142,670	18,385,883
Selecta Biosciences, Inc. (a)	93,647	173,247
Sellas Life Sciences Group, Inc. (a)(b)	17,531	106,939
Sensei Biotherapeutics, Inc.	8,940	32,273
Sera Prognostics, Inc.	5,451	29,217
Seres Therapeutics, Inc. (a)	68,504	548,032
Sesen Bio, Inc. (a)	207,885	131,861
Shattuck Labs, Inc. (a)	29,964	149,820
Sigilon Therapeutics, Inc. (a)	12,556	18,206
Silverback Therapeutics, Inc. (a)	23,736	102,065
Sio Gene Therapies, Inc. (a)	72,102	48,308
Soleno Therapeutics, Inc. (a)	39,023	12,616
Solid Biosciences, Inc. (a)	57,120	46,530
Soligenix, Inc. (a)(b)	28,666	20,640
Sorrento Therapeutics, Inc. (a)(b)	343,575	869,245
Spectrum Pharmaceuticals, Inc. (a)	152,839	103,931
Spero Therapeutics, Inc. (a)(b)	30,553	293,309
Springworks Therapeutics, Inc. (a)(b)	27,546	1,558,828
Spruce Biosciences, Inc. (a)	6,682	15,168
SQZ Biotechnologies Co. (a)(b)	20,524	108,161
Statera Biopharma, Inc. (a)	26,219	22,087
Stoke Therapeutics, Inc. (a)(b)	22,493	438,614
Surface Oncology, Inc. (a)	37,109	133,592
Surrozen, Inc. (a)(b)	21,025	63,496
Sutro Biopharma, Inc. (a)	44,951	400,963
Synaptogenix, Inc. (a)(b)	7,226	50,871
Syndax Pharmaceuticals, Inc. (a)	44,350	691,417
Synlogic, Inc. (a)	38,047	75,333
Synthetic Biologics, Inc. (a)	110,851	27,059
Syros Pharmaceuticals, Inc. (a)	54,880	70,795
T2 Biosystems, Inc. (a)(b)	141,446	61,543
Talaris Therapeutics, Inc. (a)	10,021	70,247
Tango Therapeutics, Inc. (a)(b)	67,734	620,443
Taysha Gene Therapies, Inc. (a)	24,951	158,938
TCR2 Therapeutics, Inc. (a)	37,941	102,820
Tempest Therapeutics, Inc. (a)	2,967	9,672
Tenax Therapeutics, Inc. (a)(b)	19,302	11,344
Tenaya Therapeutics, Inc. (a)(b)	13,343	155,579
TG Therapeutics, Inc. (a)(b)	141,155	1,393,200
TONIX Pharmaceuticals Holding (a)	659,457	121,934
TRACON Pharmaceuticals, Inc. (a)(b)	21,595	54,635
Travere Therapeutics, Inc. (a)	55,826	1,521,817
Trevena, Inc. (a)	149,797	68,547
TScan Therapeutics, Inc. (b)	5,643	23,701
Turning Point Therapeutics, Inc. (a)	52,555	1,663,891
Twist Bioscience Corp. (a)	60,579	3,388,789
Tyme Technologies, Inc. (a)	84,834	26,205
Tyra Biosciences, Inc. (b)	11,473	135,955
Ultragenyx Pharmaceutical, Inc. (a)	75,498	5,082,525
uniQure B.V. (a)	38,206	649,120
United Therapeutics Corp. (a)	48,351	8,035,936
UNITY Biotechnology, Inc. (a)	52,332	45,524
Vaccinex, Inc. (a)(b)	19,908	28,468
Vanda Pharmaceuticals, Inc. (a)	58,725	667,116
Vaxart, Inc. (a)(b)	132,915	675,208
Vaxcyte, Inc. (a)(b)	33,504	776,288
VBI Vaccines, Inc. (a)	253,570	377,819
Vera Therapeutics, Inc. (a)	4,626	107,369
Veracyte, Inc. (a)	75,349	2,094,702
Verastem, Inc. (a)	191,037	229,244
Vericel Corp. (a)	49,662	2,046,571
Vertex Pharmaceuticals, Inc. (a)	271,861	62,533,467
Verve Therapeutics, Inc.	15,400	502,810
Viking Therapeutics, Inc. (a)	70,526	236,262
Vincerx Pharma, Inc. (a)	16,229	82,281
Vir Biotechnology, Inc. (a)	77,634	1,955,600
Viracta Therapeutics, Inc. (a)	16,946	46,263
Viridian Therapeutics, Inc. (a)	21,138	381,964
Viridian Therapeutics, Inc. rights (a)(c)	33,262	0
Virios Therapeutics, Inc. (a)(b)	3,308	18,723
VistaGen Therapeutics, Inc. (a)	193,492	270,889
Vor Biopharma, Inc. (a)(b)	11,048	99,763
Voyager Therapeutics, Inc. (a)(b)	30,542	121,252
vTv Therapeutics, Inc. Class A (a)	25,250	20,670
Vyant Bio, Inc. (a)	25,034	27,788
Werewolf Therapeutics, Inc. (a)	7,106	50,879
Windtree Therapeutics, Inc. (a)	8,372	8,958
X4 Pharmaceuticals, Inc. (a)(b)	17,447	26,171
Xbiotech, Inc.	17,170	169,296
Xencor, Inc. (a)	61,754	1,933,518
Xenetic Biosciences, Inc. (a)	7,136	6,781
Xilio Therapeutics, Inc.	8,232	96,973
XOMA Corp. (a)(b)	11,983	262,787
Y-mAbs Therapeutics, Inc. (a)	35,633	324,617
Yield10 Bioscience, Inc. (a)(b)	5,106	21,445
Yumanity Therapeutics, Inc. (a)	1,222	1,393
Yumanity Therapeutics, Inc. rights (a)(c)	24,450	0
Zentalis Pharmaceuticals, Inc. (a)	41,595	2,075,175
		1,121,704,882
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	1,893,285	228,368,037
Abiomed, Inc. (a)	48,608	15,104,450
Accelerate Diagnostics, Inc. (a)(b)	35,257	100,130
Accuray, Inc. (a)	98,383	341,389
Acutus Medical, Inc. (a)	19,182	31,267
Aethlon Medical, Inc. (a)	10,907	14,397
Align Technology, Inc. (a)	78,438	40,117,899
Allied Healthcare Products, Inc. (a)	2,823	7,904
Alphatec Holdings, Inc. (a)	71,871	792,018
Angiodynamics, Inc. (a)	40,763	959,153
Apollo Endosurgery, Inc. (a)	32,425	186,768
Apyx Medical Corp. (a)	31,286	316,614
Artivion, Inc. (a)	40,469	791,169
Asensus Surgical, Inc. (a)(b)	250,433	192,833
Aspira Women's Health, Inc. (a)(b)	61,724	67,279
Atricure, Inc. (a)	49,118	3,411,245
Atrion Corp.	1,446	1,034,555
Avanos Medical, Inc. (a)	54,834	1,940,575
Avinger, Inc. (a)(b)	91,748	23,854
AxoGen, Inc. (a)	44,434	415,014
Axonics Modulation Technologies, Inc. (a)	49,319	2,799,346
Baxter International, Inc.	535,978	45,542,051
Becton, Dickinson & Co.	307,161	83,326,636
Bellerophon Therapeutics, Inc. (a)(b)	5,753	12,829
Beyond Air, Inc. (a)	21,196	168,720
BioLase Technology, Inc. (a)	138,462	48,614
BioLife Solutions, Inc. (a)	31,267	734,775
Biomerica, Inc. (a)(b)	11,649	50,557
BioSig Technologies, Inc. (a)(b)	28,257	42,386
Bioventus, Inc.	22,186	288,418
Boston Scientific Corp. (a)	1,527,241	67,458,235
Butterfly Network, Inc. Class A (a)	157,679	812,047
Cardiovascular Systems, Inc. (a)	48,808	1,027,896
Cerus Corp. (a)	183,472	1,076,981
Chembio Diagnostics, Inc. (a)(b)	18,346	17,621
ClearPoint Neuro, Inc. (a)(b)	27,510	240,713
Co.-Diagnostics, Inc. (a)(b)	35,421	205,442
ConforMis, Inc. (a)	176,747	113,472
CONMED Corp. (b)	32,540	4,756,046
CryoPort, Inc. (a)	49,294	1,692,263
Cutera, Inc. (a)	17,259	662,055
CVRx, Inc.	8,706	76,439
CytoSorbents Corp. (a)	43,376	167,865
DarioHealth Corp. (a)(b)	16,888	123,282
Delcath Systems, Inc. (a)(b)	7,838	50,712
Dentsply Sirona, Inc.	233,971	12,667,190
DexCom, Inc. (a)	104,127	43,099,207
Eargo, Inc. (a)(b)	21,506	103,444
Edwards Lifesciences Corp. (a)	668,971	75,172,271
Ekso Bionics Holdings, Inc. (a)	11,780	30,628
electroCore, Inc. (a)(b)	71,219	42,119
Electromed, Inc. (a)	7,866	96,437
ENDRA Life Sciences, Inc. (a)	31,927	13,665
Envista Holdings Corp. (a)	172,847	8,296,656
Envveno Medical Corp. (a)	5,882	29,645
Figs, Inc. Class A (a)	38,776	637,090
Fonar Corp. (a)	6,638	114,705
Glaukos Corp. (a)	50,189	2,775,954
Globus Medical, Inc. (a)	83,498	5,871,579
Haemonetics Corp. (a)	54,848	3,165,278
Helius Medical Technologies, Inc. (U.S.) (a)(b)	3,762	17,456
Heska Corp. (a)	11,332	1,609,144
Hologic, Inc. (a)	269,726	19,196,399
ICU Medical, Inc. (a)	21,144	5,005,419
IDEXX Laboratories, Inc. (a)	90,945	48,414,571
Inari Medical, Inc. (a)	34,605	3,044,548
Inogen, Inc. (a)	21,459	748,705
Insulet Corp. (a)	73,501	19,454,980
Integer Holdings Corp. (a)	38,584	3,236,040
Integra LifeSciences Holdings Corp. (a)	77,126	5,172,070
Intersect ENT, Inc. (a)	34,751	945,227
IntriCon Corp. (a)	8,153	195,101
Intuitive Surgical, Inc. (a)	382,283	110,988,223
Invacare Corp. (a)(b)	33,353	68,374
InVivo Therapeutics Holdings Corp. (a)(b)	60,611	18,492
INVO Bioscience, Inc. (a)(b)	10,569	31,813
IRadimed Corp.	6,900	342,930
iRhythm Technologies, Inc. (a)	31,937	4,128,496
Iridex Corp. (a)	12,154	54,207
Kewaunee Scientific Corp. (a)	406	5,647
Lantheus Holdings, Inc. (a)	73,686	3,523,665
LeMaitre Vascular, Inc. (b)	20,105	954,384
LENSAR, Inc. (a)	6,923	40,569
LivaNova PLC (a)	56,648	4,464,995
Lucid Diagnostics, Inc. (b)	6,236	23,323
Lucira Health, Inc. (b)	9,091	44,000
Masimo Corp. (a)	54,515	8,583,387
Medtronic PLC	1,441,133	151,304,554
Meridian Bioscience, Inc. (a)	45,700	1,156,210
Merit Medical Systems, Inc. (a)	54,682	3,555,970
Mesa Laboratories, Inc. (b)	5,463	1,394,868
Microbot Medical, Inc. (a)(b)	4,719	26,049
Milestone Scientific, Inc. (a)(b)	39,546	53,783
Minerva Surgical, Inc.	7,681	40,248
Motus GI Holdings, Inc. (a)(b)	30,439	10,730
Myomo, Inc. (a)	8,164	60,659
NanoVibronix, Inc. (a)(b)	18,999	14,107
Natus Medical, Inc. (a)	35,852	997,403
Nemaura Medical, Inc. (a)	7,006	26,483
Neogen Corp. (a)	114,001	4,069,836
NeuroMetrix, Inc. (a)(b)	7,672	32,836
Neuronetics, Inc. (a)	25,593	85,481
NeuroPace, Inc. (a)	5,738	44,756
Nevro Corp. (a)	36,923	2,647,379
Novocure Ltd. (a)	95,719	7,835,557
NuVasive, Inc. (a)	54,549	2,952,192
Nuwellis, Inc. (a)	4,077	4,027
OraSure Technologies, Inc. (a)	75,998	592,784
Ortho Clinical Diagnostics Holdings PLC	122,997	2,175,817
Orthofix International NV(a)	24,745	840,835
OrthoPediatrics Corp. (a)(b)	14,469	810,987
Outset Medical, Inc. (a)	43,744	1,923,424
Owlet, Inc. (a)	68,202	179,371
Paragon 28, Inc. (b)	8,393	136,806
PAVmed, Inc. (a)(b)	72,767	111,334
Penumbra, Inc. (a)	38,344	8,502,399
Predictive Oncology, Inc. (a)	73,029	57,226
Pro-Dex, Inc. (a)	3,251	60,339
PROCEPT BioRobotics Corp.	7,820	195,344
Pulmonx Corp. (a)	37,349	980,785
Pulse Biosciences, Inc. (a)(b)	12,872	65,390
Quidel Corp. (a)	40,122	4,244,506
Quotient Ltd. (a)	91,791	128,507
Repro Medical Systems, Inc. (a)	40,147	128,470
Reshape Lifesciences, Inc. (a)	13,498	14,713
ResMed, Inc.	156,228	38,549,259
Retractable Technologies, Inc. (a)(b)	19,058	90,335
Rockwell Medical Technologies, Inc. (a)(b)	90,486	30,494
RxSight, Inc.	8,438	113,238
Sanara Medtech, Inc. (a)(b)	2,474	62,370
Seaspine Holdings Corp. (a)	34,686	439,472
Second Sight Medical Products, Inc. (a)(b)	26,751	35,044
Semler Scientific, Inc. (a)	5,115	373,395
Senseonics Holdings, Inc. (a)(b)	436,401	785,522
Sensus Healthcare, Inc. (a)	13,855	145,893
Shockwave Medical, Inc. (a)	38,262	6,781,174
SI-BONE, Inc. (a)	29,217	644,527
Sientra, Inc. (a)(b)	58,490	165,527
Sight Sciences, Inc.	11,166	194,400
Silk Road Medical, Inc. (a)	37,174	1,380,271
Sintx Technologies, Inc. (a)(b)	16,443	8,351
SmileDirectClub, Inc. (a)(b)	112,278	245,889
Sonendo, Inc.	11,247	53,986
Staar Surgical Co. (a)	50,790	4,028,663
Stereotaxis, Inc. (a)	49,910	230,584
STERIS PLC	106,835	25,640,400
STRATA Skin Sciences, Inc. (a)	2,761	4,500
Stryker Corp.	359,438	94,657,997
Surgalign Holdings, Inc. (a)	138,742	45,383
SurModics, Inc. (a)	14,449	648,471
Tactile Systems Technology, Inc. (a)	27,716	564,298
Talis Biomedical Corp.	14,676	30,673
Tandem Diabetes Care, Inc. (a)	69,015	7,773,159
Tela Bio, Inc. (a)(b)	6,586	84,367
Teleflex, Inc.	50,259	16,902,604
The Cooper Companies, Inc.	52,581	21,506,681
Thermogenesis Holdings, Inc. (a)(b)	4,357	2,788
TransMedics Group, Inc. (a)	29,757	551,100
Treace Medical Concepts, Inc. (a)	12,108	260,806
Utah Medical Products, Inc. (b)	3,502	315,215
Vapotherm, Inc. (a)(b)	24,299	369,102
Varex Imaging Corp. (a)	41,314	976,663
Venus Concept, Inc. (a)	28,654	47,279
Vicarious Surgical, Inc. (a)(b)	43,252	266,865
ViewRay, Inc. (a)	151,238	629,150
Viveve Medical, Inc. (a)	5,483	4,880
VolitionRx Ltd. (a)(b)	41,904	122,360
Zimmer Biomet Holdings, Inc.	224,560	28,561,786
Zomedica Corp. (a)	1,015,652	365,736
Zosano Pharma Corp. (a)(b)	92,202	16,052
Zynex, Inc. (b)	23,315	146,651
		1,350,455,509
Health Care Providers & Services - 2.7%
1Life Healthcare, Inc. (a)	180,531	1,951,540
Acadia Healthcare Co., Inc. (a)	95,206	5,399,132
Accolade, Inc. (a)	62,374	1,121,485
AdaptHealth Corp. (a)	104,097	1,814,411
Addus HomeCare Corp. (a)	16,951	1,441,513
Agiliti, Inc. (a)(b)	29,107	524,217
agilon health, Inc. (a)(b)	50,792	1,027,014
Alerislife, Inc. (a)	18,341	45,853
Alignment Healthcare, Inc. (a)	28,962	244,439
Amedisys, Inc. (a)	35,852	5,744,924
AmerisourceBergen Corp.	159,121	22,679,516
AMN Healthcare Services, Inc. (a)	51,075	5,421,101
Anthem, Inc.	259,912	117,441,237
Apollo Medical Holdings, Inc. (a)(b)	40,125	1,930,815
Apria, Inc.	8,815	329,152
ATI Physical Therapy, Inc. (a)	54,980	107,761
Avalon GloboCare Corp. (a)(b)	12,514	9,225
Aveanna Healthcare Holdings, Inc. (a)	41,305	216,851
Biodesix, Inc. (a)	9,656	22,981
Brookdale Senior Living, Inc. (a)	197,061	1,355,780
Caladrius Biosciences, Inc. (a)(b)	51,793	36,359
Cano Health, Inc. (a)(b)	192,269	936,350
Cardinal Health, Inc.	300,212	16,214,450
CareMax, Inc. Class A (a)	66,030	382,314
Castle Biosciences, Inc. (a)	25,190	1,090,475
Centene Corp. (a)	626,440	51,756,473
Chemed Corp.	16,680	7,977,877
Cigna Corp.	354,331	84,252,825
Clover Health Investments Corp. (a)(b)	278,511	757,550
Community Health Systems, Inc. (a)	131,298	1,379,942
Corvel Corp. (a)	9,888	1,572,785
Covetrus, Inc. (a)	109,510	1,940,517
Cross Country Healthcare, Inc. (a)	37,498	837,330
CVS Health Corp.	1,413,950	146,555,918
CynergisTek, Inc. (a)	4,652	6,513
DaVita HealthCare Partners, Inc. (a)	71,282	8,038,471
Docgo, Inc. Class A (a)(b)	78,979	564,700
Encompass Health Corp.	105,273	6,950,123
Enzo Biochem, Inc. (a)	47,335	155,732
Fulgent Genetics, Inc. (a)(b)	20,591	1,282,819
Great Elm Group, Inc. (a)	30,049	56,192
Guardant Health, Inc. (a)	107,692	7,136,749
Hanger, Inc. (a)	38,823	703,473
HCA Holdings, Inc.	256,574	64,223,038
HealthEquity, Inc. (a)	91,969	4,939,655
Henry Schein, Inc. (a)	148,540	12,830,885
Hims & Hers Health, Inc. (a)(b)	132,243	690,308
Humana, Inc.	137,322	59,641,691
IMAC Holdings, Inc. (a)	24,559	25,787
InfuSystems Holdings, Inc. (a)	19,266	221,366
Innovage Holding Corp. (a)(b)	20,016	98,679
Laboratory Corp. of America Holdings (a)	102,706	27,860,030
LHC Group, Inc. (a)	35,582	4,845,201
LifeStance Health Group, Inc.	44,265	417,419
McKesson Corp.	163,220	44,878,971
MEDNAX, Inc. (a)	90,871	2,132,742
Modivcare, Inc. (a)	13,059	1,540,962
Molina Healthcare, Inc. (a)	62,595	19,208,528
National Healthcare Corp.	15,104	982,062
National Research Corp. Class A	14,364	571,400
Novo Integrated Sciences, Inc. (a)	4,809	6,685
Oak Street Health, Inc. (a)(b)	148,441	2,599,202
Ontrak, Inc. (a)	7,794	20,888
Option Care Health, Inc. (a)	147,667	3,795,042
Owens & Minor, Inc.	81,889	3,615,399
Patterson Companies, Inc.	91,882	2,747,272
Pennant Group, Inc. (a)	27,945	454,106
PetIQ, Inc. Class A (a)(b)	27,891	553,357
Precipio, Inc. (a)	20,654	31,601
Premier, Inc.	135,183	4,858,477
Privia Health Group, Inc. (a)(b)	28,609	736,396
Progenity, Inc. (a)	121,330	163,796
Progyny, Inc. (a)	74,143	2,918,268
Psychemedics Corp.	2,812	19,234
Quest Diagnostics, Inc.	130,880	17,180,618
R1 RCM, Inc. (a)	141,250	3,840,588
RadNet, Inc. (a)	47,040	1,160,477
Regional Health Properties, Inc. (a)	1,040	4,004
Select Medical Holdings Corp.	112,654	2,607,940
Sharps Compliance Corp. (a)	15,458	95,221
Signify Health, Inc. (b)	26,063	366,185
SOC Telemed, Inc. Class A (a)(b)	54,521	160,292
Sonida Senior Living, Inc. (a)	3,889	132,226
Star Equity Holdings, Inc. (a)(b)	2,778	3,361
SunLink Health Systems, Inc. (a)	3,788	4,697
Surgery Partners, Inc. (a)	37,589	1,964,777
Talkspace, Inc. Class A (a)(b)	104,890	155,237
Tenet Healthcare Corp. (a)	114,399	9,837,170
The Ensign Group, Inc.	55,894	4,697,332
The Joint Corp. (a)	15,409	631,769
Tivity Health, Inc. (a)	48,179	1,314,323
U.S. Physical Therapy, Inc.	13,684	1,258,517
UnitedHealth Group, Inc.	1,008,613	479,968,668
Universal Health Services, Inc. Class B	79,482	11,439,844
Vivos Therapeutics, Inc. (a)(b)	21,264	71,022
		1,313,937,599
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	129,578	2,521,588
American Well Corp. (a)	204,590	865,416
Better Therapeutics, Inc. (a)	13,172	37,672
Biotricity, Inc. (a)(b)	43,644	119,148
CareCloud, Inc. (a)(b)	10,494	56,248
Cerner Corp.	315,001	29,373,843
Certara, Inc. (a)(b)	115,903	2,936,982
Change Healthcare, Inc. (a)	276,708	5,927,085
Computer Programs & Systems, Inc. (a)	15,267	469,918
Convey Health Solutions Holdin	15,285	88,500
Definitive Healthcare Corp.	28,588	660,955
Doximity, Inc.	51,595	3,165,353
Evolent Health, Inc. (a)	86,773	2,312,500
Forian, Inc. (a)	18,212	126,573
GoodRx Holdings, Inc. (a)(b)	68,236	1,869,666
Health Catalyst, Inc. (a)(b)	55,766	1,512,374
HealthStream, Inc.(a)	26,077	534,318
HTG Molecular Diagnostics (a)(b)	3,764	7,302
iCAD, Inc. (a)	24,553	118,591
Inspire Medical Systems, Inc. (a)	30,023	7,327,413
iSpecimen, Inc.	3,041	12,499
MultiPlan Corp. Class A (a)(b)	257,663	968,813
NantHealth, Inc. (a)	41,724	34,635
Nextgen Healthcare, Inc. (a)	60,266	1,176,995
Omnicell, Inc. (a)	46,513	6,013,201
OptimizeRx Corp. (a)	19,148	867,213
Phreesia, Inc. (a)	54,092	1,665,493
Schrodinger, Inc. (a)	50,094	1,741,267
SCWorx, Corp. (a)	5,597	4,993
Sema4 Holdings Corp. Class A (a)	134,593	469,730
Sharecare, Inc. Class A (a)(b)	305,920	933,056
Simulations Plus, Inc. (b)	16,758	660,098
Streamline Health Solutions, Inc. (a)	27,068	39,790
Tabula Rasa HealthCare, Inc. (a)(b)	30,896	176,107
Teladoc Health, Inc. (a)(b)	174,474	13,244,321
UpHealth, Inc. (a)	77,814	173,525
Veeva Systems, Inc. Class A (a)	148,008	33,901,232
		122,114,413
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	98,747	8,044,918
23andMe Holding Co. Class A (a)(b)	86,600	387,102
Absci Corp. (b)	12,274	115,007
Adaptive Biotechnologies Corp. (a)	115,813	1,671,182
Agilent Technologies, Inc.	323,626	42,187,885
Akoya Biosciences, Inc. (a)	7,641	84,662
Alpha Teknova, Inc.	6,742	114,614
Applied DNA Sciences, Inc. (a)(b)	3,677	9,413
Avantor, Inc. (a)	650,657	22,571,291
Berkeley Lights, Inc. (a)	44,987	345,050
Bio-Rad Laboratories, Inc. Class A (a)	23,092	14,454,668
Bio-Techne Corp.	42,029	17,627,383
BioNano Genomics, Inc. (a)(b)	315,938	676,107
Bruker Corp.	111,251	7,828,733
Champions Oncology, Inc. (a)	3,881	30,466
Charles River Laboratories International, Inc. (a)	54,071	15,743,312
ChromaDex, Inc. (a)	58,509	159,730
Codex DNA, Inc.	7,877	80,345
Codexis, Inc. (a)	62,857	1,252,740
Cytek Biosciences, Inc.	15,114	206,155
Danaher Corp.	681,172	186,920,409
Fluidigm Corp. (a)(b)	73,067	268,887
Harvard Bioscience, Inc. (a)	39,051	210,875
Illumina, Inc. (a)	167,167	54,596,742
Inotiv, Inc. (a)(b)	15,509	409,903
IQVIA Holdings, Inc. (a)	204,817	47,132,488
IsoPlexis Corp.	10,417	50,418
Maravai LifeSciences Holdings, Inc. (a)	115,690	4,520,008
Medpace Holdings, Inc. (a)	30,484	4,663,137
Mettler-Toledo International, Inc. (a)	24,539	34,569,071
Miromatrix Medical, Inc.	2,164	8,288
Nanostring Technologies, Inc. (a)	48,636	1,724,633
Nautilus Biotechnology, Inc. (a)(b)	57,385	229,540
NeoGenomics, Inc. (a)(b)	132,723	2,841,599
Pacific Biosciences of California, Inc. (a)(b)	234,298	2,792,832
PerkinElmer, Inc.	135,603	24,355,655
Personalis, Inc. (a)	38,313	402,287
Quanterix Corp. (a)	36,101	1,218,048
Quantum-Si, Inc. (a)(b)	87,799	365,244
Rapid Micro Biosystems, Inc. (b)	9,702	67,817
Science 37 Holdings, Inc. (a)	54,892	439,136
Seer, Inc. (a)	38,245	585,913
Singular Genomics Systems, Inc. (a)	12,304	101,262
SomaLogic, Inc. Class A (a)	150,698	1,369,845
Sotera Health Co. (a)	105,480	2,306,848
Syneos Health, Inc. (a)	111,588	8,837,770
Thermo Fisher Scientific, Inc.	422,017	229,577,248
Waters Corp. (a)	65,409	20,716,993
West Pharmaceutical Services, Inc.	79,670	30,838,664
		795,712,323
Pharmaceuticals - 3.3%
9 Meters Biopharma, Inc. (a)	245,961	134,221
AcelRx Pharmaceuticals, Inc. (a)	106,962	48,293
Acer Therapeutics, Inc. (a)(b)	2,754	6,830
Aclaris Therapeutics, Inc. (a)	50,097	746,445
Adamis Pharmaceuticals Corp. (a)(b)	139,968	89,020
Adial Pharmaceuticals, Inc. (a)(b)	23,937	49,310
Aerie Pharmaceuticals, Inc. (a)(b)	51,401	426,628
Agile Therapeutics, Inc. (a)(b)	83,843	25,656
Alimera Sciences, Inc. (a)	3,266	15,873
Amneal Pharmaceuticals, Inc. (a)	103,336	468,112
Amphastar Pharmaceuticals, Inc. (a)	38,771	1,074,344
Ampio Pharmaceuticals, Inc. (a)	174,128	87,047
Angion Biomedica Corp.	4,530	8,426
ANI Pharmaceuticals, Inc. (a)	13,288	497,636
Antares Pharma, Inc. (a)	179,491	628,219
Aquestive Therapeutics, Inc. (a)(b)	31,058	86,652
Artelo Biosciences, Inc. (a)	11,386	4,524
Arvinas Holding Co. LLC (a)	45,761	2,965,770
Assertio Holdings, Inc. (a)	48,118	110,671
Atea Pharmaceuticals, Inc. (a)	56,239	356,555
Athira Pharma, Inc. (a)	34,254	313,767
Avenue Therapeutics, Inc. (a)	4,408	1,498
Axsome Therapeutics, Inc. (a)(b)	31,694	890,918
Aytu BioScience, Inc. (a)(b)	22,173	27,938
Baudax Bio, Inc. (a)(b)	1,556	2,941
Biodelivery Sciences International, Inc. (a)	104,697	584,209
Biofrontera, Inc. (b)	4,238	12,502
Bristol-Myers Squibb Co.	2,377,330	163,251,251
Cara Therapeutics, Inc. (a)	45,315	469,917
Cassava Sciences, Inc. (a)(b)	40,095	1,704,438
Catalent, Inc. (a)	183,129	18,686,483
Citius Pharmaceuticals, Inc. (a)(b)	141,803	218,377
Clearside Biomedical, Inc. (a)	57,526	91,754
Clever Leaves Holdings, Inc. (a)(b)	16,440	19,235
CNS Pharmaceuticals, Inc. (a)	22,678	8,844
Cocrystal Pharma, Inc. (a)	76,792	41,468
Cognition Therapeutics, Inc.	4,791	14,708
Collegium Pharmaceutical, Inc. (a)	36,207	704,950
Context Therapeutics, Inc.	6,366	11,968
Corcept Therapeutics, Inc. (a)(b)	100,365	2,237,136
CorMedix, Inc. (a)	38,733	189,017
Cumberland Pharmaceuticals, Inc. (a)	22,081	69,334
CymaBay Therapeutics, Inc. (a)	72,058	229,144
Dare Bioscience, Inc. (a)(b)	104,519	155,733
DICE Therapeutics, Inc. (b)	13,383	247,452
Durect Corp. (a)(b)	220,663	146,344
Edgewise Therapeutics, Inc. (a)	12,981	153,046
Elanco Animal Health, Inc. (a)	505,700	14,366,937
Elanco Animal Health, Inc. rights (a)(c)	26,032	0
Eli Lilly & Co.	850,510	212,584,975
Eloxx Pharmaceuticals, Inc. (a)	64,312	28,458
Endo International PLC (a)	247,218	768,848
Enveric Biosciences, Inc. (a)	17,474	4,797
Esperion Therapeutics, Inc. (a)(b)	66,999	274,026
Eton Pharmaceuticals, Inc. (a)(b)	27,239	102,419
Evofem Biosciences, Inc. (a)(b)	132,490	64,046
Evoke Pharma, Inc. (a)	16,623	10,597
Evolus, Inc. (a)(b)	37,512	343,235
Eyenovia, Inc. (a)(b)	19,929	55,801
Eyepoint Pharmaceuticals, Inc. (a)(b)	22,718	226,044
Fulcrum Therapeutics, Inc. (a)	34,021	374,231
Graybug Vision, Inc. (a)	4,425	5,885
Harmony Biosciences Holdings, Inc. (a)(b)	26,130	1,044,155
Harrow Health, Inc. (a)	25,527	196,813
Hepion Pharmaceuticals, Inc. (a)(b)	68,049	74,854
Hoth Therapeutics, Inc. (a)(b)	4,904	2,795
Ikena Oncology, Inc. (a)	10,422	63,678
IMARA, Inc. (a)	4,202	6,387
Innoviva, Inc. (a)	70,493	1,354,171
Intra-Cellular Therapies, Inc. (a)	90,261	5,007,680
Jaguar Health, Inc. (a)(b)	40,696	18,537
Jazz Pharmaceuticals PLC (a)	66,504	9,138,980
Johnson & Johnson	2,818,273	463,803,188
Kala Pharmaceuticals, Inc. (a)(b)	35,936	23,790
Kaleido Biosciences, Inc. (a)(b)	19,994	29,791
KemPharm, Inc. (a)(b)	31,963	189,541
Landos Biopharma, Inc.	5,994	12,767
Lannett Co., Inc. (a)(b)	29,420	24,419
Lexaria Bioscience Corp. (a)(b)	5,481	19,458
Lipocine, Inc. (a)(b)	94,770	116,567
Liquidia Technologies, Inc. (a)	47,087	304,653
Longboard Pharmaceuticals, Inc. (a)	5,791	26,581
Lyra Therapeutics, Inc. (a)	3,893	18,959
Marinus Pharmaceuticals, Inc. (a)	36,376	284,460
Merck & Co., Inc.	2,706,344	207,251,824
MyMD Pharmaceuticals, Inc. (a)	30,079	120,015
Nektar Therapeutics (a)	195,805	2,005,043
NGM Biopharmaceuticals, Inc. (a)	39,563	587,906
NovaBay Pharmaceuticals, Inc. (a)(b)	180	57
Novan, Inc. (a)	21,781	79,501
NRX Pharmaceuticals, Inc. (a)(b)	22,365	66,871
Nutriband, Inc.	8,960	34,854
Nuvation Bio, Inc. (a)(b)	122,720	620,963
Ocular Therapeutix, Inc. (a)	81,985	457,476
Ocuphire Pharma, Inc. (a)	17,743	60,681
Ocuphire Pharma, Inc. rights (a)(c)	259	215
Omeros Corp. (a)(b)	66,067	475,682
Onconova Therapeutics, Inc. (a)	15,366	24,893
Opiant Pharmaceuticals, Inc. (a)	5,079	132,867
OptiNose, Inc. (a)(b)	40,209	117,812
Organon & Co.	271,574	10,137,857
Otonomy, Inc. (a)	56,267	113,659
Pacira Biosciences, Inc. (a)	49,614	3,308,758
Palisade Bio, Inc. rights (a)(c)	122	0
Paratek Pharmaceuticals, Inc. (a)(b)	47,837	168,386
Perrigo Co. PLC	145,443	5,166,135
Petros Pharmaceuticals, Inc. (a)(b)	11,591	15,996
Pfizer, Inc.	6,014,140	282,303,732
Phathom Pharmaceuticals, Inc. (a)	17,060	309,298
Phibro Animal Health Corp. Class A (b)	22,247	473,861
Pliant Therapeutics, Inc. (a)	23,753	213,064
PLx Pharma PLC (a)(b)	27,237	137,547
Prestige Brands Holdings, Inc. (a)	53,911	3,209,322
Processa Pharmaceuticals, Inc. (a)	8,545	32,727
ProPhase Labs, Inc. (b)	11,392	71,997
Provention Bio, Inc. (a)(b)	54,284	340,361
Pulmatrix, Inc. (a)	83,083	25,648
Rain Therapeutics, Inc. (a)	7,150	42,757
Rani Therapeutics Holdings, Inc. (b)	7,378	123,139
Reata Pharmaceuticals, Inc. (a)	29,197	955,910
Relmada Therapeutics, Inc. (a)(b)	25,636	525,794
Revance Therapeutics, Inc. (a)	69,499	943,101
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	6,698	12,927
Roivant Sciences Ltd. (a)(b)	101,561	638,819
Royalty Pharma PLC	382,344	15,010,825
RVL Pharmaceuticals PLC (a)	30,531	55,261
Satsuma Pharmaceuticals, Inc. (a)	14,866	61,843
scPharmaceuticals, Inc. (a)	10,137	53,219
SCYNEXIS, Inc. (a)(b)	25,818	107,919
Seelos Therapeutics, Inc. (a)	109,359	115,921
SenesTech, Inc. (a)	6,556	5,015
SIGA Technologies, Inc. (a)	38,187	229,122
Sonoma Pharmaceuticals, Inc. (a)	1,722	5,476
Supernus Pharmaceuticals, Inc. (a)	56,236	1,796,740
Tarsus Pharmaceuticals, Inc. (a)	6,570	115,829
Terns Pharmaceuticals, Inc.	7,330	24,336
TFF Pharmaceuticals, Inc. (a)(b)	24,329	165,194
TherapeuticsMD, Inc. (a)(b)	361,350	86,435
Theravance Biopharma, Inc. (a)	55,277	556,639
Theseus Pharmaceuticals, Inc. (b)	11,236	113,484
Timber Pharmaceuticals, Inc. (a)	39,978	11,406
Titan Pharmaceuticals, Inc. (a)(b)	2,436	2,485
Trevi Therapeutics, Inc. (a)	6,693	4,284
Tricida, Inc. (a)(b)	32,434	258,175
Vallon Pharamceuticals, Inc. (b)	3,451	25,503
Ventyx Biosciences, Inc. (b)	10,514	122,909
Verrica Pharmaceuticals, Inc. (a)(b)	10,933	91,619
Viatris, Inc.	1,294,747	14,255,164
Virpax Pharmaceuticals, Inc.	10,445	22,666
Vyne Therapeutics, Inc. (a)(b)	47,713	25,865
WAVE Life Sciences (a)	48,646	119,426
Xeris Biopharma Holdings, Inc. (a)(b)	120,210	286,100
Xeris Biopharma Holdings, Inc. rights (a)(c)	47,594	8,620
Zoetis, Inc. Class A	506,708	98,124,004
Zogenix, Inc. (a)	53,967	1,417,173
Zynerba Pharmaceuticals, Inc. (a)(b)	40,620	91,801
		1,563,965,040

TOTAL HEALTH CARE		6,267,889,766

INDUSTRIALS - 8.8%
Aerospace & Defense - 1.6%
AAR Corp. (a)	34,849	1,566,114
Aerojet Rocketdyne Holdings, Inc.	79,954	3,098,218
AeroVironment, Inc. (a)	24,492	1,740,157
AerSale Corp. (a)	9,684	151,651
Air Industries Group, Inc. (a)(b)	20,123	19,560
Archer Aviation, Inc. Class A (a)(b)	121,990	384,269
Astra Space, Inc. Class A (a)(b)	134,098	466,661
Astronics Corp. (a)	26,828	394,640
Astrotech Corp. (a)	34,846	24,751
Axon Enterprise, Inc. (a)	70,362	9,868,271
BWX Technologies, Inc.	98,076	5,239,220
Byrna Technologies, Inc. (a)(b)	17,263	172,803
Cadre Holding, Inc.	6,409	141,126
CPI Aerostructures, Inc. (a)	11,576	30,676
Curtiss-Wright Corp.	43,224	6,376,404
Ducommun, Inc. (a)	11,704	591,169
General Dynamics Corp.	247,616	58,053,571
HEICO Corp. (b)	50,384	7,432,144
HEICO Corp. Class A	74,410	9,146,477
Hexcel Corp.	92,954	5,382,037
Howmet Aerospace, Inc.	415,217	14,914,595
Huntington Ingalls Industries, Inc.	42,359	8,658,180
Innovative Solutions & Support, Inc. (a)	10,991	85,070
Kaman Corp.	29,430	1,277,556
Kratos Defense & Security Solutions, Inc. (a)	131,943	2,760,248
L3Harris Technologies, Inc.	210,530	53,118,824
Lockheed Martin Corp.	262,863	114,029,969
Maxar Technologies, Inc. (b)	77,192	2,504,108
Mercury Systems, Inc. (a)	60,589	3,648,670
Momentus, Inc. Class A (a)(b)	54,143	124,529
Moog, Inc. Class A	30,848	2,563,777
National Presto Industries, Inc.	5,212	414,354
Northrop Grumman Corp.	159,366	70,462,083
Park Aerospace Corp.	20,832	288,940
Parsons Corp. (a)	27,816	964,103
Raytheon Technologies Corp.	1,601,287	164,452,175
Redwire Corp. (a)(b)	18,775	105,140
Rocket Lab U.S.A., Inc. Class A (a)(b)	152,471	1,454,573
SIFCO Industries, Inc. (a)	5,271	37,266
Sigma Labs, Inc. (a)	8,545	19,483
Spirit AeroSystems Holdings, Inc. Class A	111,344	5,567,200
Textron, Inc.	236,373	17,285,957
The Boeing Co. (a)	591,596	121,478,323
TransDigm Group, Inc. (a)	56,146	37,426,362
Triumph Group, Inc. (a)	71,906	1,800,526
Vectrus, Inc. (a)	12,215	559,936
Virgin Galactic Holdings, Inc. (a)(b)	195,788	1,895,228
VirTra, Inc. (a)	11,333	71,171
Woodward, Inc.	68,208	8,500,763
		746,749,028
Air Freight & Logistics - 0.6%
Air T, Inc. (a)	2,580	69,660
Air Transport Services Group, Inc. (a)	62,193	1,959,701
Atlas Air Worldwide Holdings, Inc. (a)	28,472	2,231,066
C.H. Robinson Worldwide, Inc.	138,586	13,398,494
Expeditors International of Washington, Inc.	181,479	18,757,669
FedEx Corp.	262,168	58,272,081
Forward Air Corp.	30,249	3,121,092
GXO Logistics, Inc. (a)	105,673	8,869,135
Hub Group, Inc. Class A (a)	37,322	3,149,977
Radiant Logistics, Inc. (a)	47,034	324,535
United Parcel Service, Inc. Class B	780,690	164,272,790
		274,426,200
Airlines - 0.2%
Alaska Air Group, Inc. (a)	135,357	7,598,942
Allegiant Travel Co. (a)	16,929	2,947,170
American Airlines Group, Inc. (a)(b)	685,792	11,829,912
Blade Air Mobility, Inc. (a)(b)	47,471	356,033
Delta Air Lines, Inc. (a)	687,973	27,463,882
Frontier Group Holdings, Inc. (a)	31,609	407,124
Hawaiian Holdings, Inc. (a)(b)	53,991	1,035,547
JetBlue Airways Corp. (a)	335,782	5,127,391
Joby Aviation, Inc. (a)(b)	282,668	1,452,914
Mesa Air Group, Inc. (a)	33,015	143,615
SkyWest, Inc. (a)	61,303	1,723,227
Southwest Airlines Co. (a)	634,159	27,776,164
Spirit Airlines, Inc. (a)	112,298	2,816,434
Sun Country Airlines Holdings, Inc. (a)(b)	38,546	1,042,669
United Airlines Holdings, Inc. (a)	343,193	15,237,769
Wheels Up Experience, Inc. Class A (a)	188,448	661,452
		107,620,245
Building Products - 0.6%
A.O. Smith Corp.	140,790	9,655,378
AAON, Inc.	43,543	2,549,878
Advanced Drain Systems, Inc. (b)	60,287	7,036,699
Allegion PLC	94,737	10,849,281
Alpha PRO Tech Ltd. (a)(b)	10,785	45,836
American Woodmark Corp. (a)	17,528	939,150
Apogee Enterprises, Inc.	26,695	1,203,144
Applied UV, Inc. (a)	2,693	4,524
Armstrong Flooring, Inc. (a)	20,015	31,424
Armstrong World Industries, Inc.	50,068	4,426,011
Builders FirstSource, Inc. (a)	205,098	15,263,393
Carlisle Companies, Inc.	56,435	13,397,669
Carrier Global Corp.	928,846	41,686,608
Cornerstone Building Brands, Inc. (a)	57,013	1,258,847
CSW Industrials, Inc.	17,064	2,053,311
Fortune Brands Home & Security, Inc.	146,026	12,689,659
Gibraltar Industries, Inc. (a)	34,603	1,672,017
Griffon Corp. (b)	50,402	1,161,766
Insteel Industries, Inc. (b)	20,490	760,384
Janus International Group, Inc. (a)	57,864	557,230
Jeld-Wen Holding, Inc. (a)	103,104	2,379,640
Johnson Controls International PLC	758,083	49,245,072
Lennox International, Inc.	35,916	9,587,058
Masco Corp.	259,235	14,527,529
Masonite International Corp. (a)	25,317	2,388,153
Owens Corning	107,746	10,040,850
PGT Innovations, Inc. (a)	69,263	1,489,847
Quanex Building Products Corp.	35,114	802,706
Resideo Technologies, Inc. (a)	159,672	4,109,957
Simpson Manufacturing Co. Ltd.	47,494	5,628,514
Tecnoglass, Inc.	21,663	444,741
The AZEK Co., Inc. (a)	117,716	3,471,445
Trane Technologies PLC	254,020	39,101,299
Trex Co., Inc. (a)	122,975	11,294,024
UFP Industries, Inc.	70,311	6,029,168
View, Inc. Class A (a)(b)	62,565	151,407
Zurn Water Solutions Corp.	133,697	4,347,826
		292,281,445
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	72,308	3,241,568
ACCO Brands Corp.	101,104	869,494
Acme United Corp.	3,104	102,432
ACV Auctions, Inc. Class A (a)	99,290	1,309,635
ADT, Inc.	155,860	1,139,337
Aqua Metals, Inc. (a)(b)	63,471	67,914
ARC Document Solutions, Inc.	34,730	119,124
Aris Water Solution, Inc. Class A	19,423	283,770
Aurora Innovation, Inc. (a)(b)	273,066	1,561,938
Brady Corp. Class A	51,039	2,351,877
BrightView Holdings, Inc. (a)	53,699	725,473
Casella Waste Systems, Inc. Class A (a)	54,758	4,128,753
CECO Environmental Corp. (a)	32,800	176,464
Charah Solutions, Inc. (a)	12,974	69,022
Cimpress PLC (a)	21,247	1,338,349
Cintas Corp.	93,805	35,206,893
Clean Harbors, Inc. (a)	55,364	5,283,387
CompX International, Inc. Class A	1,134	25,061
Copart, Inc. (a)	229,593	28,212,388
CoreCivic, Inc. (a)	127,175	1,158,564
Deluxe Corp. (b)	45,102	1,403,123
Driven Brands Holdings, Inc. (a)	59,357	1,743,315
DSS, Inc. (a)	65,549	37,101
Ennis, Inc.	26,005	488,374
Fuel Tech, Inc. (a)(b)	19,174	23,968
Harsco Corp. (a)	84,052	1,001,059
Healthcare Services Group, Inc. (b)	78,765	1,246,062
Heritage-Crystal Clean, Inc. (a)	16,867	472,951
HNI Corp.	45,999	1,871,699
IAA, Inc. (a)	142,767	5,245,260
Interface, Inc.	68,105	888,770
JanOne, Inc. (a)(b)	1,372	3,423
KAR Auction Services, Inc. (a)	128,802	2,377,685
Kimball International, Inc. Class B	37,010	343,083
Matthews International Corp. Class A	33,500	1,111,530
Millerknoll, Inc. (b)	81,318	3,161,644
Montrose Environmental Group, Inc. (a)(b)	28,279	1,247,387
MSA Safety, Inc.	40,770	5,671,107
NL Industries, Inc.	2,768	17,660
Odyssey Marine Exploration, Inc. (a)(b)	5,710	33,689
Performant Financial Corp. (a)	61,726	133,945
Perma-Fix Environmental Services, Inc. (a)	7,911	44,776
Pitney Bowes, Inc. (b)	175,673	874,852
Quad/Graphics, Inc. (a)(b)	35,739	195,850
Quest Resource Holding Corp. (a)	13,683	95,097
Recycling Asset Holdings, Inc. (a)(c)	478	17
Renovare Environmental, Inc. (a)	17,018	7,488
Republic Services, Inc.	223,657	26,901,464
Rollins, Inc.	244,744	7,985,997
Shapeways Holdings, Inc. (a)(b)	19,126	62,542
SP Plus Corp. (a)	24,310	725,654
Steelcase, Inc. Class A (b)	93,564	1,138,674
Stericycle, Inc. (a)	97,186	5,671,775
Team, Inc. (a)	29,745	28,094
Tetra Tech, Inc.	58,340	9,262,642
The Brink's Co.	54,249	3,800,685
The GEO Group, Inc.	129,644	772,678
TOMI Environmental Solutions, Inc. (a)	10,144	10,550
U.S. Ecology, Inc. (a)	33,679	1,597,732
UniFirst Corp.	17,374	3,149,038
Viad Corp. (a)	21,308	744,502
Vidler Water Resouces, Inc. (a)	17,860	214,677
Virco Manufacturing Co. (a)	791	2,381
VSE Corp.	10,998	524,055
Waste Management, Inc.	411,275	59,388,110
Wilhelmina International, Inc. (a)	3,864	16,847
		239,110,455
Construction & Engineering - 0.2%
AECOM	152,158	11,055,800
Ameresco, Inc. Class A (a)	32,836	2,109,713
API Group Corp. (a)	209,069	4,509,618
Arcosa, Inc.	51,009	2,686,644
Argan, Inc.	16,039	623,757
Bowman Consulting Group Ltd.	4,268	72,129
Comfort Systems U.S.A., Inc.	39,994	3,438,684
Concrete Pumping Holdings, Inc. (a)	29,898	222,441
Construction Partners, Inc. Class A (a)	38,525	1,030,929
Dycom Industries, Inc. (a)	32,405	2,821,179
EMCOR Group, Inc.	60,364	6,974,457
Fluor Corp. (a)	150,752	3,265,288
Granite Construction, Inc.	48,320	1,462,646
Great Lakes Dredge & Dock Corp. (a)	68,346	964,362
IES Holdings, Inc. (a)	9,816	412,665
Infrastructure and Energy Alternatives, Inc. (a)(b)	29,938	325,725
INNOVATE Corp. (a)(b)	51,944	172,974
iSun, Inc. (a)	5,322	27,568
Limbach Holdings, Inc. (a)	9,160	70,532
MasTec, Inc. (a)	62,811	4,946,994
Matrix Service Co. (a)	29,312	203,425
MYR Group, Inc. (a)	17,806	1,598,089
Northwest Pipe Co. (a)	10,473	298,481
NV5 Global, Inc. (a)	13,351	1,431,895
Orbital Energy Group, Inc. (a)(b)	67,462	107,265
Orion Group Holdings, Inc. (a)	27,080	87,198
Primoris Services Corp.	56,852	1,499,187
Quanta Services, Inc.	153,789	16,753,774
SG Blocks, Inc. (a)	12,110	22,282
Sterling Construction Co., Inc. (a)	30,462	899,543
Tutor Perini Corp. (a)	43,884	430,063
Valmont Industries, Inc.	22,415	4,851,727
Williams Industrial Services G (a)	25,226	36,073
Willscot Mobile Mini Holdings (a)	236,619	8,407,073
		83,820,180
Electrical Equipment - 0.7%
Acuity Brands, Inc.	37,239	6,791,276
Advent Technologies Holdings, Inc. Class A (a)(b)	34,844	90,246
Allied Motion Technologies, Inc.	12,664	440,960
American Superconductor Corp. (a)	26,132	221,861
AMETEK, Inc.	247,397	32,109,657
Array Technologies, Inc. (a)	127,327	1,431,155
Atkore, Inc. (a)	48,847	4,968,228
AZZ, Inc.	26,053	1,282,589
Babcock & Wilcox Enterprises, Inc. (a)	58,751	411,845
Beam Global (a)(b)	9,353	135,712
Bitnile Holdings, Inc. (a)(b)	68,260	68,260
Blink Charging Co. (a)(b)	39,951	981,996
Bloom Energy Corp. Class A (a)(b)	157,624	3,499,253
Broadwind, Inc. (a)(b)	14,244	30,909
Capstone Turbine Corp. (a)(b)	16,211	67,600
ChargePoint Holdings, Inc. Class A (a)(b)	183,142	2,659,222
Eaton Corp. PLC	427,289	65,926,420
Emerson Electric Co.	640,711	59,534,866
Encore Wire Corp.	21,765	2,533,881
Energous Corp. (a)(b)	62,450	71,193
Energy Focus, Inc. (a)	7,456	9,618
EnerSys	45,532	3,311,542
Enovix Corp. (a)	103,214	1,719,545
Eos Energy Enterprises, Inc. (a)(b)	41,997	121,791
Espey Manufacturing & Electronics Corp. (a)	594	7,752
ESS Tech, Inc. Class A (a)(b)	55,215	286,566
Fluence Energy, Inc. (b)	36,426	492,844
Flux Power Holdings, Inc. (a)(b)	11,033	28,355
FTC Solar, Inc. (a)(b)	21,196	99,833
FuelCell Energy, Inc. (a)(b)	401,314	2,407,884
Generac Holdings, Inc. (a)	68,011	21,455,430
GrafTech International Ltd.	214,257	2,159,711
Hubbell, Inc. Class B	57,942	10,328,162
Ideal Power, Inc. (a)	5,412	46,706
KULR Technology Group, Inc. (a)(b)	61,107	136,269
LSI Industries, Inc.	28,695	195,700
Nuvve Holding Corp. (a)(b)	12,990	96,386
nVent Electric PLC	182,132	6,179,739
Ocean Power Technologies, Inc. (a)(b)	50,341	65,947
Orion Energy Systems, Inc. (a)	29,892	92,366
Pioneer Power Solutions, Inc.	2,545	15,245
Plug Power, Inc. (a)(b)	554,426	14,021,434
Polar Power, Inc. (a)(b)	4,369	13,806
Powell Industries, Inc.	9,782	206,791
Preformed Line Products Co.	3,177	177,118
Regal Rexnord Corp.	72,398	11,609,019
Rockwell Automation, Inc.	124,447	33,175,081
Romeo Power, Inc. (a)(b)	98,891	180,971
Sensata Technologies, Inc. PLC (a)	169,499	9,815,687
Shoals Technologies Group, Inc. (a)(b)	110,806	1,751,843
Stem, Inc. (a)(b)	133,827	1,274,033
Sunrun, Inc. (a)	221,076	6,030,953
Sunworks, Inc. (a)(b)	25,900	60,606
Thermon Group Holdings, Inc. (a)	35,025	599,628
TPI Composites, Inc. (a)	40,243	544,085
Ultralife Corp. (a)	13,215	70,965
Vertiv Holdings Co.	321,625	4,187,558
Vicor Corp. (a)	22,947	1,715,747
Westwater Resources, Inc. (a)	41,173	82,346
		318,032,191
Industrial Conglomerates - 0.8%
3M Co.	616,753	91,680,333
Gaucho Group Holdings, Inc. (a)(b)	2,994	6,407
General Electric Co.	1,177,217	112,435,996
Honeywell International, Inc.	736,886	139,824,119
Roper Technologies, Inc.	113,185	50,731,781
		394,678,636
Machinery - 1.7%
AGCO Corp.	65,012	7,811,842
AgEagle Aerial Systems, Inc. (a)(b)	74,801	87,517
Agrify Corp. (b)	18,544	106,443
Alamo Group, Inc.	10,770	1,498,215
Albany International Corp. Class A	34,662	3,044,017
Allison Transmission Holdings, Inc.	110,454	4,411,533
Altra Industrial Motion Corp.	69,319	2,943,978
Astec Industries, Inc.	24,107	1,200,529
Barnes Group, Inc.	48,864	2,269,733
Berkshire Grey, Inc. Class A (a)	43,979	146,890
Blue Bird Corp. (a)	16,171	344,604
Caterpillar, Inc.	579,626	108,726,245
Chart Industries, Inc. (a)	37,797	5,457,887
CIRCOR International, Inc. (a)	21,239	572,179
Colfax Corp. (a)	142,851	5,744,039
Columbus McKinnon Corp. (NY Shares)	30,055	1,371,710
Commercial Vehicle Group, Inc. (a)	31,417	251,022
Crane Co.	52,857	5,342,786
Cummins, Inc.	153,493	31,330,991
Deere & Co.	302,362	108,856,367
Desktop Metal, Inc. (a)(b)	198,301	824,932
Donaldson Co., Inc.	132,821	7,208,196
Douglas Dynamics, Inc.	24,075	884,516
Dover Corp.	154,383	24,216,517
Eastern Co. (b)	5,800	139,026
Energy Recovery, Inc. (a)	40,615	771,685
Enerpac Tool Group Corp. Class A	63,671	1,098,325
EnPro Industries, Inc.	23,085	2,549,507
ESCO Technologies, Inc.	27,371	1,904,200
Evoqua Water Technologies Corp. (a)	127,440	5,436,590
Federal Signal Corp.	64,319	2,322,559
Flowserve Corp.	138,417	4,203,724
Fortive Corp.	382,863	24,790,379
Franklin Electric Co., Inc.	41,673	3,523,869
FreightCar America, Inc. (a)(b)	12,401	50,100
Gates Industrial Corp. PLC (a)	118,039	1,869,738
Gencor Industries, Inc. (a)	8,869	90,907
Gorman-Rupp Co.	23,393	871,623
Graco, Inc.	184,617	13,309,040
Graham Corp.	9,655	77,337
Helios Technologies, Inc.	34,727	2,722,944
Hillenbrand, Inc.	77,719	3,707,973
Hillman Solutions Corp. Class A (a)	105,151	986,316
Hurco Companies, Inc.	6,182	210,992
Hydrofarm Holdings Group, Inc. (a)(b)	38,353	776,648
Hyliion Holdings Corp. Class A (a)(b)	118,241	510,801
Hyster-Yale Materials Handling Class A	10,312	394,743
Hyzon Motors, Inc. Class A (a)(b)	95,034	530,290
IDEX Corp.	81,065	15,556,374
Illinois Tool Works, Inc.	304,930	65,968,556
Ingersoll Rand, Inc.	435,151	21,983,829
ITT, Inc.	90,530	7,954,871
John Bean Technologies Corp. (b)	35,306	4,002,641
Kadant, Inc.	12,458	2,458,586
Kennametal, Inc.	89,411	2,835,223
L.B. Foster Co. Class A (a)	10,546	165,783
Lightning eMotors, Inc. (a)	28,227	150,450
Lincoln Electric Holdings, Inc.	65,120	8,300,195
Lindsay Corp.	11,556	1,516,263
LiqTech International, Inc. (a)(b)	16,458	97,267
Manitex International, Inc. (a)	18,263	137,520
Manitowoc Co., Inc. (a)	37,615	621,776
Markforged Holding Corp. (a)	68,351	265,885
Mayville Engineering Co., Inc. (a)	10,043	103,845
Meritor, Inc. (a)	74,042	2,636,636
Microvast Holdings, Inc. (a)(b)	251,775	1,797,674
Middleby Corp. (a)	59,420	10,554,180
Miller Industries, Inc.	11,619	359,957
Mueller Industries, Inc.	62,914	3,589,244
Mueller Water Products, Inc. Class A	166,455	2,112,314
Nikola Corp. (a)(b)	226,645	1,790,496
NN, Inc. (a)	43,458	112,556
Nordson Corp.	57,903	13,114,450
Omega Flex, Inc. (b)	3,167	460,007
Oshkosh Corp.	72,599	8,061,393
Otis Worldwide Corp.	454,922	35,634,040
PACCAR, Inc.	370,764	34,039,843
Park-Ohio Holdings Corp.	8,433	134,000
Parker Hannifin Corp.	137,987	40,897,967
Pentair PLC	179,092	10,371,218
Proterra, Inc. Class A (a)(b)	197,248	1,783,122
Proto Labs, Inc. (a)	29,309	1,648,045
RBC Bearings, Inc. (a)	31,551	6,116,161
REV Group, Inc.	35,643	481,893
Sarcos Technology and Robotics Corp. Class A (a)(b)	88,088	531,171
Snap-On, Inc.	57,362	12,056,345
SPX Corp. (a)	48,908	2,479,636
SPX Flow, Inc.	44,200	3,796,338
Standex International Corp.	12,717	1,347,112
Stanley Black & Decker, Inc.	175,699	28,586,227
Tennant Co.	20,175	1,589,387
Terex Corp.	74,895	3,091,666
The Greenbrier Companies, Inc. (b)	34,424	1,529,458
The L.S. Starrett Co. Class A (a)	5,067	36,938
The Shyft Group, Inc.	34,095	1,377,779
Timken Co.	76,235	4,997,967
Titan International, Inc. (a)	53,417	598,270
Toro Co.	114,671	10,757,287
Trinity Industries, Inc.	85,972	2,481,152
Twin Disc, Inc. (a)	9,758	116,120
Urban-Gro, Inc. (a)(b)	7,927	72,294
Velo3D, Inc. (a)(b)	62,611	509,027
Wabash National Corp.	52,018	886,387
Watts Water Technologies, Inc. Class A	30,062	4,327,425
Welbilt, Inc. (a)	135,811	3,210,572
Westinghouse Air Brake Tech Co.	198,843	18,456,607
Xos, Inc. Class A (a)(b)	50,569	120,860
Xylem, Inc.	192,275	17,102,861
		825,375,150
Marine - 0.0%
Eagle Bulk Shipping, Inc.	14,546	767,011
Genco Shipping & Trading Ltd.	37,342	719,954
Kirby Corp. (a)	64,772	4,219,896
Matson, Inc.	45,331	5,021,315
Pangaea Logistics Solutions Ltd. (b)	23,150	117,602
		10,845,778
Professional Services - 0.5%
Acacia Research Corp. (a)	52,384	200,631
Alight, Inc. Class A (a)	260,172	2,716,196
ASGN, Inc. (a)	56,104	6,215,762
Atlas Technical Consultants, Inc. (a)(b)	18,785	215,652
Barrett Business Services, Inc.	8,049	484,147
BGSF, Inc.	10,142	143,002
BlackSky Technology, Inc. Class A (a)(b)	60,475	151,188
Booz Allen Hamilton Holding Corp. Class A	143,829	11,605,562
CACI International, Inc. Class A (a)	24,631	6,891,507
CBIZ, Inc. (a)	54,715	2,128,961
Clarivate Analytics PLC (a)	400,229	5,995,430
CoStar Group, Inc. (a)	423,100	25,813,331
CRA International, Inc.	7,865	698,648
DLH Holdings Corp. (a)	11,484	198,673
Dun & Bradstreet Holdings, Inc. (a)	159,945	2,968,579
Equifax, Inc.	131,631	28,740,313
Exponent, Inc.	56,534	5,357,162
First Advantage Corp.	43,920	709,308
Forrester Research, Inc. (a)	11,659	605,452
Franklin Covey Co. (a)	13,141	605,800
FTI Consulting, Inc. (a)	37,796	5,518,216
Gee Group, Inc. (a)(b)	101,271	55,699
Heidrick & Struggles International, Inc.	20,718	885,695
Hill International, Inc. (a)	48,801	87,842
Hirequest, Inc. (b)	4,973	93,293
HireRight Holdings Corp.	22,976	300,296
Hudson Global, Inc. (a)	2,753	82,039
Huron Consulting Group, Inc. (a)	23,252	1,147,021
ICF International, Inc.	17,807	1,578,056
Insperity, Inc.	39,388	3,542,951
Jacobs Engineering Group, Inc.	140,025	17,223,075
KBR, Inc. (b)	148,469	7,370,001
Kelly Services, Inc. Class A (non-vtg.)	37,639	798,700
Kforce, Inc.	21,154	1,590,358
Korn Ferry	58,041	3,845,797
LegalZoom.com, Inc. (b)	21,181	330,635
Leidos Holdings, Inc.	150,553	15,332,318
Manpower, Inc.	57,324	6,092,395
ManTech International Corp. Class A (b)	29,133	2,428,818
Mastech Digital, Inc. (a)	2,724	50,013
MISTRAS Group, Inc. (a)	20,629	137,595
Nielsen Holdings PLC	379,643	6,613,381
RCM Technologies, Inc. (a)	9,565	67,816
Red Violet, Inc. (a)(b)	11,028	291,580
Resources Connection, Inc.	32,521	539,849
Robert Half International, Inc.	118,597	14,266,033
Science Applications International Corp.	62,838	5,510,264
ShiftPixy, Inc. (a)	18,028	15,345
Skillsoft Corp. (a)(b)	69,666	451,436
Spire Global, Inc. (a)	104,516	226,800
Staffing 360 Solutions, Inc. (a)	8,472	5,846
Sterling Check Corp. (b)	15,038	316,700
TransUnion Holding Co., Inc.	205,792	18,677,682
TriNet Group, Inc. (a)	42,317	3,694,697
TrueBlue, Inc. (a)	37,272	1,013,798
Upwork, Inc. (a)	127,642	3,226,790
Verisk Analytics, Inc.	172,509	30,592,746
Volt Information Sciences, Inc. (a)	16,498	50,649
Willdan Group, Inc. (a)	12,209	394,351
		256,891,880
Road & Rail - 1.1%
AMERCO	10,666	6,160,788
ArcBest Corp.	27,133	2,514,686
Avis Budget Group, Inc. (a)	43,113	7,908,649
Bird Global, Inc. Class A (a)(b)	153,708	502,625
Covenant Transport Group, Inc. Class A	11,445	257,627
CSX Corp.	2,373,956	80,500,848
Daseke, Inc. (a)(b)	62,675	786,571
Heartland Express, Inc.	47,526	682,473
Helbiz, Inc. (a)(b)	15,851	45,175
Hertz Global Holdings, Inc.	61,996	1,259,759
HyreCar, Inc. (a)	17,022	46,300
J.B. Hunt Transport Services, Inc.	89,855	18,234,275
Knight-Swift Transportation Holdings, Inc. Class A	179,149	9,760,038
Landstar System, Inc.	41,807	6,455,419
Lyft, Inc. (a)	315,706	12,293,592
Marten Transport Ltd.	62,481	1,077,797
Norfolk Southern Corp.	260,580	66,843,982
Old Dominion Freight Lines, Inc.	99,619	31,283,355
P.A.M. Transportation Services, Inc.	3,707	250,111
Patriot Transportation Holding, Inc.	2,215	18,805
Ryder System, Inc.	57,083	4,500,424
Saia, Inc. (a)	27,911	8,016,877
Schneider National, Inc. Class B	37,372	976,157
TuSimple Holdings, Inc. (a)(b)	38,011	662,152
U.S. Xpress Enterprises, Inc. (a)	26,318	119,484
U.S.A. Truck, Inc. (a)	7,671	187,019
Uber Technologies, Inc. (a)	1,784,601	64,299,174
Union Pacific Corp.	688,158	169,252,460
Universal Logistics Holdings, Inc.	9,298	177,871
Werner Enterprises, Inc.	65,643	2,852,845
XPO Logistics, Inc. (a)	104,635	7,604,872
Yellow Corp. (a)	34,960	314,990
		505,847,200
Trading Companies & Distributors - 0.3%
AeroCentury Corp.	8,950	36,069
Air Lease Corp. Class A	113,521	4,740,637
Alta Equipment Group, Inc. (a)	27,401	345,527
Applied Industrial Technologies, Inc.	40,609	4,105,570
Beacon Roofing Supply, Inc. (a)	58,783	3,508,757
BlueLinx Corp. (a)	10,302	920,793
Boise Cascade Co.	41,643	3,328,941
Core & Main, Inc.	60,597	1,362,221
Custom Truck One Source, Inc. Class A (a)	53,358	419,394
DXP Enterprises, Inc. (a)	17,971	515,947
EVI Industries, Inc. (a)(b)	4,739	97,908
Fastenal Co.	614,629	31,628,808
GATX Corp. (b)	38,622	4,118,264
Global Industrial Co.	16,674	529,900
GMS, Inc. (a)	45,944	2,492,462
H&E Equipment Services, Inc.	33,786	1,410,903
Herc Holdings, Inc.	27,062	4,306,105
Hudson Technologies, Inc. (a)	34,345	131,198
Huttig Building Products, Inc. (a)	21,451	199,280
India Globalization Capital, Inc. (a)(b)	31,935	33,851
Karat Packaging, Inc. (a)	4,358	70,818
Lawson Products, Inc. (a)	9,580	407,246
McGrath RentCorp.	25,545	2,076,298
MRC Global, Inc. (a)	64,055	646,956
MSC Industrial Direct Co., Inc. Class A	49,315	3,820,926
NOW, Inc. (a)	117,493	1,097,385
Rush Enterprises, Inc.:
Class A	52,479	2,725,759
Class B	44	2,156
SiteOne Landscape Supply, Inc. (a)	48,171	8,306,126
Titan Machinery, Inc. (a)	21,661	613,656
Transcat, Inc. (a)	7,428	582,801
Triton International Ltd.	72,959	4,791,947
United Rentals, Inc. (a)	77,344	24,875,377
Univar, Inc. (a)	185,313	5,690,962
Veritiv Corp. (a)	14,694	1,574,756
W.W. Grainger, Inc.	46,323	22,098,850
Watsco, Inc.	36,060	9,846,544
WESCO International, Inc. (a)	48,107	5,856,065
Willis Lease Finance Corp. (a)	2,781	97,224
		159,414,387

TOTAL INDUSTRIALS		4,215,092,775

INFORMATION TECHNOLOGY - 27.0%
Communications Equipment - 0.8%
ADTRAN, Inc.	51,715	1,064,812
Airspan Networks Holdings, Inc. (a)	27,298	108,646
Applied Optoelectronics, Inc. (a)(b)	25,282	91,774
Arista Networks, Inc. (a)	239,598	29,405,863
Aviat Networks, Inc. (a)	9,913	280,538
BK Technologies Corp.	2,781	6,480
Blonder Tongue Laboratories, Inc. (a)(b)	989	425
CalAmp Corp. (a)	36,542	257,987
Calix, Inc. (a)	60,003	3,260,563
Cambium Networks Corp. (a)	11,929	331,745
Casa Systems, Inc. (a)	33,856	140,841
Ciena Corp. (a)	169,085	11,568,796
Cisco Systems, Inc.	4,517,669	251,950,400
Clearfield, Inc. (a)	13,138	842,277
ClearOne, Inc. (a)	9,941	8,847
CommScope Holding Co., Inc. (a)	217,332	2,073,347
Communications Systems, Inc. (b)	5,307	10,826
COMSovereign Holding Corp. (a)(b)	35,412	23,634
Comtech Telecommunications Corp.	27,925	574,697
Digi International, Inc. (a)	36,333	729,567
DZS, Inc. (a)	18,013	261,008
EMCORE Corp. (a)	36,766	142,652
Extreme Networks, Inc. (a)	140,331	1,612,403
F5, Inc. (a)	64,556	12,966,073
Franklin Wireless Corp. (a)	6,625	24,910
Genasys, Inc. (a)	35,934	116,426
Harmonic, Inc. (a)(b)	109,300	1,017,583
Infinera Corp. (a)(b)	224,620	2,073,243
Inseego Corp. (a)(b)	80,752	380,342
Juniper Networks, Inc.	352,837	11,922,362
KVH Industries, Inc. (a)	17,052	146,988
Lantronix, Inc. (a)	23,066	158,463
Lumentum Holdings, Inc. (a)	76,563	7,569,018
Motorola Solutions, Inc.	180,472	39,781,443
NETGEAR, Inc. (a)(b)	30,699	816,900
NetScout Systems, Inc. (a)	77,971	2,427,237
Network-1 Security Solutions, Inc.	6,331	16,271
Ondas Holdings, Inc. (a)(b)	40,242	201,210
Optical Cable Corp. (a)	2,399	10,915
PC-Tel, Inc.	15,232	74,180
Plantronics, Inc. (a)	45,356	1,277,679
Resonant, Inc. (a)(b)	69,973	307,181
Ribbon Communications, Inc. (a)	127,774	388,433
Tessco Technologies, Inc. (a)	6,312	39,639
Ubiquiti, Inc. (b)	6,692	1,699,032
ViaSat, Inc. (a)(b)	79,801	3,642,118
Viavi Solutions, Inc. (a)	261,168	4,283,155
Vislink Technologies, Inc. (a)	42,158	39,502
		396,128,431
Electronic Equipment & Components - 0.8%
908 Devices, Inc. (a)	15,051	250,298
Advanced Energy Industries, Inc.	40,253	3,455,720
Aeva Technologies, Inc. (a)	98,813	415,015
AEye, Inc. Class A (a)(b)	108,974	361,794
Airgain, Inc. (a)	10,937	99,417
Akoustis Technologies, Inc. (a)(b)	54,236	341,687
Alpine 4 Holdings, Inc. (a)(b)	156,231	242,158
Amphenol Corp. Class A	639,450	48,604,595
AmpliTech Group, Inc. (a)(b)	3,837	13,583
Arlo Technologies, Inc. (a)	89,762	832,991
Arrow Electronics, Inc. (a)	74,951	9,135,028
Autoscope Technologies Corp.	2,186	14,581
Avnet, Inc.	104,944	4,414,994
Badger Meter, Inc. (b)	32,128	3,193,844
Bel Fuse, Inc. Class B (non-vtg.)	12,703	200,072
Belden, Inc.	47,392	2,670,539
Benchmark Electronics, Inc.	36,939	965,585
CDW Corp.	146,262	25,224,345
Cemtrex, Inc. (a)	25,205	15,879
ClearSign Combustion Corp. (a)	30,692	38,979
Coda Octopus Group, Inc. (a)(b)	2,455	14,534
Cognex Corp.	191,042	12,906,798
Coherent, Inc. (a)	26,079	6,893,201
Corning, Inc.	821,835	33,202,134
CPS Technologies Corp. (a)	13,073	41,180
CTS Corp.	33,946	1,287,911
Daktronics, Inc. (a)	38,761	178,688
Data I/O Corp. (a)	4,118	19,808
Digital Ally, Inc. (a)(b)	36,367	37,822
eMagin Corp. (a)(b)	64,754	80,943
ePlus, Inc. (a)	28,484	1,335,900
Evolv Technologies Holdings, Inc. (a)	56,832	200,049
Fabrinet (a)	39,491	3,954,234
FARO Technologies, Inc. (a)	19,311	1,057,084
Focus Universal, Inc. (a)(b)	20,177	183,409
Frequency Electronics, Inc. (a)	2,027	18,507
Identiv, Inc. (a)	23,795	498,743
II-VI, Inc. (a)(b)	112,577	7,819,598
Insight Enterprises, Inc. (a)	36,935	3,841,240
Intellicheck, Inc. (a)(b)	16,349	57,058
Interlink Electronics, Inc. (a)(b)	936	9,294
IPG Photonics Corp. (a)	38,745	5,050,411
Iteris, Inc. (a)	45,705	150,369
Itron, Inc. (a)	49,097	2,340,454
Jabil, Inc.	151,827	8,777,119
KEY Tronic Corp. (a)	5,878	34,328
Keysight Technologies, Inc. (a)	199,011	31,318,361
Kimball Electronics, Inc. (a)	26,439	455,808
Knowles Corp. (a)	96,879	2,110,025
LGL Group, Inc. (a)	2,530	26,160
LGL Group, Inc. warrants 11/16/25 (a)	2,530	1,265
LightPath Technologies, Inc. Class A (a)	20,018	41,637
Lightwave Logic, Inc. (a)(b)	106,489	801,862
Littelfuse, Inc.	26,919	6,950,755
Luna Innovations, Inc. (a)(b)	35,232	240,635
Methode Electronics, Inc. Class A	40,270	1,837,923
MicroVision, Inc. (a)(b)	195,678	784,669
MICT, Inc. (a)(b)	124,131	78,327
Mirion Technologies, Inc. Class A (a)(b)	110,364	942,509
Napco Security Technologies, Inc.	30,026	612,230
National Instruments Corp.	139,692	5,608,634
Neonode, Inc. (a)(b)	9,073	42,280
nLIGHT, Inc. (a)	46,756	762,123
Nortech Systems, Inc. (a)	833	8,497
Novanta, Inc. (a)	39,339	5,374,888
OSI Systems, Inc. (a)	17,370	1,401,238
Ouster, Inc. (a)	80,693	272,742
Par Technology Corp. (a)(b)	27,760	1,164,254
PC Connection, Inc.	11,305	551,571
Plexus Corp. (a)	30,583	2,491,597
Powerfleet, Inc. (a)	35,724	127,535
Red Cat Holdings, Inc. (b)	34,077	59,294
Research Frontiers, Inc. (a)(b)	20,807	41,406
RF Industries Ltd. (a)	8,437	59,987
Richardson Electronics Ltd.	10,312	121,269
Rogers Corp. (a)	19,797	5,404,581
Sanmina Corp. (a)	73,324	2,916,829
ScanSource, Inc. (a)	26,936	850,639
Sigmatron International, Inc. (a)(b)	4,112	33,472
Smartrent, Inc. (a)(b)	95,118	613,511
Soluna Holdings, Inc. (a)(b)	9,112	96,952
Sono-Tek Corp. (a)	4,720	24,308
TD SYNNEX Corp.	43,828	4,463,005
TE Connectivity Ltd.	349,156	49,730,289
Teledyne Technologies, Inc. (a)	49,862	21,409,746
Trimble, Inc. (a)	269,970	18,830,408
TTM Technologies, Inc. (a)	115,001	1,445,563
Universal Security Instruments, Inc. (a)(b)	1,618	6,245
Velodyne Lidar, Inc. (a)(b)	107,401	396,310
Vishay Intertechnology, Inc.	142,993	2,744,036
Vishay Precision Group, Inc. (a)	12,941	406,477
Vontier Corp.	178,498	4,337,501
Wayside Technology Group, Inc.	3,804	114,500
Wireless Telecom Group, Inc. (a)	21,142	38,056
Wrap Technologies, Inc. (a)(b)	30,325	65,805
Zebra Technologies Corp. Class A (a)	57,029	23,572,367
		392,272,001
IT Services - 4.3%
Accenture PLC Class A	676,344	213,738,231
Affirm Holdings, Inc. (a)(b)	157,009	6,569,257
AgileThought, Inc. Class A (a)(b)	25,526	132,735
Akamai Technologies, Inc. (a)	173,410	18,773,367
ALJ Regional Holdings, Inc. (a)(b)	25,239	62,088
Alliance Data Systems Corp.	54,469	3,673,934
American Virtual Cloud Technologies, Inc. (a)(b)	63,695	61,345
Automatic Data Processing, Inc.	450,825	92,166,663
Backblaze, Inc. Class A (b)	6,825	77,669
BigCommerce Holdings, Inc. (a)(b)	63,221	1,637,424
Block, Inc. Class A (a)	527,080	67,202,700
BM Technologies, Inc. (a)(b)	10,050	95,877
Brightcove, Inc. (a)	43,684	326,756
Broadridge Financial Solutions, Inc.	125,302	18,320,405
Cantaloupe, Inc. (a)	62,009	481,810
Cass Information Systems, Inc. (b)	12,528	495,858
Cloudflare, Inc. (a)	292,263	34,025,258
Cognizant Technology Solutions Corp. Class A	561,829	48,390,332
Computer Task Group, Inc. (a)	13,726	126,416
Concentrix Corp.	46,129	9,220,726
Conduent, Inc. (a)	171,177	833,632
Crexendo, Inc. (b)	4,773	20,953
CSG Systems International, Inc.	37,610	2,321,289
CSP, Inc. (a)	1,089	8,984
Cyxtera Technologies, Inc. Class A (a)	35,641	433,751
Data Storage Corp. (a)(b)	4,633	16,262
Digitalocean Holdings, Inc. (a)	17,836	1,058,032
DXC Technology Co. (a)	270,539	9,206,442
EPAM Systems, Inc. (a)	60,677	12,605,647
Euronet Worldwide, Inc. (a)	56,607	7,258,716
EVERTEC, Inc. (b)	63,408	2,559,147
EVO Payments, Inc. Class A (a)	50,250	1,211,528
Exela Technologies, Inc. (a)	202,187	130,815
ExlService Holdings, Inc. (a)	35,368	4,272,101
Fastly, Inc. Class A (a)(b)	113,604	2,113,034
Fidelity National Information Services, Inc.	652,883	62,174,048
Fiserv, Inc. (a)	637,255	62,240,696
FleetCor Technologies, Inc. (a)	86,761	20,319,426
Flywire Corp. (a)	11,212	303,397
Gartner, Inc. (a)	88,456	24,804,832
Genpact Ltd.	189,983	7,948,889
Global Payments, Inc.	310,337	41,392,749
GoDaddy, Inc. (a)	177,265	14,785,674
GreenBox POS (a)	18,089	61,503
Grid Dynamics Holdings, Inc. (a)	48,083	584,208
Hackett Group, Inc.	27,326	566,195
i3 Verticals, Inc. Class A (a)	24,387	643,817
IBM Corp.	960,436	117,663,014
Information Services Group, Inc.	37,360	266,003
Innodata, Inc. (a)	24,736	130,853
Inpixon (a)	114,375	39,459
International Money Express, Inc. (a)	35,975	577,759
Jack Henry & Associates, Inc.	79,245	14,010,516
Kyndryl Holdings, Inc. (a)	195,130	3,094,762
Limelight Networks, Inc. (a)	172,926	676,141
Liveramp Holdings, Inc. (a)	72,764	3,140,494
Marqeta, Inc. Class A (b)	246,670	2,893,439
MasterCard, Inc. Class A	929,208	335,276,831
Maximus, Inc.	68,047	5,366,186
MoneyGram International, Inc. (a)	97,817	1,050,555
MongoDB, Inc. Class A (a)	70,621	26,976,516
Okta, Inc. (a)	158,174	28,920,534
OMNIQ Corp. (a)(b)	1,558	7,759
Paya Holdings, Inc. (a)(b)	92,024	593,555
Paychex, Inc.	343,368	40,881,394
Paymentus Holdings, Inc. (a)(b)	15,500	357,120
Payoneer Global, Inc. (a)	206,295	994,342
PayPal Holdings, Inc. (a)	1,257,924	140,799,433
Paysign, Inc. (a)	30,038	65,182
Perficient, Inc. (a)	35,233	3,590,243
PFSweb, Inc. (a)	16,644	188,410
Priority Technology Holdings, Inc. (a)	7,215	37,951
Rackspace Technology, Inc. (a)(b)	67,040	746,155
Repay Holdings Corp. (a)	82,796	1,429,887
Research Solutions, Inc. (a)	20,127	42,871
Sabre Corp. (a)(b)	342,605	3,744,673
ServiceSource International, Inc. (a)	82,796	110,119
Shift4 Payments, Inc. (a)(b)	50,237	2,644,978
Snowflake Computing, Inc. (a)	248,540	66,027,136
SolarWinds, Inc.	47,595	644,912
Squarespace, Inc. Class A (a)(b)	29,939	886,494
StarTek, Inc. (a)	12,366	54,163
Steel Connect, Inc. (a)	35,785	49,383
Switch, Inc. Class A	139,847	3,638,819
TaskUs, Inc.	28,714	824,666
The Glimpse Group, Inc. (b)	2,654	21,391
The Western Union Co.	424,794	7,722,755
Thoughtworks Holding, Inc. (b)	39,044	892,546
Toast, Inc. (b)	78,532	1,611,477
Ttec Holdings, Inc.	21,091	1,676,735
Tucows, Inc. (a)(b)	9,687	650,773
Twilio, Inc. Class A (a)	180,550	31,560,140
Unisys Corp. (a)	71,450	1,526,887
Usio, Inc. (a)	19,620	64,550
VeriSign, Inc. (a)	103,018	22,017,007
Verra Mobility Corp. (a)	141,549	2,378,023
Visa, Inc. Class A (b)	1,796,166	388,187,396
WEX, Inc. (a)	48,266	8,133,304
WidePoint Corp. (a)(b)	8,205	34,625
		2,070,374,934
Semiconductors & Semiconductor Equipment - 5.6%
ACM Research, Inc. (a)(b)	13,082	1,078,218
Advanced Micro Devices, Inc. (a)	1,751,703	216,055,048
AEHR Test Systems (a)	24,491	333,078
Allegro MicroSystems LLC (a)	58,142	1,666,931
Alpha & Omega Semiconductor Ltd. (a)	22,489	1,209,234
Ambarella, Inc. (a)	38,840	5,426,336
Amkor Technology, Inc. (b)	112,930	2,560,123
Amtech Systems, Inc. (a)	12,735	132,444
Analog Devices, Inc.	575,792	92,293,700
Applied Materials, Inc.	967,741	129,870,842
Atomera, Inc. (a)(b)	23,737	380,979
Axcelis Technologies, Inc. (a)	35,274	2,441,666
AXT, Inc. (a)	43,252	322,227
Azenta, Inc. (b)	80,243	7,022,867
Broadcom, Inc.	440,816	258,952,951
CEVA, Inc. (a)	24,278	989,814
Cirrus Logic, Inc. (a)	62,257	5,408,266
CMC Materials, Inc.	30,766	5,704,939
Cohu, Inc. (a)	51,634	1,609,948
CVD Equipment Corp. (a)	7,163	31,374
CyberOptics Corp. (a)	7,654	291,005
Diodes, Inc. (a)	48,568	4,351,207
Enphase Energy, Inc. (a)	144,377	24,067,646
Entegris, Inc.	144,845	18,899,376
Everspin Technologies, Inc. (a)(b)	16,660	168,099
First Solar, Inc. (a)	104,633	7,877,819
FormFactor, Inc. (a)	88,786	3,594,945
GSI Technology, Inc. (a)	13,332	52,795
Ichor Holdings Ltd. (a)	30,077	1,059,613
Impinj, Inc. (a)	19,978	1,373,488
indie Semiconductor, Inc. (a)	53,529	420,203
Intel Corp.	4,355,573	207,760,832
Intest Corp. (a)	11,163	124,021
KLA Corp.	162,122	56,499,517
Kopin Corp. (a)	80,408	212,277
Kulicke & Soffa Industries, Inc. (b)	65,584	3,426,108
Lam Research Corp.	150,842	84,675,157
Lattice Semiconductor Corp. (a)	147,721	9,250,289
MACOM Technology Solutions Holdings, Inc. (a)	51,305	3,083,431
Marvell Technology, Inc.	880,127	60,139,078
MaxLinear, Inc. Class A (a)	74,874	4,593,520
Meta Materials, Inc. (a)(b)	248,090	533,394
Microchip Technology, Inc.	592,846	41,694,859
Micron Technology, Inc.	1,196,878	106,354,579
MKS Instruments, Inc.	58,629	8,829,527
Monolithic Power Systems, Inc.	46,309	21,241,938
Navitas Semiconductor Corp. (a)(b)	80,041	779,599
NeoPhotonics Corp. (a)	55,707	852,874
NVE Corp.	4,893	279,880
NVIDIA Corp.	2,677,959	653,020,302
NXP Semiconductors NV	285,260	54,233,631
onsemi (a)	460,902	28,857,074
Onto Innovation, Inc. (a)	54,665	4,712,670
PDF Solutions, Inc. (a)	31,174	852,921
Peraso, Inc. (a)	5,952	14,880
Photronics, Inc. (a)	64,326	1,184,885
Pixelworks, Inc. (a)	52,973	173,222
Power Integrations, Inc.	66,485	5,983,650
Qorvo, Inc. (a)	118,289	16,179,569
Qualcomm, Inc.	1,199,581	206,315,936
QuickLogic Corp. (a)(b)	10,553	53,820
Rambus, Inc. (a)	118,370	3,195,990
Rubicon Technology, Inc. (a)	738	6,649
Semtech Corp. (a)	68,284	4,737,544
Silicon Laboratories, Inc. (a)	42,420	6,520,378
SiTime Corp. (a)	16,120	3,258,497
SkyWater Technology, Inc. (a)(b)	6,939	80,145
Skyworks Solutions, Inc.	176,481	24,384,380
SMART Global Holdings, Inc. (a)	48,964	1,344,062
SolarEdge Technologies, Inc. (a)	56,084	17,914,351
Summit Wireless Technologies, Inc. (a)	14,292	17,436
SunPower Corp. (a)(b)	88,018	1,578,163
Synaptics, Inc. (a)	41,562	9,494,008
Teradyne, Inc.	174,183	20,539,659
Texas Instruments, Inc.	988,822	168,089,852
Trio-Tech International (a)	2,367	15,977
Ultra Clean Holdings, Inc. (a)	48,139	2,205,248
Universal Display Corp.	47,498	7,357,915
Veeco Instruments, Inc. (a)	53,266	1,521,810
Wolfspeed, Inc. (a)(b)	124,703	12,809,492
		2,662,632,177
Software - 9.4%
8x8, Inc. (a)	127,045	1,646,503
A10 Networks, Inc.	67,454	960,545
ACI Worldwide, Inc. (a)	125,178	4,195,967
Adobe, Inc. (a)	509,775	238,411,572
Agilysys, Inc. (a)	20,705	870,231
Alarm.com Holdings, Inc. (a)	50,192	3,304,139
Alfi, Inc. (b)	3,888	9,331
Altair Engineering, Inc. Class A (a)(b)	54,965	3,650,775
Alteryx, Inc. Class A (a)	63,170	3,935,491
American Software, Inc. Class A	32,946	723,824
Amplitude, Inc. (a)	25,183	539,924
Anaplan, Inc. (a)	154,916	7,338,371
ANSYS, Inc. (a)	93,299	30,246,603
AppFolio, Inc. (a)	21,630	2,447,218
Appian Corp. Class A (a)(b)	42,167	2,570,500
AppLovin Corp. (a)(b)	28,806	1,673,052
Arteris, Inc.	5,692	84,982
Asana, Inc. (a)(b)	86,256	4,725,966
Aspen Technology, Inc. (a)	71,588	10,910,727
Asure Software, Inc. (a)	18,682	130,214
Auddia, Inc. (a)(b)	3,096	5,046
AudioEye, Inc. (a)(b)	7,611	45,742
Autodesk, Inc. (a)	235,878	51,947,412
Avalara, Inc. (a)	92,104	9,570,527
Avaya Holdings Corp. (a)	88,985	1,225,323
AvePoint, Inc. (a)	92,371	520,972
AvidXchange Holdings, Inc. (b)	26,655	256,688
Aware, Inc. (a)	5,680	18,971
Benefitfocus, Inc. (a)	31,970	322,258
Bentley Systems, Inc. Class B (b)	200,408	7,693,663
Bill.Com Holdings, Inc. (a)	97,395	23,168,323
Bio-Key International, Inc. (a)	11,210	24,774
Black Knight, Inc. (a)	166,907	9,378,504
Blackbaud, Inc. (a)	45,964	2,872,290
Blackboxstocks, Inc. (a)(b)	11,138	18,044
BlackLine, Inc. (a)(b)	60,396	4,548,423
Blend Labs, Inc. (b)	22,601	199,793
Bottomline Technologies, Inc. (a)	42,018	2,379,900
Box, Inc. Class A (a)	166,927	4,275,000
Bridgeline Digital, Inc. (a)(b)	6,040	11,234
BSQUARE Corp. (a)(b)	21,884	36,109
BTCS, Inc.	13,188	56,049
BTRS Holdings, Inc. (a)	99,145	604,785
C3.Ai, Inc. (a)(b)	74,919	1,679,684
Cadence Design Systems, Inc. (a)	296,747	44,936,398
CCC Intelligent Solutions Holdings, Inc. Class A (a)	64,421	699,612
CDK Global, Inc.	129,936	5,891,298
Cerence, Inc. (a)(b)	40,292	1,454,944
Ceridian HCM Holding, Inc. (a)	144,244	10,516,830
ChannelAdvisor Corp. (a)	31,994	574,292
Cipher Mining, Inc. (a)	44,591	136,003
Citrix Systems, Inc.	133,150	13,647,875
Cleanspark, Inc. (a)(b)	38,515	408,259
Clear Secure, Inc. (b)	14,480	389,946
Clearwater Analytics Holdings, Inc. (b)	35,018	695,808
CommVault Systems, Inc. (a)	48,627	3,059,125
Confluent, Inc.	65,606	2,807,281
Consensus Cloud Solutions, Inc. (a)	16,947	943,270
CoreCard Corp. (a)(b)	6,574	211,814
Couchbase, Inc.	8,947	188,513
Coupa Software, Inc. (a)	78,451	9,493,356
Crowdstrike Holdings, Inc. (a)	220,101	42,965,916
CS Disco, Inc. (b)	13,542	511,617
Datadog, Inc. Class A (a)	275,865	44,444,610
DatChat, Inc. (a)(b)	7,676	16,657
Datto Holding Corp. (a)(b)	27,762	651,297
Digimarc Corp. (a)(b)	13,825	416,547
Digital Turbine, Inc. (a)(b)	94,404	4,576,706
DocuSign, Inc. (a)	209,514	24,812,743
Dolby Laboratories, Inc. Class A	71,386	5,361,089
Domo, Inc. Class B (a)	34,426	1,531,957
Dropbox, Inc. Class A (a)	298,971	6,783,652
Duck Creek Technologies, Inc. (a)	85,627	2,010,522
Dynatrace, Inc. (a)	208,587	9,265,435
E2open Parent Holdings, Inc. (a)(b)	187,560	1,684,289
Ebix, Inc. (b)	25,297	746,514
eGain Communications Corp. (a)	23,104	272,396
Elastic NV (a)	76,110	6,594,932
Embark Technology, Inc. (a)(b)	241,310	1,100,374
Enfusion, Inc. Class A	19,440	322,510
Envestnet, Inc. (a)	59,114	4,422,909
Everbridge, Inc. (a)	40,849	1,614,352
EverCommerce, Inc.	20,305	243,254
Evolving Systems, Inc. (a)	5,549	10,543
Expensify, Inc.	9,760	200,080
Fair Isaac Corp. (a)	29,154	13,737,073
Five9, Inc. (a)	72,042	7,924,620
ForgeRock, Inc. (b)	13,173	195,092
Fortinet, Inc. (a)	145,683	50,190,707
Freshworks, Inc. (b)	36,844	674,982
GitLab, Inc. (b)	10,634	619,643
Greenidge Generation Holdings, Inc. (a)	8,197	78,527
GSE Systems, Inc. (a)	33,330	42,662
GTY Technology Holdings, Inc. (a)	48,586	215,722
Guidewire Software, Inc. (a)	87,970	7,754,556
HubSpot, Inc. (a)	47,917	25,156,425
Informatica, Inc. (b)	31,605	637,157
Intapp, Inc.	11,366	262,100
InterDigital, Inc.	33,902	2,183,967
Intrusion, Inc. (a)	13,138	47,034
Intuit, Inc.	303,172	143,815,702
Inuvo, Inc. (a)(b)	78,271	36,239
Ipsidy, Inc. (a)(b)	21,089	104,391
IronNet, Inc. Class A (a)(b)	35,088	163,510
Issuer Direct Corp. (a)	3,190	90,086
Jamf Holding Corp. (a)(b)	58,244	1,992,527
Kaltura, Inc.	17,654	39,545
Kaspien Holdings, Inc. (a)	43	335
KnowBe4, Inc. (a)	45,300	912,342
Latch, Inc. (a)(b)	97,155	401,250
LivePerson, Inc. (a)(b)	69,788	1,415,301
Livevox Holdings, Inc. (a)	24,687	123,929
Mandiant, Inc. (a)	253,747	5,024,191
Manhattan Associates, Inc. (a)	68,533	9,161,491
Marathon Digital Holdings, Inc. (a)(b)	106,366	2,696,378
Marin Software, Inc. (a)(b)	15,416	47,790
Matterport, Inc. (a)(b)	198,163	1,468,388
McAfee Corp.	79,157	2,057,290
MeridianLink, Inc.	14,458	283,088
Microsoft Corp.	8,041,111	2,402,603,556
MicroStrategy, Inc. Class A (a)(b)	9,022	3,996,746
Mimecast Ltd. (a)	66,175	5,262,898
Mitek Systems, Inc. (a)	46,093	684,942
Model N, Inc. (a)	34,585	850,445
Momentive Global, Inc. (a)	139,938	2,199,825
N-able, Inc. (a)	72,186	835,192
nCino, Inc. (a)(b)	60,963	2,800,031
NCR Corp. (a)	139,689	5,660,198
NetSol Technologies, Inc. (a)	4,917	19,570
New Relic, Inc. (a)	63,183	4,185,242
Nextnav, Inc. (a)(b)	23,303	141,682
NortonLifeLock, Inc.	618,863	17,934,650
Nuance Communications, Inc. (a)	301,279	16,727,010
Nutanix, Inc. Class A (a)	229,402	6,125,033
NXT-ID, Inc. (a)(b)	9,769	24,911
Oblong, Inc. (a)	14,552	11,057
Olo, Inc. (a)(b)	60,691	886,696
ON24, Inc. (a)	10,105	157,638
Onespan, Inc. (a)	36,144	498,064
Oracle Corp.	1,727,275	131,221,082
Pagerduty, Inc. (a)(b)	80,376	2,718,316
Palantir Technologies, Inc. (a)	1,708,982	20,251,437
Palo Alto Networks, Inc. (a)	105,033	62,415,860
Park City Group, Inc. (a)(b)	12,790	81,728
Paycom Software, Inc. (a)	51,962	17,626,030
Paycor HCM, Inc. (b)	33,700	945,959
Paylocity Holding Corp. (a)	43,753	9,294,887
Pegasystems, Inc.	43,199	3,763,497
Phunware, Inc. (a)(b)	85,461	255,528
Ping Identity Holding Corp. (a)	64,071	1,348,054
Progress Software Corp. (b)	48,537	2,139,511
PROS Holdings, Inc. (a)	42,545	1,352,080
PTC, Inc. (a)	113,267	12,604,352
Q2 Holdings, Inc. (a)	61,250	3,984,313
Qualtrics International, Inc.	104,121	3,157,990
Qualys, Inc. (a)	35,237	4,415,548
Quantum Computing, Inc. (a)(b)	23,293	63,823
Qumu Corp. (a)	12,633	24,129
Rapid7, Inc. (a)	59,832	6,190,219
RealNetworks, Inc. (a)	36,372	23,642
Rekor Systems, Inc. (a)(b)	42,576	201,384
Rimini Street, Inc. (a)	32,257	146,124
RingCentral, Inc. (a)	87,778	11,484,874
Riot Blockchain, Inc. (a)(b)	90,052	1,551,596
SailPoint Technologies Holding, Inc. (a)	99,743	4,126,368
Salesforce.com, Inc. (a)	1,048,824	220,808,917
SeaChange International, Inc. (a)(b)	31,744	40,950
SecureWorks Corp. (a)	10,549	162,138
Semrush Holdings, Inc. (b)	18,136	270,408
SentinelOne, Inc.	45,205	1,876,008
ServiceNow, Inc. (a)	213,112	123,587,911
ShotSpotter, Inc. (a)	8,984	230,709
SilverSun Technologies, Inc. (A Shares)	1,276	4,568
Smartsheet, Inc. (a)	133,514	7,098,939
Smith Micro Software, Inc. (a)(b)	48,530	201,885
Splunk, Inc. (a)	172,572	20,380,753
Sprinklr, Inc. (b)	18,030	216,360
Sprout Social, Inc. (a)	48,415	3,152,301
SPS Commerce, Inc. (a)	39,937	5,185,819
SRAX, Inc. (a)	24,582	109,390
SS&C Technologies Holdings, Inc.	236,087	17,699,442
Stronghold Digital Mining, Inc. Class A	7,392	93,213
Sumo Logic, Inc. (a)	103,415	1,245,117
Synchronoss Technologies, Inc. (a)	88,709	142,821
Synopsys, Inc. (a)	163,755	51,155,424
Telos Corp. (a)	61,164	698,493
Tenable Holdings, Inc. (a)	96,794	5,358,516
Teradata Corp. (a)	117,337	5,865,677
TeraWulf, Inc. (a)(b)	734	8,573
TeraWulf, Inc. rights (a)(c)	734	0
The Trade Desk, Inc. (a)	466,530	39,804,340
Tyler Technologies, Inc. (a)	44,050	18,864,853
UiPath, Inc. Class A (a)	278,175	9,655,454
Unity Software, Inc. (a)	171,009	18,203,908
Upland Software, Inc. (a)	28,279	533,342
Varonis Systems, Inc. (a)	113,507	4,948,905
Verb Technology Co., Inc. (a)(b)	65,057	76,767
Verint Systems, Inc. (a)	72,706	3,652,022
Veritone, Inc. (a)(b)	34,532	581,519
Vertex, Inc. Class A (a)	28,980	403,691
Viant Technology, Inc.	15,094	124,224
VirnetX Holding Corp. (a)(b)	65,333	118,906
VMware, Inc. Class A (a)	215,325	25,261,929
Vonage Holdings Corp. (a)	266,827	5,421,925
Workday, Inc. Class A (a)	204,005	46,727,345
Workiva, Inc. (a)	47,854	5,039,026
Xperi Holding Corp.	122,709	2,125,320
Yext, Inc. (a)	123,107	913,454
Zendesk, Inc. (a)	129,336	15,089,631
Zeta Global Holdings Corp. (b)	23,563	306,555
Zoom Video Communications, Inc. Class A (a)	231,718	30,725,807
Zscaler, Inc. (a)	84,418	20,188,565
Zuora, Inc. (a)	127,641	1,937,590
		4,464,698,141
Technology Hardware, Storage & Peripherals - 6.1%
3D Systems Corp. (a)(b)	140,934	2,511,444
Apple, Inc.	16,693,316	2,756,400,254
Astro-Med, Inc. (a)	5,791	86,865
Avid Technology, Inc. (a)	37,676	1,185,287
Boxlight Corp. (a)(b)	63,010	72,462
Corsair Gaming, Inc. (a)(b)	34,502	796,306
CPI Card Group (a)	3,937	51,181
Dell Technologies, Inc.	310,131	15,804,276
Diebold Nixdorf, Inc. (a)	77,327	672,745
Eastman Kodak Co. (a)(b)	70,632	336,915
Hewlett Packard Enterprise Co.	1,401,796	22,316,592
HP, Inc.	1,229,514	42,246,101
Immersion Corp. (a)(b)	31,921	169,820
Intevac, Inc. (a)	26,000	134,680
IonQ, Inc. (a)(b)	120,577	1,926,820
Movano, Inc. (a)(b)	2,476	7,923
NetApp, Inc.	240,778	18,872,180
One Stop Systems, Inc. (a)(b)	15,518	64,400
Pure Storage, Inc. Class A (a)	296,405	7,688,746
Quantum Corp. (a)	55,195	143,507
Seagate Technology Holdings PLC	218,478	22,538,190
Socket Mobile, Inc. (a)(b)	6,713	26,583
Sonim Technologies, Inc. (a)(b)	3,133	1,886
Super Micro Computer, Inc. (a)	47,581	1,869,457
Transact Technologies, Inc. (a)	10,404	93,740
Turtle Beach Corp. (a)	16,992	403,900
Western Digital Corp. (a)	332,430	16,933,984
Xerox Holdings Corp.	145,658	2,870,919
		2,916,227,163

TOTAL INFORMATION TECHNOLOGY		12,902,332,847

MATERIALS - 2.8%
Chemicals - 1.7%
Advanced Emissions Solutions, Inc. (a)	18,413	113,240
AdvanSix, Inc.	29,712	1,190,263
AgroFresh Solutions, Inc. (a)	16,647	33,460
Air Products & Chemicals, Inc.	236,975	55,997,193
Albemarle Corp. U.S.	124,852	24,457,258
American Vanguard Corp.	27,918	420,724
Amyris, Inc. (a)(b)	207,664	946,948
Ashland Global Holdings, Inc. (b)	59,812	5,519,451
Avient Corp.	101,274	5,305,745
Axalta Coating Systems Ltd. (a)	227,202	6,143,542
Balchem Corp.	34,201	4,731,366
Cabot Corp.	62,935	4,604,325
Celanese Corp. Class A	116,158	16,178,486
CF Industries Holdings, Inc.	228,694	18,567,666
Chase Corp.	7,764	712,968
Core Molding Technologies, Inc. (a)	6,425	55,127
Corteva, Inc.	781,335	40,652,860
Crown ElectroKinetics Corp. (a)	10,703	20,764
Danimer Scientific, Inc. (a)(b)	87,676	348,950
Diversey Holdings Ltd. (a)	56,787	543,452
Dow, Inc.	792,934	46,751,389
DuPont de Nemours, Inc.	553,365	42,813,850
Eastman Chemical Co.	143,419	16,990,849
Ecolab, Inc.	266,559	46,983,689
Ecovyst, Inc.	55,147	602,757
Element Solutions, Inc.	238,806	5,869,851
Ferro Corp. (a)	85,541	1,858,806
Flotek Industries, Inc. (a)	62,549	88,820
FMC Corp.	135,479	15,884,913
FutureFuel Corp.	27,148	199,809
GCP Applied Technologies, Inc. (a)	56,790	1,793,428
H.B. Fuller Co.	55,907	3,822,362
Hawkins, Inc. (b)	19,798	896,057
Huntsman Corp.	223,647	9,044,285
Ingevity Corp. (a)	43,761	2,985,813
Innospec, Inc.	27,555	2,631,503
International Flavors & Fragrances, Inc.	272,171	36,198,743
Intrepid Potash, Inc. (a)	10,298	585,853
Koppers Holdings, Inc.	22,330	639,308
Kraton Performance Polymers, Inc. (a)	33,827	1,561,116
Kronos Worldwide, Inc.	21,480	316,400
Linde PLC	548,493	160,840,087
Livent Corp. (a)(b)	171,271	4,033,432
Loop Industries, Inc. (a)(b)	23,909	165,928
LSB Industries, Inc.	31,605	546,767
LyondellBasell Industries NV Class A	280,902	27,312,101
Marrone Bio Innovations, Inc. (a)	109,883	75,742
Minerals Technologies, Inc.	37,379	2,616,156
NewMarket Corp.	7,395	2,349,835
Northern Technologies International Corp.	7,022	89,882
Olin Corp.	151,950	7,826,945
Origin Materials, Inc. Class A (a)(b)	125,803	652,918
Orion Engineered Carbons SA	67,558	1,049,851
PPG Industries, Inc.	254,365	33,945,009
PureCycle Technologies, Inc. (a)	83,740	582,830
Quaker Houghton (b)	14,687	2,726,054
Rayonier Advanced Materials, Inc. (a)	67,685	397,311
RPM International, Inc.	139,639	11,809,270
Sensient Technologies Corp.	46,733	3,838,181
Sherwin-Williams Co.	258,060	67,903,328
Stepan Co.	25,319	2,623,555
The Chemours Co. LLC	175,015	4,830,414
The Mosaic Co.	395,863	20,755,097
The Scotts Miracle-Gro Co. Class A (b)	43,134	6,041,348
Trecora Resources (a)	20,042	177,773
Tredegar Corp.	26,173	301,251
Trinseo PLC (b)	42,001	2,182,372
Tronox Holdings PLC	120,782	2,451,875
Valhi, Inc.	2,177	55,448
Valvoline, Inc.	196,080	6,339,266
Westlake Corp.	35,149	3,877,286
Zymergen, Inc. (a)	16,194	62,023
		803,522,724
Construction Materials - 0.1%
Eagle Materials, Inc.	43,174	5,907,498
Forterra, Inc. (a)	30,539	719,499
Martin Marietta Materials, Inc.	66,846	25,361,372
Smith-Midland Corp. (a)	4,497	107,074
Summit Materials, Inc. (a)	129,702	4,049,296
United States Lime & Minerals, Inc.	2,212	259,976
Vulcan Materials Co.	142,520	25,860,254
		62,264,969
Containers & Packaging - 0.4%
Amcor PLC	1,641,524	19,090,924
Aptargroup, Inc.	71,488	8,712,957
Avery Dennison Corp.	88,697	15,628,411
Ball Corp.	346,446	31,090,064
Berry Global Group, Inc. (a)	144,005	8,733,903
Crown Holdings, Inc.	136,430	16,735,868
Graphic Packaging Holding Co.	304,508	6,266,775
Greif, Inc.:
Class A	29,259	1,682,100
Class B	6,879	391,553
International Paper Co.	412,611	17,960,957
Myers Industries, Inc.	41,564	690,794
O-I Glass, Inc. (a)	174,356	2,228,270
Packaging Corp. of America	101,682	14,966,574
Pactiv Evergreen, Inc.	44,697	429,985
Ranpak Holdings Corp. (A Shares) (a)	42,623	1,031,477
Sealed Air Corp.	158,471	10,638,158
Silgan Holdings, Inc.	92,369	3,868,414
Sonoco Products Co.	104,829	6,155,559
TriMas Corp.	49,050	1,594,616
UFP Technologies, Inc. (a)	7,157	494,835
WestRock Co.	284,785	12,892,217
		181,284,411
Metals & Mining - 0.6%
Alcoa Corp.	199,712	15,046,302
Allegheny Technologies, Inc. (a)	138,476	3,564,372
Alpha Metallurgical Resources (a)	18,266	1,731,251
Ampco-Pittsburgh Corp. (a)	13,319	80,713
Arconic Corp. (a)	117,278	3,600,435
Carpenter Technology Corp.	53,200	2,042,348
Century Aluminum Co. (a)(b)	53,490	1,263,434
Cleveland-Cliffs, Inc. (a)	483,563	10,812,469
Coeur d'Alene Mines Corp. (a)	271,223	1,166,259
Commercial Metals Co.	132,151	5,094,421
Compass Minerals International, Inc.	35,761	2,096,310
Comstock Mining, Inc. (a)(b)	99,095	144,679
Freeport-McMoRan, Inc.	1,573,684	73,884,464
Friedman Industries	7,755	60,799
Gatos Silver, Inc. (a)	47,448	159,900
Gold Resource Corp.	68,989	111,762
Golden Minerals Co. (a)(b)	129,922	61,050
Haynes International, Inc.	12,892	471,332
Hecla Mining Co.	584,512	3,366,789
Hycroft Mining Holding Corp. (a)	33,866	10,502
Kaiser Aluminum Corp.	16,695	1,611,068
Materion Corp.	22,001	1,838,184
McEwen Mining, Inc. (a)	384,720	304,737
MP Materials Corp. (a)(b)	79,035	3,605,577
Newmont Corp.	854,514	56,568,827
Nucor Corp.	306,206	40,302,834
Olympic Steel, Inc.	9,275	248,292
Paramount Gold Nevada Corp. (a)	2,346	1,443
Piedmont Lithium, Inc. (a)	16,821	883,944
Ramaco Resources, Inc. (b)	9,913	145,622
Reliance Steel & Aluminum Co.	67,240	12,834,099
Royal Gold, Inc.	69,988	8,486,745
Ryerson Holding Corp.	16,343	426,879
Schnitzer Steel Industries, Inc. Class A (b)	26,893	1,308,344
Solitario Exploration & Royalty Corp. (a)(b)	76,068	45,641
Steel Dynamics, Inc.	201,921	14,251,584
SunCoke Energy, Inc.	85,719	679,752
Synalloy Corp. (a)	8,458	135,159
TimkenSteel Corp. (a)(b)	45,523	820,780
U.S. Antimony Corp. (a)(b)	71,979	34,910
U.S. Gold Corp. (a)	7,183	50,281
United States Steel Corp. (b)	288,384	7,846,929
Universal Stainless & Alloy Products, Inc. (a)	7,522	74,919
Warrior Metropolitan Coal, Inc.	54,162	1,706,103
Worthington Industries, Inc. (b)	36,115	2,059,277
		281,041,521
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	17,712	510,637
Glatfelter Corp.	46,812	643,197
Louisiana-Pacific Corp.	94,524	6,801,002
Mercer International, Inc. (SBI)	42,561	569,041
Neenah, Inc.	17,639	687,039
Resolute Forest Products	50,332	627,640
Schweitzer-Mauduit International, Inc.	33,536	1,046,994
Sylvamo Corp. (a)	37,827	1,320,162
Verso Corp.	25,382	672,877
		12,878,589

TOTAL MATERIALS		1,340,992,214

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Acadia Realty Trust (SBI)	93,745	2,009,893
Agree Realty Corp.	81,086	5,201,667
Alexander & Baldwin, Inc.	76,802	1,722,669
Alexanders, Inc.	2,907	736,692
Alexandria Real Estate Equities, Inc.	150,871	28,574,967
Alpine Income Property Trust, Inc.	11,655	223,426
American Assets Trust, Inc.	55,931	2,044,837
American Campus Communities, Inc.	147,757	7,950,804
American Homes 4 Rent Class A	301,441	11,457,772
American Tower Corp.	487,753	110,656,523
Americold Realty Trust	283,177	7,566,489
Apartment Income (REIT) Corp.	166,792	8,608,135
Apartment Investment & Management Co. Class A (a)	160,140	1,143,400
Apple Hospitality (REIT), Inc.	224,623	3,973,581
Armada Hoffler Properties, Inc.	87,249	1,280,815
Ashford Hospitality Trust, Inc. (a)	37,123	319,629
AvalonBay Communities, Inc.	150,478	35,902,546
Bluerock Residential Growth (REIT), Inc.	27,825	738,754
Boston Properties, Inc.	152,961	18,708,660
Braemar Hotels & Resorts, Inc. (a)	58,251	347,176
Brandywine Realty Trust (SBI)	182,775	2,436,391
Brixmor Property Group, Inc.	315,626	7,928,525
Broadstone Net Lease, Inc. (b)	179,498	3,887,927
BRT Apartments Corp.	12,078	265,837
Camden Property Trust (SBI)	109,435	18,068,813
CareTrust (REIT), Inc.	103,826	1,816,955
CatchMark Timber Trust, Inc.	52,142	399,408
Cedar Realty Trust, Inc.	12,755	306,248
Centerspace	15,318	1,439,739
Chatham Lodging Trust (a)	51,700	710,875
CIM Commercial Trust Corp.	23,830	184,921
City Office REIT, Inc.	45,839	789,348
Clipper Realty, Inc.	13,707	130,491
Community Healthcare Trust, Inc.	25,610	1,067,937
CorEnergy Infrastructure Trust, Inc.	12,714	39,032
CorePoint Lodging, Inc. (a)	41,646	665,087
Corporate Office Properties Trust (SBI)	119,193	3,124,049
Cousins Properties, Inc.	158,565	6,125,366
Crown Castle International Corp.	463,607	77,232,290
CTO Realty Growth, Inc. (b)	6,288	394,195
CubeSmart	233,798	11,271,402
CyrusOne, Inc.	135,182	12,213,694
DiamondRock Hospitality Co. (a)	239,041	2,282,842
Digital Realty Trust, Inc.	304,951	41,143,989
Digitalbridge Group, Inc. (a)	546,623	3,963,017
Diversified Healthcare Trust (SBI)	258,208	743,639
Douglas Emmett, Inc.	186,339	5,906,946
Duke Realty Corp.	408,961	21,674,933
Easterly Government Properties, Inc.	95,795	1,994,452
EastGroup Properties, Inc.	43,313	8,262,388
Empire State Realty Trust, Inc.	160,223	1,515,710
EPR Properties	82,988	4,132,802
Equinix, Inc.	96,283	68,334,934
Equity Commonwealth (a)	135,093	3,589,421
Equity Lifestyle Properties, Inc.	183,681	13,706,276
Equity Residential (SBI)	366,309	31,246,158
Essential Properties Realty Trust, Inc.	141,386	3,574,238
Essex Property Trust, Inc.	69,607	22,077,252
Extra Space Storage, Inc.	143,071	26,918,809
Farmland Partners, Inc.	30,525	356,227
Federal Realty Investment Trust (SBI)	74,282	8,734,078
First Industrial Realty Trust, Inc.	138,439	7,971,318
Four Corners Property Trust, Inc.	85,720	2,261,294
Franklin Street Properties Corp.	102,509	592,502
Gaming & Leisure Properties	243,641	11,063,738
Generation Income Properties, Inc. (b)	1,312	9,132
Getty Realty Corp.	43,952	1,210,878
Gladstone Commercial Corp.	40,565	859,572
Gladstone Land Corp.	34,935	1,044,207
Global Medical REIT, Inc.	81,095	1,273,192
Global Net Lease, Inc.	114,529	1,627,457
Global Self Storage, Inc.	8,306	47,344
Healthcare Realty Trust, Inc.	162,796	4,245,720
Healthcare Trust of America, Inc.	234,375	6,888,281
Healthpeak Properties, Inc.	576,277	17,899,164
Hersha Hospitality Trust (a)	34,344	316,995
Highwoods Properties, Inc. (SBI)	110,943	4,837,115
Host Hotels & Resorts, Inc.	762,967	13,939,407
Hudson Pacific Properties, Inc.	164,032	4,330,445
Independence Realty Trust, Inc.	121,771	3,077,153
Indus Realty Trust, Inc. (b)	6,682	508,767
Industrial Logistics Properties Trust	69,679	1,558,719
InnSuites Hospitality Trust	2,044	8,012
InvenTrust Properties Corp.	71,031	1,843,254
Invitation Homes, Inc.	639,032	24,155,410
Iron Mountain, Inc.	309,903	15,241,030
iStar Financial, Inc. (b)	73,672	1,850,641
JBG SMITH Properties	130,097	3,470,988
Kilroy Realty Corp.	111,421	7,979,972
Kimco Realty Corp.	653,768	15,383,161
Kite Realty Group Trust	233,835	5,128,002
Lamar Advertising Co. Class A	93,631	10,211,397
Life Storage, Inc.	88,600	11,215,874
LTC Properties, Inc.	41,866	1,416,327
LXP Industrial Trust (REIT)	310,425	4,799,171
Medalist Diversified (REIT), Inc.	8,334	9,084
Medical Properties Trust, Inc.	645,668	13,132,887
Mid-America Apartment Communities, Inc.	123,436	25,256,240
National Health Investors, Inc.	48,743	2,598,489
National Retail Properties, Inc.	194,061	8,268,939
National Storage Affiliates Trust	87,635	5,106,491
Necessity Retail (REIT), Inc./The	137,252	966,254
NETSTREIT Corp.	44,143	977,326
New York City REIT, Inc.	17,260	200,389
NexPoint Residential Trust, Inc.	26,442	2,246,777
Office Properties Income Trust	52,371	1,311,894
Omega Healthcare Investors, Inc.	254,358	7,165,265
One Liberty Properties, Inc.	17,476	507,853
Orion Office (REIT), Inc. (a)	57,617	981,218
Outfront Media, Inc.	155,056	4,139,995
Paramount Group, Inc.	175,344	1,962,099
Park Hotels & Resorts, Inc. (a)	251,066	4,730,083
Pebblebrook Hotel Trust	139,821	3,147,371
Pennsylvania Real Estate Investment Trust (SBI) (a)(b)	61,343	57,043
Phillips Edison & Co., Inc.	20,503	662,657
Physicians Realty Trust	243,068	3,952,286
Piedmont Office Realty Trust, Inc. Class A	132,116	2,251,257
Plymouth Industrial REIT, Inc.	41,820	1,090,666
Postal Realty Trust, Inc.	14,861	259,324
Potlatch Corp.	73,538	4,037,236
Preferred Apartment Communities, Inc. Class A	56,377	1,424,083
Presidio Property Trust, Inc.:
Class A (b)	8,540	31,427
Class A warrants 1/24/27 (a)	5,422	1,161
Prologis (REIT), Inc.	791,309	115,412,418
PS Business Parks, Inc.	22,888	3,645,830
Public Storage	163,125	57,912,638
Rayonier, Inc.	156,007	6,193,478
Realty Income Corp.	606,828	40,105,263
Regency Centers Corp.	165,596	10,911,120
Retail Opportunity Investments Corp.	147,623	2,680,834
Retail Value, Inc.	18,573	57,576
Rexford Industrial Realty, Inc.	161,666	11,337,637
RLJ Lodging Trust	177,363	2,481,308
RPT Realty	108,056	1,399,325
Ryman Hospitality Properties, Inc. (a)	58,635	5,166,330
Sabra Health Care REIT, Inc.	247,442	3,323,146
Safehold, Inc.	15,465	948,932
Saul Centers, Inc.	14,627	673,281
SBA Communications Corp. Class A	116,171	35,245,120
Seritage Growth Properties (a)	38,138	388,626
Service Properties Trust	177,355	1,530,574
Simon Property Group, Inc.	352,048	48,427,723
SITE Centers Corp.	191,096	2,971,543
SL Green Realty Corp.	72,193	5,740,787
Sotherly Hotels, Inc. (a)	14,233	33,448
Spirit Realty Capital, Inc.	135,202	6,269,317
Stag Industrial, Inc.	186,592	7,269,624
Store Capital Corp.	262,149	8,053,217
Summit Hotel Properties, Inc. (a)	113,350	1,121,032
Sun Communities, Inc. (b)	125,703	22,752,243
Sunstone Hotel Investors, Inc. (a)	232,252	2,457,226
Tanger Factory Outlet Centers, Inc.	116,735	1,947,140
Terreno Realty Corp.	84,586	5,818,671
The Macerich Co.	225,848	3,455,474
UDR, Inc.	311,124	17,071,374
UMH Properties, Inc.	48,941	1,128,579
Uniti Group, Inc.	258,996	3,359,178
Universal Health Realty Income Trust (SBI)	13,409	765,788
Urban Edge Properties	116,891	2,129,754
Urstadt Biddle Properties, Inc. Class A	33,967	639,599
Ventas, Inc.	427,894	23,106,276
Veris Residential, Inc. (a)	84,339	1,425,329
VICI Properties, Inc.	670,061	18,734,906
Vornado Realty Trust	168,775	7,304,582
Washington REIT (SBI)	96,620	2,257,043
Welltower, Inc.	467,952	38,975,722
Weyerhaeuser Co.	802,768	31,211,620
Wheeler REIT, Inc. (a)	5,633	11,210
Whitestone REIT Class B	49,736	585,890
WP Carey, Inc.	202,177	15,648,500
Xenia Hotels & Resorts, Inc. (a)	121,001	2,243,359
		1,536,896,099
Real Estate Management & Development - 0.2%
Alset Ehome International, Inc. (a)	2,097	730
Altisource Asset Management Corp. (a)(c)	665	12,821
Altisource Portfolio Solutions SA (a)	9,264	117,004
American Realty Investments, Inc. (a)	3,466	45,266
Amrep Corp. (a)	3,605	43,044
CBRE Group, Inc.	359,684	34,835,395
Comstock Holding Companies, Inc. (a)	441	2,033
Cushman & Wakefield PLC (a)	160,947	3,527,958
Doma Holdings, Inc. Class A (a)	184,939	491,938
Douglas Elliman, Inc. (a)(b)	68,962	519,973
eXp World Holdings, Inc. (b)	73,522	1,965,978
Fathom Holdings, Inc. (a)	5,775	74,093
Forestar Group, Inc. (a)	19,189	351,351
FRP Holdings, Inc. (a)	6,529	378,225
Howard Hughes Corp. (a)	43,585	4,165,854
InterGroup Corp. (a)	287	15,699
Jones Lang LaSalle, Inc. (a)	53,889	13,268,550
Kennedy-Wilson Holdings, Inc.	135,405	2,997,867
Marcus & Millichap, Inc.	28,221	1,403,430
Maui Land & Pineapple, Inc. (a)	5,834	59,565
Newmark Group, Inc.	175,633	3,105,191
Offerpad Solutions, Inc. (a)(b)	74,238	380,841
Opendoor Technologies, Inc. (a)	409,252	3,417,254
Rafael Holdings, Inc. (a)(b)	10,947	34,483
RE/MAX Holdings, Inc.	20,754	615,149
Realogy Holdings Corp. (a)	122,471	2,226,523
Redfin Corp. (a)(b)	112,342	2,429,957
Stratus Properties, Inc. (a)	6,964	265,955
Tejon Ranch Co. (a)	25,739	437,048
The RMR Group, Inc.	15,983	465,745
The St. Joe Co.	35,031	1,892,725
Transcontinental Realty Investors, Inc. (a)	3,330	127,872
Trinity Place Holdings, Inc. (a)	24,361	45,799
Zillow Group, Inc.:
Class A (a)	53,410	3,058,791
Class C (a)(b)	169,572	9,753,781
		92,533,888

TOTAL REAL ESTATE		1,629,429,987

UTILITIES - 2.5%
Electric Utilities - 1.5%
Allete, Inc.	59,041	3,716,041
Alliant Energy Corp.	265,348	15,496,323
American Electric Power Co., Inc.	537,728	48,745,043
Avangrid, Inc. (b)	76,675	3,440,407
Constellation Energy Corp.	348,315	16,015,524
Duke Energy Corp.	821,377	82,474,465
Edison International	406,329	25,769,385
Entergy Corp.	216,021	22,727,569
Evergy, Inc.	243,213	15,178,923
Eversource Energy	368,640	30,154,752
Exelon Corp.	1,044,807	44,466,986
FirstEnergy Corp.	580,611	24,298,570
Genie Energy Ltd. Class B	20,992	129,311
Hawaiian Electric Industries, Inc.	122,067	5,002,306
IDACORP, Inc.	55,580	5,777,541
MGE Energy, Inc. (b)	41,560	2,993,151
NextEra Energy, Inc.	2,101,499	164,484,327
NRG Energy, Inc.	261,258	9,886,003
OGE Energy Corp.	219,897	8,257,132
Otter Tail Corp.	47,588	2,943,794
PG&E Corp. (a)	1,618,321	18,400,310
Pinnacle West Capital Corp.	122,813	8,698,845
PNM Resources, Inc.	90,724	4,098,003
Portland General Electric Co.	99,840	5,068,877
PPL Corp.	798,841	20,905,669
Southern Co.	1,132,248	73,335,703
Via Renewables, Inc. Class A, (b)	12,896	143,790
Xcel Energy, Inc.	575,985	38,781,070
		701,389,820
Gas Utilities - 0.1%
Atmos Energy Corp.	140,209	15,396,350
Chesapeake Utilities Corp.	18,390	2,444,951
National Fuel Gas Co.	98,694	6,142,715
New Jersey Resources Corp.	107,876	4,705,551
Northwest Natural Holding Co.	32,011	1,664,892
ONE Gas, Inc.	58,133	4,830,271
RGC Resources, Inc.	7,159	157,283
South Jersey Industries, Inc.	119,367	4,050,122
Southwest Gas Corp.	66,426	4,712,260
Spire, Inc. (b)	54,335	3,646,422
UGI Corp.	226,059	8,689,708
		56,440,525
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	26,774	819,017
Class C	98,580	3,292,572
Montauk Renewables, Inc. (a)(b)	66,392	686,493
Ormat Technologies, Inc. (b)	48,051	3,428,439
Sunnova Energy International, Inc. (a)	99,167	1,998,215
The AES Corp.	713,241	15,142,106
Vistra Corp.	516,196	11,779,593
		37,146,435
Multi-Utilities - 0.7%
Ameren Corp.	274,892	23,626,967
Avista Corp.	76,268	3,403,841
Black Hills Corp.	67,910	4,753,021
CenterPoint Energy, Inc.	668,930	18,295,236
CMS Energy Corp.	306,599	19,625,402
Consolidated Edison, Inc.	379,435	32,544,140
Dominion Energy, Inc.	867,052	68,956,646
DTE Energy Co.	206,618	25,122,683
MDU Resources Group, Inc.	220,322	5,898,020
NiSource, Inc.	416,673	12,054,350
NorthWestern Energy Corp. (b)	56,311	3,405,689
Public Service Enterprise Group, Inc.	541,525	35,107,066
Sempra Energy	342,064	49,332,470
Unitil Corp.	16,809	848,686
WEC Energy Group, Inc.	339,833	30,884,023
		333,858,240
Water Utilities - 0.1%
American States Water Co.	38,441	3,235,195
American Water Works Co., Inc.	194,385	29,369,630
Artesian Resources Corp. Class A	8,768	407,537
Cadiz, Inc. (a)(b)	30,946	80,460
California Water Service Group	56,630	3,223,946
Essential Utilities, Inc.	248,689	11,715,739
Global Water Resources, Inc.	12,866	196,207
Middlesex Water Co. (b)	18,447	1,844,516
Pure Cycle Corp. (a)	21,296	252,358
SJW Corp.	30,359	1,980,014
York Water Co. (b)	14,775	662,954
		52,968,556

TOTAL UTILITIES		1,181,803,576

TOTAL COMMON STOCKS
(Cost $35,929,563,871)		47,552,138,725

Nonconvertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Meta Materials, Inc. (a)	114,044	221,245
Software - 0.0%
SRAX, Inc. (c)	18,304	915

TOTAL INFORMATION TECHNOLOGY

(Cost $43,666)		222,160
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 4% 6/15/23 (Cost $4,000)(d)	4,000	3,922
	Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund 0.07% (e)	161,055,442	161,087,653
Fidelity Securities Lending Cash Central Fund 0.07% (e)(f)	910,918,029	911,009,120
TOTAL MONEY MARKET FUNDS
(Cost $1,072,096,773)		1,072,096,773
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $37,001,708,310)		48,624,461,580
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(889,474,736)
NET ASSETS - 100%		$47,734,986,844

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	229	March 2022	$23,409,525	$657,858	$657,858
CME E-mini S&P 500 Index Contracts (United States)	734	March 2022	160,305,600	1,852,170	1,852,170
CME E-mini S&P MidCap 400 Index Contracts (United States)	44	March 2022	11,695,200	262,123	262,122
TOTAL FUTURES CONTRACTS					$2,772,150

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$217,013,461	$11,143,328,369	$11,199,254,177	$115,355	$--	$--	$161,087,653	0.3%
Fidelity Securities Lending Cash Central Fund 0.07%	632,811,154	2,575,913,803	2,297,715,837	6,188,368	--	--	911,009,120	2.4%
Total	$849,824,615	$ 13,719,242,172	$ 13,496,970,014	$6,303,723	$--	$--	$1,072,096,773

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$4,165,503,892	$4,165,487,695	$--	$16,197
Consumer Discretionary	5,613,360,630	5,613,358,560	--	2,070
Consumer Staples	2,700,441,595	2,700,436,037	5,558	--
Energy	1,733,245,197	1,733,245,197	--	--
Financials	5,802,046,246	5,802,046,246	--	--
Health Care	6,267,889,766	6,267,654,003	6	235,757
Industrials	4,215,092,775	4,215,092,758	--	17
Information Technology	12,902,555,007	12,902,554,092	--	915
Materials	1,340,992,214	1,340,992,214	--	--
Real Estate	1,629,429,987	1,629,417,166	--	12,821
Utilities	1,181,803,576	1,181,803,576	--	--
Corporate Bonds	3,922	--	3,922	--
Money Market Funds	1,072,096,773	1,072,096,773	--	--
Total Investments in Securities:	$48,624,461,580	$48,624,184,317	$9,486	$267,777
Derivative Instruments:
Assets
Futures Contracts	$2,772,150	$2,772,150	$--	$--
Total Assets	$2,772,150	$2,772,150	$--	$--
Total Derivative Instruments:	$2,772,150	$2,772,150	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,772,150	$0
Total Equity Risk	2,772,150	0
Total Value of Derivatives	$2,772,150	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022
Assets
Investment in securities, at value (including securities loaned of $901,695,054) — See accompanying schedule: Unaffiliated issuers (cost $35,929,611,537)	$47,552,364,807
Fidelity Central Funds (cost $1,072,096,773)	1,072,096,773
Total Investment in Securities (cost $37,001,708,310)		$48,624,461,580
Segregated cash with brokers for derivative instruments		8,617,400
Receivable for investments sold		1,310,104
Receivable for fund shares sold		95,903,624
Dividends receivable		55,808,273
Interest receivable		33
Distributions receivable from Fidelity Central Funds		671,604
Total assets		48,786,772,618
Liabilities
Payable to custodian bank	$34,562
Payable for investments purchased	126,115,460
Payable for fund shares redeemed	14,282,706
Payable for daily variation margin on futures contracts	284,774
Other payables and accrued expenses	71,626
Collateral on securities loaned	910,996,646
Total liabilities		1,051,785,774
Net Assets		$47,734,986,844
Net Assets consist of:
Paid in capital		$36,389,776,019
Total accumulated earnings (loss)		11,345,210,825
Net Assets		$47,734,986,844
Net Asset Value, offering price and redemption price per share ($47,734,986,844 ÷ 3,264,293,734 shares)		$14.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2022
Investment Income
Dividends		$577,226,442
Interest		667
Income from Fidelity Central Funds (including $6,188,368 from security lending)		6,303,723
Total income		583,530,832
Expenses
Custodian fees and expenses	$287,457
Independent trustees' fees and expenses	152,041
Interest	10,527
Total expenses before reductions	450,025
Expense reductions	(531)
Total expenses after reductions		449,494
Net investment income (loss)		583,081,338
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	104,016,866
Foreign currency transactions	5
Futures contracts	7,874,740
Total net realized gain (loss)		111,891,611
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	3,543,021,051
Futures contracts	1,836,333
Total change in net unrealized appreciation (depreciation)		3,544,857,384
Net gain (loss)		3,656,748,995
Net increase (decrease) in net assets resulting from operations		$4,239,830,333

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2022	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$583,081,338	$428,302,311
Net realized gain (loss)	111,891,611	(86,273,034)
Change in net unrealized appreciation (depreciation)	3,544,857,384	8,185,310,430
Net increase (decrease) in net assets resulting from operations	4,239,830,333	8,527,339,707
Distributions to shareholders	(746,713,332)	(595,763,893)
Share transactions
Proceeds from sales of shares	15,421,514,648	12,840,490,813
Reinvestment of distributions	746,713,332	595,763,893
Cost of shares redeemed	(7,147,150,801)	(8,113,757,897)
Net increase (decrease) in net assets resulting from share transactions	9,021,077,179	5,322,496,809
Total increase (decrease) in net assets	12,514,194,180	13,254,072,623
Net Assets
Beginning of period	35,220,792,664	21,966,720,041
End of period	$47,734,986,844	$35,220,792,664
Other Information
Shares
Sold	1,036,151,268	1,117,549,284
Issued in reinvestment of distributions	48,340,282	50,626,482
Redeemed	(473,190,529)	(711,450,022)
Net increase (decrease)	611,301,021	456,725,744

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Total Market Index Fund

Years ended February 28,	2022	2021	2020 A,B
Selected Per–Share Data
Net asset value, beginning of period	$13.28	$10.00	$10.00
Income from Investment Operations
Net investment income (loss)C,D	.20	.18	.17
Net realized and unrealized gain (loss)	1.39	3.34	(.02)
Total from investment operations	1.59	3.52	.15
Distributions from net investment income	(.19)	(.18)	(.12)
Distributions from net realized gain	(.06)	(.06)	(.02)
Total distributions	(.25)	(.24)	(.15)E
Net asset value, end of period	$14.62	$13.28	$10.00
Total ReturnF,G	11.87%	35.56%	1.38%
Ratios to Average Net AssetsD,H,I
Expenses before reductionsJ	-%	-%	- %K
Expenses net of fee waivers, if anyJ	-%	-%	- %K
Expenses net of all reductionsJ	-%	-%	- %K
Net investment income (loss)	1.33%	1.61%	1.96%K
Supplemental Data
Net assets, end of period (000 omitted)	$47,734,987	$35,220,793	$21,966,720
Portfolio turnover rateL	14%	18%M	27%K,M

 A For the period April 26, 2019 (commencement of operations) through February 29, 2020.

 B For the year ended February 29.

 C Calculated based on average shares outstanding during the period.

 D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Amount represents less than .005%.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2022

1. Organization.

Fidelity Series Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, certain deemed distributions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$13,268,014,769
Gross unrealized depreciation	(2,090,546,202)
Net unrealized appreciation (depreciation)	$11,177,468,567
Tax Cost	$37,446,993,013

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$118,119,247
Undistributed long-term capital gain	$49,623,011
Net unrealized appreciation (depreciation) on securities and other investments	$11,177,468,567

The tax character of distributions paid was as follows:

	February 28, 2022	February 28, 2021
Ordinary Income	$644,506,831	$ 516,376,500
Long-term Capital Gains	102,206,501	79,387,393
Total	$746,713,332	$ 595,763,893

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Total Market Index Fund	15,061,250,357	5,961,546,325

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Series Total Market Index Fund	22,287,789	301,553,789

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Total Market Index Fund	Borrower	$203,051,333.31%		$10,527

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Total Market Index Fund	$638,714	$283,265	$7,374,847

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $531.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Series Total Market Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Total Market Index Fund (one of the funds constituting Fidelity Concord Street Trust, referred to hereafter as the “Fund”) as of February 28, 2022, the related statement of operations for the year ended February 28, 2022, the statement of changes in net assets for each of the two years in the period ended February 28, 2022, including the related notes, and the financial highlights for each of the two years in the period ended February 28, 2022 and for the period April 26, 2019 (commencement of operations) through February 29, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2022 and the financial highlights for each of the two years in the period ended February 28, 2022 and for the period April 26, 2019 (commencement of operations) through February 29, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 12, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 317 funds. Mr. Chiel oversees 182 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Bettina Doulton (1964)

Year of Election or Appointment: 2021

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Thomas P. Bostick (1956)

Year of Election or Appointment: 2021

Trustee

Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University’s Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Oscar Munoz (1959)

Year of Election or Appointment: 2021

Trustee

Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2020

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Series Total Market Index Fund	- %-C
Actual		$1,000.00	$954.40	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Series Total Market Index Fund voted to pay on April 11, 2022, to shareholders of record at the opening of business on April 8, 2022, a distribution of $0.021 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.032 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2022, $112,641,550, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 81% and 77% of the dividends distributed in April and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 83% and 80% of the dividends distributed in April and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 1% and 8% of the dividends distributed in April and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

STX-ANN-0422
1.9892981.102

Fidelity® 500 Index Fund

Annual Report

February 28, 2022

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity® 500 Index Fund	16.37%	15.16%	14.58%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® 500 Index Fund on February 29, 2012.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$39,001	Fidelity® 500 Index Fund
$39,037	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 16.39% for the 12 months ending February 28, 2022. U.S. large-cap equities retreated to begin the new year after posting a strong result in 2021 amid improved economic growth, strong corporate earnings, widespread COVID-19 vaccination, and accommodative fiscal and monetary stimulus. These tailwinds, among others, have supported the historic rebound for U.S. stocks since the early-2020 outbreak and spread of COVID-19. The uptrend was briefly interrupted in September, with the index returning -4.65% as sentiment turned broadly negative due to a host of factors. These included inflationary pressure from surging commodity prices, rising bond yields, supply constraint and disruption, and the delta variant of the coronavirus. Also, the U.S. Federal Reserve signaled it could soon begin to taper the bond purchases it has made since the onset of the pandemic. The S&P 500® reversed course in October, rising 7.01% on earnings strength, followed by a 4.48% advance in December, after studies suggested that the omicron variant resulted in fewer severe COVID-19 cases. Uncertainty then washed over the market as the calendar turned. Stocks slid as investors digested geopolitical unrest, with Russia invading and escalating its attack on Ukraine, and the Fed’s accelerated plan to hike interest rates amid soaring inflation. The year-to-date pullback for the index was -8.01%. For the full 12 months, energy stocks rose 55%, driven by surging oil prices, whereas communications services (+1%) notably lagged.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund gained 16.37%, roughly in line with the 16.39% advance of the benchmark S&P 500® Index. By sector, information technology gained 19% and contributed most. Financials, which gained roughly 22%, also helped, as did health care, which advanced about 17%. The energy sector rose 55%, consumer staples gained approximately 23%, and consumer discretionary advanced roughly 8%. Other notable contributors included the industrials (+12%), real estate (+25%), utilities (+20%), materials (+16%), and communication services (+1%) sectors. Turning to individual stocks, the top contributor was Apple (+37%), from the technology hardware & equipment industry. In software & services, Microsoft (+30%) was helpful, while Alphabet (+33%) from the media & entertainment category also contributed. Nvidia, within the semiconductors & semiconductor equipment segment, rose 78% and Tesla, within the automobiles & components group, gained 29% and boosted the fund. Conversely, the biggest individual detractor was PayPal Holdings (-57%), from the software & services industry. In media & entertainment, Meta Platforms (-18%), Disney (-21%), and Netflix (-27%) hurt relative performance. Moderna, within the pharmaceuticals, biotechnology & life sciences group, returned -50% and hindered the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2022

% of fund's net assets
Apple, Inc.	6.9
Microsoft Corp.	6.0
Amazon.com, Inc.	3.6
Alphabet, Inc. Class A	2.2
Alphabet, Inc. Class C	2.0
Tesla, Inc.	1.9
NVIDIA Corp.	1.6
Berkshire Hathaway, Inc. Class B	1.6
Meta Platforms, Inc. Class A	1.3
UnitedHealth Group, Inc.	1.2
28.3

Top Market Sectors as of February 28, 2022

% of fund's net assets
Information Technology	28.0
Health Care	13.3
Consumer Discretionary	11.8
Financials	11.5
Communication Services	9.6
Industrials	7.9
Consumer Staples	6.2
Energy	3.7
Real Estate	2.6
Utilities	2.6

Schedule of Investments February 28, 2022

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 9.6%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	73,179,516	$1,733,623
Lumen Technologies, Inc. (a)	9,443,394	97,834
Verizon Communications, Inc. (a)	42,427,556	2,277,087
		4,108,544
Entertainment - 1.6%
Activision Blizzard, Inc.	7,981,896	650,525
Electronic Arts, Inc.	2,898,159	377,022
Live Nation Entertainment, Inc. (a)(b)	1,384,312	167,253
Netflix, Inc. (b)	4,539,282	1,790,838
Take-Two Interactive Software, Inc. (a)(b)	1,181,571	191,415
The Walt Disney Co. (b)	18,621,547	2,764,555
		5,941,608
Interactive Media & Services - 5.7%
Alphabet, Inc.:
Class A (b)	3,082,646	8,326,658
Class C (b)	2,865,375	7,730,266
Match Group, Inc. (a)(b)	2,900,996	323,432
Meta Platforms, Inc. Class A (b)	24,249,136	5,117,295
Twitter, Inc. (b)	8,194,237	291,305
		21,788,956
Media - 1.0%
Charter Communications, Inc. Class A (a)(b)	1,267,762	762,914
Comcast Corp. Class A	46,724,607	2,184,843
Discovery Communications, Inc.:
Class A (a)(b)	1,733,946	48,637
Class C (non-vtg.) (b)	3,112,662	87,061
DISH Network Corp. Class A (a)(b)	2,558,943	81,784
Fox Corp.:
Class A (a)	3,278,305	137,131
Class B	1,511,882	57,845
Interpublic Group of Companies, Inc. (a)	4,035,123	148,493
News Corp.:
Class A (a)	4,018,447	89,692
Class B (a)	1,257,442	28,204
Omnicom Group, Inc. (a)	2,178,264	182,735
Paramount Global Class B (a)	6,217,399	190,315
		3,999,654
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (b)	6,016,023	741,234

TOTAL COMMUNICATION SERVICES		36,579,996

CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.1%
Aptiv PLC (b)	2,772,173	358,830
BorgWarner, Inc. (a)	2,457,122	100,767
		459,597
Automobiles - 2.3%
Ford Motor Co. (a)	40,226,587	706,379
General Motors Co. (b)	14,878,365	695,117
Tesla, Inc. (a)(b)	8,336,118	7,256,007
		8,657,503
Distributors - 0.1%
Genuine Parts Co. (a)	1,459,512	178,294
LKQ Corp. (a)	2,748,166	129,026
Pool Corp.	410,814	188,391
		495,711
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc. (a)(b)	420,805	914,094
Caesars Entertainment, Inc. (a)(b)	2,190,713	184,436
Carnival Corp. (a)(b)	8,243,937	167,599
Chipotle Mexican Grill, Inc. (b)	288,322	439,215
Darden Restaurants, Inc. (a)	1,330,012	193,144
Domino's Pizza, Inc.	372,887	161,165
Expedia, Inc. (a)(b)	1,496,219	293,424
Hilton Worldwide Holdings, Inc. (a)(b)	2,856,284	425,186
Las Vegas Sands Corp. (a)(b)	3,523,148	151,002
Marriott International, Inc. Class A (a)(b)	2,803,526	476,992
McDonald's Corp.	7,657,615	1,874,354
MGM Resorts International	3,988,822	176,665
Norwegian Cruise Line Holdings Ltd. (a)(b)	3,792,019	73,906
Penn National Gaming, Inc. (a)(b)	1,702,402	87,418
Royal Caribbean Cruises Ltd. (a)(b)	2,297,712	185,471
Starbucks Corp.	12,092,399	1,109,961
Wynn Resorts Ltd. (b)	1,078,568	93,318
Yum! Brands, Inc.	3,003,967	368,226
		7,375,576
Household Durables - 0.4%
D.R. Horton, Inc. (a)	3,340,245	285,257
Garmin Ltd.	1,556,993	171,954
Lennar Corp. Class A	2,785,885	250,395
Mohawk Industries, Inc. (b)	562,223	79,150
Newell Brands, Inc. (a)	3,879,878	92,147
NVR, Inc. (b)	33,551	166,361
PulteGroup, Inc. (a)	2,594,600	128,848
Whirlpool Corp. (a)	622,482	125,287
		1,299,399
Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc. (b)	4,469,549	13,727,147
eBay, Inc.	6,415,160	350,204
Etsy, Inc. (a)(b)	1,299,226	201,237
		14,278,588
Leisure Products - 0.0%
Hasbro, Inc. (a)	1,328,833	128,963
Multiline Retail - 0.5%
Dollar General Corp.	2,390,913	474,214
Dollar Tree, Inc. (b)	2,304,852	327,473
Target Corp.	5,001,324	999,114
		1,800,801
Specialty Retail - 2.1%
Advance Auto Parts, Inc. (a)	645,622	132,017
AutoZone, Inc. (b)	214,876	400,398
Bath & Body Works, Inc. (a)	2,709,244	144,592
Best Buy Co., Inc. (a)	2,268,531	219,231
CarMax, Inc. (a)(b)	1,661,302	181,630
Lowe's Companies, Inc.	7,095,913	1,568,623
O'Reilly Automotive, Inc. (b)	690,476	448,285
Ross Stores, Inc.	3,641,718	332,817
The Home Depot, Inc. (a)	10,815,105	3,415,735
TJX Companies, Inc.	12,323,371	814,575
Tractor Supply Co. (a)	1,166,354	237,691
Ulta Beauty, Inc. (b)	557,050	208,615
		8,104,209
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	13,094,696	1,788,081
PVH Corp.	728,125	71,276
Ralph Lauren Corp.	499,436	65,946
Tapestry, Inc.	2,819,612	115,322
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,932,347	34,570
Class C (non-vtg.) (a)(b)	2,204,955	34,463
VF Corp. (a)	3,340,879	193,838
		2,303,496

TOTAL CONSUMER DISCRETIONARY		44,903,843

CONSUMER STAPLES - 6.2%
Beverages - 1.5%
Brown-Forman Corp. Class B (non-vtg.) (a)	1,872,601	122,150
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,683,345	362,963
Molson Coors Beverage Co. Class B	1,930,726	100,745
Monster Beverage Corp. (b)	3,849,984	324,939
PepsiCo, Inc. (a)	14,169,148	2,320,056
The Coca-Cola Co.	39,838,087	2,479,523
		5,710,376
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	4,527,723	2,351,020
Kroger Co. (a)	6,934,791	324,548
Sysco Corp. (a)	5,253,593	457,588
Walgreens Boots Alliance, Inc. (a)	7,362,611	339,343
Walmart, Inc.	14,573,741	1,969,787
		5,442,286
Food Products - 1.0%
Archer Daniels Midland Co.	5,733,037	449,757
Campbell Soup Co. (a)	2,074,277	93,280
Conagra Brands, Inc.	4,915,771	171,905
General Mills, Inc. (a)	6,207,012	418,539
Hormel Foods Corp. (a)	2,891,203	137,737
Kellogg Co. (a)	2,621,817	167,639
Lamb Weston Holdings, Inc.	1,496,875	99,437
McCormick & Co., Inc. (non-vtg.) (a)	2,555,310	243,189
Mondelez International, Inc.	14,295,386	936,062
The Hershey Co.	1,489,928	301,353
The J.M. Smucker Co.	1,110,441	149,632
The Kraft Heinz Co.	7,275,370	285,340
Tyson Foods, Inc. Class A (a)	3,021,217	279,946
		3,733,816
Household Products - 1.4%
Church & Dwight Co., Inc. (a)	2,501,980	244,819
Colgate-Palmolive Co.	8,637,334	664,643
Kimberly-Clark Corp. (a)	3,450,606	449,096
Procter & Gamble Co.	24,799,145	3,865,939
The Clorox Co. (a)	1,259,076	183,561
		5,408,058
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A (a)	2,374,465	703,625
Tobacco - 0.7%
Altria Group, Inc.	18,825,079	965,538
Philip Morris International, Inc.	15,954,055	1,612,476
		2,578,014

TOTAL CONSUMER STAPLES		23,576,175

ENERGY - 3.7%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A (a)	8,957,219	263,163
Halliburton Co.	9,172,972	307,570
Schlumberger Ltd.	14,373,896	564,032
		1,134,765
Oil, Gas & Consumable Fuels - 3.4%
APA Corp.	3,722,761	132,642
Chevron Corp. (a)	19,754,536	2,844,653
ConocoPhillips Co.	13,516,299	1,282,156
Coterra Energy, Inc. (a)	8,337,387	194,511
Devon Energy Corp.	6,452,114	384,223
Diamondback Energy, Inc.	1,745,246	241,018
EOG Resources, Inc.	5,995,882	689,047
Exxon Mobil Corp. (a)	43,384,740	3,402,231
Hess Corp. (a)	2,824,877	285,482
Kinder Morgan, Inc. (a)	19,983,067	347,705
Marathon Oil Corp.	7,978,298	179,990
Marathon Petroleum Corp.	6,308,418	491,237
Occidental Petroleum Corp.	9,092,682	397,623
ONEOK, Inc. (a)	4,569,873	298,413
Phillips 66 Co.	4,490,277	378,261
Pioneer Natural Resources Co. (a)	2,326,706	557,479
The Williams Companies, Inc. (a)	12,451,381	389,479
Valero Energy Corp. (a)	4,189,668	349,879
		12,846,029

TOTAL ENERGY		13,980,794

FINANCIALS - 11.5%
Banks - 4.2%
Bank of America Corp.	73,804,585	3,262,163
Citigroup, Inc. (a)	20,334,363	1,204,404
Citizens Financial Group, Inc.	4,367,615	228,950
Comerica, Inc.	1,343,987	128,337
Fifth Third Bancorp (a)	7,007,014	335,216
First Republic Bank	1,837,031	318,284
Huntington Bancshares, Inc. (a)	14,823,047	230,054
JPMorgan Chase & Co.	30,284,966	4,294,408
KeyCorp (a)	9,541,296	239,200
M&T Bank Corp. (a)	1,318,740	240,314
Peoples United Financial, Inc.	4,386,252	92,462
PNC Financial Services Group, Inc.	4,331,136	862,979
Regions Financial Corp.	9,769,060	236,314
Signature Bank	621,345	214,296
SVB Financial Group (a)(b)	601,412	364,456
Truist Financial Corp.	13,679,683	851,150
U.S. Bancorp (a)	13,827,815	781,825
Wells Fargo & Co.	40,860,357	2,180,717
Zions Bancorp NA (a)	1,603,399	113,665
		16,179,194
Capital Markets - 3.0%
Ameriprise Financial, Inc.	1,146,627	343,747
Bank of New York Mellon Corp. (a)	7,785,821	413,816
BlackRock, Inc. Class A	1,463,406	1,088,613
Cboe Global Markets, Inc.	1,092,856	128,181
Charles Schwab Corp.	15,406,374	1,301,222
CME Group, Inc.	3,683,017	871,144
FactSet Research Systems, Inc. (a)	385,748	156,648
Franklin Resources, Inc.	2,879,709	85,614
Goldman Sachs Group, Inc.	3,478,707	1,187,248
Intercontinental Exchange, Inc. (a)	5,773,650	739,720
Invesco Ltd.	3,497,491	74,287
MarketAxess Holdings, Inc. (a)	389,683	148,637
Moody's Corp. (a)	1,657,407	533,735
Morgan Stanley (a)	14,711,016	1,334,878
MSCI, Inc. (a)	844,900	423,878
NASDAQ, Inc. (a)	1,199,560	205,305
Northern Trust Corp. (a)	2,128,069	242,387
Raymond James Financial, Inc. (a)	1,897,960	208,111
S&P Global, Inc. (a)	3,628,885	1,363,372
State Street Corp.	3,746,893	319,722
T. Rowe Price Group, Inc. (a)	2,303,204	332,951
		11,503,216
Consumer Finance - 0.7%
American Express Co. (a)	6,429,369	1,250,769
Capital One Financial Corp.	4,361,685	668,515
Discover Financial Services (a)	3,003,383	370,738
Synchrony Financial	5,608,203	239,919
		2,529,941
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (b)	18,767,559	6,032,832
Insurance - 2.0%
AFLAC, Inc. (a)	6,236,874	381,011
Allstate Corp. (a)	2,937,799	359,469
American International Group, Inc. (a)	8,508,720	521,074
Aon PLC (a)	2,257,917	659,628
Arthur J. Gallagher & Co.	2,124,144	336,018
Assurant, Inc. (a)	583,887	99,091
Brown & Brown, Inc. (a)	2,402,231	162,415
Chubb Ltd.	4,414,145	898,896
Cincinnati Financial Corp. (a)	1,535,748	188,574
Everest Re Group Ltd. (a)	403,445	120,315
Globe Life, Inc. (a)	952,025	96,116
Hartford Financial Services Group, Inc.	3,487,870	242,337
Lincoln National Corp. (a)	1,740,756	117,362
Loews Corp.	2,053,759	125,978
Marsh & McLennan Companies, Inc.	5,174,060	804,101
MetLife, Inc.	7,327,036	494,941
Principal Financial Group, Inc. (a)	2,526,228	178,453
Progressive Corp. (a)	5,995,617	635,116
Prudential Financial, Inc. (a)	3,873,670	432,534
The Travelers Companies, Inc. (a)	2,521,051	433,192
W.R. Berkley Corp.	1,430,033	129,132
Willis Towers Watson PLC (a)	1,276,938	283,863
		7,699,616

TOTAL FINANCIALS		43,944,799

HEALTH CARE - 13.3%
Biotechnology - 1.9%
AbbVie, Inc.	18,116,876	2,677,131
Amgen, Inc. (a)	5,772,235	1,307,296
Biogen, Inc. (b)	1,505,329	317,639
Gilead Sciences, Inc.	12,854,669	776,422
Incyte Corp. (b)	1,924,101	131,416
Moderna, Inc. (a)(b)	3,614,823	555,237
Regeneron Pharmaceuticals, Inc. (a)(b)	1,083,397	669,929
Vertex Pharmaceuticals, Inc. (b)	2,605,523	599,322
		7,034,392
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	18,121,046	2,185,761
Abiomed, Inc. (b)	466,244	144,881
Align Technology, Inc. (a)(b)	751,504	384,364
Baxter International, Inc. (a)	5,131,000	435,981
Becton, Dickinson & Co. (a)	2,943,064	798,394
Boston Scientific Corp. (b)	14,603,025	645,016
Dentsply Sirona, Inc. (a)	2,240,241	121,287
DexCom, Inc. (b)	993,237	411,111
Edwards Lifesciences Corp. (a)(b)	6,398,046	718,948
Hologic, Inc. (b)	2,597,686	184,877
IDEXX Laboratories, Inc. (a)(b)	868,951	462,586
Intuitive Surgical, Inc. (a)(b)	3,658,176	1,062,078
Medtronic PLC (a)	13,791,587	1,447,979
ResMed, Inc. (a)	1,493,340	368,482
STERIS PLC (a)	1,025,016	246,004
Stryker Corp. (a)	3,440,631	906,090
Teleflex, Inc.	480,059	161,449
The Cooper Companies, Inc.	505,258	206,661
Zimmer Biomet Holdings, Inc.	2,140,848	272,294
		11,164,243
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	1,533,140	218,518
Anthem, Inc.	2,487,294	1,123,884
Cardinal Health, Inc.	2,887,711	155,965
Centene Corp. (b)	5,979,618	494,036
Cigna Corp.	3,396,406	807,597
CVS Health Corp.	13,527,696	1,402,146
DaVita HealthCare Partners, Inc. (b)	668,319	75,366
HCA Holdings, Inc. (a)	2,454,221	614,316
Henry Schein, Inc. (a)(b)	1,421,104	122,755
Humana, Inc.	1,317,190	572,082
Laboratory Corp. of America Holdings (a)(b)	980,715	266,029
McKesson Corp.	1,564,654	430,217
Quest Diagnostics, Inc. (a)	1,257,150	165,026
UnitedHealth Group, Inc.	9,651,898	4,593,049
Universal Health Services, Inc. Class B (a)	749,319	107,849
		11,148,835
Health Care Technology - 0.1%
Cerner Corp.	3,015,138	281,162
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	3,102,244	404,409
Bio-Rad Laboratories, Inc. Class A (b)	221,427	138,604
Bio-Techne Corp. (a)	402,688	168,891
Charles River Laboratories International, Inc. (b)	517,145	150,572
Danaher Corp.	6,517,327	1,788,420
Illumina, Inc. (b)	1,601,730	523,125
IQVIA Holdings, Inc. (b)	1,957,739	450,515
Mettler-Toledo International, Inc. (a)(b)	235,556	331,837
PerkinElmer, Inc.	1,293,262	232,283
Thermo Fisher Scientific, Inc.	4,038,124	2,196,739
Waters Corp. (a)(b)	625,485	198,110
West Pharmaceutical Services, Inc. (a)	759,157	293,854
		6,877,359
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co. (a)	22,746,469	1,562,000
Catalent, Inc. (b)	1,754,301	179,009
Eli Lilly & Co.	8,136,457	2,033,707
Johnson & Johnson	26,978,322	4,439,822
Merck & Co., Inc.	25,885,361	1,982,301
Organon & Co. (a)	2,598,331	96,996
Pfizer, Inc.	57,519,521	2,699,966
Viatris, Inc. (a)	12,393,630	136,454
Zoetis, Inc. Class A	4,848,498	938,912
		14,069,167

TOTAL HEALTH CARE		50,575,158

INDUSTRIALS - 7.9%
Aerospace & Defense - 1.7%
General Dynamics Corp.	2,374,980	556,814
Howmet Aerospace, Inc.	3,940,241	141,533
Huntington Ingalls Industries, Inc.	410,536	83,914
L3Harris Technologies, Inc. (a)	2,010,874	507,364
Lockheed Martin Corp. (a)	2,515,317	1,091,145
Northrop Grumman Corp. (a)	1,527,185	675,230
Raytheon Technologies Corp. (a)	15,338,677	1,575,282
Textron, Inc. (a)	2,258,873	165,191
The Boeing Co. (b)	5,661,262	1,162,484
TransDigm Group, Inc. (b)	536,538	357,651
		6,316,608
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc. (a)	1,332,081	128,786
Expeditors International of Washington, Inc.	1,736,019	179,435
FedEx Corp.	2,504,541	556,684
United Parcel Service, Inc. Class B (a)	7,472,263	1,572,314
		2,437,219
Airlines - 0.2%
Alaska Air Group, Inc. (b)	1,284,094	72,089
American Airlines Group, Inc. (a)(b)	6,635,604	114,464
Delta Air Lines, Inc. (a)(b)	6,558,745	261,825
Southwest Airlines Co. (a)(b)	6,065,884	265,686
United Airlines Holdings, Inc. (b)	3,318,309	147,333
		861,397
Building Products - 0.5%
A.O. Smith Corp. (a)	1,364,872	93,603
Allegion PLC (a)	919,186	105,265
Carrier Global Corp. (a)	8,880,583	398,561
Fortune Brands Home & Security, Inc.	1,390,974	120,876
Johnson Controls International PLC	7,262,610	471,779
Masco Corp.	2,501,356	140,176
Trane Technologies PLC	2,434,261	374,706
		1,704,966
Commercial Services & Supplies - 0.4%
Cintas Corp.	900,749	338,069
Copart, Inc. (b)	2,186,789	268,713
Republic Services, Inc.	2,144,688	257,963
Rollins, Inc. (a)	2,319,507	75,686
Waste Management, Inc.	3,943,872	569,495
		1,509,926
Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	1,460,300	159,085
Electrical Equipment - 0.5%
AMETEK, Inc.	2,370,573	307,677
Eaton Corp. PLC	4,084,771	630,239
Emerson Electric Co.	6,126,133	569,240
Generac Holdings, Inc. (a)(b)	646,534	203,962
Rockwell Automation, Inc. (a)	1,188,560	316,846
		2,027,964
Industrial Conglomerates - 1.0%
3M Co. (a)	5,905,319	877,826
General Electric Co. (a)	11,253,484	1,074,820
Honeywell International, Inc.	7,054,816	1,338,651
Roper Technologies, Inc. (a)	1,080,988	484,520
		3,775,817
Machinery - 1.5%
Caterpillar, Inc. (a)	5,543,464	1,039,843
Cummins, Inc. (a)	1,465,764	299,192
Deere & Co. (a)	2,891,472	1,040,988
Dover Corp.	1,475,530	231,452
Fortive Corp.	3,674,637	237,933
IDEX Corp. (a)	779,151	149,519
Illinois Tool Works, Inc. (a)	2,927,096	633,248
Ingersoll Rand, Inc. (a)	4,176,850	211,014
Nordson Corp. (a)	553,862	125,444
Otis Worldwide Corp. (a)	4,352,947	340,966
PACCAR, Inc.	3,557,801	326,642
Parker Hannifin Corp. (a)	1,323,001	392,124
Pentair PLC	1,695,783	98,203
Snap-On, Inc. (a)	550,562	115,717
Stanley Black & Decker, Inc.	1,670,730	271,828
Westinghouse Air Brake Tech Co. (a)	1,914,506	177,704
Xylem, Inc. (a)	1,847,935	164,374
		5,856,191
Professional Services - 0.3%
Equifax, Inc.	1,250,252	272,980
Jacobs Engineering Group, Inc.	1,335,432	164,258
Leidos Holdings, Inc. (a)	1,438,167	146,463
Nielsen Holdings PLC (a)	3,676,899	64,052
Robert Half International, Inc.	1,140,888	137,237
Verisk Analytics, Inc.	1,651,546	292,885
		1,077,875
Road & Rail - 0.9%
CSX Corp. (a)	22,729,429	770,755
J.B. Hunt Transport Services, Inc.	860,930	174,709
Norfolk Southern Corp. (a)	2,493,749	639,696
Old Dominion Freight Lines, Inc. (a)	954,674	299,796
Union Pacific Corp. (a)	6,588,063	1,620,334
		3,505,290
Trading Companies & Distributors - 0.2%
Fastenal Co. (a)	5,894,159	303,313
United Rentals, Inc. (a)(b)	741,880	238,603
W.W. Grainger, Inc.	443,492	211,572
		753,488

TOTAL INDUSTRIALS		29,985,826

INFORMATION TECHNOLOGY - 28.0%
Communications Equipment - 0.9%
Arista Networks, Inc. (b)	2,298,757	282,126
Cisco Systems, Inc.	43,221,387	2,410,457
F5, Inc. (b)	618,066	124,139
Juniper Networks, Inc.	3,332,389	112,601
Motorola Solutions, Inc. (a)	1,730,822	381,525
		3,310,848
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	6,128,468	465,825
CDW Corp.	1,390,862	239,868
Corning, Inc.	7,870,996	317,988
IPG Photonics Corp. (a)(b)	366,020	47,711
Keysight Technologies, Inc. (b)	1,887,603	297,052
TE Connectivity Ltd.	3,343,988	476,284
Teledyne Technologies, Inc. (b)	478,111	205,291
Trimble, Inc. (b)	2,572,281	179,417
Zebra Technologies Corp. Class A (b)	547,653	226,367
		2,455,803
IT Services - 4.2%
Accenture PLC Class A	6,472,929	2,045,575
Akamai Technologies, Inc. (a)(b)	1,665,064	180,260
Automatic Data Processing, Inc.	4,318,257	882,824
Broadridge Financial Solutions, Inc. (a)	1,194,668	174,672
Cognizant Technology Solutions Corp. Class A	5,382,676	463,610
DXC Technology Co. (a)(b)	2,584,894	87,964
EPAM Systems, Inc. (b)	581,255	120,756
Fidelity National Information Services, Inc.	6,240,262	594,260
Fiserv, Inc. (a)(b)	6,089,330	594,745
FleetCor Technologies, Inc. (b)	832,112	194,881
Gartner, Inc. (b)	842,769	236,329
Global Payments, Inc. (a)	2,973,408	396,593
IBM Corp.	9,190,224	1,125,894
Jack Henry & Associates, Inc.	758,757	134,148
MasterCard, Inc. Class A (a)	8,889,872	3,207,644
Paychex, Inc. (a)	3,288,785	391,563
PayPal Holdings, Inc. (b)	12,040,444	1,347,687
VeriSign, Inc. (b)	990,326	211,652
Visa, Inc. Class A (a)	17,185,556	3,714,142
		16,105,199
Semiconductors & Semiconductor Equipment - 6.0%
Advanced Micro Devices, Inc. (b)	16,753,164	2,066,335
Analog Devices, Inc. (a)	5,507,278	882,762
Applied Materials, Inc.	9,253,032	1,241,757
Broadcom, Inc.	4,218,157	2,477,914
Enphase Energy, Inc. (a)(b)	1,382,551	230,471
Intel Corp.	41,677,793	1,988,031
KLA Corp.	1,553,791	541,496
Lam Research Corp.	1,442,879	809,960
Microchip Technology, Inc. (a)	5,686,204	399,911
Micron Technology, Inc.	11,463,431	1,018,640
Monolithic Power Systems, Inc.	444,011	203,668
NVIDIA Corp.	25,619,493	6,247,313
NXP Semiconductors NV (a)	2,725,227	518,120
Qorvo, Inc. (a)(b)	1,129,544	154,499
Qualcomm, Inc.	11,477,533	1,974,021
Skyworks Solutions, Inc.	1,692,373	233,835
SolarEdge Technologies, Inc. (a)(b)	538,214	171,916
Teradyne, Inc.	1,670,432	196,977
Texas Instruments, Inc.	9,464,108	1,608,804
		22,966,430
Software - 9.0%
Adobe, Inc. (b)	4,875,902	2,280,362
ANSYS, Inc. (b)	894,151	289,875
Autodesk, Inc. (b)	2,252,978	496,173
Cadence Design Systems, Inc. (b)	2,840,084	430,074
Ceridian HCM Holding, Inc. (a)(b)	1,395,728	101,763
Citrix Systems, Inc.	1,278,137	131,009
Fortinet, Inc. (b)	1,390,677	479,116
Intuit, Inc.	2,901,838	1,376,545
Microsoft Corp.	76,940,256	22,988,979
NortonLifeLock, Inc. (a)	5,961,712	172,770
Oracle Corp.	16,528,413	1,255,664
Paycom Software, Inc. (b)	493,304	167,334
PTC, Inc. (b)	1,082,617	120,474
Salesforce.com, Inc. (b)	10,032,593	2,112,162
ServiceNow, Inc. (a)(b)	2,039,311	1,182,637
Synopsys, Inc. (b)	1,562,819	488,209
Tyler Technologies, Inc. (a)(b)	419,914	179,832
		34,252,978
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	159,722,956	26,373,461
Hewlett Packard Enterprise Co. (a)	13,404,644	213,402
HP, Inc.	11,810,770	405,818
NetApp, Inc. (a)	2,291,706	179,624
Seagate Technology Holdings PLC (a)	2,099,006	216,533
Western Digital Corp. (b)	3,193,451	162,674
		27,551,512

TOTAL INFORMATION TECHNOLOGY		106,642,770

MATERIALS - 2.5%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	2,268,503	536,047
Albemarle Corp. U.S. (a)	1,198,746	234,822
Celanese Corp. Class A (a)	1,115,689	155,393
CF Industries Holdings, Inc.	2,197,897	178,447
Corteva, Inc.	7,469,710	388,649
Dow, Inc. (a)	7,579,411	446,882
DuPont de Nemours, Inc.	5,309,423	410,790
Eastman Chemical Co.	1,377,716	163,218
Ecolab, Inc.	2,554,912	450,329
FMC Corp.	1,298,920	152,298
International Flavors & Fragrances, Inc. (a)	2,608,320	346,907
Linde PLC (a)	5,252,560	1,540,261
LyondellBasell Industries NV Class A	2,694,141	261,951
PPG Industries, Inc. (a)	2,432,837	324,662
Sherwin-Williams Co.	2,471,977	650,451
The Mosaic Co. (a)	3,795,888	199,018
		6,440,125
Construction Materials - 0.1%
Martin Marietta Materials, Inc. (a)	639,279	242,542
Vulcan Materials Co.	1,359,935	246,760
		489,302
Containers & Packaging - 0.3%
Amcor PLC (a)	15,711,620	182,726
Avery Dennison Corp. (a)	848,477	149,502
Ball Corp. (a)	3,319,199	297,865
International Paper Co.	3,968,598	172,753
Packaging Corp. of America (a)	973,449	143,282
Sealed Air Corp. (a)	1,518,282	101,922
WestRock Co.	2,736,223	123,869
		1,171,919
Metals & Mining - 0.4%
Freeport-McMoRan, Inc. (a)	15,048,621	706,533
Newmont Corp. (a)	8,171,952	540,983
Nucor Corp. (a)	2,928,810	385,490
		1,633,006

TOTAL MATERIALS		9,734,352

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	1,445,117	273,705
American Tower Corp.	4,666,990	1,058,800
AvalonBay Communities, Inc.	1,432,039	341,670
Boston Properties, Inc.	1,456,710	178,170
Crown Castle International Corp.	4,429,127	737,848
Digital Realty Trust, Inc.	2,908,191	392,373
Duke Realty Corp.	3,902,871	206,852
Equinix, Inc.	922,722	654,883
Equity Residential (SBI)	3,497,213	298,312
Essex Property Trust, Inc.	667,009	211,555
Extra Space Storage, Inc.	1,372,098	258,160
Federal Realty Investment Trust (SBI)	717,447	84,357
Healthpeak Properties, Inc.	5,524,305	171,585
Host Hotels & Resorts, Inc.	7,317,293	133,687
Iron Mountain, Inc. (a)	2,967,242	145,929
Kimco Realty Corp.	6,317,032	148,640
Mid-America Apartment Communities, Inc.	1,179,911	241,422
Prologis (REIT), Inc.	7,576,471	1,105,028
Public Storage	1,563,392	555,035
Realty Income Corp.	5,797,849	383,180
Regency Centers Corp.	1,579,097	104,047
SBA Communications Corp. Class A	1,114,766	338,209
Simon Property Group, Inc.	3,367,537	463,238
UDR, Inc.	2,978,367	163,423
Ventas, Inc.	4,090,680	220,897
Vornado Realty Trust (a)	1,629,351	70,518
Welltower, Inc.	4,460,609	371,524
Weyerhaeuser Co.	7,676,062	298,445
		9,611,492
Real Estate Management & Development - 0.1%
CBRE Group, Inc.	3,429,592	332,156

TOTAL REAL ESTATE		9,943,648

UTILITIES - 2.6%
Electric Utilities - 1.6%
Alliant Energy Corp. (a)	2,565,647	149,834
American Electric Power Co., Inc.	5,161,331	467,875
Constellation Energy Corp. (a)	3,341,870	153,659
Duke Energy Corp.	7,882,793	791,511
Edison International	3,893,222	246,908
Entergy Corp. (a)	2,059,613	216,692
Evergy, Inc.	2,349,848	146,654
Eversource Energy (a)	3,523,256	288,202
Exelon Corp. (a)	10,025,605	426,690
FirstEnergy Corp.	5,579,106	233,486
NextEra Energy, Inc.	20,107,583	1,573,821
NRG Energy, Inc. (a)	2,509,059	94,943
Pinnacle West Capital Corp. (a)	1,156,144	81,890
PPL Corp. (a)	7,693,183	201,331
Southern Co. (a)	10,860,651	703,444
Xcel Energy, Inc.	5,520,247	371,678
		6,148,618
Gas Utilities - 0.1%
Atmos Energy Corp. (a)	1,357,070	149,020
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	6,832,346	145,051
Multi-Utilities - 0.8%
Ameren Corp.	2,639,891	226,899
CenterPoint Energy, Inc. (a)	6,444,495	176,257
CMS Energy Corp. (a)	2,968,757	190,030
Consolidated Edison, Inc. (a)	3,625,151	310,929
Dominion Energy, Inc.	8,299,771	660,081
DTE Energy Co.	1,985,274	241,389
NiSource, Inc.	4,024,354	116,425
Public Service Enterprise Group, Inc. (a)	5,181,946	335,946
Sempra Energy (a)	3,272,502	471,960
WEC Energy Group, Inc. (a)	3,232,516	293,771
		3,023,687
Water Utilities - 0.1%
American Water Works Co., Inc.	1,860,363	281,082

TOTAL UTILITIES		9,747,458

TOTAL COMMON STOCKS
(Cost $193,736,017)		379,614,819

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.07% (c)	1,073,399,126	1,073,614
Fidelity Securities Lending Cash Central Fund 0.07% (c)(d)	5,903,936,663	5,904,527
TOTAL MONEY MARKET FUNDS
(Cost $6,978,134)		6,978,141
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $200,714,151)		386,592,960
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(5,584,305)
NET ASSETS - 100%		$381,008,655

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	6,282	March 2022	$1,371,989	$(9,310)	$(9,310)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$488,507	$21,475,917	$20,890,810	$480	$--	$--	$1,073,614	2.0%
Fidelity Securities Lending Cash Central Fund 0.07%	975,122	20,085,355	15,155,950	1,515	--	--	5,904,527	15.6%
Total	$1,463,629	$41,561,272	$36,046,760	$1,995	$--	$--	$6,978,141

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$36,579,996	$36,579,996	$--	$--
Consumer Discretionary	44,903,843	44,903,843	--	--
Consumer Staples	23,576,175	23,576,175	--	--
Energy	13,980,794	13,980,794	--	--
Financials	43,944,799	43,944,799	--	--
Health Care	50,575,158	50,575,158	--	--
Industrials	29,985,826	29,985,826	--	--
Information Technology	106,642,770	106,642,770	--	--
Materials	9,734,352	9,734,352	--	--
Real Estate	9,943,648	9,943,648	--	--
Utilities	9,747,458	9,747,458	--	--
Money Market Funds	6,978,141	6,978,141	--	--
Total Investments in Securities:	$386,592,960	$386,592,960	$--	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(9,310)	$(9,310)	$--	$--
Total Liabilities	$(9,310)	$(9,310)	$--	$--
Total Derivative Instruments:	$(9,310)	$(9,310)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Equity Risk
Futures Contracts(a)	$0	$(9,310)
Total Equity Risk	0	(9,310)
Total Value of Derivatives	$0	$(9,310)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 28, 2022
Assets
Investment in securities, at value (including securities loaned of $5,746,146) — See accompanying schedule: Unaffiliated issuers (cost $193,736,017)	$379,614,819
Fidelity Central Funds (cost $6,978,134)	6,978,141
Total Investment in Securities (cost $200,714,151)		$386,592,960
Segregated cash with brokers for derivative instruments		62,716
Receivable for fund shares sold		536,554
Dividends receivable		500,393
Distributions receivable from Fidelity Central Funds		301
Other receivables		4,914
Total assets		387,697,838
Liabilities
Payable for investments purchased	$514,662
Payable for fund shares redeemed	257,611
Accrued management fee	4,811
Payable for daily variation margin on futures contracts	2,863
Other payables and accrued expenses	4,914
Collateral on securities loaned	5,904,322
Total liabilities		6,689,183
Net Assets		$381,008,655
Net Assets consist of:
Paid in capital		$197,758,391
Total accumulated earnings (loss)		183,250,264
Net Assets		$381,008,655
Net Asset Value, offering price and redemption price per share ($381,008,655 ÷ 2,505,551 shares)		$152.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended February 28, 2022
Investment Income
Dividends		$4,905,333
Interest		21
Income from Fidelity Central Funds (including $1,515 from security lending)		1,995
Total income		4,907,349
Expenses
Management fee	$52,197
Independent trustees' fees and expenses	1,238
Interest	6
Total expenses before reductions	53,441
Expense reductions	(1)
Total expenses after reductions		53,440
Net investment income (loss)		4,853,909
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,330,381
Futures contracts	153,425
Total net realized gain (loss)		2,483,806
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	40,710,182
Futures contracts	(15,294)
Total change in net unrealized appreciation (depreciation)		40,694,888
Net gain (loss)		43,178,694
Net increase (decrease) in net assets resulting from operations		$48,032,603

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2022	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,853,909	$4,185,746
Net realized gain (loss)	2,483,806	(2,451,236)
Change in net unrealized appreciation (depreciation)	40,694,888	65,533,961
Net increase (decrease) in net assets resulting from operations	48,032,603	67,268,471
Distributions to shareholders	(4,694,552)	(4,452,321)
Share transactions
Proceeds from sales of shares	98,523,858	82,376,548
Reinvestment of distributions	4,431,085	4,233,128
Cost of shares redeemed	(57,596,648)	(76,517,878)
Net increase (decrease) in net assets resulting from share transactions	45,358,295	10,091,798
Total increase (decrease) in net assets	88,696,346	72,907,948
Net Assets
Beginning of period	292,312,309	219,404,361
End of period	$381,008,655	$292,312,309
Other Information
Shares
Sold	647,125	738,928
Issued in reinvestment of distributions	28,989	38,032
Redeemed	(378,181)	(704,489)
Net increase (decrease)	297,933	72,471

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity 500 Index Fund

Years ended February 28,	2022	2021	2020 A	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$132.41	$102.76	$97.10	$95.15	$83.00
Income from Investment Operations
Net investment income (loss)B,C	2.08	1.95	2.05	1.86	1.74
Net realized and unrealized gain (loss)	19.60	29.78	5.92	2.46	12.25
Total from investment operations	21.68	31.73	7.97	4.32	13.99
Distributions from net investment income	(2.02)	(2.08)	(2.19)	(1.81)	(1.69)
Distributions from net realized gain	–	–	(.12)	(.57)	(.15)
Total distributions	(2.02)	(2.08)	(2.31)	(2.37)D	(1.84)
Net asset value, end of period	$152.07	$132.41	$102.76	$97.10	$95.15
Total ReturnE	16.37%	31.29%	8.18%	4.67%	17.08%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.02%	.02%	.02%	.02%	.02%
Expenses net of fee waivers, if any	.02%	.02%	.02%	.02%	.02%
Expenses net of all reductions	.02%	.02%	.02%	.02%	.02%
Net investment income (loss)	1.36%	1.69%	1.96%	1.99%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$381,009	$292,312	$219,404	$179,593	$32,225
Portfolio turnover rateH,I	2%	7%	4%	4%	4%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity 500 Index Fund	$4,050

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, redemptions in-kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$193,281,378
Gross unrealized depreciation	(9,354,596)
Net unrealized appreciation (depreciation)	$183,926,782
Tax Cost	$202,666,178

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$803,308
Capital loss carryforward	$(1,479,825)
Net unrealized appreciation (depreciation) on securities and other investments	$183,926,782

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(679,731)
Long-term	(800,094)
Total capital loss carryforward	$(1,479,825)

The tax character of distributions paid was as follows:

	February 28, 2022	February 28, 2021
Ordinary Income	$4,694,552	$ 4,452,321

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity 500 Index Fund	54,514,865	6,886,747

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity 500 Index Fund	15,650	2,000,139	2,466,602

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity 500 Index Fund	728	105,156

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity 500 Index Fund	351	27,619	36,739

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .015% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .015% of average net assets. This expense contract will remain in place through April 30, 2023.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity 500 Index Fund	Borrower	$74,290.33%		$6

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity 500 Index Fund	$139	$–(a)	$–

 (a) In the amount of less than five hundred dollars.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity 500 Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity 500 Index Fund (one of the funds constituting Fidelity Concord Street Trust, referred to hereafter as the “Fund”) as of February 28, 2022, the related statement of operations for the year ended February 28, 2022, the statement of changes in net assets for each of the two years in the period ended February 28, 2022, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2022 and the financial highlights for each of the five years in the period ended February 28, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 12, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 317 funds. Mr. Chiel oversees 182 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Bettina Doulton (1964)

Year of Election or Appointment: 2021

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Thomas P. Bostick (1956)

Year of Election or Appointment: 2021

Trustee

Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University’s Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Oscar Munoz (1959)

Year of Election or Appointment: 2021

Trustee

Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2020

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity 500 Index Fund	.02%
Actual		$1,000.00	$973.80	$.10
Hypothetical-C		$1,000.00	$1,024.70	$.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The fund designates 97%, 91%, 91%, and 91% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 99%, 95%, 95%, and 95% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 2%, 6%, 6%, and 6% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

U5I-U5A-ANN-0422
1.925889.110

Fidelity Flex® Funds

Fidelity Flex® 500 Index Fund

Annual Report

February 28, 2022

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended February 28, 2022	Past 1 year	Life of fundA
Fidelity Flex® 500 Index Fund	16.38%	15.22%

 A From March 9, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® 500 Index Fund on March 9, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$20,245	Fidelity Flex® 500 Index Fund
$20,242	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 16.39% for the 12 months ending February 28, 2022. U.S. large-cap equities retreated to begin the new year after posting a strong result in 2021 amid improved economic growth, strong corporate earnings, widespread COVID-19 vaccination, and accommodative fiscal and monetary stimulus. These tailwinds, among others, have supported the historic rebound for U.S. stocks since the early-2020 outbreak and spread of COVID-19. The uptrend was briefly interrupted in September, with the index returning -4.65% as sentiment turned broadly negative due to a host of factors. These included inflationary pressure from surging commodity prices, rising bond yields, supply constraint and disruption, and the delta variant of the coronavirus. Also, the U.S. Federal Reserve signaled it could soon begin to taper the bond purchases it has made since the onset of the pandemic. The S&P 500 reversed course in October, rising 7.01% on earnings strength, followed by a 4.48% advance in December, after studies suggested that the omicron variant resulted in fewer severe COVID-19 cases. Uncertainty then washed over the market as the calendar turned. Stocks slid as investors digested geopolitical unrest, with Russia invading and escalating its attack on Ukraine, and the Fed’s accelerated plan to hike interest rates amid soaring inflation. The year-to-date pullback for the index was -8.01%. For the full 12 months, energy stocks rose 55%, driven by surging oil prices, whereas communications services (+1%) notably lagged.

Comments from the Geode Capital Management, LLC, passive equity index team:  For the fiscal year, the fund gained 16.38%, roughly in line with the 16.39% advance of the benchmark S&P 500® Index. By sector, information technology gained 19% and contributed most. Financials, which gained roughly 22%, also helped, as did health care, which advanced about 17%. The energy sector rose 55%, consumer staples gained approximately 23%, and consumer discretionary advanced roughly 8%. Other notable contributors included the industrials (+12%), real estate (+25%), utilities (+20%), materials (+16%), and communication services (+1%) sectors. Turning to individual stocks, the top contributor was Apple (+37%), from the technology hardware & equipment industry. In software & services, Microsoft (+30%) was helpful, while Alphabet (+33%) from the media & entertainment category also contributed. Nvidia, within the semiconductors & semiconductor equipment group, rose 78% and Tesla, within the automobiles & components segment, gained 29% and boosted the fund. Conversely, the biggest individual detractor was PayPal Holdings (-57%), from the software & services industry. In media & entertainment, Meta Platforms (-18%), Disney (-21%), and Netflix (-27%) hurt. Moderna, within the pharmaceuticals, biotechnology & life sciences group, returned -50% and hindered the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2022

% of fund's net assets
Apple, Inc.	6.9
Microsoft Corp.	6.0
Amazon.com, Inc.	3.6
Alphabet, Inc. Class A	2.2
Alphabet, Inc. Class C	2.0
Tesla, Inc.	1.9
NVIDIA Corp.	1.6
Berkshire Hathaway, Inc. Class B	1.6
Meta Platforms, Inc. Class A	1.3
UnitedHealth Group, Inc.	1.2
28.3

Top Market Sectors as of February 28, 2022

% of fund's net assets
Information Technology	28.0
Health Care	13.3
Consumer Discretionary	11.8
Financials	11.5
Communication Services	9.6
Industrials	7.9
Consumer Staples	6.2
Energy	3.7
Real Estate	2.6
Utilities	2.6

Asset Allocation (% of fund's net assets)

As of February 28, 2022*
Stocks and Equity Futures	100.1%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.1)%

 * Foreign investments - 3.1%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments February 28, 2022

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 9.6%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	530,250	$12,561,623
Lumen Technologies, Inc.	68,264	707,215
Verizon Communications, Inc.	307,460	16,501,378
		29,770,216
Entertainment - 1.6%
Activision Blizzard, Inc.	57,834	4,713,471
Electronic Arts, Inc.	20,996	2,731,370
Live Nation Entertainment, Inc. (a)	10,080	1,217,866
Netflix, Inc. (a)	32,887	12,974,579
Take-Two Interactive Software, Inc. (a)	8,589	1,391,418
The Walt Disney Co. (a)	134,913	20,029,184
		43,057,888
Interactive Media & Services - 5.7%
Alphabet, Inc.:
Class A (a)	22,347	60,362,376
Class C (a)	20,754	55,990,556
Match Group, Inc. (a)	21,008	2,342,182
Meta Platforms, Inc. Class A (a)	175,711	37,080,292
Twitter, Inc. (a)	59,356	2,110,106
		157,885,512
Media - 1.0%
Charter Communications, Inc. Class A (a)	9,181	5,524,942
Comcast Corp. Class A	338,474	15,827,044
Discovery Communications, Inc.:
Class A (a)	12,806	359,208
Class C (non-vtg.) (a)(b)	22,554	630,835
DISH Network Corp. Class A (a)	18,612	594,840
Fox Corp.:
Class A	23,709	991,747
Class B	11,090	424,303
Interpublic Group of Companies, Inc.	29,401	1,081,957
News Corp.:
Class A	29,166	650,985
Class B	9,008	202,049
Omnicom Group, Inc.	15,826	1,327,643
Paramount Global Class B	45,205	1,383,725
		28,999,278
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	43,584	5,369,985

TOTAL COMMUNICATION SERVICES		265,082,879

CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.1%
Aptiv PLC (a)	20,089	2,600,320
BorgWarner, Inc.	17,757	728,215
		3,328,535
Automobiles - 2.3%
Ford Motor Co.	291,482	5,118,424
General Motors Co. (a)	107,807	5,036,743
Tesla, Inc. (a)	60,405	52,578,324
		62,733,491
Distributors - 0.1%
Genuine Parts Co.	10,616	1,296,851
LKQ Corp.	19,749	927,216
Pool Corp.	2,990	1,371,154
		3,595,221
Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc. (a)	3,048	6,621,018
Caesars Entertainment, Inc. (a)	15,934	1,341,483
Carnival Corp. (a)	59,996	1,219,719
Chipotle Mexican Grill, Inc. (a)	2,088	3,180,755
Darden Restaurants, Inc.	9,664	1,403,406
Domino's Pizza, Inc.	2,717	1,174,315
Expedia, Inc. (a)	10,832	2,124,264
Hilton Worldwide Holdings, Inc. (a)	20,673	3,077,383
Las Vegas Sands Corp. (a)	25,655	1,099,573
Marriott International, Inc. Class A (a)	20,295	3,452,991
McDonald's Corp.	55,481	13,580,084
MGM Resorts International	29,018	1,285,207
Norwegian Cruise Line Holdings Ltd. (a)(b)	27,247	531,044
Penn National Gaming, Inc. (a)	12,374	635,405
Royal Caribbean Cruises Ltd. (a)	16,702	1,348,185
Starbucks Corp.	87,600	8,040,804
Wynn Resorts Ltd. (a)	7,750	670,530
Yum! Brands, Inc.	21,752	2,666,360
		53,452,526
Household Durables - 0.4%
D.R. Horton, Inc.	24,227	2,068,986
Garmin Ltd.	11,325	1,250,733
Lennar Corp. Class A	20,204	1,815,936
Mohawk Industries, Inc. (a)	4,088	575,509
Newell Brands, Inc.	28,090	667,138
NVR, Inc.(a)	244	1,209,859
PulteGroup, Inc.	18,620	924,669
Whirlpool Corp.	4,467	899,073
		9,411,903
Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc. (a)	32,387	99,468,898
eBay, Inc.	46,465	2,536,524
Etsy, Inc. (a)	9,468	1,466,499
		103,471,921
Leisure Products - 0.0%
Hasbro, Inc.	9,552	927,022
Multiline Retail - 0.5%
Dollar General Corp.	17,321	3,435,447
Dollar Tree, Inc. (a)	16,695	2,372,026
Target Corp.	36,237	7,239,065
		13,046,538
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	4,641	948,992
AutoZone, Inc. (a)	1,557	2,901,298
Bath & Body Works, Inc.	19,472	1,039,221
Best Buy Co., Inc.	16,476	1,592,241
CarMax, Inc. (a)	12,090	1,321,800
Lowe's Companies, Inc.	51,423	11,367,568
O'Reilly Automotive, Inc. (a)	5,004	3,248,797
Ross Stores, Inc.	26,382	2,411,051
The Home Depot, Inc.	78,373	24,752,545
TJX Companies, Inc.	89,296	5,902,466
Tractor Supply Co.	8,463	1,724,675
Ulta Beauty, Inc. (a)	4,046	1,515,227
		58,725,881
Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	94,875	12,955,181
PVH Corp.	5,341	522,830
Ralph Lauren Corp.	3,653	482,342
Tapestry, Inc.	20,318	831,006
Under Armour, Inc.:
Class A (sub. vtg.) (a)	13,951	249,583
Class C (non-vtg.) (a)	15,934	249,048
VF Corp.	24,296	1,409,654
		16,699,644

TOTAL CONSUMER DISCRETIONARY		325,392,682

CONSUMER STAPLES - 6.2%
Beverages - 1.5%
Brown-Forman Corp. Class B (non-vtg.)	13,479	879,235
Constellation Brands, Inc. Class A (sub. vtg.)	12,199	2,630,348
Molson Coors Beverage Co. Class B	13,864	723,424
Monster Beverage Corp. (a)	27,892	2,354,085
PepsiCo, Inc.	102,699	16,815,934
The Coca-Cola Co.	288,715	17,969,622
		41,372,648
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	32,808	17,035,554
Kroger Co.	50,227	2,350,624
Sysco Corp.	38,062	3,315,200
Walgreens Boots Alliance, Inc.	53,343	2,458,579
Walmart, Inc.	105,612	14,274,518
		39,434,475
Food Products - 1.0%
Archer Daniels Midland Co.	41,526	3,257,715
Campbell Soup Co.	14,935	671,627
Conagra Brands, Inc.	35,737	1,249,723
General Mills, Inc.	44,950	3,030,979
Hormel Foods Corp.	21,098	1,005,109
Kellogg Co.	19,074	1,219,592
Lamb Weston Holdings, Inc.	10,755	714,455
McCormick & Co., Inc. (non-vtg.)	18,526	1,763,119
Mondelez International, Inc.	103,573	6,781,960
The Hershey Co.	10,791	2,182,588
The J.M. Smucker Co.	8,090	1,090,128
The Kraft Heinz Co.	52,706	2,067,129
Tyson Foods, Inc. Class A	21,886	2,027,957
		27,062,081
Household Products - 1.4%
Church & Dwight Co., Inc.	18,144	1,775,390
Colgate-Palmolive Co.	62,592	4,816,454
Kimberly-Clark Corp.	24,997	3,253,360
Procter & Gamble Co.	179,697	28,012,965
The Clorox Co.	9,151	1,334,124
		39,192,293
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	17,200	5,096,876
Tobacco - 0.7%
Altria Group, Inc.	136,412	6,996,571
Philip Morris International, Inc.	115,597	11,683,389
		18,679,960

TOTAL CONSUMER STAPLES		170,838,333

ENERGY - 3.7%
Energy Equipment & Services - 0.3%
Baker Hughes Co. Class A	64,908	1,906,997
Halliburton Co.	66,475	2,228,907
Schlumberger Ltd.	104,168	4,087,552
		8,223,456
Oil, Gas & Consumable Fuels - 3.4%
APA Corp.	26,797	954,777
Chevron Corp.	143,151	20,613,744
ConocoPhillips Co.	97,932	9,289,830
Coterra Energy, Inc.	60,577	1,413,261
Devon Energy Corp.	46,739	2,783,307
Diamondback Energy, Inc.	12,661	1,748,484
EOG Resources, Inc.	43,439	4,992,010
Exxon Mobil Corp.	314,381	24,653,758
Hess Corp.	20,467	2,068,395
Kinder Morgan, Inc.	144,797	2,519,468
Marathon Oil Corp.	58,036	1,309,292
Marathon Petroleum Corp.	45,705	3,559,048
Occidental Petroleum Corp.	65,862	2,880,145
ONEOK, Inc.	33,106	2,161,822
Phillips 66 Co.	32,528	2,740,159
Pioneer Natural Resources Co.	16,855	4,038,458
The Williams Companies, Inc.	90,220	2,822,082
Valero Energy Corp.	30,352	2,534,696
		93,082,736

TOTAL ENERGY		101,306,192

FINANCIALS - 11.5%
Banks - 4.2%
Bank of America Corp.	534,827	23,639,353
Citigroup, Inc.	147,359	8,728,074
Citizens Financial Group, Inc.	31,675	1,660,404
Comerica, Inc.	9,818	937,521
Fifth Third Bancorp	50,730	2,426,923
First Republic Bank	13,306	2,305,398
Huntington Bancshares, Inc.	107,507	1,668,509
JPMorgan Chase & Co.	219,461	31,119,570
KeyCorp	69,191	1,734,618
M&T Bank Corp.	9,561	1,742,301
Peoples United Financial, Inc.	31,497	663,957
PNC Financial Services Group, Inc.	31,384	6,253,262
Regions Financial Corp.	70,847	1,713,789
Signature Bank	4,511	1,555,799
SVB Financial Group (a)	4,356	2,639,736
Truist Financial Corp.	99,085	6,165,069
U.S. Bancorp	100,198	5,665,195
Wells Fargo & Co.	296,087	15,802,163
Zions Bancorp NA	11,577	820,694
		117,242,335
Capital Markets - 3.0%
Ameriprise Financial, Inc.	8,307	2,490,356
Bank of New York Mellon Corp.	56,423	2,998,882
BlackRock, Inc. Class A	10,604	7,888,210
Cboe Global Markets, Inc.	7,855	921,313
Charles Schwab Corp.	111,633	9,428,523
CME Group, Inc.	26,690	6,312,986
FactSet Research Systems, Inc.	2,773	1,126,088
Franklin Resources, Inc.	20,688	615,054
Goldman Sachs Group, Inc.	25,210	8,603,921
Intercontinental Exchange, Inc.	41,844	5,361,053
Invesco Ltd.	25,397	539,432
MarketAxess Holdings, Inc.	2,842	1,084,024
Moody's Corp.	12,009	3,867,258
Morgan Stanley	106,599	9,672,793
MSCI, Inc.	6,120	3,070,343
NASDAQ, Inc.	8,712	1,491,059
Northern Trust Corp.	15,429	1,757,363
Raymond James Financial, Inc.	13,782	1,511,196
S&P Global, Inc.	26,303	9,882,037
State Street Corp.	27,147	2,316,454
T. Rowe Price Group, Inc.	16,683	2,411,694
		83,350,039
Consumer Finance - 0.7%
American Express Co.	46,590	9,063,619
Capital One Financial Corp.	31,611	4,845,018
Discover Financial Services	21,761	2,686,178
Synchrony Financial	40,668	1,739,777
		18,334,592
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	136,005	43,718,807
Insurance - 2.0%
AFLAC, Inc.	45,197	2,761,085
Allstate Corp.	21,288	2,604,800
American International Group, Inc.	61,647	3,775,262
Aon PLC	16,359	4,779,118
Arthur J. Gallagher & Co.	15,381	2,433,120
Assurant, Inc.	4,194	711,764
Brown & Brown, Inc.	17,503	1,183,378
Chubb Ltd.	31,987	6,513,833
Cincinnati Financial Corp.	11,158	1,370,091
Everest Re Group Ltd.	2,910	867,820
Globe Life, Inc.	6,837	690,264
Hartford Financial Services Group, Inc.	25,292	1,757,288
Lincoln National Corp.	12,502	842,885
Loews Corp.	14,995	919,793
Marsh & McLennan Companies, Inc.	37,493	5,826,787
MetLife, Inc.	53,092	3,586,365
Principal Financial Group, Inc.	18,369	1,297,586
Progressive Corp.	43,443	4,601,917
Prudential Financial, Inc.	28,075	3,134,855
The Travelers Companies, Inc.	18,265	3,138,475
W.R. Berkley Corp.	10,444	943,093
Willis Towers Watson PLC	9,251	2,056,497
		55,796,076

TOTAL FINANCIALS		318,441,849

HEALTH CARE - 13.3%
Biotechnology - 1.9%
AbbVie, Inc.	131,284	19,399,837
Amgen, Inc.	41,830	9,473,658
Biogen, Inc. (a)	10,907	2,301,486
Gilead Sciences, Inc.	93,169	5,627,408
Incyte Corp. (a)	13,829	944,521
Moderna, Inc. (a)	26,192	4,023,091
Regeneron Pharmaceuticals, Inc. (a)	7,851	4,854,744
Vertex Pharmaceuticals, Inc. (a)	18,880	4,342,778
		50,967,523
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	131,304	15,837,888
Abiomed, Inc. (a)	3,403	1,057,448
Align Technology, Inc. (a)	5,443	2,783,877
Baxter International, Inc.	37,172	3,158,505
Becton, Dickinson & Co.	21,323	5,784,503
Boston Scientific Corp. (a)	105,797	4,673,053
Dentsply Sirona, Inc.	16,139	873,765
DexCom, Inc. (a)	7,194	2,977,669
Edwards Lifesciences Corp. (a)	46,347	5,208,012
Hologic, Inc. (a)	18,884	1,343,974
IDEXX Laboratories, Inc. (a)	6,294	3,350,611
Intuitive Surgical, Inc. (a)	26,503	7,694,616
Medtronic PLC	99,933	10,491,966
ResMed, Inc.	10,817	2,669,095
STERIS PLC	7,435	1,784,400
Stryker Corp.	24,928	6,564,789
Teleflex, Inc.	3,497	1,176,076
The Cooper Companies, Inc.	3,669	1,500,694
Zimmer Biomet Holdings, Inc.	15,509	1,972,590
		80,903,531
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	11,129	1,586,216
Anthem, Inc.	18,023	8,143,693
Cardinal Health, Inc.	21,031	1,135,884
Centene Corp. (a)	43,321	3,579,181
Cigna Corp.	24,609	5,851,528
CVS Health Corp.	98,031	10,160,913
DaVita HealthCare Partners, Inc. (a)	4,800	541,296
HCA Holdings, Inc.	17,785	4,451,763
Henry Schein, Inc. (a)	10,224	883,149
Humana, Inc.	9,544	4,145,150
Laboratory Corp. of America Holdings (a)	7,106	1,927,574
McKesson Corp.	11,340	3,118,046
Quest Diagnostics, Inc.	9,152	1,201,383
UnitedHealth Group, Inc.	69,943	33,283,775
Universal Health Services, Inc. Class B	5,382	774,631
		80,784,182
Health Care Technology - 0.1%
Cerner Corp.	21,840	2,036,580
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	22,464	2,928,407
Bio-Rad Laboratories, Inc. Class A (a)	1,591	995,902
Bio-Techne Corp.	2,932	1,229,710
Charles River Laboratories International, Inc. (a)	3,770	1,097,673
Danaher Corp.	47,222	12,958,189
Illumina, Inc. (a)	11,604	3,789,866
IQVIA Holdings, Inc. (a)	14,178	3,262,641
Mettler-Toledo International, Inc. (a)	1,706	2,403,310
PerkinElmer, Inc.	9,385	1,685,640
Thermo Fisher Scientific, Inc.	29,259	15,916,896
Waters Corp. (a)	4,545	1,439,538
West Pharmaceutical Services, Inc.	5,500	2,128,940
		49,836,712
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	164,810	11,317,503
Catalent, Inc. (a)	12,767	1,302,745
Eli Lilly & Co.	58,956	14,736,052
Johnson & Johnson	195,494	32,172,448
Merck & Co., Inc.	187,562	14,363,498
Organon & Co.	18,760	700,311
Pfizer, Inc.	416,783	19,563,794
Viatris, Inc.	90,106	992,067
Zoetis, Inc. Class A	35,128	6,802,537
		101,950,955

TOTAL HEALTH CARE		366,479,483

INDUSTRIALS - 7.9%
Aerospace & Defense - 1.7%
General Dynamics Corp.	17,229	4,039,339
Howmet Aerospace, Inc.	28,327	1,017,506
Huntington Ingalls Industries, Inc.	2,992	611,565
L3Harris Technologies, Inc.	14,569	3,675,904
Lockheed Martin Corp.	18,232	7,909,042
Northrop Grumman Corp.	11,070	4,894,490
Raytheon Technologies Corp.	111,195	11,419,727
Textron, Inc.	16,240	1,187,631
The Boeing Co. (a)	41,024	8,423,868
TransDigm Group, Inc. (a)	3,889	2,592,369
		45,771,441
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	9,575	925,711
Expeditors International of Washington, Inc.	12,628	1,305,230
FedEx Corp.	18,149	4,033,978
United Parcel Service, Inc. Class B	54,147	11,393,612
		17,658,531
Airlines - 0.2%
Alaska Air Group, Inc. (a)	9,222	517,723
American Airlines Group, Inc. (a)(b)	47,708	822,963
Delta Air Lines, Inc. (a)	47,528	1,897,318
Southwest Airlines Co. (a)	43,962	1,925,536
United Airlines Holdings, Inc. (a)	24,190	1,074,036
		6,237,576
Building Products - 0.5%
A.O. Smith Corp.	9,806	672,495
Allegion PLC	6,631	759,382
Carrier Global Corp.	64,379	2,889,330
Fortune Brands Home & Security, Inc.	9,987	867,870
Johnson Controls International PLC	52,669	3,421,378
Masco Corp.	18,244	1,022,394
Trane Technologies PLC	17,650	2,716,865
		12,349,714
Commercial Services & Supplies - 0.4%
Cintas Corp.	6,527	2,449,714
Copart, Inc. (a)	15,844	1,946,911
Republic Services, Inc.	15,551	1,870,474
Rollins, Inc.	16,661	543,648
Waste Management, Inc.	28,594	4,128,974
		10,939,721
Construction & Engineering - 0.1%
Quanta Services, Inc.	10,494	1,143,216
Electrical Equipment - 0.5%
AMETEK, Inc.	17,169	2,228,365
Eaton Corp. PLC	29,593	4,565,904
Emerson Electric Co.	44,383	4,124,068
Generac Holdings, Inc. (a)	4,702	1,483,340
Rockwell Automation, Inc.	8,608	2,294,721
		14,696,398
Industrial Conglomerates - 1.0%
3M Co.	42,803	6,362,666
General Electric Co.	81,537	7,787,599
Honeywell International, Inc.	51,128	9,701,538
Roper Technologies, Inc.	7,833	3,510,907
		27,362,710
Machinery - 1.5%
Caterpillar, Inc.	40,173	7,535,651
Cummins, Inc.	10,626	2,168,979
Deere & Co.	20,953	7,543,499
Dover Corp.	10,707	1,679,500
Fortive Corp.	26,657	1,726,041
IDEX Corp.	5,600	1,074,640
Illinois Tool Works, Inc.	21,228	4,592,466
Ingersoll Rand, Inc.	30,314	1,531,463
Nordson Corp.	3,981	901,657
Otis Worldwide Corp.	31,552	2,471,468
PACCAR, Inc.	25,792	2,367,964
Parker Hannifin Corp.	9,589	2,842,084
Pentair PLC	12,185	705,633
Snap-On, Inc.	3,968	833,994
Stanley Black & Decker, Inc.	12,106	1,969,646
Westinghouse Air Brake Tech Co.	13,922	1,292,240
Xylem, Inc.	13,453	1,196,644
		42,433,569
Professional Services - 0.3%
Equifax, Inc.	9,060	1,978,160
Jacobs Engineering Group, Inc.	9,725	1,196,175
Leidos Holdings, Inc.	10,336	1,052,618
Nielsen Holdings PLC	26,481	461,299
Robert Half International, Inc.	8,202	986,619
Verisk Analytics, Inc.	11,975	2,123,647
		7,798,518
Road & Rail - 0.9%
CSX Corp.	164,663	5,583,722
J.B. Hunt Transport Services, Inc.	6,267	1,271,762
Norfolk Southern Corp.	18,066	4,634,290
Old Dominion Freight Lines, Inc.	6,916	2,171,831
Union Pacific Corp.	47,737	11,740,915
		25,402,520
Trading Companies & Distributors - 0.2%
Fastenal Co.	42,737	2,199,246
United Rentals, Inc. (a)	5,382	1,730,959
W.W. Grainger, Inc.	3,221	1,536,610
		5,466,815

TOTAL INDUSTRIALS		217,260,729

INFORMATION TECHNOLOGY - 28.0%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	16,657	2,044,314
Cisco Systems, Inc.	313,236	17,469,172
F5, Inc. (a)	4,440	891,774
Juniper Networks, Inc.	24,040	812,312
Motorola Solutions, Inc.	12,547	2,765,735
		23,983,307
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	44,390	3,374,084
CDW Corp.	10,086	1,739,432
Corning, Inc.	57,014	2,303,366
IPG Photonics Corp. (a)	2,645	344,776
Keysight Technologies, Inc. (a)	13,667	2,150,776
TE Connectivity Ltd.	24,225	3,450,367
Teledyne Technologies, Inc. (a)	3,473	1,491,237
Trimble, Inc. (a)	18,715	1,305,371
Zebra Technologies Corp. Class A (a)	3,974	1,642,613
		17,802,022
IT Services - 4.2%
Accenture PLC Class A	46,902	14,821,970
Akamai Technologies, Inc. (a)	12,118	1,311,895
Automatic Data Processing, Inc.	31,287	6,396,314
Broadridge Financial Solutions, Inc.	8,690	1,270,565
Cognizant Technology Solutions Corp. Class A	38,996	3,358,725
DXC Technology Co. (a)	18,739	637,688
EPAM Systems, Inc. (a)	4,214	875,459
Fidelity National Information Services, Inc.	45,209	4,305,253
Fiserv, Inc. (a)	44,111	4,308,321
FleetCor Technologies, Inc. (a)	6,044	1,415,505
Gartner, Inc. (a)	6,113	1,714,207
Global Payments, Inc.	21,538	2,872,738
IBM Corp.	66,594	8,158,431
Jack Henry & Associates, Inc.	5,452	963,914
MasterCard, Inc. Class A	64,417	23,242,942
Paychex, Inc.	23,822	2,836,247
PayPal Holdings, Inc. (a)	87,238	9,764,549
VeriSign, Inc. (a)	7,192	1,537,074
Visa, Inc. Class A	124,529	26,913,207
		116,705,004
Semiconductors & Semiconductor Equipment - 6.0%
Advanced Micro Devices, Inc. (a)	121,388	14,971,996
Analog Devices, Inc.	39,897	6,395,090
Applied Materials, Inc.	67,040	8,996,768
Broadcom, Inc.	30,565	17,955,104
Enphase Energy, Inc. (a)	10,058	1,676,669
Intel Corp.	302,010	14,405,877
KLA Corp.	11,253	3,921,671
Lam Research Corp.	10,453	5,867,792
Microchip Technology, Inc.	41,170	2,895,486
Micron Technology, Inc.	83,062	7,380,889
Monolithic Power Systems, Inc.	3,227	1,480,225
NVIDIA Corp.	185,641	45,268,558
NXP Semiconductors NV	19,741	3,753,159
Qorvo, Inc. (a)	8,232	1,125,973
Qualcomm, Inc.	83,164	14,303,376
Skyworks Solutions, Inc.	12,277	1,696,313
SolarEdge Technologies, Inc. (a)	3,869	1,235,836
Teradyne, Inc.	12,143	1,431,903
Texas Instruments, Inc.	68,577	11,657,404
		166,420,089
Software - 9.0%
Adobe, Inc. (a)	35,330	16,523,134
ANSYS, Inc. (a)	6,478	2,100,103
Autodesk, Inc. (a)	16,320	3,594,154
Cadence Design Systems, Inc. (a)	20,570	3,114,915
Ceridian HCM Holding, Inc. (a)	10,028	731,141
Citrix Systems, Inc.	9,187	941,668
Fortinet, Inc. (a)	10,073	3,470,350
Intuit, Inc.	21,024	9,973,155
Microsoft Corp.	557,532	166,584,986
NortonLifeLock, Inc.	43,425	1,258,457
Oracle Corp.	119,772	9,099,079
Paycom Software, Inc. (a)	3,594	1,219,121
PTC, Inc. (a)	7,781	865,870
Salesforce.com, Inc. (a)	72,693	15,304,057
ServiceNow, Inc. (a)	14,774	8,567,738
Synopsys, Inc. (a)	11,318	3,535,630
Tyler Technologies, Inc. (a)	3,056	1,308,763
		248,192,321
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	1,157,391	191,108,396
Hewlett Packard Enterprise Co.	97,223	1,547,790
HP, Inc.	85,524	2,938,605
NetApp, Inc.	16,650	1,305,027
Seagate Technology Holdings PLC	15,231	1,571,230
Western Digital Corp. (a)	23,239	1,183,795
		199,654,843

TOTAL INFORMATION TECHNOLOGY		772,757,586

MATERIALS - 2.5%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	16,436	3,883,827
Albemarle Corp. U.S.	8,700	1,704,243
Celanese Corp. Class A	8,127	1,131,929
CF Industries Holdings, Inc.	16,001	1,299,121
Corteva, Inc.	54,115	2,815,603
Dow, Inc.	54,904	3,237,140
DuPont de Nemours, Inc.	38,466	2,976,114
Eastman Chemical Co.	10,028	1,188,017
Ecolab, Inc.	18,511	3,262,749
FMC Corp.	9,336	1,094,646
International Flavors & Fragrances, Inc.	18,889	2,512,237
Linde PLC	38,059	11,160,421
LyondellBasell Industries NV Class A	19,517	1,897,638
PPG Industries, Inc.	17,623	2,351,789
Sherwin-Williams Co.	17,911	4,712,921
The Mosaic Co.	27,616	1,447,907
		46,676,302
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,637	1,759,278
Vulcan Materials Co.	9,863	1,789,641
		3,548,919
Containers & Packaging - 0.3%
Amcor PLC	114,227	1,328,460
Avery Dennison Corp.	6,185	1,089,797
Ball Corp.	24,047	2,157,978
International Paper Co.	28,859	1,256,232
Packaging Corp. of America	6,998	1,030,036
Sealed Air Corp.	10,916	732,791
WestRock Co.	19,663	890,144
		8,485,438
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	109,037	5,119,287
Newmont Corp.	59,216	3,920,099
Nucor Corp.	21,223	2,793,371
		11,832,757

TOTAL MATERIALS		70,543,416

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	10,468	1,982,639
American Tower Corp.	33,819	7,672,517
AvalonBay Communities, Inc.	10,377	2,475,848
Boston Properties, Inc.	10,594	1,295,752
Crown Castle International Corp.	32,090	5,345,873
Digital Realty Trust, Inc.	21,065	2,842,090
Duke Realty Corp.	28,347	1,502,391
Equinix, Inc.	6,685	4,744,545
Equity Residential (SBI)	25,348	2,162,184
Essex Property Trust, Inc.	4,842	1,535,737
Extra Space Storage, Inc.	9,945	1,871,152
Federal Realty Investment Trust (SBI)	5,199	611,298
Healthpeak Properties, Inc.	40,179	1,247,960
Host Hotels & Resorts, Inc.	52,575	960,545
Iron Mountain, Inc.	21,321	1,048,567
Kimco Realty Corp.	46,021	1,082,874
Mid-America Apartment Communities, Inc.	8,558	1,751,052
Prologis (REIT), Inc.	54,900	8,007,165
Public Storage	11,328	4,021,667
Realty Income Corp.	41,987	2,774,921
Regency Centers Corp.	11,342	747,324
SBA Communications Corp. Class A	8,076	2,450,178
Simon Property Group, Inc.	24,400	3,356,464
UDR, Inc.	21,679	1,189,527
Ventas, Inc.	29,689	1,603,206
Vornado Realty Trust	11,694	506,116
Welltower, Inc.	32,314	2,691,433
Weyerhaeuser Co.	55,607	2,162,000
		69,643,025
Real Estate Management & Development - 0.1%
CBRE Group, Inc.	24,847	2,406,432

TOTAL REAL ESTATE		72,049,457

UTILITIES - 2.6%
Electric Utilities - 1.6%
Alliant Energy Corp.	18,698	1,091,963
American Electric Power Co., Inc.	37,350	3,385,778
Constellation Energy Corp.	24,372	1,120,625
Duke Energy Corp.	57,092	5,732,608
Edison International	28,236	1,790,727
Entergy Corp.	14,946	1,572,469
Evergy, Inc.	17,126	1,068,834
Eversource Energy	25,514	2,087,045
Exelon Corp.	72,602	3,089,941
FirstEnergy Corp.	40,480	1,694,088
NextEra Energy, Inc.	145,683	11,402,608
NRG Energy, Inc.	18,029	682,217
Pinnacle West Capital Corp.	8,382	593,697
PPL Corp.	55,875	1,462,249
Southern Co.	78,627	5,092,671
Xcel Energy, Inc.	39,939	2,689,093
		44,556,613
Gas Utilities - 0.1%
Atmos Energy Corp.	9,890	1,086,021
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	49,833	1,057,955
Multi-Utilities - 0.8%
Ameren Corp.	19,159	1,646,716
CenterPoint Energy, Inc.	46,884	1,282,277
CMS Energy Corp.	21,573	1,380,888
Consolidated Edison, Inc.	26,245	2,251,034
Dominion Energy, Inc.	60,100	4,779,753
DTE Energy Co.	14,400	1,750,896
NiSource, Inc.	28,970	838,102
Public Service Enterprise Group, Inc.	37,505	2,431,449
Sempra Energy	23,686	3,415,995
WEC Energy Group, Inc.	23,413	2,127,773
		21,904,883
Water Utilities - 0.1%
American Water Works Co., Inc.	13,478	2,036,391

TOTAL UTILITIES		70,641,863

TOTAL COMMON STOCKS
(Cost $2,119,663,889)		2,750,794,469

Money Market Funds - 0.1%
Fidelity Cash Central Fund 0.07% (c)	2,182,541	2,182,978
Fidelity Securities Lending Cash Central Fund 0.07% (c)(d)	970,289	970,387
TOTAL MONEY MARKET FUNDS
(Cost $3,153,364)		3,153,365
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $2,122,817,253)		2,753,947,834
NET OTHER ASSETS (LIABILITIES) - 0.2%		6,583,279
NET ASSETS - 100%		$2,760,531,113

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	45	March 2022	$9,828,000	$138,181	$138,181

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$37,958,291	$717,910,015	$753,685,329	$11,914	$--	$1	$2,182,978	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	342,106	27,641,109	27,012,828	6,913	--	--	970,387	0.0%
Total	$38,300,397	$ 745,551,124	$ 780,698,157	$18,827	$--	$1	$3,153,365

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$265,082,879	$265,082,879	$--	$--
Consumer Discretionary	325,392,682	325,392,682	--	--
Consumer Staples	170,838,333	170,838,333	--	--
Energy	101,306,192	101,306,192	--	--
Financials	318,441,849	318,441,849	--	--
Health Care	366,479,483	366,479,483	--	--
Industrials	217,260,729	217,260,729	--	--
Information Technology	772,757,586	772,757,586	--	--
Materials	70,543,416	70,543,416	--	--
Real Estate	72,049,457	72,049,457	--	--
Utilities	70,641,863	70,641,863	--	--
Money Market Funds	3,153,365	3,153,365	--	--
Total Investments in Securities:	$2,753,947,834	$2,753,947,834	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$138,181	$138,181	$--	$--
Total Assets	$138,181	$138,181	$--	$--
Total Derivative Instruments:	$138,181	$138,181	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$138,181	$0
Total Equity Risk	138,181	0
Total Value of Derivatives	$138,181	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022
Assets
Investment in securities, at value (including securities loaned of $938,532) — See accompanying schedule: Unaffiliated issuers (cost $2,119,663,889)	$2,750,794,469
Fidelity Central Funds (cost $3,153,364)	3,153,365
Total Investment in Securities (cost $2,122,817,253)		$2,753,947,834
Segregated cash with brokers for derivative instruments		313,200
Cash		38,241
Receivable for fund shares sold		6,839,487
Dividends receivable		3,583,769
Distributions receivable from Fidelity Central Funds		2,136
Total assets		2,764,724,667
Liabilities
Payable for investments purchased	$40,304
Payable for fund shares redeemed	3,156,796
Payable for daily variation margin on futures contracts	25,974
Collateral on securities loaned	970,480
Total liabilities		4,193,554
Net Assets		$2,760,531,113
Net Assets consist of:
Paid in capital		$2,135,390,446
Total accumulated earnings (loss)		625,140,667
Net Assets		$2,760,531,113
Net Asset Value, offering price and redemption price per share ($2,760,531,113 ÷ 147,733,772 shares)		$18.69

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended February 28, 2022
Investment Income
Dividends		$33,056,867
Income from Fidelity Central Funds (including $6,913 from security lending)		18,827
Total income		33,075,694
Expenses
Independent trustees' fees and expenses	$8,058
Total expenses before reductions	8,058
Expense reductions	(14)
Total expenses after reductions		8,044
Net investment income (loss)		33,067,650
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(302,790)
Futures contracts	1,120,323
Total net realized gain (loss)		817,533
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	256,077,632
Fidelity Central Funds	1
Futures contracts	1,011,961
Total change in net unrealized appreciation (depreciation)		257,089,594
Net gain (loss)		257,907,127
Net increase (decrease) in net assets resulting from operations		$290,974,777

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended February 28, 2022	Year ended February 28, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$33,067,650	$20,248,499
Net realized gain (loss)	817,533	(6,319,887)
Change in net unrealized appreciation (depreciation)	257,089,594	322,927,649
Net increase (decrease) in net assets resulting from operations	290,974,777	336,856,261
Distributions to shareholders	(32,960,793)	(20,318,634)
Share transactions
Proceeds from sales of shares	1,535,656,043	994,146,861
Reinvestment of distributions	22,749,290	14,393,109
Cost of shares redeemed	(744,296,057)	(483,146,638)
Net increase (decrease) in net assets resulting from share transactions	814,109,276	525,393,332
Total increase (decrease) in net assets	1,072,123,260	841,930,959
Net Assets
Beginning of period	1,688,407,853	846,476,894
End of period	$2,760,531,113	$1,688,407,853
Other Information
Shares
Sold	82,535,630	70,239,613
Issued in reinvestment of distributions	1,209,622	1,028,797
Redeemed	(39,738,052)	(34,636,619)
Net increase (decrease)	44,007,200	36,631,791

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex 500 Index Fund

Years ended February 28,	2022	2021	2020 A	2019	2018 B
Selected Per–Share Data
Net asset value, beginning of period	$16.28	$12.62	$11.88	$11.58	$10.00
Income from Investment Operations
Net investment income (loss)C,D	.26	.24	.26	.24	.22
Net realized and unrealized gain (loss)	2.41	3.66	.73	.29	1.47
Total from investment operations	2.67	3.90	.99	.53	1.69
Distributions from net investment income	(.24)	(.24)	(.25)	(.19)	(.10)
Distributions from net realized gain	(.02)	–	–	(.04)	(.01)
Total distributions	(.26)	(.24)	(.25)	(.23)	(.11)
Net asset value, end of period	$18.69	$16.28	$12.62	$11.88	$11.58
Total ReturnE,F	16.38%	31.31%	8.26%	4.67%	16.91%
Ratios to Average Net AssetsD,G,H
Expenses before reductionsI	-%	-%	-%	-%	- %J
Expenses net of fee waivers, if anyI	-%	-%	-%	-%	- %J
Expenses net of all reductionsI	-%	-%	-%	-%	- %J
Net investment income (loss)	1.38%	1.69%	1.98%	2.05%	2.04%J
Supplemental Data
Net assets, end of period (000 omitted)	$2,760,531	$1,688,408	$846,477	$553,837	$26,382
Portfolio turnover rateK	2%	6%	3%	8%L	10%J

 A For the year ended February 29.

 B For the period March 9, 2017 (commencement of operations) through February 28, 2018.

 C Calculated based on average shares outstanding during the period.

 D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2022

1. Organization.

Fidelity Flex 500 Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of February 28, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$709,005,414
Gross unrealized depreciation	(89,431,060)
Net unrealized appreciation (depreciation)	$619,574,354
Tax Cost	$2,134,373,480

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$5,918,620
Net unrealized appreciation (depreciation) on securities and other investments	$619,574,354

The Fund intends to elect to defer to its next fiscal year $352,305 of capital losses recognized during the period November 1, 2021 to February 28, 2022.

The tax character of distributions paid was as follows:

	February 28, 2022	February 28, 2021
Ordinary Income	$31,291,066	$ 20,318,634
Long-term Capital Gains	1,669,727	–
Total	$32,960,793	$ 20,318,634

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex 500 Index Fund	911,223,973	58,581,683

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Flex 500 Index Fund	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $14.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Concord Street Trust and Shareholders of Fidelity Flex 500 Index Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Flex 500 Index Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of February 28, 2022, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period March 9, 2017 (commencement of operations) to February 28, 2018, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from March 9, 2017 (commencement of operations) to February 28, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

April 14, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 317 funds. Mr. Chiel oversees 182 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Bettina Doulton (1964)

Year of Election or Appointment: 2021

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Thomas P. Bostick (1956)

Year of Election or Appointment: 2021

Trustee

Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Ariel Alternatives, LLC (private equity, 2021-present) and as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-present). In addition, Ms. Fuller currently serves as a member of the Board of Roosevelt University (2019-present) and as a member of the Executive Board of New York University’s Stern School of Business. Ms. Fuller previously served as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Oscar Munoz (1959)

Year of Election or Appointment: 2021

Trustee

Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Kenyon in the World Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2020

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Flex 500 Index Fund	- %-C
Actual		$1,000.00	$974.00	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2022, $2,002,884, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.01% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 100% of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates 96%, 88%, 88%, and 88% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 98%, 92%, 92%, and 92% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 2%, 6%, 6%, and 6% of the dividends distributed in April, July, October, and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

Z5I-ANN-0422
1.9881571.104

Item 2.

Code of Ethics

As of the end of the period, February 28, 2022, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Flex 500 Index Fund (the “Fund”):

Services Billed by Deloitte Entities

February 28, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex 500 Index Fund	$42,500	$-	$8,900	$1,000

February 28, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex 500 Index Fund	$41,500	$-	$8,600	$1,100

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity 500 Index Fund, Fidelity Extended Market Index Fund, Fidelity International Index Fund, Fidelity Series Total Market Index Fund and Fidelity Total Market Index Fund (the “Funds”):

Services Billed by PwC

February 28, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity 500 Index Fund	$59,500	$5,500	$14,200	$1,800
Fidelity Extended Market Index Fund	$64,000	$5,600	$24,800	$1,800
Fidelity International Index Fund	$101,500	$5,800	$14,000	$1,900
Fidelity Series Total Market Index Fund	$57,600	$5,400	$14,000	$1,800
Fidelity Total Market Index Fund	$65,100	$5,900	$15,000	$1,900

February 28, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity 500 Index Fund	$60,700	$5,300	$13,900	$2,100
Fidelity Extended Market Index Fund	$57,700	$5,400	$12,200	$2,100
Fidelity International Index Fund	$57,600	$5,600	$13,600	$2,200
Fidelity Series Total Market Index Fund	$57,600	$4,700	$12,600	$1,900
Fidelity Total Market Index Fund	$62,500	$5,700	$16,100	$2,200

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	February 28, 2022A	February 28, 2021A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by PwC

	February 28, 2022A	February 28, 2021A
Audit-Related Fees	$8,239,800	$9,436,200
Tax Fees	$354,200	$14,300
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Series Total Market Index Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	February 28, 2022A	February 28, 2021A
Deloitte Entities	$474,500	$568,300
PwC	$13,956,100	$14,691,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 21, 2022